UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive

Suite 400

King of Prussia, Pennsylvania 19406-2850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 230-2839

Date of fiscal year end: December 31, 2013

Date of reporting period: January 1, 2013 through June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

2

American Century NVIT Growth Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

24	Supplemental Information

27	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GR (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program.

While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered

-2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	American Century NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

American Century NVIT Growth Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,097.40	4.47	0.86
	Hypothetical	[b]	1,000.00	1,020.53	4.31	0.86
Class II Shares	Actual		1,000.00	1,095.60	5.77	1.11
	Hypothetical	[b]	1,000.00	1,019.29	5.56	1.11
Class IV Shares	Actual		1,000.00	1,097.40	4.47	0.86
	Hypothetical	[b]	1,000.00	1,020.53	4.31	0.86

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	American Century NVIT Growth Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	98.0%
Repurchase Agreement	6.6%
Mutual Fund	1.4%
Exchange Traded Fund	0.5%
Liabilities in excess of other assets ††	(6.5%)

100.0%

Top Industries †††
Software	6.4%
Computers & Peripherals	5.9%
Media	5.3%
Aerospace & Defense	4.9%
Beverages	4.8%
Pharmaceuticals	4.4%
Specialty Retail	4.1%
Internet Software & Services	4.1%
Biotechnology	3.7%
Information Technology Services	3.2%
Other Industries *	53.2%

100.0%

Top Holdings †††
Apple, Inc.	3.5%
Google, Inc.	2.9%
Microsoft Corp.	2.6%
Philip Morris International, Inc.	2.2%
Comcast Corp.	2.2%
Coca-Cola Co. (The)	2.1%
PepsiCo, Inc.	2.0%
MasterCard, Inc.	1.9%
Oracle Corp.	1.7%
Union Pacific Corp.	1.6%
Other Holdings *	77.3%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Please refer to Statement of Asset and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 98.0%

	Shares	Market Value

Aerospace & Defense 5.2%
Boeing Co. (The)	10,704	$1,096,518
Honeywell International, Inc.	32,971	2,615,919
Precision Castparts Corp.	7,539	1,703,889
Textron, Inc.	26,045	678,472
United Technologies Corp.	20,226	1,879,805

		7,974,603

Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	28,349	2,451,622

Airlines 0.3%
Alaska Air Group, Inc.*	7,948	413,296

Automobiles 0.9%
Harley-Davidson, Inc.	26,331	1,443,465

Beverages 5.1%
Beam, Inc.	5,709	360,295
Brown-Forman Corp., Class B	6,042	408,137
Coca-Cola Co. (The)	83,641	3,354,841
Monster Beverage Corp.*	5,935	360,670
PepsiCo, Inc.	40,070	3,277,325

		7,761,268

Biotechnology 4.0%
Alexion Pharmaceuticals, Inc.*	13,398	1,235,832
Amgen, Inc.	18,609	1,835,964
Gilead Sciences, Inc.*	40,769	2,087,780
Regeneron Pharmaceuticals, Inc.*	4,027	905,592

		6,065,168

Capital Markets 0.9%
Franklin Resources, Inc.	10,103	1,374,210

Chemicals 2.8%
Agrium, Inc. (a)	7,523	654,200
Huntsman Corp.	10,530	174,377
LyondellBasell Industries NV, Class A	5,679	376,291
Monsanto Co.	24,948	2,464,862
W.R. Grace & Co.*	6,544	549,958

		4,219,688

Commercial Banks 0.8%
SunTrust Banks, Inc.	36,830	1,162,723

Commercial Services & Supplies 0.5%
Tyco International Ltd.	23,408	771,294

Communications Equipment 3.0%
Cisco Systems, Inc.	54,848	1,333,355
F5 Networks, Inc.* (a)	12,588	866,054
QUALCOMM, Inc.	28,178	1,721,112
Riverbed Technology, Inc.*	47,174	734,028

		4,654,549

Common Stocks (continued)

	Shares	Market Value

Computers & Peripherals 6.3%
Apple, Inc.	14,449	$5,722,960
EMC Corp.	63,111	1,490,682
NetApp, Inc.*	39,227	1,481,996
Seagate Technology PLC (a)	20,424	915,608

		9,611,246

Diversified Telecommunication Services 1.1%
CenturyLink, Inc.	5,741	202,944
Verizon Communications, Inc.	29,134	1,466,606

		1,669,550

Electrical Equipment 1.0%
Regal-Beloit Corp.	4,691	304,164
Rockwell Automation, Inc.	13,749	1,143,092

		1,447,256

Electronic Equipment, Instruments & Components 0.4%
Trimble Navigation Ltd.*	25,770	670,278

Energy Equipment & Services 2.7%
Cameron International Corp.*	16,384	1,002,046
Core Laboratories NV (a)	3,214	487,435
Oceaneering International, Inc. (a)	17,940	1,295,268
Schlumberger Ltd.	19,614	1,405,539

		4,190,288

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	15,762	1,742,804
Wal-Mart Stores, Inc.	14,875	1,108,039
Whole Foods Market, Inc.	25,182	1,296,369

		4,147,212

Food Products 1.5%
Annie’s, Inc.*	6,484	277,126
Hershey Co. (The)	6,466	577,284
Mead Johnson Nutrition Co.	13,164	1,042,984
Pinnacle Foods, Inc.	15,525	374,929

		2,272,323

Health Care Equipment & Supplies 2.5%
CareFusion Corp.*	10,940	403,139
Cooper Cos., Inc. (The)	3,740	445,247
Covidien PLC	7,611	478,275
DENTSPLY International, Inc.	8,197	335,749
IDEXX Laboratories, Inc.* (a)	6,656	597,576
Intuitive Surgical, Inc.*	2,283	1,156,522
ResMed, Inc. (a)	8,230	371,420

		3,787,928

Health Care Providers & Services 1.7%
Cardinal Health, Inc.	19,827	935,834
Express Scripts Holding Co.*	27,842	1,717,573

		2,653,407

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

American Century NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure 3.2%
Marriott International, Inc., Class A	33,571	$1,355,261
McDonald’s Corp.	23,852	2,361,348
Starbucks Corp.	17,305	1,133,305

		4,849,914

Household Durables 0.7%
Mohawk Industries, Inc.* (a)	9,008	1,013,310

Household Products 0.3%
Procter & Gamble Co. (The)	6,790	522,762

Industrial Conglomerates 0.7%
Danaher Corp.	17,832	1,128,766

Information Technology Services 3.4%
International Business Machines Corp.	11,306	2,160,690
MasterCard, Inc., Class A	5,363	3,081,043

		5,241,733

Insurance 0.6%
MetLife, Inc.	9,979	456,639
Travelers Cos., Inc. (The)	6,109	488,231

		944,870

Internet & Catalog Retail 1.7%
Amazon.com, Inc.*	5,237	1,454,262
Expedia, Inc.	19,451	1,169,978

		2,624,240

Internet Software & Services 4.3%
eBay, Inc.*	36,011	1,862,489
Google, Inc., Class A*	5,401	4,754,878

		6,617,367

Life Sciences Tools & Services 0.6%
Waters Corp.*	8,486	849,024

Machinery 1.5%
Flowserve Corp. (a)	9,849	531,944
Lincoln Electric Holdings, Inc.	7,629	436,913
Parker Hannifin Corp. (a)	13,207	1,259,948

		2,228,805

Media 5.6%
CBS Corp. Non-Voting Shares, Class B	26,082	1,274,627
Comcast Corp., Class A	83,716	3,506,026
Discovery Communications, Inc., Class C*	12,530	872,840
Scripps Networks Interactive, Inc., Class A	14,734	983,642
Viacom, Inc., Class B	29,012	1,974,267

		8,611,402

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 0.5%
Nucor Corp. (a)	18,238	$790,070

Multiline Retail 0.6%
Target Corp.	12,709	875,143

Multi-Utilities 0.4%
DTE Energy Co. (a)	8,722	584,461

Oil, Gas & Consumable Fuels 2.5%
EOG Resources, Inc.	10,800	1,422,144
Noble Energy, Inc.	21,390	1,284,256
Occidental Petroleum Corp.	12,897	1,150,799

		3,857,199

Personal Products 0.5%
Estee Lauder Cos., Inc. (The), Class A	11,837	778,519

Pharmaceuticals 4.7%
AbbVie, Inc.	50,091	2,070,762
Allergan, Inc.	15,846	1,334,867
Bristol-Myers Squibb Co.	54,982	2,457,145
Eli Lilly & Co.	17,272	848,401
Zoetis, Inc.	17,374	536,683

		7,247,858

Real Estate Investment Trusts (REITs) 1.4%
American Campus Communities, Inc.	13,949	567,167
Simon Property Group, Inc.	9,448	1,492,028

		2,059,195

Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A*	36,944	863,012

Road & Rail 1.7%
Union Pacific Corp.	17,277	2,665,496

Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	24,231	799,381
Freescale Semiconductor Ltd.* (a)	33,944	459,941
Linear Technology Corp.	35,319	1,301,152
Teradyne, Inc.* (a)	44,163	775,944

		3,336,418

Software 6.8%
Cadence Design Systems, Inc.*	55,727	806,927
CommVault Systems, Inc.*	4,112	312,060
Electronic Arts, Inc.* (a)	42,853	984,333
Microsoft Corp.	124,473	4,298,053
NetSuite, Inc.*	3,821	350,538
Oracle Corp.	88,812	2,728,305
Splunk, Inc.*	7,061	327,348
Symantec Corp.	27,263	612,599

		10,420,163

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

American Century NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 4.3%
Chico’s FAS, Inc. (a)	24,250	$413,705
Foot Locker, Inc. (a)	12,593	442,392
GNC Holdings, Inc., Class A (a)	25,274	1,117,364
Home Depot, Inc. (The)	28,349	2,196,197
Lowe’s Cos., Inc.	39,848	1,629,783
Urban Outfitters, Inc.*	20,395	820,287

		6,619,728

Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc.	20,128	1,149,107
PVH Corp.	7,535	942,252

		2,091,359

Tobacco 2.3%
Philip Morris International, Inc.	41,426	3,588,320

Wireless Telecommunication Services 0.5%
SBA Communications Corp., Class A* (a)	9,420	698,210

Total Common Stocks (cost $130,563,920)		149,848,718

Exchange Traded Fund 0.5%
Equity 0.5%
iShares Russell 1000 Growth Index Fund	10,181	740,565

Total Exchange Traded Fund (cost $756,710)		740,565

Mutual Fund 1.4%
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (b)	2,169,758	2,169,758

Total Mutual Fund (cost $2,169,758)		2,169,758

Repurchase Agreement 6.6%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $10,129,362, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $10,331,944.(c)	$10,129,269	$10,129,269

Total Repurchase Agreement (cost $10,129,269)		10,129,269

Total Investments (cost $143,619,657) (d) — 106.5%		162,888,310

Liabilities in excess of other assets — (6.5%)		(9,909,570)

NET ASSETS — 100.0%		$152,978,740

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $8,901,560.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $10,129,269.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

American Century NVIT Growth Fund
Assets:
Investments, at value * (cost $133,490,388)	$152,759,041
Repurchase agreement, at value and cost	10,129,269

Total Investments	162,888,310

Dividends receivable	148,368
Security lending income receivable	1,177
Receivable for investments sold	5,054,532
Receivable for capital shares issued	174,895
Reclaims receivable	1,102
Prepaid expenses	1,179

Total Assets	168,269,563

Liabilities:
Payable for investments purchased	4,994,512
Payable for capital shares redeemed	26,211
Payable upon return of securities loaned (Note 2)	10,129,269
Accrued expenses and other payables:
Investment advisory fees	74,081
Fund administration fees	9,418
Distribution fees	6,277
Administrative servicing fees	20,776
Accounting and transfer agent fees	346
Trustee fees	44
Custodian fees	920
Compliance program costs (Note 3)	131
Professional fees	11,377
Printing fees	17,220
Other	241

Total Liabilities	15,290,823

Net Assets	$152,978,740

Represented by:
Capital	$148,304,474
Accumulated undistributed net investment income	686,955
Accumulated net realized losses from investment transactions	(15,281,250)
Net unrealized appreciation/(depreciation) from investments	19,268,653
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(92)

Net Assets	$152,978,740

Net Assets:
Class I Shares	$99,798,875
Class II Shares	30,920,465
Class IV Shares	22,259,400

Total	$152,978,740

*	Includes value of securities on loan of $8,901,560 (Note 2).

10

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

American Century NVIT Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,828,934
Class II Shares	2,752,161
Class IV Shares	1,300,265

Total	9,881,360

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$17.12
Class II Shares	$11.23
Class IV Shares	$17.12

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

American Century NVIT Growth Fund
INVESTMENT INCOME:
Dividend income	$1,133,069
Income from securities lending (Note 2)	3,088
Foreign tax withholding	(2,189)

Total Income	1,133,968

EXPENSES:
Investment advisory fees	447,950
Fund administration fees	56,744
Distribution fees Class II Shares	34,327
Administrative servicing fees Class I Shares	74,729
Administrative servicing fees Class II Shares	20,596
Administrative servicing fees Class IV Shares	16,662
Professional fees	11,776
Printing fees	13,149
Trustee fees	3,014
Custodian fees	2,678
Accounting and transfer agent fees	1,504
Compliance program costs (Note 3)	264
Other	5,438

Total expenses before earnings credit and fees waived	688,831

Earnings credit (Note 4)	(5)
Investment advisory fees waived (Note 3)	(11,199)

Net Expenses	677,627

NET INVESTMENT INCOME	456,341

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	8,972,446
Net change in unrealized appreciation/(depreciation) from investments	4,183,046
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(15)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	4,183,031

Net realized/unrealized gains from investments and translation of assets and liabilities denominated in foreign currencies	13,155,477

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,611,818

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	American Century NVIT Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$456,341	$1,066,628
Net realized gains from investment transactions	8,972,446	10,140,120
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	4,183,031	6,102,844

Change in net assets resulting from operations	13,611,818	17,309,592

Distributions to Shareholders From:
Net investment income:
Class I	–	(541,620)
Class II	–	(176,144)
Class IV	–	(119,803)

Change in net assets from shareholder distributions	–	(837,567)

Change in net assets from capital transactions	(1,234,436)	1,097,325

Change in net assets	12,377,382	17,569,350

Net Assets:
Beginning of period	140,601,358	123,032,008

End of period	$152,978,740	$140,601,358

Accumulated undistributed net investment income at end of period	$686,955	$230,614

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,139,426	$5,104,621
Dividends reinvested	–	541,620
Cost of shares redeemed	(7,512,638)	(14,384,976)

Total Class I Shares	(5,373,212)	(8,738,735)

Class II Shares
Proceeds from shares issued	6,070,423	13,793,322
Dividends reinvested	–	176,144
Cost of shares redeemed	(843,878)	(2,442,144)

Total Class II Shares	5,226,545	11,527,322

Class IV Shares
Proceeds from shares issued	399,194	1,064,099
Dividends reinvested	–	119,803
Cost of shares redeemed	(1,486,963)	(2,875,164)

Total Class IV Shares	(1,087,769)	(1,691,262)

Change in net assets from capital transactions	$(1,234,436)	$1,097,325

13

Statements of Changes in Net Assets (Continued)

	American Century NVIT Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

SHARE TRANSACTIONS:
Class I Shares
Issued	127,434	328,266
Reinvested	–	35,170
Redeemed	(448,885)	(933,839)

Total Class I Shares	(321,451)	(570,403)

Class II Shares
Issued	549,786	1,367,157
Reinvested	–	17,406
Redeemed	(76,765)	(237,151)

Total Class II Shares	473,021	1,147,412

Class IV Shares
Issued	23,774	69,036
Reinvested	–	7,779
Redeemed	(88,454)	(187,090)

Total Class IV Shares	(64,680)	(110,275)

Total change in shares	86,890	466,734

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Growth Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$15.60	0.05	1.47	1.52	–	–	$17.12	9.74%	$99,798,875	0.86%	0.66%	0.88%	35.27%
Year Ended December 31, 2012(e)	$13.76	0.12	1.81	1.93	(0.09)	(0.09)	$15.60	14.02%	$95,949,532	0.86%	0.79%	0.88%	82.86%
Year Ended December 31, 2011(e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	(0.08)	$13.76	(0.69)%	$92,462,025	0.94%	0.65%	0.95%	96.07%
Year Ended December 31, 2010(e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%	$103,647,734	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009(e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.47%	$101,476,994	0.86%	0.53%	0.86%	157.59%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.71)%	$85,735,294	0.85%	0.33%	0.85%	209.42%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.25	0.02	0.96	0.98	–	–	$11.23	9.56%	$30,920,465	1.11%	0.41%	1.13%	35.27%
Year Ended December 31, 2012(e)	$9.08	0.06	1.19	1.25	(0.08)	(0.08)	$10.25	13.78%	$23,360,589	1.11%	0.62%	1.13%	82.86%
Period Ended December 31, 2011(e)(f)	$10.00	0.03	(0.87)	(0.84)	(0.08)	(0.08)	$9.08	(8.41)%	$10,277,354	1.24%	0.43%	1.25%	96.07%

Class IV Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$15.60	0.05	1.47	1.52	–	–	$17.12	9.74%	$22,259,400	0.86%	0.66%	0.88%	35.27%
Year Ended December 31, 2012(e)	$13.76	0.12	1.81	1.93	(0.09)	(0.09)	$15.60	14.02%	$21,291,237	0.86%	0.79%	0.88%	82.86%
Year Ended December 31, 2011(e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	(0.08)	$13.76	(0.69)%	$20,292,629	0.94%	0.65%	0.95%	96.07%
Year Ended December 31, 2010(e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%	$22,845,409	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009(e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.62%	$22,452,251	0.86%	0.53%	0.86%	157.59%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.72)%	$19,150,354	0.86%	0.31%	0.86%	209.42%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 3, 2011 (commencement of operations) through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$149,848,718	$—	$—	$149,848,718
Exchange Traded Fund	740,565	—	—	740,565
Mutual Fund	2,169,758	—	—	2,169,758
Repurchase Agreement	—	10,129,269	—	10,129,269
Total Assets	$152,759,041	$10,129,269	$—	$162,888,310

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Fund’s loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$8,901,560
Collateral offsetting	10,129,269
Net Amount(1)	$1,227,709

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(e)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$10,129,269
Collateral offsetting	10,331,944
Net Amount(1)	$202,675

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $11,199, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $56,744 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $264.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2013, NFS received $111,987 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $52,146,220 and sales of $54,845,087 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $0 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$143,966,014	$20,511,112	$(1,588,816)	$18,922,296

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

24

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that the Fund had achieved total return performance of its Class I shares above the median of the funds in its performance universe for the three-year period ended September 30, 2012. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

25

Supplemental Information

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

26

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals)
from 2005
				to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

27

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

28

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

29

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

30

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

American Century NVIT Multi Cap Value Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

28	Supplemental Information

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCV (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	American Century NVIT Multi Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

American Century NVIT Multi Cap Value Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,167.80	4.84	0.90
	Hypothetical	[b]	1,000.00	1,020.33	4.51	0.90
Class II Shares	Actual		1,000.00	1,167.00	5.75	1.07
	Hypothetical	[b]	1,000.00	1,019.49	5.36	1.07

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	American Century NVIT Multi Cap Value Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	99.5%
Mutual Fund	1.7%
Liabilities in excess of other assets	(1.2%)

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	17.7%
Pharmaceuticals	8.2%
Commercial Banks	7.1%
Insurance	5.5%
Health Care Equipment & Supplies	5.3%
Commercial Services & Supplies	4.9%
Capital Markets	4.6%
Industrial Conglomerates	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Computers & Peripherals	3.2%
Other Industries	36.3%

100.0%

Top Holdings ††
Exxon Mobil Corp.	4.2%
Pfizer, Inc.	2.9%
General Electric Co.	2.8%
Chevron Corp.	2.7%
Wells Fargo & Co.	2.7%
Procter & Gamble Co. (The)	2.6%
Imperial Oil Ltd.	2.4%
Republic Services, Inc.	2.3%
AT&T, Inc.	2.3%
Total SA	2.3%
Other Holdings	72.8%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 99.5%

	Shares	Market Value

Aerospace & Defense 2.1%
Boeing Co. (The)	10,368	$1,062,098
General Dynamics Corp.	34,969	2,739,122
Northrop Grumman Corp.	33,216	2,750,285
Raytheon Co.	31,984	2,114,782

		8,666,287

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	14,976	1,295,125

Airlines 0.8%
Japan Airlines Co., Ltd.	20,098	1,034,658
Southwest Airlines Co.	191,893	2,473,501

		3,508,159

Automobiles 1.1%
General Motors Co.*	51,350	1,710,468
Honda Motor Co., Ltd.	40,400	1,500,837
Toyota Motor Corp.	24,700	1,489,851

		4,701,156

Beverages 0.8%
Dr Pepper Snapple Group, Inc.	52,879	2,428,732
PepsiCo, Inc.	12,615	1,031,781

		3,460,513

Capital Markets 4.6%
Charles Schwab Corp. (The)	150,173	3,188,173
Franklin Resources, Inc.	13,350	1,815,867
Goldman Sachs Group, Inc. (The)	23,912	3,616,690
Northern Trust Corp.	156,618	9,068,182
State Street Corp.	25,271	1,647,922

		19,336,834

Commercial Banks 7.2%
Comerica, Inc.	74,036	2,948,854
Commerce Bancshares, Inc.	45,193	1,968,607
Cullen/Frost Bankers, Inc.	38,626	2,579,058
PNC Financial Services Group, Inc. (The)	92,076	6,714,182
U.S. Bancorp	126,908	4,587,724
Wells Fargo & Co.	273,227	11,276,078

		30,074,503

Commercial Services & Supplies 5.0%
ADT Corp. (The)*	72,708	2,897,414
Republic Services, Inc.	290,602	9,863,032
Tyco International Ltd.	132,825	4,376,584
Waste Management, Inc.	90,174	3,636,717

		20,773,747

Communications Equipment 2.3%
Cisco Systems, Inc.	288,760	7,019,756
F5 Networks, Inc.*	18,040	1,241,152
Harris Corp.	8,590	423,058

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
QUALCOMM, Inc.	18,430	$1,125,704

		9,809,670

Computers & Peripherals 3.2%
Apple, Inc.	15,216	6,026,753
Diebold, Inc.	44,584	1,502,035
EMC Corp.	125,666	2,968,231
Hewlett-Packard Co.	79,691	1,976,337
QLogic Corp.*	105,651	1,010,024

		13,483,380

Containers & Packaging 0.8%
Bemis Co., Inc.	41,181	1,611,824
Sonoco Products Co.	47,837	1,653,725

		3,265,549

Diversified Financial Services 2.1%
JPMorgan Chase & Co.	162,876	8,598,224

Diversified Telecommunication Services 2.8%
AT&T, Inc.	275,120	9,739,248
CenturyLink, Inc.	51,029	1,803,875

		11,543,123

Electric Utilities 2.9%
Great Plains Energy, Inc.	176,433	3,976,800
Westar Energy, Inc.	120,486	3,850,733
Xcel Energy, Inc.	146,825	4,161,020

		11,988,553

Electrical Equipment 0.3%
Emerson Electric Co.	19,386	1,057,312

Electronic Equipment, Instruments & Components 0.4%
Molex, Inc.	50,513	1,482,051

Energy Equipment & Services 0.5%
Helmerich & Payne, Inc.	13,620	850,569
Schlumberger Ltd.	15,700	1,125,062

		1,975,631

Food & Staples Retailing 1.3%
CVS Caremark Corp.	24,783	1,417,092
Sysco Corp.	68,563	2,342,112
Wal-Mart Stores, Inc.	21,163	1,576,432

		5,335,636

Food Products 1.2%
General Mills, Inc.	12,934	627,687
Kellogg Co.	21,156	1,358,850
Kraft Foods Group, Inc.	3	168
Mondelez International, Inc., Class A	111,486	3,180,695

		5,167,400

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Gas Utilities 0.8%
AGL Resources, Inc.	48,992	$2,099,797
Laclede Group, Inc. (The)	23,360	1,066,618

		3,166,415

Health Care Equipment & Supplies 5.4%
Becton, Dickinson and Co.	25,031	2,473,814
Boston Scientific Corp.*	357,196	3,311,207
CareFusion Corp.*	155,721	5,738,319
Medtronic, Inc.	94,390	4,858,253
Stryker Corp.	45,166	2,921,337
Varian Medical Systems, Inc.*	13,120	884,944
Zimmer Holdings, Inc.	31,191	2,337,453

		22,525,327

Health Care Providers & Services 2.2%
LifePoint Hospitals, Inc.*	57,034	2,785,541
Quest Diagnostics, Inc.	18,200	1,103,466
UnitedHealth Group, Inc.	62,055	4,063,361
WellPoint, Inc.	14,070	1,151,489

		9,103,857

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	73,261	2,512,120
International Game Technology	100,303	1,676,063
International Speedway Corp., Class A	72,920	2,294,792
Speedway Motorsports, Inc.	65,868	1,146,103

		7,629,078

Household Products 2.7%
Clorox Co. (The)	1,008	83,805
Procter & Gamble Co. (The)	142,889	11,001,024

		11,084,829

Industrial Conglomerates 3.7%
General Electric Co.	515,183	11,947,094
Koninklijke Philips NV	130,634	3,561,228

		15,508,322

Insurance 5.5%
ACE Ltd.	18,845	1,686,250
Allstate Corp. (The)	17,314	833,150
Berkshire Hathaway, Inc., Class A*	24	4,046,400
Chubb Corp. (The)	28,529	2,414,980
HCC Insurance Holdings, Inc.	42,927	1,850,583
Marsh & McLennan Cos., Inc.	69,625	2,779,430
MetLife, Inc.	75,545	3,456,939
Prudential Financial, Inc.	30,270	2,210,618
Reinsurance Group of America, Inc.	26,770	1,850,075
Travelers Cos., Inc. (The)	7,750	619,380
Unum Group	44,000	1,292,280

		23,040,085

Common Stocks (continued)

	Shares	Market Value

Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	23,883	$1,021,237

Machinery 0.2%
Woodward, Inc.	18,730	749,200

Metals & Mining 0.8%
Barrick Gold Corp.	80,704	1,270,281
Freeport-McMoRan Copper & Gold, Inc.	48,820	1,347,920
Newmont Mining Corp.	29,912	895,865

		3,514,066

Multiline Retail 0.6%
Target Corp.	38,846	2,674,936

Multi-Utilities 1.2%
PG&E Corp.	108,514	4,962,345

Oil, Gas & Consumable Fuels 17.9%
Apache Corp.	58,898	4,937,419
Chevron Corp.	97,021	11,481,465
Devon Energy Corp.	80,033	4,152,112
Exxon Mobil Corp.	195,791	17,689,717
Imperial Oil Ltd.	262,661	10,027,422
Occidental Petroleum Corp.	74,034	6,606,054
Peabody Energy Corp.	82,047	1,201,168
Royal Dutch Shell PLC, Class A	32,870	1,050,323
Southwestern Energy Co.*	63,714	2,327,473
Total SA	199,312	9,735,036
Ultra Petroleum Corp.*	145,259	2,879,033
Williams Partners LP	49,500	2,554,200

		74,641,422

Pharmaceuticals 8.3%
Eli Lilly & Co.	25,861	1,270,293
Hospira, Inc.*	76,133	2,916,655
Johnson & Johnson	111,991	9,615,547
Mallinckrodt PLC*	11,290	512,905
Merck & Co., Inc.	174,985	8,128,053
Pfizer, Inc.	435,980	12,211,800

		34,655,253

Real Estate Investment Trusts (REITs) 1.9%
Annaly Capital Management, Inc.	185,561	2,332,502
Corrections Corp. of America	90,462	3,063,948
Piedmont Office Realty Trust, Inc., Class A	142,380	2,545,754

		7,942,204

Road & Rail 0.4%
Heartland Express, Inc.	114,500	1,588,115

Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	273,607	4,079,480
Intel Corp.	267,940	6,489,507
Marvell Technology Group Ltd.	91,325	1,069,416

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc.	40,800	$1,133,424
Microchip Technology, Inc.	17,234	641,966
Teradyne, Inc.*	78,233	1,374,554

		14,788,347

Software 0.7%
Microsoft Corp.	36,170	1,248,950
Oracle Corp.	47,897	1,471,396

		2,720,346

Specialty Retail 1.5%
Bed Bath & Beyond, Inc.*	12,528	888,235
Lowe’s Cos., Inc.	127,326	5,207,634

		6,095,869

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.	17,854	1,019,285

Thrifts & Mortgage Finance 0.3%
People’s United Financial, Inc.	91,640	1,365,436

Total Common Stocks (cost $351,511,338)		415,318,827

Mutual Fund 1.7%

	Shares	Market Value

Money Market Fund 1.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (a)	7,168,377	$7,168,377

Total Mutual Fund (cost $7,168,377)		7,168,377

Total Investments (cost $358,679,715) (b) — 101.2%		422,487,204

Liabilities in excess of other assets — (1.2%)		(5,110,395)

NET ASSETS — 100.0%		$417,376,809

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	JPMorgan Chase Bank	7/31/13	(8,767,780)	$(8,327,703)	$(8,330,837)	$(3,134)
Euro	UBS AG	7/31/13	(305,455)	(397,565)	(397,642)	(77)
Euro	UBS AG	7/31/13	(7,899,649)	(10,346,487)	(10,283,798)	62,689
Japanese Yen	Credit Suisse International	7/31/13	(288,689,925)	(2,953,954)	(2,911,090)	42,864

Total Short Contracts				$(22,025,709)	$(21,923,367)	$102,342

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund
Assets:
Investments, at value (cost $358,679,715)	$422,487,204
Foreign currencies, at value (cost $203,305)	201,720
Dividends receivable	822,091
Receivable for investments sold	4,405,284
Receivable for capital shares issued	337,751
Reclaims receivable	87,425
Unrealized appreciation on forward foreign currency contracts (Note 2)	105,553
Prepaid expenses	3,237

Total Assets	428,450,265

Liabilities:
Payable for investments purchased	10,628,163
Payable for capital shares redeemed	78,147
Unrealized depreciation on forward foreign currency contracts (Note 2)	3,211
Accrued expenses and other payables:
Investment advisory fees	196,926
Fund administration fees	14,134
Distribution fees	22,693
Administrative servicing fees	85,989
Accounting and transfer agent fees	461
Trustee fees	117
Custodian fees	2,482
Compliance program costs (Note 3)	349
Professional fees	12,827
Printing fees	27,692
Other	265

Total Liabilities	11,073,456

Net Assets	$417,376,809

Represented by:
Capital	$315,186,501
Accumulated undistributed net investment income	7,482,562
Accumulated net realized gains from investment, forward and foreign currency transactions	30,799,746
Net unrealized appreciation/(depreciation) from investments	63,807,489
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	102,342
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,831)

Net Assets	$417,376,809

Net Assets:
Class I Shares	$255,653,862
Class II Shares	161,722,947

Total	$417,376,809

10

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	14,344,977
Class II Shares	9,112,783

Total	23,457,760

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$17.82
Class II Shares	$17.75

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund
INVESTMENT INCOME:
Dividend income	$5,461,431
Income from securities lending (Note 2)	4,281
Foreign tax withholding	(64,659)

Total Income	5,401,053

EXPENSES:
Investment advisory fees	1,157,733
Fund administration fees	83,746
Distribution fees Class II Shares	195,286
Administrative servicing fees Class I Shares	312,492
Administrative servicing fees Class II Shares	195,286
Professional fees	16,353
Printing fees	19,271
Trustee fees	8,209
Custodian fees	7,292
Accounting and transfer agent fees	1,656
Compliance program costs (Note 3)	713
Recoupment fees (Note 3)	12,353
Other	8,785

Total expenses before earnings credit and fees waived	2,019,175

Earnings credit (Note 4)	(52)
Distribution fees waived—Class II (Note 3)	(62,492)

Net Expenses	1,956,631

NET INVESTMENT INCOME	3,444,422

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	26,435,161
Net realized gains from forward and foreign currency transactions (Note 2)	1,234,002

Net realized gains from investment, forward and foreign currency transactions	27,669,163

Net change in unrealized appreciation/(depreciation) from investments	31,196,229
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(71,178)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	162

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	31,125,213

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	58,794,376

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$62,238,798

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	American Century NVIT Multi Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$3,444,422	$6,803,955
Net realized gains from investment, forward and foreign currency transactions	27,669,163	7,430,838
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	31,125,213	39,532,097

Change in net assets resulting from operations	62,238,798	53,766,890

Distributions to Shareholders From:
Net investment income:
Class I	–	(2,315,528)
Class II	–	(1,187,959)
Net realized gains:
Class I	–	(9,780,754)
Class II	–	(6,048,946)

Change in net assets from shareholder distributions	–	(19,333,187)

Change in net assets from capital transactions	(24,858,014)	(50,176,427)

Change in net assets	37,380,784	(15,742,724)

Net Assets:
Beginning of period	379,996,025	395,738,749

End of period	$417,376,809	$379,996,025

Accumulated undistributed net investment income at end of period	$7,482,562	$4,038,140

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,371,969	$1,887,074
Dividends reinvested	–	12,096,282
Cost of shares redeemed	(19,887,815)	(46,429,514)

Total Class I Shares	(17,515,846)	(32,446,158)

Class II Shares
Proceeds from shares issued	4,719,081	2,136,423
Dividends reinvested	–	7,236,905
Cost of shares redeemed	(12,061,249)	(27,103,597)

Total Class II Shares	(7,342,168)	(17,730,269)

Change in net assets from capital transactions	$(24,858,014)	$(50,176,427)

13

Statements of Changes in Net Assets (Continued)

	American Century NVIT Multi Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	138,362	126,444
Reinvested	–	800,019
Redeemed	(1,173,117)	(3,095,985)

Total Class I Shares	(1,034,755)	(2,169,522)

Class II Shares
Issued	275,533	143,113
Reinvested	–	480,773
Redeemed	(713,789)	(1,825,021)

Total Class II Shares	(438,256)	(1,201,135)

Total change in shares	(1,473,011)	(3,370,657)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Multi Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$15.26	0.15	2.41	2.56	–	–	–	$17.82	16.78%	$255,653,862	0.90%	1.76%	0.90%	28.01%
Year Ended December 31, 2012(e)	$14.00	0.27	1.77	2.04	(0.15)	(0.63)	(0.78)	$15.26	14.66%	$234,721,079	0.91%	1.80%	0.91%	44.60%
Year Ended December 31, 2011(e)	$14.19	0.26	(0.17)	0.09	(0.24)	(0.04)	(0.28)	$14.00	0.65%	$245,684,277	0.91%	1.80%	0.91%	61.37%
Year Ended December 31, 2010(e)	$12.74	0.24	1.45	1.69	(0.09)	(0.15)	(0.24)	$14.19	13.46%	$305,129,292	0.88%	1.77%	0.95%	181.67%
Period Ended December 31, 2009(e)(f)	$10.00	0.19	3.17	3.36	(0.11)	(0.51)	(0.62)	$12.74	33.69%	$4,551,767	0.91%	2.10%	1.38%	46.72%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$15.21	0.13	2.41	2.54	–	–	–	$17.75	16.70%	$161,722,947	1.07%	1.59%	1.15%	28.01%
Year Ended December 31, 2012(e)	$13.96	0.24	1.76	2.00	(0.12)	(0.63)	(0.75)	$15.21	14.45%	$145,274,946	1.08%	1.63%	1.16%	44.60%
Year Ended December 31, 2011(e)	$14.15	0.23	(0.16)	0.07	(0.22)	(0.04)	(0.26)	$13.96	0.49%	$150,054,472	1.08%	1.64%	1.16%	61.37%
Year Ended December 31, 2010(e)	$12.73	0.24	1.41	1.65	(0.08)	(0.15)	(0.23)	$14.15	13.15%	$162,949,432	1.08%	1.78%	1.43%	181.67%
Period Ended December 31, 2009(e)(f)	$10.00	0.17	3.18	3.35	(0.11)	(0.51)	(0.62)	$12.73	33.55%	$4,350,996	1.08%	1.80%	1.79%	46.72%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Multi Cap Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,666,287	$—	$—	$8,666,287
Air Freight & Logistics	1,295,125	—	—	1,295,125
Airlines	2,473,501	1,034,658	—	3,508,159
Automobiles	1,710,468	2,990,688	—	4,701,156
Beverages	3,460,513	—	—	3,460,513
Capital Markets	19,336,834	—	—	19,336,834
Commercial Banks	30,074,503	—	—	30,074,503
Commercial Services & Supplies	20,773,747	—	—	20,773,747
Communications Equipment	9,809,670	—	—	9,809,670
Computers & Peripherals	13,483,380	—	—	13,483,380
Containers & Packaging	3,265,549	—	—	3,265,549
Diversified Financial Services	8,598,224	—	—	8,598,224
Diversified Telecommunication Services	11,543,123	—	—	11,543,123
Electric Utilities	11,988,553	—	—	11,988,553
Electrical Equipment	1,057,312	—	—	1,057,312
Electronic Equipment, Instruments & Components	1,482,051	—	—	1,482,051
Energy Equipment & Services	1,975,631	—	—	1,975,631
Food & Staples Retailing	5,335,636	—	—	5,335,636
Food Products	5,167,400	—	—	5,167,400
Gas Utilities	3,166,415	—	—	3,166,415
Health Care Equipment & Supplies	22,525,327	—	—	22,525,327
Health Care Providers & Services	9,103,857	—	—	9,103,857
Hotels, Restaurants & Leisure	7,629,078	—	—	7,629,078
Household Products	11,084,829	—	—	11,084,829
Industrial Conglomerates	11,947,094	3,561,228	—	15,508,322
Insurance	23,040,085	—	—	23,040,085
Life Sciences Tools & Services	1,021,237	—	—	1,021,237
Machinery	749,200	—	—	749,200
Metals & Mining	3,514,066	—	—	3,514,066
Multiline Retail	2,674,936	—	—	2,674,936
Multi-Utilities	4,962,345	—	—	4,962,345
Oil, Gas & Consumable Fuels	63,856,063	10,785,359	—	74,641,422
Pharmaceuticals	34,655,253	—	—	34,655,253
Real Estate Investment Trusts (REITs)	7,942,204	—	—	7,942,204
Road & Rail	1,588,115	—	—	1,588,115
Semiconductors & Semiconductor Equipment	14,788,347	—	—	14,788,347
Software	2,720,346	—	—	2,720,346
Specialty Retail	6,095,869	—	—	6,095,869
Textiles, Apparel & Luxury Goods	1,019,285	—	—	1,019,285
Thrifts & Mortgage Finance	1,365,436	—	—	1,365,436
Total Common Stocks	$396,946,894	$18,371,933	$—	$415,318,827
Forward Foreign Currency Contracts	—	105,553	—	105,553
Mutual Fund	7,168,377	—	—	7,168,377
Total Assets	$404,115,271	$18,477,486	$—	$422,592,757
Liabilities:
Forward Foreign Currency Contracts	—	(3,211)	—	(3,211)
Total Liabilities	$—	$(3,211)	$—	$(3,211)
Total	$404,115,271	$18,474,275	$—	$422,589,546

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Assets:	Statement of Assets & Liabilities	FairValue
Forward foreign currency contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$105,553
Total		$105,553
Liabilities:
Forward foreign currency contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(3,211)
Total		$(3,211)

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013:

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$1,218,425
Total	$1,218,425

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2013:

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(71,178)
Total	$(71,178)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2013.

(d)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (forward foreign currency contracts, options and certain swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$105,553	$—	$105,553
Total	$105,553	$—	$105,553

Amounts designated as “—” are zero or have been rounded to zero.

Financial Assets, Derivative Assets and Collateral Held by Counterparty:

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Credit Suisse International	$42,864	$—	$—	$42,864
UBS AG	62,689	(77)	—	62,612
Total	$105,553	$(77)	$—	$105,476

Amounts designated as “—” are zero or have been rounded to zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(3,211)	$—	$(3,211)
Total	$(3,211)	$—	$(3,211)

Amounts designated as “—” are zero or have been rounded to zero.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
JPMorgan Chase Bank	$(3,134)	$—	$—	$(3,134)
UBS AG	(77)	77	—	—
Total	$(3,211)	$77	$—	$(3,134)

Amounts designated as “—” are zero or have been rounded to zero.

(e)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Fund had no portfolio securities on loan.

(f)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund held no repurchase agreements.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All Assets	0.57%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, without any exclusions, for Rule 12b-1 fees or administrative services fees according to the table below through April 30, 2014.

Class	Expense Limitation
Class I	0.92%
Class II	1.09%

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the year or period in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Six Months Ended June 30, 2013 Amount	Total
$60,861	$—	$—	$—	$60,861

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to the Expense Limitation Agreement, during the six months ended June 30, 2013, the Fund reimbursed NFA in the amount of $12,353.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $83,746 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $713.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD has agreed to waive 0.08% of these fees for Class II shares of the Fund until at least April 30, 2014. During the six months ended June 30, 2013, the waiver of such distribution fees by NFD amounted to $62,492.

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $507,778 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $112,427,654 and sales of $129,188,018 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

26

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $0 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$363,239,849	$65,658,888	$(6,411,533)	$59,247,355

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

27

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

28

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that the Fund had achieved total return performance of its Class II shares above the median of the funds in its performance universe for the three-year period ended September 30, 2012. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

29

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

30

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present,
Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

31

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

32

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

33

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

34

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

35

American Funds NVIT Asset Allocation Fund

SemiannualReport

June 30, 2013 (unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

14	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-AA (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	American Funds NVIT Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

American Funds NVIT Asset Allocation Fund			Beginning Account Value($) 01/01/13	Ending Account Value($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual		1,000.00	1,100.50	3.33	0.64
	Hypothetical	[c]	1,000.00	1,021.62	3.21	0.64

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

American Funds NVIT Asset Allocation Fund
Assets:
Investment in Master Fund (cost $3,440,778,514)	$4,350,311,840
Cash	2,000
Receivable for capital shares issued	3,141,619
Prepaid expenses	33,151

Total Assets	4,353,488,610

Liabilities:
Payable for investments purchased	3,133,591
Payable for capital shares redeemed	6,941
Accrued expenses and other payables:
Fund administration fees	82,928
Master feeder service provider fee	357,425
Distribution fees	893,568
Administrative servicing fees	865,385
Accounting and transfer agent fees	165
Trustee fees	1,241
Custodian fees	23,535
Compliance program costs (Note 3)	3,587
Professional fees	15,395
Printing fees	17,486
Other	488

Total Liabilities	5,401,735

Net Assets	$4,348,086,875

Represented by:
Capital	$3,376,683,423
Accumulated undistributed net investment income	60,871,965
Accumulated net realized gains from investment transactions	998,161
Net unrealized appreciation from investment	909,533,326

Net Assets	$4,348,086,875

Net Assets:
Class II Shares	$4,348,086,875

Total	$4,348,086,875

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	200,557,652

Total	200,557,652

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$21.68

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

American Funds NVIT Asset Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$16,400,900

Total Income	16,400,900

EXPENSES:
Fund administration fees	472,467
Master feeder service provider fees	5,187,918
Distribution fees Class II Shares	5,187,918
Administrative servicing fees Class II Shares	5,187,918
Professional fees	69,823
Printing fees	26,762
Trustee fees	72,858
Custodian fees	73,621
Compliance program costs (Note 3)	7,292
Other	42,025

Total expenses before earnings credit and fees waived	16,328,602

Earnings credit (Note 4)	(6)
Master feeder service provider fees waived (Note 3)	(3,112,766)

Net Expenses	13,215,830

NET INVESTMENT INCOME	3,185,070

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,121,208
Net change in unrealized appreciation from investment	383,626,768

Net realized/unrealized gains from investment	386,747,976

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$389,933,046

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	American Funds NVIT Asset Allocation Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$3,185,070	$57,687,768
Net realized gains from investment transactions	3,121,208	668,857
Net change in unrealized appreciation from investment	383,626,768	444,842,025

Change in net assets resulting from operations	389,933,046	503,198,650

Distributions to Shareholders From:
Net investment income:
Class II	–	(46,816,769)

Change in net assets from shareholder distributions	–	(46,816,769)

Change in net assets from capital transactions	93,202,139	356,978,917

Change in net assets	483,135,185	813,360,798

Net Assets:
Beginning of period	3,864,951,690	3,051,590,892

End of period	$4,348,086,875	$3,864,951,690

Accumulated undistributed net investment income at end of period	$60,871,965	$57,686,895

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$138,690,192	$368,105,718
Dividends reinvested	–	46,816,769
Cost of shares redeemed	(45,488,053)	(57,943,570)

Total Class II Shares	93,202,139	356,978,917

Change in net assets from capital transactions	$93,202,139	$356,978,917

SHARE TRANSACTIONS:
Class II Shares
Issued	6,531,361	19,841,655
Reinvested	–	2,446,017
Redeemed	(2,169,302)	(3,078,999)

Total Class II Shares	4,362,059	19,208,673

Total change in shares	4,362,059	19,208,673

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Asset Allocation Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2013(f) (Unaudited)	$19.70	0.02	1.96	1.98	–	–	–	$21.68	10.05%	$4,348,086,875	0.64%	0.15%	0.79%	40.00%
Year Ended December 31, 2012(f)	$17.24	0.30	2.40	2.70	(0.24)	–	(0.24)	$19.70	15.72%	$3,864,951,690	0.64%	1.62%	0.79%	61.00%
Year Ended December 31, 2011(f)	$17.31	0.31	(0.14)	0.17	(0.24)	–	(0.24)	$17.24	0.93%	$3,051,590,892	0.64%	1.80%	0.79%	43.00%
Year Ended December 31, 2010(f)	$15.68	0.31	1.55	1.86	(0.23)	–	(0.23)	$17.31	12.02%	$2,186,509,685	0.65%	1.95%	0.80%	46.00%
Year Ended December 31, 2009(f)	$13.01	0.34	2.69	3.03	(0.01)	(0.35)	(0.36)	$15.68	23.41%	$1,318,911,989	0.68%	2.39%	0.83%	41.00%
Year Ended December 31, 2008	$19.35	0.35	(6.08)	(5.73)	(0.41)	(0.20)	(0.61)	$13.01	(29.77)%	$652,685,811	0.70%	2.81%	0.85%	36.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Asset Allocation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which Fund invests, and the investment return of the Fund corresponds directly to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2013 was 31.18%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

10

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

11

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2014.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $472,467 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $7,292.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $5,187,918 in administrative services fees from the Fund.

4. Bank	Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5. Risks	Associated with Investment in Master Fund

Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7. Federal	Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
$3,443,972,736	$906,339,104	$(—)	$906,339,104

Amount designated as “—” is zero or has been rounded to zero.

8. Subsequent	Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

13

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of
Dentsply
International, Inc.
(dental products) from 2002 to present,
Ultralife Batteries,

Inc. from 2004 to
2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

14

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

15

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

16

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

17

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

18

American Funds NVIT Bond Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

15	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-BD (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	American Funds NVIT Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

American Funds NVIT Bond Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual	1,000.00	971.90	3.13	0.64
	Hypothetical[c]	1,000.00	1,021.62	3.21	0.64

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

American Funds NVIT Bond Fund
Assets:
Investment in Master Fund (cost $1,351,922,497)	$1,361,559,641
Cash	2,000
Receivable for capital shares issued	598,690
Prepaid expenses	10,360

Total Assets	1,362,170,691

Liabilities:
Payable for investments purchased	588,231
Payable for capital shares redeemed	1,908
Accrued expenses and other payables:
Fund administration fees	28,247
Master feeder service provider fee	112,238
Distribution fees	280,598
Administrative servicing fees	269,617
Accounting and transfer agent fees	117
Trustee fees	395
Custodian fees	7,926
Compliance program costs (Note 3)	1,159
Professional fees	9,501
Printing fees	17,693
Other	186

Total Liabilities	1,317,816

Net Assets	$1,360,852,875

Represented by:
Capital	$1,322,005,147
Accumulated undistributed net investment income	27,873,030
Accumulated net realized gains from investment transactions	1,337,554
Net unrealized appreciation from investment	9,637,144

Net Assets	$1,360,852,875

Net Assets:
Class II Shares	$1,360,852,875

Total	$1,360,852,875

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	119,391,636

Total	119,391,636

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.40

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

American Funds NVIT Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$5,908,028

Total Income	5,908,028

EXPENSES:
Fund administration fees	164,033
Master feeder service provider fees	1,653,902
Distribution fees Class II Shares	1,653,902
Administrative servicing fees Class II Shares	1,653,902
Professional fees	26,578
Printing fees	20,125
Trustee fees	23,217
Custodian fees	24,062
Compliance program costs (Note 3)	2,323
Other	13,431

Total expenses before earnings credit and fees waived	5,235,475

Earnings credit (Note 4)	(6)
Master feeder service provider fees waived (Note 3)	(992,346)

Net Expenses	4,243,123

NET INVESTMENT INCOME	1,664,905

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund	15,262,405
Net realized gains from investment transactions	115,221

Net realized gains from investment transactions	15,377,626

Net change in unrealized depreciation from investment	(56,067,544)

Net realized/unrealized losses from investment	(40,689,918)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,025,013)

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$1,664,905	$26,208,503
Net realized gains from investment transactions	15,377,626	615,649
Net change in unrealized appreciation/depreciation from investment	(56,067,544)	29,006,095

Change in net assets resulting from operations	(39,025,013)	55,830,247

Distributions to Shareholders From:
Net investment income:
Class II	–	(27,112,532)

Change in net assets from shareholder distributions	–	(27,112,532)

Change in net assets from capital transactions	135,105,534	179,492,372

Change in net assets	96,080,521	208,210,087

Net Assets:
Beginning of period	1,264,772,354	1,056,562,267

End of period	$1,360,852,875	$1,264,772,354

Accumulated undistributed net investment income at end of period	$27,873,030	$26,208,125

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$145,309,259	$187,146,168
Dividends reinvested	–	27,112,532
Cost of shares redeemed	(10,203,725)	(34,766,328)

Total Class II Shares	135,105,534	179,492,372

Change in net assets from capital transactions	$135,105,534	$179,492,372

SHARE TRANSACTIONS:
Class II Shares
Issued	12,403,772	16,068,792
Reinvested	–	2,329,255
Redeemed	(873,339)	(2,953,030)

Total Class II Shares	11,530,433	15,445,017

Total change in shares	11,530,433	15,445,017

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2013(f) (Unaudited)	$11.73	0.01	(0.34)	(0.33)	–	–	–	$11.40	(2.81)%	$1,360,852,875	0.64%	0.25%	0.79%	181.00%
Year Ended December 31, 2012(f)	$11.43	0.26	0.31	0.57	(0.27)	–	(0.27)	$11.73	4.97%	$1,264,772,354	0.64%	2.21%	0.79%	253.00%
Year Ended December 31, 2011(f)	$11.06	0.31	0.31	0.62	(0.25)	–	(0.25)	$11.43	5.72%	$1,056,562,267	0.64%	2.80%	0.79%	163.00%
Year Ended December 31, 2010(f)	$10.65	0.33	0.30	0.63	(0.22)	–	(0.22)	$11.06	5.99%	$808,044,116	0.66%	2.99%	0.81%	187.00%
Year Ended December 31, 2009(f)	$9.53	0.33	0.82	1.15	(0.03)	–	(0.03)	$10.65	12.15%	$562,026,300	0.68%	3.22%	0.83%	125.00%
Year Ended December 31, 2008	$11.22	0.55	(1.66)	(1.11)	(0.57)	(0.01)	(0.58)	$9.53	(9.87)%	$344,883,394	0.71%	6.79%	0.86%	63.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds directly to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2013 was 15.81%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

10

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

11

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2014.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $164,033 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $2,323.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $1,653,902 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,366,385,379	$—	$(4,825,738)	$(4,825,738)

Amount designated as “—” is zero or has been rounded to zero.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

15

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

16

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

17

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

18

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

19

American Funds NVIT Global Growth Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

15	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on

Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GG (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal

cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	American Funds NVIT Global Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

American Funds NVIT Global Growth Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual		1,000.00	1,072.40	3.49	0.68
	Hypothetical	[c]	1,000.00	1,021.42	3.41	0.68

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

5

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

American Funds NVIT Global Growth Fund
Assets:
Investment in Master Fund (cost $160,274,766)	$197,122,665
Cash	2,000
Receivable for capital shares issued	489,854
Prepaid expenses	1,478

Total Assets	197,615,997

Liabilities:
Payable for investments purchased	419,424
Payable for capital shares redeemed	70,380
Accrued expenses and other payables:
Fund administration fees	6,832
Master feeder service provider fee	16,214
Distribution fees	40,536
Administrative servicing fees	41,177
Accounting and transfer agent fees	101
Trustee fees	57
Custodian fees	1,054
Compliance program costs (Note 3)	167
Professional fees	6,521
Printing fees	14,683
Other	241

Total Liabilities	617,387

Net Assets	$196,998,610

Represented by:
Capital	$172,906,234
Accumulated undistributed net investment income	878,417
Accumulated net realized losses from investment transactions	(13,633,940)
Net unrealized appreciation from investment	36,847,899

Net Assets	$196,998,610

Net Assets:
Class II Shares	$196,998,610

Total	$196,998,610

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	7,735,225

Total	7,735,225

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$25.47

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

American Funds NVIT Global Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$711,105

Total Income	711,105

EXPENSES:
Fund administration fees	40,164
Master feeder service provider fees	234,238
Distribution fees Class II Shares	234,238
Administrative servicing fees Class II Shares	234,238
Professional fees	8,712
Printing fees	14,696
Trustee fees	3,294
Custodian fees	3,334
Compliance program costs (Note 3)	331
Other	4,119

Total expenses before earnings credit and fees waived	777,364

Earnings credit (Note 4)	(6)
Master feeder service provider fees waived (Note 3)	(140,543)

Net Expenses	636,815

NET INVESTMENT INCOME	74,290

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(437,144)
Net change in unrealized appreciation from investment	12,948,449

Net realized/unrealized gains from investment	12,511,305

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,585,595

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	American Funds NVIT Global Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$74,290	$804,356
Net realized losses from investment transactions	(437,144)	(2,457,383)
Net change in unrealized appreciation from investment	12,948,449	34,104,665

Change in net assets resulting from operations	12,585,595	32,451,638

Distributions to Shareholders From:
Net investment income:
Class II	–	(1,420,918)

Change in net assets from shareholder distributions	–	(1,420,918)

Change in net assets from capital transactions	7,863,709	(2,367,630)

Change in net assets	20,449,304	28,663,090

Net Assets:
Beginning of period	176,549,306	147,886,216

End of period	$196,998,610	$176,549,306

Accumulated undistributed net investment income at end of period	$878,417	$804,127

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$16,984,988	$18,499,552
Dividends reinvested	–	1,420,918
Cost of shares redeemed	(9,121,279)	(22,288,100)

Total Class II Shares	7,863,709	(2,367,630)

Change in net assets from capital transactions	$7,863,709	$(2,367,630)

SHARE TRANSACTIONS:
Class II Shares
Issued	671,056	845,274
Reinvested	–	63,547
Redeemed	(369,684)	(1,010,953)

Total Class II Shares	301,372	(102,132)

Total change in shares	301,372	(102,132)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Global Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2013(f) (Unaudited)	$23.75	0.01	1.71	1.72	–	–	–	$25.47	7.24%	$196,998,610	0.68%	0.08%	0.83%	30.00%
Year Ended December 31, 2012(f)	$19.62	0.11	4.21	4.32	(0.19)	–	(0.19)	$23.75	22.09%	$176,549,306	0.69%	0.49%	0.84%	22.00%
Year Ended December 31, 2011(f)	$21.83	0.19	(2.20)	(2.01)	(0.20)	–	(0.20)	$19.62	(9.31)%	$147,886,216	0.69%	0.91%	0.84%	28.00%
Year Ended December 31, 2010(f)	$19.77	0.21	2.01	2.22	(0.16)	–	(0.16)	$21.83	11.30%	$153,704,092	0.70%	1.09%	0.85%	28.00%
Year Ended December 31, 2009(f)	$14.94	0.18	5.97	6.15	–	(1.32)	(1.32)	$19.77	41.60%	$129,831,435	0.71%	1.06%	0.86%	43.00%
Year Ended December 31, 2008	$26.08	0.31	(10.18)	(9.87)	(0.57)	(0.70)	(1.27)	$14.94	(38.64)%	$79,293,777	0.68%	1.51%	0.86%	38.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Global Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds directly to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2013 was 3.53%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

10

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

11

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2014.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $40,164 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $331.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $234,238 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$173,262,952	$23,859,713	$(—)	$23,859,713

Amount designated as “—” is zero or has been rounded to zero.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

15

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

16

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

17

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

18

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

19

American Funds NVIT Growth Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

20	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GR (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal

cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE

RESULTS. Current performance may be higher or

lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	American Funds NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

American Funds NVIT Growth Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual		1,000.00	1,099.70	3.44	0.66
	Hypothetical	[c]	1,000.00	1,021.52	3.31	0.66

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

American Funds NVIT Growth Fund
Assets:
Investment in Master Fund (cost $254,917,782)	$320,118,596
Cash	2,000
Receivable for capital shares issued	353,485
Prepaid expenses	2,391

Total Assets	320,476,472

Liabilities:
Payable for investments purchased	347,100
Payable for capital shares redeemed	6,305
Accrued expenses and other payables:
Fund administration fees	9,112
Master feeder service provider fee	26,438
Distribution fees	66,096
Administrative servicing fees	70,068
Accounting and transfer agent fees	104
Trustee fees	92
Custodian fees	1,756
Compliance program costs (Note 3)	265
Professional fees	6,884
Printing fees	17,111
Other	248

Total Liabilities	551,579

Net Assets	$319,924,893

Represented by:
Capital	$289,682,998
Accumulated undistributed net investment income	1,453,072
Accumulated net realized losses from investment transactions	(36,411,991)
Net unrealized appreciation from investment	65,200,814

Net Assets	$319,924,893

Net Assets:
Class II Shares	$319,924,893

Total	$319,924,893

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	4,811,604

Total	4,811,604

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$66.49

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

American Funds NVIT Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$1,385,052

Total Income	1,385,052

EXPENSES:
Fund administration fees	52,985
Master feeder service provider fees	381,134
Distribution fees Class II Shares	381,134
Administrative servicing fees Class II Shares	381,134
Professional fees	10,520
Printing fees	16,095
Trustee fees	5,352
Custodian fees	5,419
Compliance program costs (Note 3)	536
Other	5,200

Total expenses before earnings credit and fees waived	1,239,509

Earnings credit (Note 4)	(6)
Master feeder service provider fees waived (Note 3)	(228,681)

Net Expenses	1,010,822

NET INVESTMENT INCOME	374,230

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(250,697)
Net change in unrealized appreciation from investment	28,139,438

Net realized/unrealized gains from investment	27,888,741

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$28,262,971

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$374,230	$1,079,322
Net realized losses from investment transactions	(250,697)	(5,179,612)
Net change in unrealized appreciation from investment	28,139,438	48,211,918

Change in net assets resulting from operations	28,262,971	44,111,628

Distributions to Shareholders From:
Net investment income:
Class II	–	(607,687)

Change in net assets from shareholder distributions	–	(607,687)

Change in net assets from capital transactions	8,159,466	(19,011,668)

Change in net assets	36,422,437	24,492,273

Net Assets:
Beginning of period	283,502,456	259,010,183

End of period	$319,924,893	$283,502,456

Accumulated undistributed net investment income at end of period	$1,453,072	$1,078,842

CAPITAL TRANSACTIONS:
Class II Shares	–	–
Proceeds from shares issued	$18,218,757	$18,352,538
Dividends reinvested	–	607,687
Cost of shares redeemed	(10,059,291)	(37,971,893)

Total Class II Shares	8,159,466	(19,011,668)

Change in net assets from capital transactions	$8,159,466	$(19,011,668)

SHARE TRANSACTIONS:
Class II Shares
Issued	279,730	321,440
Reinvested	–	10,356
Redeemed	(156,935)	(661,655)

Total Class II Shares	122,795	(329,859)

Total change in shares	122,795	(329,859)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2013(f) (Unaudited)	$60.46	0.08	5.95	6.03	—	—	—	$66.49	9.97%	$319,924,893	0.66%	0.25%	0.81%	11.00%
Year Ended December 31, 2012(f)	$51.61	0.22	8.76	8.98	(0.13)	—	(0.13)	$60.46	17.40%	$283,502,456	0.67%	0.39%	0.82%	21.00%
Year Ended December 31, 2011(f)	$54.29	0.12	(2.66)	(2.54)	(0.14)	—	(0.14)	$51.61	(4.69)%	$259,010,183	0.66%	0.23%	0.81%	19.00%
Year Ended December 31, 2010(f)	$46.01	0.16	8.20	8.36	(0.08)	—	(0.08)	$54.29	18.19%	$254,725,719	0.68%	0.33%	0.83%	28.00%
Year Ended December 31, 2009(f)	$36.95	0.10	13.97	14.07	—	(5.01)	(5.01)	$46.01	38.78%	$198,323,289	0.72%	0.23%	0.87%	37.00%
Year Ended December 31, 2008	$72.16	0.28	(30.91)	(30.63)	(1.14)	(3.44)	(4.58)	$36.95	(44.21)%	$134,739,431	0.70%	0.53%	0.88%	26.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds directly to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2013 was 1.47%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

10

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

11

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2014.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $52,985 in fees from the Fund under the joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $536.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $381,134 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$280,550,683	$39,567,913	$(—)	$39,567,913

Amount designated as “—” is zero or has been rounded to zero.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

15

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

16

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

17

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

18

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

19

American Funds NVIT Growth-Income Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

15	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on

Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GI (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program.

While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	American Funds NVIT Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

American Funds NVIT Growth-Income Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual	1,000.00	1,115.10	3.36	0.64
	Hypothetical[c]	1,000.00	1,021.62	3.21	0.64

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

American Funds NVIT Growth-Income Fund
Assets:
Investment in Master Fund (cost $1,068,417,084)	$1,442,430,314
Cash	2,000
Receivable for capital shares issued	654,098
Prepaid expenses	10,926

Total Assets	1,443,097,338

Liabilities:
Payable for investments purchased	645,164
Payable for capital shares redeemed	8,572
Accrued expenses and other payables:
Fund administration fees	29,735
Master feeder service provider fee	118,913
Distribution fees	297,286
Administrative servicing fees	280,389
Accounting and transfer agent fees	120
Trustee fees	413
Custodian fees	7,828
Compliance program costs (Note 3)	1,189
Professional fees	9,242
Printing fees	16,857
Other	315

Total Liabilities	1,416,023

Net Assets	$1,441,681,315

Represented by:
Capital	$1,080,587,171
Accumulated undistributed net investment income	15,934,011
Accumulated net realized losses from investment transactions	(28,853,097)
Net unrealized appreciation from investment	374,013,230

Net Assets	$1,441,681,315

Net Assets:
Class II Shares	$1,441,681,315

Total	$1,441,681,315

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	31,249,964

Total	31,249,964

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$46.13

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

American Funds NVIT Growth-Income Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$5,028,597

Total Income	5,028,597

EXPENSES:
Fund administration fees	169,353
Master feeder service provider fees	1,714,561
Distribution fees Class II Shares	1,714,561
Administrative servicing fees Class II Shares	1,714,561
Professional fees	26,922
Printing fees	19,112
Trustee fees	24,150
Custodian fees	24,221
Compliance program costs (Note 3)	2,418
Other	14,897

Total expenses before earnings credit and fees waived	5,424,756

Earnings credit (Note 4)	(8)
Master feeder service provider fees waived (Note 3)	(1,028,742)

Net Expenses	4,396,006

NET INVESTMENT INCOME	632,591

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,637,196
Net change in unrealized appreciation from investment	143,838,919

Net realized/unrealized gains from investment	145,476,115

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$146,108,706

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	American Funds NVIT Growth-Income Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$632,591	$15,301,726
Net realized gains/(losses) from investment transactions	1,637,196	(3,156,498)
Net change in unrealized appreciation from investment	143,838,919	168,701,101

Change in net assets resulting from operations	146,108,706	180,846,329

Distributions to Shareholders From:
Net investment income:
Class II	–	(12,661,593)

Change in net assets from shareholder distributions	–	(12,661,593)

Change in net assets from capital transactions	18,573,850	84,712,029

Change in net assets	164,682,556	252,896,765

Net Assets:
Beginning of period	1,276,998,759	1,024,101,994

End of period	$1,441,681,315	$1,276,998,759

Accumulated undistributed net investment income at end of period	$15,934,011	$15,301,420

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$77,056,572	$123,105,369
Dividends reinvested	–	12,661,593
Cost of shares redeemed	(58,482,722)	(51,054,933)

Total Class II Shares	18,573,850	84,712,029

Change in net assets from capital transactions	$18,573,850	$84,712,029

SHARE TRANSACTIONS:
Class II Shares
Issued	1,701,638	3,165,806
Reinvested	–	312,864
Redeemed	(1,321,273)	(1,292,278)

Total Class II Shares	380,365	2,186,392

Total change in shares	380,365	2,186,392

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth-Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2013(f) (Unaudited)	$41.37	0.02	4.74	4.76	–	–	–	$46.13	11.51%	$1,441,681,315	0.64%	0.09%	0.79%	10.00%
Year Ended December 31, 2012(f)	$35.70	0.51	5.57	6.08	(0.41)	–	(0.41)	$41.37	17.06%	$1,276,998,759	0.64%	1.30%	0.79%	25.00%
Year Ended December 31, 2011(f)	$36.87	0.52	(1.33)	(0.81)	(0.36)	–	(0.36)	$35.70	(2.24)%	$1,024,101,994	0.64%	1.42%	0.79%	22.00%
Year Ended December 31, 2010(f)	$33.53	0.45	3.21	3.66	(0.32)	–	(0.32)	$36.87	10.97%	$809,611,544	0.66%	1.34%	0.81%	22.00%
Year Ended December 31, 2009(f)	$26.25	0.40	7.61	8.01	–	(0.73)	(0.73)	$33.53	30.69%	$509,569,562	0.69%	1.39%	0.84%	24.00%
Year Ended December 31, 2008	$43.56	0.59	(17.14)	(16.55)	(0.75)	(0.01)	(0.76)	$26.25	(38.06)%	$235,910,310	0.64%	2.61%	0.79%	31.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth-Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds directly to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2013 was 6.37%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

10

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

11

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2014.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $169,353 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $2,418.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $1,714,561 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,099,643,868	$342,786,446	$(—)	$342,786,446

Amount designated as “—” is zero or has been rounded to zero.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc.
(dental products) from 2002 to present,
Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals
Technology, Inc.
				(specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

15

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

16

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

17

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

18

Management Information (Continued)

June 30, 2013

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

19

Federated NVIT High Income Bond Fund

SemiannualReport

June 30, 2013 (unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

15	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

30	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-FHI (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

2

Important Disclosures (Continued)

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program.

While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	Federated NVIT High Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual	1,000.00	1,015.90	4.70	0.94
	Hypothetical[b]	1,000.00	1,020.13	4.71	0.94
Class III Shares	Actual	1,000.00	1,014.50	4.70	0.94
	Hypothetical[b]	1,000.00	1,020.13	4.71	0.94

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portflio Summary	Federated NVIT High Income Bond Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Corporate Bonds	99.2%
Mutual Fund	0.8%
Common Stocks††	0.0%
Liabilities in excess of other assets††	0.0%

100.0%

Top Industries †††
Technology	15.6%
Healthcare	10.2%
Energy	8.7%
Media—Non-Cable	6.7%
Food & Beverage	5.8%
Packaging	4.7%
Financial Institutions	4.7%
Building Materials	4.5%
Industrial—Other	4.5%
Automotive	4.5%
Other Industries	30.1%

100.0%

Top Holdings †††
First Data Corp., 8.75%, 01/15/22	1.2%
Reynolds Group Issuer, Inc., 8.25%, 02/15/21	1.1%
Multiplan, Inc., 9.88%, 09/01/18	1.1%
International Lease Finance Corp., 6.25%, 05/15/19	1.0%
Sprint Capital Corp., 6.88%, 11/15/28	1.0%
US Foods, Inc., 8.50%, 06/30/19	0.9%
MGM Mirage, Inc., 7.75%, 03/15/22	0.9%
Reynolds Group Issuer, Inc., 8.50%, 05/15/18	0.8%
Fidelity Institutional Money Market Fund—Institutional Class	0.8%
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	0.8%
Other Holdings	90.4%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 99.2%

	Principal Amount	Market Value

Aerospace / Defense 0.5%
Altegrity, Inc.,
11.75%, 05/01/16 (a)(b)	$100,000	$78,500
TransDigm, Inc.,
7.75%, 12/15/18	825,000	868,312

		946,812

Automotive 4.4%
Affinia Group, Inc.,
7.75%, 05/01/21 (b)	250,000	255,000
American Axle & Manufacturing, Inc.,
6.63%, 10/15/22	1,100,000	1,122,000
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.25%, 06/15/21	500,000	550,000
Delphi Corp.,
5.00%, 02/15/23	275,000	281,875
Exide Technologies,
8.63%, 02/01/18 *(c)	425,000	259,250
IDQ Holdings, Inc.,
11.50%, 04/01/17 (b)	500,000	557,500
International Automotive Components Group SL,
9.13%, 06/01/18 (b)	675,000	678,375
Jaguar Land Rover PLC,
8.13%, 05/15/21 (b)	775,000	841,863
Lear Corp.,
4.75%, 01/15/23 (b)	250,000	238,125
Motors Liquidation Co.,
7.40%, 09/01/25 *(a)(d)	2,500,000	0
Pittsburgh Glass Works LLC,
8.50%, 04/15/16 (b)	550,000	544,500
Schaeffler Finance BV
7.75%, 02/15/17 (b)	550,000	611,875
8.50%, 02/15/19 (b)	700,000	785,750
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.,
10.63%, 09/01/17 (b)	53,000	55,650
UCI International, Inc.,
8.63%, 02/15/19	875,000	885,938

		7,667,701

Building Materials 4.5%
American Builders & Contractors Supply Co., Inc.,
5.63%, 04/15/21 (b)	75,000	73,500
Anixter, Inc.,
5.63%, 05/01/19	550,000	573,375
Building Materials Corp. of America,
7.50%, 03/15/20 (b)	250,000	266,875
HD Supply, Inc.,
10.50%, 01/15/21	75,000	77,437
Interline Brands, Inc.
7.50%, 11/15/18	725,000	755,812
10.00%, 11/15/18 (e)	525,000	564,375

Corporate Bonds (continued)

	Principal Amount	Market Value

Building Materials (continued)
Masonite International Corp.,
8.25%, 04/15/21 (b)	$500,000	$537,500
Norcraft Cos. LP,
10.50%, 12/15/15	875,000	905,625
Nortek, Inc.
8.50%, 04/15/21 (b)	325,000	342,062
8.50%, 04/15/21	900,000	956,250
Ply Gem Industries, Inc.
9.38%, 04/15/17	75,000	78,938
8.25%, 02/15/18	783,000	833,895
Rexel SA,
6.13%, 12/15/19 (b)	1,050,000	1,094,625
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
10.00%, 06/01/20 (b)	475,000	515,375
RSI Home Products, Inc.,
6.88%, 03/01/18 (b)	225,000	227,813

		7,803,457

Chemicals 2.4%
Ashland, Inc.
3.88%, 04/15/18 (b)	125,000	122,812
4.75%, 08/15/22 (b)	100,000	98,625
Compass Minerals International, Inc.,
8.00%, 06/01/19	350,000	371,875
Georgia Gulf Corp.
4.63%, 02/15/21 (b)	150,000	144,000
4.88%, 05/15/23 (b)	75,000	71,438
Hexion US Finance Corp.
8.88%, 02/01/18	600,000	612,000
9.00%, 11/15/20	500,000	480,000
Huntsman International LLC,
8.63%, 03/15/21	425,000	463,781
Omnova Solutions, Inc.,
7.88%, 11/01/18	700,000	724,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.,
6.50%, 04/15/21 (b)	200,000	198,000
Union Carbide Corp.,
7.88%, 04/01/23	225,000	276,188
Dupont Performance Coatings,
7.38%, 05/01/21 (b)	575,000	589,375

		4,152,594

Construction Machinery 0.2%
United Rentals North America, Inc.
7.38%, 05/15/20	75,000	79,875
7.63%, 04/15/22	75,000	81,188
UR Merger Sub Corp.,
8.38%, 09/15/20	150,000	162,750

		323,813

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Products 3.6%
AOT Bedding Super Holdings LLC,
8.13%, 10/01/20 (b)	$850,000	$870,187
Apex Tool Group,
7.00%, 02/01/21 (b)	200,000	205,000
FGI Operating Co. LLC/FGI Finance, Inc.,
7.88%, 05/01/20 (b)	800,000	832,000
First Quality Finance Co., Inc.,
4.63%, 05/15/21 (b)	250,000	237,500
Libbey Glass, Inc.,
6.88%, 05/15/20	585,000	612,787
Prestige Brands, Inc.,
8.13%, 02/01/20	175,000	191,625
ServiceMaster Co.
7.10%, 03/01/18	300,000	300,000
8.00%, 02/15/20	800,000	802,000
7.00%, 08/15/20	300,000	284,250
7.45%, 08/15/27	175,000	150,063
SIWF Merger Sub, Inc./Springs Industries Inc,
6.25%, 06/01/21 (b)	100,000	97,250
Spectrum Brands Escrow Corp.,
6.38%, 11/15/20 (b)	500,000	526,250
Visant Corp.,
10.00%, 10/01/17	950,000	883,500
Wolverine World Wide, Inc.,
6.13%, 10/15/20 (b)	225,000	233,438

		6,225,850

Energy 8.7%
Antero Resources Finance Corp.,
6.00%, 12/01/20	900,000	886,500
Athlon Holdings LP/Athlon Finance Corp.,
7.38%, 04/15/21 (b)	250,000	248,750
ATP Oil & Gas Corp.,
11.88%, 05/01/15 *(c)	800,000	8,000
Basic Energy Services, Inc.
7.75%, 02/15/19	100,000	98,250
7.75%, 10/15/22	500,000	487,500
Carrizo Oil & Gas, Inc.,
7.50%, 09/15/20	450,000	463,500
Chaparral Energy, Inc.,
9.88%, 10/01/20	675,000	747,562
Chesapeake Energy Corp.
6.63%, 08/15/20	325,000	346,938
6.88%, 11/15/20	225,000	244,687
5.38%, 06/15/21	250,000	251,250
5.75%, 03/15/23	200,000	202,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
6.63%, 11/15/19 (b)	725,000	728,625
Cie Generale de Geophysique — Veritas
7.75%, 05/15/17	650,000	659,750
6.50%, 06/01/21	425,000	429,779

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy (continued)
Comstock Resources, Inc.
7.75%, 04/01/19	$450,000	$459,000
9.50%, 06/15/20	275,000	297,000
Concho Resources, Inc.,
7.00%, 01/15/21	550,000	591,937
Continental Resources, Inc.,
4.50%, 04/15/23 (b)	225,000	218,250
EP Energy LLC/EP Energy Finance, Inc.,
9.38%, 05/01/20	775,000	873,813
EPE Holdings LLC/EP Energy Bond Co., Inc.,
8.13%, 12/15/17 (b)(e)	312,868	320,690
Forbes Energy Services Ltd.,
9.00%, 06/15/19	450,000	444,375
Forest Oil Corp.,
7.25%, 06/15/19	775,000	728,500
Halcon Resources Corp.,
9.75%, 07/15/20	400,000	400,000
Kodiak Oil & Gas Corp.,
5.50%, 01/15/21 (b)	150,000	144,750
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19	925,000	901,875
8.63%, 04/15/20	100,000	105,000
Lone Pine Resources Canada Ltd.,
10.38%, 02/15/17 (a)	275,000	196,625
Northern Oil and Gas, Inc.,
8.00%, 06/01/20	300,000	302,250
Oasis Petroleum, Inc.,
6.50%, 11/01/21	800,000	820,000
Ocean Rig Norway AS,
6.50%, 10/01/17 (b)	275,000	276,019
PHI, Inc.,
8.63%, 10/15/18	600,000	636,000
Plains Exploration & Production Co.,
6.75%, 02/01/22	150,000	158,625
Range Resources Corp.,
5.00%, 03/15/23	200,000	194,000
SandRidge Energy, Inc.,
7.50%, 03/15/21	75,000	71,625
SESI LLC,
7.13%, 12/15/21	825,000	893,063
SM Energy Co.,
5.00%, 01/15/24 (b)	175,000	164,500

		15,000,988

Entertainment 1.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
5.25%, 03/15/21 (b)	550,000	529,375
Cinemark USA, Inc.
7.38%, 06/15/21	325,000	353,437
5.13%, 12/15/22	50,000	48,375

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Entertainment (continued)
HRP Myrtle Beach Operations LLC,
7.38%, 04/01/12 *(a)(b)(c)(d)(f)	$675,000	$0
Regal Cinemas, Inc.,
5.75%, 02/01/25	225,000	213,188
Six Flags Entertainment Corp.,
5.25%, 01/15/21 (b)	600,000	576,000

		1,720,375

Environmental 0.2%
ADS Waste Holdings, Inc.,
8.25%, 10/01/20 (b)	300,000	304,500

Financial Institutions 4.7%
Ally Financial, Inc.
5.50%, 02/15/17	1,025,000	1,068,562
6.25%, 12/01/17	1,125,000	1,203,750
8.00%, 11/01/31	250,000	301,250
CIT Group, Inc.,
5.25%, 03/15/18	1,300,000	1,332,500
General Motors Financial Co., Inc.
2.75%, 05/15/16 (b)	100,000	98,250
3.25%, 05/15/18 (b)	75,000	72,187
4.25%, 05/15/23 (b)	75,000	69,938
International Lease Finance Corp.
6.25%, 05/15/19	1,650,000	1,699,500
5.88%, 08/15/22	550,000	545,875
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.63%, 03/15/20 (b)	250,000	258,125
5.88%, 03/15/22 (b)	450,000	456,750
Nuveen Investments, Inc.,
9.50%, 10/15/20 (b)	1,000,000	997,500

		8,104,187

Food & Beverage 5.8%
ARAMARK Corp.,
5.75%, 03/15/20 (b)	875,000	888,125
B&G Foods, Inc.,
4.63%, 06/01/21	375,000	358,125
Constellation Brands, Inc.,
4.25%, 05/01/23	175,000	164,063
Dean Foods Co.,
9.75%, 12/15/18	575,000	649,750
Del Monte Corp.,
7.63%, 02/15/19	1,350,000	1,383,750
H.J. Heinz Co.,
4.25%, 10/15/20 (b)	1,125,000	1,074,375
Michael Foods, Inc.
8.50%, 07/15/18 (b)(e)	825,000	849,750
9.75%, 07/15/18	950,000	1,040,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
4.88%, 05/01/21 (b)	925,000	878,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Beverage (continued)
Shearer’s Foods LLC/Chip Fin Corp.,
9.00%, 11/01/19 (b)	$300,000	$318,000
Smithfield Foods, Inc.,
6.63%, 08/15/22	775,000	829,250
U.S. Foodservice, Inc.,
8.50%, 06/30/19	1,575,000	1,638,000

		10,072,188

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity,
10.38%, 09/15/07 *(a)(c)(f)	100,000	0

Gaming 2.6%
Affinity Gaming LLC/Affinity Gaming Finance Corp.,
9.00%, 05/15/18	550,000	569,250
Chester Downs & Marina LLC,
9.25%, 02/01/20 (b)	400,000	385,000
MGM Mirage, Inc.,
7.75%, 03/15/22	1,375,000	1,488,437
MGM Resorts International,
6.75%, 10/01/20	125,000	129,062
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
9.50%, 06/15/19 (b)	508,000	548,640
Seminole Indian Tribe of Florida,
7.80%, 10/01/20 (b)	830,000	876,688
Station Casinos, Inc.,
7.50%, 03/01/21 (b)	525,000	527,625

		4,524,702

Healthcare 10.2%
Biomet, Inc. 6.50%, 08/01/20	475,000	489,547
6.50%, 10/01/20	650,000	649,187
CDRT Holding Corp.,
9.25%, 10/01/17 (b)(e)	800,000	810,000
DaVita, Inc.,
5.75%, 08/15/22	175,000	175,437
DJO Finance LLC/DJO Finance Corp.
9.75%, 10/15/17	275,000	280,500
8.75%, 03/15/18	225,000	243,000
7.75%, 04/15/18	1,050,000	1,036,875
Emergency Medical Services Corp.,
8.13%, 06/01/19	750,000	798,750
Grifols, Inc.,
8.25%, 02/01/18	500,000	538,750
HCA, Inc.
6.25%, 02/15/21	300,000	306,000
7.75%, 05/15/21	850,000	915,875
Series 1, 5.88%, 05/01/23	100,000	100,250
7.50%, 11/06/33	650,000	667,875

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Healthcare (continued)
Hologic, Inc.,
6.25%, 08/01/20	$350,000	$363,125
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 05/15/19	1,050,000	1,050,000
Jaguar Holding Co. I,
9.38%, 10/15/17 (b)(e)	400,000	418,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/01/19 (b)	1,000,000	1,100,000
Multiplan, Inc.,
9.88%, 09/01/18 (b)	1,675,000	1,825,750
Omnicare, Inc.,
7.75%, 06/01/20	750,000	817,500
Tenet Healthcare Corp.
4.50%, 04/01/21 (b)	350,000	326,375
4.38%, 10/01/21 (b)	550,000	507,375
Truven Health Analytics, Inc.,
10.63%, 06/01/20 (b)	575,000	635,375
United Surgical Partners International, Inc.,
9.00%, 04/01/20	700,000	756,000
Universal Hospital Services, Inc.,
7.63%, 08/15/20	750,000	783,750
Vanguard Health Holding LLC,
8.00%, 02/01/18	375,000	397,500
VPII Escrow Corp.
6.75%, 08/15/18 (b)	50,000	51,188
7.50%, 07/15/21 (b)	200,000	207,500
VWR Funding, Inc.,
7.25%, 09/15/17	1,325,000	1,376,344

		17,627,828

Industrial — Other 4.5%
Amsted Industries, Inc.,
8.13%, 03/15/18 (b)	125,000	131,562
Belden CDT, Inc.,
5.50%, 09/01/22 (b)	700,000	693,000
Cleaver-Brooks, Inc.,
8.75%, 12/15/19 (b)	400,000	420,000
Dematic SA/DH Services Luxembourg Sarl,
7.75%, 12/15/20 (b)	450,000	470,250
Dynacast International LLC/Dynacast Finance, Inc.,
9.25%, 07/15/19	900,000	981,000
General Cable Corp.,
5.75%, 10/01/22 (b)	500,000	496,250
Hillman Group, Inc. (The),
10.88%, 06/01/18	725,000	784,812
J.B. Poindexter & Co., Inc.,
9.00%, 04/01/22 (b)	875,000	918,750
MasTec, Inc.,
4.88%, 03/15/23	200,000	187,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial — Other (continued)
Maxim Crane Works LP,
12.25%, 04/15/15 (b)	$325,000	$341,250
Mcron Finance Sub LLC/Mcron Finance Corp.,
8.38%, 05/15/19 (b)	350,000	357,438
Milacron LLC/Mcron Finance Corp.,
7.75%, 02/15/21 (b)	150,000	150,000
Mueller Water Products, Inc.
7.38%, 06/01/17	625,000	634,375
8.75%, 09/01/20	229,000	250,183
Silver II Borrower/Silver II US Holdings LLC,
7.75%, 12/15/20 (b)	700,000	711,375
Unifrax I LLC/Unifrax Holding Co.,
7.50%, 02/15/19 (b)	250,000	256,250

		7,783,495

Lodging 0.2%
Choice Hotels International, Inc.,
5.75%, 07/01/22	125,000	131,875
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	225,000	219,375
		351,250

Media — Cable 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17	475,000	503,500
6.63%, 01/31/22	600,000	628,500
5.13%, 02/15/23	75,000	70,312
5.75%, 09/01/23 (b)	225,000	218,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (b)	250,000	254,375
5.13%, 12/15/21 (b)	275,000	260,563
DISH DBS Corp. 4.63%, 07/15/17	200,000	201,000
5.88%, 07/15/22	975,000	992,063
Lynx II Corp.,
6.38%, 04/15/23 (b)	200,000	202,000

		3,330,563

Media — Non-Cable 6.7%
Clear Channel Communications, Inc.,
9.00%, 03/01/21	1,175,000	1,116,250
Clear Channel Worldwide Holdings, Inc. Series A, 7.63%, 03/15/20	200,000	205,000
Series B, 7.63%, 03/15/20	975,000	1,009,125
6.50%, 11/15/22 (b)	300,000	306,000
Crown Media Holdings, Inc.,
10.50%, 07/15/19	775,000	860,250
Cumulus Media Holdings, Inc.,
7.75%, 05/01/19	525,000	514,500

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media — Non-Cable (continued)
Entercom Radio LLC,
10.50%, 12/01/19	$575,000	$644,000
Expo Event Transco, Inc.,
9.00%, 06/15/21 (b)	450,000	447,750
Intelsat Jackson Holdings SA
7.50%, 04/01/21	275,000	288,062
6.63%, 12/15/22 (b)	500,000	483,750
5.50%, 08/01/23 (b)	375,000	350,625
Intelsat Luxembourg SA
7.75%, 06/01/21 (b)	500,000	503,750
8.13%, 06/01/23 (b)	500,000	513,750
Lamar Media Corp.
5.88%, 02/01/22	275,000	281,188
5.00%, 05/01/23	425,000	403,750
Logo Merger Sub Corp.,
8.38%, 10/15/20 (b)	800,000	814,000
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/01/20 (b)	350,000	330,750
Sirius XM Radio, Inc.
4.25%, 05/15/20 (b)	200,000	187,000
5.25%, 08/15/22 (b)	125,000	121,250
4.63%, 05/15/23 (b)	325,000	302,250
SSI Invest II,
11.13%, 06/01/18	1,125,000	1,239,249
Townsquare Radio LLC/Townsquare Radio, Inc.,
9.00%, 04/01/19 (b)	650,000	689,000

		11,611,249

Metals & Mining 0.3%
Aleris International, Inc.,
9.00%, 12/15/14 *(a)(c)(f)	600,000	60
Century Aluminum Co.,
7.50%, 06/01/21 (b)	525,000	518,437
Steel Dynamics, Inc.,
5.25%, 04/15/23 (b)	75,000	73,875

		592,372

Packaging 4.7%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (b)	1,100,000	1,168,750
9.13%, 10/15/20 (b)	225,000	239,625
Ball Corp.,
4.00%, 11/15/23	625,000	576,563
Berry Plastics Corp.,
9.50%, 05/15/18	500,000	543,125
BOE Merger Corp.,
9.50%, 11/01/17 (b)(e)	575,000	580,750
BWAY Holding Co.,
10.00%, 06/15/18	275,000	297,000
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 01/15/23 (b)	150,000	141,375

Corporate Bonds (continued)

	Principal Amount	Market Value

Packaging (continued)
Pactiv LLC,
7.95%, 12/15/25	$250,000	$217,500
Reynolds Group Issuer, Inc.
8.50%, 05/15/18	1,400,000	1,438,500
9.00%, 04/15/19	150,000	154,875
8.25%, 02/15/21	1,850,000	1,836,125
Sealed Air Corp.
6.50%, 12/01/20 (b)	575,000	607,344
8.38%, 09/15/21 (b)	350,000	395,937

		8,197,469

Paper 0.1%
Clearwater Paper Corp.,
4.50%, 02/01/23 (b)	200,000	191,000

Restaurants 0.7%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
10.50%, 01/15/20	800,000	920,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
5.88%, 05/15/21 (b)	350,000	333,375

		1,253,375

Retailers 4.2%
Academy Ltd./Academy Finance Corp.
8.00%, 06/15/18 (b)(e)	550,000	561,000
9.25%, 08/01/19 (b)	1,050,000	1,162,875
Claire’s Stores, Inc.,
6.13%, 03/15/20 (b)	200,000	195,500
CST Brands, Inc.,
5.00%, 05/01/23 (b)	100,000	97,500
Gymboree Corp.,
9.13%, 12/01/18	300,000	279,750
Jo-Ann Stores Holdings, Inc.
8.13%, 03/15/19 (b)	800,000	814,000
9.75%, 10/15/19 (b)(e)	650,000	676,000
Limited Brands, Inc.,
5.63%, 02/15/22	725,000	734,062
Michaels Stores, Inc.,
7.75%, 11/01/18	425,000	454,750
Party City Holdings, Inc.,
8.88%, 08/01/20 (b)	325,000	348,562
Petco Animal Supplies, Inc.
8.50%, 10/15/17 (b)(e)	875,000	883,750
9.25%, 12/01/18 (b)	150,000	161,250
Sally Holdings LLC/Sally Capital, Inc.
6.88%, 11/15/19	725,000	777,563
5.75%, 06/01/22	125,000	126,250

		7,272,812

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Services 1.4%
Garda World Security Corp.,
9.75%, 03/15/17 (b)	$1,275,000	$1,339,133
Monitronics International, Inc.,
9.13%, 04/01/20	500,000	510,000
Reliance Intermediate Holdings LP,
9.50%, 12/15/19 (b)	500,000	545,250

		2,394,383

Technology 15.6%
Advanced Micro Devices, Inc.,
7.50%, 08/15/22	400,000	375,000
Aspect Software, Inc.,
10.63%, 05/15/17	325,000	323,375
CDW LLC/CDW Finance Corp.,
8.50%, 04/01/19	1,300,000	1,400,750
CommScope Holding Co., Inc.,
7.38%, 06/01/20 (b)(e)	375,000	357,187
CommScope, Inc.,
8.25%, 01/15/19 (b)	900,000	958,500
Compucom System, Inc.,
7.00%, 05/01/21 (b)	125,000	121,875
CoreLogic, Inc.,
7.25%, 06/01/21	1,200,000	1,278,000
Epicor Software Corp., Inc.,
9.00%, 06/15/18 (b)	650,000	637,000
Emdeon, Inc.,
11.00%, 12/31/19	825,000	930,187
Epicor Software Corp.,
8.63%, 05/01/19	925,000	948,125
First Data Corp.,
8.75%, 01/15/22 (b)(e)	2,075,000	2,132,062
Flextronics International Ltd.
4.63%, 02/15/20 (b)	225,000	218,250
5.00%, 02/15/23 (b)	250,000	241,875
IAC/InterActiveCorp,
4.75%, 12/15/22 (b)	575,000	543,375
iGATE Corp.,
9.00%, 05/01/16	750,000	780,937
Igloo Holdings Corp.,
8.25%, 12/15/17 (b)(e)	725,000	739,500
Infor US, Inc.
11.50%, 07/15/18	1,000,000	1,127,500
9.38%, 04/01/19	450,000	487,688
Interactive Data Corp.,
10.25%, 08/01/18	875,000	969,063
Iron Mountain, Inc.,
5.75%, 08/15/24	150,000	139,875
Kemet Corp.,
10.50%, 05/01/18	850,000	867,000
Lender Processing Services, Inc.,
5.75%, 04/15/23	700,000	743,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology (continued)
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
10.50%, 04/15/18	$800,000	$878,000
Mmodal, Inc.,
10.75%, 08/15/20 (b)	550,000	462,000
NCR Corp.
4.63%, 02/15/21	425,000	408,000
5.00%, 07/15/22	225,000	217,125
Nuance Communications, Inc.,
5.38%, 08/15/20 (b)	650,000	635,375
NXP BV/NXP Funding LLC
3.75%, 06/01/18 (b)	200,000	192,500
5.75%, 02/15/21 (b)	200,000	204,000
5.75%, 03/15/23 (b)	200,000	204,000
Seagate HDD Cayman,
4.75%, 06/01/23 (b)	425,000	394,188
Seagate Technology HDD Holdings,
6.88%, 05/01/20	925,000	980,500
Sophia LP/Sophia Finance, Inc.,
9.75%, 01/15/19 (b)	1,225,000	1,316,875
Spansion LLC,
7.88%, 11/15/17	700,000	721,000
SunGard Data Systems, Inc.
7.38%, 11/15/18	225,000	237,375
6.63%, 11/01/19 (b)	525,000	526,313
Syniverse Holdings, Inc.,
9.13%, 01/15/19	1,100,000	1,177,000
TransUnion Holding Co., Inc.
8.13%, 06/15/18 (b)(e)	175,000	182,875
9.63%, 06/15/18	1,125,000	1,198,125
VeriSign, Inc.,
4.63%, 05/01/23 (b)	200,000	195,000
Viasystems, Inc.,
7.88%, 05/01/19 (b)	550,000	581,625

		27,032,750

Textile 0.1%
PVH Corp.,
4.50%, 12/15/22	150,000	142,125

Transportation 0.3%
Hertz Corp. (The),
7.50%, 10/15/18	450,000	482,625

Utility — Electric 1.5%
Dynegy, Inc.,
5.88%, 06/01/23 (b)	125,000	114,375
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 08/15/17 (b)	175,000	177,187
10.00%, 12/01/20	425,000	467,500
12.25%, 03/01/22 (b)	300,000	331,500

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Utility — Electric (continued)
FPL Energy National Wind Portfolio LLC,
6.13%, 03/25/19 (a)(b)	$151,290	$115,737
NRG Energy, Inc. 7.63%, 05/15/19	900,000	936,000
8.25%, 09/01/20	275,000	295,625
6.63%, 03/15/23 (b)	125,000	124,375

		2,562,299

Utility — Natural Gas 3.9%
Access Midstream Partners LP/ACMP Finance Corp.,
4.88%, 05/15/23	650,000	602,875
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
6.13%, 07/15/22	400,000	405,000
El Paso Corp.
7.25%, 06/01/18	250,000	277,831
6.50%, 09/15/20	300,000	319,807
Energy Transfer Equity LP,
7.50%, 10/15/20	975,000	1,065,187
Holly Energy Partners LP/Holly Energy Finance Corp.,
6.50%, 03/01/20	500,000	502,500
Inergy Midstream LP/NRGM Finance Corp.,
6.00%, 12/15/20 (b)	275,000	264,687
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
6.25%, 06/15/22	828,000	842,490
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23	225,000	222,188
4.50%, 11/01/23 (b)	300,000	273,000
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (b)	475,000	453,625
5.63%, 04/15/23 (b)	150,000	141,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18	949,000	996,450
7.38%, 08/01/21	126,000	129,780
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5.88%, 10/01/20 (b)	175,000	173,250

		6,669,670

Wireless Communications 3.6%
Digicel Group Ltd.
8.25%, 09/01/17 (b)	725,000	743,125
10.50%, 04/15/18 (b)	325,000	344,500
8.25%, 09/30/20 (b)	525,000	543,375
MetroPCS Wireless, Inc.
6.63%, 11/15/20	375,000	389,062
6.63%, 04/01/23 (b)	800,000	814,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Communications (continued)
Sprint Capital Corp,
9.00%, 11/15/18 (b)	$950,000	$1,109,125
Sprint Capital Corp.,
6.88%, 11/15/28	1,725,000	1,660,313
Sprint Nextel Corp.,
6.00%, 11/15/22	675,000	659,813

		6,263,313

Wireline Communications 0.7%
Level 3 Financing, Inc.
8.88%, 06/01/19	150,000	156,750
8.13%, 07/01/19	825,000	866,250
7.00%, 06/01/20	225,000	225,000

		1,248,000

Total Corporate Bonds (cost $169,645,808)		171,853,745

Common Stocks 0.0%†

	Shares	Market Value

Automotive 0.0%†
Motors Liquidation Co. GUC Trust*	2,535	77,825

Media — Non-Cable 0.0%
Idearc Litigation Trusts *(a)	1,375,000	0

Total Common Stocks (cost $ — )		77,825

Mutual Fund 0.8%
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (g)	1,420,233	1,420,233

Total Mutual Fund (cost $1,420,233)		1,420,233

Total Investments (cost $171,066,041) (h) — 100.0%		173,351,803

Liabilities in excess of other assets — 0.0%		(42,101)

NET ASSETS — 100.0%		$173,309,702

*	Denotes a non-income producing security.

(a)	Illiquid security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2013 was $68,157,200 which represents 39.33% of net assets.

13

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

(c)	Security in default.

(d)	Restricted security.

(e)	PIK — Payment-in-kind security.Income may be paid in cash or additional notes, at the discretion of the issuer.

(f)	Fair Valued Security.

(g)	Represents 7-day effective yield as of June 30, 2013.

(h)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.
AS	Stock Corporation

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

SA	Stock Company

14

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund
Assets:
Investments, at value (cost $171,066,041)	$173,351,803
Cash	112,038
Interest and dividends receivable	3,032,825
Receivable for investments sold	401,479
Receivable for capital shares issued	32,304
Prepaid expenses	1,677

Total Assets	176,932,126

Liabilities:
Payable for investments purchased	250,000
Payable for capital shares redeemed	3,194,022
Accrued expenses and other payables:
Investment advisory fees	108,605
Fund administration fees	9,950
Administrative servicing fees	26,893
Accounting and transfer agent fees	4,546
Trustee fees	62
Custodian fees	1,129
Compliance program costs (Note 3)	202
Professional fees	16,196
Printing fees	10,235
Other	584

Total Liabilities	3,622,424

Net Assets	$173,309,702

Represented by:
Capital	$166,446,013
Accumulated undistributed net investment income	8,106,325
Accumulated net realized losses from investment transactions	(3,528,398)
Net unrealized appreciation/(depreciation) from investments	2,285,762

Net Assets	$173,309,702

Net Assets:
Class I Shares	$55,700,433
Class III Shares	117,609,269

Total	$173,309,702

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	7,950,098
Class III Shares	16,797,249

Total	24,747,347

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.01
Class III Shares	$7.00

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund
INVESTMENT INCOME:
Interest income	$7,965,857
Dividend income	822

Total Income	7,966,679

EXPENSES:
Investment advisory fees	750,499
Fund administration fees	63,393
Administrative servicing fees Class I Shares	45,188
Administrative servicing fees Class III Shares	119,417
Professional fees	19,857
Printing fees	10,464
Trustee fees	3,977
Custodian fees	4,415
Accounting and transfer agent fees	10,627
Compliance program costs (Note 3)	400
Other	4,619

Total expenses before earnings credit	1,032,856

Earnings credit (Note 5)	(7)

Net Expenses	1,032,849

NET INVESTMENT INCOME	6,933,830

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,425,101
Net change in unrealized appreciation/(depreciation) from investments	(6,035,948)

Net realized/unrealized losses from investments	(2,610,847)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,322,983

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$6,933,830	$18,209,172
Net realized gains from investment transactions	3,425,101	5,648,669
Net change in unrealized appreciation/(depreciation) from investments	(6,035,948)	9,946,994

Change in net assets resulting from operations	4,322,983	33,804,835

Distributions to Shareholders From:
Net investment income:
Class I	–	(5,481,293)
Class III	–	(12,896,180)

Change in net assets from shareholder distributions	–	(18,377,473)

Change in net assets from capital transactions	(63,713,537)	(70,719,498)

Change in net assets	(59,390,554)	(55,292,136)

Net Assets:
Beginning of period	232,700,256	287,992,392

End of period	$173,309,702	$232,700,256

Accumulated undistributed net investment income at end of period	$8,106,325	$1,172,495

CAPITAL TRANSACTIONS:
Class I Shares	–	–
Proceeds from shares issued	$3,591,218	$12,248,160
Dividends reinvested	–	5,481,293
Cost of shares redeemed	(17,967,308)	(15,298,441)

Total Class I Shares	(14,376,090)	2,431,012

Class III Shares	–	–
Proceeds from shares issued	10,351,203	73,048,659
Dividends reinvested	–	12,896,180
Cost of shares redeemed	(59,688,650)	(159,095,349)

Total Class III Shares	(49,337,447)	(73,150,510)

Change in net assets from capital transactions	$(63,713,537)	$(70,719,498)

SHARE TRANSACTIONS:
Class I Shares
Issued	505,582	1,752,943
Reinvested	–	791,861
Redeemed	(2,550,271)	(2,187,301)

Total Class I Shares	(2,044,689)	357,503

Class III Shares
Issued	1,462,698	10,378,374
Reinvested	–	1,865,551
Redeemed	(8,393,089)	(22,959,259)

Total Class III Shares	(6,930,391)	(10,715,334)

Total change in shares	(8,975,080)	(10,357,831)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Federated NVIT High Income Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)	Portfolio Turnover(c)
Class I Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$6.90	0.22	(0.11)	0.11	–	–	–	$7.01	1.59%	$55,700,433	0.94%	6.33%	0.94%	14.49%
Year Ended December 31, 2012(d)	$6.54	0.50	0.45	0.95	(0.59)	(0.59)	–	$6.90	14.56%	$69,007,867	0.93%	7.10%	0.93%	44.83%
Year Ended December 31, 2011(d)	$6.85	0.52	(0.28)	0.24	(0.56)	(0.56)	0.01	$6.54	3.82%	$63,005,092	0.92%	7.69%	0.92%	63.88%
Year Ended December 31, 2010(d)	$6.60	0.57	0.25	0.82	(0.59)	(0.59)	0.02	$6.85	13.15%	$76,634,315	0.92%	8.41%	0.92%	80.77%
Year Ended December 31, 2009(d)	$4.98	0.58	1.61	2.19	(0.57)	(0.57)	–	$6.60	46.00%	$82,596,487	0.94%	9.89%	0.94%	34.23%
Year Ended December 31, 2008	$7.64	0.62	(2.66)	(2.04)	(0.62)	(0.62)	–	$4.98	(28.13)%	$65,854,240	0.90%	8.80%	0.90%	30.09%

Class III Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$6.90	0.22	(0.12)	0.10	–	–	–	$7.00	1.45%	$117,609,269	0.94%	6.33%	0.94%	14.49%
Year Ended December 31, 2012(d)	$6.53	0.50	0.46	0.96	(0.59)	(0.59)	–	$6.90	14.71%	$163,692,389	0.92%	7.13%	0.92%	44.83%
Year Ended December 31, 2011(d)	$6.84	0.52	(0.28)	0.24	(0.56)	(0.56)	0.01	$6.53	3.81%	$224,987,300	0.92%	7.61%	0.92%	63.88%
Year Ended December 31, 2010(d)	$6.59	0.57	0.25	0.82	(0.59)	(0.59)	0.02	$6.84	13.16%	$223,642,025	0.92%	8.32%	0.92%	80.77%
Year Ended December 31, 2009(d)	$4.97	0.57	1.62	2.19	(0.57)	(0.57)	–	$6.59	46.08%	$214,635,138	0.94%	9.64%	0.94%	34.23%
Year Ended December 31, 2008	$7.63	0.62	(2.67)	(2.05)	(0.61)	(0.61)	–	$4.97	(28.24)%	$91,486,642	1.04%	8.61%	1.04%	30.09%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Federated NVIT High Income Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Automotive	$77,825	$—	$—	$77,825
Media—Non-Cable	—	—	—	—
Total Common Stocks	$77,825	$—	$—	$77,825
Corporate Bonds
Aerospace / Defense	—	946,812	—	946,812
Automotive	—	7,667,701	—	7,667,701
Building Materials	—	7,803,457	—	7,803,457
Chemicals	—	4,152,594	—	4,152,594
Construction Machinery	—	323,813	—	323,813
Consumer Products	—	6,225,850	—	6,225,850
Energy	—	15,000,988	—	15,000,988
Entertainment	—	1,720,375	—	1,720,375
Environmental	—	304,500	—	304,500
Financial Institutions	—	8,104,187	—	8,104,187
Food & Beverage	—	10,072,188	—	10,072,188
Food & Staples Retailing	—	—	—	—
Gaming	—	4,524,702	—	4,524,702
Healthcare	—	17,627,828	—	17,627,828
Industrial—Other	—	7,783,495	—	7,783,495
Lodging	—	351,250	—	351,250
Media—Cable	—	3,330,563	—	3,330,563
Media—Non-Cable	—	11,611,249	—	11,611,249
Metals & Mining	—	592,312	60	592,372
Packaging	—	8,197,469	—	8,197,469
Paper	—	191,000	—	191,000
Restaurants	—	1,253,375	—	1,253,375
Retailers	—	7,272,812	—	7,272,812
Services	—	2,394,383	—	2,394,383
Technology	—	27,032,750	—	27,032,750
Textile	—	142,125	—	142,125
Transportation	—	482,625	—	482,625
Utility—Electric	—	2,562,299	—	2,562,299
Utility—Natural Gas	—	6,669,670	—	6,669,670
Wireless Communications	—	6,263,313	—	6,263,313
Wireline Communications	—	1,248,000	—	1,248,000
Total Corporate Bonds	$—	$171,853,685	$60	$171,853,745
Mutual Fund	1,420,233	—	—	1,420,233
Total	$1,498,058	$171,853,685	$60	$173,351,803

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

For the six months ended June 30, 2013, the Fund held two corporate bond investments that were categorized as Level 3 investments which were valued at $0.

For the six months ended June 30, 2013, the Fund held one corporate bond that was categorized as a Level 3 investment which was valued at $60.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and sub-adviser recommendations.

(b)	Restricted Securities

At June 30, 2013, the Fund owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at June 30, 2013 were as follows:

	Coupon	Maturity Date	Principal Amount	Acquisition Date	Cost	Market Value	% of Net Assets
Motors Liquidation Co.	7.40%	9/1/2025	2,500,000	4/21/2011	$—	$—	0.00%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	575,000	3/23/2006	575,000	—	0.00%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	100,000	10/29/2007	99,170	—	0.00%
Total					$674,170	$—	0.00%

Amounts designated as “—” are zero or have been rounded to zero.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $63,393 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $400.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class III shares of the Fund.

For the six months ended June 30, 2013, NFS received $164,605 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and the year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $9,451 and $52,811 respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $31,157,154 and sales of $81,851,484 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$171,147,345	$6,254,676	$(4,050,218)	$2,204,458

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

26

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

27

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s Class III shares had achieved a level of total return performance above the median of the Fund’s peers for the three-year period ended September 30, 2012. The Trustees also considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were above the Fund’s respective expense group medians. The Trustees noted that, while the Fund’s actual advisory fee rate was approximately 7.5 basis points above the expense group median, it was only 2 basis points above the median for the

28

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

Fund’s subadvised expense group (a group of peer funds selected by management with disclosed subadvisory agreements). The Trustees also considered that the Fund had experienced substantial growth in recent periods and was relatively close to triggering an advisory fee breakpoint. The Trustees noted that, according to management, in light of the Fund’s favorable performance, the possibility of achieving a breakpoint in the near future, and the fact that expenses are not significantly above their respective medians, NFA was not recommending any changes be made for the Fund at this time.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

29

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present,
Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and
Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.

30

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None

31

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

32

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

33

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34

Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

25	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CVAL (8/13)

This page intentionally left blank

Message to Shareholders/NVIT Semiannual

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,173.40	5.07	0.94
	Hypothetical	[b]	1,000.00	1,020.13	4.71	0.94
Class II Shares	Actual		1,000.00	1,172.50	6.41	1.19
	Hypothetical	[b]	1,000.00	1,018.89	5.96	1.19
Class IV Shares	Actual		1,000.00	1,174.30	5.07	0.94
	Hypothetical	[b]	1,000.00	1,020.13	4.71	0.94

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary June 30, 2013 (Unaudited)	Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)

Asset Allocation †
Common Stocks	95.9%
Mutual Fund	3.8%
Other assets in excess of liabilities	0.3%

100.0%

Top Industries ††
Pharmaceuticals	10.2%
Oil, Gas & Consumable Fuels	9.3%
Diversified Financial Services	9.1%
Media	8.8%
Commercial Banks	5.6%
Capital Markets	5.4%
Energy Equipment & Services	4.8%
Insurance	4.2%
Health Care Providers & Services	3.9%
Food Products	3.2%
Other Industries	35.5%

100.0%

Top Holdings ††
Citigroup, Inc.	4.2%
Fidelity Institutional Money Market Fund—Institutional Class	3.8%
JPMorgan Chase & Co.	3.4%
Microsoft Corp.	2.5%
Time Warner Cable, Inc.	2.4%
Viacom, Inc.	2.4%
Hewlett-Packard Co.	2.3%
Wells Fargo & Co.	2.3%
Weatherford International Ltd.	2.3%
Merck & Co., Inc.	2.2%
Other Holdings	72.2%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund)

Common Stocks 95.9%

	Shares	Market Value

Aerospace & Defense 1.4%
Honeywell International, Inc.	21,457	$1,702,399
Textron, Inc.	47,667	1,241,725

		2,944,124

Auto Components 0.9%
Johnson Controls, Inc.	54,779	1,960,540

Automobiles 2.1%
General Motors Co.*	136,555	4,548,647

Capital Markets 5.4%
Bank of New York Mellon Corp. (The)	159,840	4,483,512
Goldman Sachs Group, Inc. (The)	14,718	2,226,098
Morgan Stanley	125,670	3,070,118
State Street Corp.	26,302	1,715,153

		11,494,881

Commercial Banks 5.6%
Fifth Third Bancorp	127,134	2,294,769
PNC Financial Services Group, Inc. (The)	48,941	3,568,778
U.S. Bancorp	35,060	1,267,419
Wells Fargo & Co.	118,050	4,871,923

		12,002,889

Communications Equipment 1.2%
Cisco Systems, Inc.	105,393	2,562,104

Computers & Peripherals 2.3%
Hewlett-Packard Co.	197,424	4,896,115

Diversified Financial Services 9.1%
Bank of America Corp.	255,461	3,285,229
Citigroup, Inc.	184,394	8,845,380
JPMorgan Chase & Co.	138,204	7,295,789

		19,426,398

Diversified Telecommunication Services 1.1%
AT&T, Inc.	26,991	955,481
Verizon Communications, Inc.	29,281	1,474,006

		2,429,487

Electric Utilities 1.9%
FirstEnergy Corp.	36,643	1,368,249
PPL Corp.	89,765	2,716,289

		4,084,538

Electrical Equipment 1.1%
Emerson Electric Co.	43,492	2,372,054

Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	186,993	2,660,910

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 4.8%
Halliburton Co.	101,842	$4,248,848
Noble Corp.	27,384	1,029,091
Weatherford International Ltd.*	362,755	4,969,743

		10,247,682

Food & Staples Retailing 1.8%
CVS Caremark Corp.	58,818	3,363,213
Wal-Mart Stores, Inc.	6,812	507,426

		3,870,639

Food Products 3.2%
Archer-Daniels-Midland Co.	46,075	1,562,403
Mondelez International, Inc., Class A	66,159	1,887,517
Tyson Foods, Inc., Class A	54,168	1,391,034
Unilever NV, NYRS-NL	49,077	1,929,217

		6,770,171

Health Care Providers & Services 3.9%
Cardinal Health, Inc.	36,720	1,733,184
UnitedHealth Group, Inc.	63,207	4,138,794
WellPoint, Inc.	30,853	2,525,010

		8,396,988

Hotels, Restaurants & Leisure 0.9%
Carnival Corp.	57,285	1,964,303

Household Durables 0.5%
Newell Rubbermaid, Inc.	40,130	1,053,412

Household Products 0.3%
Procter & Gamble Co. (The)	7,426	571,728

Industrial Conglomerates 2.0%
General Electric Co.	186,308	4,320,483

Insurance 4.2%
Aflac, Inc.	19,736	1,147,056
Allstate Corp. (The)	84,101	4,046,940
MetLife, Inc.	60,780	2,781,293
Travelers Cos., Inc. (The)	13,086	1,045,833

		9,021,122

Internet Software & Services 2.7%
eBay, Inc.*	61,079	3,159,006
Yahoo!, Inc.*	106,905	2,684,384

		5,843,390

Machinery 1.5%
Ingersoll-Rand PLC	59,325	3,293,724

Media 8.8%
Comcast Corp., Class A	81,481	3,412,424
News Corp., Class B	111,249	3,651,192

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund) (Continued)

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Time Warner Cable, Inc.	45,046	$5,066,774
Time Warner, Inc.	25,257	1,460,360
Viacom, Inc., Class B	75,531	5,139,885

		18,730,635

Metals & Mining 0.9%
Alcoa, Inc.	234,567	1,834,314

Multiline Retail 1.5%
Kohl’s Corp.	30,512	1,541,161
Target Corp.	25,747	1,772,939

		3,314,100

Oil, Gas & Consumable Fuels 9.3%
BP PLC, ADR-UK	100,546	4,196,790
Chevron Corp.	22,994	2,721,110
Murphy Oil Corp.	52,264	3,182,355
Occidental Petroleum Corp.	30,264	2,700,457
QEP Resources, Inc.	83,299	2,314,046
Royal Dutch Shell PLC, ADR-NL	46,685	2,978,503
Suncor Energy, Inc.	62,168	1,833,334

		19,926,595

Paper & Forest Products 1.2%
International Paper Co.	59,376	2,630,951

Pharmaceuticals 10.1%
Bristol-Myers Squibb Co.	73,013	3,262,951
GlaxoSmithKline PLC, ADR-UK	43,825	2,189,935
Merck & Co., Inc.	101,295	4,705,153
Novartis AG REG	38,074	2,696,802
Pfizer, Inc.	136,132	3,813,057
Roche Holding AG, ADR-CH	32,327	1,999,910
Sanofi, ADR-FR	59,300	3,054,543

		21,722,351

Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	50,776	1,229,795

Software 2.5%
Microsoft Corp.	152,325	5,259,782

Specialty Retail 1.1%
Lowe’s Cos., Inc.	20,601	842,581
Staples, Inc.	95,117	1,508,556

		2,351,137

Wireless Telecommunication Services 0.8%
Vodafone Group PLC, ADR-UK	60,804	1,747,507

Total Common Stocks (cost $154,138,901)		205,483,496

Mutual Fund 3.8%

	Shares	Market Value

Money Market Fund 3.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (a)	8,032,343	$8,032,343

Total Mutual Fund (cost $8,032,343)		8,032,343

Total Investments (cost $162,171,244) (b) — 99.7%		213,515,839

Other assets in excess of liabilities — 0.3%		602,405

NET ASSETS — 100.0%		$214,118,244

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

FR	France

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

UK	United Kingdom

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund) (Continued)

At June 30, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Citibank NA	7/15/13	(836,415)	$(1,309,362)	$(1,272,029)	$37,333
British Pound	State Street Bank and Trust	7/15/13	(808,022)	(1,265,144)	(1,228,848)	36,296
British Pound	Bank of New York	7/15/13	(1,194,879)	(1,870,511)	(1,817,185)	53,326
British Pound	Canadian Imperial Bank of Commerce	7/15/13	(1,613,087)	(2,525,035)	(2,453,201)	71,834
Euro	State Street Bank and Trust	7/15/13	(987,040)	(1,317,570)	(1,284,844)	32,726
Euro	Canadian Imperial Bank of Commerce	7/15/13	(1,547,560)	(2,065,479)	(2,014,481)	50,998
Euro	Bank of New York	7/15/13	(1,202,330)	(1,604,834)	(1,565,090)	39,744
Euro	Citibank NA	7/15/13	(1,488,030)	(1,986,029)	(1,936,989)	49,040
Swiss Franc	Bank of New York	7/15/13	(1,244,938)	(1,355,285)	(1,318,172)	37,113
Swiss Franc	State Street Bank and Trust	7/15/13	(1,377,259)	(1,499,988)	(1,458,277)	41,711
Swiss Franc	Citibank NA	7/15/13	(889,242)	(967,962)	(941,552)	26,410

Total Short Contracts				$(17,767,199)	$(17,290,668)	$476,531

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)
Assets:
Investments, at value (cost $162,171,244)	$213,515,839
Cash	49,432
Foreign currencies, at value (cost $120)	118
Dividends receivable	363,817
Receivable for investments sold	529,494
Receivable for capital shares issued	46,673
Reclaims receivable	15,161
Unrealized appreciation on forward foreign currency contracts (Note 2)	476,531
Prepaid expenses	1,618

Total Assets	214,998,683

Liabilities:
Payable for investments purchased	376,732
Payable for capital shares redeemed	281,906
Accrued expenses and other payables:
Investment advisory fees	120,945
Fund administration fees	10,528
Distribution fees	31,122
Administrative servicing fees	32,308
Accounting and transfer agent fees	488
Trustee fees	60
Custodian fees	1,226
Compliance program costs (Note 3)	169
Professional fees	11,766
Printing fees	12,945
Other	244

Total Liabilities	880,439

Net Assets	$214,118,244

Represented by:
Capital	$231,377,350
Accumulated undistributed net investment income	1,565,314
Accumulated net realized losses from investment, forward and foreign currency transactions	(70,645,796)
Net unrealized appreciation/(depreciation) from investments	51,344,595
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	476,531
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	250

Net Assets	$214,118,244

Net Assets:
Class I Shares	$43,244,570
Class II Shares	151,294,770
Class IV Shares	19,578,904

Total	$214,118,244

10

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,226,474
Class II Shares	11,359,542
Class IV Shares	1,460,505

Total	16,046,521

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.40
Class II Shares	$13.32
Class IV Shares	$13.41

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)
INVESTMENT INCOME:
Dividend income	$2,378,925
Foreign tax withholding	(11,522)

Total Income	2,367,403

EXPENSES:
Investment advisory fees	697,791
Fund administration fees	62,596
Distribution fees Class II Shares	179,840
Administrative servicing fees Class I Shares	29,936
Administrative servicing fees Class II Shares	107,905
Administrative servicing fees Class IV Shares	14,606
Professional fees	12,822
Printing fees	13,080
Trustee fees	4,129
Custodian fees	3,774
Accounting and transfer agent fees	734
Compliance program costs (Note 3)	351
Other	6,020

Total expenses before earnings credit	1,133,584

Earnings credit (Note 4)	(11)

Net Expenses	1,133,573

NET INVESTMENT INCOME	1,233,830

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	7,246,842
Net realized losses from forward and foreign currency transactions (Note 2)	(179,364)

Net realized gains from investment, forward and foreign currency transactions	7,067,478

Net change in unrealized appreciation/(depreciation) from investments	22,791,583
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	776,889
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	249

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	23,568,721

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	30,636,199

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$31,870,029

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$1,233,830	$2,568,618
Net realized gains from investment, forward and foreign currency transactions	7,067,478	13,674,187
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	23,568,721	15,060,689

Change in net assets resulting from operations	31,870,029	31,303,494

Distributions to Shareholders From:
Net investment income:
Class I	–	(446,468)
Class II	–	(1,320,290)
Class IV	–	(223,576)

Change in net assets from shareholder distributions	–	(1,990,334)

Change in net assets from capital transactions	(6,184,018)	(23,839,875)

Change in net assets	25,686,011	5,473,285

Net Assets:
Beginning of period	188,432,233	182,958,948

End of period	$214,118,244	$188,432,233

Accumulated undistributed net investment income at end of period	$1,565,314	$331,484

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,511,900	$2,634,191
Dividends reinvested	–	446,468
Cost of shares redeemed	(3,098,440)	(8,723,595)

Total Class I Shares	413,460	(5,642,936)

Class II Shares
Proceeds from shares issued	5,770,253	4,472,609
Dividends reinvested	–	1,320,290
Cost of shares redeemed	(10,585,104)	(21,442,625)

Total Class II Shares	(4,814,851)	(15,649,726)

Class IV Shares
Proceeds from shares issued	477,159	410,840
Dividends reinvested	–	223,576
Cost of shares redeemed	(2,259,786)	(3,181,629)

Total Class IV Shares	(1,782,627)	(2,547,213)

Change in net assets from capital transactions	$(6,184,018)	$(23,839,875)

13

Statements of Changes in Net Assets (Continued)

	Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	274,410	240,503
Reinvested	–	39,666
Redeemed	(249,579)	(804,372)

Total Class I Shares	24,831	(524,203)

Class II Shares
Issued	448,719	418,454
Reinvested	–	117,843
Redeemed	(849,380)	(2,023,644)

Total Class II Shares	(400,661)	(1,487,347)

Class IV Shares
Issued	37,522	37,665
Reinvested	–	19,864
Redeemed	(176,523)	(295,174)

Total Class IV Shares	(139,001)	(237,645)

Total change in shares	(514,831)	(2,249,195)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)	Portfolio Turnover(c)
Class I Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$11.42	0.09	1.89	1.98	–	–	–	$13.40	17.34%	$43,244,570	0.94%	1.39%	0.94%	4.17%
Year Ended December 31, 2012(d)	$9.76	0.17	1.63	1.80	(0.14)	–	(0.14)	$11.42	18.46%	$36,558,677	0.94%	1.55%	0.94%	14.32%
Year Ended December 31, 2011(d)	$10.13	0.14	(0.37)	(0.23)	(0.14)	–	(0.14)	$9.76	(2.32)%	$36,364,938	0.96%	1.39%	0.96%	25.55%
Year Ended December 31, 2010(d)	$8.88	0.11	1.28	1.39	(0.14)	–	(0.14)	$10.13	15.77%	$42,365,519	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009(d)	$6.99	0.11	1.86	1.97	(0.08)	–	(0.08)	$8.88	28.55%	$43,338,047	0.96%	1.52%	0.96%	36.39%
Year Ended December 31, 2008	$11.50	0.20	(4.38)	(4.18)	(0.19)	(0.14)	(0.33)	$6.99	(36.99)%	$44,542,409	0.94%	2.03%	0.94%	44.30%

Class II Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$11.36	0.07	1.89	1.96	–	–	–	$13.32	17.25%	$151,294,770	1.19%	1.14%	1.19%	4.17%
Year Ended December 31, 2012(d)	$9.71	0.14	1.62	1.76	(0.11)	–	(0.11)	$11.36	18.17%	$133,606,077	1.19%	1.30%	1.19%	14.32%
Year Ended December 31, 2011(d)	$10.08	0.12	(0.38)	(0.26)	(0.11)	–	(0.11)	$9.71	(2.55)%	$128,660,247	1.18%	1.19%	1.18%	25.55%
Year Ended December 31, 2010(d)	$8.84	0.09	1.27	1.36	(0.12)	–	(0.12)	$10.08	15.45%	$125,809,524	1.22%	0.97%	1.22%	34.99%
Year Ended December 31, 2009(d)	$6.96	0.09	1.86	1.95	(0.07)	–	(0.07)	$8.84	28.27%	$85,611,402	1.24%	1.30%	1.24%	36.39%
Year Ended December 31, 2008	$11.45	0.16	(4.35)	(4.19)	(0.16)	(0.14)	(0.30)	$6.96	(37.22)%	$86,316,563	1.28%	1.68%	1.28%	44.30%

Class IV Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$11.42	0.09	1.90	1.99	–	–	–	$13.41	17.43%	$19,578,904	0.94%	1.39%	0.94%	4.17%
Year Ended December 31, 2012(d)	$9.76	0.17	1.63	1.80	(0.14)	–	(0.14)	$11.42	18.47%	$18,267,479	0.94%	1.55%	0.94%	14.32%
Year Ended December 31, 2011(d)	$10.13	0.14	(0.37)	(0.23)	(0.14)	–	(0.14)	$9.76	(2.32)%	$17,933,763	0.95%	1.40%	0.95%	25.55%
Year Ended December 31, 2010(d)	$8.89	0.11	1.27	1.38	(0.14)	–	(0.14)	$10.13	15.64%	$20,517,897	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009(d)	$6.99	0.11	1.87	1.98	(0.08)	–	(0.08)	$8.89	28.69%	$21,235,639	0.96%	1.56%	0.96%	36.39%
Year Ended December 31, 2008	$11.50	0.20	(4.37)	(4.17)	(0.20)	(0.14)	(0.34)	$6.99	(36.96)%	$27,221,697	0.90%	2.07%	0.90%	44.30%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund) (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,944,124	$—	$—	$2,944,124
Auto Components	1,960,540	—	—	1,960,540
Automobiles	4,548,647	—	—	4,548,647
Capital Markets	11,494,881	—	—	11,494,881
Commercial Banks	12,002,889	—	—	12,002,889
Communications Equipment	2,562,104	—	—	2,562,104
Computers & Peripherals	4,896,115	—	—	4,896,115
Diversified Financial Services	19,426,398	—	—	19,426,398
Diversified Telecommunication Services	2,429,487	—	—	2,429,487
Electric Utilities	4,084,538	—	—	4,084,538
Electrical Equipment	2,372,054	—	—	2,372,054
Electronic Equipment, Instruments & Components	2,660,910	—	—	2,660,910
Energy Equipment & Services	10,247,682	—	—	10,247,682
Food & Staples Retailing	3,870,639	—	—	3,870,639
Food Products	6,770,171	—	—	6,770,171
Health Care Providers & Services	8,396,988	—	—	8,396,988
Hotels, Restaurants & Leisure	1,964,303	—	—	1,964,303
Household Durables	1,053,412	—	—	1,053,412
Household Products	571,728	—	—	571,728
Industrial Conglomerates	4,320,483	—	—	4,320,483
Insurance	9,021,122	—	—	9,021,122
Internet Software & Services	5,843,390	—	—	5,843,390
Machinery	3,293,724	—	—	3,293,724
Media	18,730,635	—	—	18,730,635
Metals & Mining	1,834,314	—	—	1,834,314
Multiline Retail	3,314,100	—	—	3,314,100
Oil, Gas & Consumable Fuels	19,926,595	—	—	19,926,595
Paper & Forest Products	2,630,951	—	—	2,630,951
Pharmaceuticals	19,025,549	2,696,802	—	21,722,351
Semiconductors & Semiconductor Equipment	1,229,795	—	—	1,229,795
Software	5,259,782	—	—	5,259,782
Specialty Retail	2,351,137	—	—	2,351,137
Wireless Telecommunication Services	1,747,507	—	—	1,747,507
Total Common Stocks	$202,786,694	$2,696,802	$—	$205,483,496
Forward Foreign Currency Contracts	—	476,531	—	476,531
Mutual Fund	8,032,343	—	—	8,032,343
Total	$210,819,037	$3,173,333	$—	$213,992,370

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$476,531
Total		$476,531

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts Currency risk	$(177,915)
Total	$(177,915)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency risk	$776,889
Total	$776,889

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2013.

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(d)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11, as amended by ASU No. 2013-01 clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information will enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (forward foreign currency contracts). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$ 476,531	$—	$ 476,531
Total	$ 476,531	$—	$ 476,531

Amounts designated as “—” are zero or have been rounded to zero.

Financial Assets, Derivative Assets and Collateral Held by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Bank of New York	$130,183	$—	$—	$130,183
Canadian Imperial Bank of Commerce	122,832	—	—	122,832
Citibank NA	112,783	—	—	112,783
State Street Bank and Trust	110,733	—	—	110,733
Total	$476,531	$—	$—	$476,531

Amounts designated as “—” are zero or have been rounded to zero.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Invesco Advisers, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $62,596 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $351.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2013, NFS received $152,447 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $8,207,837 and sales of $17,330,215 (excluding short-term securities).

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $2,902 of brokerage commissions.

8.  Federal Tax Information

As of June 30, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$167,917,974	$50,265,579	$(4,667,714)	$45,597,865

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

25

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Class II shares of the Fund had achieved a level of total return performance above the median of the Fund’s peers for the three-year period ended September 30, 2012. While the Trustees noted that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were above the respective medians of the Fund’s expense group, the Trustees considered that both the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) were within five basis points of the expense group medians, and that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was within three basis points of the Fund’s subadvised expense group’s (a group of peer funds selected by management with disclosed subadvisory agreements) total expense ratio (excluding 12b-1/non-12b-1 fees) median.

26

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

27

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty chemicals) from
				2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

31

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32

Loring Ward NVIT Capital Appreciation Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

18	Supplemental Information

19	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-LW-CAP (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The Loring Ward NVIT Capital Appreciation Fund and Loring Ward NVIT Moderate Fund are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Loring Ward NVIT Capital Appreciation Fund and Loring Ward NVIT Moderate Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio.

Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, and (v) real estate investment trusts (REITs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

2

Important Disclosures (Continued)

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	Loring Ward NVIT Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 8, 2013 (commencement of operations)) and continued to hold your shares at the end of the reporting period June 30, 2013.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 8, 2013 (commencement of operations) through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 8, 2013 (commencement of operations) through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

Loring Ward NVIT Capital Appreciation Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class II Shares	Actual[b]	1,000.00	1,050.00	3.27	0.67
	Hypothetical[c,d]	1,000.00	1,021.47	3.36	0.67
Class P Shares	Actual[b]	1,000.00	1,052.00	2.84	0.58
	Hypothetical[c,d]	1,000.00	1,021.92	2.91	0.58

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from January 8, 2013 through June 30, 2013 to reflect the period from commencement of operations.

[c]

Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[d]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	Loring Ward NVIT Capital Appreciation Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	85.5%
Fixed Income Funds	12.3%
Money Market Fund	1.9%
Other assets in excess of liabilities	0.3%

100.0%

Top Holdings ††
DFA U.S. Core Equity 1 Portfolio	22.2%
DFA VA International Value Portfolio	17.0%
DFA VA U.S. Large Value Portfolio	16.2%
DFA U.S. Small Cap Portfolio	10.8%
DFA VA International Small Portfolio	8.7%
DFA VA Global Bond Portfolio	6.6%
DFA Emerging Markets Core Equity Portfolio	6.0%
DFA VA Short-Term Fixed Portfolio	5.7%
DFA Real Estate Securities Portfolio	4.9%
NVIT Money Market Fund, Class Y	1.9%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Mutual Funds 99.7%

	Shares	Market Value

Equity Funds 85.5%
DFA Emerging Markets Core Equity Portfolio	4,107	$75,242
DFA Real Estate Securities Portfolio	2,234	61,670
DFA U.S. Core Equity 1 Portfolio	19,701	279,353
DFA U.S. Small Cap Portfolio	5,104	135,253
DFA VA International Small Portfolio	10,336	109,360
DFA VA International Value Portfolio	19,081	214,285
DFA VA U.S. Large Value Portfolio	10,037	203,148

Total Equity Funds (cost $1,023,657)		1,078,311

Fixed Income Funds 12.3%
DFA VA Global Bond Portfolio	7,726	83,128
DFA VA Short-Term Fixed Portfolio	7,046	71,942

Total Fixed Income Funds (cost $155,907)		155,070

Money Market Fund 1.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	23,775	23,775

Total Money Market Fund (cost $23,775)		23,775

Total Mutual Funds (cost $1,203,339)		1,257,156

Total Investments (cost $1,203,339) (c) — 99.7%		1,257,156

Other assets in excess of liabilities — 0.3%		3,348

NET ASSETS — 100.0%		$1,260,504

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2013.

(b)	Investment in affiliate.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund
Assets:
Investment in affiliate, at value (cost $23,775)	$23,775
Investments in non-affiliates, at value (cost $1,179,564)	1,233,381

Total Investments	1,257,156

Receivable for investments sold	7
Receivable for investment advisory fees	8,206
Prepaid organization and offering costs	6,651
Prepaid expenses	8

Total Assets	1,272,028

Liabilities:
Payable for capital shares redeemed	7
Accrued expenses and other payables:
Fund administration fees	3,294
Distribution fees	260
Administrative servicing fees	1
Accounting and transfer agent fees	32
Trustee fees	10
Custodian fees	47
Compliance program costs (Note 3)	30
Professional fees	6,327
Printing fees	195
Other	1,321

Total Liabilities	11,524

Net Assets	$1,260,504

Represented by:
Capital	$1,204,946
Accumulated undistributed net investment income	55
Accumulated net realized gains from non-affiliated investments	1,686
Net unrealized appreciation/(depreciation) from investments in affiliate and non-affiliates	53,817

Net Assets	$1,260,504

Net Assets:
Class II Shares	$208,304
Class P Shares	1,052,200

Total	$1,260,504

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	19,831
Class P Shares	100,002

Total	119,833

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.50
Class P Shares	$10.52

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Period Ended June 30, 2013 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund (a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$3,264

Total Income	3,264

EXPENSES:
Organization and offering costs	3,844
Investment advisory fees	1,308
Fund administration fees	9,622
Distribution fees Class II	126
Distribution fees Class P	1,236
Administrative servicing fees Class II	47
Professional fees	6,343
Printing fees	3,123
Trustee fees	32
Custodian fees	77
Accounting and transfer agent fees	47
Compliance program costs (Note 3)	31
Miscellaneous fee	1,444
Other	3

Total expenses before earnings credit and expenses reimbursed	27,283

Earnings credit (Note 5)	(30)
Expenses reimbursed by adviser (Note 3)	(24,044)

Net Expenses	3,209

NET INVESTMENT INCOME	55

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from non-affiliated investments	1,686
Net change in unrealized appreciation/(depreciation) from investments in affiliate and non-affiliates	53,817

Net realized/unrealized gains from affiliated and non-affiliated investments	55,503

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$55,558

(a)	For the period from January 8, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

9

Statement of Changes in Net Assets

Loring Ward NVIT Capital Appreciation Fund
Period Ended June 30, 2013 (a) (Unaudited)
Operations:
Net investment income	$55
Net realized gains from non-affiliated investments	1,686
Net change in unrealized appreciation/(depreciation) from investments in affiliate and non-affiliates	53,817

Change in net assets resulting from operations	55,558

Change in net assets from capital transactions	1,204,946

Change in net assets	1,260,504

Net Assets:
Beginning of period	–

End of period	$1,260,504

Accumulated undistributed net investment income at end of period	$55

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$229,238
Dividends reinvested	–
Cost of shares redeemed	(25,147)

Total Class II Shares	204,091

Class P Shares
Proceeds from shares issued	1,000,908
Dividends reinvested	–
Cost of shares redeemed	(53)

Total Class P Shares	1,000,855

Change in net assets from capital transactions	$1,204,946

SHARE TRANSACTIONS:
Class II Shares
Issued	22,262
Reinvested	–
Redeemed	(2,431)

Total Class II Shares	19,831

Class P Shares
Issued	100,007
Reinvested	–
Redeemed	(5)

Total Class P Shares	100,002

Total change in shares	119,833

(a)	For the period from January 8, 2013 (commencement of operations) through June 30, 2013.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Loring Ward NVIT Capital Appreciation Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Period Ended June 30, 2013(e)(f) (Unaudited)	$10.00	0.01	0.49	0.50	–	–	$10.50	5.00%	$208,304	0.67%	0.17%	5.84%	3.75%

Class P Shares
Period Ended June 30, 2013(e)(f) (Unaudited)	$10.00	–	0.52	0.52	–	–	$10.52	5.20%	$1,052,200	0.59%	(0.01)%	4.91%	3.75%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from January 8, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Loring Ward NVIT Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other funds sponsored by Dimensional Fund Advisors LP (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on January 8, 2013.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the period ended June 30, 2013, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.24%
$500 million and more	0.20

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.33% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended June 30, 2013 Amount	Total
$24,044	$24,044

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

During the period ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended June 30, 2013, NFM received $9,622 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2013, the Fund’s portion of such costs amounted to $31.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class P shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the period ended June 30, 2013, NFS received $47 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated underlying fund. The Fund’s transactions in the shares of the underlying fund during the period from January 8, 2013 (commencement of operations) through June 30, 2013 were as follows:

Affiliated Issuer	Market Value at January 7, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT Money Market Fund, Class Y	$—	$24,821	$1,046	$—	$—	$23,775

Amounts designated as “—” are zero or have been rounded to zero.

Further information about the affiliated underlying fund may be found in such underlying fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement. The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the period ended June 30, 2013, the Fund had purchases of $1,244,280 and sales of $42,627 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of the investment in the affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,203,424	$65,427	$(11,695)	$53,732

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

17

Supplemental Information

June 30, 2013 (Unaudited)

Approval of Advisory (and Sub-Advisory) Agreements

At the September 2012 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the Loring Ward NVIT Capital Appreciation Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with LWI Financial Inc. (“Loring Ward,” and, together with NFA, the “Advisers”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Advisers in advance of the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with NFA, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In considering the appointment of Loring Ward as sub-adviser to the Fund, the Trustees took into account Loring Ward’s management style and investment philosophy and process, including the practice of implementing asset allocation strategies through fund-of-fund investments in mutual funds managed by Dimensional Fund Advisors LP, which would be the case here. They considered information regarding Loring Ward’s historical investment performance, although, due to the customized nature of Loring Ward’s strategies generally, no comparable fund performance information was available. In evaluating the Advisory Agreements, the Trustees reviewed information provided by NFA, including the terms of the Subadvisory Agreement and fee arrangements, and the fact that NFA would pay Loring Ward out of its advisory fees. The Trustees noted that the proposed advisory fees were below the median of the fees paid by the peer funds presented to them. They also considered that NFA was proposing the implementation of breakpoints in the fee.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by the Advisers were consistent with the terms of the Advisory Agreements;

—	The prospects for satisfactory investment performance were reasonable;

—	The fees to be paid by the Fund to NFA and its affiliates appeared to be reasonable in light of the information provided; and

—	Profitability should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders and unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

18

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

19

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

20

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

21

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

22

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Loring Ward NVIT Moderate Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

18	Supplemental Information

19	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-LW-MOD (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The Loring Ward NVIT Capital Appreciation Fund and Loring Ward NVIT Moderate Fund are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Loring Ward NVIT Capital Appreciation Fund and Loring Ward NVIT Moderate Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio.

Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, and (v) real estate investment trusts (REITs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

2

Important Disclosures (Continued)

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	Loring Ward NVIT Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 8, 2013 (commencement of operations)) and continued to hold your shares at the end of the reporting period June 30, 2013.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 8, 2013 (commencement of operations) through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 8, 2013 (commencement of operations) through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

Loring Ward NVIT Moderate Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class II Shares	Actual[b]	1,000.00	1,045.00	3.20	0.66
	Hypothetical[c,d]	1,000.00	1,021.52	3.31	0.66
Class P Shares	Actual[b]	1,000.00	1,045.00	2.81	0.58
	Hypothetical[c,d]	1,000.00	1,021.92	2.91	0.58

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from January 8, 2013 through June 30, 2013 to reflect the period from commencement of operations.

[c]

Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[d]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary June 30, 2013 (Unaudited)	Loring Ward NVIT Moderate Fund

Asset Allocation †
Equity Funds	66.1%
Fixed Income Funds	31.8%
Money Market Fund	1.9%
Other assets in excess of liabilities	0.2%

100.0%

Top Holdings ††
DFA U.S. Core Equity 1 Portfolio	19.9%
DFA VA International Value Portfolio	16.4%
DFA Intermediate Government Fixed Income Portfolio	16.2%
DFA VA Short-Term Fixed Portfolio	15.6%
DFA VA U.S. Large Value Portfolio	12.7%
DFA VA International Small Portfolio	8.8%
DFA U.S. Small Cap Portfolio	8.5%
NVIT Money Market Fund, Class Y	1.9%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

Loring Ward NVIT Moderate Fund

Mutual Funds 99.8%

	Shares	Market Value

Equity Funds 66.1%
DFA U.S. Core Equity 1 Portfolio	28,232	$400,327
DFA U.S. Small Cap Portfolio	6,455	171,062
DFA VA International Small Portfolio	16,753	177,252
DFA VA International Value Portfolio	29,407	330,245
DFA VA U.S. Large Value Portfolio	12,655	256,129

Total Equity Funds (cost $1,300,538)		1,335,015

Fixed Income Funds 31.8%
DFA Intermediate Government Fixed Income Portfolio	26,175	326,406
DFA VA Short-Term Fixed Portfolio	30,864	315,125

Total Fixed Income Funds (cost $652,317)		641,531

Money Market Fund 1.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	39,265	39,265

Total Money Market Fund (cost $39,265)		39,265

Total Mutual Funds (cost $1,992,120)		2,015,811

Total Investments (cost $1,992,120) (c) — 99.8%		2,015,811

Other assets in excess of liabilities — 0.2%		3,144

NET ASSETS — 100.0%		$2,018,955

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2013.

(b)	Investment in affiliate.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Loring Ward NVIT Moderate Fund
Assets:
Investment in affiliate, at value (cost $39,265)	$39,265
Investments in non-affiliates, at value (cost $1,952,855)	1,976,546

Total Investments	2,015,811

Receivable for investments sold	54
Receivable for investment advisory fees	8,078
Prepaid organization and offering costs	6,651
Prepaid expenses	9

Total Assets	2,030,603

Liabilities:
Payable for capital shares redeemed	53
Accrued expenses and other payables:
Fund administration fees	3,304
Distribution fees	362
Administrative servicing fees	7
Accounting and transfer agent fees	33
Trustee fees	8
Custodian fees	47
Compliance program costs (Note 3)	29
Professional fees	6,326
Printing fees	155
Other	1,324

Total Liabilities	11,648

Net Assets	$2,018,955

Represented by:
Capital	$1,975,914
Accumulated undistributed net investment income	1,349
Accumulated net realized gains from non-affiliated investments	18,001
Net unrealized appreciation/(depreciation) from investments in affiliate and non-affiliates	23,691

Net Assets	$2,018,955

Net Assets:
Class II Shares	$982,516
Class P Shares	1,036,439

Total	$2,018,955

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	94,032
Class P Shares	99,211

Total	193,243

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.45
Class P Shares	$10.45

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Period Ended June 30, 2013 (Unaudited)

Loring Ward NVIT Moderate Fund(a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$5,085

Total Income	5,085

EXPENSES:
Organization and offering costs	3,844
Investment advisory fees	1,494
Fund administration fees	9,639
Distribution fees Class II	330
Distribution fees Class P	1,227
Administrative servicing fees Class II	115
Professional fees	6,343
Printing fees	3,123
Trustee fees	34
Custodian fees	76
Accounting and transfer agent fees	47
Compliance program costs (Note 3)	31
Other	1,448

Total expenses before earnings credit and expenses reimbursed	27,751

Earnings credit (Note 5)	(29)
Expenses reimbursed by adviser (Note 3)	(23,986)

Net Expenses	3,736

NET INVESTMENT INCOME	1,349

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from non-affiliated investments	18,001
Net change in unrealized appreciation/(depreciation) from investments in affiliate and non-affiliates	23,691

Net realized/unrealized gains from affiliated and non-affiliated investments	41,692

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$43,041

(a)	For the period from January 8, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

9

Statement of Changes in Net Assets

Loring Ward NVIT Moderate Fund
Period Ended June 30, 2013(a) (Unaudited)
Operations:
Net investment income	$1,349
Net realized gains from non-affiliated investments	18,001
Net change in unrealized appreciation/(depreciation) from investments in affiliate and non-affiliates	23,691

Change in net assets resulting from operations	43,041

Change in net assets from capital transactions	1,975,914

Change in net assets	2,018,955

Net Assets:
Beginning of period	–

End of period	$2,018,955

Accumulated undistributed net investment income at end of period	$1,349

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$1,501,742
Dividends reinvested	–
Cost of shares redeemed	(517,974)

Total Class II Shares	983,768

Class P Shares
Proceeds from shares issued	992,300
Dividends reinvested	–
Cost of shares redeemed	(154)

Total Class P Shares	992,146

Change in net assets from capital transactions	$1,975,914

SHARE TRANSACTIONS:
Class II Shares
Issued	144,039
Reinvested	–
Redeemed	(50,007)

Total Class II Shares	94,032

Class P Shares
Issued	99,215
Reinvested	–
Redeemed	(4)

Total Class P Shares	99,211

Total change in shares	193,243

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from January 8, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Loring Ward NVIT Moderate Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Period Ended June 30, 2013(e)(f) (Unaudited)	$10.00	0.04	0.41	0.45	–	–	$10.45	4.50%	$982,516	0.66%	0.72%	5.13%	40.94%

Class P Shares
Period Ended June 30, 2013(e)(f) (Unaudited)	$10.00	–	0.45	0.45	–	–	$10.45	4.50%	$1,036,439	0.58%	0.07%	4.25%	40.94%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from January 8, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Loring Ward NVIT Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other funds sponsored by Dimensional Fund Advisors LP (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on January 8, 2013.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the period ended June 30, 2013, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.24%
$500 million and more	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.33% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended June 30, 2013 Amount	Total
$23,986	$23,986

During the period ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended June 30, 2013, NFM received $9,639 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2013, the Fund’s portion of such costs amounted to $31.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class P shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $115 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated underlying fund. The Fund’s transactions in the shares of the underlying fund during the period from January 8, 2013 (commencement of operations) through June 30, 2013 were as follows:

Affiliated Issuer	Market Value at January 7, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT Money Market Fund, Class Y	$—	$50,176	$10,911	$—	$—	$39,265

Amounts designated as “—” are zero or have been rounded to zero.

Further information about the affiliated underlying fund may be found in such underlying fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement. The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the period ended June 30, 2013, the Fund had purchases of $2,513,897 and sales of $539,777 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of the investment in the affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,992,485	$41,941	$(18,615)	$23,326

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

17

Supplemental Information

June 30, 2013 (Unaudited)

Approval of Advisory (and Sub-Advisory) Agreements

At the September 2012 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the Loring Ward NVIT Moderate Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with LWI Financial Inc. (“Loring Ward,” and, together with NFA, the “Advisers”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Advisers in advance of the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with NFA, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In considering the appointment of Loring Ward as sub-adviser to the Fund, the Trustees took into account Loring Ward’s management style and investment philosophy and process, including the practice of implementing asset allocation strategies through fund-of-fund investments in mutual funds managed by Dimensional Fund Advisors LP, which would be the case here. They considered information regarding Loring Ward’s historical investment performance, although, due to the customized nature of Loring Ward’s strategies generally, no comparable fund performance information was available. In evaluating the Advisory Agreements, the Trustees reviewed information provided by NFA, including the terms of the Subadvisory Agreement and fee arrangements, and the fact that NFA would pay Loring Ward out of its advisory fees. The Trustees noted that the proposed advisory fees were below the median of the fees paid by the peer funds presented to them. They also considered that NFA was proposing the implementation of breakpoints in the fee.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by the Advisers were consistent with the terms of the Advisory Agreements;

—	The prospects for satisfactory investment performance were reasonable;

—	The fees to be paid by the Fund to NFA and its affiliates appeared to be reasonable in light of the information provided; and

—	Profitability should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders and unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

18

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

19

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

20

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

21

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

22

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Neuberger Berman NVIT Multi Cap Opportunities Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCO (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	Neuberger Berman NVIT Multi Cap Opportunities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

Neuberger Berman NVIT Multi Cap Opportunities Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,177.50	4.54	0.84
	Hypothetical	[b]	1,000.00	1,020.63	4.21	0.84
Class II Shares	Actual		1,000.00	1,176.30	5.07	0.94
	Hypothetical	[b]	1,000.00	1,020.13	4.71	0.94

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary June 30, 2013 (Unaudited)	Neuberger Berman NVIT Multi Cap Opportunities Fund

Asset Allocation †
Common Stocks	99.8%
Mutual Fund	0.2%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Industries †††
Health Care Providers & Services	7.7%
Food Products	7.6%
Oil, Gas & Consumable Fuels	6.5%
Aerospace & Defense	6.3%
Hotels, Restaurants & Leisure	5.2%
Electrical Equipment	4.7%
Chemicals	4.1%
Diversified Financial Services	4.0%
Insurance	4.0%
Specialty Retail	3.6%
Other Industries	46.3%

100.0%

Top Holdings †††
Boeing Co. (The)	4.6%
JPMorgan Chase & Co.	4.0%
Berkshire Hathaway, Inc., Class B	4.0%
Bed Bath & Beyond, Inc.	3.6%
Range Resources Corp.	3.4%
3M Co.	3.4%
CSX Corp.	3.4%
Schlumberger Ltd.	3.3%
Hyatt Hotels Corp., Class A	3.3%
Procter & Gamble Co. (The)	3.3%
Other Holdings	63.7%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.8%

	Shares	Market Value

Aerospace & Defense 6.3%
Boeing Co. (The)	100,000	$10,244,000
Raytheon Co.	60,000	3,967,200

		14,211,200

Chemicals 4.1%
Methanex Corp.	100,000	4,279,000
Scotts Miracle-Gro Co. (The), Class A	100,000	4,831,000

		9,110,000

Commercial Services & Supplies 0.3%
Knoll, Inc.	50,000	710,500

Computers & Peripherals 2.5%
Apple, Inc.	14,000	5,545,120

Containers & Packaging 3.2%
Sealed Air Corp.	300,000	7,185,000

Diversified Financial Services 4.0%
JPMorgan Chase & Co.	170,000	8,974,300

Electrical Equipment 4.7%
ABB Ltd., ADR-CH*	300,000	6,498,000
Rockwell Automation, Inc.	50,000	4,157,000

		10,655,000

Energy Equipment & Services 3.3%
Schlumberger Ltd.	105,000	7,524,300

Food Products 7.6%
ConAgra Foods, Inc.	205,000	7,160,650
Kraft Foods Group, Inc.	100,000	5,587,000
Mondelez International, Inc., Class A	155,000	4,422,150

		17,169,800

Gas Utilities 3.1%
National Fuel Gas Co.	120,000	6,954,000

Health Care Equipment & Supplies 2.4%
Hill-Rom Holdings, Inc.	160,000	5,388,800

Health Care Providers & Services 7.7%
Cardinal Health, Inc.	140,000	6,608,000
HCA Holdings, Inc.	180,000	6,490,800
Henry Schein, Inc.*	45,000	4,308,750

		17,407,550

Hotels, Restaurants & Leisure 5.2%
Darden Restaurants, Inc.	85,000	4,290,800
Hyatt Hotels Corp., Class A*	185,000	7,466,600

		11,757,400

Household Products 3.3%
Procter & Gamble Co. (The)	95,000	7,314,050

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates 3.4%
3M Co.	70,000	$7,654,500

Insurance 4.0%
Berkshire Hathaway, Inc., Class B*	80,000	8,953,600

Leisure Equipment & Products 3.2%
Mattel, Inc.	160,000	7,249,600

Media 3.2%
Omnicom Group, Inc.	115,000	7,230,050

Metals & Mining 2.0%
Carpenter Technology Corp.	100,000	4,507,000

Oil, Gas & Consumable Fuels 6.6%
Cenovus Energy, Inc.	245,000	6,987,400
Range Resources Corp.	100,000	7,732,000

		14,719,400

Pharmaceuticals 3.2%
Pfizer, Inc.	260,000	7,282,600

Professional Services 3.1%
Nielsen Holdings NV	205,000	6,885,950

Road & Rail 3.4%
CSX Corp.	330,000	7,652,700

Software 3.2%
Activision Blizzard, Inc.	500,000	7,130,000

Specialty Retail 3.6%
Bed Bath & Beyond, Inc.*	115,000	8,153,500

Textiles, Apparel & Luxury Goods 3.2%
Hanesbrands, Inc.	140,000	7,198,800

Total Common Stocks (cost $200,978,213)		224,524,720

Mutual Fund 0.2%
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund —Institutional Class, 0.12% (a)	343,512	343,512

Total Mutual Fund (cost $343,512)		343,512

Total Investments (cost $201,321,725) (b) — 100.0%		224,868,232

Liabilities in excess of other assets — 0.0% †		(58,787)

NET ASSETS — 100.0%		$224,809,445

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

ADR	American Depositary Receipt
CH	Switzerland
Ltd.	Limited
NV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
Assets:
Investments, at value (cost $201,321,725)	$224,868,232
Cash	28,688
Dividends receivable	236,248
Receivable for investments sold	1,682,261
Receivable for capital shares issued	66,615
Reclaims receivable	8,528
Prepaid expenses	1,774

Total Assets	226,892,346

Liabilities:
Payable for investments purchased	1,689,824
Payable for capital shares redeemed	211,511
Accrued expenses and other payables:
Investment advisory fees	113,067
Fund administration fees	10,631
Distribution fees	7,061
Administrative servicing fees	22,053
Accounting and transfer agent fees	303
Trustee fees	69
Custodian fees	1,107
Compliance program costs (Note 3)	181
Professional fees	11,806
Printing fees	8,591
Other	6,697

Total Liabilities	2,082,901

Net Assets	$224,809,445

Represented by:
Capital	$164,834,172
Accumulated undistributed net investment income	1,454,965
Accumulated net realized gains from investment transactions	34,973,801
Net unrealized appreciation/(depreciation) from investments	23,546,507

Net Assets	$224,809,445

Net Assets:
Class I Shares	$192,140,063
Class II Shares	32,669,382

Total	$224,809,445

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	19,572,398
Class II Shares	3,355,833

Total	22,928,231

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.82
Class II Shares	$9.74

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
INVESTMENT INCOME:
Dividend income	$2,280,138
Foreign tax withholding	(24,607)

Total Income	2,255,531

EXPENSES:
Investment advisory fees	657,416
Fund administration fees	63,339
Distribution fees Class II Shares	37,650
Administrative servicing fees Class I Shares	141,765
Professional fees	13,022
Printing fees	12,499
Trustee fees	3,845
Custodian fees	3,780
Accounting and transfer agent fees	972
Compliance program costs (Note 3)	381
Other	3,921

Total expenses before earnings credit	938,590

Earnings credit (Note 4)	(28)

Net Expenses	938,562

NET INVESTMENT INCOME	1,316,969

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	28,072,581
Net change in unrealized appreciation/(depreciation) from investments	4,963,526

Net realized/unrealized gains from investments	33,036,107

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$34,353,076

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$1,316,969	$2,850,804
Net realized gains from investment transactions	28,072,581	7,709,757
Net change in unrealized appreciation/(depreciation) from investments	4,963,526	20,330,698

Change in net assets resulting from operations	34,353,076	30,891,259

Distributions to Shareholders From:
Net investment income:
Class I	–	(2,437,890)
Class II	–	(320,517)
Net realized gains:
Class I	–	(12,231,829)
Class II	–	(1,695,119)

Change in net assets from shareholder distributions	–	(16,685,355)

Change in net assets from capital transactions	(4,830,102)	(17,686,267)

Change in net assets	29,522,974	(3,480,363)

Net Assets:
Beginning of period	195,286,471	198,766,834

End of period	$224,809,445	$195,286,471

Accumulated undistributed net investment income at end of period	$1,454,965	$137,996

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,671,091	$1,535,964
Dividends reinvested	–	14,669,719
Cost of shares redeemed	(13,619,017)	(32,687,879)

Total Class I Shares	(8,947,926)	(16,482,196)

Class II Shares
Proceeds from shares issued	10,028,854	3,604,652
Dividends reinvested	–	2,015,636
Cost of shares redeemed	(5,911,030)	(6,824,359)

Total Class II Shares	4,117,824	(1,204,071)

Change in net assets from capital transactions	$(4,830,102)	$(17,686,267)

11

Statements of Changes in Net Assets (Continued)

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	497,121	187,450
Reinvested	–	1,811,134
Redeemed	(1,435,818)	(3,955,823)

Total Class I Shares	(938,697)	(1,957,239)

Class II Shares
Issued	1,054,458	440,786
Reinvested	–	251,035
Redeemed	(618,102)	(835,209)

Total Class II Shares	436,356	(143,388)

Total change in shares	(502,341)	(2,100,627)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$8.34	0.06	1.42	1.48	–	–	–	$9.82	17.75%	$192,140,063	0.84%	1.21%	0.84%	89.54%
Year Ended December 31, 2012(e)	$7.79	0.12	1.17	1.29	(0.12)	(0.62)	(0.74)	$8.34	16.94%	$171,120,656	0.85%	1.47%	0.85%	125.03%
Year Ended December 31, 2011(e)	$8.95	0.05	(1.09)	(1.04)	(0.05)	(0.07)	(0.12)	$7.79	(11.62)%	$175,068,378	0.83%	0.59%	0.83%	102.26%
Year Ended December 31, 2010(e)	$8.45	0.02	1.28	1.30	(0.02)	(0.78)	(0.80)	$8.95	15.61%	$235,348,957	0.87%	0.21%	0.87%	41.75%
Year Ended December 31, 2009(e)	$5.54	0.02	2.92	2.94	(0.01)	(0.02)	(0.03)	$8.45	52.96%	$250,604,126	0.86%	0.21%	0.86%	85.68%
Period Ended December 31, 2008(e)(f)	$10.00	0.05	(4.51)	(4.46)	–	–	–	$5.54	(44.70)%	$750,526	0.78%	0.84%	1.93%	25.43%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$8.28	0.05	1.41	1.46	–	–	–	$9.74	17.63%	$32,669,382	0.94%	1.14%	0.94%	89.54%
Year Ended December 31, 2012(e)	$7.74	0.11	1.16	1.27	(0.11)	(0.62)	(0.73)	$8.28	16.84%	$24,165,815	0.95%	1.38%	0.95%	125.03%
Year Ended December 31, 2011(e)	$8.89	0.05	(1.09)	(1.04)	(0.04)	(0.07)	(0.11)	$7.74	(11.66)%	$23,698,456	0.93%	0.53%	0.93%	102.26%
Year Ended December 31, 2010(e)	$8.41	0.01	1.26	1.27	(0.01)	(0.78)	(0.79)	$8.89	15.39%	$18,627,250	0.97%	0.13%	0.97%	41.75%
Year Ended December 31, 2009(e)	$5.51	0.01	2.91	2.92	–	(0.02)	(0.02)	$8.41	52.96%	$11,540,412	1.00%	0.11%	1.05%	85.68%
Period Ended December 31, 2008(e)(f)	$10.00	0.04	(4.53)	(4.49)	–	–	–	$5.51	(44.90)%	$865,810	1.10%	0.68%	2.30%	25.43%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”). Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each six months as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.60%
$1 billion and more	0.55%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $63,339 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $381.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2013, NFS received $141,765 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $197,883,561 and sales of $193,500,781 (excluding short-term securities).

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $9,987 of brokerage commissions.

8.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$201,522,829	$25,808,693	$(2,463,290)	$23,345,403

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

19

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees considered that the Fund had underperformed its peers and its benchmark in recent periods. They noted that the portfolio management team at the Fund’s Sub-Adviser had been changed at the end of 2011, but that the Fund had continued to underperform and the portfolio management team has a large-cap style bias. They noted that management continues to be confident in

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

the Sub-Adviser, and is working with the Sub-Adviser to identify a new portfolio management team that might be better suited to the management of a multi-cap portfolio.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

21

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

22

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26

Neuberger Berman NVIT Socially Responsible Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SR (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	Neuberger Berman NVIT Socially Responsible Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

Neuberger Berman NVIT Socially Responsible Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,177.20	4.32	0.80
	Hypothetical	[b]	1,000.00	1,020.83	4.01	0.80
Class II Shares	Actual		1,000.00	1,176.30	4.80	0.89
	Hypothetical	[b]	1,000.00	1,020.38	4.46	0.89

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	Neuberger Berman NVIT Socially Responsible Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	98.2%
Mutual Fund††	0.0%
Other assets in excess of liabilities	1.8%

100.0%

Top Industries †††
Semiconductors & Semiconductor Equipment	9.8%
Industrial Conglomerates	8.7%
Oil, Gas & Consumable Fuels	7.0%
Food Products	6.7%
Health Care Equipment & Supplies	5.9%
Diversified Financial Services	5.7%
Consumer Finance	4.5%
Household Durables	4.4%
Chemicals	4.0%
Insurance	3.9%
Other Industries	39.4%

100.0%

Top Holdings †††
Danaher Corp.	5.1%
Texas Instruments, Inc.	5.0%
Altera Corp.	4.8%
American Express Co.	4.5%
Newell Rubbermaid, Inc.	4.4%
Progressive Corp. (The)	3.9%
IntercontinentalExchange, Inc.	3.7%
3M Co.	3.6%
Intuit, Inc.	3.2%
BG Group PLC	3.2%
Other Holdings	58.6%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.2%

	Shares	Market Value

Auto Components 2.3%
BorgWarner, Inc.*	46,767	$4,028,977

Biotechnology 0.8%
Novozymes A/S, Class B	43,543	1,394,692

Capital Markets 2.0%
Lazard Ltd., Class A	112,650	3,621,698

Chemicals 3.9%
Ecolab, Inc.	41,406	3,527,377
Praxair, Inc.	29,420	3,388,007

		6,915,384

Commercial Services & Supplies 1.4%
Herman Miller, Inc.	92,977	2,516,887

Consumer Finance 4.4%
American Express Co.	104,847	7,838,362

Diversified Financial Services 5.6%
CME Group, Inc.	45,825	3,481,783
IntercontinentalExchange, Inc.*	36,788	6,539,435

		10,021,218

Electronic Equipment, Instruments & Components 2.1%
National Instruments Corp.	135,528	3,786,652

Energy Equipment & Services 2.5%
Cameron International Corp.*	71,925	4,398,933

Food Products 6.6%
J.M. Smucker Co. (The)	34,818	3,591,477
McCormick & Co., Inc., Non-Voting Shares	36,606	2,575,598
Unilever NV, NYRS-NL	142,432	5,599,002

		11,766,077

Health Care Equipment & Supplies 5.8%
Becton, Dickinson and Co.	54,032	5,339,983
Covidien PLC	78,973	4,962,663

		10,302,646

Household Durables 4.3%
Newell Rubbermaid, Inc.	293,640	7,708,050

Household Products 2.9%
Procter & Gamble Co. (The)	68,168	5,248,254

Industrial Conglomerates 8.5%
3M Co.	57,073	6,240,932
Danaher Corp.	140,903	8,919,160

		15,160,092

Common Stocks (continued)

	Shares	Market Value

Information Technology Services 1.4%
MasterCard, Inc., Class A	4,324	$2,484,138

Insurance 3.8%
Progressive Corp. (The)	267,584	6,801,985

Internet Software & Services 3.0%
Google, Inc., Class A*	5,992	5,275,177

Machinery 1.7%
Pall Corp.	45,995	3,055,448

Media 2.3%
Scripps Networks Interactive, Inc., Class A	61,022	4,073,829

Metals & Mining 2.0%
Nucor Corp.	82,256	3,563,330

Multiline Retail 2.0%
Target Corp.	51,061	3,516,061

Oil, Gas & Consumable Fuels 6.8%
BG Group PLC	330,091	5,609,586
Cimarex Energy Co.	24,287	1,578,412
Noble Energy, Inc.	83,076	4,987,883

		12,175,881

Pharmaceuticals 3.0%
Roche Holding AG, ADR-CH	87,483	5,412,136

Road & Rail 1.8%
J.B. Hunt Transport Services, Inc.	43,594	3,149,231

Semiconductors & Semiconductor Equipment 9.6%
Altera Corp.	255,025	8,413,275
Texas Instruments, Inc.	248,965	8,681,409

		17,094,684

Software 3.2%
Intuit, Inc.	92,377	5,637,768

Specialty Retail 2.5%
O’Reilly Automotive, Inc.*	39,635	4,463,694

Trading Companies & Distributors 2.0%
W.W. Grainger, Inc.	13,851	3,492,945

Total Common Stocks (cost $127,922,304)		174,904,229

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

	Mutual Fund 0.0%†

	Shares	Market Value

	Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (a)	749	$749

	Total Mutual Fund (cost $749)	749

Total Investments (cost $127,923,053) (b) — 98.2%		174,904,978

	Other assets in excess of liabilities — 1.8%	3,240,773

NET ASSETS — 100.0%		$178,145,751

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

CH	Switzerland

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
Assets:
Investments, at value (cost $127,923,053)	$174,904,978
Foreign currencies, at value (cost $4,037)	4,041
Dividends receivable	55,575
Receivable for investments sold	4,321,138
Receivable for capital shares issued	10,507
Reclaims receivable	28,437
Prepaid expenses	1,452

Total Assets	179,326,128

Liabilities:
Payable for investments purchased	351,256
Payable for capital shares redeemed	669,548
Accrued expenses and other payables:
Investment advisory fees	96,981
Fund administration fees	9,757
Distribution fees	12,596
Administrative servicing fees	9,324
Accounting and transfer agent fees	205
Trustee fees	52
Custodian fees	933
Compliance program costs (Note 3)	144
Professional fees	11,481
Printing fees	12,129
Other	5,971

Total Liabilities	1,180,377

Net Assets	$178,145,751

Represented by:
Capital	$155,573,929
Accumulated undistributed net investment income	790,401
Accumulated net realized losses from investment and foreign currency transactions	(25,201,698)
Net unrealized appreciation/(depreciation) from investments	46,981,925
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,194

Net Assets	$178,145,751

9

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
Net Assets:
Class I Shares	$9,516,790
Class II Shares	168,628,961

Total	$178,145,751

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	738,223
Class II Shares	13,092,598

Total	13,830,821

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.89
Class II Shares	$12.88

10

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
INVESTMENT INCOME:
Dividend income	$1,432,512
Foreign tax withholding	(2,742)

Total Income	1,429,770

EXPENSES:
Investment advisory fees	579,274
Fund administration fees	58,870
Distribution fees Class II Shares	209,886
Administrative servicing fees Class I Shares	2,583
Administrative servicing fees Class II Shares	41,978
Professional fees	12,309
Printing fees	11,360
Trustee fees	3,129
Custodian fees	3,392
Accounting and transfer agent fees	549
Compliance program costs (Note 3)	310
Other	3,711

Total expenses before earnings credit and fees waived	927,351

Earnings credit (Note 4)	(2)
Distribution fees waived—Class II (Note 3)	(134,328)

Net Expenses	793,021

NET INVESTMENT INCOME	636,749

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	10,933,791
Net realized losses from foreign currency transactions (Note 2)	(205)

Net realized gains from investment and foreign currency transactions	10,933,586

Net change in unrealized appreciation/(depreciation) from investments	16,891,440
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,116)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	16,890,324

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	27,823,910

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$28,460,659

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	Neuberger Berman NVIT Socially Responsible Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$636,749	$1,979,184
Net realized gains from investment and foreign currency transactions	10,933,586	17,617,319
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	16,890,324	(65,370)

Change in net assets resulting from operations	28,460,659	19,531,133

Distributions to Shareholders From:
Net investment income:
Class I	–	(96,223)
Class II	–	(1,727,689)

Change in net assets from shareholder distributions	–	(1,823,912)

Change in net assets from capital transactions	(15,042,096)	(38,881,407)

Change in net assets	13,418,563	(21,174,186)

Net Assets:
Beginning of period	164,727,188	185,901,374

End of period	$178,145,751	$164,727,188

Accumulated undistributed net investment income at end of period	$790,401	$153,652

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,223,109	$2,725,537
Dividends reinvested	–	96,223
Cost of shares redeemed	(4,316,979)	(2,009,449)

Total Class I Shares	(93,870)	812,311

Class II Shares
Proceeds from shares issued	4,147,914	5,660,193
Dividends reinvested	–	1,727,689
Cost of shares redeemed	(19,096,140)	(47,081,600)

Total Class II Shares	(14,948,226)	(39,693,718)

Change in net assets from capital transactions	$(15,042,096)	$(38,881,407)

12

Statements of Changes in Net Assets (Continued)

	Neuberger Berman NVIT Socially Responsible Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

SHARE TRANSACTIONS:
Class I Shares
Issued	341,156	257,017
Reinvested	–	8,893
Redeemed	(342,956)	(188,839)

Total Class I Shares	(1,800)	77,071

Class II Shares
Issued	330,686	545,372
Reinvested	–	159,676
Redeemed	(1,542,684)	(4,446,482)

Total Class II Shares	(1,211,998)	(3,741,434)

Total change in shares	(1,213,798)	(3,664,363)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.95	0.05	1.89	1.94	–	–	$12.89	17.72%	$9,516,790	0.80%	0.78%	0.80%	11.26%
Year Ended December 31, 2012(e)	$9.94	0.13	1.01	1.14	(0.13)	(0.13)	$10.95	11.50%	$8,105,858	0.81%	1.23%	0.81%	29.83%
Year Ended December 31, 2011(e)	$10.34	0.06	(0.39)	(0.33)	(0.07)	(0.07)	$9.94	(3.18)%	$6,590,973	0.79%	0.57%	0.79%	30.20%
Year Ended December 31, 2010(e)	$8.43	0.07	1.91	1.98	(0.07)	(0.07)	$10.34	23.58%	$5,448,468	0.80%	0.75%	0.80%	34.50%
Year Ended December 31, 2009(e)	$6.44	0.03	1.99	2.02	(0.03)	(0.03)	$8.43	31.53%	$6,215,347	0.76%	0.43%	0.79%	45.46%
Period Ended December 31, 2008(f)	$10.00	0.04	(3.56)	(3.52)	(0.04)	(0.04)	$6.44	(35.25)%	$8,022,553	0.82%	0.74%	0.93%	38.63%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.95	0.04	1.89	1.93	–	–	$12.88	17.63%	$168,628,961	0.89%	0.71%	1.05%	11.26%
Year Ended December 31, 2012(e)	$9.94	0.12	1.01	1.13	(0.12)	(0.12)	$10.95	11.38%	$156,621,330	0.90%	1.13%	1.06%	29.83%
Year Ended December 31, 2011(e)	$10.34	0.05	(0.38)	(0.33)	(0.07)	(0.07)	$9.94	(3.27)%	$179,310,401	0.88%	0.50%	1.04%	30.20%
Year Ended December 31, 2010(e)	$8.42	0.06	1.92	1.98	(0.06)	(0.06)	$10.34	23.56%	$206,196,841	0.89%	0.64%	1.05%	34.50%
Year Ended December 31, 2009(e)	$6.44	0.02	1.99	2.01	(0.03)	(0.03)	$8.42	31.27%	$285,826,052	0.85%	0.34%	0.93%	45.46%
Period Ended December 31, 2008(f)	$10.00	0.04	(3.56)	(3.52)	(0.04)	(0.04)	$6.44	(35.27)%	$257,571,798	0.91%	0.59%	1.07%	38.63%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$4,028,977	$—	$—	$4,028,977
Biotechnology	—	1,394,692	—	1,394,692
Capital Markets	3,621,698	—	—	3,621,698
Chemicals	6,915,384	—	—	6,915,384
Commercial Services & Supplies	2,516,887	—	—	2,516,887
Consumer Finance	7,838,362	—	—	7,838,362
Diversified Financial Services	10,021,218	—	—	10,021,218
Electronic Equipment, Instruments & Components	3,786,652	—	—	3,786,652
Energy Equipment & Services	4,398,933	—	—	4,398,933
Food Products	11,766,077	—	—	11,766,077
Health Care Equipment & Supplies	10,302,646	—	—	10,302,646
Household Durables	7,708,050	—	—	7,708,050
Household Products	5,248,254	—	—	5,248,254
Industrial Conglomerates	15,160,092	—	—	15,160,092
Information Technology Services	2,484,138	—	—	2,484,138
Insurance	6,801,985	—	—	6,801,985
Internet Software & Services	5,275,177	—	—	5,275,177
Machinery	3,055,448	—	—	3,055,448
Media	4,073,829	—	—	4,073,829
Metals & Mining	3,563,330	—	—	3,563,330
Multiline Retail	3,516,061	—	—	3,516,061
Oil, Gas & Consumable Fuels	6,566,295	5,609,586	—	12,175,881
Pharmaceuticals	5,412,136	—	—	5,412,136
Road & Rail	3,149,231	—	—	3,149,231
Semiconductors & Semiconductor Equipment	17,094,684	—	—	17,094,684
Software	5,637,768	—	—	5,637,768
Specialty Retail	4,463,694	—	—	4,463,694
Trading Companies & Distributors	3,492,945	—	—	3,492,945
Total Common Stocks	$167,899,951	$7,004,278	$—	$174,904,229
Mutual Fund	749	—	—	749
Total	$167,900,700	$7,004,278	$—	$174,904,978

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.78% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $58,870 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $310.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2013. During the six months ended June 30, 2013, the waiver of such distribution fees by NFD amounted to $134,328.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $44,561 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $19,828,755 and sales of $37,024,520 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risk Associated with Social Policy

The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

—	undervalued stocks that do not meet the social criteria could outperform those that do;

—	economic or political changes could make certain companies less attractive for investment; or

—	the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $6,695 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$128,855,909	$46,163,771	$(114,702)	$46,049,069

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

22

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that the Fund had achieved total return performance of its Class II shares above the median of the funds in its performance universe for the three-year period ended September 30, 2012. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

23

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

25

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

26

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

27

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

28

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

NVIT Bond Index Fund

Semiannual Report

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

43	Statement of Assets and Liabilities

44	Statement of Operations

45	Statements of Changes in Net Assets

46	Financial Highlights

47	Notes to Financial Statements

55	Supplemental Information

58	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-BDX (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

Shareholder Expense Example	NVIT Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Bond Index Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class Y Shares	Actual		1,000.00	973.40	1.17	0.24
	Hypothetical	[b]	1,000.00	1,023.60	1.20	0.24

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

Portfolio Summary	NVIT Bond Index Fund
June 30, 2013 (Unaudited)

Asset Allocation †
U.S. Treasury Notes	30.1%
U.S. Government Mortgage Backed Agencies	29.2%
Corporate Bonds	22.8%
Mutual Fund	10.7%
U.S. Treasury Bonds	5.9%
U.S. Government Sponsored & Agency Obligations	4.7%
Sovereign Bonds	2.8%
Commercial Mortgage Backed Securities	1.7%
Repurchase Agreements	1.4%
Municipal Bonds	0.9%
Yankee Dollars	0.4%
Asset-Backed Securities	0.3%
Liabilities in excess of other assets††	(10.9%)

100.0%

Top Industries †††
Commercial Banks	2.5%
Diversified Financial Services	2.0%
Oil, Gas & Consumable Fuels	1.9%
Electric Utilities	1.4%
Capital Markets	1.1%
Media	1.0%
Diversified Telecommunication Services	1.0%
Insurance	0.9%
Pharmaceuticals	0.8%
Gas Utilities	0.8%
Other Industries*	86.6%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund—Institutional Class	9.6%
U.S. Treasury Notes, 3.63%, 08/15/19	1.2%
U.S. Treasury Notes, 0.88%, 02/28/17	1.2%
Federal National Mortgage Association Pool TBA, 3.00%, 07/25/43	1.2%
U.S. Treasury Notes, 0.25%, 10/31/14	1.1%
U.S. Treasury Notes, 0.75%, 06/30/17	1.0%
U.S. Treasury Notes, 3.50%, 05/15/20	0.9%
U.S. Treasury Notes, 2.38%, 10/31/14	0.9%
Federal National Mortgage Association Pool TBA, 2.50%, 07/25/28	0.8%
Government National Mortgage Association II Pool TBA, 3.00%, 07/15/43	0.8%
Other Holdings*	81.3%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Please refer to Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.3%

	Principal Amount	Market Value

Automobiles 0.2%
Ally Auto Receivables Trust, Series 2012-4, Class A4, 0.80%, 10/16/17	$1,500,000	$1,495,319
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	2,000,000	2,026,068

		3,521,387

Credit Card 0.1%
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	1,000,000	993,884
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,310,305

		2,304,189

Total Asset-Backed Securities (cost $5,875,944)		5,825,576

Commercial Mortgage Backed Securities 1.7%
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4 5.45%, 01/15/49	2,295,000	2,538,544
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,991,000	2,014,387
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.34%, 12/10/49 (a)	3,271,583	3,762,468
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43 (a)	2,820,000	2,989,835
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 5.98%, 05/15/46 (a)	2,080,000	2,336,184
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4, 5.74%, 12/10/49	1,750,000	1,960,921
Series 2007-GG9, Class AM, 5.48%, 03/10/39	3,000,000	3,155,627
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	2,224,000	2,370,609
Series 2006-LDP7, Class A4, 6.06%, 04/15/45 (a)	3,339,000	3,688,805

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	$3,000,000	$3,291,465
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (a)	420,000	455,618
Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	992,071
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 6.09%, 08/12/49 (a)	800,000	905,995
Morgan Stanley Capital I, Inc., Series 2012-C4, Class A2 2.11%, 03/15/45	1,000,000	1,013,963
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A5, 5.92%, 05/15/43 (a)	800,000	884,388
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,201,919
Series 2007-C33, Class A4, 6.12%, 02/15/51 (a)	1,945,000	2,170,977

Total Commercial Mortgage Backed Securities (cost $32,068,998)		36,733,776

Corporate Bonds 22.8%
Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 02/15/20	500,000	569,373
Embraer SA, 5.15%, 06/15/22	350,000	351,406
General Dynamics Corp.
1.00%, 11/15/17	500,000	484,176
3.88%, 07/15/21	100,000	104,892
L-3 Communications Corp.
3.95%, 11/15/16	150,000	158,249
5.20%, 10/15/19	500,000	535,999
4.95%, 02/15/21	250,000	262,934
Lockheed Martin Corp., 4.07%, 12/15/42	643,000	561,179
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	506,051
4.75%, 06/01/43	250,000	239,232
Raytheon Co.
6.40%, 12/15/18	206,000	250,016
3.13%, 10/15/20	250,000	251,533
4.70%, 12/15/41	150,000	150,708
United Technologies Corp.
4.88%, 05/01/15	545,000	586,765
1.80%, 06/01/17	600,000	602,576
4.50%, 04/15/20	750,000	837,076
6.13%, 07/15/38	400,000	488,782
4.50%, 06/01/42	500,000	492,841

		7,433,788

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines 0.0%†
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	$350,000	$343,000
Southwest Airlines Co., 5.13%, 03/01/17	147,000	158,990
United Airlines Pass Through Trust, Series 2009-2A, 9.75%, 07/15/18	355,618	406,294

		908,284

Auto Components 0.0%†
Johnson Controls, Inc.
4.25%, 03/01/21	150,000	157,702
3.75%, 12/01/21	600,000	609,516

		767,218

Automobiles 0.1%
Daimler Finance North America LLC, 8.50%, 01/18/31	250,000	357,347
Ford Motor Co.
7.45%, 07/16/31	500,000	599,708
4.75%, 01/15/43	350,000	308,651

		1,265,706

Beverages 0.6%
Anheuser-Busch Cos. LLC
5.00%, 03/01/19	236,000	265,418
5.75%, 04/01/36	324,000	368,748
6.00%, 11/01/41	147,000	173,902
Anheuser-Busch InBev Finance, Inc., 4.00%, 01/17/43	500,000	451,816
Anheuser-Busch InBev Worldwide, Inc.
2.88%, 02/15/16	250,000	261,782
1.38%, 07/15/17	1,000,000	984,457
7.75%, 01/15/19	1,000,000	1,264,047
5.00%, 04/15/20	275,000	311,040
4.38%, 02/15/21	150,000	162,669
Beam, Inc., 5.38%, 01/15/16	48,000	52,375
Coca-Cola Co. (The)
1.80%, 09/01/16	480,000	490,343
1.15%, 04/01/18	500,000	485,146
3.15%, 11/15/20	450,000	461,010
Diageo Capital PLC
1.13%, 04/29/18	750,000	721,803
4.83%, 07/15/20	600,000	677,593
2.63%, 04/29/23	500,000	464,674
Diageo Finance BV, 5.30%, 10/28/15	649,000	714,227

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
Dr Pepper Snapple Group, Inc.
2.90%, 01/15/16	$250,000	$260,036
2.70%, 11/15/22	250,000	233,185
Molson Coors Brewing Co., 5.00%, 05/01/42	250,000	241,120
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	206,000	265,057
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	469,883
PepsiCo, Inc.
2.50%, 05/10/16	400,000	415,862
7.90%, 11/01/18	700,000	896,847
3.13%, 11/01/20	300,000	306,810
5.50%, 01/15/40	250,000	278,933

		11,678,783

Biotechnology 0.2%
Amgen, Inc.
2.30%, 06/15/16	250,000	257,107
3.45%, 10/01/20	600,000	606,505
6.40%, 02/01/39	600,000	693,707
5.15%, 11/15/41	400,000	397,630
5.38%, 05/15/43	300,000	311,635
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	150,750
Celgene Corp.
3.95%, 10/15/20	400,000	414,331
3.25%, 08/15/22	300,000	285,149
Genentech, Inc., 5.25%, 07/15/35	88,000	96,646
Gilead Sciences, Inc.
3.05%, 12/01/16	100,000	105,771
4.50%, 04/01/21	200,000	216,558
4.40%, 12/01/21	600,000	643,553

		4,179,342

Building Products 0.0%†
Owens Corning
9.00%, 06/15/19	17,000	20,910
4.20%, 12/15/22	250,000	242,399

		263,309

Capital Markets 1.2%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	170,499
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	393,208
5.30%, 10/30/15	177,000	192,992
4.65%, 07/02/18	354,000	382,182
Credit Suisse USA, Inc.
5.85%, 08/16/16	400,000	449,576
7.13%, 07/15/32	555,000	715,666

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
Deutsche Bank AG, 3.25%, 01/11/16 (b)	$775,000	$811,602
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	470,016
Goldman Sachs Group, Inc. (The)
5.13%, 01/15/15	664,000	699,516
5.35%, 01/15/16	577,000	625,267
3.63%, 02/07/16	1,105,000	1,154,753
5.63%, 01/15/17	1,000,000	1,083,669
2.38%, 01/22/18	1,500,000	1,467,506
6.00%, 06/15/20	1,000,000	1,123,503
5.25%, 07/27/21	500,000	539,137
5.75%, 01/24/22	500,000	551,060
3.63%, 01/22/23	750,000	719,188
6.13%, 02/15/33	1,150,000	1,257,415
6.75%, 10/01/37	500,000	510,791
Jefferies Group, Inc.
5.13%, 04/13/18	500,000	526,079
5.13%, 01/20/23	250,000	247,114
Morgan Stanley
6.00%, 04/28/15	250,000	268,004
3.45%, 11/02/15	450,000	463,953
1.75%, 02/25/16	500,000	495,271
3.80%, 04/29/16	275,000	284,833
5.45%, 01/09/17	1,325,000	1,429,081
2.13%, 04/25/18 (b)	1,200,000	1,148,264
7.30%, 05/13/19	700,000	812,998
5.63%, 09/23/19	1,000,000	1,074,643
5.75%, 01/25/21	300,000	325,598
5.50%, 07/28/21	250,000	266,576
4.88%, 11/01/22	500,000	496,452
4.10%, 05/22/23	650,000	598,079
7.25%, 04/01/32	324,000	385,956
Nomura Holdings, Inc.
4.13%, 01/19/16	400,000	420,276
2.00%, 09/13/16	500,000	495,998
UBS AG
5.88%, 07/15/16	1,121,000	1,236,397
5.88%, 12/20/17	350,000	402,215

		24,695,333

Chemicals 0.4%
Albemarle Corp., 5.10%, 02/01/15	118,000	125,189
CF Industries, Inc., 3.45%, 06/01/23	550,000	526,730
Dow Chemical Co. (The)
4.25%, 11/15/20	400,000	418,787
4.13%, 11/15/21	650,000	664,055
9.40%, 05/15/39	260,000	377,651
E.I. du Pont de Nemours & Co.
5.25%, 12/15/16	385,000	438,179
2.80%, 02/15/23	250,000	238,967
4.90%, 01/15/41	300,000	318,845

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals (continued)
Eastman Chemical Co.
3.00%, 12/15/15	$250,000	$261,016
3.60%, 08/15/22	600,000	578,233
Ecolab, Inc.
3.00%, 12/08/16	1,000,000	1,046,058
4.35%, 12/08/21	150,000	158,113
Lubrizol Corp.
5.50%, 10/01/14	354,000	376,157
6.50%, 10/01/34	147,000	186,003
LyondellBasell Industries NV
5.00%, 04/15/19	500,000	540,000
6.00%, 11/15/21	500,000	560,000
Mosaic Co. (The), 3.75%, 11/15/21	250,000	250,883
Praxair, Inc.
4.05%, 03/15/21	200,000	213,908
3.00%, 09/01/21	450,000	445,481
RPM International, Inc., 3.45%, 11/15/22	350,000	326,475

		8,050,730

Commercial Banks 2.8%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	200,000	211,465
American Express Centurion Bank, 0.88%, 11/13/15	500,000	498,784
Bank of America NA
6.00%, 06/15/16	295,000	323,747
5.30%, 03/15/17	200,000	216,673
Bank of Montreal, 1.45%, 04/09/18	750,000	725,134
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15	500,000	503,557
2.30%, 07/28/16	200,000	206,124
1.30%, 01/25/18 (b)	500,000	485,537
Bank of Nova Scotia
2.05%, 10/07/15	500,000	513,519
2.90%, 03/29/16	700,000	730,527
1.45%, 04/25/18	500,000	482,609
Bank One Corp., 8.00%, 04/29/27	290,000	382,588
Barclays Bank PLC
5.20%, 07/10/14 (b)	550,000	574,057
5.13%, 01/08/20	500,000	552,163
5.14%, 10/14/20	250,000	252,397
BB&T Corp.
3.20%, 03/15/16	500,000	526,088
Series C, 2.15%, 03/22/17	850,000	850,109
2.05%, 06/19/18	750,000	736,890
BBVA US Senior SAU, 4.66%, 10/09/15	350,000	360,865

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
BNP Paribas SA
3.60%, 02/23/16 (b)	$750,000	$785,433
5.00%, 01/15/21	250,000	265,616
3.25%, 03/03/23	500,000	459,557
Capital One Financial Corp.
5.25%, 02/21/17	304,000	335,907
4.75%, 07/15/21	800,000	843,110
Capital One NA, 1.50%, 03/22/18	300,000	288,460
Comerica, Inc., 4.80%, 05/01/15	177,000	186,370
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/15	250,000	256,028
3.38%, 01/19/17	500,000	525,241
1.70%, 03/19/18	250,000	243,185
3.88%, 02/08/22	500,000	503,442
5.25%, 05/24/41	175,000	179,145
Credit Suisse, 4.38%, 08/05/20	400,000	428,799
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	187,201
Discover Bank, 7.00%, 04/15/20	400,000	466,763
Export-Import Bank of Korea
4.00%, 01/29/21	600,000	593,033
5.00%, 04/11/22	500,000	518,652
Fifth Third Bancorp
3.63%, 01/25/16	750,000	790,874
3.50%, 03/15/22	700,000	693,748
HSBC Bank USA NA, 5.63%, 08/15/35	250,000	255,253
HSBC Holdings PLC
5.10%, 04/05/21	500,000	550,329
4.88%, 01/14/22	500,000	539,597
6.50%, 05/02/36	400,000	443,837
6.50%, 09/15/37	600,000	663,401
Intesa Sanpaolo SpA, 3.88%, 01/16/18	500,000	477,503
JPMorgan Chase Bank NA
6.00%, 07/05/17	2,210,000	2,494,442
6.00%, 10/01/17	1,000,000	1,137,219
KeyBank NA
5.80%, 07/01/14	147,000	153,769
6.95%, 02/01/28	225,000	272,376
Korea Development Bank (The), 3.25%, 03/09/16 (b)	700,000	721,109
Korea Finance Corp., 4.63%, 11/16/21	200,000	206,935
Kreditanstalt fuer Wiederaufbau
4.13%, 10/15/14	708,000	740,968
0.63%, 04/24/15	500,000	501,764
4.38%, 07/21/15	2,145,000	2,307,418

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
2.63%, 02/16/16	$500,000	$524,831
5.13%, 03/14/16	350,000	389,121
0.50%, 04/19/16 (b)	2,000,000	1,979,648
2.00%, 06/01/16 (b)	500,000	515,192
0.88%, 09/05/17 (b)	1,000,000	975,389
4.38%, 03/15/18	600,000	673,768
1.00%, 06/11/18	2,500,000	2,438,894
2.75%, 09/08/20	400,000	410,610
2.00%, 10/04/22	1,000,000	939,897
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	250,000	258,539
5.13%, 02/01/17	750,000	850,372
1.00%, 04/04/18 (b)	1,000,000	973,142
Manufacturers & Traders Trust Co., 1.45%, 03/07/18	500,000	483,717
Mellon Funding Corp., 5.00%, 12/01/14	265,000	280,430
National Australia Bank Ltd., 1.60%, 08/07/15	500,000	507,227
National City Corp., 4.90%, 01/15/15	354,000	374,173
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	251,636
4.88%, 02/16/16	350,000	386,036
PNC Bank NA, 2.95%, 01/30/23	250,000	229,658
PNC Funding Corp.
5.25%, 11/15/15	354,000	385,358
2.70%, 09/19/16	500,000	519,705
5.13%, 02/08/20	500,000	548,401
Royal Bank of Canada
1.45%, 10/30/14	300,000	303,896
2.88%, 04/19/16	500,000	523,445
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	1,000,000	1,052,500
5.63%, 08/24/20	500,000	540,975
Societe Generale SA, 2.75%, 10/12/17 (b)	250,000	250,441
State Street Corp., 4.38%, 03/07/21	600,000	646,358
Sumitomo Mitsui Banking Corp., 3.00%, 01/18/23	500,000	472,069
SunTrust Banks, Inc.
3.60%, 04/15/16	150,000	158,304
3.50%, 01/20/17	550,000	575,493
Toronto-Dominion Bank (The)
2.38%, 10/19/16	250,000	258,930
1.40%, 04/30/18	750,000	728,179
UBS Preferred Funding Trust V, 6.24%, 05/15/16 (b)(c)	250,000	258,125
US Bancorp
Series T, 1.65%, 05/15/17	500,000	497,838
4.13%, 05/24/21	150,000	158,424

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
US Bank NA
4.95%, 10/30/14	$265,000	$278,956
4.80%, 04/15/15	133,000	142,326
Wachovia Bank NA, 6.60%, 01/15/38	1,000,000	1,213,444
Wells Fargo & Co.
1.50%, 07/01/15	1,000,000	1,012,229
3.68%, 06/15/16 (d)	1,500,000	1,595,217
5.13%, 09/15/16	206,000	227,205
1.50%, 01/16/18	750,000	729,480
4.60%, 04/01/21	500,000	545,862
5.38%, 02/07/35	457,000	495,958
Wells Fargo Capital X, 5.95%, 12/01/86	275,000	271,562
Westpac Banking Corp.
4.20%, 02/27/15	1,000,000	1,055,942
1.60%, 01/12/18	500,000	491,485

		58,529,704

Commercial Services & Supplies 0.1%
ADT Corp. (The)
2.25%, 07/15/17	400,000	394,588
4.13%, 06/15/23	500,000	470,509
GATX Corp., 2.38%, 07/30/18	350,000	344,336
Republic Services, Inc., 5.25%, 11/15/21	800,000	878,222
Science Applications International Corp., 5.50%, 07/01/33	177,000	172,402
Waste Management, Inc.
6.38%, 03/11/15	500,000	544,975
7.00%, 07/15/28	162,000	200,247

		3,005,279

Communications Equipment 0.1%
Cisco Systems, Inc.
5.50%, 02/22/16	425,000	474,460
4.95%, 02/15/19	200,000	228,838
5.90%, 02/15/39	500,000	591,323
Motorola Solutions, Inc., 7.50%, 05/15/25	206,000	250,002
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	243,552

		1,788,175

Computers & Peripherals 0.2%
Apple, Inc.
1.00%, 05/03/18	750,000	718,763
3.85%, 05/04/43	750,000	665,875
Dell, Inc.
4.63%, 04/01/21 (b)	100,000	95,140
7.10%, 04/15/28	206,000	205,594

Corporate Bonds (continued)

	Principal Amount	Market Value

Computers & Peripherals (continued)
EMC Corp., 1.88%, 06/01/18	$300,000	$296,643
Hewlett-Packard Co.
2.35%, 03/15/15	600,000	609,231
5.50%, 03/01/18	800,000	887,242
3.75%, 12/01/20	500,000	486,402
4.65%, 12/09/21 (b)	600,000	600,808

		4,565,698

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	96,736

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	385,000	434,200

Consumer Finance 0.5%
American Express Co.
6.15%, 08/28/17 (b)	200,000	231,371
1.55%, 05/22/18	750,000	727,664
2.65%, 12/02/22	971,000	895,670
6.80%, 09/01/66 (a)	290,000	310,300
American Express Credit Corp., 2.75%, 09/15/15	500,000	519,099
Boeing Capital Corp., 2.90%, 08/15/18	400,000	418,015
Ford Motor Credit Co. LLC
2.50%, 01/15/16	250,000	251,657
1.70%, 05/09/16	500,000	491,366
4.25%, 02/03/17	1,000,000	1,043,670
3.00%, 06/12/17	350,000	350,695
5.88%, 08/02/21	1,000,000	1,088,003
HSBC Finance Corp., 6.68%, 01/15/21	895,000	989,356
John Deere Capital Corp., 1.30%, 03/12/18	750,000	726,070
ORIX Corp., 5.00%, 01/12/16	200,000	212,160
Toyota Motor Credit Corp.
1.25%, 11/17/14	250,000	251,908
0.88%, 07/17/15	400,000	400,281
2.80%, 01/11/16	600,000	625,314
3.30%, 01/12/22	500,000	494,495

		10,027,094

Distributors 0.0%†
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	245,564
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	107,093

		352,657

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services 2.2%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	$88,000	$101,318
Associates Corp. of North America, 6.95%, 11/01/18	339,000	402,331
AXA Financial, Inc., 7.00%, 04/01/28	133,000	148,937
Bank of America Corp.
4.75%, 08/01/15	619,000	658,561
5.25%, 12/01/15	737,000	788,963
Series 1, 3.75%, 07/12/16	750,000	784,974
5.63%, 10/14/16	1,460,000	1,613,989
3.88%, 03/22/17	500,000	522,339
2.00%, 01/11/18	600,000	581,334
Series L, 5.65%, 05/01/18	3,200,000	3,550,098
5.63%, 07/01/20	1,000,000	1,100,848
5.00%, 05/13/21	700,000	742,900
5.70%, 01/24/22	750,000	831,289
3.30%, 01/11/23 (b)	500,000	471,365
5.88%, 02/07/42	250,000	279,394
Block Financial LLC, 5.50%, 11/01/22	250,000	251,427
Caterpillar Financial Services Corp.
1.13%, 12/15/14	500,000	503,855
5.50%, 03/15/16	295,000	328,811
2.85%, 06/01/22	500,000	477,883
Citigroup, Inc.
5.50%, 10/15/14	2,100,000	2,207,146
2.65%, 03/02/15	500,000	511,486
5.30%, 01/07/16	1,979,000	2,137,691
3.95%, 06/15/16	450,000	473,472
5.85%, 08/02/16	413,000	459,228
4.45%, 01/10/17	1,000,000	1,070,673
6.13%, 11/21/17	500,000	567,759
1.75%, 05/01/18	1,000,000	955,678
8.50%, 05/22/19	500,000	627,797
5.38%, 08/09/20	250,000	275,434
4.50%, 01/14/22 (b)	650,000	677,100
6.63%, 06/15/32	333,000	341,155
5.88%, 02/22/33	118,000	113,414
5.85%, 12/11/34	525,000	555,478
5.88%, 05/29/37	100,000	109,175
8.13%, 07/15/39	350,000	461,523
General Electric Capital Corp.
4.88%, 03/04/15	619,000	658,924
2.25%, 11/09/15	250,000	255,945
5.00%, 01/08/16	295,000	321,646
5.40%, 02/15/17	585,000	650,888
2.30%, 04/27/17	1,000,000	1,012,211
5.63%, 09/15/17	1,100,000	1,242,483
1.60%, 11/20/17	1,000,000	976,870
5.63%, 05/01/18	1,000,000	1,146,840
5.30%, 02/11/21	350,000	381,243
4.65%, 10/17/21	300,000	317,531

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
3.10%, 01/09/23 (b)	$500,000	$471,879
Series A, 6.75%, 03/15/32	1,128,000	1,350,564
6.15%, 08/07/37	1,200,000	1,334,360
6.38%, 11/15/67 (a)	275,000	285,313
Goldman Sachs Capital I, 6.35%, 02/15/34	250,000	238,125
JPMorgan Chase & Co.
3.70%, 01/20/15	805,000	832,984
4.75%, 03/01/15	254,000	270,040
5.15%, 10/01/15	501,000	541,208
1.10%, 10/15/15	500,000	497,316
3.15%, 07/05/16	350,000	362,417
1.80%, 01/25/18	1,000,000	968,061
4.25%, 10/15/20	350,000	363,761
4.63%, 05/10/21	500,000	528,451
3.25%, 09/23/22	1,000,000	944,804
3.38%, 05/01/23	1,250,000	1,168,562
5.60%, 07/15/41	400,000	430,295
5.40%, 01/06/42	500,000	523,980
Moody’s Corp., 4.50%, 09/01/22	150,000	150,550
Murray Street Investment Trust I, 4.65%, 03/09/17 (d)	750,000	793,695
National Rural Utilities Cooperative Finance Corp.
5.45%, 04/10/17	850,000	959,040
Series C, 8.00%, 03/01/32	159,000	220,275
Western Union Co. (The), 6.20%, 11/17/36	300,000	297,063

		46,182,149

Diversified Telecommunication Services 1.1%
AT&T, Inc.
5.10%, 09/15/14	1,003,000	1,053,647
5.63%, 06/15/16 (b)	295,000	330,764
2.40%, 08/15/16	1,500,000	1,543,061
1.60%, 02/15/17 (b)	500,000	495,193
4.45%, 05/15/21	350,000	378,177
6.50%, 09/01/37	247,000	280,574
6.30%, 01/15/38	250,000	278,272
6.55%, 02/15/39	410,000	470,111
5.35%, 09/01/40	395,000	398,484
5.55%, 08/15/41	400,000	411,662
4.30%, 12/15/42	603,000	525,074
4.35%, 06/15/45	1,673,000	1,462,403
BellSouth Corp., 5.20%, 09/15/14	501,000	526,400
British Telecommunications PLC
5.95%, 01/15/18	750,000	856,940
9.63%, 12/15/30	250,000	374,746
Corning, Inc.
4.25%, 08/15/20	250,000	265,272
4.70%, 03/15/37	250,000	239,981

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance BV
5.75%, 03/23/16	$697,000	$774,535
8.75%, 06/15/30	619,000	855,047
Embarq Corp., 8.00%, 06/01/36	550,000	586,562
France Telecom SA
8.50%, 03/01/31	407,000	548,866
5.38%, 01/13/42	250,000	248,023
GTE Corp.
6.84%, 04/15/18	206,000	245,487
6.94%, 04/15/28	147,000	177,570
Telecom Italia Capital SA
4.95%, 09/30/14	295,000	305,129
5.25%, 10/01/15	940,000	988,030
7.18%, 06/18/19	250,000	281,197
6.00%, 09/30/34	380,000	345,269
Telefonica Emisiones SAU
6.42%, 06/20/16	1,770,000	1,941,563
5.46%, 02/16/21	250,000	257,546
4.57%, 04/27/23 (b)	1,050,000	1,008,935
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	250,847
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	640,881
5.50%, 02/15/18 (b)	150,000	171,005
8.75%, 11/01/18	357,000	466,260
6.35%, 04/01/19	450,000	531,426
4.60%, 04/01/21	500,000	541,942
2.45%, 11/01/22	500,000	453,280
5.85%, 09/15/35	118,000	128,382
6.00%, 04/01/41	250,000	279,263
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,556,216

		23,474,022

Electric Utilities 1.5%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,400,000	1,571,359
Alabama Power Co., 5.70%, 02/15/33	574,000	661,487
Ameren Illinois Co., 2.70%, 09/01/22	450,000	427,760
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	225,621
Arizona Public Service Co., 5.50%, 09/01/35	215,000	235,389
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,286,771
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	448,434
CMS Energy Corp., 4.70%, 03/31/43	300,000	271,879

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc.
Series 05-C, 5.38%, 12/15/15	$177,000	$195,376
Series 08-A, 5.85%, 04/01/18	1,000,000	1,173,105
Series 03-A, 5.88%, 04/01/33	118,000	130,856
3.95%, 03/01/43	500,000	455,976
Dominion Resources, Inc.
8.88%, 01/15/19	250,000	326,211
5.20%, 08/15/19	200,000	227,094
Series E, 6.30%, 03/15/33	10,000	11,983
Series B, 5.95%, 06/15/35	251,000	290,282
Series C, 4.90%, 08/01/41	200,000	202,450
DTE Energy Co., 6.35%, 06/01/16	913,000	1,041,482
Duke Energy Carolinas LLC
3.90%, 06/15/21	100,000	105,886
4.25%, 12/15/41	300,000	284,352
Duke Energy Corp.
5.05%, 09/15/19	1,200,000	1,339,188
3.05%, 08/15/22	350,000	332,259
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	209,833
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	74,360
Edison International, 3.75%, 09/15/17	500,000	528,938
Entergy Corp., 5.13%, 09/15/20	400,000	419,968
Exelon Corp.
4.90%, 06/15/15	413,000	441,616
5.63%, 06/15/35	836,000	862,204
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	699,721
Florida Power & Light Co.
5.85%, 02/01/33	100,000	119,782
5.95%, 10/01/33	77,000	93,585
5.40%, 09/01/35	130,000	146,890
5.65%, 02/01/37	450,000	526,179
4.13%, 02/01/42	250,000	238,884
Florida Power Corp., 5.90%, 03/01/33	318,000	364,831
Georgia Power Co., 4.30%, 03/15/42	500,000	460,527
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	106,410
Indiana Michigan Power Co., 3.20%, 03/15/23	500,000	478,577
LG&E and KU Energy LLC, 3.75%, 11/15/20	700,000	713,532
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	629,985

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	$250,000	$295,600
National Fuel Gas Co., 3.75%, 03/01/23	250,000	244,429
Nevada Power Co., 5.45%, 05/15/41	150,000	169,145
Nisource Finance Corp.
5.95%, 06/15/41	450,000	476,741
4.80%, 02/15/44	250,000	227,318
Northeast Utilities, 1.45%, 05/01/18	500,000	482,553
Northern States Power Co., 2.15%, 08/15/22	250,000	229,006
NSTAR Electric Co., 2.38%, 10/15/22	500,000	460,986
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	201,963
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	278,906
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	692,000	747,568
4.55%, 12/01/41	150,000	143,994
5.30%, 06/01/42	150,000	160,192
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	300,000	311,078
2.45%, 08/15/22	250,000	231,137
6.25%, 03/01/39	600,000	721,538
PacifiCorp
5.25%, 06/15/35	177,000	191,770
4.10%, 02/01/42	250,000	231,737
PPL Capital Funding, Inc., 1.90%, 06/01/18	750,000	736,616
Progress Energy, Inc.
4.40%, 01/15/21	700,000	739,017
7.75%, 03/01/31	236,000	305,620
PSEG Power LLC
5.50%, 12/01/15	413,000	454,452
5.13%, 04/15/20	250,000	274,011
Public Service Co. of Colorado
3.20%, 11/15/20	250,000	255,770
3.60%, 09/15/42	400,000	344,143
Public Service Electric & Gas Co., 3.95%, 05/01/42	400,000	369,526
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	167,222
San Diego Gas & Electric Co., 3.95%, 11/15/41	250,000	233,023
Scottish Power Ltd., 5.81%, 03/15/25	118,000	124,133
South Carolina Electric & Gas Co.
6.50%, 11/01/18	250,000	303,532
6.05%, 01/15/38	150,000	176,625

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Southern California Edison Co.
6.00%, 01/15/34	$177,000	$213,952
Series 05-B, 5.55%, 01/15/36	436,000	496,399
Southern Co. (The), Series A, 2.38%, 09/15/15	300,000	309,017
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	166,258
Tampa Electric Co., 5.40%, 05/15/21	500,000	582,749
Union Electric Co., 6.70%, 02/01/19	141,000	172,094
Virginia Electric and Power Co.
Series A, 5.40%, 01/15/16	147,000	163,103
3.45%, 09/01/22	500,000	505,869
Westar Energy, Inc., 6.00%, 07/01/14	265,000	277,997
Wisconsin Electric Power Co.
2.95%, 09/15/21	300,000	299,990
5.63%, 05/15/33	59,000	68,593
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	278,673
4.70%, 05/15/20	250,000	274,073
6.50%, 07/01/36	177,000	217,501

		32,676,641

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	76,330
Honeywell International, Inc.
5.40%, 03/15/16	705,000	785,131
5.30%, 03/01/18	840,000	956,094
4.25%, 03/01/21 (b)	500,000	547,492
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	156,447
Precision Castparts Corp., 1.25%, 01/15/18	200,000	194,243
Thermo Fisher Scientific, Inc.
3.20%, 03/01/16	400,000	415,389
3.60%, 08/15/21	250,000	245,157

		3,376,283

Electronic Equipment, Instruments & Components 0.0%†
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	510,760

Energy Equipment & Services 0.1%
Baker Hughes, Inc.
3.20%, 08/15/21	500,000	506,062
5.13%, 09/15/40 (b)	200,000	219,161
Halliburton Co., 6.70%, 09/15/38	400,000	504,217
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	538,369

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services (continued)
Weatherford International Ltd.
9.63%, 03/01/19	$200,000	$252,927
5.13%, 09/15/20	500,000	524,329
5.95%, 04/15/42	250,000	238,104

		2,783,169

Food & Staples Retailing 0.2%
CVS Caremark Corp., 6.25%, 06/01/27	795,000	939,462
Kroger Co. (The)
7.50%, 04/01/31	257,000	311,776
5.40%, 07/15/40	200,000	198,878
Safeway, Inc.
5.63%, 08/15/14	177,000	185,760
3.40%, 12/01/16	650,000	676,702
5.00%, 08/15/19	200,000	213,364
3.95%, 08/15/20	100,000	97,989
Sysco Corp., 5.38%, 09/21/35 (b)	106,000	118,302
Walgreen Co., 3.10%, 09/15/22	500,000	471,901

		3,214,134

Food Products 0.3%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	147,000	155,968
4.02%, 04/16/43	345,000	302,859
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	88,000	94,670
4.10%, 03/15/16	400,000	424,194
Campbell Soup Co., 4.25%, 04/15/21	100,000	104,858
ConAgra Foods, Inc.
1.90%, 01/25/18	500,000	493,393
3.25%, 09/15/22	500,000	478,795
7.00%, 10/01/28	221,000	265,623
General Mills, Inc., 3.15%, 12/15/21	750,000	746,679
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	199,279
Kellogg Co.
4.00%, 12/15/20	250,000	263,159
Series B, 7.45%, 04/01/31	147,000	189,645
Kraft Foods Group, Inc.
6.88%, 01/26/39	500,000	603,177
5.00%, 06/04/42	350,000	351,068
Kraft Foods, Inc.
6.50%, 08/11/17	250,000	291,694
6.50%, 02/09/40	500,000	589,043
Sara Lee Corp., 2.75%, 09/15/15	250,000	256,954
Tyson Foods, Inc., 4.50%, 06/15/22	450,000	457,875

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products (continued)
Unilever Capital Corp.
2.75%, 02/10/16	$400,000	$418,155
5.90%, 11/15/32	206,000	256,493

		6,943,581

Gas Utilities 0.7%
AGL Capital Corp., 4.40%, 06/01/43	250,000	232,329
Atmos Energy Corp., 4.95%, 10/15/14	265,000	278,940
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	95,871
Buckeye Partners LP
4.88%, 02/01/21	250,000	255,953
4.15%, 07/01/23	250,000	244,184
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	332,844
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	1,069,000	1,127,825
DCP Midstream Operating LP, 3.88%, 03/15/23	300,000	281,994
El Paso Natural Gas Co., 8.38%, 06/15/32	250,000	325,491
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	712,118
Energy Transfer Partners LP
5.95%, 02/01/15	250,000	268,338
6.70%, 07/01/18	350,000	409,368
4.65%, 06/01/21	200,000	205,590
5.20%, 02/01/22	500,000	527,571
3.60%, 02/01/23	500,000	466,019
6.05%, 06/01/41	75,000	75,809
Enterprise Products Operating LLC
3.20%, 02/01/16	250,000	262,039
4.05%, 02/15/22	250,000	256,954
3.35%, 03/15/23	500,000	478,335
6.13%, 10/15/39	285,000	310,008
6.45%, 09/01/40	250,000	282,509
4.85%, 03/15/44	200,000	188,441
Kern River Funding Corp., 4.89%, 04/30/18 (e)	44,974	48,148
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50,000	52,760
6.85%, 02/15/20	935,000	1,113,050
5.80%, 03/15/35	206,000	210,084
6.38%, 03/01/41	250,000	277,455
5.00%, 08/15/42	350,000	329,075
ONEOK Partners LP
3.25%, 02/01/16	800,000	833,212
3.38%, 10/01/22	500,000	459,956
6.13%, 02/01/41	100,000	103,183

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
ONEOK, Inc., 4.25%, 02/01/22	$500,000	$490,122
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	200,000	212,759
5.15%, 06/01/42	450,000	445,324
Sempra Energy, 6.00%, 10/15/39	470,000	533,813
Southern Natural Gas Co. LLC, 5.90%, 04/01/17 (e)	250,000	281,949
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	369,304
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	500,000	463,698
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	187,884
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	263,259
Williams Cos., Inc. (The), 3.70%, 01/15/23	500,000	461,922
Williams Partners LP
7.25%, 02/01/17	150,000	175,268
5.25%, 03/15/20	500,000	538,819
3.35%, 08/15/22	200,000	183,088
6.30%, 04/15/40	150,000	156,771

		15,809,433

Health Care Providers & Services 0.8%
Aetna, Inc.
6.00%, 06/15/16	550,000	623,642
6.63%, 06/15/36	250,000	301,607
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	252,162
Baxter International, Inc.
4.63%, 03/15/15	77,000	81,773
1.85%, 01/15/17	500,000	504,174
5.38%, 06/01/18	400,000	460,294
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	346,055
Boston Scientific Corp.
4.50%, 01/15/15	400,000	420,369
6.00%, 01/15/20	200,000	226,353
Cardinal Health, Inc., 3.20%, 06/15/22	300,000	288,211
CareFusion Corp., 3.30%, 03/01/23 (e)	350,000	333,761
Cigna Corp.
4.50%, 03/15/21	300,000	321,756
5.38%, 02/15/42	150,000	160,900
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	278,068

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Covidien International Finance SA
1.35%, 05/29/15	$500,000	$504,235
6.00%, 10/15/17	400,000	463,473
Express Scripts Holding Co., 3.50%, 11/15/16	250,000	265,215
Express Scripts, Inc.
3.13%, 05/15/16	350,000	364,549
3.90%, 02/15/22	750,000	755,438
Humana, Inc., 3.15%, 12/01/22	250,000	232,717
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	249,418
Laboratory Corp. of America Holdings
3.13%, 05/15/16	150,000	154,955
3.75%, 08/23/22	350,000	335,563
McKesson Corp., 6.00%, 03/01/41	250,000	293,524
Medco Health Solutions, Inc.
7.13%, 03/15/18	200,000	240,906
4.13%, 09/15/20	300,000	308,553
Medtronic, Inc.
4.45%, 03/15/20	800,000	870,405
4.00%, 04/01/43	300,000	271,431
Quest Diagnostics, Inc.
5.45%, 11/01/15	324,000	354,099
4.70%, 04/01/21	500,000	522,064
St. Jude Medical, Inc.
2.50%, 01/15/16	300,000	308,606
3.25%, 04/15/23	400,000	378,373
Stryker Corp., 1.30%, 04/01/18	500,000	483,875
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	328,836
1.40%, 10/15/17	500,000	490,447
5.80%, 03/15/36	708,000	792,593
3.95%, 10/15/42	250,000	215,007
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	1,097,977
5.25%, 01/15/16	324,000	354,987
3.70%, 08/15/21	100,000	101,187
5.95%, 12/15/34	118,000	131,155
4.63%, 05/15/42	500,000	463,596
Zimmer Holdings, Inc., 3.38%, 11/30/21	200,000	196,754

		16,129,063

Hotels, Restaurants & Leisure 0.1%
Darden Restaurants, Inc., 3.35%, 11/01/22	200,000	183,488
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	160,942

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.
5.35%, 03/01/18	$360,000	$413,304
4.88%, 07/15/40	250,000	267,439
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	161,325
Yum! Brands, Inc., 6.88%, 11/15/37	300,000	358,642

		1,545,140

Household Durables 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	83,000	100,774
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	470,560

		571,334

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	506,788
Kimberly-Clark Corp.
4.88%, 08/15/15	800,000	869,515
6.63%, 08/01/37	130,000	168,310

		1,544,613

Industrial Conglomerates 0.3%
3M Co., 5.70%, 03/15/37	415,000	498,029
Danaher Corp.
2.30%, 06/23/16	200,000	206,795
3.90%, 06/23/21	100,000	106,484
Dover Corp.
4.88%, 10/15/15	224,000	244,716
5.38%, 03/01/41	100,000	111,385
Eaton Corp., 2.75%, 11/02/22 (e)	750,000	703,812
General Electric Co.
0.85%, 10/09/15	250,000	249,663
5.25%, 12/06/17	600,000	677,128
2.70%, 10/09/22	500,000	474,659
4.13%, 10/09/42	350,000	323,933
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	208,961
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19 (e)	800,000	790,251
Tyco Electronics Group SA
6.55%, 10/01/17	400,000	463,680
3.50%, 02/03/22	300,000	291,095

		5,350,591

Corporate Bonds (continued)

	Principal Amount	Market Value

Information Technology Services 0.2%
Fidelity National Information Services, Inc.
2.00%, 04/15/18	$500,000	$485,130
3.50%, 04/15/23	750,000	677,823
Fiserv, Inc., 4.75%, 06/15/21	200,000	209,846
International Business Machines Corp.
0.75%, 05/11/15	750,000	751,932
1.95%, 07/22/16	150,000	153,934
1.25%, 02/08/18	1,000,000	972,115
1.63%, 05/15/20	500,000	466,250
2.90%, 11/01/21	200,000	196,789
5.88%, 11/29/32	683,000	826,641
4.00%, 06/20/42	100,000	93,801

		4,834,261

Insurance 1.0%
ACE INA Holdings, Inc., 2.70%, 03/13/23	500,000	466,162
Aflac, Inc.
3.63%, 06/15/23	500,000	485,517
6.45%, 08/15/40	200,000	235,144
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	176,518
Alleghany Corp., 4.95%, 06/27/22	400,000	422,865
Allstate Corp. (The)
4.50%, 06/15/43 (b)	500,000	493,519
6.50%, 05/15/67 (a)	195,000	208,650
American International Group, Inc.
5.05%, 10/01/15	147,000	159,186
5.60%, 10/18/16	585,000	649,884
5.85%, 01/16/18	400,000	449,704
8.25%, 08/15/18	500,000	618,649
8.17%, 05/15/68 (a)	425,000	521,302
6.25%, 03/15/87	275,000	281,187
Aon Corp., 5.00%, 09/30/20	500,000	547,916
Assurant, Inc., 2.50%, 03/15/18	350,000	342,737
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	1,504,000	1,599,737
1.30%, 05/15/18	750,000	725,222
4.25%, 01/15/21 (b)	400,000	427,083
Berkshire Hathaway, Inc.
3.40%, 01/31/22	500,000	501,420
4.50%, 02/11/43	250,000	232,983
Chubb Corp. (The)
6.00%, 05/11/37	165,000	196,365
6.37%, 03/29/67 (a)	400,000	431,000
CNA Financial Corp., 5.75%, 08/15/21	500,000	560,845

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Genworth Financial, Inc., 6.50%, 06/15/34	$206,000	$202,759
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	350,000	382,422
6.10%, 10/01/41	309,000	345,470
ING US, Inc., 2.90%, 02/15/18 (e)	500,000	495,074
Lincoln National Corp.
4.85%, 06/24/21	100,000	106,597
6.15%, 04/07/36	440,000	489,710
Loews Corp., 4.13%, 05/15/43	400,000	345,450
Markel Corp., 3.63%, 03/30/23	350,000	333,210
Marsh & McLennan Cos., Inc.
5.75%, 09/15/15	43,000	47,195
4.80%, 07/15/21	600,000	652,886
MetLife, Inc.
4.75%, 02/08/21	700,000	762,778
5.70%, 06/15/35	159,000	175,991
6.40%, 12/15/66	500,000	513,750
Nationwide Financial Services, Inc., 6.75%, 05/15/67 (f)	105,000	107,887
Principal Financial Group, Inc.
8.88%, 05/15/19	350,000	451,851
3.30%, 09/15/22	500,000	485,264
Progressive Corp. (The)
3.75%, 08/23/21	200,000	205,938
6.25%, 12/01/32	162,000	193,972
Prudential Financial, Inc.
Series B, 5.10%, 09/20/14	295,000	310,068
3.00%, 05/12/16	150,000	156,038
Series B, 5.75%, 07/15/33	147,000	155,294
6.63%, 06/21/40	500,000	595,324
5.62%, 06/15/43 (a)	250,000	243,750
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	106,163
Travelers Cos., Inc. (The)
5.75%, 12/15/17	335,000	388,291
5.35%, 11/01/40	250,000	275,676
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	231,902
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	108,186
Willis North America, Inc., 5.63%, 07/15/15	177,000	189,574
XL Group PLC, 5.25%, 09/15/14	779,000	817,128

		20,609,193

Corporate Bonds (continued)

	Principal Amount	Market Value

Internet & Catalog Retail 0.1%
Amazon.com, Inc., 1.20%, 11/29/17	$500,000	$482,881
eBay, Inc.
1.35%, 07/15/17	200,000	196,775
3.25%, 10/15/20	200,000	204,956
Expedia, Inc., 5.95%, 08/15/20	100,000	106,114
QVC, Inc., 4.38%, 03/15/23 (e)	350,000	329,980

		1,320,706

Internet Software & Services 0.0%†
Google, Inc., 2.13%, 05/19/16	100,000	103,546

Leisure Equipment & Products 0.0%†
Mattel, Inc.
3.15%, 03/15/23	300,000	285,932
5.45%, 11/01/41	150,000	154,618

		440,550

Machinery 0.1%
Caterpillar, Inc.
3.90%, 05/27/21	500,000	524,247
2.60%, 06/26/22	350,000	333,717
6.05%, 08/15/36	177,000	207,419
Deere & Co.
8.10%, 05/15/30	500,000	711,888
3.90%, 06/09/42	250,000	227,754
Flowserve Corp., 3.50%, 09/15/22	500,000	476,067
IDEX Corp., 4.20%, 12/15/21	300,000	304,689

		2,785,781

Media 1.1%
CBS Corp.
1.95%, 07/01/17	500,000	496,457
8.88%, 05/15/19	50,000	64,181
5.75%, 04/15/20	250,000	283,365
7.88%, 07/30/30	80,000	101,694
5.50%, 05/15/33	118,000	118,849
4.85%, 07/01/42	100,000	92,129
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	166,614
Comcast Corp.
5.90%, 03/15/16	413,000	464,594
6.50%, 01/15/17	1,013,000	1,179,206
5.70%, 07/01/19	500,000	582,926
2.85%, 01/15/23	500,000	474,622
4.25%, 01/15/33 (b)	250,000	239,119
7.05%, 03/15/33	295,000	369,785

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
6.50%, 11/15/35	$100,000	$118,698
6.95%, 08/15/37	295,000	371,196
6.40%, 03/01/40	350,000	416,480
COX Communications, Inc.
5.45%, 12/15/14	113,000	120,627
5.50%, 10/01/15	383,000	420,072
DIRECTV Holdings LLC, 3.55%, 03/15/15	500,000	519,707
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.13%, 02/15/16	250,000	260,094
3.50%, 03/01/16	500,000	525,525
4.60%, 02/15/21	1,000,000	1,033,703
3.80%, 03/15/22	750,000	719,819
5.15%, 03/15/42	150,000	133,010
Discovery Communications LLC
5.05%, 06/01/20	500,000	554,965
3.30%, 05/15/22	350,000	335,897
4.88%, 04/01/43	200,000	188,189
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	276,656
Historic TW, Inc., 6.88%, 06/15/18	176,000	212,587
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	569,184
4.38%, 04/01/21	800,000	863,419
2.88%, 01/15/23	350,000	330,485
5.95%, 04/01/41	200,000	228,008
4.45%, 01/15/43	250,000	234,769
News America, Inc.
5.30%, 12/15/14	367,000	390,318
8.00%, 10/17/16	118,000	141,490
4.50%, 02/15/21	250,000	267,614
3.00%, 09/15/22	500,000	465,471
7.28%, 06/30/28	77,000	90,264
6.55%, 03/15/33	300,000	335,649
6.20%, 12/15/34	245,000	266,770
6.65%, 11/15/37	150,000	171,891
6.15%, 02/15/41	250,000	277,515
Omnicom Group, Inc.
5.90%, 04/15/16	177,000	197,714
4.45%, 08/15/20	150,000	157,168
3.63%, 05/01/22	50,000	48,325
Thomson Reuters Corp., 6.50%, 07/15/18	600,000	711,406
Time Warner Cable, Inc.
6.75%, 07/01/18	585,000	680,274
8.25%, 04/01/19	700,000	842,663
6.75%, 06/15/39	900,000	926,877
4.50%, 09/15/42	250,000	192,690
Time Warner, Inc.
7.63%, 04/15/31	777,000	981,252
7.70%, 05/01/32	582,000	741,372

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
5.38%, 10/15/41	$200,000	$199,558
Viacom, Inc.
3.88%, 12/15/21	600,000	601,490
3.25%, 03/15/23	200,000	187,261
4.38%, 03/15/43 (e)	459,000	387,376
Walt Disney Co. (The)
1.10%, 12/01/17	500,000	485,511
Series E, 3.75%, 06/01/21	500,000	523,349
WPP Finance 2010, 4.75%, 11/21/21	400,000	413,106

		23,751,005

Metals & Mining 0.6%
Alcoa, Inc.
5.40%, 04/15/21	250,000	243,630
5.87%, 02/23/22 (b)	625,000	612,120
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	250,000	217,500
Barrick Gold Corp.
2.90%, 05/30/16	125,000	123,539
4.10%, 05/01/23 (e)	500,000	421,248
5.25%, 04/01/42	150,000	115,865
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	237,382
Barrick North America Finance LLC
4.40%, 05/30/21	700,000	632,714
5.75%, 05/01/43 (e)	250,000	218,346
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	285,000	315,116
3.25%, 11/21/21	250,000	242,649
2.88%, 02/24/22	500,000	473,982
Cliffs Natural Resources, Inc.
5.90%, 03/15/20 (b)	350,000	337,229
4.88%, 04/01/21 (b)	200,000	181,353
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18 (e)	500,000	476,514
3.55%, 03/01/22	600,000	546,133
5.45%, 03/15/43 (e)	250,000	220,987
Goldcorp, Inc., 2.13%, 03/15/18	350,000	333,903
Kinross Gold Corp., 5.13%, 09/01/21	150,000	146,714
Newmont Mining Corp.
5.13%, 10/01/19	150,000	157,828
5.88%, 04/01/35	236,000	224,461
4.88%, 03/15/42	250,000	192,419
Placer Dome, Inc., 6.38%, 03/01/33	139,000	143,495
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	250,000	237,060
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	295,000	317,279
5.75%, 06/01/35	206,000	224,978

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Rio Tinto Finance USA Ltd.
2.50%, 05/20/16	$500,000	$511,487
3.50%, 11/02/20	450,000	447,678
4.13%, 05/20/21	500,000	506,193
Rio Tinto Finance USA PLC
1.38%, 06/17/16	1,000,000	992,689
2.88%, 08/21/22 (b)	500,000	457,299
4.13%, 08/21/42 (b)	250,000	211,884
Southern Copper Corp., 6.75%, 04/16/40	250,000	247,241
Teck Resources Ltd.
3.00%, 03/01/19	750,000	730,646
4.75%, 01/15/22	700,000	704,378
Vale Overseas Ltd.
4.38%, 01/11/22	250,000	238,246
6.88%, 11/21/36	944,000	950,503

		13,592,688

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	970,061
Dollar General Corp.
1.88%, 04/15/18	1,000,000	963,807
3.25%, 04/15/23	250,000	228,826
Kohl’s Corp., 4.00%, 11/01/21 (b)	650,000	648,599
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	106,000	120,714
3.88%, 01/15/22	500,000	501,254
6.90%, 04/01/29	75,000	87,876
6.70%, 07/15/34	150,000	169,642
Nordstrom, Inc., 4.00%, 10/15/21	500,000	529,255
Target Corp.
6.00%, 01/15/18	500,000	589,293
6.35%, 11/01/32	313,000	386,758
4.00%, 07/01/42 (b)	350,000	316,574
Wal-Mart Stores, Inc.
0.60%, 04/11/16	750,000	746,830
3.63%, 07/08/20	500,000	528,713
3.25%, 10/25/20	500,000	516,775
2.55%, 04/11/23	750,000	705,719
7.55%, 02/15/30	118,000	163,028
5.25%, 09/01/35	708,000	763,281
5.00%, 10/25/40	250,000	263,850
5.63%, 04/15/41	475,000	549,268
4.00%, 04/11/43	500,000	457,676

		10,207,799

Office Electronics 0.0%†
Pitney Bowes, Inc., 4.75%, 05/15/18	88,000	90,826

Corporate Bonds (continued)

	Principal Amount	Market Value

Office Electronics (continued)
Xerox Corp.
6.35%, 05/15/18 (b)	$250,000	$285,024
4.50%, 05/15/21 (b)	250,000	258,866

		634,716

Oil, Gas & Consumable Fuels 1.8%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	371,409
Anadarko Petroleum Corp.
5.95%, 09/15/16	100,000	112,366
6.38%, 09/15/17	100,000	115,113
6.45%, 09/15/36	531,000	611,952
Apache Corp.
7.63%, 07/01/19	59,000	73,262
3.63%, 02/01/21	500,000	514,186
5.10%, 09/01/40	100,000	100,437
4.75%, 04/15/43	500,000	474,796
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	519,189
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	157,179
BP Capital Markets PLC
3.88%, 03/10/15	900,000	945,626
3.20%, 03/11/16	400,000	420,402
1.38%, 05/10/18	1,000,000	962,845
4.50%, 10/01/20	200,000	217,222
3.56%, 11/01/21	750,000	751,634
Canadian Natural Resources Ltd., 6.25%, 03/15/38	340,000	379,147
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	877,052
Chevron Corp.
1.10%, 12/05/17	750,000	733,044
1.72%, 06/24/18	1,500,000	1,488,791
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	750,000	676,807
ConocoPhillips
4.60%, 01/15/15	950,000	1,007,307
5.90%, 10/15/32	177,000	205,211
6.50%, 02/01/39	650,000	816,273
ConocoPhillips Co., 1.05%, 12/15/17	750,000	725,859
Devon Energy Corp.
2.40%, 07/15/16	300,000	307,848
3.25%, 05/15/22 (b)	500,000	483,842
7.95%, 04/15/32	350,000	457,465
Ensco PLC, 4.70%, 03/15/21	500,000	530,454
EOG Resources, Inc.
5.63%, 06/01/19	130,000	152,068
4.10%, 02/01/21	400,000	425,151
EQT Corp., 4.88%, 11/15/21	250,000	255,238

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.
7.30%, 08/15/31	$354,000	$427,862
5.60%, 02/15/41	250,000	255,316
Husky Energy, Inc., 3.95%, 04/15/22	600,000	610,229
Marathon Oil Corp.
2.80%, 11/01/22	250,000	232,191
6.80%, 03/15/32	118,000	138,676
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	660,334
Murphy Oil Corp., 5.13%, 12/01/42	350,000	304,033
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	509,648
Noble Energy, Inc., 4.15%, 12/15/21	600,000	617,668
Noble Holding International Ltd., 3.95%, 03/15/22	500,000	486,320
Occidental Petroleum Corp.
3.13%, 02/15/22	600,000	583,805
2.70%, 02/15/23	200,000	184,701
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,122,127
Petrobras Global Finance BV, 4.38%, 05/20/23 (b)	1,000,000	917,073
Petrobras International Finance Co.
3.50%, 02/06/17	750,000	745,987
5.75%, 01/20/20	1,425,000	1,475,378
5.38%, 01/27/21	1,000,000	1,011,518
Petrobras International Finance Co. — Pifco, 3.88%, 01/27/16	750,000	769,248
Petrohawk Energy Corp., 7.25%, 08/15/18	250,000	270,625
Petroleos Mexicanos
5.50%, 01/21/21	275,000	295,298
4.88%, 01/24/22	250,000	254,798
3.50%, 01/30/23 (e)	500,000	458,370
5.50%, 06/27/44	350,000	315,499
Phillips 66, 5.88%, 05/01/42	382,000	422,732
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	443,936
Plains Exploration & Production Co.
6.50%, 11/15/20	700,000	740,250
6.63%, 05/01/21	350,000	368,375
Shell International Finance BV
0.63%, 12/04/15	1,000,000	999,627
6.38%, 12/15/38	570,000	726,901
Southwestern Energy Co., 4.10%, 03/15/22	500,000	497,800

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Statoil ASA
3.13%, 08/17/17	$250,000	$264,168
1.20%, 01/17/18	1,000,000	970,739
1.15%, 05/15/18	1,000,000	966,084
Total Capital Canada Ltd., 2.75%, 07/15/23 (b)	750,000	702,741
Total Capital International SA, 2.88%, 02/17/22	500,000	481,236
Total Capital SA, 2.30%, 03/15/16	500,000	515,789
Transocean, Inc.
4.95%, 11/15/15	750,000	805,566
6.38%, 12/15/21	500,000	560,797
7.50%, 04/15/31	177,000	198,692
Valero Energy Corp.
7.50%, 04/15/32	118,000	143,995
6.63%, 06/15/37	455,000	522,692

		38,847,999

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	63,086
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	354,582
International Paper Co.
5.30%, 04/01/15	206,000	219,866
9.38%, 05/15/19	665,000	867,408
6.00%, 11/15/41	250,000	264,489

		1,769,431

Personal Products 0.1%
Avon Products, Inc., 4.60%, 03/15/20 (b)	500,000	503,981
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	145,340
Procter & Gamble Co. (The)
1.80%, 11/15/15	250,000	256,204
4.85%, 12/15/15	177,000	194,356
1.45%, 08/15/16	250,000	252,640
5.80%, 08/15/34	545,000	656,840

		2,009,361

Pharmaceuticals 0.9%
AbbVie, Inc.
2.00%, 11/06/18 (e)	2,300,000	2,239,871
4.40%, 11/06/42 (b)(e)	125,000	116,428
Allergan, Inc., 1.35%, 03/15/18	400,000	389,868
AstraZeneca PLC
5.90%, 09/15/17	400,000	465,242
6.45%, 09/15/37	200,000	243,975
4.00%, 09/18/42	500,000	452,799

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
2.00%, 08/01/22	$700,000	$633,228
3.25%, 08/01/42 (b)	250,000	201,687
Eli Lilly & Co., 7.13%, 06/01/25	118,000	153,712
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	500,000	496,917
2.85%, 05/08/22	750,000	718,686
GlaxoSmithKline Capital, Inc.
0.70%, 03/18/16	750,000	743,717
5.38%, 04/15/34	201,000	222,557
4.20%, 03/18/43	300,000	282,052
Johnson & Johnson
2.95%, 09/01/20	200,000	204,279
4.95%, 05/15/33	663,000	743,901
Merck & Co., Inc.
4.75%, 03/01/15	354,000	378,365
1.30%, 05/18/18	750,000	728,592
6.40%, 03/01/28	74,000	92,237
5.95%, 12/01/28	162,000	192,289
3.60%, 09/15/42	500,000	427,992
4.15%, 05/18/43	500,000	471,406
Mylan, Inc., 2.60%, 06/24/18 (e)	750,000	739,438
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	539,520
Pfizer, Inc.
4.65%, 03/01/18	265,000	297,153
1.50%, 06/15/18	1,000,000	986,034
7.20%, 03/15/39	525,000	701,326
Pharmacia Corp., 6.60%, 12/01/28	177,000	223,439
Sanofi
2.63%, 03/29/16	500,000	521,696
1.25%, 04/10/18	1,250,000	1,209,991
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	68,948
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	168,910
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	180,863
Watson Pharmaceuticals, Inc.
1.88%, 10/01/17	500,000	486,773
3.25%, 10/01/22	200,000	186,579
Wyeth LLC
5.50%, 02/15/16	634,000	707,596
6.50%, 02/01/34	206,000	257,077

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Zoetis, Inc., 3.25%, 02/01/23 (e)	$600,000	$572,766

		18,447,909

Real Estate Investment Trusts (REITs) 0.6%
American Tower REIT, Inc.
5.05%, 09/01/20	500,000	525,388
3.50%, 01/31/23	500,000	458,489
Boston Properties LP
5.00%, 06/01/15	590,000	633,740
5.63%, 11/15/20	465,000	526,717
3.80%, 02/01/24	250,000	245,074
Camden Property Trust, 5.00%, 06/15/15	147,000	157,556
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	258,615
Duke Realty LP, 3.63%, 04/15/23	500,000	465,636
ERP Operating LP
5.25%, 09/15/14	472,000	496,561
5.38%, 08/01/16	295,000	328,741
3.00%, 04/15/23	500,000	459,440
HCP, Inc.
6.00%, 01/30/17	472,000	529,251
2.63%, 02/01/20	500,000	468,582
5.38%, 02/01/21	200,000	216,458
Health Care REIT, Inc.
4.13%, 04/01/19	600,000	627,413
5.25%, 01/15/22	400,000	427,779
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	350,000	327,533
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	353,297
Host Hotels & Resorts LP, 3.75%, 10/15/23	525,000	485,697
Kilroy Realty LP, 4.80%, 07/15/18	300,000	316,633
ProLogis LP, 6.63%, 05/15/18	600,000	692,020
Realty Income Corp., 3.25%, 10/15/22	350,000	321,591
Simon Property Group LP
5.10%, 06/15/15	531,000	574,117
6.10%, 05/01/16	413,000	463,387
2.80%, 01/30/17	500,000	517,128
5.65%, 02/01/20	250,000	285,586
3.38%, 03/15/22	500,000	490,540
UDR, Inc., 4.25%, 06/01/18	100,000	107,244
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19	500,000	520,115
4.75%, 06/01/21	150,000	157,975

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co., 7.38%, 03/15/32	$500,000	$602,675

		13,040,978

Road & Rail 0.4%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	350,000	338,268
3.00%, 03/15/23	500,000	476,786
7.95%, 08/15/30	206,000	271,365
5.05%, 03/01/41	500,000	506,722
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	364,854
CSX Corp.
7.38%, 02/01/19	400,000	488,426
3.70%, 10/30/20 (b)	300,000	312,102
5.50%, 04/15/41	150,000	160,017
4.10%, 03/15/44	250,000	215,226
FedEx Corp.
2.70%, 04/15/23	500,000	462,366
3.88%, 08/01/42	50,000	42,791
Norfolk Southern Corp.
5.90%, 06/15/19	400,000	470,734
3.25%, 12/01/21	1,000,000	990,525
3.00%, 04/01/22	500,000	483,856
5.59%, 05/17/25	84,000	95,922
Union Pacific Corp.
2.75%, 04/15/23	750,000	710,875
6.25%, 05/01/34	236,000	288,175
United Parcel Service of America, Inc.
8.38%, 04/01/20	118,000	156,203
8.37%, 04/01/30 (d)	177,000	246,856
United Parcel Service, Inc.
3.13%, 01/15/21 (b)	500,000	506,880
6.20%, 01/15/38	295,000	363,496

		7,952,445

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	421,180
Broadcom Corp., 2.70%, 11/01/18	100,000	103,079
Intel Corp.
1.35%, 12/15/17	1,000,000	976,384
4.80%, 10/01/41	600,000	593,575
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	329,843

		2,424,061

Software 0.2%
Microsoft Corp.
2.50%, 02/08/16	250,000	260,610
1.00%, 05/01/18	750,000	727,260
3.00%, 10/01/20	500,000	513,447
4.50%, 10/01/40	300,000	302,350

Corporate Bonds (continued)

	Principal Amount	Market Value

Software (continued)
Oracle Corp.
3.75%, 07/08/14	$1,210,000	$1,251,348
5.25%, 01/15/16	72,000	79,608
1.20%, 10/15/17	350,000	340,445
5.00%, 07/08/19	200,000	228,766
2.50%, 10/15/22	500,000	460,644
5.38%, 07/15/40	600,000	669,546

		4,834,024

Sovereign 0.1%
Japan Finance Corp.
Series DTC, 2.88%, 02/02/15	300,000	311,064
Series DTC, 2.50%, 01/21/16 (b)	500,000	520,920
2.50%, 05/18/16	200,000	209,222
2.25%, 07/13/16	225,000	233,592

		1,274,798

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	511,844
Gap, Inc. (The), 5.95%, 04/12/21	150,000	165,885
Home Depot, Inc. (The)
5.40%, 03/01/16	590,000	656,769
2.70%, 04/01/23	500,000	473,153
5.88%, 12/16/36	300,000	353,580
5.95%, 04/01/41	150,000	181,017
4.20%, 04/01/43	250,000	236,201
Lowe’s Cos., Inc.
6.50%, 03/15/29	236,000	280,746
5.80%, 10/15/36	300,000	333,228
4.65%, 04/15/42	250,000	244,177

		3,436,600

Supranational 0.1%
Corp. Andina de Fomento
3.75%, 01/15/16	250,000	264,351
4.38%, 06/15/22	350,000	357,404
Nordic Investment Bank, 0.50%, 04/14/16 (b)	500,000	495,960
Svensk Exportkredit AB
1.75%, 10/20/15	500,000	511,705
0.63%, 05/31/16	1,000,000	990,516

		2,619,936

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	131,149
VF Corp., 3.50%, 09/01/21	200,000	201,691

		332,840

Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA, Inc., 3.00%, 09/24/15	350,000	356,263

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	$271,000	$359,111
9.25%, 08/06/19	237,000	313,984
10.20%, 02/06/39	250,000	377,910
4.25%, 08/09/42	250,000	215,585
4.50%, 05/02/43 (b)	450,000	403,138
Lorillard Tobacco Co., 3.50%, 08/04/16	850,000	889,413
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	462,262
6.38%, 05/16/38	460,000	547,233
3.88%, 08/21/42	250,000	212,875
Reynolds American, Inc., 4.75%, 11/01/42	450,000	399,925

		4,181,436

Wireless Telecommunication Services 0.2%
America Movil SAB de CV
5.75%, 01/15/15	295,000	314,228
5.00%, 03/30/20	500,000	537,373
6.38%, 03/01/35	177,000	196,161
6.13%, 03/30/40	350,000	380,847
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	500,000	649,009
Rogers Communications, Inc., 3.00%, 03/15/23	600,000	559,940
Vodafone Group PLC
2.88%, 03/16/16	400,000	414,032
1.63%, 03/20/17	600,000	585,321
7.88%, 02/15/30	206,000	265,770
4.38%, 02/19/43	500,000	445,027

		4,347,708

Total Corporate Bonds (cost $469,377,140)		482,308,983

Municipal Bonds 0.9%
California 0.3%
Alameda County Joint Powers Authority, Revenue Bonds, Series A, 7.05%, 12/01/44	100,000	115,337
Bay Area Toll Authority
Series S1, 6.79%, 04/01/30	250,000	301,738
Series F-2, 6.26%, 04/01/49	250,000	294,005
City of San Francisco California Public Utilities Commission Water Revenue, Revenue Bonds, 6.00%, 11/01/40	100,000	114,635
Los Angeles Community College District, Series E, 6.75%, 08/01/49	300,000	375,936

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Los Angeles Department of Water & Power, Series D, 6.57%, 07/01/45	$500,000	$633,575
Los Angeles Unified School District, 6.76%, 07/01/34	420,000	517,217
San Diego County Water Authority, Revenue Bonds, Series B, 6.14%, 05/01/49	100,000	117,100
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	223,678
State of California
5.45%, 04/01/15	300,000	322,767
7.55%, 04/01/39	1,410,000	1,887,102
7.63%, 03/01/40	250,000	335,572
University of California, Series F, 5.95%, 05/15/45	500,000	558,095

		5,796,757

Colorado 0.0%†
Denver City & County School District No. 1, Series B, 4.24%, 12/15/37	50,000	43,836

Connecticut 0.0%†
State of Connecticut, Series A, 5.85%, 03/15/32	500,000	566,310

Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A, 2.11%, 07/01/18	250,000	243,115

Georgia 0.1%
Municipal Electric Authority of Georgia, Series A, 6.66%, 04/01/57	1,000,000	1,080,830

Illinois 0.1%
Chicago Transit Authority, Series A, 6.90%, 12/01/40	500,000	584,355
State of Illinois
5.88%, 03/01/19	200,000	220,444
4.95%, 06/01/23	160,000	158,856
5.10%, 06/01/33	1,445,000	1,362,606

		2,326,261

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Massachusetts 0.0%†
Commonwealth of Massachusetts, Series E, 4.20%, 12/01/21	$500,000	$537,040

New Jersey 0.1%
New Jersey Economic Development Authority
Series B, 0.00%, 02/15/20	650,000	500,208
Series A, 7.43%, 02/15/29	125,000	150,577
New Jersey State Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/40	790,000	1,055,361
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	283,338

		1,989,484

New York 0.2%
City of New York, Series G, 5.97%, 03/01/36	250,000	286,765
Metropolitan Transportation Authority, Series C, 7.34%, 11/15/39	760,000	1,032,407
New York City Municipal Water Finance Authority, Series AA, 5.44%, 06/15/43	250,000	272,752
New York City Transitional Finance Authority, Series B, 5.57%, 11/01/38	500,000	557,865
New York State Dormitory Authority, Revenue Bonds, 5.50%, 03/15/30	100,000	115,493
New York State Urban Development Corp., Series C, 5.84%, 03/15/40	450,000	487,872
Port Authority of New York & New Jersey, 6.04%, 12/01/29	620,000	729,461

		3,482,615

Ohio 0.0%†
JobsOhio Beverage System, Revenue Bonds, Series B, 4.53%, 01/01/35	100,000	94,566
Northeast Regional Sewer District, 6.04%, 11/15/40	300,000	334,464
Ohio State University (The), Revenue Bonds, 4.91%, 06/01/40	150,000	148,527

		577,557

Municipal Bonds (continued)

	Principal Amount	Market Value

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, Series B, 5.85%, 07/15/30	$500,000	$569,130

South Carolina 0.0%†
South Carolina State Public Service Authority, Revenue Bonds, Series C, 6.45%, 01/01/50	100,000	116,012

Texas 0.1%
Dallas Area Rapid Transit, Series B, 6.00%, 12/01/44	500,000	608,915
State of Texas, Series A, 4.63%, 04/01/33	350,000	371,161
Texas Transportation Commission, Series B, 5.18%, 04/01/30	150,000	170,038
University of Texas System, Series C, 4.79%, 08/15/46	200,000	205,492

		1,355,606

Total Municipal Bonds (cost $16,956,196)		18,684,553

Sovereign Bonds 2.8%
BRAZIL 0.2%
Brazilian Government International Bond
10.50%, 07/14/14	700,000	763,784
4.88%, 01/22/21	500,000	536,001
7.13%, 01/20/37	2,105,000	2,518,495

		3,818,280

CANADA 0.3%
Canada Government International Bond, 2.38%, 09/10/14 (b)	320,000	327,893
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	1,003,304
Province of Ontario Canada
4.50%, 02/03/15	667,000	708,364
4.75%, 01/19/16	295,000	323,707
2.30%, 05/10/16 (b)	500,000	519,320
1.20%, 02/14/18	500,000	488,818
3.00%, 07/16/18 (b)	250,000	263,566
Province of Quebec Canada
4.60%, 05/26/15	354,000	380,810
3.50%, 07/29/20	400,000	420,205
7.50%, 09/15/29	578,000	794,674

		5,230,661

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

COLOMBIA 0.1%
Colombia Government International Bond
7.38%, 03/18/19	$900,000	$1,092,600
4.38%, 07/12/21	1,150,000	1,184,500
7.38%, 09/18/37	225,000	282,375

		2,559,475

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23 (b)	500,000	467,389

ITALY 0.1%
Italy Government International Bond
4.50%, 01/21/15 (b)	938,000	981,898
4.75%, 01/25/16	413,000	435,880
6.88%, 09/27/23	251,000	290,784
5.38%, 06/15/33 (b)	541,000	542,028

		2,250,590

MEXICO 0.3%
Mexico Government International Bond
5.63%, 01/15/17 (b)	800,000	889,604
5.13%, 01/15/20	1,000,000	1,101,139
3.63%, 03/15/22 (b)	1,400,000	1,376,233
6.75%, 09/27/34	1,246,000	1,470,913
4.75%, 03/08/44	400,000	360,590
5.75%, 10/12/10	200,000	186,363

		5,384,842

PANAMA 0.1%
Panama Government International Bond
5.20%, 01/30/20	1,000,000	1,091,759
6.70%, 01/26/36 (b)	250,000	291,516
4.30%, 04/29/53	500,000	393,419

		1,776,694

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19 (b)	1,840,000	2,226,400

PHILIPPINES 0.1%
Philippine Government International Bond
6.50%, 01/20/20	1,500,000	1,792,500
7.75%, 01/14/31	500,000	656,250
6.38%, 10/23/34	500,000	598,100

		3,046,850

Sovereign Bonds (continued)

	Principal Amount	Market Value

POLAND 0.1%
Poland Government International Bond
5.00%, 10/19/15 (b)	$224,000	$240,576
6.38%, 07/15/19	750,000	875,625
5.13%, 04/21/21	200,000	218,000
5.00%, 03/23/22	300,000	322,982

		1,657,183

SOUTH AFRICA 0.0%†
South Africa Government International Bond
4.67%, 01/17/24	500,000	483,750
6.25%, 03/08/41	200,000	213,500

		697,250

SOUTH KOREA 0.0%†
Republic of Korea, 5.63%, 11/03/25	300,000	347,710

SUPRANATIONAL 1.2%
African Development Bank, 2.50%, 03/15/16	500,000	523,969
Asian Development Bank, 2.63%, 02/09/15	3,710,000	3,842,034
Council Of Europe Development Bank
1.50%, 01/15/15	200,000	203,170
1.50%, 06/19/17	500,000	504,723
1.00%, 03/07/18	200,000	193,864
European Bank for Reconstruction & Development
2.75%, 04/20/15 (b)	500,000	520,822
2.50%, 03/15/16	500,000	523,969
European Investment Bank
1.13%, 08/15/14	600,000	605,504
1.13%, 04/15/15	750,000	759,096
1.00%, 07/15/15	1,000,000	1,008,854
4.63%, 10/20/15	2,325,000	2,536,407
0.63%, 04/15/16 (b)	2,000,000	1,991,791
2.50%, 05/16/16	900,000	943,725
5.13%, 09/13/16	350,000	395,460
1.25%, 10/14/16	750,000	757,873
5.13%, 05/30/17	325,000	372,824
1.00%, 03/15/18 (b)	1,000,000	965,648
1.00%, 06/15/18	500,000	480,243
4.00%, 02/16/21 (b)	500,000	540,540
Inter-American Development Bank
2.25%, 07/15/15	750,000	775,722
5.13%, 09/13/16	235,000	266,238
0.88%, 03/15/18	500,000	487,322
1.75%, 08/24/18 (b)	300,000	302,882
1.38%, 07/15/20	750,000	710,013

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

SUPRANATIONAL (continued)
International Bank for Reconstruction & Development
1.13%, 08/25/14	$1,600,000	$1,612,653
1.00%, 09/15/16	500,000	503,243
7.63%, 01/19/23	973,000	1,380,850
International Finance Corp.
2.25%, 04/11/16	300,000	312,454
1.13%, 11/23/16 (b)	1,025,000	1,035,278
0.88%, 06/15/18	750,000	727,149

		25,784,320

TURKEY 0.2%
Turkey Government International Bond
6.75%, 04/03/18	1,000,000	1,137,500
3.25%, 03/23/23 (b)	1,500,000	1,320,000
6.00%, 01/14/41	2,000,000	2,010,000

		4,467,500

Total Sovereign Bonds (cost $59,179,544)		59,715,144

U.S. Government Mortgage Backed Agencies 29.2%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E72896
7.00%, 10/01/13	307	308
Pool# E00677
6.00%, 06/01/14	5,180	5,281
Pool# E00802
7.50%, 02/01/15	5,446	5,684
Pool# G11001
6.50%, 03/01/15	2,086	2,138
Pool# G11003
7.50%, 04/01/15	256	267
Pool# G11164
7.00%, 05/01/15	865	896
Pool# E81396
7.00%, 10/01/15	207	218
Pool# E81394
7.50%, 10/01/15	2,323	2,429
Pool# E84097
6.50%, 12/01/15	1,400	1,470
Pool# E00938
7.00%, 01/01/16	2,954	3,116
Pool# E82132
7.00%, 01/01/16	570	600
Pool# E82815
6.00%, 03/01/16	1,084	1,143
Pool# E83231
6.00%, 04/01/16	642	673

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E83233
6.00%, 04/01/16	$1,297	$1,363
Pool# G11972
6.00%, 04/01/16	36,472	38,208
Pool# E00975
6.00%, 05/01/16	8,632	9,080
Pool# E83355
6.00%, 05/01/16	2,016	2,113
Pool# E83636
6.00%, 05/01/16	4,216	4,435
Pool# E83933
6.50%, 05/01/16	220	234
Pool# E00985
6.00%, 06/01/16	4,940	5,203
Pool# E00987
6.50%, 06/01/16	4,994	5,304
Pool# E84236
6.50%, 06/01/16	1,314	1,398
Pool# E00996
6.50%, 07/01/16	646	686
Pool# E84912
6.50%, 08/01/16	4,591	4,898
Pool# E85117
6.50%, 08/01/16	1,914	2,036
Pool# E85387
6.00%, 09/01/16	2,905	2,998
Pool# E85800
6.50%, 10/01/16	1,732	1,845
Pool# E86183
6.00%, 11/01/16	776	821
Pool# E01083
7.00%, 11/01/16	1,813	1,942
Pool# G11207
7.00%, 11/01/16	3,297	3,490
Pool# E86533
6.00%, 12/01/16	2,069	2,193
Pool# E01095
6.00%, 01/01/17	2,565	2,724
Pool# E87584
6.00%, 01/01/17	1,838	1,950
Pool# E86995
6.50%, 01/01/17	4,462	4,759
Pool# E87291
6.50%, 01/01/17	10,074	10,745
Pool# E87446
6.50%, 01/01/17	1,519	1,625
Pool# E88076
6.00%, 02/01/17	2,921	3,104
Pool# E01127
6.50%, 02/01/17	4,071	4,369
Pool# E88055
6.50%, 02/01/17	17,310	18,603

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E88106
6.50%, 02/01/17	$7,834	$8,440
Pool# E01137
6.00%, 03/01/17	3,848	4,093
Pool# E88134
6.00%, 03/01/17	586	626
Pool# E88474
6.00%, 03/01/17	3,143	3,335
Pool# E88768
6.00%, 03/01/17	3,876	4,088
Pool# E01138
6.50%, 03/01/17	2,560	2,748
Pool# E01139
6.00%, 04/01/17	17,946	19,109
Pool# E88729
6.00%, 04/01/17	3,302	3,531
Pool# E89149
6.00%, 04/01/17	3,221	3,426
Pool# E89151
6.00%, 04/01/17	3,225	3,442
Pool# E89217
6.00%, 04/01/17	3,796	4,042
Pool# E89222
6.00%, 04/01/17	15,284	16,159
Pool# E89347
6.00%, 04/01/17	1,294	1,380
Pool# E89496
6.00%, 04/01/17	2,083	2,223
Pool# E89203
6.50%, 04/01/17	2,450	2,636
Pool# E01140
6.00%, 05/01/17	15,422	16,440
Pool# E89530
6.00%, 05/01/17	9,732	10,352
Pool# E89746
6.00%, 05/01/17	26,128	27,822
Pool# E89788
6.00%, 05/01/17	2,923	3,123
Pool# E89909
6.00%, 05/01/17	2,904	3,106
Pool# G11409
6.00%, 05/01/17	22,675	24,090
Pool# E01156
6.50%, 05/01/17	6,905	7,430
Pool# E89924
6.50%, 05/01/17	13,443	14,544
Pool# B15071
6.00%, 06/01/17	47,224	50,285
Pool# E01157
6.00%, 06/01/17	11,891	12,691
Pool# E90194
6.00%, 06/01/17	2,535	2,703

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E90227
6.00%, 06/01/17	$2,255	$2,409
Pool# E90313
6.00%, 06/01/17	1,213	1,295
Pool# E90594
6.00%, 07/01/17	10,935	11,684
Pool# E90645
6.00%, 07/01/17	11,502	12,302
Pool# E90667
6.00%, 07/01/17	3,181	3,391
Pool# E01205
6.50%, 08/01/17	4,807	5,186
Pool# G11458
6.00%, 09/01/17	2,836	2,991
Pool# G11434
6.50%, 01/01/18	7,010	7,533
Pool# G18007
6.00%, 07/01/19	19,833	21,648
Pool# B16087
6.00%, 08/01/19	56,141	61,504
Pool# G18062
6.00%, 06/01/20	34,464	37,938
Pool# J00935
5.00%, 12/01/20	19,927	21,245
Pool# J00854
5.00%, 01/01/21	189,494	201,700
Pool# J00871
5.00%, 01/01/21	74,198	79,071
Pool# G18096
5.50%, 01/01/21	19,713	21,215
Pool# J01279
5.50%, 02/01/21	17,968	19,339
Pool# J01570
5.50%, 04/01/21	20,206	21,744
Pool# J01633
5.50%, 04/01/21	85,577	92,100
Pool# J01757
5.00%, 05/01/21	80,093	85,252
Pool# J01771
5.00%, 05/01/21	21,854	23,289
Pool# J01879
5.00%, 05/01/21	14,684	15,620
Pool# J06015
5.00%, 05/01/21	70,077	74,744
Pool# G18122
5.00%, 06/01/21	41,776	44,467
Pool# G18123
5.50%, 06/01/21	49,518	53,098
Pool# J01980
6.00%, 06/01/21	24,420	25,560
Pool# J03074
5.00%, 07/01/21	31,773	33,819

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J03028
5.50%, 07/01/21	$20,275	$21,741
Pool# G12245
6.00%, 07/01/21	28,962	31,974
Pool# G12310
5.50%, 08/01/21	15,502	16,623
Pool# G12348
6.00%, 08/01/21	43,227	47,743
Pool# G12412
5.50%, 11/01/21	20,878	22,388
Pool# G13145
5.50%, 04/01/23	1,091,586	1,157,550
Pool# C90719
5.00%, 10/01/23	1,019,434	1,088,923
Pool# J09912
4.00%, 06/01/24	2,220,017	2,323,474
Pool# C00351
8.00%, 07/01/24	1,010	1,179
Pool# G13900
5.00%, 12/01/24	505,192	538,510
Pool# D60780
8.00%, 06/01/25	3,054	3,590
Pool# G30267
5.00%, 08/01/25	333,963	356,727
Pool# E02746
3.50%, 11/01/25	1,043,074	1,083,982
Pool# J13883
3.50%, 12/01/25	2,047,139	2,135,102
Pool# J14732
4.00%, 03/01/26	1,020,280	1,067,827
Pool# E02896
3.50%, 05/01/26	1,099,293	1,143,780
Pool# J18127
3.00%, 03/01/27	788,795	811,688
Pool# J18702
3.00%, 03/01/27	897,946	924,007
Pool# J19106
3.00%, 05/01/27	321,007	330,424
Pool# J20471
3.00%, 09/01/27	1,479,740	1,522,687
Pool# D82854
7.00%, 10/01/27	2,714	3,142
Pool# G14609
3.00%, 11/01/27	1,869,329	1,923,584
Pool# C00566
7.50%, 12/01/27	3,695	4,286
Pool# C00678
7.00%, 11/01/28	4,465	5,190
Pool# C18271
7.00%, 11/01/28	3,497	4,072
Pool# C00836
7.00%, 07/01/29	2,194	2,559

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C31282
7.00%, 09/01/29	$359	$415
Pool# C31285
7.00%, 09/01/29	4,615	5,368
Pool# A18212
7.00%, 11/01/29	52,758	61,325
Pool# C32914
8.00%, 11/01/29	3,714	4,375
Pool# C37436
8.00%, 01/01/30	4,305	5,061
Pool# C36306
7.00%, 02/01/30	855	998
Pool# C36429
7.00%, 02/01/30	845	988
Pool# C00921
7.50%, 02/01/30	3,662	4,268
Pool# G01108
7.00%, 04/01/30	1,713	1,995
Pool# C37703
7.50%, 04/01/30	2,374	2,769
Pool# C41561
8.00%, 08/01/30	2,508	2,818
Pool# C01051
8.00%, 09/01/30	7,091	8,351
Pool# C43550
7.00%, 10/01/30	5,325	6,231
Pool# C44017
7.50%, 10/01/30	929	998
Pool# C43967
8.00%, 10/01/30	44,386	52,148
Pool# C44957
8.00%, 11/01/30	5,248	6,182
Pool# C01106
7.00%, 12/01/30	29,094	33,988
Pool# C01103
7.50%, 12/01/30	2,744	3,202
Pool# C01116
7.50%, 01/01/31	2,909	3,399
Pool# C46932
7.50%, 01/01/31	2,813	3,285
Pool# C47287
7.50%, 02/01/31	4,693	5,474
Pool# C48851
7.00%, 03/01/31	2,815	3,295
Pool# G01217
7.00%, 03/01/31	26,929	31,474
Pool# C48206
7.50%, 03/01/31	2,257	2,432
Pool# C91366
4.50%, 04/01/31	395,281	422,380
Pool# C91377
4.50%, 06/01/31	223,956	239,869

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C53324
7.00%, 06/01/31	$2,851	$3,319
Pool# C01209
8.00%, 06/01/31	1,764	2,080
Pool# C54792
7.00%, 07/01/31	22,912	26,763
Pool# C55071
7.50%, 07/01/31	799	936
Pool# G01309
7.00%, 08/01/31	4,880	5,702
Pool# C01222
7.00%, 09/01/31	4,338	5,072
Pool# G01311
7.00%, 09/01/31	33,779	39,450
Pool# G01315
7.00%, 09/01/31	1,282	1,497
Pool# C58647
7.00%, 10/01/31	1,329	1,554
Pool# C58694
7.00%, 10/01/31	10,357	12,132
Pool# C60012
7.00%, 11/01/31	2,211	2,575
Pool# C61298
8.00%, 11/01/31	3,361	3,777
Pool# C61105
7.00%, 12/01/31	7,219	8,430
Pool# C01305
7.50%, 12/01/31	4,059	4,747
Pool# C62218
7.00%, 01/01/32	3,501	4,078
Pool# C63171
7.00%, 01/01/32	15,038	17,584
Pool# C64121
7.50%, 02/01/32	5,145	5,695
Pool# D99004
3.50%, 03/01/32	417,829	432,240
Pool# G30577
3.50%, 04/01/32	902,755	933,893
Pool# C01345
7.00%, 04/01/32	20,116	22,819
Pool# C66744
7.00%, 04/01/32	1,270	1,447
Pool# G01391
7.00%, 04/01/32	59,775	69,849
Pool# C65717
7.50%, 04/01/32	5,267	6,176
Pool# C01370
8.00%, 04/01/32	5,140	6,075
Pool# C66916
7.00%, 05/01/32	22,125	25,861
Pool# C67235
7.00%, 05/01/32	29,217	34,064

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C01381
8.00%, 05/01/32	$26,295	$31,083
Pool# C68290
7.00%, 06/01/32	6,996	7,950
Pool# C68300
7.00%, 06/01/32	33,405	37,895
Pool# D99266
3.50%, 07/01/32	620,541	641,945
Pool# G01449
7.00%, 07/01/32	39,504	46,137
Pool# C68988
7.50%, 07/01/32	4,032	4,339
Pool# C69908
7.00%, 08/01/32	32,196	37,527
Pool# C70211
7.00%, 08/01/32	15,658	18,307
Pool# C91558
3.50%, 09/01/32	167,814	173,550
Pool# C71089
7.50%, 09/01/32	5,975	7,005
Pool# G01536
7.00%, 03/01/33	37,373	43,588
Pool# G30642
3.00%, 05/01/33	324,448	327,756
Pool# G30646
3.00%, 05/01/33	716,722	724,030
Pool# K90535
3.00%, 05/01/33	150,696	152,232
Pool# A16419
6.50%, 11/01/33	27,438	31,410
Pool# A16522
6.50%, 12/01/33	151,658	173,607
Pool# C01806
7.00%, 01/01/34	15,073	17,534
Pool# A21356
6.50%, 04/01/34	81,408	93,240
Pool# C01851
6.50%, 04/01/34	82,037	93,931
Pool# A22067
6.50%, 05/01/34	120,860	137,911
Pool# A24301
6.50%, 05/01/34	120,842	137,993
Pool# A24988
6.50%, 07/01/34	40,549	46,247
Pool# G01741
6.50%, 10/01/34	46,591	53,540
Pool# G08023
6.50%, 11/01/34	88,028	100,177
Pool# A33137
6.50%, 01/01/35	28,658	32,637
Pool# A31989
6.50%, 04/01/35	22,003	24,975

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08064
6.50%, 04/01/35	$65,233	$73,996
Pool# G01947
7.00%, 05/01/35	50,096	58,423
Pool# G08073
5.50%, 08/01/35	535,728	576,326
Pool# A37135
5.50%, 09/01/35	873,762	939,977
Pool# A47368
5.00%, 10/01/35	682,414	731,915
Pool# A38255
5.50%, 10/01/35	655,561	705,240
Pool# A38531
5.50%, 10/01/35	1,078,803	1,160,556
Pool# G08088
6.50%, 10/01/35	368,784	416,620
Pool# A39759
5.50%, 11/01/35	55,699	59,919
Pool# A40376
5.50%, 12/01/35	58,127	62,532
Pool# A42305
5.50%, 01/01/36	148,597	159,858
Pool# A41548
7.00%, 01/01/36	63,787	73,671
Pool# G08111
5.50%, 02/01/36	1,036,927	1,115,506
Pool# A48303
7.00%, 02/01/36	13,118	15,158
Pool# A43452
5.50%, 03/01/36	49,373	53,115
Pool# A43861
5.50%, 03/01/36	435,629	468,642
Pool# A43884
5.50%, 03/01/36	898,844	968,505
Pool# A43885
5.50%, 03/01/36	853,091	919,205
Pool# A43886
5.50%, 03/01/36	1,302,435	1,403,373
Pool# A48378
5.50%, 03/01/36	701,099	755,434
Pool# G08116
5.50%, 03/01/36	196,390	211,273
Pool# G02198
4.50%, 05/01/36	684,010	721,711
Pool# A48735
5.50%, 05/01/36	81,874	88,078
Pool# G02390
6.00%, 09/01/36	710,160	771,855
Pool# A53039
6.50%, 10/01/36	192,681	215,697
Pool# A53219
6.50%, 10/01/36	52,640	59,035

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05254
5.00%, 01/01/37	$677,088	$724,934
Pool# G04331
5.00%, 02/01/37	559,778	599,334
Pool# G05941
6.00%, 02/01/37	3,212,524	3,507,674
Pool# G03620
6.50%, 10/01/37	21,074	23,501
Pool# G03721
6.00%, 12/01/37	322,869	350,111
Pool# G03826
6.00%, 01/01/38	312,338	338,692
Pool# G03969
6.00%, 02/01/38	350,995	380,611
Pool# G04913
5.00%, 03/01/38	1,165,906	1,245,379
Pool# G05299
4.50%, 06/01/38	1,072,348	1,131,453
Pool# G04473
5.50%, 06/01/38	981,779	1,056,180
Pool# G04581
6.50%, 08/01/38	725,191	808,701
Pool# A81674
6.00%, 09/01/38	1,608,903	1,744,654
Pool# A85442
5.00%, 03/01/39	1,337,751	1,428,937
Pool# G05449
4.50%, 05/01/39	3,149,023	3,319,636
Pool# G05459
5.50%, 05/01/39	7,949,819	8,552,266
Pool# A86980
4.50%, 07/01/39	2,229,662	2,350,464
Pool# G05535
4.50%, 07/01/39	2,740,483	2,888,961
Pool# A88133
4.50%, 08/01/39	3,611,842	3,807,531
Pool# A89500
4.50%, 10/01/39	364,580	384,333
Pool# A91165
5.00%, 02/01/40	12,633,082	13,640,275
Pool# A91538
4.50%, 03/01/40	2,651,098	2,794,734
Pool# G05894
4.50%, 04/01/40	2,665,881	2,810,318
Pool# A93996
4.50%, 09/01/40	2,481,869	2,616,336
Pool# A95407
4.00%, 12/01/40	1,329,313	1,384,199
Pool# A96049
4.00%, 01/01/41	3,877,639	4,037,743
Pool# A96050
4.00%, 01/01/41	3,708,007	3,861,107

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A97040
4.00%, 02/01/41	$1,809,392	$1,884,101
Pool# G06818
4.00%, 11/01/41	399,459	416,077
Pool# G06842
4.00%, 12/01/41	249,135	259,500
Pool# Q05783
4.00%, 01/01/42	677,632	705,823
Pool# Q08977
4.00%, 06/01/42	469,422	489,098
Pool# Q11087
4.00%, 09/01/42	548,052	571,365
Pool# G07158
3.50%, 10/01/42	1,684,173	1,708,580
Pool# G07163
3.50%, 10/01/42	711,198	721,838
Pool# Q12051
3.50%, 10/01/42	616,816	625,755
Pool# C09020
3.50%, 11/01/42	1,611,105	1,634,453
Pool# G07264
3.50%, 12/01/42	1,714,559	1,739,407
Pool# Q14292
3.50%, 01/01/43	295,367	299,786
Pool# Q14881
3.50%, 01/01/43	343,068	348,040
Pool# Q15774
3.00%, 02/01/43	3,036,664	2,966,086
Pool# Q15884
3.00%, 02/01/43	1,801,590	1,759,717
Pool# Q16470
3.00%, 03/01/43	2,964,209	2,895,778
Pool# V80002
2.50%, 04/01/43	992,119	918,291
Pool# Q16915
3.00%, 04/01/43	992,079	969,176
Pool# Q18523
3.50%, 05/01/43	3,289,521	3,337,194
Pool# Q18751
3.50%, 06/01/43	3,173,558	3,219,550
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 07/15/28	12,000,000	12,063,750
3.00%, 07/15/28	3,500,000	3,598,984
3.50%, 07/15/28	1,000,000	1,038,750
4.00%, 07/15/28	3,000,000	3,138,750
4.50%, 07/15/28	4,200,000	4,412,625
3.00%, 07/15/43	11,200,000	10,923,500
3.50%, 07/15/43	5,000,000	5,066,015
4.00%, 07/15/43	3,900,000	4,058,133
4.50%, 07/15/43	5,000,000	5,268,359

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478
3.34%, 07/01/41 (a)	$975,557	$1,008,695
Pool# 2B0108
2.62%, 01/01/42 (a)	291,064	298,368
Pool# 2B1381
1.78%, 06/01/43 (a)	100,000	100,159
Federal National Mortgage Association Pool
Pool# 822023
5.50%, 07/01/20	2,515	2,701
Pool# 826869
5.50%, 08/01/20	268,387	288,057
Pool# 835228
5.50%, 08/01/20	5,970	6,407
Pool# 825811
5.50%, 09/01/20	6,458	6,935
Pool# 832837
5.50%, 09/01/20	220,178	236,223
Pool# 839585
5.50%, 09/01/20	31,258	33,549
Pool# 811505
5.50%, 10/01/20	13,910	14,916
Pool# 829704
5.50%, 10/01/20	13,295	14,250
Pool# 838565
5.50%, 10/01/20	247,269	265,172
Pool# 838566
5.50%, 10/01/20	9,373	10,052
Pool# 840102
5.50%, 10/01/20	171,482	183,902
Pool# 841947
5.50%, 10/01/20	12,893	13,802
Pool# 843102
5.50%, 10/01/20	6,926	7,430
Pool# 839100
5.50%, 11/01/20	6,096	6,540
Pool# 840808
5.50%, 11/01/20	1,373	1,449
Pool# 847832
5.50%, 11/01/20	14,440	15,458
Pool# 847920
5.50%, 11/01/20	224,268	240,493
Pool# 830670
5.50%, 12/01/20	12,832	13,778
Pool# 866142
5.50%, 01/01/21	23,255	24,940
Pool# 788210
5.50%, 02/01/21	15,346	15,885
Pool# 837194
5.50%, 02/01/21	2,202	2,364
Pool# 867183
5.50%, 02/01/21	20,268	21,763

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 811558
5.50%, 03/01/21	$208,536	$223,545
Pool# 870296
5.50%, 03/01/21	3,497	3,744
Pool# 878120
5.50%, 04/01/21	10,217	10,963
Pool# 878121
5.50%, 04/01/21	12,095	12,959
Pool# 811559
5.50%, 05/01/21	43,866	46,863
Pool# 879115
5.50%, 05/01/21	25,846	27,757
Pool# 883922
5.50%, 05/01/21	84,526	90,565
Pool# 885440
5.50%, 05/01/21	5,409	5,797
Pool# 845489
5.50%, 06/01/21	1,942	2,079
Pool# 880950
5.50%, 07/01/21	89,179	95,467
Pool# 870092
5.50%, 08/01/21	3,445	3,680
Pool# 896599
5.50%, 08/01/21	1,682	1,800
Pool# 896605
5.50%, 08/01/21	737	766
Pool# 903350
5.00%, 10/01/21	12,751	13,629
Pool# 894126
5.50%, 10/01/21	2,256	2,410
Pool# 902789
5.50%, 11/01/21	144,805	154,381
Pool# 901509
5.00%, 12/01/21	11,779	12,590
Pool# 906708
5.00%, 12/01/21	104,446	111,639
Pool# 905586
5.50%, 12/01/21	134,807	144,017
Pool# 906205
5.50%, 01/01/22	4,675	4,984
Pool# 906317
5.50%, 01/01/22	6,302	6,718
Pool# 928106
5.50%, 02/01/22	127,393	135,818
Pool# 913889
5.50%, 03/01/22	51,338	53,360
Pool# 914385
5.50%, 03/01/22	3,354	3,576
Pool# 913323
5.50%, 04/01/22	6,746	7,180
Pool# 913331
5.50%, 05/01/22	9,297	9,886

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 899438
5.50%, 06/01/22	$73,881	$78,766
Pool# 939673
5.50%, 06/01/22	9,267	9,946
Pool# 928711
6.00%, 09/01/22	309,056	341,451
Pool# AA2549
4.00%, 04/01/24	737,984	776,873
Pool# 934863
4.00%, 06/01/24	1,384,502	1,457,458
Pool# AC1374
4.00%, 08/01/24	655,277	693,903
Pool# AC1529
4.50%, 09/01/24	1,845,584	1,957,112
Pool# AD0244
4.50%, 10/01/24	252,346	267,595
Pool# AD4089
4.50%, 05/01/25	1,872,217	1,985,354
Pool# 890216
4.50%, 07/01/25	469,324	497,685
Pool# AB1609
4.00%, 10/01/25	936,695	986,054
Pool# AH1361
3.50%, 12/01/25	702,944	733,890
Pool# AH1518
3.50%, 12/01/25	471,948	491,988
Pool# AH2717
3.50%, 01/01/26	918,677	957,685
Pool# AH5616
3.50%, 02/01/26	2,271,628	2,368,084
Pool# AL0298
4.00%, 05/01/26	1,681,726	1,781,381
Pool# AJ4093
3.50%, 10/01/26	1,834,215	1,912,097
Pool# AB4277
3.00%, 01/01/27	2,151,213	2,215,413
Pool# AP4746
3.00%, 08/01/27	581,924	599,564
Pool# AP4640
3.00%, 09/01/27	244,186	251,512
Pool# AP7855
3.00%, 09/01/27	2,502,671	2,578,533
Pool# AB6886
3.00%, 11/01/27	303,535	312,783
Pool# AB6887
3.00%, 11/01/27	634,283	653,311
Pool# AQ3758
3.00%, 11/01/27	319,260	328,937
Pool# AQ4532
3.00%, 11/01/27	339,400	349,901
Pool# AQ5096
3.00%, 11/01/27	789,659	813,596

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AQ7406
3.00%, 11/01/27	$238,116	$245,482
Pool# AQ2884
3.00%, 12/01/27	246,536	254,009
Pool# 930998
4.50%, 04/01/29	288,554	305,585
Pool# AH1515
4.00%, 12/01/30	1,407,347	1,471,173
Pool# AD0716
6.50%, 12/01/30	4,878,240	5,541,290
Pool# AB2121
4.00%, 01/01/31	220,472	231,022
Pool# MA0641
4.00%, 02/01/31	1,188,360	1,245,225
Pool# 560868
7.50%, 02/01/31	864	937
Pool# 607212
7.50%, 10/01/31	37,005	43,201
Pool# MA0895
3.50%, 11/01/31	1,211,755	1,251,894
Pool# 607632
6.50%, 11/01/31	159	180
Pool# MA1029
3.50%, 04/01/32	810,406	838,011
Pool# 545556
7.00%, 04/01/32	15,563	17,850
Pool# AO2565
3.50%, 05/01/32	294,496	304,987
Pool# 545605
7.00%, 05/01/32	20,570	23,595
Pool# AO5103
3.50%, 06/01/32	617,726	639,733
Pool# MA1107
3.50%, 07/01/32	108,257	111,945
Pool# 651361
7.00%, 07/01/32	13,556	15,536
Pool# AP1990
3.50%, 08/01/32	378,312	395,277
Pool# AP1997
3.50%, 08/01/32	148,922	154,366
Pool# AO7202
3.50%, 09/01/32	765,521	793,750
Pool# MA1166
3.50%, 09/01/32	641,859	664,324
Pool# 661664
7.50%, 09/01/32	19,741	23,168
Pool# AP3673
3.50%, 10/01/32	565,826	586,691
Pool# AB6962
3.50%, 11/01/32	803,869	833,511
Pool# AQ3343
3.50%, 11/01/32	549,640	569,908

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 689741
5.50%, 02/01/33	$62,469	$68,322
Pool# 656559
6.50%, 02/01/33	105,506	112,066
Pool# 555346
5.50%, 04/01/33	213,331	233,343
Pool# 713560
5.50%, 04/01/33	19,402	21,229
Pool# 694846
6.50%, 04/01/33	26,422	30,224
Pool# 701261
7.00%, 04/01/33	1,943	2,225
Pool# AB9300
3.00%, 05/01/33	271,322	274,162
Pool# AB9402
3.00%, 05/01/33	730,650	738,299
Pool# AB9403
3.00%, 05/01/33	304,606	312,460
Pool# 555421
5.00%, 05/01/33	5,828,121	6,287,896
Pool# 555684
5.50%, 07/01/33	53,771	58,737
Pool# 720087
5.50%, 07/01/33	944,584	1,031,810
Pool# 728721
5.50%, 07/01/33	140,658	153,647
Pool# 743235
5.50%, 10/01/33	101,843	111,247
Pool# 750229
6.50%, 10/01/33	84,381	96,120
Pool# 755872
5.50%, 12/01/33	924,088	1,008,266
Pool# 725221
5.50%, 01/01/34	24,771	27,058
Pool# 725223
5.50%, 03/01/34	2,693	2,941
Pool# 725228
6.00%, 03/01/34	2,215,848	2,429,228
Pool# 725425
5.50%, 04/01/34	1,563,385	1,705,800
Pool# 725423
5.50%, 05/01/34	135,934	148,487
Pool# 725594
5.50%, 07/01/34	602,546	656,681
Pool# 788027
6.50%, 09/01/34	87,717	99,631
Pool# 807310
7.00%, 11/01/34	12,198	14,017
Pool# 735141
5.50%, 01/01/35	1,947,381	2,118,081
Pool# 889852
5.50%, 05/01/35	51,973	56,773

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 995203
5.00%, 07/01/35	$4,775,517	$5,152,895
Pool# 256023
6.00%, 12/01/35	1,674,328	1,833,193
Pool# 745418
5.50%, 04/01/36	367,360	399,676
Pool# 745516
5.50%, 05/01/36	208,254	226,574
Pool# 889745
5.50%, 06/01/36	26,362	28,763
Pool# 888635
5.50%, 09/01/36	644,392	703,092
Pool# 995065
5.50%, 09/01/36	1,106,580	1,210,545
Pool# 907252
7.00%, 12/01/36	70,950	80,821
Pool# 923834
7.00%, 04/01/37	138,079	157,400
Pool# 995024
5.50%, 08/01/37	428,533	465,159
Pool# 925172
7.00%, 08/01/37	20,757	23,677
Pool# 995050
6.00%, 09/01/37	4,745,397	5,171,926
Pool# 947831
7.00%, 10/01/37	200,196	230,603
Pool# 955194
7.00%, 11/01/37	356,296	407,550
Pool# 928940
7.00%, 12/01/37	161,029	183,576
Pool# 257137
7.00%, 03/01/38	7,293	8,306
Pool# 974965
5.00%, 04/01/38	3,850,030	4,145,249
Pool# 257409
7.00%, 10/01/38	206,233	235,099
Pool# 990810
7.00%, 10/01/38	286,062	337,498
Pool# 190396
4.50%, 06/01/39	3,649,941	3,865,373
Pool# AA9611
4.00%, 07/01/39	2,904,386	3,028,844
Pool# AA9809
4.50%, 07/01/39	5,565,455	5,893,947
Pool# AC0397
4.50%, 07/01/39	1,130,100	1,196,802
Pool# 994002
4.00%, 08/01/39	4,235,817	4,438,508
Pool# AC1454
4.00%, 08/01/39	3,595,452	3,749,523
Pool# AC1921
4.00%, 09/01/39	1,681,535	1,753,591

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AC2651
4.00%, 10/01/39	$1,227,113	$1,279,697
Pool# AC7249
4.00%, 11/01/39	1,687,587	1,759,902
Pool# AC9895
3.28%, 04/01/40 (a)	3,247,524	3,365,838
Pool# AC9890
3.29%, 04/01/40 (a)	5,850,886	6,091,763
Pool# AD2888
4.50%, 04/01/40	2,035,866	2,156,030
Pool# AD7992
4.50%, 07/01/40	1,720,142	1,821,670
Pool# AB1388
4.50%, 08/01/40	2,416,596	2,559,231
Pool# AD9153
4.50%, 08/01/40	2,865,986	3,035,146
Pool# AD8536
5.00%, 08/01/40	1,417,633	1,526,337
Pool# AB1500
4.00%, 09/01/40	538,117	561,176
Pool# AB1735
3.50%, 11/01/40	37,449	38,081
Pool# AE9747
4.50%, 12/01/40	2,782,704	2,946,949
Pool# 932888
3.50%, 01/01/41	519,438	529,015
Pool# 932891
3.50%, 01/01/41	83,885	85,380
Pool# AB2067
3.50%, 01/01/41	929,842	946,114
Pool# AB2068
3.50%, 01/01/41	532,237	541,302
Pool# AE6392
4.00%, 02/01/41	1,163,475	1,213,332
Pool# AL0390
5.00%, 05/01/41	2,722,419	2,943,084
Pool# AB3314
4.50%, 07/01/41	4,791,468	5,080,266
Pool# AJ1249
3.31%, 09/01/41 (a)	1,309,051	1,353,765
Pool# AI9851
4.50%, 09/01/41	168,406	178,977
Pool# AL0761
5.00%, 09/01/41	717,629	775,797
Pool# AJ5431
4.50%, 10/01/41	259,073	275,619
Pool# AJ5916
4.00%, 11/01/41	3,381,418	3,527,374
Pool# AJ4861
4.00%, 12/01/41	525,978	548,681
Pool# AJ7689
4.00%, 12/01/41	4,375,901	4,564,783

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AK0714
2.46%, 02/01/42 (a)	$364,138	$374,219
Pool# AK6984
4.00%, 03/01/42	265,432	276,890
Pool# AO0186
4.50%, 04/01/42	407,296	433,945
Pool# AB5185
3.50%, 05/01/42	1,276,223	1,298,158
Pool# AO3575
4.50%, 05/01/42	83,498	88,856
Pool# AO4647
3.50%, 06/01/42	2,297,359	2,336,127
Pool# AB5302
4.50%, 06/01/42	195,124	207,556
Pool# AO8036
4.50%, 07/01/42	2,657,844	2,827,177
Pool# AO9697
4.50%, 07/01/42	147,156	156,118
Pool# AP1919
4.50%, 07/01/42	263,071	279,872
Pool# AB6017
3.50%, 08/01/42	2,536,729	2,579,536
Pool# AP2092
4.50%, 08/01/42	98,983	105,289
Pool# AP6579
3.50%, 09/01/42	2,053,968	2,089,271
Pool# AB6524
3.50%, 10/01/42	3,800,582	3,864,717
Pool# AB7074
3.00%, 11/01/42	1,955,750	1,915,107
Pool# AB6786
3.50%, 11/01/42	533,436	542,438
Pool# AL2677
3.50%, 11/01/42	1,990,236	2,024,443
Pool# AQ1569
3.50%, 11/01/42	1,396,599	1,420,167
Pool# AQ2432
3.00%, 12/01/42	981,160	960,770
Pool# AL3000
3.50%, 12/01/42	2,406,751	2,448,117
Pool# AR4210
3.50%, 01/01/43	471,366	479,320
Pool# AR3806
3.50%, 02/01/43	500,500	508,946
Pool# AT4982
1.93%, 04/01/43 (a)	192,488	194,433
Pool# AR8213
3.50%, 04/01/43	516,734	525,616
Pool# AB9237
3.00%, 05/01/43	1,623,018	1,589,544
Pool# AB9238
3.00%, 05/01/43	2,168,963	2,124,229

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AT4137
3.00%, 05/01/43	$785,014	$768,701
Pool# AB9362
3.50%, 05/01/43	2,707,600	2,754,983
Pool# AT2731
3.50%, 05/01/43	2,496,105	2,538,227
Pool# AT4250
2.10%, 06/01/43 (a)	299,081	299,090
Pool# AT4145
3.00%, 06/01/43	613,417	600,765
Pool# AB9814
3.00%, 07/01/43	2,100,000	2,056,688
Federal National Mortgage Association Pool TBA
2.50%, 07/25/28	20,000,000	20,115,624
3.00%, 07/25/28	1,000,000	1,029,062
3.50%, 07/25/28	600,000	625,219
4.00%, 07/25/28	3,000,000	3,157,500
4.50%, 07/25/28	1,600,000	1,696,000
5.00%, 07/25/28	3,900,000	4,152,281
3.00%, 08/25/28	6,067,663	6,226,465
2.50%, 07/25/43	2,000,000	1,860,312
3.00%, 07/25/43	28,200,000	27,574,312
3.50%, 07/25/43	10,600,000	10,765,625
4.00%, 07/25/43	9,000,000	9,378,985
4.50%, 07/25/43	1,000,000	1,058,672
5.00%, 07/25/43	4,000,000	4,306,250
5.50%, 07/25/43	3,000,000	3,257,813
6.00%, 07/25/43	4,000,000	4,351,250
Government National Mortgage Association I Pool
Pool# 279461
9.00%, 11/15/19	679	760
Pool# 376510
7.00%, 05/15/24	3,548	4,009
Pool# 457801
7.00%, 08/15/28	6,176	7,098
Pool# 486936
6.50%, 02/15/29	3,386	3,903
Pool# 502969
6.00%, 03/15/29	12,465	14,001
Pool# 487053
7.00%, 03/15/29	4,925	5,658
Pool# 781014
6.00%, 04/15/29	9,667	10,853
Pool# 509099
7.00%, 06/15/29	4,314	4,975
Pool# 470643
7.00%, 07/15/29	17,037	19,634
Pool# 434505
7.50%, 08/15/29	210	226

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 416538
7.00%, 10/15/29	$921	$1,056
Pool# 524269
8.00%, 11/15/29	9,142	10,776
Pool# 781124
7.00%, 12/15/29	24,044	28,012
Pool# 507396
7.50%, 09/15/30	93,006	109,129
Pool# 531352
7.50%, 09/15/30	9,059	10,638
Pool# 536334
7.50%, 10/15/30	234	255
Pool# 540659
7.00%, 01/15/31	1,066	1,230
Pool# 486019
7.50%, 01/15/31	2,344	2,751
Pool# 535388
7.50%, 01/15/31	2,444	2,872
Pool# 537406
7.50%, 02/15/31	572	615
Pool# 528589
6.50%, 03/15/31	71,444	82,632
Pool# 508473
7.50%, 04/15/31	13,095	15,261
Pool# 544470
8.00%, 04/15/31	3,925	4,361
Pool# 781287
7.00%, 05/15/31	12,051	14,075
Pool# 549742
7.00%, 07/15/31	5,982	6,881
Pool# 781319
7.00%, 07/15/31	3,766	4,341
Pool# 485879
7.00%, 08/15/31	15,057	17,381
Pool# 572554
6.50%, 09/15/31	148,209	171,292
Pool# 555125
7.00%, 09/15/31	952	1,097
Pool# 781328
7.00%, 09/15/31	11,609	13,556
Pool# 550991
6.50%, 10/15/31	2,368	2,743
Pool# 571267
7.00%, 10/15/31	1,444	1,667
Pool# 574837
7.50%, 11/15/31	2,963	3,475
Pool# 555171
6.50%, 12/15/31	1,646	1,912
Pool# 781380
7.50%, 12/15/31	3,525	4,133
Pool# 781481
7.50%, 01/15/32	17,138	20,069

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 580972
6.50%, 02/15/32	$2,525	$2,931
Pool# 781401
7.50%, 02/15/32	9,327	10,929
Pool# 781916
6.50%, 03/15/32	198,965	229,409
Pool# 552474
7.00%, 03/15/32	9,450	10,906
Pool# 781478
7.50%, 03/15/32	6,393	7,493
Pool# 781429
8.00%, 03/15/32	10,514	12,451
Pool# 781431
7.00%, 04/15/32	41,957	48,378
Pool# 568715
7.00%, 05/15/32	51,521	59,435
Pool# 552616
7.00%, 06/15/32	51,888	59,776
Pool# 570022
7.00%, 07/15/32	50,981	58,650
Pool# 583645
8.00%, 07/15/32	7,110	8,454
Pool# 595077
6.00%, 10/15/32	19,749	22,178
Pool# 596657
7.00%, 10/15/32	5,949	6,827
Pool# 552903
6.50%, 11/15/32	254,494	293,590
Pool# 552952
6.00%, 12/15/32	27,159	30,486
Pool# 588192
6.00%, 02/15/33	13,285	14,919
Pool# 602102
6.00%, 02/15/33	19,183	21,568
Pool# 553144
5.50%, 04/15/33	103,169	113,971
Pool# 604243
6.00%, 04/15/33	47,438	53,293
Pool# 611526
6.00%, 05/15/33	27,023	30,388
Pool# 553320
6.00%, 06/15/33	70,912	79,639
Pool# 572733
6.00%, 07/15/33	10,918	12,242
Pool# 573916
6.00%, 11/15/33	42,708	47,914
Pool# 604788
6.50%, 11/15/33	198,893	228,150
Pool# 604875
6.00%, 12/15/33	104,607	117,292
Pool# 781688
6.00%, 12/15/33	115,835	130,186

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 781690
6.00%, 12/15/33	$47,105	$52,929
Pool# 781699
7.00%, 12/15/33	18,647	21,501
Pool# 621856
6.00%, 01/15/34	55,240	61,977
Pool# 564799
6.00%, 03/15/34	236,240	264,906
Pool# 630038
6.50%, 08/15/34	105,975	121,034
Pool# 781804
6.00%, 09/15/34	138,655	155,119
Pool# 781847
6.00%, 12/15/34	122,131	136,655
Pool# 486921
5.50%, 02/15/35	41,302	45,499
Pool# 781902
6.00%, 02/15/35	110,063	123,187
Pool# 781933
6.00%, 06/15/35	18,424	20,510
Pool# 649454
5.50%, 09/15/35	643,947	709,398
Pool# 649510
5.50%, 10/15/35	971,218	1,069,933
Pool# 649513
5.50%, 10/15/35	1,457,106	1,605,207
Pool# 652207
5.50%, 03/15/36	637,030	700,584
Pool# 652539
5.00%, 05/15/36	68,767	74,612
Pool# 655519
5.00%, 05/15/36	59,902	64,994
Pool# 606308
5.50%, 05/15/36	125,563	138,090
Pool# 606314
5.50%, 05/15/36	43,994	48,383
Pool# 657912
6.50%, 08/15/36	17,309	19,518
Pool# 697957
4.50%, 03/15/39	5,661,544	6,018,487
Pool# 704630
5.50%, 07/15/39	192,310	210,114
Pool# 722292
5.00%, 09/15/39	4,683,038	5,059,693
Pool# 782803
6.00%, 11/15/39	3,049,345	3,372,829
Pool# 733312
4.00%, 09/15/40	207,059	219,474
Pool# 742235
4.00%, 12/15/40	686,511	721,239
Pool# 690662
4.00%, 01/15/41	136,021	144,177

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 719486
4.00%, 01/15/41	$105,945	$112,297
Pool# 742244
4.00%, 01/15/41	543,300	575,877
Pool# 753826
4.00%, 01/15/41	160,524	169,748
Pool# 755958
4.00%, 01/15/41	542,465	574,992
Pool# 755959
4.00%, 01/15/41	386,949	410,876
Pool# 759075
4.00%, 01/15/41	417,006	442,791
Pool# 757555
4.00%, 02/15/41	59,709	63,401
Pool# 757557
4.00%, 02/15/41	104,887	111,176
Pool# 759207
4.00%, 02/15/41	794,928	844,083
Pool# 738107
4.00%, 03/15/41	1,542,104	1,629,751
Pool# 778869
4.00%, 02/15/42	857,071	905,783
Pool# AA6403
3.00%, 05/15/43	2,243,135	2,223,420
Government National Mortgage Association I Pool TBA
3.00%, 07/15/43	1,750,000	1,731,407
3.50%, 07/15/43	5,000,000	5,131,250
4.00%, 07/15/43	900,000	944,367
4.50%, 07/15/43	5,000,000	5,310,547
Government National Mortgage Association II Pool
Pool# G23851
5.50%, 05/20/36	2,262,915	2,500,432
Pool# G24245
6.00%, 09/20/38	1,081,566	1,189,213
Pool# G24559
5.00%, 10/20/39	2,340,976	2,539,502
Pool# G24715
5.00%, 06/20/40	535,105	580,485
Pool# G24747
5.00%, 07/20/40	6,592,422	7,151,490
Pool# G24771
4.50%, 08/20/40	5,749,371	6,156,992
Pool# G24802
5.00%, 09/20/40	3,661,506	3,984,605
Pool# G24834
4.50%, 10/20/40	1,211,641	1,297,545
Pool# 737727
4.00%, 12/20/40	4,005,725	4,251,545
Pool# 737730
4.00%, 12/20/40	1,079,966	1,146,240

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool (continued)
Pool# G24923
4.50%, 01/20/41	$1,821,376	$1,947,663
Pool# G24978
4.50%, 03/20/41	294,726	315,161
Pool# G25017
4.50%, 04/20/41	3,535,476	3,780,612
Pool# G25056
5.00%, 05/20/41	1,065,895	1,156,954
Pool# G25082
4.50%, 06/20/41	1,218,127	1,304,157
Pool# G25139
4.00%, 08/20/41	2,187,121	2,300,834
Pool# G25175
4.50%, 09/20/41	1,255,847	1,344,541
Pool# G2675523
3.50%, 03/20/42	920,776	947,284
Pool# G25332
4.00%, 03/20/42	1,231,186	1,295,198
Pool# G2MA0023
4.00%, 04/20/42	2,443,196	2,570,223
Pool# G2MA0089
4.00%, 05/20/42	2,298,660	2,418,172
Pool# G2MA0392
3.50%, 09/20/42	4,657,846	4,790,486
Pool# G2MA0534
3.50%, 11/20/42	6,993,796	7,192,955
Pool# G2MA0852
3.50%, 03/20/43	3,698,143	3,803,453
Pool# G2MA0934
3.50%, 04/20/43	3,370,847	3,466,838
Pool# G2AF1001
3.50%, 06/20/43	1,600,000	1,647,063
Government National Mortgage Association II Pool TBA
3.00%, 07/15/43	20,000,000	19,793,750
3.50%, 07/15/43	6,400,000	6,571,000

Total U.S. Government Mortgage Backed Agencies (cost $616,852,478)		620,125,630

U.S. Government Sponsored & Agency Obligations 4.7%
Federal Farm Credit Bank 4.88%, 01/17/17 (b)	695,000	791,062
Federal Home Loan Banks
4.88%, 05/17/17	1,125,000	1,277,063
5.25%, 06/05/17	7,000,000	8,004,753
5.50%, 07/15/36	1,500,000	1,867,851
Federal Home Loan Mortgage Corp.
4.38%, 07/17/15 (b)	7,214,000	7,788,811

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. (continued)
1.75%, 09/10/15	$10,900,000	$11,196,358
0.88%, 03/07/18	4,000,000	3,846,457
3.75%, 03/27/19	1,870,000	2,051,640
2.38%, 01/13/22 (b)	3,000,000	2,903,152
6.75%, 09/15/29 (b)	557,000	757,491
6.25%, 07/15/32	1,245,000	1,650,753
Federal National Mortgage Association
3.00%, 09/16/14 (b)	5,325,000	5,502,722
4.63%, 10/15/14	1,779,000	1,876,857
0.38%, 03/16/15 (b)	7,000,000	7,001,355
4.38%, 10/15/15	1,618,000	1,761,866
0.65%, 03/28/16	9,800,000	9,781,477
0.38%, 07/05/16 (b)	10,000,000	9,867,838
5.38%, 06/12/17 (b)	1,995,000	2,310,902
0.88%, 12/20/17	6,000,000	5,842,042
0.88%, 05/21/18 (b)	7,310,000	7,078,448
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	24,105
Tennessee Valley Authority
6.25%, 12/15/17	50,000	60,722
4.50%, 04/01/18	4,635,000	5,257,634
4.88%, 01/15/48	500,000	543,933

Total U.S. Government Sponsored & Agency Obligations (cost $96,001,089)		99,045,292

U.S. Treasury Bonds 5.9%
U.S. Treasury Bonds
8.75%, 05/15/17	124,000	160,657
8.13%, 08/15/19	1,900,000	2,619,625
8.50%, 02/15/20	2,138,000	3,041,639
8.00%, 11/15/21	3,710,000	5,377,761
6.25%, 08/15/23	14,681,000	19,697,774
6.88%, 08/15/25	1,613,000	2,309,110
6.13%, 11/15/27	5,000,000	6,859,375
5.38%, 02/15/31 (b)	4,237,000	5,518,031
4.50%, 02/15/36 (b)	2,620,000	3,119,028
5.00%, 05/15/37	305,000	389,209
3.50%, 02/15/39 (b)	2,285,000	2,321,417
4.25%, 05/15/39	5,595,000	6,430,753
4.50%, 08/15/39	2,380,000	2,844,472
4.38%, 11/15/39 (b)	8,245,000	9,662,109
4.63%, 02/15/40	7,395,000	9,008,034
4.38%, 05/15/40 (b)	2,600,000	3,048,500
3.88%, 08/15/40	1,000,000	1,080,469
4.25%, 11/15/40 (b)	3,400,000	3,907,875
4.75%, 02/15/41 (b)	7,400,000	9,193,344

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value

U.S. Treasury Bonds (continued)
4.38%, 05/15/41	$1,500,000	$1,758,750
3.75%, 08/15/41	8,000,000	8,441,250
3.13%, 11/15/41	7,100,000	6,652,922
3.13%, 02/15/42	2,000,000	1,871,562
2.75%, 08/15/42	5,500,000	4,744,609
3.13%, 02/15/43	4,750,000	4,431,602

Total U.S. Treasury Bonds (cost $115,667,924)		124,489,877

U.S. Treasury Notes 30.1%
U.S. Treasury Notes
2.38%, 08/31/14 (b)	6,302,000	6,459,550
2.38%, 09/30/14	5,605,000	5,754,759
0.25%, 10/31/14 (b)	25,000,000	25,007,813
2.38%, 10/31/14 (b)	20,000,000	20,568,750
0.38%, 11/15/14 (b)	18,000,000	18,036,562
2.13%, 11/30/14 (b)	5,230,000	5,368,922
0.13%, 12/31/14 (b)	10,000,000	9,982,812
0.25%, 01/31/15 (b)	12,000,000	11,996,250
0.25%, 02/15/15 (b)	16,500,000	16,489,688
4.00%, 02/15/15	3,250,000	3,445,000
2.38%, 02/28/15 (b)	18,225,000	18,854,331
0.13%, 04/30/15 (b)	10,000,000	9,962,500
2.50%, 04/30/15	17,475,000	18,163,078
0.25%, 05/15/15 (b)	7,000,000	6,987,968
4.13%, 05/15/15	1,748,000	1,871,179
0.25%, 05/31/15	10,000,000	9,982,812
2.13%, 05/31/15	10,000,000	10,339,062
1.75%, 07/31/15	3,860,000	3,969,165
1.25%, 08/31/15 (b)	14,800,000	15,063,625
1.25%, 09/30/15 (b)	6,700,000	6,821,438
4.50%, 11/15/15 (b)	6,372,000	6,975,349
1.38%, 11/30/15 (b)	7,000,000	7,148,750
2.00%, 01/31/16	10,000,000	10,378,125
2.13%, 02/29/16 (b)	3,500,000	3,644,375
2.38%, 03/31/16	2,000,000	2,097,812
2.00%, 04/30/16 (b)	9,000,000	9,345,938
1.75%, 05/31/16 (b)	12,000,000	12,376,874
3.25%, 06/30/16 (b)	6,135,000	6,603,752
1.00%, 08/31/16	15,000,000	15,117,188
3.00%, 08/31/16 (b)	14,000,000	14,993,125
1.00%, 09/30/16 (b)	4,000,000	4,026,875
3.00%, 09/30/16 (b)	2,460,000	2,636,812
0.88%, 11/30/16 (b)	7,000,000	7,004,375
0.88%, 12/31/16	7,500,000	7,495,313
3.25%, 12/31/16 (b)	12,650,000	13,687,695
0.88%, 01/31/17	4,000,000	3,993,750
4.63%, 02/15/17 (b)	6,365,000	7,206,373
0.88%, 02/28/17 (b)	28,500,000	28,428,750
3.00%, 02/28/17 (b)	2,475,000	2,659,078
1.00%, 03/31/17 (b)	6,000,000	6,005,625
0.88%, 04/30/17	2,000,000	1,990,000
4.50%, 05/15/17	5,775,000	6,540,187

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
0.75%, 06/30/17 (b)	$23,000,000	$22,712,500
2.50%, 06/30/17 (b)	3,530,000	3,729,666
0.50%, 07/31/17	8,000,000	7,808,750
1.88%, 08/31/17 (b)	5,000,000	5,151,563
0.75%, 10/31/17	12,000,000	11,775,000
4.25%, 11/15/17 (b)	3,710,000	4,196,937
0.63%, 11/30/17	5,000,000	4,874,219
2.25%, 11/30/17	4,400,000	4,598,000
0.88%, 01/31/18	7,000,000	6,873,125
0.75%, 02/28/18	2,500,000	2,438,672
0.75%, 03/31/18	8,600,000	8,370,218
2.38%, 05/31/18 (b)	8,000,000	8,387,500
1.38%, 09/30/18	13,000,000	12,943,125
1.38%, 11/30/18 (b)	5,000,000	4,965,625
1.38%, 12/31/18 (b)	8,000,000	7,933,750
3.63%, 08/15/19 (b)	26,080,000	29,046,600
1.00%, 08/31/19	9,000,000	8,616,094
3.38%, 11/15/19 (b)	5,360,000	5,896,837
1.38%, 01/31/20	2,000,000	1,944,375
3.63%, 02/15/20 (b)	7,480,000	8,342,538
1.25%, 02/29/20 (b)	9,700,000	9,334,735
1.13%, 03/31/20 (b)	5,000,000	4,762,500
3.50%, 05/15/20 (b)	19,400,000	21,458,220
3.13%, 05/15/21	5,000,000	5,367,969
2.13%, 08/15/21	1,500,000	1,493,672
1.75%, 05/15/22 (b)	4,000,000	3,813,125
1.63%, 08/15/22	3,000,000	2,814,375
1.63%, 11/15/22	6,800,000	6,347,375
2.00%, 02/15/23 (b)	4,000,000	3,849,375
1.75%, 05/15/23	3,500,000	3,277,422

Total U.S. Treasury Notes (cost $629,049,235)		638,605,247

Yankee Dollars 0.4%
Chemicals 0.0%†
Agrium, Inc.
3.15%, 10/01/22	50,000	47,409
6.13%, 01/15/41	150,000	162,772
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	139,435

		349,616

Commercial Banks 0.0%†
Westpac Banking Corp., 4.63%, 06/01/18	147,000	156,684

Electric Utilities 0.0%†
Hydro Quebec
8.40%, 01/15/22	220,000	300,487
8.88%, 03/01/26	156,000	231,555

		532,042

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	$74,000	$79,598

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	561,225
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	860,405

		1,421,630

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	97,916
Teck Resources Ltd., 3.85%, 08/15/17	100,000	105,625
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	172,043

		375,584

Oil, Gas & Consumable Fuels 0.2%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	296,115
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	416,278
Encana Corp., 6.50%, 08/15/34	350,000	380,944
Nexen, Inc.
5.88%, 03/10/35	133,000	137,044
6.40%, 05/15/37	350,000	381,244
Noble Holding International Ltd., 4.63%, 03/01/21	300,000	314,471
Petro-Canada, 5.95%, 05/15/35	271,000	292,168
Statoil ASA, 6.80%, 01/15/28	350,000	454,942
Suncor Energy, Inc.
6.10%, 06/01/18	805,000	939,915
6.50%, 06/15/38	500,000	574,149
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	156,969
5.75%, 05/15/35	350,000	351,286

		4,695,525

Road & Rail 0.1%
Canadian National Railway Co.
6.90%, 07/15/28	242,000	312,070
6.20%, 06/01/36	236,000	292,214

		604,284

Yankee Dollars (continued)

	Principal Amount	Market Value

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	$413,000	$549,071

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	108,393

Total Yankee Dollars (cost $8,011,998)		8,872,427

Mutual Fund 10.7%

	Shares	Market Value

Money Market Fund 10.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (g)	226,860,311	226,860,311

Total Mutual Fund (cost $226,860,311)		226,860,311

Repurchase Agreements 1.4%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $15,000,150, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 07/01/13 - 07/17/37; total market value $15,300,023. (h)	$15,000,000	15,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $14,680,218, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 - 05/04/37; total market value $14,973,815. (h)	14,680,084	14,680,084

Total Repurchase Agreements (cost $29,680,084)		29,680,084

Total Investments (cost $2,305,580,941) (i) — 110.9%		2,350,946,900

Liabilities in excess of other assets — (10.9)%		(230,150,596)

NET ASSETS — 100.0%		$2,120,796,304

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Bond Index Fund (Continued)

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2013. The maturity date represents the actual maturity date.

(b)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $461,086,412, which was collateralized by repurchase agreements with a value of $29,680,084 and $442,432,343 of collateral in the form of U.S. Government Agency and Treasury Securities, interest rates ranging from 0.00% — 9.50%, and maturity dates ranging from 01/31/14 — 08/20/62, a total value of $472,112,427.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2013. The maturity date reflects the next call date.

(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2013.

(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2013 was $8,834,319 which represents 0.42% of net assets.

(f)	Investment in affiliate.

(g)	Represents 7-day effective yield as of June 30, 2013.

(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $29,680,084.

(i)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.
AB	Stock Company

AG	Stock Corporation

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

SpA	Limited Share Company

TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Bond Index Fund
Assets:
Investment in affiliate, at value (cost $61,427)	$107,887
Investments in non-affiliates, at value *(cost $2,275,839,430)	2,321,158,929
Repurchase agreements, at value and cost	29,680,084

Total Investments	2,350,946,900

Cash	539,242
Interest and dividends receivable	12,523,812
Security lending income receivable	20,349
Receivable for investments sold	19,722,078
Receivable for capital shares issued	377,297
Prepaid expenses	15,442

Total Assets	2,384,145,120

Liabilities:
Payable for investments purchased	233,227,107
Payable for capital shares redeemed	195
Payable upon return of securities loaned (Note 2)	29,680,084
Accrued expenses and other payables:
Investment advisory fees	321,131
Fund administration fees	50,153
Accounting and transfer agent fees	18,793
Trustee fees	617
Custodian fees	12,739
Compliance program costs (Note 3)	1,791
Professional fees	23,526
Printing fees	12,280
Other	400

Total Liabilities	263,348,816

Net Assets	$2,120,796,304

Represented by:
Capital	$2,043,998,075
Accumulated undistributed net investment income	26,817,374
Accumulated net realized gains from non-affiliated investments	4,614,896
Net unrealized appreciation/(depreciation) from investment in affiliate	46,460
Net unrealized appreciation/(depreciation) from investments in non-affiliates	45,319,499

Net Assets	$2,120,796,304

Net Assets:
Class Y Shares	$2,120,796,304

Total	$2,120,796,304

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	200,119,975

Total	200,119,975

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$10.60

*	Includes value of securities on loan of $461,086,412 (Note 2).

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$24,884,171
Income from securities lending (Note 2)	112,064
Dividend income from non-affiliates	110,363
Interest income from affiliate	3,529

Total Income	25,110,127

EXPENSES:
Investment advisory fees	1,866,155
Fund administration fees	293,103
Professional fees	49,176
Printing fees	9,029
Trustee fees	40,983
Custodian fees	36,811
Accounting and transfer agent fees	51,160
Compliance program costs (Note 3)	3,566
Other	30,025

Total expenses before earnings credit	2,380,008

Earnings credit (Note 5)	(304)

Net Expenses	2,379,704

NET INVESTMENT INCOME	22,730,423

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from non-affiliated investments	(530,286)
Net change in unrealized appreciation/(depreciation) from investment in affiliate	(1,555)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(81,452,037)

Net change in unrealized appreciation/(depreciation) from investments in affiliate and non-affiliates	(81,453,592)

Net realized/unrealized losses from affiliated and non-affiliated investments	(81,983,878)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(59,253,455)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	NVIT Bond Index Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$22,730,423	$49,017,394
Net realized gains/(losses) from non-affiliated investments	(530,286)	12,428,895
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(81,453,592)	16,489,796

Change in net assets resulting from operations	(59,253,455)	77,936,085

Distributions to Shareholders From:
Net investment income:
Class Y	–	(54,298,288)
Net realized gains:
Class Y	–	(15,880,836)

Change in net assets from shareholder distributions	–	(70,179,124)

Change in net assets from capital transactions	190,570,461	101,199,383

Change in net assets	131,317,006	108,956,344

Net Assets:
Beginning of period	1,989,479,298	1,880,522,954

End of period	$2,120,796,304	$1,989,479,298

Accumulated undistributed net investment income at end of period	$26,817,374	$4,086,951

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$232,931,561	$288,613,370
Dividends reinvested	–	70,179,124
Cost of shares redeemed	(42,361,100)	(257,593,111)

Total Class Y Shares	190,570,461	101,199,383

Change in net assets from capital transactions	$190,570,461	$101,199,383

SHARE TRANSACTIONS:
Class Y Shares
Issued	21,367,085	26,139,289
Reinvested	–	6,410,733
Redeemed	(3,922,654)	(23,240,210)

Total Class Y Shares	17,444,431	9,309,812

Total change in shares	17,444,431	9,309,812

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Bond Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class Y Shares(d)
Six Months Ended June 30, 2013(e) (Unaudited)	$10.89	0.12	(0.41)	(0.29)	–	–	–	$10.60	(2.66)%	$2,120,796,304	0.24%	2.25%	0.24%	88.07%
Year Ended December 31, 2012(e)	$10.85	0.28	0.16	0.44	(0.31)	(0.09)	(0.40)	$10.89	4.03%	$1,989,479,298	0.24%	2.51%	0.24%	150.75%
Year Ended December 31, 2011(e)	$10.42	0.33	0.45	0.78	(0.35)	–	(0.35)	$10.85	7.56%	$1,880,522,954	0.24%	3.07%	0.27%	111.32%
Year Ended December 31, 2010(e)	$10.21	0.35	0.28	0.63	(0.36)	(0.06)	(0.42)	$10.42	6.31%	$1,632,581,794	0.26%	3.32%	0.28%	207.69%
Year Ended December 31, 2009(e)	$10.09	0.42	0.15	0.57	(0.44)	(0.01)	(0.45)	$10.21	5.77%	$1,464,906,855	0.31%	4.17%	0.31%	143.71%	(f)
Year Ended December 31, 2008	$10.15	0.47	–	0.47	(0.46)	(0.07)	(0.53)	$10.09	4.74%	$1,366,814,698	0.32%	4.60%	0.32%	66.57%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.
(e)	Per share calculations were performed using average shares method.
(f)	The amount shown includes the effect of mortgage dollar roll transactions while the prior year amounts did not include the effect of mortgage dollar roll transactions. In the prior years, had mortgage dollar roll transactions been included, the portfolio turnover would have increased.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Bond Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by unaffiliated insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), to the Fund assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$5,825,576	$—	$5,825,576
Commercial Mortgage Backed Securities	—	36,733,776	—	36,733,776
Corporate Bonds	—	482,308,983	—	482,308,983
Municipal Bonds	—	18,684,553	—	18,684,553
Mutual Fund	226,860,311	—	—	226,860,311
Repurchase Agreements	—	29,680,084	—	29,680,084
Sovereign Bonds	—	59,715,144	—	59,715,144
U.S. Government Mortgage Backed Agencies	—	620,125,630	—	620,125,630
U.S. Government Sponsored & Agency Obligations	—	99,045,292	—	99,045,292
U.S. Treasury Bonds	—	124,489,877	—	124,489,877
U.S. Treasury Notes	—	638,605,247	—	638,605,247
Yankee Dollars	—	8,872,427	—	8,872,427
Total	$226,860,311	$2,124,086,589	$—	$2,350,946,900

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(c)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Funds’ loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$461,086,412
Collateral offsetting(1)	472,112,427
Net Amount(2)	$11,026,015

(1)	Includes $442,432,343 of collateral in the form of U.S. Government Agency and Treasury securities, interest rates ranging from 0.00% to 9.50% and maturity dates ranging from 01/31/14 to 08/20/62.

(2)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(d)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$29,680,084
Collateral offsetting	30,273,838
Net Amount(1)	$593,754

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.195%
$1.5 billion up to $3 billion	0.155%
$3 billion and more	0.145%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.29% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $293,103 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $3,566.

4.  Investment in Affiliated Issuers

The Fund invests in an affiliated issuer. The Fund’s transactions in the shares of affiliated issuer during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2013
Nationwide Financial Services, Inc.	$109,436	$—	$—	$3,529	$—	$107,887

Amounts designated as “—” are zero or have been rounded to zero.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $1,984,513,590 and sales of $1,763,321,501 (excluding short-term securities).

For the six months ended June 30, 2013, the Fund had purchases of $155,489,119 and sales of $84,606,320 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,306,940,236	$70,526,300	$(26,519,636)	$44,006,664

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each NVIT Index Fund (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that all of the NVIT Index Funds had achieved gross performance of their Class Y shares either above that of the Funds’ respective benchmark indexes for the three-year period ended September 30, 2012 or below the benchmark index performance by a small margin.

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

Management Information (Continued)

June 30, 2013

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

NVIT CardinalSM Aggressive Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-AG (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT CardinalSM Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT CardinalSM Aggressive Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class I Shares	Actual	1,000.00	1,103.00	1.72	0.33
	Hypothetical[c]	1,000.00	1,023.16	1.66	0.33
Class II Shares	Actual	1,000.00	1,102.00	2.19	0.42
	Hypothetical[c]	1,000.00	1,022.71	2.11	0.42

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period.The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT CardinalSM Aggressive Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	95.1%
Fixed Income Funds	5.0%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings ††
NVIT Multi-Manager Large Cap Value Fund, Class Y	22.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	18.0%
NVIT Multi-Manager International Value Fund, Class Y	16.0%
NVIT Multi-Manager International Growth Fund, Class Y	14.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	8.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	3.0%
NVIT Core Plus Bond Fund, Class Y	2.5%
NVIT Core Bond Fund, Class Y	2.5%
NVIT Multi-Manager Small Company Fund, Class Y	2.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 95.1%
NVIT Multi-Manager International
Growth Fund, Class Y (a)	622,231	$6,440,091
NVIT Multi-Manager International Value
Fund, Class Y (a)	739,906	7,325,069
NVIT Multi-Manager Large Cap Growth
Fund, Class Y (a)	700,859	8,242,106
NVIT Multi-Manager Large Cap Value
Fund, Class Y (a)	913,525	10,076,182
NVIT Multi-Manager Mid Cap Growth
Fund, Class Y *(a)	261,157	3,217,451
NVIT Multi-Manager Mid Cap Value
Fund, Class Y (a)	298,861	3,667,025
NVIT Multi-Manager Small Cap Growth
Fund, Class Y *(a)	67,503	1,376,395
NVIT Multi-Manager Small Cap Value
Fund, Class Y (a)	165,670	2,304,475
NVIT Multi-Manager Small Company
Fund, Class Y (a)	40,394	920,569

Total Equity Funds (cost $38,200,184)		43,569,363

Fixed Income Funds 5.0%
NVIT Core Bond Fund, Class Y (a)	103,669	1,140,359
NVIT Core Plus Bond Fund, Class Y (a)	99,233	1,142,166

Total Fixed Income Funds (cost $2,297,107)		2,282,525

Total Mutual Funds (cost $40,497,291)		45,851,888

Total Investments (cost $40,497,291) (b) — 100.1%		45,851,888

Liabilities in excess of other assets — (0.1)%		(23,934)

NET ASSETS — 100.0%		$45,827,954

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT CardinalSM Aggressive Fund
Assets:
Investments in affiliates, at value (cost $40,497,291)	$45,851,888
Receivable for capital shares issued	74,612
Prepaid expenses	339

Total Assets	45,926,839

Liabilities:
Payable for investments purchased	65,506
Payable for capital shares redeemed	9,095
Accrued expenses and other payables:
Investment advisory fees	2,047
Fund administration fees	4,190
Distribution fees	2,534
Administrative servicing fees	1,803
Accounting and transfer agent fees	110
Trustee fees	13
Custodian fees	209
Compliance program costs (Note 3)	37
Professional fees	6,078
Printing fees	7,031
Other	232

Total Liabilities	98,885

Net Assets	$45,827,954

Represented by:
Capital	$38,082,607
Accumulated undistributed net investment income	41,640
Accumulated net realized gains from affiliated investments	2,349,110
Net unrealized appreciation/(depreciation) from investments in affiliates	5,354,597

Net Assets	$45,827,954

Net Assets:
Class I Shares	$10,179,329
Class II Shares	35,648,625

Total	$45,827,954

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,033,691
Class II Shares	3,624,931

Total	4,658,622

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.85
Class II Shares	$9.83

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT CardinalSM Aggressive Fund
EXPENSES:
Investment advisory fees	$42,431
Fund administration fees	25,341
Distribution fees Class II Shares	41,256
Administrative servicing fees Class I Shares	2,357
Administrative servicing fees Class II Shares	8,251
Professional fees	6,412
Printing fees	7,460
Trustee fees	748
Custodian fees	757
Compliance program costs (Note 3)	74
Other	3,264

Total expenses before earnings credit, fees waived, and expenses reimbursed	138,351

Earnings credit (Note 5)	(6)
Distribution fees waived — Class II (Note 3)	(26,404)
Expenses reimbursed by adviser (Note 3)	(27,030)

Net Expenses	84,911

NET INVESTMENT LOSS	(84,911)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	1,170,596
Net change in unrealized appreciation/(depreciation) from investments in affiliates	2,963,438

Net realized/unrealized gains from affiliated investments	4,134,034

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,049,123

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Aggressive Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(84,911)	$222,829
Net realized gains from affiliated investments	1,170,596	1,394,992
Net change in unrealized appreciation/(depreciation) from investments in affiliates	2,963,438	3,683,279

Change in net assets resulting from operations	4,049,123	5,301,100

Distributions to Shareholders From:
Net investment income:
Class I	–	(84,585)
Class II	–	(289,123)
Net realized gains:
Class I	–	(313,874)
Class II	–	(1,152,220)

Change in net assets from shareholder distributions	–	(1,839,802)

Change in net assets from capital transactions	2,539,957	3,754,487

Change in net assets	6,589,080	7,215,785

Net Assets:
Beginning of period	39,238,874	32,023,089

End of period	$45,827,954	$39,238,874

Accumulated undistributed net investment income at end of period	$41,640	$126,551

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,603,340	$2,617,175
Dividends reinvested	–	398,459
Cost of shares redeemed	(827,818)	(1,708,652)

Total Class I Shares	775,522	1,306,982

Class II Shares
Proceeds from shares issued	8,968,948	5,155,641
Dividends reinvested	–	1,441,343
Cost of shares redeemed	(7,204,513)	(4,149,479)

Total Class II Shares	1,764,435	2,447,505

Change in net assets from capital transactions	$2,539,957	$3,754,487

SHARE TRANSACTIONS:
Class I Shares
Issued	167,016	300,287
Reinvested	–	45,263
Redeemed	(86,340)	(191,842)

Total Class I Shares	80,676	153,708

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Aggressive Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Class II Shares
Issued	938,290	592,407
Reinvested	–	163,958
Redeemed	(757,222)	(474,196)

Total Class II Shares	181,068	282,169

Total change in shares	261,744	435,877

Amounts	designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$8.93	(0.02)	0.94	0.92	–	–	–	–	$9.85	10.30%	$10,179,329	0.33%	(0.33)%	0.46%	16.49%
Year Ended December 31, 2012(e)	$8.09	0.06	1.24	1.30	(0.09)	(0.37)	–	(0.46)	$8.93	16.22%	$8,511,164	0.33%	0.71%	0.49%	18.50%
Year Ended December 31, 2011(e)	$8.95	0.08	(0.63)	(0.55)	(0.18)	(0.13)	–	(0.31)	$8.09	(6.19)%	$6,466,762	0.33%	0.94%	0.49%	26.41%
Year Ended December 31, 2010(e)	$8.41	0.08	1.17	1.25	(0.03)	(0.68)	–	(0.71)	$8.95	15.00%	$4,407,665	0.33%	0.87%	0.60%	51.11%
Year Ended December 31, 2009(e)	$6.57	0.07	1.84	1.91	(0.07)	–	–	(0.07)	$8.41	29.30%	$1,976,590	0.33%	0.95%	0.53%	32.02%
Period Ended December 31, 2008(e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.73)%	$1,559,214	0.30%	0.98%	0.81%	26.73%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$8.92	(0.02)	0.93	0.91	–	–	–	–	$9.83	10.20%	$35,648,625	0.42%	(0.42)%	0.71%	16.49%
Year Ended December 31, 2012(e)	$8.08	0.05	1.25	1.30	(0.09)	(0.37)	–	(0.46)	$8.92	16.15%	$30,727,710	0.42%	0.61%	0.74%	18.50%
Year Ended December 31, 2011(e)	$8.94	0.06	(0.61)	(0.55)	(0.18)	(0.13)	–	(0.31)	$8.08	(6.38)%	$25,556,327	0.42%	0.67%	0.74%	26.41%
Year Ended December 31, 2010(e)	$8.41	0.07	1.17	1.24	(0.03)	(0.68)	–	(0.71)	$8.94	14.96%	$25,330,361	0.42%	0.85%	0.84%	51.11%
Year Ended December 31, 2009(e)	$6.57	0.06	1.85	1.91	(0.07)	–	–	(0.07)	$8.41	29.20%	$13,047,556	0.42%	0.89%	0.78%	32.02%
Period Ended December 31, 2008(e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.76)%	$5,666,187	0.41%	1.03%	1.20%	26.73%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When the fair value factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Six Months Ended June 30, 2013 Amount	Total
$50,958	$52,705	$55,633	$27,030	$186,326

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $25,341 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $74.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the six months ended June 30, 2013, the waiver of such distribution fees by NFD amounted to $26,404.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $10,608 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$5,526,438	$1,555,184	$784,629	$–	$124,331	$6,440,091
NVIT Multi-Manager International Value Fund, Class Y	6,478,943	1,882,059	1,118,076	–	29,395	7,325,069
NVIT Multi-Manager Large Cap Growth Fund, Class Y	6,950,278	1,568,594	1,076,490	–	219,941	8,242,106
NVIT Multi-Manager Large Cap Value Fund, Class Y	8,612,634	1,852,312	1,886,996	–	339,772	10,076,182
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2,750,774	574,793	529,877	–	106,080	3,217,451
NVIT Multi-Manager Mid Cap Value Fund, Class Y	3,131,656	584,157	627,041	–	92,512	3,667,025
NVIT Multi-Manager Small Cap Growth Fund, Class Y	1,143,333	259,682	221,255	–	65,138	1,376,395
NVIT Multi-Manager Small Cap Value Fund, Class Y	1,987,880	437,039	468,040	–	139,156	2,304,475
NVIT Multi-Manager Small Company Fund, Class Y	781,343	173,060	164,458	–	49,294	920,569
NVIT Core Bond Fund, Class Y	950,328	314,143	93,318	–	2,685	1,140,359
NVIT Core Plus Bond Fund, Class Y	948,949	315,424	90,969	–	2,292	1,142,166

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $9,516,447 and sales of $7,061,149 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$40,622,096	$5,244,712	$(14,920)	$5,229,792

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that most of the NVIT Cardinal Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, and that most of the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) were above the Funds’ expense group medians (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year). The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees noted that, according to management, each of the Funds had experienced a decrease in expenses over the past year and that NFA believed that breakpoints at the underlying Funds’ level were providing tangible and appropriate benefits to shareholders of the Funds. The Trustees also considered that, in the course of the Trustees’ review of the Fund’s contractual agreements, NFA agreed to implement new breakpoints in the advisory fees of each Fund and to implement breakpoints in the advisory fees paid by underlying Funds that did not previously have breakpoints.

21

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below their respective performance universe medians for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the NVIT Cardinal Funds are managed to produce total return performance principally by investing at relatively fixed asset allocations over time in the Funds’ six core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc.
(dental products) from 2002 to present,
Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT CardinalSM Balanced Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-BAL (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT CardinalSM Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT CardinalSM Balanced Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class I Shares	Actual	1,000.00	1,048.10	1.47	0.29
	Hypothetical[c]	1,000.00	1,023.36	1.45	0.29
Class II Shares	Actual	1,000.00	1,048.20	1.93	0.38
	Hypothetical[c]	1,000.00	1,022.91	1.91	0.38

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT CardinalSM Balanced Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	50.6%
Fixed Income Funds	49.4%
Liabilities in excess of other assets††	0.0%

100.0%

Top Holdings †††
NVIT Short-Term Bond Fund, Class Y	21.9%
NVIT Multi-Manager Large Cap Value Fund, Class Y	14.3%
NVIT Core Bond Fund, Class Y	13.8%
NVIT Core Plus Bond Fund, Class Y	13.7%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	11.1%
NVIT Multi-Manager International Value Fund, Class Y	6.8%
NVIT Multi-Manager International Growth Fund, Class Y	5.8%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.1%
NVIT Multi-Manager Small Cap Value Fund, Class Y	2.1%
Other Holdings	2.3%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 50.6%
NVIT Multi-Manager International Growth Fund, Class Y (a)	10,557,708	$109,272,274
NVIT Multi-Manager International Value Fund, Class Y (a)	12,812,317	126,841,935
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	17,663,945	207,727,992
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	24,349,174	268,571,391
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	4,727,699	58,245,250
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	7,886,176	96,763,376
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	1,119,936	22,835,504
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	2,815,639	39,165,540
NVIT Multi-Manager Small Company Fund, Class Y (a)	872,954	19,894,617

Total Equity Funds (cost $769,594,134)		949,317,879

Fixed Income Funds 49.4%
NVIT Core Bond Fund, Class Y (a)	23,417,795	257,595,750
NVIT Core Plus Bond Fund, Class Y (a)	22,380,169	257,595,750
NVIT Short-Term Bond Fund, Class Y (a)	39,161,923	411,200,186

Total Fixed Income Funds (cost $916,762,433)		926,391,686

Total Mutual Funds (cost $1,686,356,567)		1,875,709,565

Total Investments (cost $1,686,356,567) (b) — 100.0%		1,875,709,565

Liabilities in excess of other assets — 0.0%†		(561,028)

NET ASSETS — 100.0%		$1,875,148,537

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT CardinalSM Balanced Fund
Assets:
Investments in affiliates, at value (cost $1,686,356,567)	$1,875,709,565
Receivable for capital shares issued	430,472
Prepaid expenses	14,515

Total Assets	1,876,154,552

Liabilities:
Payable for investments purchased	427,328
Payable for capital shares redeemed	2,673
Accrued expenses and other payables:
Investment advisory fees	306,572
Fund administration fees	37,914
Distribution fees	127,647
Administrative servicing fees	72,123
Accounting and transfer agent fees	205
Trustee fees	533
Custodian fees	10,310
Compliance program costs (Note 3)	1,572
Professional fees	10,431
Printing fees	8,363
Other	344

Total Liabilities	1,006,015

Net Assets	$1,875,148,537

Represented by:
Capital	$1,620,464,915
Accumulated undistributed net investment income	3,597,633
Accumulated net realized gains from affiliated investments	61,732,991
Net unrealized appreciation/(depreciation) from investments in affiliates	189,352,998

Net Assets	$1,875,148,537

Net Assets:
Class I Shares	$157,470,642
Class II Shares	1,717,677,895

Total	$1,875,148,537

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,904,742
Class II Shares	151,980,680

Total	165,885,422

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.32
Class II Shares	$11.30

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT CardinalSM Balanced Fund
EXPENSES:
Investment advisory fees	$1,810,227
Fund administration fees	218,876
Distribution fees Class II Shares	2,076,450
Administrative servicing fees Class I Shares	38,895
Administrative servicing fees Class II Shares	415,302
Professional fees	34,248
Printing fees	9,541
Trustee fees	31,956
Custodian fees	32,794
Accounting and transfer agent fees	65
Compliance program costs (Note 3)	3,196
Other	19,967

Total expenses before fees waived	4,691,517

Distribution fees waived — Class II (Note 3)	(1,328,942)

Net Expenses	3,362,575

NET INVESTMENT LOSS	(3,362,575)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from affiliated investments	20,286,937
Net change in unrealized appreciation/(depreciation) from investments in affiliates	66,608,190

Net realized/unrealized gains from affiliated investments	86,895,127

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$83,532,552

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Balanced Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(3,362,575)	$20,665,193
Net realized gains from affiliated investments	20,286,937	49,069,343
Net change in unrealized appreciation/(depreciation) from investments in affiliates	66,608,190	93,823,789

Change in net assets resulting from operations	83,532,552	163,558,325

Distributions to Shareholders From:
Net investment income:
Class I	–	(2,294,314)
Class II	–	(22,694,612)
Net realized gains:
Class I	–	(1,792,872)
Class II	–	(18,374,637)

Change in net assets from shareholder distributions	–	(45,156,435)

Change in net assets from capital transactions	65,361,037	201,181,477

Change in net assets	148,893,589	319,583,367

Net Assets:
Beginning of period	1,726,254,948	1,406,671,581

End of period	$1,875,148,537	$1,726,254,948

Accumulated undistributed net investment income at end of period	$3,597,633	$6,960,208

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,530,901	$3,234,564
Dividends reinvested	–	4,087,186
Cost of shares redeemed	(2,236,344)	(3,477,539)

Total Class I Shares	(705,443)	3,844,211

Class II Shares
Proceeds from shares issued	80,018,192	185,857,998
Dividends reinvested	–	41,069,249
Cost of shares redeemed	(13,951,712)	(29,589,981)

Total Class II Shares	66,066,480	197,337,266

Change in net assets from capital transactions	$65,361,037	$201,181,477

SHARE TRANSACTIONS:
Class I Shares
Issued	135,811	305,562
Reinvested	–	379,217
Redeemed	(198,910)	(328,363)

Total Class I Shares	(63,099)	356,416

Class II Shares
Issued	7,094,424	17,599,606
Reinvested	–	3,819,739
Redeemed	(1,240,175)	(2,779,832)

Total Class II Shares	5,854,249	18,639,513

Total change in shares	5,791,150	18,995,929

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.80	(0.02)	0.54	0.52	–	–	–	–	$11.32	4.81%	$157,470,642	0.29%	(0.29)%	0.29%	5.72%
Year Ended December 31, 2012(e)	$9.98	0.14	0.98	1.12	(0.17)	(0.13)	–	(0.30)	$10.80	11.24%	$150,830,174	0.29%	1.32%	0.29%	8.90%
Year Ended December 31, 2011(e)	$10.44	0.14	(0.27)	(0.13)	(0.27)	(0.06)	–	(0.33)	$9.98	(1.26)%	$135,872,430	0.29%	1.38%	0.29%	7.65%
Year Ended December 31, 2010(e)	$9.55	0.41	0.58	0.99	(0.10)	–	–	(0.10)	$10.44	10.46%	$137,723,174	0.29%	4.00%	0.29%	3.87%
Year Ended December 31, 2009(e)	$8.12	0.15	1.45	1.60	(0.17)	–	–	(0.17)	$9.55	19.88%	$2,353,767	0.30%	1.72%	0.30%	8.76%
Period Ended December 31, 2008(f)	$10.00	0.12	(1.82)	(1.70)	(0.14)	(0.04)	–	(0.18)	$8.12	(17.10)%	$1,767,818	0.26%	1.90%	0.34%	13.21%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.78	(0.02)	0.54	0.52	–	–	–	–	$11.30	4.82%	$1,717,677,895	0.38%	(0.38)%	0.54%	5.72%
Year Ended December 31, 2012(e)	$9.97	0.14	0.96	1.10	(0.16)	(0.13)	–	(0.29)	$10.78	11.06%	$1,575,424,774	0.38%	1.30%	0.54%	8.90%
Year Ended December 31, 2011(e)	$10.42	0.14	(0.27)	(0.13)	(0.26)	(0.06)	–	(0.32)	$9.97	(1.35)%	$1,270,799,151	0.38%	1.38%	0.54%	7.65%
Year Ended December 31, 2010(e)	$9.54	0.14	0.83	0.97	(0.09)	–	–	(0.09)	$10.42	10.41%	$933,309,153	0.38%	1.38%	0.54%	3.87%
Year Ended December 31, 2009(e)	$8.11	0.15	1.45	1.60	(0.17)	–	–	(0.17)	$9.54	19.82%	$424,990,355	0.38%	1.75%	0.54%	8.76%
Period Ended December 31, 2008(f)	$10.00	0.12	(1.83)	(1.71)	(0.14)	(0.04)	–	(0.18)	$8.11	(17.23)%	$144,896,681	0.39%	2.73%	0.59%	13.21%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $218,876 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $3,196.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the six months ended June 30, 2013, the waiver of such distribution fees by NFD amounted to $1,328,942.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $454,197 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$105,934,306	$2,192,181	$1,762,850	$–	$752,081	$109,272,274
NVIT Multi-Manager International Value Fund, Class Y	126,736,750	4,190,459	6,015,782	–	2,267,637	126,841,935
NVIT Multi-Manager Large Cap Growth Fund, Class Y	190,029,221	2,319,723	6,239,322	–	2,395,985	207,727,992
NVIT Multi-Manager Large Cap Value Fund, Class Y	245,107,251	2,952,375	21,693,509	–	8,548,994	268,571,391
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	52,761,215	632,652	3,106,633	–	849,362	58,245,250
NVIT Multi-Manager Mid Cap Value Fund, Class Y	87,549,009	1,054,420	7,958,439	–	3,523,934	96,763,376
NVIT Multi-Manager Small Cap Growth Fund, Class Y	17,060,806	2,844,675	84,867	–	43,440	22,835,504
NVIT Multi-Manager Small Cap Value Fund, Class Y	35,570,797	421,768	2,998,070	–	1,226,531	39,165,540
NVIT Multi-Manager Small Company Fund, Class Y	17,482,161	210,884	629,514	–	357,867	19,894,617
NVIT Core Bond Fund, Class Y	238,163,670	27,632,695	777,465	–	110,283	257,595,750
NVIT Core Plus Bond Fund, Class Y	237,822,274	28,032,027	777,465	–	133,735	257,595,750
NVIT Short Term Bond Fund, Class Y	321,881,600	93,330,566	1,055,131	–	77,088	411,200,186
NVIT Money Market Fund, Class Y	50,709,017	632,652	51,341,669	–	–	–
Amounts	designated as “–” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $166,447,077 and sales of $104,440,716 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,687,114,573	$188,594,992	$—	$188,594,992
Amount	designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

19

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that most of the NVIT Cardinal Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, and that most of the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) were above the Funds’ expense group medians (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year). The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees noted that, according to management, each of the Funds had experienced a decrease in expenses over the past year and that NFA believed that breakpoints at the underlying Funds’ level were providing tangible and appropriate benefits to shareholders of the Funds. The Trustees also considered that, in the course of the Trustees’ review of the Fund’s contractual agreements, NFA agreed to implement new breakpoints in the advisory fees of each Fund and to implement breakpoints in the advisory fees paid by underlying Funds that did not previously have breakpoints.

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below their respective performance universe medians for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the NVIT Cardinal Funds are managed to produce total return performance principally by investing at relatively fixed asset allocations over time in the Funds’ six core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

21

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

22

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26

NVIT CardinalSM Capital Appreciation Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CAP (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT CardinalSM Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT CardinalSM Capital Appreciation Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class I Shares	Actual	1,000.00	1,073.20	1.44	0.28
	Hypothetical[c]	1,000.00	1,023.41	1.40	0.28
Class II Shares	Actual	1,000.00	1,072.20	1.90	0.37
	Hypothetical[c]	1,000.00	1,022.96	1.86	0.37

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT CardinalSM Capital Appreciation Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	70.8%
Fixed Income Funds	29.2%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Multi-Manager Large Cap Value Fund, Class Y	18.4%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15.2%
NVIT Multi-Manager International Value Fund, Class Y	10.5%
NVIT Short-Term Bond Fund, Class Y	9.8%
NVIT Core Plus Bond Fund, Class Y	9.7%
NVIT Core Bond Fund, Class Y	9.7%
NVIT Multi-Manager International Growth Fund, Class Y	8.7%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.3%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.2%
NVIT Multi-Manager Small Cap Value Fund, Class Y	3.1%
Other Holdings	3.4%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 70.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	22,079,173	$228,519,438
NVIT Multi-Manager International Value Fund, Class Y (a)	27,899,246	276,202,537
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	33,877,592	398,400,479
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	43,752,406	482,589,041
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	8,865,736	109,225,869
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	15,528,187	190,530,849
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	2,969,043	60,538,788
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	5,940,110	82,626,934
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,227,771	27,980,910

Total Equity Funds (cost $1,530,133,317)		1,856,614,845

Fixed Income Funds 29.2%
NVIT Core Bond Fund, Class Y (a)	23,075,115	253,826,269
NVIT Core Plus Bond Fund, Class Y (a)	22,083,064	254,176,066
NVIT Short-Term Bond Fund, Class Y (a)	24,601,585	258,316,637

Total Fixed Income Funds (cost $758,616,383)		766,318,972

Total Mutual Funds (cost $2,288,749,700)		2,622,933,817

Total Investments (cost $2,288,749,700) (b) — 100.0%		2,622,933,817

Liabilities in excess of other assets — 0.0%†		(786,356)

NET ASSETS — 100.0%		$2,622,147,461

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $2,288,749,700)	$2,622,933,817
Receivable for investments sold	171,483
Receivable for capital shares issued	36,979
Prepaid expenses	20,614

Total Assets	2,623,162,893

Liabilities:
Payable for capital shares redeemed	207,797
Accrued expenses and other payables:
Investment advisory fees	420,343
Fund administration fees	51,892
Distribution fees	194,550
Administrative servicing fees	101,731
Accounting and transfer agent fees	250
Trustee fees	751
Custodian fees	14,839
Compliance program costs (Note 3)	2,238
Professional fees	12,684
Printing fees	7,961
Other	396

Total Liabilities	1,015,432

Net Assets	$2,622,147,461

Represented by:
Capital	$2,176,263,131
Accumulated undistributed net investment income	5,591,206
Accumulated net realized gains from affiliated investments	106,109,007
Net unrealized appreciation/(depreciation) from investments in affiliates	334,184,117

Net Assets	$2,622,147,461

Net Assets:
Class I Shares	$16,633,739
Class II Shares	2,605,513,722

Total	$2,622,147,461

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,473,150
Class II Shares	230,936,126

Total	232,409,276

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.29
Class II Shares	$11.28

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund
EXPENSES:
Investment advisory fees	$2,546,868
Fund administration fees	301,844
Distribution fees Class II Shares	3,201,541
Administrative servicing fees Class I Shares	4,058
Administrative servicing fees Class II Shares	640,327
Professional fees	46,469
Printing fees	10,146
Trustee fees	45,390
Custodian fees	46,731
Accounting and transfer agent fees	82
Compliance program costs (Note 3)	4,540
Other	27,304

Total expenses before fees waived	6,875,300

Distribution fees waived - Class II (Note 3)	(2,049,009)

Net Expenses	4,826,291

NET INVESTMENT LOSS	(4,826,291)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	30,726,182
Net change in unrealized appreciation/(depreciation) from investments in affiliates	152,451,003

Net realized/unrealized gains from affiliated investments	183,177,185

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$178,350,894

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Capital Appreciation Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(4,826,291)	$23,764,526
Net realized gains from affiliated investments	30,726,182	87,063,747
Net change in unrealized appreciation/(depreciation) from investments in affiliates	152,451,003	175,041,206

Change in net assets resulting from operations	178,350,894	285,869,479

Distributions to Shareholders From:
Net investment income:
Class I	–	(208,373)
Class II	–	(31,282,530)
Net realized gains:
Class I	–	(207,851)
Class II	–	(33,407,282)

Change in net assets from shareholder distributions	–	(65,106,036)

Change in net assets from capital transactions	1,642,039	206,979,731

Change in net assets	179,992,933	427,743,174

Net Assets:
Beginning of period	2,442,154,528	2,014,411,354

End of period	$2,622,147,461	$2,442,154,528

Accumulated undistributed net investment income at end of period	$5,591,206	$10,417,497

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,563,620	$3,397,971
Dividends reinvested	—	416,224
Cost of shares redeemed	(2,284,346)	(2,886,294)

Total Class I Shares	279,274	927,901

Class II Shares
Proceeds from shares issued	33,970,534	203,643,665
Dividends reinvested	–	64,689,812
Cost of shares redeemed	(32,607,769)	(62,281,647)

Total Class II Shares	1,362,765	206,051,830

Change in net assets from capital transactions	$1,642,039	$206,979,731

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Capital Appreciation Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	231,816	332,438
Reinvested	–	39,770
Redeemed	(205,311)	(281,616)

Total Class I Shares	26,505	90,592

Class II Shares
Issued	3,088,808	20,190,196
Reinvested	–	6,186,236
Redeemed	(2,917,860)	(6,079,890)

Total Class II Shares	170,948	20,296,542

Total change in shares	197,453	20,387,134

Amounts designated as “–“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Capital Appreciation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.52	(0.02)	0.79	0.77	–	–	–	–	$11.29	7.32%	$16,633,739	0.28%	(0.28)%	0.28%	3.61%
Year Ended December 31, 2012(e)	$9.51	0.11	1.20	1.31	(0.15)	(0.15)	–	(0.30)	$10.52	13.74%	$15,219,125	0.29%	1.11%	0.29%	9.20%
Year Ended December 31, 2011(e)	$10.14	0.12	(0.45)	(0.33)	(0.24)	(0.06)	–	(0.30)	$9.51	(3.37)%	$12,899,136	0.29%	1.22%	0.29%	10.20%
Year Ended December 31, 2010(e)	$9.09	0.12	1.00	1.12	(0.07)	–	–	(0.07)	$10.14	12.46%	$9,175,067	0.29%	1.28%	0.29%	3.48%
Year Ended December 31, 2009(e)	$7.43	0.13	1.66	1.79	(0.13)	–	–	(0.13)	$9.09	24.25%	$4,277,333	0.30%	1.59%	0.30%	9.53%
Period Ended December 31, 2008(e)(f)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	–	(0.20)	$7.43	(23.81)%	$2,016,215	0.27%	1.53%	0.34%	14.19%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.52	(0.02)	0.78	0.76	–	–	–	–	$11.28	7.22%	$2,605,513,722	0.37%	(0.37)%	0.53%	3.61%
Year Ended December 31, 2012(e)	$9.51	0.11	1.19	1.30	(0.14)	(0.15)	–	(0.29)	$10.52	13.64%	$2,426,935,403	0.38%	1.03%	0.54%	9.20%
Year Ended December 31, 2011(e)	$10.14	0.12	(0.46)	(0.34)	(0.23)	(0.06)	–	(0.29)	$9.51	(3.45)%	$2,001,512,218	0.38%	1.20%	0.54%	10.20%
Year Ended December 31, 2010(e)	$9.09	0.11	1.01	1.12	(0.07)	–	–	(0.07)	$10.14	12.39%	$1,310,902,638	0.38%	1.22%	0.54%	3.48%
Year Ended December 31, 2009(e)	$7.43	0.13	1.65	1.78	(0.12)	–	–	(0.12)	$9.09	24.16%	$544,708,502	0.38%	1.55%	0.54%	9.53%
Period Ended December 31, 2008(e)(f)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	–	(0.20)	$7.43	(23.84)%	$114,509,407	0.39%	1.95%	0.59%	14.19%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $301,844 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $4,540.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the six months ended June 30, 2013, the waiver of such distribution fees by NFD amounted to $2,049,009.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $644,385 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$223,154,486	$1,823,721	$2,502,663	$—	$936,628	$228,519,438
NVIT Multi-Manager International Value Fund, Class Y	279,700,638	4,126,786	11,791,618	—	2,953,408	276,202,537
NVIT Multi-Manager Large Cap Growth Fund, Class Y	363,881,807	3,039,536	9,887,694	—	3,648,393	398,400,479
NVIT Multi-Manager Large Cap Value Fund, Class Y	442,530,879	3,647,443	39,795,707	—	12,579,874	482,589,041
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	98,796,566	810,543	5,287,215	—	1,424,543	109,225,869
NVIT Multi-Manager Mid Cap Value Fund, Class Y	172,123,937	1,418,450	14,701,636	—	4,403,641	190,530,849
NVIT Multi-Manager Small Cap Growth Fund, Class Y	47,898,402	7,670,508	3,349,665	—	1,642,965	60,538,788
NVIT Multi-Manager Small Cap Value Fund, Class Y	74,923,772	607,907	5,907,602	—	2,542,883	82,626,934
NVIT Multi-Manager Small Company Fund, Class Y	24,547,178	202,636	748,040	—	370,023	27,980,910
NVIT Core Bond Fund, Class Y	238,913,536	23,153,894	837,232	—	84,900	253,826,269
NVIT Core Plus Bond Fund, Class Y	238,562,888	23,923,118	837,232	—	100,089	254,176,066
NVIT Short Term Bond Fund, Class Y	237,911,323	22,870,215	837,232	—	38,835	258,316,637
Amounts	designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $93,294,757 and sales of $96,483,536 (excluding short-term securities).

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,290,310,819	$332,622,998	$—	$332,622,998
Amount	designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that most of the NVIT Cardinal Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, and that most of the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) were above the Funds’ expense group medians (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year). The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees noted that, according to management, each of the Funds had experienced a decrease in expenses over the past year and that NFA believed that breakpoints at the underlying Funds’ level were providing tangible and appropriate benefits to shareholders of the Funds. The Trustees also considered that, in the course of the Trustees’ review of the Fund’s contractual agreements, NFA agreed to implement new breakpoints in the advisory fees of each Fund and to implement breakpoints in the advisory fees paid by underlying Funds that did not previously have breakpoints.

21

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below their respective performance universe medians for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the NVIT Cardinal Funds are managed to produce total return performance principally by investing at relatively fixed asset allocations over time in the Funds’ six core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT CardinalSM Conservative Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CON (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT CardinalSM Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT CardinalSM Conservative Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class I Shares	Actual	1,000.00	1,008.40	1.44	0.29
	Hypothetical[c]	1,000.00	1,023.36	1.45	0.29
Class II Shares	Actual	1,000.00	1,007.50	1.89	0.38
	Hypothetical[c]	1,000.00	1,022.91	1.91	0.38

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT CardinalSM Conservative Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Fixed Income Funds	78.0%
Equity Funds	20.0%
Money Market Fund	2.0%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Short-Term Bond Fund, Class Y	38.1%
NVIT Core Plus Bond Fund, Class Y	20.0%
NVIT Core Bond Fund, Class Y	19.9%
NVIT Multi-Manager Large Cap Value Fund, Class Y	7.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager International Value Fund, Class Y	3.0%
NVIT Money Market Fund, Class Y	2.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2.0%
NVIT Multi-Manager International Growth Fund, Class Y	2.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 20.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,488,905	$15,410,166
NVIT Multi-Manager International Value Fund, Class Y (a)	2,311,096	22,879,852
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	3,285,887	38,642,036
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	4,961,250	54,722,584
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	647,456	7,976,664
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,283,476	15,748,245

Total Equity Funds (cost $129,198,404)		155,379,547

Fixed Income Funds 78.0%
NVIT Core Bond Fund, Class Y (a)	14,099,816	155,097,975
NVIT Core Plus Bond Fund, Class Y (a)	13,500,140	155,386,612
NVIT Short-Term Bond Fund, Class Y (a)	28,270,558	296,840,860

Total Fixed Income Funds (cost $606,940,050)		607,325,447

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	15,845,000	15,845,000

Total Money Market Fund (cost $15,845,000)		15,845,000

Total Mutual Funds (cost $751,983,454)		778,549,994

Total Investments (cost $751,983,454) (c) — 100.0%		778,549,994

Liabilities in excess of other assets — 0.0%†		(249,983)

NET ASSETS — 100.0%		$778,300,011

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT CardinalSM Conservative Fund
Assets:
Investments in affiliates, at value (cost $751,983,454)	$778,549,994
Receivable for capital shares issued	39,748
Prepaid expenses	6,172

Total Assets	778,595,914

Liabilities:
Payable for investments purchased	31,540
Payable for capital shares redeemed	8,011
Accrued expenses and other payables:
Investment advisory fees	129,091
Fund administration fees	17,771
Distribution fees	57,370
Administrative servicing fees	30,017
Accounting and transfer agent fees	151
Trustee fees	219
Custodian fees	4,818
Compliance program costs (Note 3)	688
Professional fees	8,009
Printing fees	7,652
Other	566

Total Liabilities	295,903

Net Assets	$778,300,011

Represented by:
Capital	$731,673,885
Accumulated undistributed net investment income	1,383,891
Accumulated net realized gains from affiliated investments	18,675,695
Net unrealized appreciation/(depreciation) from investments in affiliates	26,566,540

Net Assets	$778,300,011

Net Assets:
Class I Shares	$8,885,479
Class II Shares	769,414,532

Total	$778,300,011

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	823,260
Class II Shares	71,349,834

Total	72,173,094

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.79
Class II Shares	$10.78

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT CardinalSM Conservative Fund
EXPENSES:
Investment advisory fees	$771,430
Fund administration fees	104,840
Distribution fees Class II Shares	953,041
Administrative servicing fees Class I Shares	2,263
Administrative servicing fees Class II Shares	190,614
Professional fees	18,170
Printing fees	8,127
Trustee fees	13,700
Custodian fees	14,478
Accounting and transfer agent fees	44
Compliance program costs (Note 3)	1,374
Other	8,235

Total expenses before earnings credit and fees waived	2,086,316

Earnings credit (Note 5)	(36)
Distribution fees waived — Class II (Note 3)	(609,953)

Net Expenses	1,476,327

NET INVESTMENT LOSS	(1,476,327)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from affiliated investments	6,872,667
Net change in unrealized appreciation/(depreciation) from investments in affiliates	705,883

Net realized/unrealized gains from affiliated investments	7,578,550

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,102,223

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Conservative Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(1,476,327)	$12,215,124
Net realized gains from affiliated investments	6,872,667	14,657,762
Net change in unrealized appreciation/(depreciation) from investments in affiliates	705,883	21,745,295

Change in net assets resulting from operations	6,102,223	48,618,181

Distributions to Shareholders From:
Net investment income:
Class I	–	(160,495)
Class II	–	(13,018,370)
Net realized gains:
Class I	–	(120,444)
Class II	–	(9,928,181)

Change in net assets from shareholder distributions	–	(23,227,490)

Change in net assets from capital transactions	(14,313,199)	158,220,214

Change in net assets	(8,210,976)	183,610,905

Net Assets:
Beginning of period	786,510,987	602,900,082

End of period	$778,300,011	$786,510,987

Accumulated undistributed net investment income at end of period	$1,383,891	$2,860,218

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$937,102	$5,080,122
Dividends reinvested	–	280,939
Cost of shares redeemed	(1,364,005)	(1,647,603)

Total Class I Shares	(426,903)	3,713,458

Class II Shares
Proceeds from shares issued	47,932,401	208,804,098
Dividends reinvested	–	22,946,551
Cost of shares redeemed	(61,818,697)	(77,243,893)

Total Class II Shares	(13,886,296)	154,506,756

Change in net assets from capital transactions	$(14,313,199)	$158,220,214

SHARE TRANSACTIONS:
Class I Shares
Issued	86,105	480,821
Reinvested	–	26,246
Redeemed	(125,473)	(153,876)

Total Class I Shares	(39,368)	353,191

Class II Shares
Issued	4,400,365	19,611,909
Reinvested	–	2,145,698
Redeemed	(5,715,754)	(7,289,331)

Total Class II Shares	(1,315,389)	14,468,276

Total change in shares	(1,354,757)	14,821,467

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.70	(0.02)	0.11	0.09	–	–	–	–	$10.79	0.84%	$8,885,479	0.29%	(0.29)%	0.29%	9.21%
Year Ended December 31, 2012(e)	$10.27	0.20	0.57	0.77	(0.19)	(0.15)	–	(0.34)	$10.70	7.58%	$9,230,819	0.30%	1.86%	0.30%	16.29%
Year Ended December 31, 2011(e)	$10.45	0.20	(0.05)	0.15	(0.28)	(0.05)	–	(0.33)	$10.27	1.50%	$5,232,810	0.30%	1.95%	0.30%	12.75%
Year Ended December 31, 2010(e)	$10.06	0.18	0.50	0.68	(0.13)	(0.16)	–	(0.29)	$10.45	6.87%	$2,764,606	0.30%	1.72%	0.30%	11.55%
Year Ended December 31, 2009(e)	$9.12	0.20	1.00	1.20	(0.24)	(0.02)	–	(0.26)	$10.06	13.22%	$1,379,456	0.31%	2.04%	0.31%	23.61%
Period Ended December 31, 2008(f)	$10.00	0.15	(0.85)	(0.70)	(0.16)	(0.02)	–	(0.18)	$9.12	(7.11)%	$1,362,171	0.29%	2.15%	0.40%	24.30%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.70	(0.02)	0.10	0.08	–	–	–	–	$10.78	0.75%	$769,414,532	0.38%	(0.38)%	0.54%	9.21%
Year Ended December 31, 2012(e)	$10.27	0.19	0.57	0.76	(0.18)	(0.15)	–	(0.33)	$10.70	7.50%	$777,280,168	0.39%	1.79%	0.55%	16.29%
Year Ended December 31, 2011(e)	$10.45	0.18	(0.04)	0.14	(0.27)	(0.05)	–	(0.32)	$10.27	1.41%	$597,667,272	0.39%	1.75%	0.55%	12.75%
Year Ended December 31, 2010(e)	$10.06	0.17	0.51	0.68	(0.13)	(0.16)	–	(0.29)	$10.45	6.80%	$392,513,364	0.39%	1.61%	0.55%	11.55%
Year Ended December 31, 2009(e)	$9.13	0.22	0.96	1.18	(0.23)	(0.02)	–	(0.25)	$10.06	13.02%	$201,495,521	0.39%	2.28%	0.55%	23.61%
Period Ended December 31, 2008(f)	$10.00	0.14	(0.84)	(0.70)	(0.15)	(0.02)	–	(0.17)	$9.13	(7.04)%	$50,233,299	0.42%	3.52%	0.66%	24.30%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends or since inception (if shorter) and any interim tax period since then generally remain open for examination by taxing authorities

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $104,840 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $1,374.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2013. During the six months ended June 30, 2013, the waiver of such distribution fees by NFD amounted to $609,953.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $192,877 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4. Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$16,266,021	$299,446	$1,601,426	$—	$329,852	$15,410,166
NVIT Multi-Manager International Value Fund, Class Y	25,023,686	898,607	3,441,770	—	405,306	22,879,852
NVIT Multi-Manager Large Cap Growth Fund, Class Y	39,796,644	929,547	6,457,076	—	1,659,648	38,642,036
NVIT Multi-Manager Large Cap Value Fund, Class Y	56,472,684	1,693,278	12,711,294	—	2,195,138	54,722,584
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	8,100,056	82,092	1,368,537	—	215,268	7,976,664
NVIT Multi-Manager Mid Cap Value Fund, Class Y	16,133,966	164,183	3,371,581	—	684,869	15,748,245
NVIT Core Bond Fund, Class Y	156,630,996	11,007,826	8,098,937	—	595,417	155,097,975
NVIT Core Plus Bond Fund, Class Y	156,426,055	11,552,365	8,098,938	—	456,594	155,386,612
NVIT Short Term Bond Fund, Class Y	273,010,867	43,143,743	17,356,059	—	330,575	296,840,860
NVIT Money Market Fund, Class Y	38,917,076	1,985,813	25,057,889	—	—	15,845,000

Amounts	designated as “—” are zero or have been rounded to zero.

Further information about each Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $71,756,900 and sales of $87,563,507 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$752,152,386	$26,543,477	$(145,869)	$26,397,608

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

19

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that most of the NVIT Cardinal Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, and that most of the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) were above the Funds’ expense group medians (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year). The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees noted that, according to management, each of the Funds had experienced a decrease in expenses over the past year and that NFA believed that breakpoints at the underlying Funds’ level were providing tangible and appropriate benefits to shareholders of the Funds. The Trustees also considered that, in the course of the Trustees’ review of the Fund’s contractual agreements, NFA agreed to

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

implement new breakpoints in the advisory fees of each Fund and to implement breakpoints in the advisory fees paid by underlying Funds that did not previously have breakpoints.

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below their respective performance universe medians for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the NVIT Cardinal Funds are managed to produce total return performance principally by investing at relatively fixed asset allocations over time in the Funds’ six core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

21

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation

(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
chemicals) from 2005 to present.

22

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26

NVIT CardinalSM Managed Growth & Income Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

22	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MGI (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular

U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT CardinalSM Managed Growth & Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2013 (commencement of operations)) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2013 (commencement of operations) through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2013 (commencement of operations) through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Cardinal Managed Growth & Income Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class II Shares	Actual	[b]	1,000.00	984.00	0.56	0.34
	Hypothetical	[c,d]	1,000.00	1,023.11	1.71	0.34

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2013 through June 30, 2013 to reflect the period from commencement of operations.

[c]

Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[d]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT CardinalSM Managed Growth & Income Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	47.9%
Fixed Income Funds	47.5%
Money Market Fund	4.1%
Other assets in excess of liabilities	0.5%

100.0%

Top Holdings ††
NVIT Short-Term Bond Fund, Class Y	21.2%
NVIT Multi-Manager Large Cap Value Fund, Class Y	13.6%
NVIT Core Plus Bond Fund, Class Y	13.3%
NVIT Core Bond Fund, Class Y	13.2%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	10.6%
NVIT Multi-Manager International Value Fund, Class Y	6.5%
NVIT Multi-Manager International Growth Fund, Class Y	5.7%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.9%
Fidelity Institutional Money Market Fund — Institutional Class	4.2%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.9%
Other Holdings	3.9%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Mutual Funds 99.5%

	Shares	Market Value

Equity Funds 47.9%
NVIT Multi-Manager International Growth Fund, Class Y (a)	91,084	$942,724
NVIT Multi-Manager International Value Fund, Class Y (a)	109,423	1,083,285
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	149,589	1,759,165
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	206,002	2,272,205
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	39,617	488,081
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	66,300	813,505
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	8,053	164,202
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	23,361	324,945
NVIT Multi-Manager Small Company Fund, Class Y (a)	7,197	164,026

Total Equity Funds (cost $8,067,029)		8,012,138

Fixed Income Funds 47.5%
NVIT Core Bond Fund, Class Y (a)	200,408	2,204,492
NVIT Core Plus Bond Fund, Class Y (a)	191,992	2,209,825
NVIT Short-Term Bond Fund, Class Y (a)	335,419	3,521,904

Total Fixed Income Funds (cost $8,067,029)		7,936,221

Mutual Funds 99.5%

	Shares	Market Value

Money Market Fund 4.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (b)	692,446	$692,446

Total Money Market Fund (cost $692,446)		692,446

Total Mutual Funds (cost $16,826,504)		16,640,805

Total Investments (cost $16,826,504) (c) — 99.5%		16,640,805

Other assets in excess of liabilities — 0.5%		91,589

NET ASSETS — 100.0%		$16,732,394

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(2)	Mini MSCI EAFE	09/20/13	$163,970	$(2,199)
(1)	Russell 2000 Mini Future	09/20/13	97,470	(2,108)
(4)	S&P 500 E-Mini	09/20/13	319,860	(2,719)
(1)	S&P MID 400 E-Mini	09/20/13	115,790	(2,762)

			$697,090	$(9,788)

At June 30, 2013, the Fund has $52,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Cardinal Managed Growth & Income Fund
Assets:
Investments in affiliates, at value (cost $16,134,058)	$15,948,359
Investments in non-affiliates, at value (cost $692,446)	692,446

Total Investments	16,640,805

Deposits with broker for futures contracts	52,000
Dividends receivable	50
Receivable for capital shares issued	742,982
Receivable for variation margin on futures contracts	2,542
Receivable for investment advisory fees	1,737
Prepaid organization and offering costs	5,426

Total Assets	17,445,542

Liabilities:
Payable for investments purchased	705,826
Payable for capital shares redeemed	5
Accrued expenses and other payables:
Fund administration fees	200
Distribution fees	1,982
Administrative servicing fees	433
Accounting and transfer agent fees	34
Trustee fees	1
Custodian fees	38
Compliance program costs (Note 3)	4
Professional fees	3,026
Printing fees	1,490
Other	109

Total Liabilities	713,148

Net Assets	$16,732,394

Represented by:
Capital	$16,988,288
Accumulated net investment loss	(5,141)
Accumulated net realized losses from futures transactions	(55,266)
Net unrealized appreciation/(depreciation) from investments in affiliates	(185,699)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(9,788)

Net Assets	$16,732,394

Net Assets:
Class II Shares	$16,732,394

Total	$16,732,394

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,700,172

Total	1,700,172

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.84

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Period Ended June 30, 2013 (Unaudited)

NVIT Cardinal Managed Growth & Income Fund (a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$80

Total Income	80

EXPENSES:
Organization and offering costs	206
Investment advisory fees	3,349
Fund administration fees	319
Distribution fees Class II Shares	3,806
Administrative servicing fees Class II Shares	624
Professional fees	3,026
Printing fees	1,581
Trustee fees	87
Custodian fees	214
Accounting and transfer agent fees	34
Compliance program costs (Note 3)	4
Other	112

Total expenses before earnings credit, fees waived, and expenses reimbursed	13,362

Earnings credit (Note 5)	(176)
Distribution fees waived — Class II (Note 3)	(761)
Expenses reimbursed by adviser (Note 3)	(7,204)

Net Expenses	5,221

NET INVESTMENT LOSS	(5,141)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from futures transactions (Note 2)	(55,266)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(185,699)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(9,788)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(195,487)

Net realized/unrealized losses from affiliated investments and futures transactions	(250,753)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(255,894)

(a)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

9

Statement of Changes in Net Assets

NVIT Cardinal Managed Growth & Income Fund
Period ended June 30, 2013 (a) (Unaudited)
Operations:
Net investment loss	$(5,141)
Net realized losses from futures transactions	(55,266)
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(195,487)

Change in net assets resulting from operations	(255,894)

Change in net assets from capital transactions	16,988,288

Change in net assets	16,732,394

Net Assets:
Beginning of period	–

End of period	$16,732,394

Accumulated net investment loss at end of period	$(5,141)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$16,988,350
Dividends reinvested	–
Cost of shares redeemed	(62)

Total Class II Shares	16,988,288

Change in net assets from capital transactions	$16,988,288

SHARE TRANSACTIONS:
Class II Shares
Issued	1,700,178
Reinvested	–
Redeemed	(6)

Total Class II Shares	1,700,172

Total change in shares	1,700,172

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth & Income Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Losses from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Loss to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class II Shares
Period Ended June 30, 2013(d)(e) (Unaudited)	$10.00	(0.01)	(0.15)	(0.16)	—	—	$9.84	(1.60)%	$16,732,394	0.35%	(0.34)%	0.86%	–

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Managed Growth & Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on May 1, 2013.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 45%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized depreciation from futures contracts	$(9,788)
Total		$(9,788)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$(55,266)
Total	$(55,266)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Period Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(9,788)
Total	$(9,788)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the period from May 1, 2013 (commencement of operations) through June 30, 2013.

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(9,788)	$—	$(9,788)
Total	$(9,788)	$—	$(9,788)

Amounts designated as “—” are zero or have been rounded to zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount
UBS AG	$(9,788)	$—	$9,788	$—
Total	$(9,788)	$—	$9,788	$—

(1)	The collateral pledged is a portion of the deposit held with the broker as shown on the Statement of Assets and Liabilities as of June 30, 2013.

Amounts designated as “—” are zero or have been rounded to zero.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.10% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended June 30, 2013 Amount	Total
$ 7,204	$7,204

During the period ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

During the period ended June 30, 2013, NFM received $319 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2013, the Fund’s portion of such costs amounted to $4.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until April 30, 2014. During the period ended June 30, 2013, the waiver of such distribution fees by NFD amounted to $761.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $624 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the period from May 1, 2013 (commencement of operations) through June 30, 2013 were as follows:

Affiliated Issuer	Market Value at April 30, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Market Value at June 30, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$—	$968,043	$—	$—	$—	$942,724
NVIT Multi-Manager International Value Fund, Class Y	—	1,129,384	—	—	—	1,083,285
NVIT Multi-Manager Large Cap Growth Fund, Class Y	—	1,774,746	—	—	—	1,759,165
NVIT Multi-Manager Large Cap Value Fund, Class Y	—	2,258,768	—	—	—	2,272,205
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	—	484,022	—	—	—	488,081

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Affiliated Issuer	Market Value at April 30, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Market Value at June 30, 2013
NVIT Multi-Manager Mid Cap Value Fund, Class Y	$—	$806,703	$—	$—	$—	$813,505
NVIT Multi-Manager Small Cap Growth Fund, Class Y	—	161,341	—	—	—	164,202
NVIT Multi-Manager Small Cap Value Fund, Class Y	—	322,681	—	—	—	324,945
NVIT Multi-Manager Small Company Fund, Class Y	—	161,341	—	—	—	164,026
NVIT Core Bond Fund, Class Y	—	2,258,768	—	—	—	2,204,492
NVIT Core Plus Bond Fund, Class Y	—	2,258,768	—	—	—	2,209,825
NVIT Short Term Bond Fund, Class Y	—	3,549,493	—	—	—	3,521,904
Amounts	designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the period ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement. The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the period ended June 30, 2013, the Fund had purchases of $16,134,058 and sales of $0 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$16,826,504	$32,109	$(217,808)	$(185,699)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2013 (Unaudited)

Approval of Advisory and Subadvisory Agreements

At the March 14, 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Cardinal Managed Growth & Income Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with BlackRock Investment Management, LLC (“BlackRock,” and, together with NFA, the “Advisers”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Advisers in advance of the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with NFA, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees considered that the Fund is a fund of funds, and that NFA would manage the Fund’s asset allocation process. They considered information regarding the proposed investment strategy and approach of NFA, the experience of the proposed management team, and the services NFA was prepared to provide to the Fund. They considered the proposed advisory fee to be paid by the Fund to NFA and fees paid by other comparable funds. They noted that the proposed fee was above the median of the Fund’s peers, but concluded that the services provided by NFA included not only an asset allocation strategy, but also a volatility overlay strategy, to be managed by a sub-adviser paid by NFA.

The Trustees reviewed information provided by the Advisers as to BlackRock’s past performance and BlackRock’s personnel that would be serving the Fund. The Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and fee arrangements, and the fact that NFA would pay BlackRock out of its advisory fees. In considering the appointment of BlackRock as sub-adviser to the Fund, the Trustees considered NFA’s statement that BlackRock would be required to implement the Fund’s volatility overlay, requiring extensive experience with derivatives markets and trading, and that it considered BlackRock to have the requisite experience and personnel. They considered information as to BlackRock’s experience in managing other volatility-managed funds. They considered that BlackRock would be required to manage the Fund’s cash portfolio, and that NFA considers BlackRock to have a strong cash management capability. The Trustees considered information as to the level of subadvisory fees to be paid to BlackRock and determined that they appeared reasonable in light of the nature and quality of the services expected to be provided.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by the Advisers were consistent with the terms of the Advisory Agreements;

—	The prospects for satisfactory investment performance were reasonable;

—	The fees to be paid by the Fund to NFA and its affiliates appeared to be reasonable in light of the information provided; and

—	Profitability should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders and unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT CardinalSM Managed Growth Fund

Semiannual Report

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

22	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MGR (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio.

Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for

2

Important Disclosures (Continued)

comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT CardinalSM Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2013 (commencement of operations)) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2013 (commencement of operations) through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2013 (commencement of operations) through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT CardinalSM Managed Growth Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class II Shares	Actual	[b]	1,000.00	983.00	0.51	0.31
	Hypothetical	[c,d]	1,000.00	1,023.25	1.56	0.31

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2013 through June 30, 2013 to reflect the period from commencement of operations.

[c]

Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[d]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT CardinalSM Managed Growth Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	57.5%
Fixed Income Funds	38.1%
Money Market Fund	3.4%
Other assets in excess of liabilities	1.0%

100.0%

Top Holdings ††
NVIT Multi-Manager Large Cap Value Fund, Class Y	15.7%
NVIT Short-Term Bond Fund, Class Y	15.5%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12.6%
NVIT Core Plus Bond Fund, Class Y	11.5%
NVIT Core Bond Fund, Class Y	11.5%
NVIT Multi-Manager International Value Fund, Class Y	8.4%
NVIT Multi-Manager International Growth Fund, Class Y	6.7%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.9%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.9%
Fidelity Institutional Money Market Fund—Institutional Class	3.4%
Other Holdings	4.9%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT CardinalSM Managed  Growth Fund

Mutual Funds 99.0%

	Shares	Market Value

Equity Funds 57.5%
NVIT Multi-Manager International Growth Fund, Class Y (a)	177,250	$1,834,538
NVIT Multi-Manager International Value Fund, Class Y (a)	234,588	2,322,422
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	294,325	3,461,262
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	391,572	4,319,042
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	88,043	1,084,689
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	132,541	1,626,274
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	13,395	273,122
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	58,336	811,455
NVIT Multi-Manager Small Company Fund, Class Y (a)	11,972	272,852

Total Equity Funds (cost $16,192,060)		16,005,656

Fixed Income Funds 38.1%
NVIT Core Bond Fund, Class Y (a)	287,440	3,161,845
NVIT Core Plus Bond Fund, Class Y (a)	275,399	3,169,837
NVIT Short-Term Bond Fund, Class Y (a)	408,084	4,284,886

Total Fixed Income Funds (cost $10,794,707)		10,616,568

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 3.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (b)	938,313	$938,313

Total Money Market Fund (cost $938,313)		938,313

Total Mutual Funds (cost $27,925,080)		27,560,537

Total Investments (cost $27,925,080) (c) — 99.0%		27,560,537

Other assets in excess of liabilities — 1.0%		274,009

NET ASSETS — 100.0%		$27,834,546

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(16)	Mini MSCI EAFE	09/20/13	$1,311,760	$ (26,708)
(4)	Russell 2000 Mini Future	09/20/13	389,880	(8,771)
(28)	S&P 500 E-Mini	09/20/13	2,239,020	(35,983)
(7)	S&P MID 400 E-Mini	09/20/13	810,530	(17,963)

			$4,751,190	$ (89,425)

At June 30, 2013, the Fund has $236,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT CardinalSM Managed Growth Fund
Assets:
Investments in affiliates, at value (cost $26,986,767)	$26,622,224
Investments in non-affiliates, at value (cost $938,313)	938,313

Total Investments	27,560,537

Deposits with broker for futures contracts	236,000
Dividends receivable	84
Receivable for capital shares issued	492,567
Receivable for variation margin on futures contracts	15,381
Receivable for investment advisory fees	1,714
Prepaid organization and offering costs	5,426

Total Assets	28,311,709

Liabilities:
Payable for investments purchased	467,935
Accrued expenses and other payables:
Fund administration fees	347
Distribution fees	3,423
Administrative servicing fees	757
Accounting and transfer agent fees	34
Custodian fees	38
Compliance program costs (Note 3)	4
Professional fees	3,026
Printing fees	1,490
Other	109

Total Liabilities	477,163

Net Assets	$27,834,546

Represented by:
Capital	$28,412,659
Accumulated net investment loss	(7,499)
Accumulated net realized losses from futures transactions	(116,646)
Net unrealized appreciation/(depreciation) from investments in affiliates	(364,543)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(89,425)

Net Assets	$27,834,546

Net Assets:
Class II Shares	$27,834,546

Total	$27,834,546

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	2,832,699

Total	2,832,699

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.83

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Period Ended June 30, 2013 (Unaudited)

NVIT CardinalSM Managed Growth Fund (a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$121

Total Income	121

EXPENSES:
Organization and offering costs	206
Investment advisory fees	5,206
Fund administration fees	493
Distribution fees Class II Shares	5,916
Administrative servicing fees Class II Shares	1,187
Professional fees	3,026
Printing fees	1,581
Trustee fees	131
Custodian fees	215
Accounting and transfer agent fees	34
Compliance program costs (Note 3)	4
Other	112

Total expenses before earnings credit, fees waived, and expenses reimbursed	18,111

Earnings credit (Note 5)	(177)
Distribution fees waived — Class II (Note 3)	(1,183)
Expenses reimbursed by adviser (Note 3)	(9,131)

Net Expenses	7,620

NET INVESTMENT LOSS	(7,499)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from futures transactions (Note 2)	(116,646)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(364,543)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(89,425)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(453,968)

Net realized/unrealized losses from affiliated investments and futures transactions	(570,614)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(578,113)

(a)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

9

Statement of Changes in Net Assets

NVIT CardinalSM Managed Growth Fund
Period ended June 30, 2013 (a) (Unaudited)
Operations:
Net investment loss	$(7,499)
Net realized losses from futures transactions	(116,646)
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(453,968)

Change in net assets resulting from operations	(578,113)

Change in net assets from capital transactions	28,412,659

Change in net assets	27,834,546

Net Assets:
Beginning of period	–

End of period	$27,834,546

Accumulated net investment loss at end of period	$(7,499)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$28,412,663
Dividends reinvested	–
Cost of shares redeemed	(4)

Total Class II Shares	28,412,659

Change in net assets from capital transactions	$28,412,659

SHARE TRANSACTIONS:
Class II Shares
Issued	2,832,700
Reinvested	–
Redeemed	(1)

Total Class II Shares	2,832,699

Total change in shares	2,832,699

(a)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Losses from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Loss to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class II Shares
Period Ended June 30, 2013(d)(e) (Unaudited)	$10.00	(0.01)	(0.16)	(0.17)	–	–	$9.83	(1.70)%	$27,834,546	0.32%	(0.32)%	0.75%	–%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Managed Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on May 1, 2013.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

(b)	Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 55%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized depreciation from futures contracts	$(89,425)
Total		$(89,425)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$(116,646)
Total	$(116,646)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Period Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(89,425)
Total	$(89,425)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the period from May 1, 2013 (commencement of operations) through June 30, 2013.

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(89,425)	$—	$(89,425)
Total	$(89,425)	$—	$(89,425)

Amounts designated as “—” are zero or have been rounded to zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount
UBS AG	$(89,425)	$—	$89,425	$—
Total	$(89,425)	$—	$89,425	$—

(1)	The collateral pledged is a portion of the deposit held with the broker as shown on the Statement of Assets and Liabilities as of June 30, 2013.

Amounts designated as “—” are zero or have been rounded to zero.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.07% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended June 30, 2013 Amount	Total
$9,131	$9,131

During the period ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended June 30, 2013, NFM received $493 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2013, the Fund’s portion of such costs amounted to $4.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until April 30, 2014. During the period ended June 30, 2013, the waiver of such distribution fees by NFD amounted to $1,183.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $1,187 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the period from May 1, 2013 (commencement of operations) through June 30, 2013 were as follows:

Affiliated Issuer	Market Value at April 30, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$—	$1,889,074	$—	$—	$—	$1,834,538
NVIT Multi-Manager International Value Fund, Class Y	—	2,428,809	—	—	—	2,322,422
NVIT Multi-Manager Large Cap Growth Fund, Class Y	—	3,508,280	—	—	—	3,461,262
NVIT Multi-Manager Large Cap Value Fund, Class Y	—	4,317,883	—	—	—	4,319,042
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	—	1,079,471	—	—	—	1,084,689
NVIT Multi-Manager Mid Cap Value Fund, Class Y	—	1,619,206	—	—	—	1,626,274
NVIT Multi-Manager Small Cap Growth Fund, Class Y	—	269,867	—	—	—	273,122
NVIT Multi-Manager Small Cap Value Fund, Class Y	—	809,603	—	—	—	811,455

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Affiliated Issuer	Market Value at April 30, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT Multi-Manager Small Company Fund, Class Y	$—	$269,867	$—	$—	$—	$272,852
NVIT Core Bond Fund, Class Y	—	3,238,412	—	—	—	3,161,845
NVIT Core Plus Bond Fund, Class Y	—	3,238,412	—	—	—	$3,169,837
NVIT Short Term Bond Fund, Class Y	—	4,317,883	—	—	—	4,284,886

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the period ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement. The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the period ended June 30, 2013, the Fund had purchases of $26,986,767 and sales of $0 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$27,925,080	$21,537	$(386,080)	$(364,543)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the period ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2013 (Unaudited)

Approval of Advisory (and Sub-Advisory) Agreements

At the March 14, 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Cardinal Managed Growth Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with BlackRock Investment Management, LLC (“BlackRock,” and, together with NFA, the “Advisers”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Advisers in advance of the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with NFA, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees considered that the Fund is a fund of funds, and that NFA would manage the Fund’s asset allocation process. They considered information regarding the proposed investment strategy and approach of NFA, the experience of the proposed management team, and the services NFA was prepared to provide to the Funds. They considered the proposed advisory fee to be paid by the Fund to NFA and fees paid by other comparable funds. They noted that the proposed fee was above the median of the Fund’s peers, but concluded that the services provided by NFA included not only an asset allocation strategy but also a volatility overlay strategy, to be managed by a sub-adviser paid by NFA.

The Trustees reviewed information provided by the Advisers as to BlackRock’s past performance and BlackRock’s personnel that would be serving the Fund. The Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and fee arrangements, and the fact that NFA would pay BlackRock out of its advisory fees. In considering the appointment of BlackRock as sub-adviser to the Fund, the Trustees considered NFA’s statements that BlackRock would be required to implement the Fund’s volatility overlay, requiring extensive experience with derivatives markets and trading, and that it considered BlackRock to have the requisite experience and personnel. They considered information as to BlackRock’s experience in managing other volatility-managed funds. They considered that BlackRock would be required to manage the Fund’s cash portfolio, and that NFA considers BlackRock to have a strong cash management capability. The Trustees considered information as to the level of subadvisory fees to be paid to BlackRock and determined that they appeared reasonable in light of the nature and quality of the services expected to be provided.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by the Advisers were consistent with the terms of the Advisory Agreements;

—	The prospects for satisfactory investment performance were reasonable;

—	The fees to be paid by the Fund to NFA and its affiliates appeared to be reasonable in light of the information provided; and

—	Profitability should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders and unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply International, Inc.
(dental products)
from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp.
(paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals)
				from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT CardinalSM Moderate Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MOD

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT CardinalSM Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT CardinalSM Moderate Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class I Shares	Actual	1,000.00	1,061.00	1.43	0.28
	Hypothetical[c]	1,000.00	1,023.41	1.40	0.28
Class II Shares	Actual	1,000.00	1,061.10	1.89	0.37
	Hypothetical[c]	1,000.00	1,022.96	1.86	0.37

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT CardinalSM Moderate Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	60.3%
Fixed Income Funds	39.7%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Multi-Manager Large Cap Value Fund, Class Y	16.2%
NVIT Short-Term Bond Fund, Class Y	15.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12.9%
NVIT Core Bond Fund, Class Y	11.9%
NVIT Core Plus Bond Fund, Class Y	11.9%
NVIT Multi-Manager International Value Fund, Class Y	8.9%
NVIT Multi-Manager International Growth Fund, Class Y	6.9%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	3.1%
Other Holdings	2.2%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 60.3%
NVIT Multi-Manager International Growth Fund, Class Y (a)	17,364,824	$179,725,931
NVIT Multi-Manager International Value Fund, Class Y (a)	23,283,695	230,508,581
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	28,441,237	334,468,952
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	38,197,063	421,313,608
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	8,582,333	105,734,346
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	12,884,410	158,091,707
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	1,516,490	30,921,234
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	5,750,228	79,985,674
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,188,524	27,086,470

Total Equity Funds (cost $1,282,989,403)		1,567,836,503

Fixed Income Funds 39.7%
NVIT Core Bond Fund, Class Y (a)	28,043,533	308,478,859
NVIT Core Plus Bond Fund, Class Y (a)	26,800,943	308,478,859
NVIT Short-Term Bond Fund, Class Y (a)	39,449,053	414,215,054

Total Fixed Income Funds (cost $1,023,366,942)		1,031,172,772

Total Mutual Funds (cost $2,306,356,345)		2,599,009,275

Total Investments (cost $2,306,356,345) (b) — 100.0%		2,599,009,275

Liabilities in excess of other assets — 0.0%†		(770,347)

NET ASSETS — 100.0%		$2,598,238,928

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT CardinalSM Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,306,356,345)	$2,599,009,275
Receivable for capital shares issued	3,148,012
Prepaid expenses	19,539

Total Assets	2,602,176,826

Liabilities:
Payable for investments purchased	3,146,139
Payable for capital shares redeemed	1,224
Accrued expenses and other payables:
Investment advisory fees	413,027
Fund administration fees	50,986
Distribution fees	190,233
Administrative servicing fees	99,624
Accounting and transfer agent fees	239
Trustee fees	739
Custodian fees	13,482
Compliance program costs (Note 3)	2,129
Professional fees	11,978
Printing fees	7,711
Other	387

Total Liabilities	3,937,898

Net Assets	$2,598,238,928

Represented by:
Capital	$2,219,369,290
Accumulated undistributed net investment income	4,892,784
Accumulated net realized gains from affiliated investments	81,323,924
Net unrealized appreciation/(depreciation) from investments in affiliates	292,652,930

Net Assets	$2,598,238,928

Net Assets:
Class I Shares	$25,485,751
Class II Shares	2,572,753,177

Total	$2,598,238,928

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,254,616
Class II Shares	227,979,607

Total	230,234,223

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.30
Class II Shares	$11.29

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT CardinalSM Moderate Fund
EXPENSES:
Investment advisory fees	$2,435,342
Fund administration fees	289,485
Distribution fees Class II Shares	3,048,752
Administrative servicing fees Class I Shares	6,184
Administrative servicing fees Class II Shares	609,768
Professional fees	44,011
Printing fees	10,028
Trustee fees	43,167
Custodian fees	43,765
Accounting and transfer agent fees	81
Compliance program costs (Note 3)	4,320
Other	25,650

Total expenses before earnings credit and fees waived	6,560,553

Earnings credit (Note 5)	(17)
Distribution fees waived—Class II (Note 3)	(1,951,223)

Net Expenses	4,609,313

NET INVESTMENT LOSS	(4,609,313)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	15,305,018
Net change in unrealized appreciation/(depreciation) from investments in affiliates	129,905,001

Net realized/unrealized gains from affiliated investments	145,210,019

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$140,600,706

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Moderate Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(4,609,313)	$24,455,492
Net realized gains from affiliated investments	15,305,018	76,166,751
Net change in unrealized appreciation/(depreciation) from investments in affiliates	129,905,001	143,229,275

Change in net assets resulting from operations	140,600,706	243,851,518

Distributions to Shareholders From:
Net investment income:
Class I	–	(296,875)
Class II	–	(30,799,167)

Net realized gains:
Class I	–	(312,196)
Class II	–	(34,176,911)

Change in net assets from shareholder distributions	–	(65,585,149)

Change in net assets from capital transactions	164,050,100	208,835,788

Change in net assets	304,650,806	387,102,157

Net Assets:
Beginning of period	2,293,588,122	1,906,485,965

End of period	$2,598,238,928	$2,293,588,122

Accumulated undistributed net investment income at end of period	$4,892,784	$9,502,097

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,655,409	$5,995,857
Dividends reinvested	–	609,071
Cost of shares redeemed	(1,989,295)	(3,923,663)

Total Class I Shares	1,666,114	2,681,265

Class II Shares
Proceeds from shares issued	177,131,920	188,560,651
Dividends reinvested	–	64,976,078
Cost of shares redeemed	(14,747,934)	(47,382,206)

Total Class II Shares	162,383,986	206,154,523

Change in net assets from capital transactions	$164,050,100	$208,835,788

SHARE TRANSACTIONS:
Class I Shares
Issued	329,343	569,912
Reinvested	–	57,433
Redeemed	(178,377)	(379,330)

Total Class I Shares	150,966	248,015

Class II Shares
Issued	15,759,700	18,296,411
Reinvested	–	6,137,318
Redeemed	(1,326,189)	(4,549,812)

Total Class II Shares	14,433,511	19,883,917

Total change in shares	14,584,477	20,131,932

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.65	(0.02)	0.67	0.65	–	–	–	–	$11.30	6.10%	$25,485,751	0.28%	(0.28)%	0.28%	3.61%
Year Ended December 31, 2012(e)	$9.76	0.13	1.09	1.22	(0.16)	(0.17)	–	(0.33)	$10.65	12.45%	$22,401,147	0.29%	1.21%	0.29%	9.52%
Year Ended December 31, 2011(e)	$10.30	0.13	(0.36)	(0.23)	(0.25)	(0.06)	–	(0.31)	$9.76	(2.25)%	$18,114,596	0.29%	1.26%	0.29%	8.66%
Year Ended December 31, 2010(e)	$9.33	0.13	0.93	1.06	(0.09)	–	–	(0.09)	$10.30	11.42%	$16,991,776	0.29%	1.34%	0.29%	4.41%
Year Ended December 31, 2009(e)	$7.78	0.14	1.56	1.70	(0.15)	–	–	(0.15)	$9.33	22.01%	$7,668,257	0.29%	1.70%	0.29%	9.32%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.15)	(2.04)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.45)%	$3,018,008	0.27%	2.08%	0.36%	13.37%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.64	(0.02)	0.67	0.65	–	–	–	–	$11.29	6.11%	$2,572,753,177	0.37%	(0.37)%	0.53%	3.61%
Year Ended December 31, 2012(e)	$9.75	0.12	1.09	1.21	(0.15)	(0.17)	–	(0.32)	$10.64	12.37%	$2,271,186,975	0.38%	1.14%	0.54%	9.52%
Year Ended December 31, 2011(e)	$10.29	0.13	(0.37)	(0.24)	(0.24)	(0.06)	–	(0.30)	$9.75	(2.33)%	$1,888,371,369	0.38%	1.26%	0.54%	8.66%
Year Ended December 31, 2010(e)	$9.32	0.13	0.92	1.05	(0.08)	–	–	(0.08)	$10.29	11.37%	$1,347,709,722	0.38%	1.32%	0.54%	4.41%
Year Ended December 31, 2009(e)	$7.78	0.15	1.53	1.68	(0.14)	–	–	(0.14)	$9.32	21.95%	$513,389,824	0.38%	1.70%	0.54%	9.32%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.15)	(2.04)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.48)%	$110,864,444	0.39%	2.28%	0.59%	13.37%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $289,485 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $4,320.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2013. During the six months ended June 30, 2013, the waiver of such distribution fees by NFD amounted to $1,951,223.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $615,952 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$163,558,794	$12,068,378	$252,011	$—	$110,799	$179,725,931
NVIT Multi-Manager International Value Fund, Class Y	215,624,733	16,626,987	4,599,267	—	1,208,268	230,508,581
NVIT Multi-Manager Large Cap Growth Fund, Class Y	297,222,510	4,920,353	1,707,983	—	540,069	334,468,952
NVIT Multi-Manager Large Cap Value Fund, Class Y	370,714,625	5,777,913	19,629,819	—	6,901,161	421,313,608
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	93,101,779	1,444,478	3,004,465	—	899,812	105,734,346
NVIT Multi-Manager Mid Cap Value Fund, Class Y	139,038,422	2,166,717	8,946,616	—	3,320,542	158,091,707
NVIT Multi-Manager Small Cap Growth Fund, Class Y	22,578,262	4,336,705	36,002	—	10,245	30,921,234
NVIT Multi-Manager Small Cap Value Fund, Class Y	70,606,777	1,083,359	4,089,750	—	2,079,306	79,985,674
NVIT Multi-Manager Small Company Fund, Class Y	23,135,503	361,119	210,678	—	107,747	27,086,470
NVIT Core Bond Fund, Class Y	270,220,634	47,520,752	432,019	—	43,234	308,478,859
NVIT Core Plus Bond Fund, Class Y	269,830,368	47,974,989	432,019	—	51,572	308,478,859
NVIT Short Term Bond Fund, Class Y	313,947,752	103,781,999	504,022	—	32,263	414,215,054
NVIT Money Market Fund, Class Y	44,748,744	722,239	45,470,983	—	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $248,785,988 and sales of $89,315,634 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,307,053,330	$291,955,945	$—	$291,955,945

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

19

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that most of the NVIT Cardinal Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, and that most of the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) were above the Funds’ expense group medians (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year). The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees noted that, according to management, each of the Funds had experienced a decrease in expenses over the past year and that NFA believed that breakpoints at the underlying Funds’ level were providing tangible and appropriate benefits to shareholders of the Funds. The Trustees also considered that, in the course of the Trustees’ review of the Fund’s contractual agreements, NFA agreed to implement new breakpoints in the advisory fees

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

of each Fund and to implement breakpoints in the advisory fees paid by underlying Funds that did not previously have breakpoints.

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below their respective performance universe medians for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the NVIT Cardinal Funds are managed to produce total return performance principally by investing at relatively fixed asset allocations over time in the Funds’ six core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

21

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc.
(dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

22

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26

NVIT CardinalSM Moderately Aggressive Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MAG (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular

U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT CardinalSM Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT CardinalSM Moderately Aggressive Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class I Shares	Actual	1,000.00	1,082.90	1.55	0.30
	Hypothetical[c]	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	1,000.00	1,083.00	2.01	0.39
	Hypothetical[c]	1,000.00	1,022.86	1.96	0.39

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT CardinalSM Moderately Aggressive Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	80.1%
Fixed Income Funds	19.9%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Multi-Manager Large Cap Value Fund, Class Y	19.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	16.0%
NVIT Multi-Manager International Value Fund, Class Y	13.0%
NVIT Multi-Manager International Growth Fund, Class Y	12.0%
NVIT Core Plus Bond Fund, Class Y	7.5%
NVIT Core Bond Fund, Class Y	7.4%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.1%
NVIT Short-Term Bond Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	4.0%
Other Holdings	4.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 80.1%
NVIT Multi-Manager International Growth Fund, Class Y (a)	4,939,074	$51,119,418
NVIT Multi-Manager International Value Fund, Class Y (a)	5,576,643	55,208,761
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,793,613	68,132,894
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	7,333,908	80,893,001
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	1,732,617	21,345,836
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,432,973	29,852,574
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	421,076	8,585,730
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,228,790	17,092,467
NVIT Multi-Manager Small Company Fund, Class Y (a)	376,732	8,585,730

Total Equity Funds (cost $269,663,718)		340,816,411

Fixed Income Funds 19.9%
NVIT Core Bond Fund, Class Y (a)	2,881,611	31,697,724
NVIT Core Plus Bond Fund, Class Y (a)	2,758,293	31,747,958
NVIT Short-Term Bond Fund, Class Y (a)	2,007,123	21,074,794

Total Fixed Income Funds (cost $83,229,355)		84,520,476

Total Mutual Funds (cost $352,893,073)		425,336,887

Total Investments (cost $352,893,073) (b) — 100.0%		425,336,887

Liabilities in excess of other assets — 0.0%†		(142,151)

NET ASSETS — 100.0%		$425,194,736

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $352,893,073)	$425,336,887
Receivable for investments sold	1,310,069
Receivable for capital shares issued	35,845
Prepaid expenses	3,413

Total Assets	426,686,214

Liabilities:
Payable for capital shares redeemed	1,345,807
Accrued expenses and other payables:
Investment advisory fees	68,626
Fund administration fees	11,187
Distribution fees	28,676
Administrative servicing fees	16,802
Accounting and transfer agent fees	116
Trustee fees	120
Custodian fees	2,571
Compliance program costs (Note 3)	378
Professional fees	7,588
Printing fees	8,274
Other	1,333

Total Liabilities	1,491,478

Net Assets	$425,194,736

Represented by:
Capital	$315,466,217
Accumulated undistributed net investment income	808,162
Accumulated net realized gains from affiliated investments	36,476,543
Net unrealized appreciation/(depreciation) from investments in affiliates	72,443,814

Net Assets	$425,194,736

Net Assets:
Class I Shares	$38,173,725
Class II Shares	387,021,011

Total	$425,194,736

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,478,661
Class II Shares	35,306,355

Total	38,785,016

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.97
Class II Shares	$10.96

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund
EXPENSES:
Investment advisory fees	$424,908
Fund administration fees	67,050
Distribution fees Class II Shares	485,429
Administrative servicing fees Class I Shares	9,140
Administrative servicing fees Class II Shares	97,089
Professional fees	12,701
Printing fees	8,203
Trustee fees	7,524
Custodian fees	7,904
Compliance program costs (Note 3)	759
Other	5,667

Total expenses before fees waived, and expenses reimbursed	1,126,374

Distribution fees waived — Class II (Note 3)	(310,678)
Expenses reimbursed by adviser (Note 3)	(3,500)

Net Expenses	812,196

NET INVESTMENT LOSS	(812,196)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	17,567,532
Net change in unrealized appreciation/(depreciation) from investments in affiliates	17,358,579

Net realized/unrealized gains from affiliated investments	34,926,111

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$34,113,915

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Aggressive Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(812,196)	$3,318,042
Net realized gains from affiliated investments	17,567,532	21,091,361
Net change in unrealized appreciation/(depreciation) from investments in affiliates	17,358,579	30,291,897

Change in net assets resulting from operations	34,113,915	54,701,300

Distributions to Shareholders From:
Net investment income:
Class I	–	(421,057)
Class II	–	(4,468,244)
Net realized gains:
Class I	–	(841,149)
Class II	–	(9,745,147)

Change in net assets from shareholder distributions	–	(15,475,597)

Change in net assets from capital transactions	(21,768,400)	(7,733,023)

Change in net assets	12,345,515	31,492,680

Net Assets:
Beginning of period	412,849,221	381,356,541

End of period	$425,194,736	$412,849,221

Accumulated undistributed net investment income at end of period	$808,162	$1,620,358

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,065,090	$7,032,669
Dividends reinvested	–	1,262,206
Cost of shares redeemed	(1,372,600)	(5,996,631)

Total Class I Shares	1,692,490	2,298,244

Class II Shares
Proceeds from shares issued	15,280,955	10,109,371
Dividends reinvested	–	14,213,391
Cost of shares redeemed	(38,741,845)	(34,354,029)

Total Class II Shares	(23,460,890)	(10,031,267)

Change in net assets from capital transactions	$(21,768,400)	$(7,733,023)

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Moderately Aggressive Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

SHARE TRANSACTIONS:
Class I Shares
Issued	284,209	717,821
Reinvested	–	125,783
Redeemed	(127,137)	(612,361)

Total Class I Shares	157,072	231,243

Class II Shares
Issued	1,418,995	1,024,124
Reinvested	–	1,419,409
Redeemed	(3,572,742)	(3,479,705)

Total Class II Shares	(2,153,747)	(1,036,172)

Total change in shares	(1,996,675)	(804,929)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.13	(0.02)	0.86	0.84	–	–	–	–	$10.97	8.29%	$38,173,725	0.30%	(0.30)%	0.30%	4.49%
Year Ended December 31, 2012(e)	$9.18	0.09	1.25	1.34	(0.13)	(0.26)	–	(0.39)	$10.13	14.67%	$33,645,683	0.30%	0.94%	0.30%	8.85%
Year Ended December 31, 2011(e)	$9.95	0.10	(0.54)	(0.44)	(0.24)	(0.09)	–	(0.33)	$9.18	(4.57)%	$28,354,511	0.30%	1.06%	0.30%	13.96%
Year Ended December 31, 2010(e)	$8.84	0.10	1.07	1.17	(0.06)	–	–	(0.06)	$9.95	13.50%	$26,058,874	0.30%	1.14%	0.31%	5.62%
Year Ended December 31, 2009(e)	$7.08	0.11	1.76	1.87	(0.11)	–	–	(0.11)	$8.84	26.69%	$13,307,323	0.30%	1.44%	0.30%	15.09%
Period Ended December 31, 2008(f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.24)%	$4,927,688	0.28%	1.52%	0.36%	13.38%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.12	(0.02)	0.86	0.84	–	–	–	–	$10.96	8.30%	$387,021,011	0.39%	(0.39)%	0.55%	4.49%
Year Ended December 31, 2012(e)	$9.17	0.08	1.25	1.33	(0.12)	(0.26)	–	(0.38)	$10.12	14.59%	$379,203,538	0.39%	0.81%	0.55%	8.85%
Year Ended December 31, 2011(e)	$9.94	0.09	(0.54)	(0.45)	(0.23)	(0.09)	–	(0.32)	$9.17	(4.67)%	$353,002,030	0.39%	0.91%	0.55%	13.96%
Year Ended December 31, 2010(e)	$8.84	0.11	1.05	1.16	(0.06)	–	–	(0.06)	$9.94	13.31%	$389,725,340	0.39%	1.21%	0.56%	5.62%
Year Ended December 31, 2009(e)	$7.08	0.09	1.78	1.87	(0.11)	–	–	(0.11)	$8.84	26.58%	$189,004,607	0.38%	1.23%	0.54%	15.09%
Period Ended December 31, 2008(f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.26)%	$98,014,675	0.39%	1.68%	0.60%	13.38%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the far value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When the fair value factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Six Months Ended June 30, 2013 Amount	Total
$24,128	$3,303	$16,371	$3,500	$47,302

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $67,050 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $759.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the six months ended June 30, 2013, the waiver of such distribution fees by NFD amounted to $310,678.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $106,229 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchasesat Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$50,100,242	$2,517,885	$2,911,107	$—	$1,214,780	$51,119,418
NVIT Multi-Manager International Value Fund, Class Y	55,668,148	3,280,977	4,620,020	—	1,808,815	55,208,761
NVIT Multi-Manager Large Cap Growth Fund, Class Y	65,347,874	1,548,373	6,143,137	—	2,796,602	68,132,894
NVIT Multi-Manager Large Cap Value Fund, Class Y	78,649,153	1,658,609	12,756,312	—	5,650,931	80,893,001
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	20,794,098	269,247	2,809,528	—	774,674	21,345,836
NVIT Multi-Manager Mid Cap Value Fund, Class Y	28,981,249	376,946	4,740,339	—	2,235,613	29,852,574
NVIT Multi-Manager Small Cap Growth Fund, Class Y	8,062,694	900,584	1,716,997	—	944,833	8,585,730
NVIT Multi-Manager Small Cap Value Fund, Class Y	16,821,688	215,398	2,825,184	—	1,324,140	17,092,467
NVIT Multi-Manager Small Company Fund, Class Y	8,265,788	107,699	1,098,014	—	537,893	8,585,730
NVIT Core Bond Fund, Class Y	30,163,291	3,225,428	788,644	—	110,307	31,697,724
NVIT Core Plus Bond Fund, Class Y	30,118,753	3,335,293	793,463	—	138,819	31,747,958
NVIT Short Term Bond Fund, Class Y	20,023,989	1,689,149	509,035	—	30,125	21,074,794

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $19,125,588 and sales of $41,711,780 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$353,506,129	$71,830,758	$—	$71,830,758

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that most of the NVIT Cardinal Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, and that most of the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) were above the Funds’ expense group medians (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year). The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees noted that, according to management, each of the Funds had experienced a decrease in expenses over the past year and that NFA believed that breakpoints at the underlying Funds’ level were providing tangible and appropriate benefits to shareholders of the Funds. The Trustees also considered that, in the course of the Trustees’ review of the Fund’s contractual agreements, NFA agreed to

21

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

implement new breakpoints in the advisory fees of each Fund and to implement breakpoints in the advisory fees paid by underlying Funds that did not previously have breakpoints.

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below their respective performance universe medians for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the NVIT Cardinal Funds are managed to produce total return performance principally by investing at relatively fixed asset allocations over time in the Funds’ six core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT CardinalSM Moderately Conservative Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MCON (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT CardinalSM Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT CardinalSM Moderately Conservative Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class I Shares	Actual	1,000.00	1,035.20	1.51	0.30
	Hypothetical[c]	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	1,000.00	1,035.20	1.97	0.39
	Hypothetical[c]	1,000.00	1,022.86	1.96	0.39

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT CardinalSM Moderately Conservative Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Fixed Income Funds	59.7%
Equity Funds	40.3%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Short-Term Bond Fund, Class Y	26.9%
NVIT Core Plus Bond Fund, Class Y	16.4%
NVIT Core Bond Fund, Class Y	16.4%
NVIT Multi-Manager Large Cap Value Fund, Class Y	13.1%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	9.0%
NVIT Multi-Manager International Value Fund, Class Y	5.9%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.1%
NVIT Multi-Manager International Growth Fund, Class Y	3.9%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.1%
NVIT Multi-Manager Small Company Fund, Class Y	1.1%
NVIT Multi-Manager Small Cap Value Fund, Class Y	1.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 40.3%
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,961,882	$30,655,479
NVIT Multi-Manager International Value Fund, Class Y (a)	4,664,452	46,178,074
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	6,008,285	70,657,431
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	9,273,625	102,288,080
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	1,320,077	16,263,354
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,626,527	32,227,481
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	589,641	8,201,910
NVIT Multi-Manager Small Company Fund, Class Y (a)	365,622	8,332,521

Total Equity Funds (cost $258,605,147)		314,804,330

Fixed Income Funds 59.7%
NVIT Core Bond Fund, Class Y (a)	11,658,908	128,247,984
NVIT Core Plus Bond Fund, Class Y (a)	11,142,310	128,247,984
NVIT Short-Term Bond Fund, Class Y (a)	20,030,276	210,317,895

Total Fixed Income Funds (cost $464,094,178)		466,813,863

Total Mutual Funds (cost $722,699,325)		781,618,193

Total Investments (cost $722,699,325) (b) —100.0%		781,618,193

Liabilities in excess of other assets — 0.0%†		(249,247)

NET ASSETS — 100.0%		$781,368,946

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $722,699,325)	$781,618,193
Receivable for capital shares issued	2,061,168
Prepaid expenses	6,139

Total Assets	783,685,500

Liabilities:
Payable for investments purchased	2,020,575
Payable for capital shares redeemed	40,397
Accrued expenses and other payables:
Investment advisory fees	128,614
Fund administration fees	17,718
Distribution fees	57,467
Administrative servicing fees	29,927
Accounting and transfer agent fees	149
Trustee fees	220
Custodian fees	4,496
Compliance program costs (Note 3)	670
Professional fees	7,986
Printing fees	8,064
Other	271

Total Liabilities	2,316,554

Net Assets	$781,368,946

Represented by:
Capital	$697,111,836
Accumulated undistributed net investment income	1,467,964
Accumulated net realized gains from affiliated investments	23,870,278
Net unrealized appreciation/(depreciation) from investments in affiliates	58,918,868

Net Assets	$781,368,946

Net Assets:
Class I Shares	$5,492,734
Class II Shares	775,876,212

Total	$781,368,946

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	491,123
Class II Shares	69,424,333

Total	69,915,456

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.18
Class II Shares	$11.18

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund
EXPENSES:
Investment advisory fees	$763,483
Fund administration fees	103,982
Distribution fees Class II Shares	947,707
Administrative servicing fees Class I Shares	1,327
Administrative servicing fees Class II Shares	189,547
Professional fees	17,925
Printing fees	8,530
Trustee fees	13,475
Custodian fees	13,925
Accounting and transfer agent fees	43
Compliance program costs (Note 3)	1,351
Recoupment fees (Note 3)	13,466
Other	9,624

Total expenses before fees waived	2,084,385

Distribution fees waived — Class II (Note 3)	(606,539)

Net Expenses	1,477,846

NET INVESTMENT LOSS	(1,477,846)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	7,234,955
Net change in unrealized appreciation/(depreciation) from investments in affiliates	20,126,325

Net realized/unrealized gains from affiliated investments	27,361,280

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$25,883,434

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Conservative Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(1,477,846)	$9,900,916
Net realized gains from affiliated investments	7,234,955	19,614,142
Net change in unrealized appreciation/(depreciation) from investments in affiliates	20,126,325	32,324,700

Change in net assets resulting from operations	25,883,434	61,839,758

Distributions to Shareholders From:
Net investment income:
Class I	–	(80,448)
Class II	–	(11,447,277)
Net realized gains:
Class I	–	(82,531)
Class II	–	(12,295,270)

Change in net assets from shareholder distributions	–	(23,905,526)

Change in net assets from capital transactions	14,787,325	131,961,510

Change in net assets	40,670,759	169,895,742

Net Assets:
Beginning of period	740,698,187	570,802,445

End of period	$781,368,946	$740,698,187

Accumulated undistributed net investment income at end of period	$1,467,964	$2,945,810

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$766,426	$2,337,192
Dividends reinvested	–	162,979
Cost of shares redeemed	(408,857)	(995,464)

Total Class I Shares	357,569	1,504,707

Class II Shares
Proceeds from shares issued	33,917,328	121,612,384
Dividends reinvested	–	23,742,547
Cost of shares redeemed	(19,487,572)	(14,898,128)

Total Class II Shares	14,429,756	130,456,803

Change in net assets from capital transactions	$14,787,325	$131,961,510

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Moderately Conservative Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

SHARE TRANSACTIONS:
Class I Shares
Issued	68,590	219,633
Reinvested	–	15,115
Redeemed	(36,362)	(93,081)

Total Class I Shares	32,228	141,667

Class II Shares
Issued	3,033,307	11,420,253
Reinvested	–	2,203,172
Redeemed	(1,753,258)	(1,390,032)

Total Class II Shares	1,280,049	12,233,393

Total change in shares	1,312,277	12,375,060

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average NetAssets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.80	(0.02)	0.40	0.38	–	–	–	–	$11.18	3.52%	$5,492,734	0.30%	(0.30)%	0.30%	7.34%
Year Ended December 31, 2012(e)	$10.15	0.18	0.84	1.02	(0.18)	(0.19)	–	(0.37)	$10.80	10.13%	$4,955,966	0.30%	1.69%	0.30%	11.52%
Year Ended December 31, 2011(e)	$10.51	0.17	(0.19)	(0.02)	(0.28)	(0.06)	–	(0.34)	$10.15	(0.28)%	$3,220,916	0.30%	1.64%	0.30%	12.05%
Year Ended December 31, 2010(e)	$9.75	0.15	0.74	0.89	(0.11)	(0.02)	–	(0.13)	$10.51	9.31%	$2,715,207	0.30%	1.46%	0.31%	4.76%
Year Ended December 31, 2009(e)	$8.47	0.17	1.32	1.49	(0.20)	(0.01)	–	(0.21)	$9.75	17.64%	$1,697,147	0.30%	1.91%	0.31%	10.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.13	(1.49)	(1.36)	(0.14)	(0.03)	–	(0.17)	$8.47	(13.73)%	$1,419,127	0.26%	2.04%	0.41%	22.21%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.80	(0.02)	0.40	0.38	–	–	–	–	$11.18	3.52%	$775,876,212	0.39%	(0.39)%	0.55%	7.34%
Year Ended December 31, 2012(e)	$10.15	0.16	0.85	1.01	(0.17)	(0.19)	–	(0.36)	$10.80	10.04%	$735,742,221	0.39%	1.49%	0.55%	11.52%
Year Ended December 31, 2011(e)	$10.51	0.16	(0.19)	(0.03)	(0.27)	(0.06)	–	(0.33)	$10.15	(0.27)%	$567,581,529	0.39%	1.53%	0.55%	12.05%
Year Ended December 31, 2010(e)	$9.76	0.15	0.73	0.88	(0.11)	(0.02)	–	(0.13)	$10.51	9.03%	$413,845,909	0.39%	1.50%	0.56%	4.76%
Year Ended December 31, 2009(e)	$8.47	0.19	1.30	1.49	(0.19)	(0.01)	–	(0.20)	$9.76	17.68%	$183,329,225	0.39%	2.08%	0.56%	10.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.12	(1.49)	(1.37)	(0.13)	(0.03)	–	(0.16)	$8.47	(13.77)%	$43,449,446	0.39%	2.97%	0.67%	22.21%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Six Months Ended June 30, 2013 Amount	Total
$21,169	$—	$—	$—	$21,169

Amounts designated as “—” are zero or have been rounded to zero.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Pursuant to the Expense Limitation Agreement, for the six months ended June 30, 2013, the Fund reimbursed NFA in the amount of $13,466.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $103,982 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $1,351.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the six months ended June 30, 2013, the waiver of such distribution fees by NFD amounted to $606,539.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $190,874 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$30,396,716	$736,442	$1,331,817	$—	$331,912	$30,655,479
NVIT Multi-Manager International Value Fund, Class Y	46,749,695	2,108,281	3,453,741	—	453,685	46,178,074
NVIT Multi-Manager Large Cap Growth Fund, Class Y	66,927,044	762,824	4,587,063	—	1,415,566	70,657,431
NVIT Multi-Manager Large Cap Value Fund, Class Y	97,969,551	1,101,856	13,458,685	—	3,140,824	102,288,080
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	15,140,005	169,516	1,302,465	—	286,425	16,263,354
NVIT Multi-Manager Mid Cap Value Fund, Class Y	30,148,011	339,033	3,746,488	—	870,671	32,227,481
NVIT Multi-Manager Small Cap Value Fund, Class Y	7,654,923	84,758	849,321	—	223,653	8,201,910
NVIT Multi-Manager Small Company Fund, Class Y	7,525,468	84,758	478,166	—	103,954	8,332,521
NVIT Core Bond Fund, Class Y	120,856,136	12,487,561	1,464,376	—	151,906	128,247,984
NVIT Core Plus Bond Fund, Class Y	120,684,201	12,693,113	1,464,376	—	175,675	128,247,984
NVIT Short Term Bond Fund, Class Y	175,065,608	38,837,913	2,130,002	—	80,684	210,317,895
NVIT Money Market Fund, Class Y	21,834,366	254,275	22,088,640	—	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $69,660,330 and sales of $56,355,140 (excluding short-term securities).

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$722,831,875	$58,786,318	$—	$58,786,318

Amount designated as “—” is zero or has been rounded to zero.

10. Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that most of the NVIT Cardinal Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, and that most of the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) were above the Funds’ expense group medians (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year). The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees noted that, according to management, each of the Funds had experienced a decrease in expenses over the past year and that NFA believed that breakpoints at the underlying Funds’ level were providing tangible and appropriate benefits to shareholders of the Funds. The Trustees also considered that, in the course of the Trustees’ review of the Fund’s contractual agreements, NFA agreed to implement new breakpoints in the advisory fees

21

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

of each Fund and to implement breakpoints in the advisory fees paid by underlying Funds that did not previously have breakpoints.

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below their respective performance universe medians for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the NVIT Cardinal Funds are managed to produce total return performance principally by investing at relatively fixed asset allocations over time in the Funds’ six core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply International,
Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp.
(paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc.
(specialty chemicals) from
				2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT Core Bond Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

14	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

28	Supplemental Information

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CB (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Core Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Core Bond Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	971.70	2.93	0.60
	Hypothetical	[b]	1,000.00	1,021.82	3.01	0.60
Class II Shares	Actual		1,000.00	970.70	4.15	0.85
	Hypothetical	[b]	1,000.00	1,020.58	4.26	0.85
Class Y Shares	Actual		1,000.00	972.60	2.20	0.45
	Hypothetical	[b]	1,000.00	1,022.56	2.26	0.45

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Core Bond Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Corporate Bonds	55.1%
U.S. Government Sponsored & Agency Obligations	13.8%
Collateralized Mortgage Obligations	9.5%
U.S. Treasury Notes	4.9%
U.S. Government Mortgage Backed Agencies	4.3%
Commercial Mortgage Backed Securities	4.2%
Yankee Dollars	1.8%
Municipal Bonds	1.6%
Mutual Fund	1.6%
Repurchase Agreements	1.5%
Sovereign Bond	1.0%
Asset-Backed Securities	1.0%
U.S. Treasury Bond	0.3%
Liabilities in excess of other assets	(0.6%)

100.0%

Top Industries ††
Commercial Banks	8.4%
Oil, Gas & Consumable Fuels	7.7%
Metals & Mining	3.4%
Insurance	3.3%
Diversified Financial Services	3.0%
Gas Utilities	2.9%
Chemicals	2.8%
Pharmaceuticals	2.3%
Health Care Providers & Services	2.2%
Media	2.2%
Other Industries*	61.8%

100.0%

Top Holdings ††
U.S. Treasury Notes, 0.63%, 04/30/18	3.4%
Federal National Mortgage Association, 4.38%, 10/15/15	2.0%
Private Export Funding Corp., 4.30%, 12/15/21	1.7%
Fidelity Institutional Money Market Fund—Institutional Class	1.6%
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	1.6%
Government National Mortgage Association, 5.00%, 03/16/37	1.3%
Tennessee Valley Authority, 5.88%, 04/01/36	1.2%
CVS Pass-Through Trust, 6.94%, 01/10/30	1.2%
ING Bank NV, 5.13%, 05/01/15	1.2%
Federal National Mortgage Association Pool, 3.00%, 02/01/43	1.1%
Other Holdings*	83.7%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 1.0%

	Principal Amount	Market Value

Automobiles 0.2%
Credit Acceptance Auto Loan Trust,
Series 2012-1A, Class A, 2.20%, 09/16/19 (a)	$2,000,000	$2,025,428

Other 0.8%
Structured Asset Investment Loan Trust,
Series 2004-7, Class A7, 1.03%, 08/25/34 (b)	10,032,551	9,850,151

Total Asset-Backed Securities (cost $11,681,967)		11,875,579

Collateralized Mortgage Obligations 9.5%
Federal Home Loan Mortgage Corp. REMICS
Series 2653, Class C, 3.88%, 06/15/23	6,976,572	7,311,294
Series 3451, Class VB, 5.00%, 05/15/28	7,840,452	8,029,832
Series 3036, Class TM, 4.50%, 12/15/34	5,857,429	6,066,460
Series 3189, Class PC, 6.00%, 08/15/35	5,675,808	5,942,166
Series 3665, Class KA, 3.00%, 05/15/36	4,611,035	4,754,739
Series 3540, Class LN, 4.50%, 04/15/38	7,939,979	8,386,325
Federal National Mortgage Association REMICS
Series 2008-55, Class VB, 5.00%, 02/25/27	9,452,999	9,600,238
Series 2010-86, Class VB, 3.00%, 05/25/28	6,009,914	6,171,154
Series 2005-53, Class MH, 5.50%, 03/25/34	3,975,096	4,096,247
Series 2007-74, Class QC, 6.00%, 02/25/36	2,821,877	2,835,043
Series 2007-6, Class PA, 5.50%, 02/25/37	2,470,092	2,647,217
Series 2010-122, Class TG, 3.00%, 04/25/39	5,532,468	5,685,636
Series 2009-78, Class BM, 4.00%, 06/25/39	3,699,148	3,901,720
Government National Mortgage Association
Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,645,011
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,283,897
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	12,949,507

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Government National Mortgage Association (continued)
Series 2010-112, Class QM, 2.50%, 09/20/39	$5,452,449	$5,555,759
Impac Secured Assets CMN Owner Trust,
Series 2004-3, Class 1A5, 1.13%, 11/25/34 (b)	1,731,075	1,536,842

Total Collateralized Mortgage Obligations (cost $118,579,038)		120,399,087

Commercial Mortgage Backed Securities 4.2%
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Class AM, 4.91%, 07/10/43 (b)	700,000	736,600
Series 2005-6, Class AJ, 5.36%, 09/10/47 (b)	730,000	782,499
Series 2005-6, Class A4, 5.36%, 09/10/47 (b)	2,500,000	2,692,610
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A6, 4.75%, 02/13/46 (b)	998,343	1,036,055
Series 2005-T18, Class A4, 4.93%, 02/13/42 (b)	1,662,740	1,754,811
Series 2006-T22, Class AM, 5.77%, 04/12/38 (b)	500,000	538,084
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A3B 5.88%, 12/10/49 (b)	2,000,000	2,077,300
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	2,370,208	2,506,742
Series 2011-LC1A, Class A3, 5.00%, 11/10/46 (a)	2,250,000	2,481,263
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4, 5.44%, 03/10/39	8,000,000	8,841,093
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	788,906
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6, 5.40%, 08/10/38 (b)(c)	1,500,000	1,545,089
Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,000,000	2,216,361
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,180,313

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (b)	$1,000,000	$1,065,921
Series 2006-LDP6, Class A4, 5.47%, 04/15/43 (b)	1,305,015	1,426,905
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4, 4.37%, 03/15/36	2,500,000	2,543,527
Series 2004-C4, Class A3, 5.56%, 06/15/29 (b)	66,934	66,922
Series 2005-C1, Class AJ, 4.81%, 02/15/40	2,200,000	2,237,651
Series 2005-C7, Class AJ, 5.32%, 11/15/40 (b)	1,500,000	1,604,485
Series 2007-C6, Class A2, 5.85%, 07/15/40	356,061	358,218
Series 2008-C1, Class A2, 6.32%, 04/15/41 (b)	1,500,000	1,730,365
Morgan Stanley Capital I
Series 2005-T19, Class AJ, 4.98%, 06/12/47 (b)	1,000,000	1,052,277
Series 2006-T21, Class A4, 5.16%, 10/12/52 (b)	2,500,000	2,700,548
Series 2006-T23, Class AM, 5.99%, 08/12/41 (b)	1,479,000	1,613,079
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,128,382
Series 2011-C1, Class A2, 3.88%, 09/15/47 (a)	2,500,000	2,649,177
Series 2011-C1, Class A4, 5.03%, 09/15/47 (a)(b)	3,000,000	3,312,647

Total Commercial Mortgage Backed Securities (cost $51,027,030)		53,667,830

Corporate Bonds 55.1%
Aerospace & Defense 0.4%
L-3 Communications Corp., 5.20%, 10/15/19	5,000,000	5,359,993

Airlines 0.0%†
Continental Airlines Pass-Through Trust,
Series 2002-2, Class A-1, 7.71%, 04/02/21	300,830	327,904

Beverages 1.8%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19	1,500,000	1,896,070
6.88%, 11/15/19	1,500,000	1,860,444
Molson Coors Brewing Co., 3.50%, 05/01/22 (c)	10,500,000	10,389,422

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
PepsiCo, Inc.,
2.75%, 03/01/23 (c)	$9,625,000	$9,128,433

		23,274,369

Biotechnology 1.3%
Biogen Idec, Inc., 6.88%, 03/01/18	8,000,000	9,532,109
Celgene Corp., 3.25%, 08/15/22	7,000,000	6,653,480

		16,185,589

Capital Markets 1.2%
FMR LLC
7.49%, 06/15/19 (a)	3,250,000	3,928,202
6.50%, 12/14/40 (a)	3,000,000	3,498,301
5.15%, 02/01/43 (a)	3,000,000	2,915,714
Morgan Stanley
5.75%, 01/25/21	2,000,000	2,170,656
5.50%, 07/28/21	3,000,000	3,198,912

		15,711,785

Chemicals 2.8%
Agrium, Inc., 6.75%, 01/15/19	7,173,000	8,520,465
Airgas, Inc., 4.50%, 09/15/14	1,000,000	1,043,719
CF Industries, Inc.
7.13%, 05/01/20	5,000,000	5,975,000
3.45%, 06/01/23	8,000,000	7,661,521
Cytec Industries, Inc., 3.50%, 04/01/23	5,000,000	4,768,396
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	5,000,000	5,961,720
7.30%, 01/15/28	1,205,000	1,470,541

		35,401,362

Commercial Banks 8.4%
Bank of America NA, 6.10%, 06/15/17	11,800,000	13,220,082
CoBank, ACB, 7.88%, 04/16/18 (a)	10,685,000	13,153,478
Fifth Third Bancorp, 4.50%, 06/01/18	6,350,000	6,837,136
HSBC Bank USA NA
6.00%, 08/09/17	3,000,000	3,387,186
4.88%, 08/24/20	3,000,000	3,213,473
HSBC Holdings PLC, 6.80%, 06/01/38	2,750,000	3,153,796
Huntington Bancshares, Inc., 7.00%, 12/15/20	2,500,000	2,982,546
ING Bank NV, 5.13%, 05/01/15 (a)	14,300,000	14,763,567

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
JPMorgan Chase Bank NA, 6.00%, 10/01/17	$8,350,000	$9,495,776
Nordea Bank AB, 4.88%, 05/13/21 (a)	4,350,000	4,470,913
Sovereign Bank, 8.75%, 05/30/18	7,500,000	8,782,763
Standard Chartered Bank, 6.40%, 09/26/17 (a)	11,900,000	13,416,313
SunTrust Bank
0.56%, 08/24/15 (b)	5,000,000	4,939,842
5.20%, 01/17/17	5,000,000	5,369,094

		107,185,965

Communications Equipment 0.1%
Cisco Systems, Inc., 5.50%, 01/15/40	750,000	850,361

Computers & Peripherals 0.2%
Hewlett-Packard Co., 4.65%, 12/09/21 (c)	2,500,000	2,503,367

Consumer Finance 2.0%
American Honda Finance Corp.
2.50%, 09/21/15 (a)	3,000,000	3,091,693
7.63%, 10/01/18 (a)	4,000,000	5,042,847
Student Loan Marketing Association, 0.00%, 10/03/22	14,956,000	11,178,922
Toyota Motor Credit Corp.
4.50%, 06/17/20	3,250,000	3,515,749
3.40%, 09/15/21	2,000,000	1,988,588

		24,817,799

Diversified Financial Services 3.0%
General Electric Capital Corp.
6.00%, 08/07/19	2,000,000	2,321,465
5.30%, 02/11/21	6,000,000	6,535,601
4.65%, 10/17/21	5,000,000	5,292,183
5.40%, 05/15/22	1,125,000	1,211,925
Hyundai Capital Services, Inc., 3.50%, 09/13/17 (a)	13,740,000	13,911,750
JPMorgan Chase & Co., Series 1,
7.90%, 04/30/18 (d)	1,000,000	1,130,000
MassMutual Global Funding II, 2.50%, 10/17/22 (a)	5,200,000	4,740,002
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,466,193

		38,609,119

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.50%, 02/15/18 (c)	$3,000,000	$3,420,101

Electric Utilities 1.7%
Exelon Generation Co. LLC, 4.25%, 06/15/22	5,000,000	5,035,825
Integrys Energy Group, Inc., 4.17%, 11/01/20	2,000,000	2,117,697
ITC Holdings Corp., 6.05%, 01/31/18 (a)	4,150,000	4,733,345
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,415,412
PPL Capital Funding, Inc., 4.20%, 06/15/22	7,000,000	7,093,754

		21,396,033

Electronic Equipment, Instruments & Components 0.8%
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	10,000,000	10,021,645

Energy Equipment & Services 0.4%
Weatherford International Ltd.
6.00%, 03/15/18	1,000,000	1,122,806
4.50%, 04/15/22	3,000,000	2,963,388
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,634,007

		5,720,201

Food & Staples Retailing 1.5%
CVS Pass-Through Trust
6.04%, 12/10/28	3,300,707	3,636,834
6.94%, 01/10/30	12,480,313	14,826,338

		18,463,172

Food Products 0.8%
Kraft Foods Group, Inc., 3.50%, 06/06/22 (c)	10,000,000	9,946,639

Gas Utilities 2.9%
DCP Midstream Operating LP, 3.88%, 03/15/23	5,000,000	4,699,909
Enbridge Energy Partners LP
5.20%, 03/15/20	4,500,000	4,888,696
4.20%, 09/15/21 (c)	10,450,000	10,630,901
Energy Transfer Partners LP
9.70%, 03/15/19 (c)	4,250,000	5,494,489
6.50%, 02/01/42	2,000,000	2,121,632
Sunoco Logistics Partners Operations LP
8.75%, 02/15/14	1,000,000	1,048,396
5.50%, 02/15/20	5,000,000	5,453,214
4.65%, 02/15/22	3,000,000	3,087,861

		37,425,098

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services 2.2%
Dignity Health, 3.13%, 11/01/22	$6,000,000	$5,523,685
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,344,865
Hospira, Inc., 6.05%, 03/30/17	7,284,000	7,793,441
Medtronic, Inc., 2.75%, 04/01/23	10,000,000	9,376,957

		28,038,948

Industrial Conglomerates 0.7%
Eaton Corp., 2.75%, 11/02/22 (a)	10,000,000	9,384,166

Insurance 3.3%
Aflac, Inc., 3.63%, 06/15/23	11,000,000	10,681,385
Berkshire Hathaway, Inc., 3.00%, 02/11/23 (c)	5,000,000	4,805,319
Liberty Mutual Group, Inc., 4.95%, 05/01/22 (a)	8,000,000	8,241,706
MetLife Institutional Funding II, 1.63%, 04/02/15 (a)	5,000,000	5,059,183
MetLife, Inc., 6.75%, 06/01/16	4,000,000	4,578,129
Prudential Financial, Inc.
4.75%, 09/17/15	3,000,000	3,229,022
6.00%, 12/01/17	5,000,000	5,743,163

		42,337,907

Media 2.2%
NBCUniversal Enterprise, Inc., 1.97%, 04/15/19 (a)	8,000,000	7,738,368
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,317,095
Time Warner Cable, Inc.
6.75%, 07/01/18	3,250,000	3,779,299
4.00%, 09/01/21	12,000,000	11,569,445

		27,404,207

Metals & Mining 3.2%
Barrick Gold Corp.
2.50%, 05/01/18 (a)	6,500,000	5,858,160
4.10%, 05/01/23 (a)	5,000,000	4,212,483
Cliffs Natural Resources, Inc., 4.88%, 04/01/21 (c)	2,500,000	2,266,918
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 03/15/23 (a)	8,000,000	7,268,272
5.45%, 03/15/43 (a)	1,000,000	883,950
Kinross Gold Corp., 5.13%, 09/01/21 (c)	7,887,000	7,714,224
Newcrest Finance Pty Ltd., 4.20%, 10/01/22 (a)	10,000,000	8,729,479

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Xstrata (Canada) Financial Corp., 4.95%, 11/15/21 (a)	$2,000,000	$1,955,688
Xstrata Finance (Canada) Ltd., 5.80%, 11/15/16 (a)	2,148,000	2,350,677

		41,239,851

Office Electronics 0.9%
Xerox Corp.
1.09%, 05/16/14 (b)	7,500,000	7,501,982
6.35%, 05/15/18 (c)	3,500,000	3,990,343

		11,492,325

Oil, Gas & Consumable Fuels 6.9%
Apache Corp., 4.75%, 04/15/43	1,850,000	1,756,743
BP AMI Leasing, Inc., 5.52%, 05/08/19 (a)	3,000,000	3,415,810
BP Capital Markets PLC, 3.56%, 11/01/21	8,000,000	8,017,429
Devon Energy Corp.
4.00%, 07/15/21	7,210,000	7,419,670
3.25%, 05/15/22 (c)	4,500,000	4,354,578
Global Marine, Inc., 7.00%, 06/01/28	1,000,000	1,058,995
Murphy Oil Corp.
2.50%, 12/01/17	10,500,000	10,341,691
3.70%, 12/01/22	9,500,000	8,797,471
Noble Holding International Ltd., 3.95%, 03/15/22	5,000,000	4,863,195
Petroleos Mexicanos, 3.50%, 01/30/23 (a)	5,000,000	4,583,704
Pride International, Inc., 6.88%, 08/15/20	2,500,000	2,968,420
Rowan Cos., Inc.
5.00%, 09/01/17	6,280,000	6,794,238
4.88%, 06/01/22	2,830,000	2,921,764
Transocean, Inc.
7.38%, 04/15/18	5,500,000	6,335,029
6.50%, 11/15/20	3,000,000	3,362,471
6.38%, 12/15/21	8,000,000	8,972,747
7.35%, 12/15/41	1,000,000	1,146,910

		87,110,865

Pharmaceuticals 2.1%
AbbVie, Inc.
1.75%, 11/06/17 (a)	5,000,000	4,904,010
2.90%, 11/06/22 (a)	8,000,000	7,467,967
Actavis, Inc., 1.88%, 10/01/17	7,416,000	7,219,816
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	7,000,000	6,530,273

		26,122,066

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) 1.0%
CommonWealth REIT, 6.25%, 06/15/17	$1,250,000	$1,342,532
ProLogis LP
7.38%, 10/30/19	2,445,000	2,969,562
6.63%, 12/01/19	6,750,000	7,974,671

		12,286,765

Road & Rail 0.9%
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	5,000,000	5,212,200
United Parcel Service, Inc., 5.13%, 04/01/19	5,000,000	5,762,828

		10,975,028

Tobacco 2.1%
Altria Group, Inc., 4.75%, 05/05/21	4,000,000	4,288,948
Lorillard Tobacco Co., 6.88%, 05/01/20 (c)	12,000,000	13,825,855
Reynolds American, Inc.
7.63%, 06/01/16	4,700,000	5,476,717
3.25%, 11/01/22	3,000,000	2,797,211

		26,388,731

Total Corporate Bonds (cost $695,088,604)		699,401,361

Municipal Bonds 1.6%
California 1.2%
Northern California Power Agency, Revenue Bonds, Series B, 7.31%, 06/01/40	3,015,000	3,540,454
State of California, 5.70%, 11/01/21	10,250,000	11,973,640

		15,514,094

District of Columbia 0.4%
Metropolitan Washington Airports Authority,
7.46%, 10/01/46	4,400,000	5,122,040

Total Municipal Bonds (cost $20,268,167)		20,636,134

Sovereign Bond 1.0%
ISRAEL 1.0%
Israel Government AID Bond, 5.50%, 12/04/23	10,602,000	12,968,947

Total Sovereign Bond (cost $13,036,795)		12,968,947

U.S. Government Mortgage Backed Agencies 4.3%

	Principal Amount	Market Value

Federal National Mortgage Association Pool
Pool# 464279
4.30%, 07/01/21	$3,019,518	$3,212,963
Pool# AP0524
3.00%, 07/01/42	7,013,105	6,867,364
Pool# AP4507
3.00%, 09/01/42	12,817,655	12,551,289
Pool# AQ9116
3.00%, 12/01/42	14,508,979	14,207,465
Pool# AR4239
3.00%, 02/01/43	14,819,028	14,511,071
Pool# AR9398
3.50%, 06/01/43	3,296,309	3,351,934

Total U.S. Government Mortgage Backed Agencies (cost $57,551,273)		54,702,086

U.S. Government Sponsored & Agency Obligations 13.8%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust, Series 2007-1, 5.13%, 04/19/17(a)	8,225,000	9,356,270
Federal Farm Credit Banks
2.80%, 11/05/14	10,000,000	10,340,078
0.65%, 03/28/17	10,000,000	9,833,911
Federal Home Loan Banks
2.75%, 03/13/15	5,000,000	5,203,384
3.63%, 03/12/21	8,000,000	8,676,991
5.00%, 03/12/21	5,000,000	5,930,245
Federal Home Loan Mortgage Corp.
1.00%, 08/20/14	20,000,000	20,174,048
5.35%, 08/01/15	13,000,000	14,317,790
5.13%, 11/17/17	8,000,000	9,273,889
Federal National Mortgage Association
4.38%, 10/15/15	24,000,000	26,133,977
0.00%, 06/01/17	1,000,000	953,260
Private Export Funding Corp.
3.05%, 10/15/14	10,000,000	10,335,262
2.25%, 12/15/17	7,000,000	7,235,171
4.30%, 12/15/21	20,000,000	22,274,146
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	15,063,540

Total U.S. Government Sponsored & Agency Obligations (cost $168,217,228)		175,101,962

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Bond Fund (Continued)

U.S. Treasury Bond 0.3%

	Principal Amount	Market Value

U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19	$3,000,000	$3,674,078

Total U.S. Treasury Bond (cost $3,339,998)		3,674,078

U.S. Treasury Notes 4.9%
U.S. Treasury Notes
0.75%, 02/28/18	12,000,000	11,705,625
0.63%, 04/30/18(c)	45,000,000	43,488,279
1.63%, 11/15/22(c)	8,000,000	7,467,500

Total U.S. Treasury Notes (cost $64,754,119)		62,661,404

Yankee Dollars 1.8%
Energy Equipment & Services 0.4%
Weatherford International Ltd., 6.50%, 08/01/36	4,700,000	4,761,814

Metals & Mining 0.2%
Xstrata Canada Corp., 6.00%, 10/15/15	2,740,000	3,002,683

Oil, Gas & Consumable Fuels 0.9%
Nexen, Inc.
6.20%, 07/30/19	5,500,000	6,478,672
7.40%, 05/01/28	2,000,000	2,519,972
6.40%, 05/15/37	2,250,000	2,450,856

		11,449,500

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance III BV, 0.77%, 03/21/14 (b)	3,300,000	3,306,194

Total Yankee Dollars (cost $22,330,964)		22,520,191

Mutual Fund 1.6%

	Shares	Market Value

Money Market Fund 1.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (e)	20,181,356	20,181,356

Total Mutual Fund (cost $20,181,356)		20,181,356

Repurchase Agreements 1.5%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $9,141,201, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18—05/04/37; total market value $9,324,021. (f)	$9,141,118	$9,141,118
BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $10,0000,100, collateralized by U.S. Government Agency Securities, ranging from 0.00%—7.25%, maturing 07/01/13—07/17/37; total market value $10,200,016. (f)	10,000,000	10,000,000

Total Repurchase Agreements (cost $19,141,118)		19,141,118

Total Investments (cost $1,265,197,657) (g) — 100.6%		1,276,931,133

Liabilities in excess of other assets — (0.6)%		(7,908,170)

NET ASSETS — 100.0%		$1,269,022,963

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2013 was $192,051,275 which represents 15.13% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2013. The maturity date represents the actual maturity date.

(c)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $105,755,594 which was collateralized by a repurchase agreement with a value of $19,141,118 and $90,350,591 of collateral in the form of U.S. Government Agency securities, interest rates ranging from 0.00% to 7.50% and maturity dates ranging from 01/31/14 to 06/15/48, a total value of $109,491,709.

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Bond Fund (Continued)

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2013. The maturity date reflects the next call date.

(e)	Represents 7-day effective yield as of June 30, 2013.

(f)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $19,141,118.

(g)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.
AB	Stock Company

AID	Agency for International Development

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Core Bond Fund
Assets:
Investments, at value* (cost $1,246,056,539)	$1,257,790,015
Repurchase agreements, at value and cost	19,141,118

Total Investments	1,276,931,133

Interest and dividends receivable	9,554,290
Security lending income receivable	15,435
Receivable for investments sold	3,439,804
Receivable for capital shares issued	2,482,396
Prepaid expenses	9,354

Total Assets	1,292,432,412

Liabilities:
Payable for investments purchased	3,423,377
Payable for capital shares redeemed	316,106
Payable upon return of securities loaned (Note 2)	19,141,118
Accrued expenses and other payables:
Investment advisory fees	415,209
Fund administration fees	31,800
Distribution fees	23,446
Administrative servicing fees	13,738
Accounting and transfer agent fees	3,384
Trustee fees	366
Custodian fees	7,437
Compliance program costs (Note 3)	1,079
Professional fees	18,640
Printing fees	13,424
Other	325

Total Liabilities	23,409,449

Net Assets	$1,269,022,963

Represented by:
Capital	$1,218,483,425
Accumulated undistributed net investment income	19,808,903
Accumulated net realized gains from investment transactions	18,997,159
Net unrealized appreciation/(depreciation) from investments	11,733,476

Net Assets	$1,269,022,963

Net Assets:
Class I Shares	$16,183,480
Class II Shares	111,348,449
Class Y Shares	1,141,491,034

Total	$1,269,022,963

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,471,897
Class II Shares	10,165,995
Class Y Shares	103,768,294

Total	115,406,186

*	Includes value of securities on loan of $105,755,594 (Note 2).

14

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Core Bond Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.99
Class II Shares	$10.95
Class Y Shares	$11.00

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Core Bond Fund
INVESTMENT INCOME:
Interest income	$20,046,374
Income from securities lending (Note 2)	32,795
Dividend income	9,988

Total Income	20,089,157

EXPENSES:
Investment advisory fees	2,411,985
Fund administration fees	188,820
Distribution fees Class II Shares	146,931
Administrative servicing fees Class I Shares	13,690
Administrative servicing fees Class II Shares	88,159
Professional fees	35,163
Printing fees	11,198
Trustee fees	23,804
Custodian fees	21,920
Accounting and transfer agent fees	6,609
Compliance program costs (Note 3)	2,147
Other	19,061

Total expenses before earnings credit	2,969,487

Earnings credit (Note 5)	(287)

Net Expenses	2,969,200

NET INVESTMENT INCOME	17,119,957

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	4,911,778
Net change in unrealized appreciation/(depreciation) from investments	(58,475,319)

Net realized/unrealized losses from investments	(53,563,541)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,443,584)

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	NVIT Core Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$17,119,957	$35,294,765
Net realized gains from investment transactions	4,911,778	16,328,097
Net change in unrealized appreciation/(depreciation) from investments	(58,475,319)	34,293,553

Change in net assets resulting from operations	(36,443,584)	85,916,415

Distributions to Shareholders From:
Net investment income:
Class I	–	(605,124)
Class II	–	(3,374,100)
Class Y	–	(32,968,841)
Net realized gains:
Class I	–	(118,449)
Class II	–	(800,992)
Class Y	–	(6,456,357)

Change in net assets from shareholder distributions	–	(44,323,863)

Change in net assets from capital transactions	108,690,435	101,649,549

Change in net assets	72,246,851	143,242,101

Net Assets:
Beginning of period	1,196,776,112	1,053,534,011

End of period	$1,269,022,963	$1,196,776,112

Accumulated undistributed net investment income at end of period	$19,808,903	$2,688,946

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,679,950	$9,257,650
Dividends reinvested	–	723,573
Cost of shares redeemed	(5,841,301)	(11,290,577)

Total Class I Shares	(3,161,351)	(1,309,354)

Class II Shares
Proceeds from shares issued	4,717,341	17,042,645
Dividends reinvested	–	4,175,092
Cost of shares redeemed	(10,904,315)	(34,524,178)

Total Class II Shares	(6,186,974)	(13,306,441)

Class Y Shares
Proceeds from shares issued	130,864,086	162,570,184
Dividends reinvested	–	39,425,198
Cost of shares redeemed	(12,825,326)	(85,730,038)

Total Class Y Shares	118,038,760	116,265,344

Change in net assets from capital transactions	$108,690,435	$101,649,549

17

Statements of Changes in Net Assets (Continued)

	NVIT Core Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	239,313	814,250
Reinvested	–	63,948
Redeemed	(522,382)	(994,177)

Total Class I Shares	(283,069)	(115,979)

Class II Shares
Issued	418,012	1,542,093
Reinvested	–	369,985
Redeemed	(969,608)	(3,068,730)

Total Class II Shares	(551,596)	(1,156,652)

Class Y Shares
Issued	11,518,432	14,423,187
Reinvested	–	3,483,682
Redeemed	(1,137,264)	(7,543,401)

Total Class Y Shares	10,381,168	10,363,468

Total change in shares	9,546,503	9,090,837

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.31	0.15	(0.47)	(0.32)	–	–	–	–	$10.99	(2.83)%	$16,183,480	0.60%	2.71%	0.60%	14.73%
Year Ended December 31, 2012(e)	$10.89	0.34	0.50	0.84	(0.35)	(0.07)	(0.42)	–	$11.31	7.75%	$19,849,931	0.60%	2.99%	0.60%	44.60%
Year Ended December 31, 2011(e)	$10.53	0.34	0.35	0.69	(0.33)	–	(0.33)	–	$10.89	6.59%	$20,380,874	0.60%	3.18%	0.60%	43.26%
Year Ended December 31, 2010(e)	$10.21	0.34	0.38	0.72	(0.29)	(0.11)	(0.40)	–	$10.53	7.06%	$15,195,891	0.62%	3.18%	0.62%	38.76%
Year Ended December 31, 2009(e)	$9.69	0.35	0.50	0.85	(0.28)	(0.05)	(0.33)	–	$10.21	8.78%	$13,455,339	0.65%	3.47%	0.65%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.34	(0.41)	(0.07)	(0.24)	–	(0.24)	–	$9.69	(0.65)%	$2,157,895	0.69%	4.60%	0.77%	88.25%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.28	0.14	(0.47)	(0.33)	–	–	–	–	$10.95	(2.93)%	$111,348,449	0.85%	2.46%	0.85%	14.73%
Year Ended December 31, 2012(e)	$10.86	0.31	0.50	0.81	(0.32)	(0.07)	(0.39)	–	$11.28	7.48%	$120,912,530	0.85%	2.74%	0.85%	44.60%
Year Ended December 31, 2011(e)	$10.51	0.31	0.34	0.65	(0.30)	–	(0.30)	–	$10.86	6.24%	$129,001,795	0.85%	2.92%	0.85%	43.26%
Year Ended December 31, 2010(e)	$10.19	0.31	0.38	0.69	(0.26)	(0.11)	(0.37)	–	$10.51	6.78%	$146,037,394	0.87%	2.94%	0.87%	38.76%
Year Ended December 31, 2009(e)	$9.67	0.31	0.52	0.83	(0.26)	(0.05)	(0.31)	–	$10.19	8.59%	$204,807,516	0.88%	3.03%	0.88%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.32	(0.41)	(0.09)	(0.24)	–	(0.24)	–	$9.67	(0.87)%	$2,893,560	0.94%	4.41%	1.01%	88.25%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.31	0.16	(0.47)	(0.31)	–	–	–	–	$11.00	(2.74)%	$1,141,491,034	0.45%	2.85%	0.45%	14.73%
Year Ended December 31, 2012(e)	$10.89	0.35	0.51	0.86	(0.37)	(0.07)	(0.44)	–	$11.31	7.91%	$1,056,013,651	0.45%	3.13%	0.45%	44.60%
Year Ended December 31, 2011(e)	$10.53	0.36	0.34	0.70	(0.34)	–	(0.34)	–	$10.89	6.75%	$904,151,342	0.45%	3.33%	0.45%	43.26%
Year Ended December 31, 2010(e)	$10.21	0.36	0.37	0.73	(0.30)	(0.11)	(0.41)	–	$10.53	7.22%	$609,548,016	0.46%	3.33%	0.46%	38.76%
Year Ended December 31, 2009(e)	$9.69	0.38	0.48	0.86	(0.29)	(0.05)	(0.34)	–	$10.21	8.92%	$273,421,409	0.50%	3.69%	0.50%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.33	(0.39)	(0.06)	(0.25)	–	(0.25)	–	$9.69	(0.56)%	$78,958,783	0.55%	4.44%	0.62%	88.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Core Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$11,875,579	$—	$11,875,579
Collateralized Mortgage Obligations	—	120,399,087	—	120,399,087
Commercial Mortgage Backed Securities	—	53,667,830	—	53,667,830
Corporate Bonds	—	699,401,361	—	699,401,361
Municipal Bonds	—	20,636,134	—	20,636,134
Mutual Fund	20,181,356	—	—	20,181,356
Repurchase Agreements	—	19,141,118	—	19,141,118
Sovereign Bond	—	12,968,947	—	12,968,947
U.S. Government Mortgage Backed Agencies	—	54,702,086	—	54,702,086
U.S. Government Sponsored & Agency Obligations	—	175,101,962	—	175,101,962
U.S. Treasury Notes	—	62,661,404	—	62,661,404
U.S. Treasury Bond	—	3,674,078	—	3,674,078
Yankee Dollars	—	22,520,191	—	22,520,191
Total	$20,181,356	$1,256,749,777	$—	$1,276,931,133

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(c)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Funds’ loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$105,755,594
Collateral offsetting(1)	109,491,709
Net Amount(2)	$3,736,115

(1)	Includes $90,350,591 of collateral in the form of U.S. Government Agency securities, interest rates ranging from 0.00% to 7.50% and maturity dates ranging from 01/31/14 to 06/15/48.

(2)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(d)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$19,141,118
Collateral offsetting	19,524,037
Net Amount(1)	$382,919

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion and more	0.38%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the affiliated Subadviser. NFA paid the Subadviser $763,594 for the six months ended June 30, 2013.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $188,820 in fees from the Fund under the Join Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $2,147.

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $101,849 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $7 and $15, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $298,215,569 and sales of $177,570,918 (excluding short-term securities).

For the six months ended June 30, 2013, the Fund had purchases of $56,883,589 and sales of $19,864,953 of U.S. Government securities.

26

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,265,240,409	$35,380,976	$(23,690,252)	$11,690,724

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

27

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

28

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the Fund’s respective expense group medians. The Trustees also noted that the Fund’s Class Y shares had achieved a level of total return performance below the median of the Fund’s peers for the three-year period ended September 30, 2012, but that performance had improved substantially in each of the last two years. The Trustees noted that NFA remains confident in the Fund’s Sub-Adviser and was not recommending that any changes be made for the Fund.

29

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

30

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.

31

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None

32

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

33

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

34

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

35

NVIT Core Plus Bond Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

26	Statement of Assets and Liabilities

28	Statement of Operations

29	Statements of Changes in Net Assets

31	Financial Highlights

32	Notes to Financial Statements

42	Supplemental Information

45	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CPB (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Core Plus Bond Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	972.10	3.18	0.65
	Hypothetical	[b]	1,000.00	1,021.57	3.26	0.65
Class II Shares	Actual		1,000.00	971.20	4.40	0.90
	Hypothetical	[b]	1,000.00	1,020.33	4.51	0.90
Class Y Shares	Actual		1,000.00	972.10	2.44	0.50
	Hypothetical	[b]	1,000.00	1,022.32	2.51	0.50

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Core Plus Bond Fund
June 30, 2013 (Unaudited)

Asset Allocation †
U.S. Government Mortgage Backed Agencies	36.0%
Corporate Bonds	30.3%
U.S. Treasury Notes	18.7%
U.S. Treasury Bonds	12.3%
Mutual Fund	12.0%
Commercial Mortgage Backed Securities	10.2%
Asset-Backed Securities	3.6%
U.S. Government Sponsored & Agency Obligations	1.8%
Sovereign Bonds	1.0%
Yankee Dollar	0.2%
Liabilities in excess of other assets ††	(26.1%)

100.0%

Top Industries †††
Diversified Financial Services	3.0%
Capital Markets	2.0%
Media	1.7%
Metals & Mining	1.5%
Home Equity	1.4%
Oil, Gas & Consumable Fuels	1.4%
Diversified Telecommunication Services	1.3%
Health Care Providers & Services	1.3%
Electric Utilities	1.2%
Computers & Peripherals	1.2%
Other Industries	84.0%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund—Institutional Class	9.5%
U.S. Treasury Notes, 0.25%, 06/30/14	6.6%
Federal National Mortgage Association Pool TBA, 3.50%, 07/25/43	5.8%
Federal Home Loan Mortgage Corp. Gold Pool TBA, 3.50%, 07/15/43	5.5%
U.S. Treasury Notes, 0.25%, 05/31/14	5.0%
Federal Home Loan Mortgage Corp. Gold Pool TBA, 4.00%, 07/15/43	3.0%
Federal National Mortgage Association Pool TBA, 4.00%, 07/25/43	2.6%
U.S. Treasury Bonds, 6.88%, 08/15/25	2.5%
Federal National Mortgage Association Pool TBA, 4.50%, 07/25/43	2.5%
U.S. Treasury Notes, 3.63%, 08/15/19	2.3%
Other Holdings	54.7%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 3.6%

	Principal Amount	Market Value

Home Equity 1.8%
Accredited Mortgage Loan Trust
Series 2005-3, Class M1, 0.64%, 09/25/35 (a)	$4,255,000	$3,854,925
Series 2005-4, Class A2D, 0.51%, 12/25/35 (a)	1,674,000	1,518,426
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.39%, 01/25/36 (a)	4,236,529	3,929,190
Citigroup Mortgage Loan Trust, Inc.
Series 2005-HE2, Class M1, 0.94%, 05/25/35 (a)(b)	3,500,000	3,254,573
Series 2006-WFH1, Class M2, 0.56%, 01/25/36 (a)	1,410,000	1,166,424
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.47%, 02/25/36 (a)	7,480,000	5,957,663
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.34%, 05/25/36 (a)	2,513,775	2,227,249

		21,908,450

Other 1.8%
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A5, 0.25%, 10/25/36 (a)	3,881,428	3,212,031
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.29%, 03/25/47 (a)	2,217,593	1,502,393
Park Place Securities, Inc.
Series 2004-WHQ2, Class M3, 1.23%, 02/25/35 (a)	3,080,000	2,822,172
Series 2004-WWF1, Class M4, 1.84%, 12/25/34 (a)	5,460,000	5,056,120
Residential Asset Mortgage Products, Inc.
Series 2003-RS2, Class AII, 0.87%, 03/25/33 (a)	1,653,929	1,395,432
Series 2006-RZ1, Class M1, 0.59%, 03/25/36 (a)	2,000,000	1,812,780
Structured Asset Investment Loan Trust
Series 2004-6, Class A3, 0.99%, 07/25/34 (a)	3,321,864	3,141,136
Series 2004-8, Class M1, 1.09%, 09/25/34 (a)	2,410,000	2,237,469

		21,179,533

Total Asset-Backed Securities (cost $35,593,768)		43,087,983

Commercial Mortgage Backed Securities 10.2%

	Principal Amount	Market Value

Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4, 5.89%, 07/10/44 (a)	$1,100,000	$1,214,473
Series 2006-5, Class A4, 5.41%, 09/10/47	5,450,000	5,991,445
Series 2006-6, Class A4, 5.36%, 10/10/45	4,675,000	5,088,255
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4, 5.33%, 02/11/44	2,050,000	2,244,226
Series 2007-PW17, Class A4, 5.69%, 06/11/50 (a)	800,000	900,015
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4 5.32%, 12/11/49	3,000,000	3,300,834
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.21%, 12/10/49 (a)	2,000,000	2,258,380
Commercial Mortgage Pass Through Certificates
Series 2012-CR2, Class XA, IO, 2.12%, 08/15/45 (a)	14,330,111	1,678,532
Series 2013-CR6, Class XB, IO, 0.78%, 03/10/46 (a)	33,000,000	1,616,185
Series 2013-LC6, Class XB, IO, 0.50%, 01/10/46 (a)(b)	30,500,000	986,815
Series 2013-LC6, Class XA, IO, 1.96%, 01/10/46 (a)	30,333,527	3,113,712
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3, 5.99%, 06/15/38 (a)	1,794,202	1,972,996
Series 2006-C4, Class A3, 5.47%, 09/15/39	961,243	1,055,609
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	244,563
Series 2007-C2, Class A3, 5.54%, 01/15/49 (a)	650,000	717,284
Series 2007-C3, Class A4, 5.87%, 06/15/39 (a)	2,100,011	2,334,825
Series 2007-C4, Class A4, 5.95%, 09/15/39 (a)	1,910,000	2,118,172
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4, 5.22%, 08/15/48	1,925,000	2,092,011
Series 2007-C3, Class A4, 5.98%, 05/15/46 (a)	2,250,000	2,527,121
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4, 5.74%, 12/10/49	6,825,000	7,647,594
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,465,000	4,934,435

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4, 4.76%, 07/10/39	$800,000	$842,752
Series 2006-GG8, Class A4, 5.56%, 11/10/39	650,000	720,317
Series 2007-GG10, Class A4, 5.98%, 08/10/45 (a)	4,225,000	4,702,443
GS Mortgage Securities Trust, Series 2012-GC6, Class XA 2.37%, 01/10/45 (a)(b)	13,739,551	1,741,411
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4, 5.81%, 06/12/43 (a)	1,500,000	1,653,808
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	4,998,000	5,483,581
Series 2007-CB18, Class A4, 5.44%, 06/12/47	4,000,000	4,425,464
Series 2007-CB19, Class A4, 5.90%, 02/12/49 (a)	4,840,000	5,411,015
Series 2007-LD11, Class A4, 6.00%, 06/15/49 (a)	2,000,000	2,234,301
Series 2007-LD12, Class A4, 5.88%, 02/15/51 (a)	3,515,000	3,959,605
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	4,138,000	4,582,153
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4 5.42%, 02/15/40	500,000	548,157
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, 5.17%, 12/12/49 (a)	1,790,000	1,970,488
Series 2007-5, Class A4, 5.38%, 08/12/48	2,000,000	2,192,580
Series 2007-7, Class A4, 5.81%, 06/12/50 (a)	3,435,000	3,821,879
Series 2007-8, Class A3, 6.09%, 08/12/49 (a)	250,000	283,124
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class XA, IO, 1.90%, 02/15/46 (a)	36,629,091	3,947,686
Series 2013-C9, Class XA, IO, 1.62%, 05/15/46 (a)	15,986,317	1,420,261
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.61%, 04/15/49	721,367	740,087
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class XA, IO, 2.35%, 08/10/49 (a)(b)	22,231,879	2,990,659
Series 2012-C4, Class XA, IO, 1.89%, 12/10/45 (a)(b)	14,271,006	1,701,779
Series 2013-C5, Class XA, IO, 1.30%, 03/10/46 (a)(b)	24,398,500	1,864,848

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4, 5.42%, 01/15/45 (a)	$266,429	$288,347
Series 2006-C29, Class A3, 5.31%, 11/15/48	259,656	261,084
Series 2007-C32, Class A3, 5.94%, 06/15/49 (a)	3,605,000	4,025,660
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA, IO, 2.43%, 11/15/45 (a)(b)	12,358,754	1,639,338
Series 2013-C11, Class XA, IO, 1.66%, 03/15/45 (a)(b)	30,915,655	2,722,603
Series 2013-C12, Class XA, IO, 1.67%, 03/15/48 (a)(b)	11,970,731	1,148,951
Series 2013-C14, Class XA, IO, 0.94%, 06/15/46 (a)	18,171,969	1,133,967

Total Commercial Mortgage Backed Securities (cost $116,825,683)		122,495,830

Corporate Bonds 30.3%
Aerospace & Defense 0.7%
L-3 Communications Corp., 3.95%, 11/15/16	3,475,000	3,666,096
Northrop Grumman Corp., 1.75%, 06/01/18	4,350,000	4,234,318

		7,900,414

Airlines 1.0%
American Airlines Pass Through Trust, Series 2013-1, Class A, 4.00%, 07/15/25 (b)	4,980,000	4,731,000
Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.00%, 04/29/26	3,100,000	3,038,000
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	4,260,000	4,100,250

		11,869,250

Auto Components 0.0% †
Goodyear Tire & Rubber Co. (The), 6.50%, 03/01/21	450,000	457,313

Automobiles 0.0% †
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19	260,000	284,375
Ford Motor Co., 9.98%, 02/15/47	70,000	96,370

		380,745

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	$3,940,000	$3,669,050
3.75%, 07/15/42	1,415,000	1,219,331
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	2,330,000	2,043,111
Molson Coors Brewing Co., 2.00%, 05/01/17	2,705,000	2,706,360
Pernod-Ricard SA, 5.50%, 01/15/42 (b)	1,725,000	1,752,523

		11,390,375

Building Products 0.0% †
USG Corp., 8.38%, 10/15/18 (b)	415,000	446,125

Capital Markets 2.5%
Goldman Sachs Group, Inc. (The)
3.30%, 05/03/15	5,720,000	5,892,802
3.63%, 01/22/23	2,955,000	2,833,601
Jefferies Group, Inc., 5.13%, 04/13/18	2,210,000	2,325,268
Morgan Stanley
1.75%, 02/25/16	3,435,000	3,402,508
2.13%, 04/25/18	6,175,000	5,908,777
5.63%, 09/23/19	3,195,000	3,433,484
Nomura Holdings, Inc., 2.00%, 09/13/16	6,475,000	6,423,175

		30,219,615

Chemicals 0.5%
Ashland, Inc., 3.88%, 04/15/18 (b)	410,000	402,825
CF Industries, Inc., 3.45%, 06/01/23	3,510,000	3,361,493
Dow Chemical Co. (The), 4.38%, 11/15/42	1,095,000	958,243
Hexion US Finance Corp., 6.63%, 04/15/20	375,000	373,125
Huntsman International LLC
8.63%, 03/15/20	230,000	249,550
4.88%, 11/15/20	35,000	34,562
8.63%, 03/15/21	200,000	218,250

		5,598,048

Commercial Banks 0.7%
ANZ New Zealand International Ltd., 1.13%, 03/24/16 (b)	2,430,000	2,410,937
Bank of China (Hong Kong) Ltd., Reg. S, 5.55%, 02/11/20	750,000	789,150

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
CIT Group, Inc.
5.00%, 05/15/17	$140,000	$143,150
4.25%, 08/15/17	210,000	209,475
6.63%, 04/01/18 (b)	175,000	189,000
5.50%, 02/15/19 (b)	675,000	693,562
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.70%, 03/19/18	520,000	505,824
Export-Import Bank of India, 4.00%, 08/07/17	200,000	197,969
FirstMerit Corp., 4.35%, 02/04/23	1,795,000	1,781,042
Oschadbank Via SSB #1 PLC, 8.25%, 03/10/16	800,000	737,011
Russian Agricultural Bank OJSC Via RSHB Capital SA
Reg. S, 9.00%, 06/11/14	500,000	529,996
Reg. S, 6.30%, 05/15/17	150,000	157,470

		8,344,586

Commercial Services & Supplies 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	231,800	240,492
Ceridian Corp., 8.88%, 07/15/19 (b)	240,000	266,400
Knowledge Learning Corp., 7.75%, 02/01/15 (b)	190,000	180,025
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (b)	195,000	214,500
RR Donnelley & Sons Co.
8.60%, 08/15/16	115,000	128,513
8.25%, 03/15/19	860,000	903,000
7.88%, 03/15/21	140,000	142,800
ServiceMaster Co.
8.00%, 02/15/20	230,000	230,575
7.00%, 08/15/20	35,000	33,163

		2,339,468

Computers & Peripherals 1.5%
Apple, Inc., 3.85%, 05/04/43	7,665,000	6,805,238
Hewlett-Packard Co.
2.65%, 06/01/16	4,225,000	4,312,568
4.65%, 12/09/21	5,670,000	5,677,635
NetApp, Inc., 2.00%, 12/15/17	970,000	947,446
Seagate HDD Cayman
6.88%, 05/01/20	120,000	127,200
7.00%, 11/01/21	230,000	246,675

		18,116,762

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance 1.0%
Ally Financial, Inc.
5.50%, 02/15/17	$395,000	$411,787
6.25%, 12/01/17	170,000	181,900
8.00%, 03/15/20	615,000	716,475
American Express Co., 1.55%, 05/22/18	4,990,000	4,841,388
Ford Motor Credit Co. LLC, 1.70%, 05/09/16	4,380,000	4,304,371
General Motors Financial Co., Inc.
2.75%, 05/15/16 (b)	120,000	117,900
4.75%, 08/15/17 (b)	240,000	246,600
3.25%, 05/15/18 (b)	70,000	67,375
4.25%, 05/15/23 (b)	80,000	74,600
International Lease Finance Corp.
8.75%, 03/15/17	255,000	283,688
5.88%, 04/01/19	255,000	257,550
6.25%, 05/15/19	550,000	566,500
8.25%, 12/15/20	125,000	140,312

		12,210,446

Containers & Packaging 0.0% †
Ball Corp., 5.00%, 03/15/22	130,000	129,513

Distributors 0.4%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20	155,000	159,650
7.00%, 05/20/22	342,000	350,550
Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	310,000	326,275
Glencore Funding LLC, 2.50%, 01/15/19 (b)	4,235,000	3,844,518
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	300,000	315,000

		4,995,993

Diversified Financial Services 3.8%
Bank of America Corp.
1.50%, 10/09/15	5,555,000	5,535,347
2.00%, 01/11/18	3,180,000	3,081,071
3.30%, 01/11/23	2,040,000	1,923,168
Citigroup, Inc., 2.65%, 03/02/15	3,685,000	3,769,652
General Electric Capital Corp.
1.00%, 12/11/15	1,665,000	1,660,997
2.30%, 04/27/17	5,005,000	5,066,116
3.15%, 09/07/22	4,920,000	4,648,333
3.10%, 01/09/23	4,415,000	4,166,689
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 01/15/18	660,000	691,350

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
JPMorgan Chase & Co.
3.45%, 03/01/16	$3,705,000	$3,858,242
2.00%, 08/15/17	1,770,000	1,763,316
1.63%, 05/15/18	4,570,000	4,368,310
3.38%, 05/01/23	4,930,000	4,608,808

		45,141,399

Diversified Telecommunication Services 1.7%
AT&T, Inc.
0.80%, 12/01/15	4,045,000	4,030,556
6.55%, 02/15/39	3,250,000	3,726,486
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17	490,000	519,400
7.00%, 01/15/19	155,000	164,300
8.13%, 04/30/20	355,000	388,725
5.13%, 02/15/23	90,000	84,375
CenturyLink, Inc.
Series V, 5.63%, 04/01/20	160,000	162,264
Series T, 5.80%, 03/15/22	210,000	207,722
Frontier Communications Corp., 9.25%, 07/01/21	360,000	411,300
Qwest Communications International, Inc., 7.13%, 04/01/18	160,000	166,400
Qwest Corp.
6.75%, 12/01/21	6,575,000	7,351,999
6.88%, 09/15/33	445,000	440,550
SBA Telecommunications, Inc., 5.75%, 07/15/20 (b)	80,000	80,100
Sprint Capital Corp.
6.90%, 05/01/19	210,000	218,400
6.88%, 11/15/28	180,000	173,250
tw telecom holdings inc, 5.38%, 10/01/22	390,000	388,050
UPC Holding BV, 9.88%, 04/15/18 (b)	175,000	189,875
UPCB Finance III Ltd., 6.63%, 07/01/20 (b)	150,000	153,771
Virgin Media Finance PLC, 5.25%, 02/15/22	365,000	349,601
Windstream Corp.
8.13%, 08/01/13	70,000	70,175
7.88%, 11/01/17	450,000	493,875
7.75%, 10/01/21	360,000	370,800
6.38%, 08/01/23	85,000	79,900

		20,221,874

Electric Utilities 1.6%
Dominion Resources, Inc., Series C, 4.05%, 09/15/42	3,175,000	2,798,505
Duke Energy Corp., 1.63%, 08/15/17	2,170,000	2,130,718

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Exelon Generation Co. LLC, 4.00%, 10/01/20	$6,520,000	$6,613,955
Georgia Power Co., 4.30%, 03/15/42	2,065,000	1,901,978
Ipalco Enterprises, Inc.
7.25%, 04/01/16 (b)	385,000	417,725
5.00%, 05/01/18	310,000	319,300
Pacific Gas & Electric Co.
4.45%, 04/15/42	545,000	519,481
3.75%, 08/15/42	2,895,000	2,510,736
Southern California Edison Co., Series 13-A, 3.90%, 03/15/43	1,845,000	1,692,881

		18,905,279

Electronic Equipment, Instruments & Components 0.0% †
Flextronics International Ltd.
4.63%, 02/15/20 (b)	245,000	237,650
5.00%, 02/15/23 (b)	160,000	154,800

		392,450

Food & Staples Retailing 0.0% †
Rite Aid Corp., 8.00%, 08/15/20	74,000	81,955

Food Products 0.3%
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (b)	285,000	272,175
Kraft Foods Group, Inc.
2.25%, 06/05/17	1,775,000	1,791,916
5.00%, 06/04/42	1,365,000	1,369,166

		3,433,257

Gas Utilities 0.7%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 05/15/23	110,000	102,025
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	310,000	313,875
El Paso Corp.
7.00%, 06/15/17	295,000	321,578
7.80%, 08/01/31	240,000	254,379
7.75%, 01/15/32	60,000	63,975
Energy Transfer Equity LP, 7.50%, 10/15/20	455,000	497,087
Energy Transfer Partners LP, 6.50%, 02/01/42	3,095,000	3,283,226
Enterprise Products Operating LLC, 4.85%, 03/15/44	2,390,000	2,251,874
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	210,000	213,675

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.
6.88%, 12/01/18	$315,000	$333,112
4.50%, 11/01/23 (b)	70,000	63,700
Southern Star Central Corp., 6.75%, 03/01/16	430,000	432,150

		8,130,656

Health Care Providers & Services 1.6%
Aetna, Inc., 4.13%, 11/15/42	1,375,000	1,200,340
Baxter International, Inc., 1.85%, 06/15/18	1,775,000	1,756,212
Biomet, Inc., 6.50%, 08/01/20	255,000	262,809
Cardinal Health, Inc., 1.70%, 03/15/18	2,605,000	2,535,023
CHS/Community Health Systems, Inc.
5.13%, 08/15/18	345,000	350,175
8.00%, 11/15/19	150,000	159,750
DaVita, Inc., 5.75%, 08/15/22	515,000	516,287
Express Scripts Holding Co.
3.50%, 11/15/16	1,840,000	1,951,983
2.65%, 02/15/17	6,285,000	6,396,788
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19 (b)	220,000	227,700
5.88%, 01/31/22 (b)	75,000	78,750
Fresenius Medical Care US Finance, Inc., 6.50%, 09/15/18 (b)	155,000	168,175
HCA, Inc.
7.50%, 02/15/22	435,000	480,675
5.88%, 03/15/22	160,000	164,000
Health Management Associates, Inc., 7.38%, 01/15/20	235,000	257,619
Hologic, Inc., 6.25%, 08/01/20	245,000	254,187
Service Corp. International, 5.38%, 01/15/22 (b)	575,000	573,562
Tenet Healthcare Corp.
6.25%, 11/01/18	585,000	615,713
4.75%, 06/01/20	145,000	145,000
4.50%, 04/01/21 (b)	120,000	111,900
4.38%, 10/01/21 (b)	80,000	73,800
WellPoint, Inc., 1.88%, 01/15/18	820,000	804,864

		19,085,312

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
9.13%, 08/01/18	$215,000	$233,813
5.25%, 03/15/21 (b)	170,000	163,625
CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, 01/15/16	490,000	514,500
Graton Economic Development Authority, 9.63%, 09/01/19 (b)	365,000	401,500
MGM Resorts International
6.75%, 10/01/20	150,000	154,875
6.63%, 12/15/21	700,000	721,000
Pinnacle Entertainment, Inc., 7.75%, 04/01/22	75,000	78,375
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	280,000	310,100
Seminole Indian Tribe of Florida, 7.75%, 10/01/17 (b)	130,000	137,150

		2,714,938

Household Durables 0.1%
DR Horton, Inc., 4.75%, 02/15/23	130,000	124,800
Lennar Corp., 4.75%, 12/15/17	285,000	285,000
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 05/15/19	160,000	170,400
Standard Pacific Corp., 8.38%, 05/15/18	300,000	342,750

		922,950

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.88%, 08/15/19	380,000	414,200
5.75%, 10/15/20	210,000	211,050
6.88%, 02/15/21	145,000	151,888

		777,138

Industrial Conglomerates 0.0% †
Bombardier, Inc., 4.25%, 01/15/16 (b)	95,000	96,900

Information Technology Services 0.1%
Fidelity National Information Services, Inc., 5.00%, 03/15/22	265,000	270,300
First Data Corp.
7.38%, 06/15/19 (b)	145,000	149,712
6.75%, 11/01/20 (b)	225,000	230,063

		650,075

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance 0.9%
Berkshire Hathaway Finance Corp., 4.30%, 05/15/43	$2,575,000	$2,319,047
Prudential Financial, Inc.
5.87%, 09/15/42 (a)	4,920,000	4,932,300
5.20%, 03/15/44 (a)	3,120,000	2,948,400

		10,199,747

Machinery 0.2%
CNH Capital LLC, 3.88%, 11/01/15	145,000	146,450
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	170,000	186,150
Roper Industries, Inc., 2.05%, 10/01/18	1,725,000	1,692,416
Terex Corp.
6.50%, 04/01/20	165,000	168,713
6.00%, 05/15/21	100,000	101,500

		2,295,229

Media 2.1%
AMC Networks, Inc., 7.75%, 07/15/21	120,000	131,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (b)	135,000	137,362
5.13%, 12/15/21 (b)	405,000	383,738
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22 (b)	145,000	146,450
6.50%, 11/15/22 (b)	385,000	392,700
CSC Holdings LLC
7.88%, 02/15/18	80,000	90,600
6.75%, 11/15/21	625,000	673,437
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 03/15/17	3,765,000	3,780,086
DISH DBS Corp.
7.13%, 02/01/16	70,000	75,775
5.13%, 05/01/20 (b)	325,000	320,125
6.75%, 06/01/21	20,000	21,200
5.88%, 07/15/22	255,000	259,462
5.00%, 03/15/23	180,000	173,250
Gannett Co., Inc.
9.38%, 11/15/17	150,000	159,750
7.13%, 09/01/18	555,000	591,075
Intelsat Jackson Holdings SA, 8.50%, 11/01/19	470,000	504,075
NBCUniversal Media LLC, 6.40%, 04/30/40	2,365,000	2,819,432
Sirius XM Radio, Inc., 8.75%, 04/01/15 (b)	100,000	109,750
Telesat Canada/Telesat LLC, 6.00%, 05/15/17 (b)	255,000	262,013

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Time Warner Cable, Inc.
4.13%, 02/15/21	$9,390,000	$9,295,825
5.50%, 09/01/41	2,660,000	2,327,416
Time Warner, Inc., 6.10%, 07/15/40	2,245,000	2,440,140
Univision Communications, Inc., 6.88%, 05/15/19 (b)	555,000	582,750
WMG Acquisition Corp., 6.00%, 01/15/21 (b)	40,000	41,200

		25,719,011

Metals & Mining 1.8%
Alpha Natural Resources, Inc., 6.25%, 06/01/21	305,000	243,237
ArcelorMittal
5.00%, 02/25/17	75,000	75,959
5.75%, 08/05/20	225,000	222,413
6.00%, 03/01/21	140,000	140,156
6.75%, 02/25/22	95,000	97,551
7.50%, 10/15/39	95,000	90,201
Barrick Gold Corp.
2.50%, 05/01/18 (b)	3,255,000	2,933,586
4.10%, 05/01/23 (b)	5,735,000	4,831,718
FMG Resources (August 2006) Pty Ltd.
7.00%, 11/01/15 (b)	400,000	403,000
6.00%, 04/01/17 (b)	335,000	325,788
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 03/15/23 (b)	5,825,000	5,292,211
5.45%, 03/15/43 (b)	1,920,000	1,697,184
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO, Reg. S, 6.25%, 05/20/15	200,000	207,986
Peabody Energy Corp.
7.38%, 11/01/16	305,000	340,075
6.00%, 11/15/18	125,000	125,313
Rio Tinto Finance USA PLC, 1.38%, 06/17/16	4,745,000	4,710,306
Steel Dynamics, Inc.
6.13%, 08/15/19 (b)	250,000	265,625
5.25%, 04/15/23 (b)	135,000	132,975
Walter Energy, Inc., 8.50%, 04/15/21 (b)	35,000	27,825

		22,163,109

Multiline Retail 0.4%
Sears Holdings Corp., 6.63%, 10/15/18	585,000	552,825
Wal-Mart Stores, Inc.
2.55%, 04/11/23	1,995,000	1,877,211
4.00%, 04/11/43	2,665,000	2,439,411

		4,869,447

Corporate Bonds (continued)

	Principal Amount	Market Value

Multi-Utilities & Unregulated Power 0.2%
Calpine Corp., 7.50%, 02/15/21 (b)	$255,000	$271,575
Majapahit Holding BV
Reg. S, 7.75%, 01/20/20	200,000	221,970
Reg. S, 7.88%, 06/29/37	360,000	406,657
NRG Energy, Inc.
7.63%, 01/15/18	450,000	480,375
7.88%, 05/15/21	500,000	531,250

		1,911,827

Oil, Gas & Consumable Fuels 1.5%
Anadarko Petroleum Corp., 5.95%, 09/15/16	4,230,000	4,753,083
BP Capital Markets PLC, 2.75%, 05/10/23	3,320,000	3,056,266
Chesapeake Energy Corp.
9.50%, 02/15/15	285,000	312,075
6.50%, 08/15/17	275,000	292,187
6.63%, 08/15/20	5,000	5,338
5.75%, 03/15/23	90,000	90,900
Cimarex Energy Co., 5.88%, 05/01/22	245,000	253,575
Concho Resources, Inc., 5.50%, 04/01/23	110,000	108,900
Continental Resources, Inc., 5.00%, 09/15/22	380,000	385,700
Denbury Resources, Inc., 4.63%, 07/15/23	405,000	375,637
Empresa Nacional del Petroleo, Reg. S, 5.25%, 08/10/20	100,000	100,225
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	560,000	631,400
EP Energy LLC/Everest Acquisition Finance, Inc.
6.88%, 05/01/19	55,000	58,850
7.75%, 09/01/22	40,000	42,600
EPE Holdings LLC/EP Energy Bond Co., Inc., 8.87%, 12/15/17 (b)(c)	57,359	58,793
EXCO Resources, Inc., 7.50%, 09/15/18	140,000	130,900
Forest Oil Corp., 7.50%, 09/15/20 (b)	255,000	239,700
KazMunayGas National Co.
Reg. S, 9.13%, 07/02/18	630,000	752,389
Reg. S, 7.00%, 05/05/20	500,000	558,641
Reg. S, 6.38%, 04/09/21	250,000	270,000
Reg. S, 4.40%, 04/30/23	400,000	367,701
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (b)	160,000	152,800
8.63%, 04/15/20	440,000	462,000
7.75%, 02/01/21	225,000	225,000
NAK Naftogaz Ukraine, 9.50%, 09/30/14	1,100,000	1,094,471

13

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co., 5.75%, 01/30/22	$380,000	$379,050
Pertamina Persero PT, Reg. S, 4.88%, 05/03/22	200,000	193,888
Petroleos de Venezuela SA
Reg. S, 5.25%, 04/12/17	100,000	80,505
Reg. S, 8.50%, 11/02/17	400,000	365,020
Reg. S, 12.75%, 02/17/22	600,000	597,000
5.38%, 04/12/27	100,000	59,963
Reg. S, 9.75%, 05/17/35	200,000	158,004
Reg. S, 9.75%, 05/17/35	400,000	320,000
Reg. S, 5.50%, 04/12/37	80,000	45,986
Range Resources Corp.
6.75%, 08/01/20	200,000	214,500
5.75%, 06/01/21	135,000	139,725
5.00%, 08/15/22	80,000	78,000
Rosetta Resources, Inc., 5.63%, 05/01/21	90,000	87,975
SandRidge Energy, Inc.
7.50%, 03/15/21	70,000	66,850
8.13%, 10/15/22	325,000	321,750
WPX Energy, Inc., 5.25%, 01/15/17	260,000	264,550

		18,151,897

Paper & Forest Products 0.5%
Georgia-Pacific LLC, 3.73%, 07/15/23 (b)	6,045,000	5,849,701
Masco Corp., 6.13%, 10/03/16	230,000	249,158

		6,098,859

Pharmaceuticals 0.2%
AbbVie, Inc., 4.40%, 11/06/42 (b)	1,325,000	1,234,137
Valeant Pharmaceuticals International
6.50%, 07/15/16 (b)	280,000	289,800
6.75%, 10/01/17 (b)	210,000	217,350
6.88%, 12/01/18 (b)	135,000	138,713
VPI Escrow Corp., 6.38%, 10/15/20 (b)	380,000	375,250
VPII Escrow Corp., 6.75%, 08/15/18 (b)	140,000	143,325

		2,398,575

Real Estate Investment Trusts (REITs) 1.0%
Corporate Office Properties LP, 3.60%, 05/15/23 (b)	2,900,000	2,676,232
Corrections Corp of America, 4.13%, 04/01/20 (b)	275,000	267,437
EPR Properties, 5.25%, 07/15/23	4,395,000	4,271,156

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
Health Care REIT, Inc., 2.25%, 03/15/18	$1,875,000	$1,843,927
Host Hotels & Resorts LP, 6.00%, 11/01/20	355,000	382,513
Omega Healthcare Investors, Inc.
6.75%, 10/15/22	470,000	499,375
5.88%, 03/15/24	375,000	393,750
Ventas Realty LP/Ventas Capital Corp., 2.00%, 02/15/18	1,700,000	1,651,087

		11,985,477

Real Estate Management & Development 0.1%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	1,675,000	1,605,818

Road & Rail 0.7%
Burlington Northern Santa Fe LLC, 4.45%, 03/15/43	2,910,000	2,719,083
CSX Corp., 4.10%, 03/15/44	1,485,000	1,278,440
ERAC USA Finance LLC
7.00%, 10/15/37 (b)	990,000	1,181,621
5.63%, 03/15/42 (b)	2,700,000	2,752,235
Hertz Corp. (The)
4.25%, 04/01/18 (b)	145,000	141,556
5.88%, 10/15/20	65,000	66,950
Russian Railways via RZD Capital PLC, 5.74%, 04/03/17	400,000	422,408
United Rentals North America, Inc., 5.75%, 07/15/18	55,000	57,613

		8,619,906

Semiconductors & Semiconductor Equipment 0.4%
Amkor Technology, Inc., 6.38%, 10/01/22 (b)	65,000	63,375
Freescale Semiconductor, Inc., 9.25%, 04/15/18 (b)	170,000	182,750
NXP BV/NXP Funding LLC, 9.75%, 08/01/18 (b)	270,000	304,425
TSMC Global Ltd., 1.63%, 04/03/18 (b)	4,080,000	3,784,283

		4,334,833

Specialty Retail 0.2%
Home Depot, Inc. (The), 4.20%, 04/01/43	1,645,000	1,554,205
L Brands, Inc., 6.90%, 07/15/17	35,000	38,937

14

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Specialty Retail (continued)
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	$395,000	$398,950
Toys “R” Us Property Co. I LLC, 10.75%, 07/15/17	425,000	448,375
Toys “R” Us Property Co. II LLC, 8.50%, 12/01/17	190,000	195,938

		2,636,405

Tobacco 0.3%
Altria Group, Inc., 2.85%, 08/09/22	385,000	354,549
Imperial Tobacco Finance PLC, 3.50%, 02/11/23 (b)	3,815,000	3,611,347

		3,965,896

Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd., 2.13%, 05/01/18 (b)	1,625,000	1,554,756
Sprint Nextel Corp.
7.00%, 03/01/20 (b)	585,000	627,413
7.00%, 08/15/20	150,000	157,500

		2,339,669

Total Corporate Bonds (cost $375,204,106)		364,248,541

Sovereign Bonds 1.0%
ARGENTINA 0.1%
Argentine Republic Government International Bond
8.75%, 06/02/17	500,000	376,250
8.28%, 12/31/33	793,149	439,008
2.50%, 12/31/38 (d)	6	2

		815,260

BRAZIL 0.0% †
Banco Nacional de Desenvolvimento Economico e Social, Reg. S, 5.50%, 07/12/20	150,000	155,213

BULGARIA 0.0% †
Bulgaria Government International Bond, Reg. S, 8.25%, 01/15/15	160,000	176,000

CROATIA 0.1%
Croatia Government International Bond, Reg. S, 6.75%, 11/05/19	550,000	585,640

Sovereign Bonds (continued)

	Principal Amount	Market Value

DOMINICAN REPUBLIC 0.0% †
Dominican Republic International Bond, Reg. S, 7.50%, 05/06/21	$230,000	$247,081

EGYPT 0.0% †
Egypt Government International Bond, Reg. S, 6.88%, 04/30/40	100,000	71,987

EL SALVADOR 0.0% †
El Salvador Government International Bond
Reg. S, 7.38%, 12/01/19	270,000	295,616
Reg. S, 7.65%, 06/15/35	150,000	146,250

		441,866

GABON 0.0% †
Gabonese Republic, Reg. S, 8.20%, 12/12/17	100,000	112,500

GHANA 0.0% †
Republic of Ghana, Reg. S, 8.50%, 10/04/17	100,000	105,250

HUNGARY 0.1%
Hungary Government International Bond
4.75%, 02/03/15	300,000	303,767
6.38%, 03/29/21	100,000	105,128
5.38%, 02/21/23	200,000	193,315

		602,210

INDONESIA 0.1%
Indonesia Government International Bond
Reg. S, 6.75%, 03/10/14	300,000	308,550
Reg. S, 6.88%, 01/17/18	600,000	672,780

		981,330

IVORY COAST 0.0% †
Ivory Coast Government International Bond, Reg. S, 5.75%, 12/31/32 (d)	230,000	188,478

LATVIA 0.0% †
Republic of Latvia, Reg. S, 5.25%, 02/22/17	200,000	216,090

LEBANON 0.0% †
Lebanon Government International Bond, 6.38%, 03/09/20	300,000	284,954

15

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

LITHUANIA 0.1%
Lithuania Government International Bond
Reg. S, 5.13%, 09/14/17	$100,000	$106,758
Reg. S, 7.38%, 02/11/20	366,000	432,730

		539,488

MOROCCO 0.0% †
Morocco Government International Bond, Reg. S, 4.25%, 12/11/22	200,000	176,373

PANAMA 0.1%
Panama Government International Bond
5.20%, 01/30/20	330,000	360,281
6.70%, 01/26/36	130,000	151,588

		511,869

PHILIPPINES 0.1%
Philippine Government International Bond
8.38%, 06/17/19	500,000	639,375
10.63%, 03/16/25	30,000	47,025
6.38%, 10/23/34	400,000	478,480

		1,164,880

POLAND 0.0% †
Poland Government International Bond
5.13%, 04/21/21	400,000	436,000

		436,000

ROMANIA 0.0% †
Romanian Government International Bond, Reg. S, 6.75%, 02/07/22	300,000	332,083

RUSSIA 0.1%
Russian Foreign Bond—Eurobond
Reg. S, 5.00%, 04/29/20	300,000	321,180
Reg. S, 12.75%, 06/24/28	370,000	643,800
Reg. S, 7.50%, 03/31/30 (d)	372,500	435,825
Reg. S, 5.63%, 04/04/42	200,000	209,250

		1,610,055

SRI LANKA 0.0% †
Sri Lanka Government International Bond, Reg. S, 6.25%, 10/04/20	250,000	237,500

Sovereign Bonds (continued)

	Principal Amount	Market Value

TURKEY 0.1%
Turkey Government International Bond
9.50%, 01/15/14	$200,000	$209,000
7.50%, 11/07/19	200,000	239,000
7.00%, 06/05/20	150,000	174,750
6.25%, 09/26/22	200,000	223,500
7.38%, 02/05/25	100,000	119,500
6.88%, 03/17/36	170,000	190,400

		1,156,150

UKRAINE 0.1%
Ukraine Government International Bond
Reg. S, 6.58%, 11/21/16	620,000	573,500
Reg. S, 9.25%, 07/24/17	200,000	199,013
Reg. S, 7.75%, 09/23/20	350,000	316,674

		1,089,187

VIETNAM 0.0% †
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20	280,000	296,757

Total Sovereign Bonds (cost $13,172,111)		12,534,201

U.S. Government Mortgage Backed Agencies 36.0%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072
5.00%, 04/01/23	19,932	21,116
Pool# G13122
5.00%, 04/01/23	8,828	9,336
Pool# J07940
5.00%, 05/01/23	92,432	97,924
Pool# G13225
5.00%, 06/01/23	192,166	203,223
Pool# J07942
5.00%, 06/01/23	20,392	21,604
Pool# J08443
5.00%, 07/01/23	58,445	62,118
Pool# C91128
5.50%, 12/01/27	52,611	56,598
Pool# C91245
4.00%, 04/01/29	63,745	66,377
Pool# D98252
5.00%, 08/01/29	146,246	157,129
Pool# C91286
4.00%, 01/01/30	701,087	730,035
Pool# C91310
4.00%, 06/01/30	133,550	139,064
Pool# D98477
4.00%, 12/01/30	349,141	364,430
Pool# C91407
4.00%, 10/01/31	716,597	749,768

16

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A14186
5.50%, 10/01/33	$2,774	$3,011
Pool# A82875
5.50%, 11/01/33	88,363	95,059
Pool# C01674
5.50%, 11/01/33	27,566	29,913
Pool# A24611
4.50%, 06/01/34	8,787	9,279
Pool# A23854
5.50%, 06/01/34	36,196	39,211
Pool# G01827
4.50%, 06/01/35	4,880	5,149
Pool# A46898
4.50%, 09/01/35	66,072	69,714
Pool# G05085
4.50%, 09/01/35	177,854	187,823
Pool# G08084
4.50%, 10/01/35	116,025	122,420
Pool# A39572
5.00%, 11/01/35	80,370	86,050
Pool# A39584
5.50%, 11/01/35	53,812	57,890
Pool# G02203
4.50%, 03/01/36	10,050	10,604
Pool# A49058
5.50%, 05/01/36	156,087	167,964
Pool# A52983
5.50%, 10/01/36	146,916	158,049
Pool# A61562
5.50%, 10/01/36	52,255	56,215
Pool# G02379
6.00%, 10/01/36	30,836	33,515
Pool# A57475
5.50%, 02/01/37	7,756	8,344
Pool# G02561
5.50%, 02/01/37	134,196	144,365
Pool# A58420
5.50%, 03/01/37	17,334	18,648
Pool# G03400
5.50%, 03/01/37	448,264	482,234
Pool# A60064
5.50%, 04/01/37	171,580	184,583
Pool# G02791
5.50%, 04/01/37	11,392	12,255
Pool# G05521
5.50%, 05/01/37	2,525,711	2,718,297
Pool# G02976
5.50%, 06/01/37	111,496	119,945
Pool# G08204
5.50%, 06/01/37	20,291	21,829
Pool# A64594
5.50%, 07/01/37	37,439	40,276

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08210
6.00%, 07/01/37	$205,542	$222,884
Pool# A65518
6.00%, 09/01/37	203,998	221,210
Pool# A68546
5.50%, 11/01/37	111,978	120,463
Pool# G03432
5.50%, 11/01/37	118,738	127,736
Pool# A69653
5.50%, 12/01/37	40,076	43,113
Pool# A70591
5.50%, 12/01/37	145,233	156,238
Pool# G03616
6.00%, 12/01/37	58,784	63,744
Pool# G04774
4.50%, 01/01/38	101,013	106,581
Pool# A71374
5.50%, 01/01/38	29,582	31,851
Pool# A71604
5.50%, 01/01/38	491,785	529,053
Pool# A72378
5.50%, 01/01/38	422,084	454,070
Pool# G03927
5.50%, 01/01/38	30,568	32,885
Pool# A73996
5.50%, 02/01/38	531,049	571,293
Pool# G03812
5.50%, 02/01/38	1,826,840	1,965,280
Pool# G03964
5.50%, 02/01/38	190,035	204,436
Pool# A72499
6.00%, 02/01/38	29,533	32,025
Pool# A75432
5.50%, 03/01/38	313,345	337,090
Pool# G04220
5.50%, 03/01/38	47,962	51,597
Pool# G08256
5.50%, 03/01/38	21,616	23,254
Pool# G04156
6.00%, 03/01/38	48,534	52,629
Pool# A75830
5.50%, 04/01/38	236,250	254,522
Pool# A76127
5.50%, 04/01/38	553,518	595,465
Pool# A76483
5.50%, 04/01/38	359,290	386,518
Pool# G04248
5.50%, 04/01/38	340,637	366,451
Pool# G08263
5.50%, 04/01/38	29,912	32,179
Pool# A76211
6.00%, 04/01/38	4,564	4,949

17

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A76939
5.50%, 05/01/38	$40,359	$43,417
Pool# A77057
5.50%, 05/01/38	38,235	41,132
Pool# A77208
5.50%, 05/01/38	62,824	67,585
Pool# A77796
5.50%, 05/01/38	1,061,564	1,142,010
Pool# G04305
5.50%, 05/01/38	553,708	595,669
Pool# A77648
5.50%, 06/01/38	9,700	10,435
Pool# A77937
5.50%, 06/01/38	177,011	190,425
Pool# A78624
5.50%, 06/01/38	220,045	236,721
Pool# G04458
5.50%, 06/01/38	128,935	138,706
Pool# A78076
6.00%, 06/01/38	71,418	77,444
Pool# A78454
6.00%, 06/01/38	81,964	88,880
Pool# A78982
5.50%, 07/01/38	73,599	79,176
Pool# A79018
5.50%, 07/01/38	154,429	166,131
Pool# A79806
5.50%, 07/01/38	24,574	26,436
Pool# A79816
5.50%, 07/01/38	23,535	25,318
Pool# G04471
5.50%, 07/01/38	179,406	193,002
Pool# A80779
5.50%, 08/01/38	123,882	133,270
Pool# A81743
5.50%, 09/01/38	128,648	138,397
Pool# A82093
5.50%, 09/01/38	43,349	46,661
Pool# A82207
5.50%, 09/01/38	4,377	4,709
Pool# A82609
5.50%, 09/01/38	49,571	53,328
Pool# A82656
5.50%, 10/01/38	21,268	22,880
Pool# A82703
5.50%, 10/01/38	26,982	29,027
Pool# G04847
5.50%, 10/01/38	206,616	222,274
Pool# G05979
5.50%, 10/01/38	43,907	47,234
Pool# A82757
5.50%, 11/01/38	273,925	294,683

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A82787
5.50%, 11/01/38	$1,046,602	$1,125,915
Pool# A83032
5.50%, 11/01/38	46,400	49,916
Pool# A83066
5.50%, 11/01/38	7,608	8,185
Pool# A83071
5.50%, 11/01/38	9,261	9,963
Pool# A83596
5.50%, 12/01/38	103,107	110,953
Pool# G08314
5.50%, 01/01/39	109,911	118,240
Pool# G08323
5.00%, 02/01/39	395,493	422,451
Pool# A84417
5.50%, 02/01/39	264,290	284,318
Pool# G05300
5.50%, 02/01/39	27,729	29,830
Pool# G05841
5.50%, 04/01/39	53,576	57,636
Pool# A86370
4.50%, 05/01/39	7,308	7,704
Pool# A87339
5.00%, 07/01/39	82,553	88,180
Pool# A87714
4.00%, 08/01/39	622,811	648,527
Pool# A87679
5.00%, 08/01/39	522,392	558,001
Pool# A89340
4.50%, 10/01/39	569,357	600,205
Pool# G05684
5.50%, 10/01/39	320,917	345,236
Pool# G08372
4.50%, 11/01/39	946,647	997,936
Pool# A90140
4.50%, 12/01/39	64,423	67,913
Pool# G06020
5.50%, 12/01/39	1,888,888	2,032,031
Pool# G05813
6.00%, 12/01/39	94,659	102,646
Pool# G05923
5.50%, 02/01/40	221,964	238,784
Pool# G06031
5.50%, 03/01/40	73,060	78,597
Pool# A91997
5.00%, 04/01/40	223,552	238,790
Pool# G05849
4.50%, 05/01/40	2,945,900	3,105,508
Pool# G06193
5.50%, 05/01/40	310,157	333,661
Pool# A92458
5.00%, 06/01/40	102,324	109,298

18

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08402
5.00%, 06/01/40	$355,544	$379,779
Pool# A92764
5.50%, 06/01/40	144,990	155,977
Pool# G06412
5.50%, 07/01/40	3,788,386	4,075,474
Pool# A93311
4.50%, 08/01/40	71,110	74,963
Pool# A95258
4.00%, 11/01/40	747,537	778,402
Pool# A95796
4.00%, 12/01/40	465,870	486,852
Pool# C03565
4.00%, 12/01/40	106,137	110,519
Pool# A96299
4.00%, 01/01/41	755,847	787,055
Pool# A96567
4.00%, 02/01/41	838,160	872,767
Pool# A96705
4.00%, 02/01/41	200,119	208,382
Pool# A97055
4.00%, 02/01/41	140,970	146,790
Pool# A97264
4.00%, 02/01/41	400,593	417,133
Pool# A97294
4.00%, 02/01/41	647,760	674,505
Pool# A97046
4.50%, 02/01/41	423,774	447,264
Pool# A97373
4.50%, 03/01/41	1,138,719	1,201,838
Pool# A97618
4.50%, 03/01/41	18,190	19,198
Pool# A97620
4.50%, 03/01/41	32,271	34,059
Pool# A97932
4.00%, 04/01/41	682,298	710,469
Pool# A97968
4.00%, 04/01/41	5,199,807	5,414,502
Pool# Q00131
4.50%, 04/01/41	374,008	394,739
Pool# Q00456
4.50%, 04/01/41	5,459,866	5,762,505
Pool# Q00543
4.50%, 05/01/41	904,696	954,843
Pool# Q00628
4.50%, 05/01/41	195,920	206,780
Pool# Q00950
5.00%, 05/01/41	1,739,897	1,868,282
Pool# Q01181
4.50%, 06/01/41	41,994	44,322
Pool# Q01198
5.50%, 06/01/41	180,168	195,285

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# Q01759
4.50%, 07/01/41	$8,188,215	$8,642,085
Pool# Q03971
4.00%, 10/01/41	670,750	698,445
Pool# Z40047
4.00%, 10/01/41	669,123	696,751
Pool# G06802
4.50%, 10/01/41	160,749	169,458
Pool# G06834
4.00%, 12/01/41	96,688	100,680
Pool# Q05770
4.00%, 01/01/42	103,864	108,185
Pool# Q09221
4.00%, 06/01/42	879,563	918,078
Pool# G07376
4.00%, 08/01/42	243,035	253,070
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.50%, 07/15/43	82,490,000	83,579,124
4.00%, 07/15/43	43,545,000	45,310,615
Federal National Mortgage Association Pool
Pool# 969941
5.00%, 03/01/23	73,089	77,826
Pool# 982885
5.00%, 05/01/23	17,262	18,435
Pool# 975884
5.00%, 06/01/23	10,800	11,506
Pool# 987214
5.00%, 07/01/23	4,200	4,472
Pool# 976243
5.00%, 08/01/23	12,183	12,972
Pool# 987456
5.00%, 08/01/23	21,488	22,934
Pool# 965102
5.00%, 09/01/23	9,172	9,767
Pool# 988300
5.00%, 09/01/23	15,203	16,250
Pool# 256640
5.50%, 03/01/27	74,529	81,198
Pool# 256676
5.50%, 04/01/27	79,487	86,628
Pool# 256896
5.50%, 09/01/27	60,198	65,606
Pool# 257075
5.50%, 02/01/28	73,103	79,351
Pool# 257282
5.50%, 07/01/28	379,923	412,394
Pool# 257367
5.50%, 09/01/28	141,201	153,269
Pool# 257451

19

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
5.50%, 11/01/28	$30,541	$33,152
Pool# 995477
5.50%, 01/01/29	74,919	81,322
Pool# MA0046
4.00%, 04/01/29	32,301	33,686
Pool# 930997
4.50%, 04/01/29	354,183	375,088
Pool# AL0869
4.50%, 06/01/29	206,587	218,781
Pool# MA0097
5.00%, 06/01/29	219,384	236,207
Pool# 932716
5.00%, 04/01/30	27,925	30,214
Pool# MA0436
5.50%, 04/01/30	178,965	194,485
Pool# AD7853
4.50%, 06/01/30	879,702	940,422
Pool# AE5114
4.00%, 10/01/30	673,063	703,588
Pool# 720679
5.00%, 06/01/33	19,689	21,255
Pool# 310100
5.00%, 08/01/33	608,247	656,598
Pool# 738166
5.00%, 09/01/33	5,633	6,080
Pool# 725027
5.00%, 11/01/33	130,202	140,552
Pool# 745944
5.00%, 12/01/33	217,305	234,579
Pool# 725422
5.00%, 04/01/34	147,897	159,653
Pool# 888283
5.00%, 08/01/34	1,839,649	1,984,162
Pool# 794978
5.50%, 10/01/34	183,372	199,446
Pool# 802813
5.00%, 11/01/34	25,235	27,205
Pool# 803017
5.00%, 11/01/34	7,372	7,948
Pool# AD0308
5.00%, 03/01/35	1,560,158	1,684,178
Pool# 735382
5.00%, 04/01/35	366,079	394,665
Pool# 735403
5.00%, 04/01/35	1,313,588	1,416,161
Pool# 255706
5.50%, 05/01/35	8,977	9,744
Pool# 735578
5.00%, 06/01/35	685,853	739,086
Pool# 735581
5.00%, 06/01/35	3,476,762	3,749,878

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 735591
5.00%, 06/01/35	$13,229	$14,268
Pool# 735795
5.00%, 06/01/35	2,140,296	2,308,426
Pool# 310099
5.00%, 08/01/35	4,373,922	4,715,464
Pool# 826791
5.00%, 08/01/35	292,717	315,345
Pool# 829244
5.00%, 08/01/35	4,729	5,094
Pool# 825753
5.50%, 08/01/35	57,775	62,785
Pool# 834657
5.50%, 08/01/35	8,552	9,294
Pool# 820341
5.00%, 09/01/35	21,309	22,956
Pool# 735925
5.00%, 10/01/35	1,038,106	1,118,357
Pool# 836583
5.00%, 10/01/35	7,531	8,113
Pool# 835482
5.50%, 10/01/35	46,490	50,522
Pool# 863626
5.50%, 12/01/35	56,321	61,205
Pool# 745275
5.00%, 02/01/36	2,659,330	2,864,909
Pool# 865972
5.50%, 03/01/36	109,530	119,166
Pool# 891588
5.50%, 05/01/36	306,311	333,257
Pool# 885808
5.50%, 06/01/36	7,361	7,990
Pool# 745826
6.00%, 07/01/36	22,855	24,910
Pool# 897267
5.50%, 10/01/36	58,506	63,506
Pool# 899215
6.00%, 10/01/36	76,322	83,134
Pool# 310107
5.00%, 11/01/36	267,350	288,017
Pool# 831922
5.50%, 11/01/36	19,695	21,378
Pool# 256513
5.50%, 12/01/36	109,939	119,336
Pool# 903013
5.50%, 12/01/36	227,183	246,600
Pool# 920078
5.50%, 12/01/36	28,507	30,943
Pool# 906869
6.00%, 12/01/36	93,839	102,215
Pool# 967685
5.50%, 01/01/37	149,293	162,053

20

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 888222
6.00%, 02/01/37	$60,906	$66,380
Pool# 914049
6.00%, 03/01/37	371,800	404,986
Pool# 914752
5.50%, 04/01/37	81,365	88,319
Pool# 897640
5.50%, 05/01/37	106,785	115,912
Pool# 899528
5.50%, 05/01/37	180,840	196,296
Pool# 917988
6.00%, 05/01/37	67,648	73,559
Pool# 899562
5.50%, 06/01/37	67,924	73,729
Pool# 918659
5.50%, 06/01/37	261,637	284,245
Pool# 915639
6.00%, 06/01/37	232,542	252,863
Pool# 939984
6.00%, 06/01/37	164,597	179,443
Pool# 938175
5.50%, 07/01/37	30,126	32,701
Pool# 899598
6.00%, 07/01/37	21,105	22,949
Pool# 928483
6.00%, 07/01/37	150,783	163,959
Pool# 942052
6.00%, 07/01/37	94,442	102,694
Pool# 944526
6.00%, 07/01/37	52,804	57,418
Pool# 942290
5.50%, 08/01/37	122,269	132,720
Pool# 945218
5.50%, 08/01/37	10,044	10,903
Pool# 936895
6.00%, 08/01/37	10,437	11,349
Pool# 952277
5.50%, 09/01/37	2,056	2,232
Pool# 952276
6.00%, 09/01/37	188,344	204,978
Pool# 933131
5.50%, 10/01/37	67,393	73,153
Pool# 943640
5.50%, 10/01/37	5,692	6,178
Pool# 946923
6.00%, 10/01/37	260,164	282,898
Pool# 955770
6.00%, 10/01/37	25,426	27,648
Pool# 960117
5.50%, 11/01/37	2,703	2,934
Pool# 933166
6.00%, 11/01/37	606,019	658,975

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 956411
6.00%, 11/01/37	$79,716	$86,682
Pool# 959983
6.00%, 11/01/37	161,456	175,564
Pool# 959454
5.50%, 12/01/37	219,038	237,759
Pool# 967254
5.50%, 12/01/37	204,474	221,950
Pool# 929018
6.00%, 12/01/37	118,505	128,860
Pool# 966419
6.00%, 12/01/37	100,863	109,677
Pool# 961181
5.50%, 01/01/38	54,094	58,717
Pool# 961256
5.50%, 01/01/38	144,743	157,114
Pool# 961311
5.50%, 01/01/38	165,278	179,404
Pool# 961348
6.00%, 01/01/38	353,653	384,556
Pool# 965719
6.00%, 01/01/38	72,896	79,266
Pool# 960048
5.50%, 02/01/38	9,369	10,169
Pool# 969757
5.50%, 02/01/38	4,331	4,701
Pool# 969776
5.50%, 02/01/38	98,142	106,591
Pool# 972404
5.50%, 02/01/38	40,031	43,452
Pool# 972701
5.50%, 02/01/38	39,483	42,858
Pool# 961849
5.50%, 03/01/38	104,370	113,290
Pool# 962371
5.50%, 03/01/38	117,700	127,760
Pool# 973775
5.50%, 03/01/38	90,472	98,204
Pool# 974674
5.50%, 03/01/38	65,444	71,038
Pool# 975186
5.50%, 03/01/38	193,458	210,114
Pool# 961992
6.00%, 03/01/38	207,330	225,447
Pool# 933777
5.50%, 04/01/38	32,332	35,095
Pool# 973726
6.00%, 04/01/38	442,775	481,466
Pool# 982126
5.00%, 05/01/38	108,202	116,499
Pool# 969268
5.50%, 05/01/38	9,220	10,008

21

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 970232
5.50%, 05/01/38	$14,873	$16,144
Pool# 975049
5.50%, 05/01/38	102,056	110,970
Pool# 995048
5.50%, 05/01/38	265,094	287,751
Pool# 889509
6.00%, 05/01/38	109,308	118,860
Pool# 889579
6.00%, 05/01/38	215,313	234,128
Pool# 963774
5.50%, 06/01/38	319,871	347,210
Pool# 976213
5.50%, 06/01/38	9,091	9,868
Pool# 979984
5.50%, 06/01/38	109,221	118,556
Pool# 985559
5.50%, 06/01/38	269,050	292,045
Pool# 985731
5.50%, 06/01/38	53,009	57,540
Pool# 986519
5.50%, 06/01/38	13,050	14,166
Pool# 934333
5.50%, 07/01/38	387,196	420,289
Pool# 934351
5.50%, 07/01/38	65,872	71,502
Pool# 963975
5.50%, 07/01/38	192,757	209,232
Pool# 986245
5.50%, 07/01/38	18,167	19,720
Pool# 964970
5.50%, 08/01/38	144,997	157,390
Pool# 975697
5.50%, 08/01/38	33,455	36,315
Pool# 986062
5.50%, 08/01/38	28,327	30,748
Pool# 925973
6.00%, 08/01/38	31,078	33,794
Pool# 983378
6.00%, 08/01/38	103,345	112,375
Pool# 970818
5.50%, 09/01/38	129,103	140,137
Pool# 986938
5.50%, 09/01/38	35,092	38,092
Pool# 970650
5.50%, 10/01/38	244,878	265,808
Pool# 990786
5.50%, 10/01/38	69,644	75,597
Pool# 992471
5.50%, 10/01/38	10,091	10,979
Pool# 930071
6.00%, 10/01/38	1,010,086	1,098,350

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 991002
6.00%, 10/01/38	$15,283	$16,632
Pool# 992035
6.00%, 10/01/38	61,670	67,059
Pool# 934645
5.50%, 11/01/38	178,468	193,722
Pool# 934665
5.50%, 11/01/38	250,504	271,914
Pool# 970809
5.50%, 11/01/38	112,720	122,354
Pool# 985805
5.50%, 11/01/38	155,307	168,581
Pool# 930253
5.50%, 12/01/38	267,563	290,431
Pool# 934249
5.50%, 12/01/38	74,600	80,976
Pool# 970929
5.50%, 12/01/38	218,516	237,192
Pool# 991434
5.50%, 12/01/38	86,252	93,623
Pool# 992676
5.50%, 12/01/38	143,993	156,300
Pool# 992944
5.50%, 12/01/38	78,897	85,640
Pool# AA0694
5.50%, 12/01/38	150,021	162,843
Pool# AD0385
5.50%, 12/01/38	75,084	81,501
Pool# 993100
5.50%, 01/01/39	87,527	95,008
Pool# 993111
5.50%, 01/01/39	139,901	151,859
Pool# AA1638
5.50%, 02/01/39	228,766	248,318
Pool# AD0306
5.50%, 03/01/39	34,034	36,943
Pool# 995845
5.50%, 04/01/39	4,905	5,324
Pool# 935075
6.00%, 04/01/39	115,320	125,397
Pool# AA7238
4.50%, 06/01/39	887,873	940,278
Pool# AC0017
5.50%, 09/01/39	32,630	35,419
Pool# AD0638
6.00%, 09/01/39	206,425	224,463
Pool# AB4143
4.50%, 10/01/39	49,059	51,955
Pool# 190399
5.50%, 11/01/39	31,092	33,749
Pool# 190404
4.50%, 05/01/40	352,091	372,873

22

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AB1316
5.50%, 05/01/40	$229,921	$249,573
Pool# AD6432
4.50%, 06/01/40	862,810	913,736
Pool# AD7770
4.50%, 07/01/40	209,887	222,276
Pool# AD6856
5.00%, 07/01/40	16,649	17,925
Pool# AE0217
4.50%, 08/01/40	149,109	157,910
Pool# AD5283
4.50%, 09/01/40	79,423	84,110
Pool# AE5471
4.50%, 10/01/40	176,398	186,810
Pool# AE6039
4.50%, 10/01/40	464,768	492,201
Pool# AH4709
4.50%, 04/01/41	206,985	219,331
Pool# AH9055
4.50%, 04/01/41	25,316	26,826
Pool# AH9471
4.50%, 04/01/41	1,123,971	1,197,687
Pool# AI1193
4.50%, 04/01/41	263,523	279,241
Pool# AB3026
4.00%, 05/01/41	204,669	213,440
Pool# AB3194
4.50%, 06/01/41	1,756,833	1,862,724
Pool# AI4562
4.50%, 06/01/41	278,749	295,550
Pool# AI5011
4.50%, 06/01/41	540,082	572,635
Pool# AI1320
4.50%, 07/01/41	34,181	36,241
Pool# AI7784
4.50%, 07/01/41	133,066	140,920
Pool# AI7921
4.50%, 08/01/41	65,644	69,600
Pool# AI3058
4.00%, 09/01/41	178,545	186,196
Pool# AL1700
4.00%, 09/01/41	235,675	245,774
Pool# AL1547
4.50%, 11/01/41	357,695	379,254
Pool# AK6743
4.00%, 03/01/42	581,449	606,547
Pool# AB8485
4.00%, 06/01/42	564,113	588,286
Pool# AL3322
4.00%, 02/01/43	2,493,204	2,600,042

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool TBA
3.00%, 07/25/43	$15,815,000	$15,464,105
3.50%, 07/25/43	86,455,000	87,805,859
4.00%, 07/25/43	37,715,000	39,303,156
4.50%, 07/25/43	34,840,000	36,884,129
Government National Mortgage Association I Pool
Pool# 618988
6.00%, 06/15/34	32,508	36,366
Pool# 689575
6.50%, 07/15/38	34,400	38,954

Total U.S. Government Mortgage Backed Agencies (cost $435,630,042)		432,924,401

U.S. Government Sponsored & Agency Obligations 1.8%
Federal Farm Credit Banks 1.46%, 11/19/19	2,785,000	2,623,856
Federal Home Loan Banks
4.00%, 09/06/13	150,000	151,054
5.50%, 07/15/36	5,105,000	6,356,919
Federal National Mortgage Association
1.50%, 10/23/19	1,840,000	1,739,567
1.55%, 10/29/19	6,350,000	6,015,721
1.60%, 12/24/20	4,690,000	4,334,427

Total U.S. Government Sponsored & Agency Obligations (cost $22,561,023)		21,221,544

U.S. Treasury Bonds 12.3%
U.S. Treasury Bonds
6.25%, 08/15/23	8,305,000	11,142,975
6.88%, 08/15/25	26,470,000	37,893,459
5.50%, 08/15/28	11,620,000	15,116,894
U.S. Treasury Inflation Indexed Bonds
0.50%, 04/15/15	21,250,000	23,371,064
0.13%, 04/15/17	25,395,000	26,673,239
1.13%, 01/15/21	7,785,000	8,849,481
2.38%, 01/15/25	1,195,000	1,755,637
2.00%, 01/15/26	13,960,000	18,879,938
3.88%, 04/15/29	2,135,000	4,351,509

Total U.S. Treasury Bonds (cost $155,024,197)		148,034,196

23

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Treasury Notes 18.7%

	Principal Amount	Market Value

U.S. Treasury Notes
0.25%, 05/31/14	$75,565,000	$75,612,228
0.25%, 06/30/14	100,000,000	100,062,500
1.00%, 10/31/16	2,715,000	2,731,121
0.63%, 11/30/17	11,800,000	11,503,157
3.63%, 08/15/19	31,855,000	35,478,506

Total U.S. Treasury Notes (cost $226,826,136)		225,387,512

Yankee Dollar 0.2%
Oil, Gas & Consumable Fuels 0.2%
Suncor Energy, Inc., 6.50%, 06/15/38	2,050,000	2,354,010

Total Yankee Dollar (cost $2,642,261)		2,354,010

Mutual Fund 12.0%

	Shares	Market Value

Money Market Fund 12.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (e)	143,766,460	143,766,460

Total Mutual Fund (cost $143,766,460)		143,766,460

Total Investments (cost $1,527,245,787) (f) — 126.1%		1,516,054,678

Liabilities in excess of other assets — (26.1)%		(313,988,336)

NET ASSETS — 100.0%		$1,202,066,342

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2013. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2013 was $82,316,566 which represents 6.85% of net assets.

(c)	PIK—Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2013.

(e)	Represents 7-day effective yield as of June 30, 2013.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

BA	Limited

BV	Private Limited Liability Company

IO	Interest Only

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

OJSC	Open Joint Stock Company

PLC	Public Limited Company

Reg. S	Regulation S

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

TBA	To Be Announced

24

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
148	90 Day Eurodollar	12/19/16	$36,071,300	$(314,122)
53	U.S. Treasury Long Bond	09/19/13	7,199,719	(252,062)
2	Canadian Bank Bill	09/14/15	464,866	(2,417)

			$43,735,885	$(568,601)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(486)	U.S. Treasury 5 Year Note	09/30/13	$58,828,781	$1,152,285
(433)	U.S. Treasury 10 Year Note	09/19/13	54,801,562	1,872,346
(233)	U.S. Treasury 2 Year Note	09/30/13	51,260,000	22,599
(95)	U.S. Treasury Ultra Bond	09/19/13	13,994,688	826,169

			$178,885,031	$3,873,399

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund
Assets:
Investments, at value (cost $1,527,245,787)	$1,516,054,678
Cash	165,195
Interest and dividends receivable	6,968,442
Receivable for investments sold	1,927,112
Receivable for capital shares issued	1,873,845
Reclaims receivable	1,855
Receivable for variation margin on futures contracts	636,034
Prepaid expenses	8,824

Total Assets	1,527,635,985

Liabilities:
Payable for investments purchased	325,015,045
Payable for capital shares redeemed	15,729
Accrued expenses and other payables:
Investment advisory fees	444,452
Fund administration fees	30,105
Distribution fees	12,304
Administrative servicing fees	6,992
Accounting and transfer agent fees	6,914
Trustee fees	347
Custodian fees	7,683
Compliance program costs (Note 3)	1,011
Professional fees	19,382
Printing fees	9,362
Other	317

Total Liabilities	325,569,643

Net Assets	$1,202,066,342

Represented by:
Capital	$1,163,670,940
Accumulated undistributed net investment income	12,835,821
Accumulated net realized gains from investment, futures, and foreign currency transactions	33,445,853
Net unrealized appreciation/(depreciation) from investments	(11,191,109)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	3,304,798
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	39

Net Assets	$1,202,066,342

Net Assets:
Class I Shares	$1,360,077
Class II Shares	58,231,269
Class Y Shares	1,142,474,996

Total	$1,202,066,342

26

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	118,391
Class II Shares	5,083,061
Class Y Shares	99,231,543

Total	104,432,995

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.49
Class II Shares	$11.46
Class Y Shares	$11.51

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$12,770,573
Dividend income	27,156

Total Income	12,797,729

EXPENSES:
Investment advisory fees	2,568,073
Fund administration fees	178,939
Distribution fees Class II Shares	76,182
Administrative servicing fees Class I Shares	1,071
Administrative servicing fees Class II Shares	45,710
Professional fees	34,776
Printing fees	10,189
Trustee fees	23,201
Custodian fees	23,853
Accounting and transfer agent fees	23,237
Compliance program costs (Note 3)	2,011
Other	17,879

Total expenses before earnings credit	3,005,121

Earnings credit (Note 4)	(212)

Net Expenses	3,004,909

NET INVESTMENT INCOME	9,792,820

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	7,734,243
Net realized gains from futures transactions (Note 2)	217,815
Net realized gains from foreign currency transactions (Note 2)	1,010

Net realized gains from investment, futures, and foreign currency transactions	7,953,068

Net change in unrealized appreciation/(depreciation) from investments	(55,189,521)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	3,147,004
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(698)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(52,043,215)

Net realized/unrealized losses from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(44,090,147)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,297,327)

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

	NVIT Core Plus Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$9,792,820	$23,121,003
Net realized gains from investment, futures, and foreign currency transactions	7,953,068	31,536,854
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(52,043,215)	21,361,999

Change in net assets resulting from operations	(34,297,327)	76,019,856

Distributions to Shareholders From:
Net investment income:
Class I	–	(45,509)
Class II	–	(1,297,317)
Class Y	–	(25,927,729)
Net realized gains:
Class I	–	(36,224)
Class II	–	(1,183,983)
Class Y	–	(19,077,599)

Change in net assets from shareholder distributions	–	(47,568,361)

Change in net assets from capital transactions	117,692,958	135,388,759

Change in net assets	83,395,631	163,840,254

Net Assets:
Beginning of period	1,118,670,711	954,830,457

End of period	$1,202,066,342	$1,118,670,711

Accumulated undistributed net investment income at end of period	$12,835,821	$3,043,001

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$379,539	$2,138,307
Dividends reinvested	–	81,733
Cost of shares redeemed	(953,281)	(1,396,054)

Total Class I Shares	(573,742)	823,986

Class II Shares	–	–
Proceeds from shares issued	9,030,871	31,976,582
Dividends reinvested	–	2,481,300
Cost of shares redeemed	(11,593,219)	(23,294,321)

Total Class II Shares	(2,562,348)	11,163,561

Class Y Shares	–	–
Proceeds from shares issued	133,323,510	163,849,940
Dividends reinvested	–	45,005,328
Cost of shares redeemed	(12,494,462)	(85,454,056)

Total Class Y Shares	120,829,048	123,401,212

Change in net assets from capital transactions	$117,692,958	$135,388,759

29

Statements of Changes in Net Assets (Continued)

	NVIT Core Plus Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	32,609	180,802
Reinvested	–	6,898
Redeemed	(80,647)	(117,557)

Total Class I Shares	(48,038)	70,143

Class II Shares
Issued	771,714	2,702,138
Reinvested	–	209,821
Redeemed	(992,323)	(1,950,767)

Total Class II Shares	(220,609)	961,192

Class Y Shares
Issued	11,236,122	13,825,085
Reinvested	–	3,791,139
Redeemed	(1,058,083)	(7,140,889)

Total Class Y Shares	10,178,039	10,475,335

Total change in shares	9,909,392	11,506,670

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

30

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Plus Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.82	0.09	(0.42)	(0.33)	–	–	–	$11.49	(2.79)%	$1,360,077	0.65%	1.57%	0.65%	173.88%
Year Ended December 31, 2012(e)	$11.49	0.24	0.60	0.84	(0.28)	(0.23)	(0.51)	$11.82	7.38%	$1,966,859	0.66%	2.05%	0.66%	317.74%
Year Ended December 31, 2011(e)	$11.10	0.29	0.41	0.70	(0.30)	(0.01)	(0.31)	$11.49	6.37%	$1,106,265	0.66%	2.53%	0.66%	368.09%
Year Ended December 31, 2010(e)	$10.79	0.34	0.55	0.89	(0.31)	(0.27)	(0.58)	$11.10	8.35%	$624,053	0.69%	3.01%	0.69%	338.94%
Year Ended December 31, 2009(e)	$9.78	0.46	1.15	1.61	(0.40)	(0.20)	(0.60)	$10.79	16.62%	$434,166	0.70%	4.34%	0.71%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.18	(0.20)	(0.02)	(0.20)	–	(0.20)	$9.78	(0.13)%	$189,255	0.62%	4.57%	0.74%	105.57%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.80	0.08	(0.42)	(0.34)	–	–	–	$11.46	(2.88)%	$58,231,269	0.90%	1.34%	0.90%	173.88%
Year Ended December 31, 2012(e)	$11.47	0.21	0.60	0.81	(0.25)	(0.23)	(0.48)	$11.80	7.12%	$62,591,241	0.91%	1.81%	0.91%	317.74%
Year Ended December 31, 2011(e)	$11.09	0.26	0.40	0.66	(0.27)	(0.01)	(0.28)	$11.47	6.05%	$49,816,557	0.91%	2.28%	0.91%	368.09%
Year Ended December 31, 2010(e)	$10.78	0.31	0.56	0.87	(0.29)	(0.27)	(0.56)	$11.09	8.11%	$31,219,410	0.94%	2.78%	0.94%	338.94%
Year Ended December 31, 2009(e)	$9.77	0.41	1.18	1.59	(0.38)	(0.20)	(0.58)	$10.78	16.44%	$18,326,170	0.95%	3.84%	0.95%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.18	(0.21)	(0.03)	(0.20)	–	(0.20)	$9.77	(0.31)%	$2,765,081	0.94%	4.29%	1.03%	105.57%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.84	0.10	(0.43)	(0.33)	–	–	–	$11.51	(2.79)%	$1,142,474,996	0.50%	1.73%	0.50%	173.88%
Year Ended December 31, 2012(e)	$11.50	0.26	0.61	0.87	(0.30)	(0.23)	(0.53)	$11.84	7.60%	$1,054,112,611	0.51%	2.21%	0.51%	317.74%
Year Ended December 31, 2011(e)	$11.11	0.30	0.41	0.71	(0.31)	(0.01)	(0.32)	$11.50	6.52%	$903,907,635	0.51%	2.69%	0.51%	368.09%
Year Ended December 31, 2010(e)	$10.80	0.35	0.56	0.91	(0.33)	(0.27)	(0.60)	$11.11	8.50%	$615,271,141	0.54%	3.15%	0.54%	338.94%
Year Ended December 31, 2009(e)	$9.78	0.46	1.18	1.64	(0.42)	(0.20)	(0.62)	$10.80	16.89%	$274,007,824	0.55%	4.35%	0.56%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.21	(0.22)	(0.01)	(0.21)	–	(0.21)	$9.78	(0.09)%	$77,658,691	0.55%	4.66%	0.66%	105.57%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

31

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Core Plus Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

32

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When the fair value factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on the primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

33

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$43,087,983	$—	$43,087,983
Commercial Mortgage Backed Securities	—	122,495,830	—	122,495,830
Corporate Bonds	—	364,248,541	—	364,248,541
Futures Contracts	3,873,399	—	—	3,873,399
Mutual Fund	143,766,460	—	—	143,766,460
Sovereign Bonds	—	12,534,201	—	12,534,201
U.S. Government Mortgage Backed Agencies	—	432,924,401	—	432,924,401
U.S. Government Sponsored & Agency Obligations	—	21,221,544	—	21,221,544
U.S. Treasury Bonds	—	148,034,196	—	148,034,196
U.S. Treasury Notes	—	225,387,512	—	225,387,512
Yankee Dollar	—	2,354,010	—	2,354,010
Total Assets	$147,639,859	$1,372,288,218	$—	$1,519,928,077
Liabilities:
Futures Contracts	(568,601)	—	—	(568,601)
Total Liabilities	$(568,601)	$—	$—	$(568,601)
Total	$147,071,258	$1,372,288,218	$—	$1,519,359,476

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to reduce exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means

34

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Interest rate risk	Unrealized appreciation from futures contracts	$3,873,399
Total		$3,873,399
Liabilities:
Futures Contracts*
Interest rate risk	Unrealized depreciation from futures contracts	$(568,601)
Total		$(568,601)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$217,815
Total	$217,815

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$3,147,004
Total	$3,147,004

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for six months ended June 30, 2013.

35

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(d)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

36

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Futures Contracts	$3,873,399	$(568,601)	$3,304,798
Total	$3,873,399	$(568,601)	$3,304,798

Financial Assets, Derivative Assets and Collateral Held by Counterparty:

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Citigroup Global Markets Inc.	$3,304,798	$—	$—	$3,304,798
Total	$3,304,798	$—	$—	$3,304,798

Amounts	designated as “—” are zero or have been rounded to zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(568,601)	$568,601	$—
Total	$(568,601)	$568,601	$—

Amounts	designated as “—” are zero or have been rounded to zero.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S.

37

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charges to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Fixed Income, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.45%

38

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.45%
$1 billion up to $1.5 billion	0.44%
$1.5 billion and more	0.43%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.55% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $178,939 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $2,011.

39

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $46,781 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $2,470,996,989 and sales of $2,329,862,792 (excluding short-term securities).

For the six months ended June 30, 2013, the Fund had purchases of $605,329,690 and sales of $598,926,319 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

40

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.   Federal Tax Information

As of June 30, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,528,647,748	$18,711,001	$(31,304,071)	$(12,593,070)

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

41

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

42

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that the Fund had achieved total return performance of its Class Y shares above the median of the funds in its performance universe for the three-year period ended September 30, 2012. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

43

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

44

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

45

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

46

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

47

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

48

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

49

NVIT Developing Markets Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-DMKT (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to

2

Important Disclosures (Continued)

measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Developing Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Developing Markets Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class II Shares	Actual		1,000.00	904.80	7.56	1.60
	Hypothetical	[b]	1,000.00	1,016.86	8.00	1.60

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Developing Markets Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	91.8%
Preferred Stocks	3.7%
Exchange Traded Fund	2.2%
Mutual Fund	0.7%
Other assets in excess of liabilities	1.6%

100.0%

Top Industries ††
Commercial Banks	20.6%
Oil, Gas & Consumable Fuels	12.2%
Semiconductors & Semiconductor Equipment	9.0%
Automobiles	6.1%
Wireless Telecommunication Services	4.7%
Metals & Mining	3.7%
Electronic Equipment, Instruments & Components	3.5%
Food & Staples Retailing	2.9%
Diversified Financial Services	2.9%
Construction & Engineering	2.7%
Other Industries	31.7%

100.0%

Top Holdings ††
Samsung Electronics Co., Ltd.	3.9%
Hyundai Motor Co.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
LUKOIL OAO	2.5%
CNOOC Ltd.	2.4%
iShares MSCI Emerging Markets Index Fund	2.2%
Cia de Bebidas das Americas—Preference Shares	2.0%
Sberbank of Russia	2.0%
China Construction Bank Corp., H Shares	2.0%
Itau Unibanco Holding SA—Preference Shares	1.9%
Other Holdings	74.3%

100.0%

Top Countries ††
China	18.0%
South Korea	18.0%
Brazil	12.5%
Russia	10.7%
Taiwan	9.5%
India	6.1%
Thailand	6.1%
South Africa	4.6%
Hong Kong	3.9%
United States	2.9%
Other Countries	7.7%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 91.8%

	Shares	Market Value

BRAZIL 8.6%
Beverages 1.9%
Cia de Bebidas das Americas — Preference Shares, ADR	42,450	$1,585,507

Diversified Financial Services 0.5%
Grupo BTG Pactual	32,100	391,441

Electric Utilities 0.3%
EDP — Energias do Brasil SA	54,400	273,786

Health Care Providers & Services 0.6%
Fleury SA	53,400	439,386

Household Durables 0.5%
Rossi Residencial SA*	276,644	363,263

Metals & Mining 1.3%
Vale SA — Preference Shares, ADR	81,700	993,472

Oil, Gas & Consumable Fuels 1.6%
Petroleo Brasileiro SA	193,500	1,288,641

Transportation Infrastructure 1.1%
Arteris SA	94,500	842,786

Water Utilities 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo	57,600	595,270

		6,773,552

CHINA 17.7%
Airlines 0.7%
Air China Ltd., H Shares	457,880	327,790
China Eastern Airlines Corp. Ltd., H Shares*	722,000	222,070

		549,860

Automobiles 1.7%
Great Wall Motor Co., Ltd., H Shares	311,500	1,333,124

Chemicals 0.8%
China BlueChemical Ltd., H Shares	1,022,000	621,316

Commercial Banks 3.2%
Bank of China Ltd., H Shares	2,341,000	959,026
China Construction Bank Corp., H Shares	2,179,000	1,531,224

		2,490,250

Communications Equipment 1.3%
AAC Technologies Holdings, Inc.	185,000	1,037,938

Construction & Engineering 1.4%
China Communications Construction Co., Ltd., H Shares*	1,384,000	1,075,831

Diversified Telecommunication Services 1.3%
China Telecom Corp., Ltd., H Shares	2,222,000	1,059,741

Health Care Equipment & Supplies 0.6%
Mindray Medical International Ltd., ADR	12,900	483,105

Independent Power Producers & Energy Traders 1.3%
Huaneng Power International, Inc., H Shares	1,022,000	1,010,183

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Life Sciences Tools & Services 1.4%
WuXi PharmaTech (Cayman), Inc., ADR*	51,470	$1,080,870

Oil, Gas & Consumable Fuels 4.0%
China Petroleum & Chemical Corp., H Shares	2,038,000	1,426,120
CNOOC Ltd.	1,049,000	1,756,989

		3,183,109

		13,925,327

HONG KONG 3.8%
Hotels, Restaurants & Leisure 1.1%
SJM Holdings Ltd.	350,000	849,385

Household Durables 0.5%
Haier Electronics Group Co., Ltd.	265,000	420,963

Pharmaceuticals 0.5%
Sino Biopharmaceutical Ltd.	556,000	359,177

Real Estate Management & Development 1.7%
China Overseas Land & Investment Ltd.	328,000	853,932
Shimao Property Holdings Ltd.	261,500	514,403

		1,368,335

		2,997,860

INDIA 6.0%
Automobiles 1.0%
Maruti Suzuki India Ltd.	30,010	774,797

Commercial Banks 1.2%
ICICI Bank Ltd.	51,870	924,283

Construction Materials 0.4%
Grasim Industries Ltd., GDR	7,170	332,999

Diversified Financial Services 0.6%
Power Finance Corp., Ltd.	180,490	435,908

Information Technology Services 1.3%
HCL Technologies Ltd.	84,820	1,104,084

Metals & Mining 1.0%
Sterlite Industries (India) Ltd.	533,750	753,222

Oil, Gas & Consumable Fuels 0.5%
Oil & Natural Gas Corp., Ltd.	73,610	408,061

		4,733,354

INDONESIA 0.6%
Commercial Banks 0.6%
Bank Negara Indonesia Persero Tbk PT	1,041,000	448,061

MALAYSIA 2.4%
Commercial Banks 1.2%
Malayan Banking Bhd	304,150	997,866

Diversified Financial Services 1.2%
AMMB Holdings Bhd	399,400	925,856

		1,923,722

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

MEXICO 1.4%
Commercial Banks 1.1%
Grupo Financiero Banorte SAB de CV, Class O	156,500	$926,624

Construction & Engineering 0.3%
Empresas ICA SAB de CV*	106,900	201,879

		1,128,503

PERU 0.6%
Commercial Banks 0.6%
Credicorp Ltd.	3,440	440,182

PHILIPPINES 1.0%
Commercial Banks 1.0%
Metropolitan Bank & Trust Co.	301,110	770,279

RUSSIA 10.5%
Commercial Banks 1.9%
Sberbank of Russia, ADR	131,940	1,514,671

Food & Staples Retailing 1.1%
Magnit OJSC	4,280	856,000

Internet Software & Services 0.8%
Mail.ru Group Ltd., GDR Reg. S	21,070	603,866

Metals & Mining 0.7%
MMC Norilsk Nickel OJSC, ADR	35,860	515,308

Oil, Gas & Consumable Fuels 4.6%
Gazprom OAO, ADR	138,830	912,113
LUKOIL OAO, ADR	34,530	1,990,655
Surgutneftegas OAO, ADR	102,970	805,427

		3,708,195

Wireless Telecommunication Services 1.4%
Mobile Telesystems OJSC, ADR	57,390	1,086,967

		8,285,007

SOUTH AFRICA 4.6%
Distributors 0.9%
Imperial Holdings Ltd.	34,420	730,673

Diversified Financial Services 0.6%
FirstRand Ltd.	158,650	464,239

Food Products 0.5%
Tiger Brands Ltd.	14,370	429,094

Wireless Telecommunication Services 2.6%
MTN Group Ltd.	59,910	1,114,291
Vodacom Group Ltd.	79,413	842,734

		1,957,025

		3,581,031

SOUTH KOREA 17.7%
Auto Components 0.6%
Hankook Tire Co. Ltd.	10,276	473,255

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA (continued)
Automobiles 3.3%
Hyundai Motor Co.	13,198	$2,588,532

Chemicals 0.3%
Kukdo Chemical Co., Ltd.	1,260	49,236
LG Chem Ltd.	1,001	220,438

		269,674

Commercial Banks 2.6%
BS Financial Group, Inc.	40,200	505,874
DGB Financial Group, Inc.	52,990	720,230
Hana Financial Group, Inc.	27,510	795,908

		2,022,012

Construction & Engineering 1.0%
Daelim Industrial Co., Ltd.	10,510	792,224

Diversified Telecommunication Services 0.9%
KT Corp.	21,870	683,782

Electronic Equipment, Instruments & Components 0.7%
Partron Co., Ltd.	35,550	575,688

Industrial Conglomerates 1.0%
LG Corp.	14,570	806,660

Semiconductors & Semiconductor Equipment 5.3%
Samsung Electronics Co., Ltd.	2,484	2,903,358
SK Hynix Inc.*	45,740	1,241,505

		4,144,863

Textiles, Apparel & Luxury Goods 0.2%
Youngone Corp.	4,250	145,534

Tobacco 1.0%
KT&G Corp.	12,126	786,811

Wireless Telecommunication Services 0.8%
SK Telecom Co. Ltd.	3,350	616,083

		13,905,118

TAIWAN 9.4%
Commercial Banks 2.3%
E.Sun Financial Holding Co. Ltd.	1,179,000	716,723
Mega Financial Holding Co. Ltd.	1,430,835	1,080,897

		1,797,620

Electronic Equipment, Instruments & Components 2.8%
Delta Electronics, Inc.	46,000	208,908
Hon Hai Precision Industry Co., Ltd.	429,500	1,049,711
TPK Holding Co. Ltd.*	35,000	556,773
Zhen Ding Technology Holding Ltd.	165,000	374,363

		2,189,755

Insurance 0.9%
China Life Insurance Co. Ltd.*	702,000	690,170

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Semiconductors & Semiconductor Equipment 3.4%
King Yuan Electronics Co. Ltd.	136,000	$99,752
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	140,710	2,577,808

		2,677,560

		7,355,105

THAILAND 6.0%
Chemicals 1.4%
PTT Global Chemical PCL	503,019	1,110,589

Commercial Banks 1.8%
Bangkok Bank PCL REG	143,700	957,086
Siam Commercial Bank PCL	90,500	498,349

		1,455,435

Diversified Telecommunication Services 0.2%
Jasmine International PCL	586,000	147,172

Oil, Gas & Consumable Fuels 1.2%
PTT PCL	87,200	937,729

Transportation Infrastructure 1.4%
Airports of Thailand PCL	199,500	1,078,132

		4,729,057

TURKEY 1.5%
Commercial Banks 0.8%
Turkiye Halk Bankasi AS	70,520	597,515

Metals & Mining 0.7%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	402,550	300,350

Koza Altin Isletmeleri AS	22,230	270,941

		571,291

		1,168,806

Total Common Stocks (cost $72,829,532)		72,164,964

Preferred Stocks 3.7%
BRAZIL 3.7%
Commercial Banks 1.9%
Itau Unibanco Holding SA — Preference Shares	114,200	1,475,513

Food & Staples Retailing 1.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar — Preference Shares	31,400	1,409,894

Total Preferred Stocks (cost $3,396,916)		2,885,407

Exchange Traded Fund 2.2%

	Shares	Market Value

UNITED STATES 2.2%
iShares MSCI Emerging Markets Index Fund	44,670	$1,722,922

Total Exchange Traded Fund (cost $1,646,197)		1,722,922

Mutual Fund 0.7%

	Shares	Market Value

Money Market Fund 0.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (a)	531,378	531,378

Total Mutual Fund (cost $531,378)		$531,378

Total Investments (cost $78,404,023) (b) — 98.4%		77,304,671

Other assets in excess of liabilities — 1.6%		1,241,181

NET ASSETS — 100.0%		$78,545,852

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AS	Stock Corporation

Bhd	Public Limited Company

GDR	Global Depositary Receipt

Ltd.	Limited

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

PCL	Public Company Limited

REG	Registered Shares

Reg. S	Regulation S

SA	Stock Company

SAB de CV	Public Traded Company

Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Developing Markets Fund
Assets:
Investments, at value (cost $78,404,023)	$77,304,671
Cash	3,136
Foreign currencies, at value (cost $320,099)	320,092
Dividends receivable	647,130
Receivable for investments sold	2,349,329
Receivable for capital shares issued	32,751
Prepaid expenses	794

Total Assets	80,657,903

Liabilities:
Payable for investments purchased	1,674,807
Payable for capital shares redeemed	571
Payable for capital gain country tax	18,336
Accrued expenses and other payables:
Investment advisory fees	61,311
Fund administration fees	7,797
Distribution fees	17,088
Administrative servicing fees	178,108
Accounting and transfer agent fees	1,176
Trustee fees	25
Deferred capital gain country tax	126,145
Custodian fees	937
Compliance program costs (Note 3)	86
Professional fees	4,830
Printing fees	20,602
Other	232

Total Liabilities	2,112,051

Net Assets	$78,545,852

Represented by:
Capital	$125,591,944
Accumulated undistributed net investment income	1,615,551
Accumulated net realized losses from investment and foreign currency transactions	(47,431,812)
Net unrealized appreciation/(depreciation) from investments†	(1,225,497)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,334)

Net Assets	$78,545,852

Net Assets:
Class II Shares	$78,545,852

Total	$78,545,852

†	Net of $126,145 of deferred capital gain country tax.

10

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Developing Markets Fund
Shares Outstanding (unlimited number of shares authorized):
Class II Shares	13,780,048

Total	13,780,048

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$5.70

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Developing Markets Fund
INVESTMENT INCOME:
Dividend income	$1,706,054
Foreign tax withholding	(131,593)

Total Income	1,574,461

EXPENSES:
Investment advisory fees	465,995
Fund administration fees	49,161
Distribution fees Class II Shares	122,627
Administrative servicing fees Class II Shares	122,627
Professional fees	21,677
Printing fees	13,996
Trustee fees	1,965
Custodian fees	2,704
Accounting and transfer agent fees	3,748
Compliance program costs (Note 3)	177
Other	4,973

Total expenses before earnings credit and fees waived	809,650

Earnings credit (Note 4)	(9)
Investment advisory fees waived (Note 3)	(26,331)

Net Expenses	783,310

NET INVESTMENT INCOME	791,151

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	4,464,195
Net realized losses from forward and foreign currency transactions (Note 2)	(33,773)

Net realized gains from investment and foreign currency transactions	4,430,422

Net change in unrealized appreciation/(depreciation) from investments††	(14,050,450)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(3,984)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(14,054,434)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(9,624,012)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,832,861)

†	Net of capital gain country taxes of $167,205.
††	Net of decrease in deferred capital gain country tax accrual on unrealized depreciation of $64,375.

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Developing Markets Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$791,151	$1,018,909
Net realized gains/(losses) from investment and foreign currency transactions	4,430,422	(1,294,631)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(14,054,434)	16,116,364

Change in net assets resulting from operations	(8,832,861)	15,840,642

Distributions to Shareholders From:
Net investment income:
Class II	–	(100,580)

Change in net assets from shareholder distributions	–	(100,580)

Change in net assets from capital transactions	(15,829,031)	(16,378,797)

Change in net assets	(24,661,892)	(638,735)

Net Assets:
Beginning of period	103,207,744	103,846,479

End of period	$78,545,852	$103,207,744

Accumulated undistributed net investment income at end of period	$1,615,551	$824,400

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$6,316,750	$19,615,137
Dividends reinvested	–	100,580
Cost of shares redeemed	(22,145,781)	(36,094,514)

Total Class II Shares	(15,829,031)	(16,378,797)

Change in net assets from capital transactions	$(15,829,031)	$(16,378,797)

SHARE TRANSACTIONS:
Class II Shares
Issued	990,220	3,314,363
Reinvested	–	16,275
Redeemed	(3,591,831)	(6,170,784)

Total Class II Shares	(2,601,611)	(2,840,146)

Total change in shares	(2,601,611)	(2,840,146)

Amounts designated as “–“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Developing Markets Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$6.30	0.05	(0.65)	(0.60)	–	–	–	–	$5.70	(9.52)%	$78,545,852	1.60%	1.62%	1.65%	35.26%
Year Ended December 31, 2012(d)	$5.40	0.06	0.85	0.91	(0.01)	–	–	(0.01)	$6.30	16.78%	$103,207,744	1.59%	0.97%	1.64%	79.73%
Year Ended December 31, 2011(d)	$6.98	0.05	(1.61)	(1.56)	(0.01)	–	(0.01)	(0.02)	$5.40	(22.40)%	$103,846,479	1.61%	0.76%	1.62%	118.92%
Year Ended December 31, 2010(d)	$6.01	0.02	0.95	0.97	–	–	–	–	$6.98	16.14%	$211,160,517	1.56%	0.27%	1.56%	147.64%
Year Ended December 31, 2009(d)	$3.75	0.03	2.29	2.32	(0.04)	–	(0.02)	(0.06)	$6.01	62.23%	$229,825,283	1.53%	0.58%	1.56%	124.25%
Year Ended December 31, 2008	$19.34	0.11	(8.85)	(8.74)	(0.10)	(6.75)	–	(6.85)	$3.75	(57.86)%	$109,116,091	1.62%	0.89%	1.85%	67.43%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Developing Markets Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by unaffiliated insurance companies.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When the fair value factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on the primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$549,860	$—	$549,860
Auto Components	—	473,255	—	473,255
Automobiles	—	4,696,453	—	4,696,453
Beverages	1,585,507	—	—	1,585,507
Chemicals	—	2,001,579	—	2,001,579
Commercial Banks	2,881,477	11,503,321	—	14,384,798
Communications Equipment	—	1,037,938	—	1,037,938
Construction & Engineering	201,879	1,868,055	—	2,069,934
Construction Materials	332,999	—	—	332,999
Distributors	—	730,673	—	730,673
Diversified Financial Services	391,441	1,826,003	—	2,217,444
Diversified Telecommunication Services	—	1,890,695	—	1,890,695
Electric Utilities	273,786	—	—	273,786
Electronic Equipment, Instruments & Components	—	2,765,443	—	2,765,443
Food & Staples Retailing	—	856,000	—	856,000
Food Products	—	429,094	—	429,094
Health Care Equipment & Supplies	483,105	—	—	483,105
Health Care Providers & Services	439,386	—	—	439,386
Hotels, Restaurants & Leisure	—	849,385	—	849,385
Household Durables	363,263	420,963	—	784,226
Independent Power Producers & Energy Traders	—	1,010,183	—	1,010,183
Industrial Conglomerates	—	806,660	—	806,660
Information Technology Services	—	1,104,084	—	1,104,084
Insurance	—	690,170	—	690,170
Internet Software & Services	—	603,866	—	603,866
Life Sciences Tools & Services	1,080,870	—	—	1,080,870
Metals & Mining	1,508,780	1,324,513	—	2,833,293
Oil, Gas & Consumable Fuels	4,191,409	5,334,326	—	9,525,735
Pharmaceuticals	—	359,177	—	359,177
Real Estate Management & Development	—	1,368,335	—	1,368,335
Semiconductors & Semiconductor Equipment	2,577,808	4,244,615	—	6,822,423
Textiles, Apparel & Luxury Goods	—	145,534	—	145,534
Tobacco	—	786,811	—	786,811
Transportation Infrastructure	842,786	1,078,132	—	1,920,918
Water Utilities	595,270	—	—	595,270
Wireless Telecommunication Services	1,086,967	2,573,108	—	3,660,075
Total Common Stocks	$18,836,733	$53,328,231	$—	$72,164,964
Exchange Traded Fund	1,722,922	—	—	1,722,922
Mutual Fund	531,378	—	—	531,378
Preferred Stocks	2,885,407	—	—	2,885,407
Total	$23,976,440	$53,328,231	$—	$77,304,671

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013 there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $26,331, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $49,161 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $177.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $122,627 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”) permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000.

Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement. The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $34,084,606 and sales of $50,404,131 (excluding short-term securities).

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $570 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$79,233,150	$6,811,037	$(8,739,516)	$(1,928,479)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

22

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that NVIT Developing Markets Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the Fund’s respective expense group medians. The Trustees also considered that the Fund’s Class II shares had achieved a level of total return performance below the median of the Fund’s peers for the three-year period ended September 30, 2012. The Trustees noted management’s belief that recent stock selection by the Fund’s Sub-Adviser, The Boston Company Asset Management LLC (“The Boston Company”), had

23

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

hurt relative performance through the Fund’s bias to larger capitalization companies during the recent run-up of emerging markets stocks, in which smaller capitalization companies had outperformed larger capitalization companies. The Trustees noted that management plans to continue to monitor closely and evaluate the portfolio manager, including whether any style bias of the portfolio management team is likely to affect the Fund’s performance adversely over the long term. The Trustees considered that management continues to have confidence in The Boston Company and its ability to provide a favorable investment program for the Fund.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

25

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

26

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

27

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

28

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

NVIT Emerging Markets Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

24	Supplemental Information

27	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-EM (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal

cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

2

Important Disclosures (Continued)

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program.

While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Emerging Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Emerging Markets Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual	1,000.00	909.70	5.63	1.19
	Hypothetical[b]	1,000.00	1,018.89	5.96	1.19
Class II Shares	Actual	1,000.00	907.80	6.81	1.44
	Hypothetical[b]	1,000.00	1,017.65	7.20	1.44
Class III Shares	Actual	1,000.00	909.60	5.63	1.19
	Hypothetical[b]	1,000.00	1,018.89	5.96	1.19
Class VI Shares	Actual	1,000.00	908.40	6.81	1.44
	Hypothetical[b]	1,000.00	1,017.65	7.20	1.44

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Emerging Markets Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	91.5%
Preferred Stocks	3.7%
Exchange Traded Fund	2.8%
Mutual Fund	0.3%
Other assets in excess of liabilities	1.7%

100.0%

Top Holdings ††
Samsung Electronics Co., Ltd.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Hyundai Motor Co.	3.4%
iShares MSCI Emerging Markets Index Fund	2.8%
LUKOIL OAO	2.6%
CNOOC Ltd.	2.3%
Cia de Bebidas das Americas—Preference Shares	2.1%
China Construction Bank Corp., H Shares	2.0%
Sberbank of Russia	1.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar—Preference Shares	1.9%
Other Holdings	73.7%

100.0%

Top Industries ††
Commercial Banks	20.3%
Oil, Gas & Consumable Fuels	12.4%
Semiconductors & Semiconductor Equipment	9.0%
Automobiles	6.1%
Wireless Telecommunication Services	4.8%
Metals & Mining	3.6%
Electronic Equipment, Instruments & Components	3.5%
Food & Staples Retailing	3.0%
Diversified Financial Services	2.8%
Construction & Engineering	2.7%
Other Industries	31.8%

100.0%

Top Countries ††
China	18.1%
South Korea	18.0%
Brazil	12.4%
Russia	10.7%
Taiwan	9.6%
India	6.1%
Thailand	6.0%
South Africa	4.7%
Hong Kong	3.8%
United States	3.1%
Other Countries	7.5%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 91.5%

	Shares	Market Value

BRAZIL 8.5%
Beverages 2.2%
Cia de Bebidas das Americas — Preference Shares, ADR	72,600	$2,711,611

Diversified Financial Services 0.5%
Grupo BTG Pactual	51,500	628,012

Electric Utilities 0.3%
EDP — Energias do Brasil SA	89,600	450,941

Health Care Providers & Services 0.5%
Fleury SA	86,400	710,917

Household Durables 0.4%
Rossi Residencial SA*	436,255	572,849

Metals & Mining 1.2%
Vale SA — Preference Shares, ADR	130,400	1,585,664

Oil, Gas & Consumable Fuels 1.6%
Petroleo Brasileiro SA	310,500	2,067,820

Transportation Infrastructure 1.0%
Arteris SA	144,100	1,285,137

Water Utilities 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo	94,800	979,715

		10,992,666

CHINA 17.8%
Airlines 0.7%
Air China Ltd., H Shares	714,000	511,142
China Eastern Airlines Corp. Ltd., H Shares*	1,126,000	346,331

		857,473

Automobiles 1.7%
Great Wall Motor Co., Ltd., H Shares	509,000	2,178,363

Chemicals 0.8%
China BlueChemical Ltd., H Shares	1,640,000	997,024

Commercial Banks 3.3%
Bank of China Ltd., H Shares	4,036,000	1,653,408
China Construction Bank Corp., H Shares	3,735,000	2,624,654

		4,278,062

Communications Equipment 1.3%
AAC Technologies Holdings, Inc.	312,500	1,753,273

Construction & Engineering 1.4%
China Communications Construction Co., Ltd., H Shares*	2,261,000	1,757,554

Diversified Telecommunication Services 1.4%
China Telecom Corp., Ltd., H Shares	3,824,000	1,823,785

Health Care Equipment & Supplies 0.6%
Mindray Medical International Ltd., ADR	20,960	784,952

Independent Power Producers & Energy Traders 1.2%
Huaneng Power International, Inc., H Shares	1,638,000	1,619,061

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Life Sciences Tools & Services 1.3%
WuXi PharmaTech (Cayman), Inc., ADR*	80,840	$1,697,640

Oil, Gas & Consumable Fuels 4.1%
China Petroleum & Chemical Corp., H Shares	3,419,000	2,392,495
CNOOC Ltd.	1,782,000	2,984,704

		5,377,199

		23,124,386

HONG KONG 3.7%
Hotels, Restaurants & Leisure 1.1%
SJM Holdings Ltd.	565,000	1,371,150

Household Durables 0.5%
Haier Electronics Group Co., Ltd.	426,000	676,718

Pharmaceuticals 0.4%
Sino Biopharmaceutical Ltd.	904,000	583,985

Real Estate Management & Development 1.7%
China Overseas Land & Investment Ltd.	526,000	1,369,416
Shimao Property Holdings Ltd.	420,500	827,176

		2,196,592

		4,828,445

INDIA 6.0%
Automobiles 1.0%
Maruti Suzuki India Ltd.	48,520	1,252,688

Commercial Banks 1.2%
ICICI Bank Ltd.	84,490	1,505,545

Construction Materials 0.4%
Grasim Industries Ltd., GDR	11,660	541,530

Diversified Financial Services 0.5%
Power Finance Corp., Ltd.	290,460	701,500

Information Technology Services 1.4%
HCL Technologies Ltd.	139,210	1,812,067

Metals & Mining 1.0%
Sterlite Industries (India) Ltd.	883,330	1,246,545

Oil, Gas & Consumable Fuels 0.5%
Oil & Natural Gas Corp., Ltd.	128,670	713,290

		7,773,165

INDONESIA 0.6%
Commercial Banks 0.6%
Bank Negara Indonesia Persero Tbk PT	1,786,500	768,935

MALAYSIA 2.4%
Commercial Banks 1.2%
Malayan Banking Bhd	485,380	1,592,452

Diversified Financial Services 1.2%
AMMB Holdings Bhd	679,900	1,576,088

		3,168,540

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

MEXICO 1.4%
Commercial Banks 1.2%
Grupo Financiero Banorte SAB de CV, Class O	255,000	$1,509,834

Construction & Engineering 0.2%
Empresas ICA SAB de CV*	168,300	317,833

		1,827,667

PERU 0.5%
Commercial Banks 0.5%
Credicorp Ltd.	5,470	699,941

PHILIPPINES 1.0%
Commercial Banks 1.0%
Metropolitan Bank & Trust Co.	492,720	1,260,443

RUSSIA 10.5%
Commercial Banks 1.9%
Sberbank of Russia, ADR	217,770	2,500,000

Food & Staples Retailing 1.1%
Magnit OJSC	6,850	1,370,000

Internet Software & Services 0.8%
Mail.ru Group Ltd., GDR Reg. S	34,310	983,325

Metals & Mining 0.6%
MMC Norilsk Nickel OJSC, ADR	58,230	836,765

Oil, Gas & Consumable Fuels 4.7%
Gazprom OAO, ADR	233,590	1,534,686
LUKOIL OAO, ADR	59,000	3,401,350
Surgutneftegas OAO, ADR	167,600	1,310,960

		6,246,996

Wireless Telecommunication Services 1.4%
Mobile Telesystems OJSC, ADR	93,100	1,763,314

		13,700,400

SOUTH AFRICA 4.6%
Distributors 0.9%
Imperial Holdings Ltd.	56,390	1,197,055

Diversified Financial Services 0.6%
FirstRand Ltd.	276,340	808,622

Food Products 0.5%
Tiger Brands Ltd.	23,570	703,810

Wireless Telecommunication Services 2.6%
MTN Group Ltd.	104,300	1,939,918
Vodacom Group Ltd.	125,380	1,330,538

		3,270,456

		5,979,943

SOUTH KOREA 17.7%
Auto Components 0.6%
Hankook Tire Co. Ltd.	16,319	751,562

Automobiles 3.3%
Hyundai Motor Co.	21,986	4,312,127

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA (continued)
Chemicals 0.3%
Kukdo Chemical Co., Ltd.	1,960	$76,590
LG Chem Ltd.	1,649	363,138

		439,728

Commercial Banks 2.6%
BS Financial Group, Inc.	61,100	768,878
DGB Financial Group, Inc.	93,220	1,267,028
Hana Financial Group, Inc.	46,360	1,341,268

		3,377,174

Construction & Engineering 1.1%
Daelim Industrial Co., Ltd.	18,117	1,365,626

Diversified Telecommunication Services 0.8%
KT Corp.	34,910	1,091,487

Electronic Equipment, Instruments & Components 0.7%
Partron Co., Ltd.	57,720	934,704

Industrial Conglomerates 1.0%
LG Corp.	23,425	1,296,911

Semiconductors & Semiconductor Equipment 5.3%
Samsung Electronics Co., Ltd.	4,179	4,884,516
SK Hynix Inc.*	75,060	2,037,328

		6,921,844

Textiles, Apparel & Luxury Goods 0.2%
Youngone Corp.	6,520	223,266

Tobacco 1.0%
KT&G Corp.	19,602	1,271,901

Wireless Telecommunication Services 0.8%
SK Telecom Co. Ltd.	5,470	1,005,963

		22,992,293

TAIWAN 9.4%
Commercial Banks 2.3%
E.Sun Financial Holding Co. Ltd.	1,956,000	1,189,067
Mega Financial Holding Co. Ltd.	2,324,495	1,755,996

		2,945,063

Electronic Equipment, Instruments & Components 2.7%
Delta Electronics, Inc.	70,000	317,904
Hon Hai Precision Industry Co., Ltd.	705,200	1,723,530
TPK Holding Co. Ltd.*	58,000	922,652
Zhen Ding Technology Holding Ltd.	264,000	598,981

		3,563,067

Insurance 0.8%
China Life Insurance Co. Ltd.*	1,113,000	1,094,245

Semiconductors & Semiconductor Equipment 3.6%
King Yuan Electronics Co. Ltd.	202,000	148,161

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	243,960	$4,469,346

		4,617,507

		12,219,882

THAILAND 5.9%
Chemicals 1.4%
PTT Global Chemical PCL	843,736	1,862,840

Commercial Banks 1.8%
Bangkok Bank PCL REG	232,700	1,549,853
Siam Commercial Bank PCL	142,400	784,142

		2,333,995

Diversified Telecommunication Services 0.2%
Jasmine International PCL	898,600	225,681

Oil, Gas & Consumable Fuels 1.2%
PTT PCL	139,400	1,499,076

Transportation Infrastructure 1.3%
Airports of Thailand PCL	324,300	1,752,573

		7,674,165

TURKEY 1.5%
Commercial Banks 0.8%
Turkiye Halk Bankasi AS	115,850	981,596

Metals & Mining 0.7%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	641,950	478,970
Koza Altin Isletmeleri AS	35,430	431,824

		910,794

		1,892,390

Total Common Stocks (cost $119,222,174)		118,903,261

Preferred Stocks 3.7%
BRAZIL 3.7%
Commercial Banks 1.9%
Itau Unibanco Holding SA — Preference Shares	186,480	2,409,402

Food & Staples Retailing 1.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar — Preference Shares	53,900	2,420,167

Total Preferred Stocks (cost $5,652,803)		4,829,569

Exchange Traded Fund 2.8%

	Shares	Market Value

UNITED STATES 2.8%
iShares MSCI Emerging Markets Index Fund	93,270	$3,597,424

Total Exchange Traded Fund (cost $3,753,640)		3,597,424

Mutual Fund 0.3%
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (a)	434,217	434,217

Total Mutual Fund (cost $434,217)		434,217

Total Investments (cost $129,062,834) (b) — 98.3%		127,764,471

Other assets in excess of liabilities — 1.7%		2,272,282

NET ASSETS — 100.0%		$130,036,753

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AS	Stock Corporation

Bhd	Public Limited Company

GDR	Global Depositary Receipt

Ltd.	Limited

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

PCL	Public Company Limited

REG	Registered Shares

Reg. S	Regulation S

SA	Stock Company

SAB de CV	Public Traded Company

Tbk PT	State Owned Company

9

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Emerging Markets Fund
Assets:
Investments, at value (cost $129,062,834)	$127,764,471
Foreign currencies, at value (cost $611,305)	610,743
Dividends receivable	1,024,567
Receivable for investments sold	3,328,156
Receivable for capital shares issued	361,120
Prepaid expenses	1,183

Total Assets	133,090,240

Liabilities:
Payable for investments purchased	2,553,334
Payable for capital shares redeemed	34,655
Cash overdraft (Note 2)	62,530
Payable for capital gain country tax	20,464
Accrued expenses and other payables:
Investment advisory fees	98,510
Fund administration fees	9,208
Distribution fees	10,571
Administrative servicing fees	26,491
Accounting and transfer agent fees	1,219
Trustee fees	40
Deferred capital gain country tax	212,258
Custodian fees	1,784
Compliance program costs (Note 3)	137
Professional fees	6,902
Printing fees	15,147
Other	237

Total Liabilities	3,053,487

Net Assets	$130,036,753

Represented by:
Capital	$152,563,567
Accumulated undistributed net investment income	2,751,874
Accumulated net realized losses from investment and foreign currency transactions	(23,757,347)
Net unrealized appreciation/(depreciation) from investments†	(1,510,621)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(10,720)

Net Assets	$130,036,753

Net Assets:
Class I Shares	$15,293,364
Class II Shares	1,245,695
Class III Shares	64,009,078
Class VI Shares	49,488,616

Total	$130,036,753

†	Net of $212,258 of deferred capital gain country tax.

10

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Emerging Markets Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,419,584
Class II Shares	117,101
Class III Shares	5,951,317
Class VI Shares	4,622,331

Total	12,110,333

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.77
Class II Shares	$10.64
Class III Shares	$10.76
Class VI Shares	$10.71

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Emerging Markets Fund
INVESTMENT INCOME:
Dividend income	$2,615,038
Foreign tax withholding	(216,258)

Total Income	2,398,780

EXPENSES:
Investment advisory fees	707,914
Fund administration fees	57,701
Distribution fees Class II Shares	1,738
Distribution fees Class VI Shares	67,807
Administrative servicing fees Class I Shares	13,415
Administrative servicing fees Class II Shares	1,043
Administrative servicing fees Class III Shares	56,632
Administrative servicing fees Class VI Shares	40,685
Professional fees	21,581
Printing fees	11,589
Trustee fees	2,984
Custodian fees	3,982
Accounting and transfer agent fees	3,839
Compliance program costs (Note 3)	270
Other	5,872

Total expenses before earnings credit and fees waived	997,052

Earnings credit (Note 5)	(15)
Investment advisory fees waived (Note 3)	(40,000)

Net Expenses	957,037

NET INVESTMENT INCOME	1,441,743

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	6,636,133
Net realized losses from foreign currency transactions (Note 2)	(49,607)

Net realized gains from investment and foreign currency transactions	6,586,526

Net change in unrealized appreciation/(depreciation) from investments††	(21,445,871)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(7,593)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(21,453,464)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(14,866,938)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,425,195)

†	Net of capital gain country taxes of $234,458.

††	Net of decrease in deferred capital gain country tax accrual on unrealized depreciation of $77,991.

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Emerging Markets Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$1,441,743	$2,062,443
Net realized gains/(losses) from investment and foreign currency transactions	6,586,526	(3,395,725)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(21,453,464)	24,899,365

Change in net assets resulting from operations	(13,425,195)	23,566,083

Distributions to Shareholders From:
Net investment income:
Class I	–	(102,504)
Class II	–	(3,207)
Class III	–	(366,230)
Class VI	–	(139,487)

Change in net assets from shareholder distributions	–	(611,428)

Change in net assets from capital transactions	(11,012,735)	(20,459,028)

Change in net assets	(24,437,930)	2,495,627

Net Assets:
Beginning of period	154,474,683	151,979,056

End of period	$130,036,753	$154,474,683

Accumulated undistributed net investment income at end of period	$2,751,874	$1,310,131

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,096,480	$3,039,066
Dividends reinvested	–	102,504
Cost of shares redeemed	(5,210,197)	(5,005,773)

Total Class I Shares	(4,113,717)	(1,864,203)

Class II Shares
Proceeds from shares issued	287	214
Dividends reinvested	–	3,207
Cost of shares redeemed	(69,899)	(515,066)

Total Class II Shares	(69,612)	(511,645)

Class III Shares
Proceeds from shares issued	9,803,287	9,575,850
Dividends reinvested	–	366,230
Cost of shares redeemed	(15,489,523)	(28,654,555)

Total Class III Shares	(5,686,236)	(18,712,475)

Class VI Shares
Proceeds from shares issued	5,139,030	10,863,686
Dividends reinvested	–	139,487
Cost of shares redeemed	(6,282,200)	(10,373,878)

Total Class VI Shares	(1,143,170)	629,295

Change in net assets from capital transactions	$(11,012,735)	$(20,459,028)

13

Statements of Changes in Net Assets (Continued)

	NVIT Emerging Markets Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	91,471	273,535
Reinvested	–	8,814
Redeemed	(434,389)	(455,300)

Total Class I Shares	(342,918)	(172,951)

Class II Shares
Issued	15	5
Reinvested	–	279
Redeemed	(5,970)	(46,485)

Total Class II Shares	(5,955)	(46,201)

Class III Shares
Issued	816,424	854,213
Reinvested	–	31,544
Redeemed	(1,325,380)	(2,619,041)

Total Class III Shares	(508,956)	(1,733,284)

Class VI Shares
Issued	437,369	954,823
Reinvested	–	12,056
Redeemed	(530,610)	(948,491)

Total Class VI Shares	(93,241)	18,388

Total change in shares	(951,070)	(1,934,048)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Emerging Markets Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.86	0.12	(1.21)	(1.09)	—	—	—	—	—	$10.77	(9.03)%	$15,293,364	1.19%	1.98%	1.25%	33.59%
Year Ended December 31, 2012(e)	$10.16	0.15	1.61	1.76	(0.06)	—	—	(0.06)	—	$11.86	17.22%	$20,901,249	1.20%	1.38%	1.25%	68.20%
Year Ended December 31, 2011(e)	$13.19	0.13	(3.08)	(2.95)	(0.08)	—	—	(0.08)	—	$10.16	(22.37)%	$19,667,663	1.22%	1.07%	1.23%	119.54%
Year Ended December 31, 2010(e)	$11.36	0.08	1.76	1.84	(0.01)	—	—	(0.01)	—	$13.19	16.17%	$44,965,055	1.19%	0.70%	1.19%	135.63%
Year Ended December 31, 2009(e)	$7.05	0.10	4.32	4.42	(0.09)	—	(0.02)	(0.11)	—	$11.36	63.31%	$46,047,002	1.20%	1.13%	1.20%	121.34%
Year Ended December 31, 2008	$22.61	0.20	(11.89)	(11.69)	(0.19)	(3.69)	—	(3.88)	0.01	$7.05	(57.76)%	$29,077,237	1.30%	1.27%	1.30%	63.87%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.72	0.11	(1.19)	(1.08)	—	—	—	—	—	$10.64	(9.22)%	$1,245,695	1.44%	1.81%	1.50%	33.59%
Year Ended December 31, 2012(e)	$10.04	0.12	1.59	1.71	(0.03)	—	—	(0.03)	—	$11.72	16.99%	$1,442,758	1.45%	1.12%	1.50%	68.20%
Year Ended December 31, 2011(e)	$13.04	0.11	(3.05)	(2.94)	(0.06)	—	—	(0.06)	—	$10.04	(22.60)%	$1,699,906	1.48%	0.90%	1.49%	119.54%
Year Ended December 31, 2010(e)	$11.25	0.05	1.74	1.79	—	—	—	—	—	$13.04	15.91%	$2,748,446	1.44%	0.45%	1.44%	135.63%
Year Ended December 31, 2009(e)	$6.98	0.08	4.29	4.37	(0.08)	—	(0.02)	(0.10)	—	$11.25	63.09%	$3,023,040	1.46%	0.91%	1.46%	121.34%
Year Ended December 31, 2008	$22.46	0.18	(11.84)	(11.66)	(0.14)	(3.69)	—	(3.83)	0.01	$6.98	(57.93)%	$2,461,889	1.57%	1.01%	1.57%	63.87%

Class III Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.84	0.12	(1.20)	(1.08)	—	—	—	—	—	$10.76	(9.04)%	$64,009,078	1.19%	2.02%	1.25%	33.59%
Year Ended December 31, 2012(e)	$10.14	0.16	1.60	1.76	(0.06)	—	—	(0.06)	—	$11.84	17.24%	$76,487,147	1.20%	1.40%	1.25%	68.20%
Year Ended December 31, 2011(e)	$13.17	0.14	(3.08)	(2.94)	(0.09)	—	—	(0.09)	—	$10.14	(22.39)%	$83,114,763	1.23%	1.15%	1.24%	119.54%
Year Ended December 31, 2010(e)	$11.34	0.08	1.76	1.84	(0.01)	—	—	(0.01)	—	$13.17	16.21%	$133,741,064	1.19%	0.68%	1.19%	135.63%
Year Ended December 31, 2009(e)	$7.03	0.10	4.32	4.42	(0.09)	—	(0.02)	(0.11)	—	$11.34	63.48%	$129,486,944	1.21%	1.10%	1.21%	121.34%
Year Ended December 31, 2008	$22.59	0.20	(11.90)	(11.70)	(0.18)	(3.69)	—	(3.87)	0.01	$7.03	(57.83)%	$86,462,769	1.31%	1.26%	1.31%	63.87%

Class VI Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.80	0.11	(1.20)	(1.09)	—	—	—	—	—	$10.71	(9.16)%	$49,488,616	1.44%	1.81%	1.50%	33.59%
Year Ended December 31, 2012(e)	$10.11	0.12	1.60	1.72	(0.03)	—	—	(0.03)	—	$11.80	16.92%	$55,643,529	1.45%	1.13%	1.50%	68.20%
Year Ended December 31, 2011(e)	$13.13	0.11	(3.07)	(2.96)	(0.06)	—	—	(0.06)	—	$10.11	(22.59)%	$47,496,724	1.48%	0.90%	1.49%	119.54%
Year Ended December 31, 2010(e)	$11.33	0.05	1.75	1.80	—	—	—	—	—	$13.13	15.89%	$71,622,217	1.44%	0.43%	1.44%	135.63%
Year Ended December 31, 2009(e)	$7.03	0.07	4.33	4.40	(0.08)	—	(0.02)	(0.10)	—	$11.33	63.09%	$62,117,225	1.45%	0.83%	1.45%	121.34%
Year Ended December 31, 2008	$22.58	0.20	(11.90)	(11.70)	(0.17)	(3.69)	—	(3.86)	0.01	$7.03	(57.86)%	$37,262,897	1.43%	1.15%	1.43%	63.87%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Emerging Markets Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When the fair value factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on the primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$857,473	$—	$857,473
Auto Components	—	751,562	—	751,562
Automobiles	—	7,743,178	—	7,743,178
Beverages	2,711,611	—	—	2,711,611
Chemicals	—	3,299,592	—	3,299,592
Commercial Banks	4,709,775	19,043,265	—	23,753,040
Communications Equipment	—	1,753,273	—	1,753,273
Construction & Engineering	317,833	3,123,180	—	3,441,013
Construction Materials	541,530	—	—	541,530
Distributors	—	1,197,055	—	1,197,055
Diversified Financial Services	628,012	3,086,210	—	3,714,222
Diversified Telecommunication Services	—	3,140,953	—	3,140,953
Electric Utilities	450,941	—	—	450,941
Electronic Equipment, Instruments & Components	—	4,497,771	—	4,497,771
Food & Staples Retailing	—	1,370,000	—	1,370,000
Food Products	—	703,810	—	703,810
Health Care Equipment & Supplies	784,952	—	—	784,952
Health Care Providers & Services	710,917	—	—	710,917
Hotels, Restaurants & Leisure	—	1,371,150	—	1,371,150
Household Durables	572,849	676,718	—	1,249,567
Independent Power Producers & Energy Traders	—	1,619,061	—	1,619,061
Industrial Conglomerates	—	1,296,911	—	1,296,911
Information Technology Services	—	1,812,067	—	1,812,067
Insurance	—	1,094,245	—	1,094,245
Internet Software & Services	—	983,325	—	983,325
Life Sciences Tools & Services	1,697,640	—	—	1,697,640
Metals & Mining	2,422,429	2,157,339	—	4,579,768
Oil, Gas & Consumable Fuels	7,003,856	8,900,525	—	15,904,381
Pharmaceuticals	—	583,985	—	583,985
Real Estate Management & Development	—	2,196,592	—	2,196,592
Semiconductors & Semiconductor Equipment	4,469,346	7,070,005	—	11,539,351
Textiles, Apparel & Luxury Goods	—	223,266	—	223,266
Tobacco	—	1,271,901	—	1,271,901
Transportation Infrastructure	1,285,137	1,752,573	—	3,037,710
Water Utilities	979,715	—	—	979,715
Wireless Telecommunication Services	1,763,314	4,276,419	—	6,039,733
Total Common Stocks	$31,049,857	$87,853,404	$—	$118,903,261
Exchange Traded Fund	3,597,424	—	—	3,597,424
Mutual Fund	434,217	—	—	434,217
Preferred Stocks	4,829,569	—	—	4,829,569
Total	$39,911,067	$87,853,404	$—	$127,764,471

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(b)	Cash Overdraft

As of June 30, 2013, the Fund had an overdrawn balance of $62,530 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the Fund had no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $40,000, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $57,701 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $270.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the six months ended June 30, 2013, NFS received $111,775 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $12,847 and $16,783 respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement. The Fund is not yet a party to this agreement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $49,229,059 and sales of $60,967,647 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $840 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$129,942,974	$12,079,965	$(14,258,468)	$(2,178,503)

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

24

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that NVIT Emerging Markets Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the Fund’s respective expense group medians. The Trustees also considered that the Fund’s Class III shares had achieved a level of total return performance below the median of the Fund’s peers for the three-year period ended September 30, 2012. The Trustees noted management’s belief that recent stock selection by the Fund’s sub-adviser, The Boston Company Asset Management LLC (“The Boston Company”), had

25

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

hurt relative performance through the Fund’s bias to larger capitalization companies during the recent run-up of emerging markets stocks, in which smaller capitalization companies had outperformed larger capitalization companies. The Trustees noted that management plans to continue to monitor closely and evaluate the portfolio manager, including whether any style bias of the portfolio management team is likely to affect the Fund’s performance adversely over the long term. The Trustees considered that management continues to have confidence in The Boston Company and its ability to provide a favorable investment program for the Fund.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

26

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

27

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

28

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

29

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

30

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

NVIT Enhanced Income Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

15	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

25	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ENHI (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Enhanced Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Enhanced Income Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class Y Shares	Actual	1,000.00	999.00	2.08	0.42
	Hypothetical[b]	1,000.00	1,022.71	2.11	0.42

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Enhanced Income Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Corporate Bonds	37.3%
Asset-Backed Securities	28.0%
Collateralized Mortgage Obligations	17.8%
Mutual Fund	6.1%
Commercial Mortgage Backed Securities	5.9%
U.S. Government Sponsored & Agency Obligations	3.1%
Municipal Bond	0.9%
Yankee Dollar	0.7%
U.S. Government Mortgage Backed Agencies	0.4%
Liabilities in excess of other assets	(0.2%)

100.0%

Top Industries ††
Automobiles	19.1%
Diversified Financial Services	7.0%
Commercial Banks	5.2%
Consumer Finance	4.2%
Media	3.4%
Credit Card	3.2%
Capital Markets	2.5%
Pharmaceuticals	2.0%
Gas Utilities	1.8%
Office Electronics	0.9%
Other Industries	50.7%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund — Institutional Class	6.1%
Citigroup, Inc., 5.00%, 09/15/14	1.2%
American International Group, Inc., 4.25%, 09/15/14	1.2%
Merck & Co., Inc., 0.63%, 05/18/18	1.2%
Ford Motor Credit Co. LLC, 7.00%, 10/01/13	1.2%
AT&T, Inc., 5.10%, 09/15/14	1.1%
NBCUniversal Media LLC, 2.10%, 04/01/14	1.1%
Federal National Mortgage Association, 1.00%, 09/23/13	1.1%
Federal National Mortgage Association, 1.25%, 08/20/13	1.0%
Federal Home Loan Banks, 0.50%, 12/13/13	1.0%
Other Holdings	83.8%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 28.0%

	Principal Amount	Market Value

Automobiles 19.1%
Ally Auto Receivables Trust
Series 2010-2, Class A4, 2.09%, 05/15/15	$1,379,135	$1,386,446
Series 2012-2, Class A2, 0.56%, 10/15/14	503,986	504,060
Series 2012-4, Class A3, 0.59%, 01/17/17	2,110,000	2,108,481
Series 2012-SN1, Class A3, 0.57%, 08/20/15	1,160,000	1,157,815
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A3, 0.67%, 06/08/17	1,470,000	1,467,593
Series 2012-5, Class A2, 0.51%, 01/08/16	594,396	594,111
Series 2013-2, Class A2, 0.53%, 11/08/16	1,600,000	1,597,011
Bank of America Auto Trust
Series 2009-3A, Class A4, 2.67%, 12/15/16 (a)	282,085	282,304
Series 2010-2, Class A4, 1.94%, 06/15/17	2,160,807	2,168,808
BMW Vehicle Lease Trust,
Series 2013-1, Class A2, 0.40%, 01/20/15	4,000,000	4,001,337
BMW Vehicle Owner Trust, Series 2011-A, Class A3, 0.76%, 08/25/15	2,372,465	2,375,715
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	1,800,000	1,794,550
CarMax Auto Owner Trust
Series 2010-2, Class A4, 2.04%, 10/15/15	560,000	565,345
Series 2011-3, Class A3, 1.07%, 06/15/16	506,000	507,912
Series 2013-1, Class A2, 0.42%, 03/15/16	3,250,000	3,250,873
Series 2013-2, Class A2, 0.42%, 06/15/16	2,150,000	2,148,455
Ford Credit Auto Owner Trust
Series 2009-E, Class A4, 2.42%, 11/15/14	1,605,152	1,609,609
Series 2011-A, Class A4, 1.65%, 05/15/16	2,255,000	2,273,492
Series 2012-A, Class A3, 0.84%, 08/15/16	1,956,680	1,960,697
Series 2012-B, Class A2, 0.57%, 01/15/15	465,433	465,486
Series 2013-B, Class A2, 0.38%, 02/15/16	2,600,000	2,598,620

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
Harley Davidson Motorcycle Trust,
Series 2013-1, Class A2, 0.45%, 08/15/16	$3,200,000	$3,194,464
Harley-Davidson Motorcycle Trust
Series 2011-1, Class A3, 0.96%, 05/16/16	1,273,593	1,275,395
Series 2011-2, Class A3, 1.11%, 09/15/16	3,500,000	3,509,521
Series 2012-1, Class A3, 0.68%, 04/15/17	560,000	560,011
Honda Auto Receivables Owner Trust
Series 2010-2, Class A4, 1.93%, 08/18/16	2,134,040	2,141,912
Series 2012-2, Class A2, 0.56%, 11/17/14	960,019	959,237
Series 2012-3, Class A3, 0.56%, 05/15/16	2,000,000	1,999,218
Huntington Auto Trust, Series 2012-1, Class A2, 0.54%, 11/17/14	868,569	868,706
Hyundai Auto Lease Securitization Trust,
Series 2013-A, Class A2, 0.51%, 09/15/15 (a)	3,000,000	2,994,615
Hyundai Auto Receivables Trust
Series 2009-A, Class A4, 3.15%, 03/15/16	1,550,639	1,559,851
Series 2011-A, Class A4, 1.78%, 12/15/15	2,110,000	2,132,238
Series 2012-B, Class A3, 0.62%, 09/15/16	960,000	960,679
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A4, 2.14%, 08/15/16	3,825,000	3,832,794
Series 2011-1, Class A4, 1.22%, 12/15/17	1,500,000	1,509,149
Series 2012-1, Class A3, 0.47%, 10/17/16	1,975,000	1,971,562
Nissan Auto Lease Trust, Series 2012-B, Class A3, 0.58%, 11/16/15	1,800,000	1,795,234
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 05/16/16	1,550,000	1,552,796
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18 (a)	4,300,000	4,314,653
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15 (a)	1,400,000	1,396,349
Santander Drive Auto Receivables Trust, Series 2013-2, Class A2, 0.47%, 03/15/16	1,930,000	1,927,566

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
Toyota Auto Receivables Owner Trust
Series 2012-A, Class A3, 0.75%, 02/16/16	$1,965,000	$1,969,027
Series 2012-B, Class A3, 0.46%, 07/15/16	1,065,000	1,062,849
USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, 08/15/16	1,200,000	1,196,593
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A4, 2.14%, 08/22/16	377,868	379,061
World Omni Auto Receivables Trust
Series 2010-A, Class A4, 2.21%, 05/15/15	1,267,534	1,272,592
Series 2011-A, Class A4, 1.91%, 04/15/16	1,700,000	1,720,440

		82,875,232

Credit Card 3.2%
BA Credit Card Trust, Series 2006-A7, Class A7, 0.23%, 12/15/16 (b)	2,400,000	2,395,988
Capital One Multi-Asset Execution Trust, Series 2013-A2, Class A2, 0.37%, 02/15/19 (b)	4,000,000	3,983,626
Chase Issuance Trust, Series 2013-A5, Class A, 0.47%, 05/15/17	3,500,000	3,486,488
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4, 4.90%, 06/23/16	4,000,000	4,168,627

		14,034,729

Other 5.3%
AEP Texas Central Transition Funding LLC, Series 2002-1, Class A4, 5.96%, 07/15/15	431,330	432,123
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 02/15/16	2,475,870	2,500,794
CNH Equipment Trust
Series 2012-C, Class A2, 0.44%, 02/16/16	776,086	775,050
Series 2012-C, Class A3, 0.57%, 12/15/17	825,000	822,402
FPL Recovery Funding LLC
Series 2007-A, Class A2, 5.04%, 08/01/15	112,008	112,225
Series 2007-A, Class A3, 5.13%, 08/01/17	2,000,000	2,098,929

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
GE Equipment Midticket LLC, Series 2012-1, Class A3, 0.60%, 05/23/16	$1,090,000	$1,087,324
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 1.04%, 09/21/15 (a)	1,000,000	1,003,298
GE Equipment Transportation LLC
Series 2011-1, Class A3, 1.00%, 10/20/14	825,538	826,016
Series 2011-1, Class A4, 1.33%, 05/20/19	1,050,000	1,053,436
Series 2013-1, Class A2, 0.50%, 11/24/15	1,265,000	1,265,217
John Deere Owner Trust, Series 2012-B, Class A3, 0.53%, 07/15/16	2,000,000	1,998,059
Oncor Electric Delivery Transition Bond Co. LLC
Series 2003-1, Class A4, 5.42%, 08/15/17	763,436	803,913
Series 2004-1, Class A3, 5.29%, 05/15/18	1,357,188	1,453,847
PSE&G Transition Funding LLC, Series 2001-1, Class A7, 6.75%, 06/15/16	2,515,000	2,602,499
Volvo Financial Equipment LLC, Series 2012-1A, Class A3, 0.91%, 08/17/15 (a)	4,115,000	4,125,672

		22,960,804

Student Loan 0.4%
SLM Private Education Loan Trust, Series 2013-1, Class A1, 0.34%, 02/27/17 (b)	1,714,599	1,710,334

Total Asset-Backed Securities (cost $122,095,271)		121,581,099

Collateralized Mortgage Obligations 17.8%
Federal Home Loan Mortgage Corp. REMICS
Series 3574, Class AC, 1.85%, 08/15/14	62,185	62,217
Series 3573, Class LC, 1.85%, 08/15/14	201,767	202,185
Series 3610, Class AB, 1.40%, 12/15/14	269,722	269,980
Series 3612, Class AE, 1.40%, 12/15/14	407,437	408,290
Series 3865, Class DA, 1.25%, 12/15/16	309,799	311,190
Series 3818, Class UA, 1.35%, 02/15/17	934,661	939,532

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3827, Class CA, 1.50%, 04/15/17	$970,565	$977,547
Series 2453, Class BD, 6.00%, 05/15/17	1,185,861	1,261,520
Series 3758, Class CD, 1.50%, 08/15/17	1,030,605	1,039,653
Series 3440, Class JA, 4.50%, 10/15/17	593,405	610,684
Series 2628, Class DQ, 3.00%, 11/15/17	218,551	220,494
Series 2628, Class GQ, 3.14%, 11/15/17	191,232	193,020
Series 2629, Class AN, 3.50%, 01/15/18	374,163	381,409
Series 2641, Class KU, 3.50%, 01/15/18	1,219,622	1,235,638
Series 2641, Class KJ, 4.00%, 01/15/18	243,925	247,684
Series 2555, Class B, 4.25%, 01/15/18	457,858	476,584
Series 3840, Class BA, 2.00%, 02/15/18	1,421,405	1,438,361
Series 2637, Class A, 3.38%, 03/15/18	369,980	377,915
Series 2643, Class HT, 4.50%, 03/15/18	640,711	662,686
Series 2643, Class NT, 4.50%, 03/15/18	439,698	448,894
Series 2783, Class AE, 4.00%, 04/15/18	116,887	117,650
Series 3887, Class BY, 1.00%, 08/15/18	1,456,965	1,446,078
Series 3728, Class CA, 1.50%, 10/15/18	1,148,064	1,150,650
Series 2695, Class DG, 4.00%, 10/15/18	449,094	470,102
Series 3756, Class DA, 1.20%, 11/15/18	379,803	378,706
Series 3636, Class EB, 2.00%, 11/15/18	576,340	585,180
Series 2877, Class GP, 4.00%, 11/15/18	213,064	214,802
Series 3649, Class EA, 2.25%, 12/15/18	1,090,161	1,110,817
Series 2920, Class HC, 4.50%, 12/15/18	175,241	175,941
Series 3659, Class DE, 2.00%, 03/15/19	853,865	867,780
Series 2930, Class KC, 4.50%, 06/15/19	460,347	468,342
Series 2838, Class FB, 0.49%, 08/15/19 (b)	423,016	422,866

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS (continued)
Series 2854, Class DL, 4.00%, 09/15/19	$979,985	$1,028,762
Series 3073, Class LB, 5.00%, 10/15/19	9,191	9,194
Series 3683, Class AD, 2.25%, 06/15/20	489,918	494,704
Series 3799, Class GK, 2.75%, 01/15/21	1,322,464	1,360,090
Series 3277, Class A, 4.00%, 01/15/21	360,383	367,347
Series 3815, Class DE, 3.00%, 10/15/21	1,134,890	1,169,311
Series 3872, Class ND, 2.00%, 12/15/21	931,211	943,308
Series 3609, Class LC, 3.50%, 12/15/24	1,606,099	1,671,138
Series 3745, Class PB, 2.50%, 03/15/25	675,279	697,228
Series 3943, Class LB, 3.00%, 07/15/25	771,837	805,368
Series 3845, Class ME, 3.00%, 09/15/25	1,287,953	1,331,976
Series 3943, Class CA, 3.00%, 10/15/25	1,014,969	1,049,879
Series 3845, Class FQ, 0.44%, 02/15/26 (b)	3,882,392	3,891,100
Series 3919, Class AF, 0.54%, 03/15/30 (b)	585,324	587,785
Series 2763, Class FA, 0.54%, 04/15/32 (b)	854,689	859,127
Series 2763, Class FC, 0.54%, 04/15/32 (b)	2,709,989	2,724,061
Series 2650, Class FX, 0.59%, 12/15/32 (b)	1,359,038	1,366,603
Series 2990, Class WF, 0.59%, 02/15/35 (b)	192,826	193,628
Series 3260, Class PF, 0.49%, 01/15/37 (b)	1,324,204	1,324,537
Series 3411, Class FL, 0.89%, 02/15/38 (b)	664,728	671,834
Federal National Mortgage Association REMICS
Series 2002-7, Class QG, 5.50%, 03/25/17	376,266	394,835
Series 2002-16, Class XU, 5.50%, 04/25/17	1,402,834	1,464,201
Series 2002-15, Class PG, 6.00%, 04/25/17	763,682	806,302
Series 2002-55, Class QE, 5.50%, 09/25/17	2,448,317	2,575,324
Series 2002-89, Class CB, 5.00%, 01/25/18	1,266,561	1,331,208

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association REMICS (continued)
Series 2003-49, Class TK, 3.50%, 03/25/18	$634,857	$649,586
Series 2003-35, Class FY, 0.59%, 05/25/18 (b)	713,797	717,562
Series 2011-69, Class AB, 1.50%, 05/25/18	1,483,749	1,491,098
Series 2003-57, Class NB, 3.00%, 06/25/18	60,391	62,137
Series 2010-30, Class DB, 2.00%, 08/25/18	938,555	953,117
Series 2010-12, Class AC, 2.50%, 12/25/18	1,674,602	1,712,915
Series 2003-120, Class BL, 3.50%, 12/25/18	1,381,513	1,433,927
Series 2008-15, Class JM, 4.00%, 02/25/19	237,924	243,986
Series 2008-18, Class MD, 4.00%, 03/25/19	789,390	826,334
Series 2009-47, Class EC, 3.50%, 08/25/19	651,980	678,239
Series 2011-122, Class EC, 1.50%, 01/25/20	1,656,520	1,669,639
Series 2011-38, Class AH, 2.75%, 05/25/20	520,954	534,065
Series 2010-60, Class D, 2.50%, 06/25/20	951,240	972,826
Series 2008-70, Class BA, 4.00%, 06/25/21	55,986	56,034
Series 2007-36, Class AB, 5.00%, 11/25/21	886,673	921,888
Series 2011-47, Class MA, 2.50%, 01/25/22	656,596	671,320
Series 2008-15, Class EL, 4.25%, 06/25/22	875,367	901,853
Series 2008-51, Class CD, 4.50%, 11/25/22	398,629	412,229
Series 2009-88, Class EA, 4.50%, 05/25/23	294,587	299,860
Series 2009-44, Class A, 4.50%, 12/25/23	347,086	361,302
Series 2009-76, Class MA, 4.00%, 09/25/24	180,676	187,138
Series 2010-2, Class QF, 0.74%, 06/25/27 (b)	831,397	835,681
Series 2011-124, Class CG, 3.00%, 09/25/29	555,408	575,968
Series 2003-14, Class AN, 3.50%, 03/25/33	124,345	128,573
Series 2003-130, Class GF, 0.64%, 12/25/33 (b)	749,167	754,967
Series 2004-60, Class FW, 0.64%, 04/25/34 (b)	1,781,300	1,793,022

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association REMICS (continued)
Series 2005-66, Class PF, 0.44%, 07/25/35 (b)	$722,818	$723,732
Series 2006-27, Class BF, 0.49%, 04/25/36 (b)	852,571	855,659
Series 2007-2, Class HF, 0.54%, 08/25/36 (b)	331,216	332,149
Series 2009-34, Class GA, 4.00%, 05/25/39	1,158,847	1,212,217
Series 2010-15, Class FD, 0.93%, 03/25/40 (b)	504,926	511,983
Series 2010-123, Class FL, 0.62%, 11/25/40 (b)	794,692	796,874
Government National Mortgage Association
Series 2010-47, Class TA, 3.00%, 11/16/30	325,039	327,513
Series 2004-26, Class GC, 5.00%, 06/16/31	95,470	95,497
Series 2003-102, Class MU, 4.25%, 01/20/33	928,691	943,654
Series 2004-88, Class EF, 0.59%, 06/17/34 (b)	1,515,357	1,520,983
Series 2005-54, Class CM, 4.75%, 07/20/35	34,762	34,768
Series 2006-33, Class NA, 5.00%, 01/20/36	220,235	234,881
Series 2010-67, Class DA, 2.50%, 04/20/36	957,368	971,118
Series 2009-57, Class BA, 2.25%, 06/16/39	254,215	256,955

Total Collateralized Mortgage Obligations (cost $77,101,101)		76,956,496

Commercial Mortgage Backed Securities 5.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class A2, 4.50%, 07/10/43	526,633	540,894
Series 2005-5, Class ASB, 5.05%, 10/10/45 (b)	479,307	491,444
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1 0.69%, 09/10/45	1,911,001	1,894,911
Commercial Mortgage Pass Through Certificates
Series 2012-CR1, Class A1, 1.12%, 05/15/45	1,446,129	1,445,811
Series 2012-CR2, Class A1, 0.82%, 08/15/45	2,377,721	2,363,673

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Commercial Mortgage Pass Through Certificates (continued)
Series 2012-CR3, Class A1, 0.67%, 11/15/45	$1,067,790	$1,056,614
Series 2012-LC4, Class A1, 1.16%, 12/10/44	419,954	419,981
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38 (b)	211,038	210,926
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A 0.84%, 05/25/35 (a)(b)	2,537,411	2,539,999
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1 1.14%, 05/10/45	2,957,517	2,957,764
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3, 4.70%, 07/15/42	550,234	549,636
Series 2012-C8, Class A1, 0.71%, 10/15/45	1,358,244	1,342,793
Series 2012-CBX, Class A1, 0.96%, 06/15/45	1,407,022	1,403,643
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A1, 0.92%, 08/15/45	1,492,245	1,485,492
Series 2012-C6, Class A1, 0.66%, 11/15/45	1,068,201	1,057,563
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class APB 5.09%, 07/15/42 (b)	264,680	266,632
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1 0.69%, 10/15/45	3,206,823	3,177,962
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class A1, 0.86%, 08/15/45	682,938	677,745
Series 2012-C9, Class A1, 0.67%, 11/15/45	1,849,049	1,829,682

Total Commercial Mortgage Backed Securities (cost $25,882,909)		25,713,165

Corporate Bonds 37.3%
Beverages 1.5%
Anheuser-Busch InBev Worldwide, Inc., 1.50%, 07/14/14	400,000	404,023
Heineken NV, 0.80%, 10/01/15 (a)	1,045,000	1,041,975

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
PepsiCo, Inc., 3.75%, 03/01/14	$1,600,000	$1,634,010
SABMiller Holdings, Inc., 1.85%, 01/15/15 (a)	1,250,000	1,271,113
SABMiller PLC, 5.50%, 08/15/13 (a)	2,360,000	2,372,714

		6,723,835

Capital Markets 2.5%
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/13	2,000,000	2,020,601
5.15%, 01/15/14	2,975,000	3,037,915
Morgan Stanley
0.58%, 01/09/14 (b)	2,000,000	1,993,068
2.88%, 01/24/14	2,000,000	2,020,819
6.00%, 05/13/14	440,000	457,681
UBS AG, 2.25%, 08/12/13	1,290,000	1,292,425

		10,822,509

Commercial Banks 5.2%
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	1,920,000	1,909,975
Bank of Nova Scotia
2.38%, 12/17/13	470,000	474,353
0.75%, 10/09/15	545,000	541,830
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	1,000,000	1,002,236
0.90%, 10/01/15	200,000	200,310
Capital One Financial Corp., 0.91%, 11/06/15 (b)	975,000	977,293
Credit Suisse New York, 5.50%, 05/01/14	2,225,000	2,316,007
PNC Funding Corp., 5.40%, 06/10/14	1,700,000	1,773,919
Royal Bank of Canada, 2.10%, 07/29/13	3,000,000	3,004,028
US Bancorp, 4.20%, 05/15/14	2,500,000	2,582,318
Wells Fargo & Co., Series I, 3.75%, 10/01/14	3,500,000	3,629,781
Westpac Banking Corp.
4.20%, 02/27/15	1,250,000	1,319,928
1.13%, 09/25/15	2,775,000	2,783,804

		22,515,782

Communications Equipment 0.6%
Cisco Systems, Inc., 1.63%, 03/14/14	2,400,000	2,421,947

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Computers & Peripherals 1.0%
Hewlett-Packard Co.
1.25%, 09/13/13	$1,600,000	$1,602,644
6.13%, 03/01/14	2,500,000	2,583,256

		4,185,900

Consumer Finance 4.2%
American Express Co., 4.88%, 07/15/13	931,000	932,361
American Express Credit Corp.
Series C, 7.30%, 08/20/13	975,000	983,413
Series D, 5.13%, 08/25/14	2,400,000	2,515,445
American Honda Finance Corp.
0.73%, 05/08/14 (a)(b)	640,000	641,261
0.67%, 06/18/14 (a)(b)	655,000	656,169
1.00%, 08/11/15 (a)	990,000	991,232
Ford Motor Credit Co. LLC, 7.00%, 10/01/13	4,925,000	4,996,609
John Deere Capital Corp.
1.60%, 03/03/14	2,350,000	2,368,593
0.43%, 04/25/14 (b)	650,000	650,428
PACCAR Financial Corp., 0.52%, 06/05/14 (b)	1,300,000	1,302,429
Toyota Motor Credit Corp., 1.38%, 08/12/13	2,000,000	2,002,412

		18,040,352

Diversified Financial Services 7.0%
Bank of America Corp., 7.38%, 05/15/14	4,200,000	4,419,456
Citigroup, Inc.
5.85%, 07/02/13	3,750,000	3,750,524
6.50%, 08/19/13	870,000	876,485
6.00%, 12/13/13	2,497,000	2,554,908
5.00%, 09/15/14	5,000,000	5,196,259
General Electric Capital Corp.
1.88%, 09/16/13	3,150,000	3,159,389
2.10%, 01/07/14	980,000	988,699
1.31%, 07/02/15 (b)	2,665,000	2,704,210
0.88%, 12/11/15 (b)	225,000	226,215
JPMorgan Chase & Co.
Series 2, 1.65%, 09/30/13	4,000,000	4,011,383
2.05%, 01/24/14	2,550,000	2,571,003

		30,458,531

Diversified Telecommunication Services 1.3%
AT&T, Inc., 5.10%, 09/15/14	4,575,000	4,806,019
Telefonica Emisiones SAU, 3.73%, 04/27/15	1,000,000	1,028,314

		5,834,333

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities 0.3%
AEP Texas Central Transition Funding LLC, Series A-2, Class A2, 4.98%, 07/01/15	$177,268	$177,293
NextEra Energy Capital Holdings, Inc.
2.55%, 11/15/13	905,000	910,987
1.20%, 06/01/15	140,000	140,661

		1,228,941

Food Products 0.3%
Campbell Soup Co., 0.57%, 08/01/14 (b)	1,130,000	1,132,468

Gas Utilities 1.2%
Enterprise Products Operating LLC, Series G, 5.60%, 10/15/14	3,173,000	3,357,335
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	1,550,000	1,638,952

		4,996,287

Health Care Providers & Services 0.5%
Medtronic, Inc., 4.50%, 03/15/14	2,050,000	2,108,311

Household Products 0.1%
Kimberly-Clark Corp., 5.00%, 08/15/13	607,000	610,279

Industrial Conglomerates 0.2%
General Electric Co., 0.85%, 10/09/15	675,000	674,090

Insurance 1.7%
American International Group, Inc., 4.25%, 09/15/14	5,000,000	5,193,897
Prudential Financial, Inc., 4.75%, 04/01/14	2,100,000	2,163,337

		7,357,234

Media 3.4%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	3,872,000	4,051,067
NBCUniversal Media LLC, 2.10%, 04/01/14	4,510,000	4,563,218
Time Warner Cable, Inc.
6.20%, 07/01/13	2,400,000	2,400,387
8.25%, 02/14/14	2,530,000	2,646,040
Viacom, Inc., 4.38%, 09/15/14	1,000,000	1,041,248

		14,701,960

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining 0.6%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	$890,000	$923,492
Freeport-McMoRan Copper & Gold, Inc., 1.40%, 02/13/15	1,000,000	995,561
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	770,000	820,515

		2,739,568

Office Electronics 0.9%
Xerox Corp., 8.25%, 05/15/14	3,530,000	3,753,419

Oil, Gas & Consumable Fuels 1.7%
Occidental Petroleum Corp., 1.45%, 12/13/13	2,025,000	2,033,959
Petrohawk Energy Corp., 7.25%, 08/15/18	3,115,000	3,371,988
Valero Energy Corp., 4.50%, 02/01/15	2,000,000	2,107,994

		7,513,941

Pharmaceuticals 2.0%
AbbVie, Inc., 1.03%, 11/06/15 (a)(b)	2,655,000	2,659,985
Actavis, Inc., 5.00%, 08/15/14	1,000,000	1,042,467
Merck & Co., Inc., 0.63%, 05/18/18 (b)	5,150,000	5,157,523

		8,859,975

Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group LP, 6.75%, 05/15/14	800,000	829,198

Road & Rail 0.4%
Penske Truck Leasing Co LP/PTL Finance Corp., 2.50%, 07/11/14 (a)	1,400,000	1,422,451
Ryder System, Inc., 3.15%, 03/02/15	350,000	361,793

		1,784,244

Wireless Telecommunication Services 0.5%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 02/01/14	2,275,000	2,335,672

Total Corporate Bonds (cost $161,635,828)		161,628,776

Municipal Bond 0.9%

	Principal Amount	Market Value

Louisiana 0.9%
Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 02/01/19	$3,841,898	$4,066,764

Total Municipal Bond (cost $4,209,327)		4,066,764

U.S. Government Mortgage Backed Agencies 0.4%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678
6.50%, 06/01/14	4,080	4,167
Pool# B17493
4.00%, 12/01/14	353,673	370,154
Pool# E00991
6.00%, 07/01/16	12,286	12,956
Federal National Mortgage Association Pool
Pool# 253845
6.00%, 06/01/16	17,097	17,991
Pool# 254089
6.00%, 12/01/16	31,101	32,969
Pool# 545415
6.00%, 01/01/17	26,007	27,536
Pool# 254195
5.50%, 02/01/17	58,202	61,532
Pool# 625178
5.50%, 02/01/17	50,545	53,439
Pool# AE0705
4.00%, 01/01/26	969,305	1,020,383

Total U.S. Government Mortgage Backed Agencies (cost $1,576,035)		1,601,127

U.S. Government Sponsored & Agency Obligations 3.1%
Federal Home Loan Banks 0.50%, 12/13/13	4,500,000	4,505,760
Federal National Mortgage Association
1.25%, 08/20/13	4,500,000	4,506,296
1.00%, 09/23/13	4,500,000	4,507,422

Total U.S. Government Sponsored & Agency Obligations (cost $13,514,281)		13,519,478

Yankee Dollar 0.7%
Gas Utilities 0.7%
TransCanada PipeLines Ltd., 0.00%, 06/30/16 (b)	3,000,000	3,007,170

Total Yankee Dollar (cost $3,000,000)		3,007,170

13

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Mutual Fund 6.1%

	Shares	Market Value

Money Market Fund 6.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (c)	26,594,950	$26,594,950

Total Mutual Fund (cost $26,594,950)		26,594,950

Total Investments (cost $435,609,702) (d) — 100.2%		434,669,025

Liabilities in excess of other assets — (0.2)%		(901,153)

NET ASSETS — 100.0%		$433,767,872

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2013 was $27,713,790 which represents 6.39% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2013. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of June 30, 2013.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

FDIC	Federal Deposit Insurance Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SAU	Single Shareholder Corporation

14

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Enhanced Income Fund
Assets:
Investments, at value (cost $435,609,702)	$434,669,025
Interest and dividends receivable	2,201,372
Receivable for capital shares issued	65,462
Prepaid expenses	4,015

Total Assets	436,939,874

Liabilities:
Payable for investments purchased	3,000,000
Accrued expenses and other payables:
Investment advisory fees	125,504
Fund administration fees	14,260
Accounting and transfer agent fees	4,974
Trustee fees	102
Custodian fees	3,592
Compliance program costs (Note 3)	415
Professional fees	17,639
Printing fees	5,251
Other	265

Total Liabilities	3,172,002

Net Assets	$433,767,872

Represented by:
Capital	$443,558,763
Accumulated undistributed net investment income	1,307,663
Accumulated net realized losses from investment transactions	(10,157,877)
Net unrealized appreciation/(depreciation) from investments	(940,677)

Net Assets	$433,767,872

Net Assets:
Class Y Shares	$433,767,872

Total	$433,767,872

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	44,300,868

Total	44,300,868

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$9.79

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Enhanced Income Fund
INVESTMENT INCOME:
Interest income	$1,937,676
Dividend income	18,746

Total Income	1,956,422

EXPENSES:
Investment advisory fees	848,793
Fund administration fees	91,314
Professional fees	24,879
Printing fees	5,610
Trustee fees	9,436
Custodian fees	9,439
Accounting and transfer agent fees	9,057
Compliance program costs (Note 3)	870
Other	10,302

Total expenses before earnings credit	1,009,700

Earnings credit (Note 4)	(444)

Net Expenses	1,009,256

NET INVESTMENT INCOME	947,166

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(267,990)
Net change in unrealized appreciation/(depreciation) from investments	(959,747)

Net realized/unrealized losses from investments	(1,227,737)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(280,571)

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	NVIT Enhanced Income Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$947,166	$3,072,462
Net realized losses from investment transactions	(267,990)	(481,082)
Net change in unrealized appreciation/(depreciation) from investments	(959,747)	1,175,413

Change in net assets resulting from operations	(280,571)	3,766,793

Distributions to Shareholders From:
Net investment income:
Class Y	–	(5,688,358)

Change in net assets from shareholder distributions	–	(5,688,358)

Change in net assets from capital transactions	(82,471,775)	45,675,808

Change in net assets	(82,752,346)	43,754,243

Net Assets:
Beginning of period	516,520,218	472,765,975

End of period	$433,767,872	$516,520,218

Accumulated undistributed net investment income at end of period	$1,307,663	$360,497

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$31,254,749	$92,840,914
Dividends reinvested	–	5,688,358
Cost of shares redeemed	(113,726,524)	(52,853,464)

Total Class Y Shares	(82,471,775)	45,675,808

Change in net assets from capital transactions	$(82,471,775)	$45,675,808

SHARE TRANSACTIONS:
Class Y Shares
Issued	3,186,680	9,402,491
Reinvested	–	580,150
Redeemed	(11,594,743)	(5,352,087)

Total Class Y Shares	(8,408,063)	4,630,554

Total change in shares	(8,408,063)	4,630,554

Amounts designated as “–” are zero or have been rounded to zero

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Enhanced Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average NetAssets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class Y Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$9.80	0.02	(0.03)	(0.01)	–	–	–	$9.79	(0.10)%	$433,767,872	0.42%	0.39%	0.42%	39.54%
Year Ended December 31, 2012(d)	$9.83	0.06	0.02	0.08	(0.11)	–	(0.11)	$9.80	0.81%	$516,520,218	0.41%	0.62%	0.41%	66.14%
Year Ended December 31, 2011(d)	$9.93	0.08	(0.04)	0.04	(0.14)	–	(0.14)	$9.83	0.40%	$472,765,975	0.42%	0.79%	0.42%	67.10%
Year Ended December 31, 2010(d)	$9.99	0.13	(0.02)	0.11	(0.17)	–	(0.17)	$9.93	1.09%	$410,882,144	0.42%	1.27%	0.42%	54.74%
Year Ended December 31, 2009(d)	$9.98	0.23	0.04	0.27	(0.26)	–	(0.26)	$9.99	2.70%	$356,799,658	0.44%	2.33%	0.44%	64.05%
Year Ended December 31, 2008	$10.04	0.38	(0.07)	0.31	(0.36)	(0.01)	(0.37)	$9.98	3.12%	$231,585,764	0.45%	3.81%	0.45%	75.76%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Enhanced Income Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Investor Destination Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$121,581,099	$—	$121,581,099
Collateralized Mortgage Obligations	—	76,956,496	—	76,956,496
Commercial Mortgage Backed Securities	—	25,713,165	—	25,713,165
Corporate Bonds	—	161,628,776	—	161,628,776
Municipal Bond	—	4,066,764	—	4,066,764
Mutual Fund	26,594,950	—	—	26,594,950
U.S. Government Mortgage Backed Agencies	—	1,601,127	—	1,601,127
U.S. Government Sponsored & Agency Obligations	—	13,519,478	—	13,519,478
Yankee Dollar	—	3,007,170	—	3,007,170
Total	$26,594,950	$408,074,075	$—	$434,669,025

Amounts	designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Effective June 17, 2013, NFA has selected HighMark Capital Management, Inc. (the “Subadviser”) as subadviser for the Fund. Prior to June 17, 2013, Morley Capital Management, Inc. was the subadviser for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.35%
$500 million up to $1 billion	0.34%
$1 billion up to $3 billion	0.325%
$3 billion up to $5 billion	0.30%
$5 billion up to $10 billion	0.285%
$10 billion and more	0.275%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.45% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $91,314 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $870.

4.	Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5. Investment	Transactions

For the six months ended June 30, 2013, the Fund had purchases of $180,204,382 and sales of $257,652,370 (excluding short-term securities).

For the six months ended June 30, 2013, the Fund had purchases of $0 and sales of $8,135,399 of U.S. Government securities.

6. Portfolio	Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

7. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8. Federal	Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$435,610,257	$428,692	$(1,369,924)	$(941,232)

9. Subsequent	Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

25

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the Fund’s respective expense group medians. The Trustees also considered that the Fund’s Class Y shares had achieved a level of total return performance below the median of the Fund’s peers for the three-year period ended September 30, 2012, but took into account that the Fund has been managed more conservatively than

26

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

many of its peer funds, as to both interest rate risk and credit risk. The Trustees took into account management’s view that the Fund’s performance is appropriate and acceptable in light of the level of risk undertaken by the Fund.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

27

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

Approval of Subadvisory Agreement

At the March 28, 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Enhanced Income Fund (the “Fund”), an investment subadvisory agreement with HighMark Capital Management, Inc. (“HighMark”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to HighMark in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, Independent Legal Counsel, and others.

In making their determinations, the Trustees took into account information as to HighMark’s account management style, investment philosophy and process, past performance, HighMark’s personnel that would be serving the Fund, and prevailing market conditions. In evaluating the Subadvisory Agreement, the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, the structure of the sub-advisory fees, and the fact that NFA pays HighMark out of its advisory fees. The Trustees considered information provided by NFA as to the relatively favorable investment performance of the proposed portfolio management team in recent periods, and noted NFA’s statement that it had determined that a replacement of the Fund’s current sub-adviser was appropriate in light of recent periods of underperformance. The Trustees also considered that HighMark is the investment adviser to a number of mutual funds being “adopted” by the Nationwide organization, and that the terms of the adoption transaction contemplated that HighMark would serve as sub-adviser to certain other Nationwide funds, but not including this Fund.

After extensive discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by HighMark were consistent with the terms of the Subadvisory Agreement;

—	The prospects for satisfactory investment performance were reasonable;

—	The fees to be paid by the Fund to HighMark appeared to be fair and reasonable in light of the information provided; and

—	Profitability should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

A discussion of the Board’s considerations in approving the Fund’s investment advisory agreement with NFA is included above.

28

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

29

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

30

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

31

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

32

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

33

NVIT Government Bond Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

21	Supplemental Information

24	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GB (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers' assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund's investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund's summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund's portfolio. A more recent listing of the Fund's portfolio holdings can be found on the Trust's Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor's sub-account may experience under that investor's variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield ("junk") bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies' stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year's Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee's

(FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed's quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets' sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe's economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors' concerns about the Fed's possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Government Bond Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual	1,000.00	963.90	3.36	0.69
	Hypothetical[b]	1,000.00	1,021.37	3.46	0.69
Class II Shares	Actual	1,000.00	962.90	4.57	0.94
	Hypothetical[b]	1,000.00	1,020.13	4.71	0.94
Class III Shares	Actual	1,000.00	963.90	3.36	0.69
	Hypothetical[b]	1,000.00	1,021.37	3.46	0.69
Class IV Shares	Actual	1,000.00	963.90	3.36	0.69
	Hypothetical[b]	1,000.00	1,021.37	3.46	0.69

[a]

Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary June 30, 2013 (Unaudited)	NVIT Government Bond Fund

Asset Allocation †
U.S. Government Sponsored & Agency Obligations	33.6%
U.S. Government Mortgage Backed Agencies	30.4%
Collateralized Mortgage Obligations	15.3%
U.S. Treasury Bonds	10.4%
Sovereign Bond	7.9%
Mutual Fund	2.5%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings ††
Federal National Mortgage Association REMICS, 2.50%, 09/25/42	8.0%
Israel Government AID Bond, 5.50%, 12/04/23	7.9%
Federal National Mortgage Association, 2.25%, 03/15/16	7.3%
Federal National Mortgage Association, 6.09%, 09/27/27	6.3%
Private Export Funding Corp., 5.45%, 09/15/17	4.8%
Federal National Mortgage Association Pool, 3.50%, 08/01/27	4.4%
U.S. Treasury Inflation Indexed Bonds, 0.13%, 01/15/23	4.4%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust, 5.13%, 04/19/17	4.0%
Federal Home Loan Mortgage Corp., 1.00%, 07/28/17	3.5%
U.S. Treasury Inflation Indexed Bonds, 2.50%, 01/15/29	3.0%
Other Holdings	46.4%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 15.3%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS
Series 2468, Class TE, 5.50%, 07/15/17	$1,136,420	$1,201,073
Series 2517, Class BH, 5.50%, 10/15/17	2,141,491	2,261,695
Series 2509, Class LK, 5.50%, 10/15/17	3,433,158	3,623,512
Series 2985, Class JR, 4.50%, 06/15/25	14,585,734	15,615,211
Series 2922, Class GA, 5.50%, 05/15/34	3,938,385	4,240,815
Federal National Mortgage Association REMICS
Series 2003-64, Class HQ, 5.00%, 07/25/23	5,735,878	6,198,813
Series 1993-149, Class M, 7.00%, 08/25/23	1,235,410	1,399,979
Series 2005-109, Class AG, 5.50%, 04/25/24	1,326,621	1,331,079
Series 2005-40, Class YG, 5.00%, 05/25/25	14,784,567	15,805,907
Series 2003-66, Class AP, 3.50%, 11/25/32	376,464	383,110
Series 2013-59, Class MX, 2.50%, 09/25/42	57,235,000	56,838,991

Total Collateralized Mortgage Obligations (cost $106,810,786)		108,900,185

Sovereign Bond 7.9%
ISRAEL 7.9%
Israel Government AID Bond, 5.50%, 12/04/23	46,000,000	56,269,721

Total Sovereign Bond (cost $56,603,426)		56,269,721

U.S. Government Mortgage Backed Agencies 30.4%
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558 2.87%, 06/01/35 (a)	5,508,102	5,892,223
Pool# 1G2082 4.96%, 07/01/37 (a)	1,206,016	1,262,221
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	9,379,172	10,468,333
Pool# 462260 5.60%, 09/01/18	9,384,258	9,718,311

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 874142 5.56%, 12/01/21	$11,203,044	$12,915,991
Pool# 932840 3.50%, 12/01/25	2,458,554	2,562,946
Pool# AD9746 3.50%, 12/01/25	8,124,813	8,469,800
Pool# AB2514 3.50%, 03/01/26	4,402,229	4,589,152
Pool# AK2659 2.50%, 02/01/27	8,762,142	8,822,725
Pool# AK3900 2.50%, 03/01/27	10,202,305	10,272,844
Pool# AK8393 2.50%, 03/01/27	2,716,259	2,735,040
Pool# AK9461 2.50%, 03/01/27	13,708,910	13,803,695
Pool# 890543 3.50%, 08/01/27	30,014,404	31,288,843
Pool# 745684 2.63%, 04/01/34 (a)	10,662,695	11,304,184
Pool# 790760 2.62%, 09/01/34 (a)	3,315,712	3,504,585
Pool# 799144 1.92%, 04/01/35 (a)	1,463,949	1,526,449
Pool# 822705 2.53%, 04/01/35 (a)	1,253,625	1,318,641
Pool# 821377 2.36%, 05/01/35 (a)	2,709,275	2,876,442
Pool# 815217 2.36%, 05/01/35 (a)	1,947,294	2,067,368
Pool# 783609 2.63%, 05/01/35 (a)	2,224,729	2,347,064
Pool# 826181 2.61%, 07/01/35 (a)	6,643,522	6,960,006
Pool# 873932 6.31%, 08/01/36	7,742,608	8,898,199
Pool# 745866 2.26%, 09/01/36 (a)	12,759,455	13,562,274
Pool# AP4507 3.00%, 09/01/42	11,090,454	10,859,981
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	116,654	122,705
Pool# 748484 3.50%, 08/15/25	800,193	841,703
Pool# 682492 3.50%, 10/15/25	2,080,433	2,188,356
Pool# 719433 3.50%, 10/15/25	1,183,690	1,245,094
Pool# 682497 3.50%, 11/15/25	2,519,769	2,650,481

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Government Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 705178 3.50%, 11/15/25	$1,003,647	$1,055,711
Pool# 707690 3.50%, 11/15/25	715,250	752,353
Pool# 733504 3.50%, 11/15/25	2,500,798	2,630,527
Pool# 740930 3.50%, 11/15/25	808,370	850,304
Pool# 742371 3.50%, 11/15/25	781,852	822,411
Pool# 749618 3.50%, 11/15/25	3,236,406	3,404,294
Pool# 750403 3.50%, 11/15/25	635,738	668,717
Pool# 682502 3.50%, 12/15/25	2,210,182	2,324,835
Pool# 755650 3.50%, 12/15/25	8,480,309	8,920,225

Total U.S. Government Mortgage Backed Agencies (cost $210,464,400)		216,505,033

U.S. Government Sponsored & Agency Obligations 33.6%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17 (b)	25,000,000	28,438,510
Federal Home Loan Bank 1.63%, 06/14/19	15,000,000	14,774,640
Federal Home Loan Mortgage Corp.
0.63%, 03/06/15	20,000,000	20,054,842
1.00%, 07/28/17	25,000,000	24,731,742
Federal National Mortgage Association
2.25%, 03/15/16	50,000,000	51,946,015
6.09%, 09/27/27	35,000,000	44,735,124
Lightship Tankers III LLC 6.50%, 06/14/24	5,346,000	6,162,436
Private Export Funding Corp.
5.45%, 09/15/17	30,000,000	34,761,597
2.25%, 12/15/17	13,000,000	13,436,747
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,063

Total U.S. Government Sponsored & Agency Obligations (cost $237,371,487)		239,051,716

U.S. Treasury Bonds 10.4%

	Principal Amount	Market Value

U.S. Treasury Inflation Indexed Bonds
1.38%, 07/15/18	$10,500,000	$12,366,255
0.13%, 01/15/23	32,000,000	31,249,548
2.50%, 01/15/29	16,000,000	21,368,577
0.63%, 02/15/43	10,750,000	9,139,737

Total U.S. Treasury Bonds (cost $83,647,752)		74,124,117

Mutual Fund 2.5%

	Shares	Market Value

Money Market Fund 2.5%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (c)	17,600,489	17,600,489

Total Mutual Fund (cost $17,600,489)		17,600,489

Total Investments (cost $712,498,340) (d) — 100.1%		712,451,261

Liabilities in excess of other assets — (0.1)%		(371,943)

NET ASSETS — 100.0%		$712,079,318

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2013. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2013 was $28,438,510 which represents 3.99% of net assets.

(c)	Represents 7-day effective yield as of June 30, 2013.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AID	Agency for International Development

LLC	Limited Liability Company

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Government Bond Fund
Assets:
Investments, at value (cost $712,498,340)	$712,451,261
Interest and dividends receivable	3,267,062
Receivable for investments sold	479,037
Receivable for capital shares issued	51,222
Prepaid expenses	5,936

Total Assets	716,254,518

Liabilities:
Payable for capital shares redeemed	3,705,904
Accrued expenses and other payables:
Investment advisory fees	280,935
Fund administration fees	22,371
Distribution fees	819
Administrative servicing fees	113,833
Accounting and transfer agent fees	923
Trustee fees	202
Custodian fees	5,542
Compliance program costs (Note 3)	685
Professional fees	18,864
Printing fees	24,821
Other	301

Total Liabilities	4,175,200

Net Assets	$712,079,318

Represented by:
Capital	$698,096,235
Accumulated undistributed net investment income	7,411,070
Accumulated net realized gains from investment transactions	6,619,092
Net unrealized appreciation/(depreciation) from investments	(47,079)

Net Assets	$712,079,318

Net Assets:
Class I Shares	$675,058,523
Class II Shares	3,941,197
Class III Shares	13,786,845
Class IV Shares	19,292,753

Total	$712,079,318

9

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Government Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	60,224,673
Class II Shares	353,106
Class III Shares	1,229,715
Class IV Shares	1,721,640

Total	63,529,134

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.21
Class II Shares	$11.16
Class III Shares	$11.21
Class IV Shares	$11.21

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Government Bond Fund
INVESTMENT INCOME:
Interest income	$8,611,586
Dividend income	84,064

Total Income	8,695,650

EXPENSES:
Investment advisory fees	1,851,162
Fund administration fees	131,297
Distribution fees Class II Shares	5,249
Administrative servicing fees Class I Shares	544,334
Administrative servicing fees Class II Shares	3,149
Administrative servicing fees Class III Shares	11,945
Administrative servicing fees Class IV Shares	15,355
Professional fees	25,351
Printing fees	20,721
Trustee fees	13,831
Custodian fees	15,061
Accounting and transfer agent fees	2,087
Compliance program costs (Note 3)	1,373
Other	14,402

Total expenses before earnings credit and fees waived	2,655,317

Earnings credit (Note 5)	(42)
Investment advisory fees waived (Note 3)	(23,503)

Net Expenses	2,631,772

NET INVESTMENT INCOME	6,063,878

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,212,572)
Net change in unrealized appreciation/(depreciation) from investments	(32,106,981)

Net realized/unrealized losses from investments	(33,319,553)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,255,675)

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Government Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$6,063,878	$16,493,927
Net realized gains/(losses) from investment transactions	(1,212,572)	9,471,588
Net change in unrealized appreciation/(depreciation) from investments	(32,106,981)	(167,689)

Change in net assets resulting from operations	(27,255,675)	25,797,826

Distributions to Shareholders From:
Net investment income:
Class I	–	(17,354,761)
Class II	–	(91,010)
Class III	–	(437,754)
Class IV	–	(493,344)
Net realized gains:
Class I	–	(25,690,332)
Class II	–	(162,690)
Class III	–	(697,717)
Class IV	–	(727,597)

Change in net assets from shareholder distributions	–	(45,655,205)

Change in net assets from capital transactions	(68,306,959)	(51,466,380)

Change in net assets	(95,562,634)	(71,323,759)

Net Assets:
Beginning of period	807,641,952	878,965,711

End of period	$712,079,318	$807,641,952

Accumulated undistributed net investment income at end of period	$7,411,070	$1,347,192

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$28,921,228	$144,197,188
Dividends reinvested	–	43,045,093
Cost of shares redeemed	(90,252,074)	(229,296,399)

Total Class I Shares	(61,330,846)	(42,054,118)

Class II Shares
Proceeds from shares issued	19,208	167,027
Dividends reinvested	–	253,700
Cost of shares redeemed	(463,973)	(1,630,469)

Total Class II Shares	(444,765)	(1,209,742)

Class III Shares
Proceeds from shares issued	567,809	6,069,682
Dividends reinvested	–	1,135,471
Cost of shares redeemed	(5,284,421)	(13,940,458)

Total Class III Shares	(4,716,612)	(6,735,305)

Class IV Shares
Proceeds from shares issued	1,049,534	2,188,590
Dividends reinvested	–	1,220,941
Cost of shares redeemed	(2,864,270)	(4,876,746)

Total Class IV Shares	(1,814,736)	(1,467,215)

Change in net assets from capital transactions	$(68,306,959)	$(51,466,380)

12

Statements of Changes in Net Assets (Continued)

	NVIT Government Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	2,513,384	11,982,785
Reinvested	–	3,661,687
Redeemed	(7,831,811)	(19,065,723)

Total Class I Shares	(5,318,427)	(3,421,251)

Class II Shares
Issued	1,666	13,783
Reinvested	–	21,669
Redeemed	(40,272)	(136,494)

Total Class II Shares	(38,606)	(101,042)

Class III Shares
Issued	49,431	502,650
Reinvested	–	96,559
Redeemed	(458,952)	(1,164,673)

Total Class III Shares	(409,521)	(565,464)

Class IV Shares
Issued	90,770	181,745
Reinvested	–	103,918
Redeemed	(247,633)	(405,721)

Total Class IV Shares	(156,863)	(120,058)

Total change in shares	(5,923,417)	(4,207,815)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.63	0.09	(0.51)	(0.42)	–	–	–	–	$11.21	(3.61)%	$675,058,523	0.69%	1.58%	0.69%	100.53%
Year Ended December 31, 2012(e)	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.06%	$762,193,954	0.69%	1.90%	0.69%	84.84%
Year Ended December 31, 2011(e)	$11.49	0.31	0.52	0.83	(0.35)	(0.04)	(0.39)	–	$11.93	7.25%	$822,948,756	0.68%	2.66%	0.68%	87.44%
Year Ended December 31, 2010(e)	$11.74	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.49	4.78%	$914,319,283	0.69%	3.01%	0.69%	98.86%
Year Ended December 31, 2009(e)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%	$1,125,363,950	0.71%	3.39%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.72%	$1,364,508,386	0.70%	4.24%	0.70%	55.58%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.59	0.08	(0.51)	(0.43)	–	–	–	–	$11.16	(3.71)%	$3,941,197	0.94%	1.33%	0.94%	100.53%
Year Ended December 31, 2012(e)	$11.89	0.20	0.13	0.33	(0.23)	(0.40)	(0.63)	–	$11.59	2.76%	$4,541,520	0.94%	1.67%	0.94%	84.84%
Year Ended December 31, 2011(e)	$11.45	0.28	0.52	0.80	(0.32)	(0.04)	(0.36)	–	$11.89	7.00%	$5,860,810	0.93%	2.42%	0.93%	87.44%
Year Ended December 31, 2010(e)	$11.70	0.33	0.19	0.52	(0.32)	(0.45)	(0.77)	–	$11.45	4.52%	$7,951,647	0.94%	2.77%	0.94%	98.86%
Year Ended December 31, 2009(e)	$11.97	0.37	(0.08)	0.29	(0.38)	(0.18)	(0.56)	–	$11.70	2.43%	$10,532,918	0.96%	3.14%	0.96%	65.87%
Year Ended December 31, 2008	$11.59	0.47	0.38	0.85	(0.47)	–	(0.47)	–	$11.97	7.48%	$13,057,446	0.94%	4.00%	0.94%	55.58%

Class III Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.63	0.09	(0.51)	(0.42)	–	–	–	–	$11.21	(3.61)%	$13,786,845	0.69%	1.58%	0.69%	100.53%
Year Ended December 31, 2012(e)	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.04%	$19,067,090	0.69%	1.92%	0.69%	84.84%
Year Ended December 31, 2011(e)	$11.49	0.31	0.52	0.83	(0.35)	(0.04)	(0.39)	–	$11.93	7.26%	$26,312,140	0.68%	2.64%	0.68%	87.44%
Year Ended December 31, 2010(e)	$11.74	0.36	0.20	0.56	(0.36)	(0.45)	(0.81)	–	$11.49	4.79%	$27,670,204	0.68%	2.98%	0.68%	98.86%
Year Ended December 31, 2009(e)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%	$22,621,617	0.71%	3.41%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.73%	$20,106,128	0.69%	4.25%	0.69%	55.58%

Class IV Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.63	0.09	(0.51)	(0.42)	–	–	–	–	$11.21	(3.61)%	$19,292,753	0.69%	1.58%	0.69%	100.53%
Year Ended December 31, 2012(e)	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.06%	$21,839,388	0.69%	1.90%	0.69%	84.84%
Year Ended December 31, 2011(e)	$11.48	0.31	0.53	0.84	(0.35)	(0.04)	(0.39)	–	$11.93	7.35%	$23,844,005	0.68%	2.66%	0.68%	87.44%
Year Ended December 31, 2010(e)	$11.73	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.48	4.78%	$28,391,287	0.69%	3.00%	0.69%	98.86%
Year Ended December 31, 2009(e)	$12.00	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.73	2.69%	$31,357,559	0.71%	3.40%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.37	0.87	(0.50)	–	(0.50)	–	$12.00	7.62%	$33,626,583	0.71%	4.23%	0.71%	55.58%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Government Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund's portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust's investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment's assigned level within the hierarchy.

An investment's categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered of open-end management investment companies are valued at net asset value

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust's administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund's securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer's operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

Debt and other fixed-income securities are generally valued at the bid evaluation provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund's net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$108,900,185	$—	$108,900,185
Mutual Fund	17,600,489	—	—	17,600,489
Sovereign Bond	—	56,269,721	—	56,269,721
U.S. Government Mortgage Backed Agencies	—	216,505,033	—	216,505,033
U.S. Government Sponsored & Agency Obligations	—	239,051,716	—	239,051,716
U.S. Treasury Bonds	—	74,124,117	—	74,124,117
Total	$17,600,489	$694,850,772	$—	$712,451,261

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities' widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund's NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust's Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund's average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.50%
$250 million up to $1 billion	0.475%
$1 billion up to $2 billion	0.45%
$2 billion up to $5 billion	0.425%
$5 billion and more	0.40%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the affiliated Subadviser. NFA paid the Subadviser $558,781 for the six months ended June 30, 2013.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $23,503, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $131,297 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund's portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust's Rule 38a-1 Compliance Program subject to the pre-approval of the Trust's Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund's portion of such costs amounted to $1,373.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2013, NFS received $574,783 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund's Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $2,179 and $27,013, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust's custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund's custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $748,659,689 and sales of $806,109,162 (excluding short-term securities).

For the six months ended June 30, 2013, the Fund had purchases of $83,590,835 and sales of $142,854,330 of U.S. Government securities.

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Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund's investments to decline significantly.

8.  Indemnifications

Under the Trust's organizational documents, the Trust's Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$712,498,340	$16,512,575	$(16,559,654)	$(47,079)

10.  Subsequent Events

The Trust's credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

20

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

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Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were approximately equal to the respective medians of the Fund’s expense group. The Trustees also noted that while the Fund had achieved total return performance of its Class I shares below the median of the funds in

22

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

its performance universe for the three-year period ended September 30, 2012, the Fund had achieved both longer- and shorter-term total return performance (over one- and five-year periods ended September 30, 2012) at or above the median.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

23

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary's Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

25

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a "big 8" public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee's earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

27

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust's predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust's Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies ("Proxy Voting Guidelines") and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund's proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust's website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

28

NVIT International Equity Fund

SemiannualReport

June 30, 2013 (unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

13	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

27	Supplemental Information

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IE (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT International Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT International Equity Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,007.60	5.77	1.16
	Hypothetical	[b]	1,000.00	1,019.04	5.81	1.16
Class III Shares	Actual		1,000.00	1,007.60	5.77	1.16
	Hypothetical	[b]	1,000.00	1,019.04	5.81	1.16
Class VI Shares	Actual		1,000.00	1,006.60	7.02	1.41
	Hypothetical	[b]	1,000.00	1,017.80	7.05	1.41

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT International Equity Fund

June 30, 2013 (Unaudited)

Asset Allocation†
Common Stocks	96.2%
Mutual Fund	5.5%
Preferred Stocks	0.9%
Liabilities in excess of other assets	(2.6%)

100.0%

Top Industries ††
Commercial Banks	13.3%
Oil, Gas & Consumable Fuels	8.3%
Pharmaceuticals	7.2%
Insurance	5.3%
Road & Rail	3.4%
Food Products	3.4%
Wireless Telecommunication Services	3.3%
Semiconductors & Semiconductor Equipment	3.2%
Metals & Mining	3.2%
Real Estate Management & Development	3.2%
Other Industries	46.2%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	5.3%
Nestle SA	2.2%
GlaxoSmithKline PLC	1.9%
Roche Holding AG	1.9%
British American Tobacco PLC	1.8%
Novo Nordisk A/S, Class B	1.8%
Samsung Electronics Co., Ltd.	1.7%
Rogers Communications, Inc., Class B	1.6%
Eni SpA	1.5%
Total SA	1.4%
Other Holdings	78.9%

100.0%

Top Countries ††
Japan	16.4%
United Kingdom	14.6%
Canada	6.6%
France	5.9%
United States	5.3%
Germany	4.9%
Australia	4.9%
Switzerland	4.5%
China	3.7%
South Korea	3.5%
Other Countries	29.7%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT International Equity Fund

Common Stocks 96.2%

	Shares	Market Value

AUSTRALIA 5.0%
Chemicals 0.7%
DuluxGroup Ltd.	165,400	$636,247

Diversified Telecommunication Services 1.0%
Telstra Corp., Ltd.	218,200	948,619

Food & Staples Retailing 0.5%
Woolworths Ltd.	16,000	479,306

Health Care Providers & Services 0.3%
Primary Health Care Ltd.	68,600	300,440

Hotels, Restaurants & Leisure 0.2%
Flight Centre Ltd.	5,736	205,393

Insurance 0.3%
Insurance Australia Group Ltd.	49,300	244,710

Machinery 0.1%
Bradken Ltd.	32,000	125,664

Metals & Mining 1.7%
BHP Billiton Ltd.	42,600	1,226,149
Fortescue Metals Group Ltd.	135,800	373,836

		1,599,985

Real Estate Investment Trusts (REITs) 0.2%
Westfield Retail Trust	67,900	192,027

		4,732,391

BELGIUM 0.9%
Food & Staples Retailing 0.7%
Delhaize Group SA	11,400	704,775

Insurance 0.2%
Ageas	5,100	178,951

		883,726

BRAZIL 2.1%
Beverages 1.0%
Cia de Bebidas das Americas — Preference Shares, ADR	26,400	986,039

Commercial Banks 0.6%
Itau Unibanco Holding SA — Preference Shares, ADR	40,600	524,552

Diversified Consumer Services 0.1%
Estacio Participacoes SA	11,400	82,460

Paper & Forest Products 0.3%
Duratex SA	54,600	312,231

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	11,600	119,881

		2,025,163

CANADA 6.8%
Aerospace & Defense 0.2%
MacDonald Dettwiler & Associates Ltd.	3,200	212,380

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Auto Components 0.2%
Magna International, Inc.	2,600	$185,068

Commercial Banks 0.4%
Royal Bank of Canada	6,200	361,259

Food & Staples Retailing 0.3%
Empire Co., Ltd., Class A	3,700	282,927

Metals & Mining 0.2%
First Quantum Minerals Ltd.	13,400	198,764

Oil, Gas & Consumable Fuels 2.2%
Canadian Oil Sands Ltd.	29,200	540,576
Imperial Oil Ltd.	20,000	763,527
Suncor Energy, Inc.	23,900	704,478

		2,008,581

Road & Rail 1.1%
Canadian National Railway Co.	11,100	1,080,764

Software 0.3%
Constellation Software, Inc.	1,800	248,170

Thrifts & Mortgage Finance 0.3%
Home Capital Group, Inc.	5,200	274,561

Wireless Telecommunication Services 1.6%
Rogers Communications, Inc., Class B	39,200	1,535,647

		6,388,121

CHINA 3.8%
Building Products 0.2%
China Liansu Group Holdings Ltd.	351,000	177,930

Commercial Banks 2.0%
Agricultural Bank of China Ltd., H Shares	718,000	293,510
China Construction Bank Corp., H Shares	345,000	242,438
China Minsheng Banking Corp., Ltd., H Shares	972,000	946,521
Industrial & Commercial Bank of China Ltd., H Shares	838,200	525,327

		2,007,796

Communications Equipment 0.6%
AAC Technologies Holdings, Inc.	94,500	530,190

Construction Materials 0.1%
China National Building Material Co. Ltd., H Shares	76,000	67,609

Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology Group Co., Ltd.	148,000	177,220

Food Products 0.1%
Want Want China Holdings Ltd.	73,000	102,320

Oil, Gas & Consumable Fuels 0.5%
China Petroleum & Chemical Corp., H Shares	296,000	207,130
CNOOC Ltd.	150,200	251,573

		458,703

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Real Estate Management & Development 0.1%
Guangzhou R&F Properties Co., Ltd., H Shares	72,400	$103,765

		3,625,533

COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Pacific Rubiales Energy Corp.	8,000	140,496

DENMARK 3.0%
Health Care Equipment & Supplies 1.2%
Coloplast A/S, Class B	19,486	1,091,100

Pharmaceuticals 1.8%
Novo Nordisk A/S, Class B	11,300	1,756,726

		2,847,826

EGYPT 0.2%
Commercial Banks 0.2%
Commercial International Bank Egypt SAE, ADR	45,500	185,185

FINLAND 0.2%
Machinery 0.2%
Kone OYJ, Class B	2,552	202,423

FRANCE 6.0%
Aerospace & Defense 0.4%
European Aeronautic Defence and Space Co. NV	7,800	417,306

Auto Components 0.9%
Cie Generale des Etablissements Michelin	7,300	652,736
Valeo SA	2,600	163,148

		815,884

Commercial Banks 1.8%
BNP Paribas SA	15,500	848,549
Societe Generale SA	26,400	908,569

		1,757,118

Insurance 1.3%
AXA SA	60,800	1,198,533

Oil, Gas & Consumable Fuels 1.3%
Total SA	25,400	1,240,617

Software 0.3%
UBISOFT Entertainment*	18,200	238,308

		5,667,766

GERMANY 4.6%
Auto Components 0.4%
Continental AG	2,800	373,266

Chemicals 1.0%
BASF SE	10,200	909,775

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Insurance 3.0%
Allianz SE	8,081	$1,179,513
Hannover Rueckversicherung SE	12,000	862,886
Muenchener Rueckversicherungs AG REG	4,200	771,594

		2,813,993

Software 0.2%
SAP AG	2,900	211,767

		4,308,801

HONG KONG 2.1%
Hotels, Restaurants & Leisure 0.6%
Galaxy Entertainment Group Ltd.*	108,700	528,003

Real Estate Management & Development 1.5%
Cheung Kong Holdings Ltd.	37,000	498,924
China Overseas Land & Investment Ltd.	150,000	390,518
Wharf Holdings Ltd.	72,000	600,942

		1,490,384

		2,018,387

INDIA 1.0%
Automobiles 0.7%
Tata Motors Ltd., ADR	30,800	721,952

Commercial Banks 0.1%
State Bank of India, GDR Reg. S	1,550	103,384

Metals & Mining 0.2%
Sterlite Industries India Ltd., ADR	26,900	157,096

		982,432

INDONESIA 0.9%
Commercial Banks 0.3%
Bank Rakyat Indonesia Persero Tbk PT	370,500	287,656

Construction Materials 0.2%
Semen Gresik Persero Tbk PT	124,000	212,969

Diversified Telecommunication Services 0.4%
Telekomunikasi Indonesia Persero Tbk PT	343,500	382,542

		883,167

IRELAND 1.9%
Containers & Packaging 0.6%
Smurfit Kappa Group PLC	32,854	541,772

Hotels, Restaurants & Leisure 0.2%
Paddy Power PLC	2,300	198,489

Pharmaceuticals 1.1%
Shire PLC	34,600	1,096,481

		1,836,742

ISLE OF MAN 0.3%
Software 0.3%
Playtech PLC	30,400	277,975

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ITALY 1.9%
Insurance 0.4%
Assicurazioni Generali SpA	22,200	$388,049

Oil, Gas & Consumable Fuels 1.5%
Eni SpA	70,700	1,451,045

		1,839,094

JAPAN 16.8%
Auto Components 1.0%
Bridgestone Corp.	26,400	900,246

Automobiles 0.3%
Honda Motor Co., Ltd.	7,600	282,336

Building Products 0.3%
Asahi Glass Co., Ltd.	38,000	246,308

Chemicals 0.8%
Asahi Kasei Corp.	113,000	745,589

Commercial Banks 3.1%
Iyo Bank Ltd. (The)	17,000	162,480
Joyo Bank Ltd. (The)	75,000	409,609
Mitsubishi UFJ Financial Group, Inc.	73,600	454,545
North Pacific Bank Ltd.	122,300	449,611
San-In Godo Bank Ltd. (The)	24,000	177,767
Sumitomo Mitsui Financial Group, Inc.	26,700	1,222,141

		2,876,153

Construction Materials 0.2%
Sumitomo Osaka Cement Co. Ltd.	74,000	235,411

Diversified Financial Services 0.7%
Century Tokyo Leasing Corp.	15,100	392,836
ORIX Corp.	21,900	298,863

		691,699

Electrical Equipment 0.4%
Mitsubishi Electric Corp.	36,000	336,388

Electronic Equipment, Instruments & Components 0.3%
Hitachi Ltd.	37,000	237,078

Food & Staples Retailing 0.3%
Cocokara fine, Inc.	7,500	237,989

Household Durables 0.3%
JVC Kenwood Corp.	49,900	117,704
Misawa Homes Co. Ltd.	11,400	211,659

		329,363

Industrial Conglomerates 0.4%
Toshiba Corp.	74,000	354,725

Information Technology Services 0.4%
Otsuka Corp.	3,700	412,660

Machinery 0.6%
Aida Engineering Ltd.	15,600	119,062
Komatsu Ltd.	11,500	264,867
NTN Corp.	73,000	224,811

		608,740

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Media 0.2%
Daiichikosho Co., Ltd.	7,800	$213,704

Metals & Mining 0.8%
Kobe Steel Ltd.*	421,000	520,640
Mitsubishi Materials Corp.	75,000	264,044

		784,684

Office Electronics 0.3%
Canon, Inc.	7,600	249,077

Pharmaceuticals 0.5%
Otsuka Holdings Co., Ltd.	15,000	495,284

Real Estate Management & Development 1.5%
Daito Trust Construction Co., Ltd.	7,700	725,492
Daiwa House Industry Co., Ltd.	36,000	670,573

		1,396,065

Road & Rail 2.2%
Central Japan Railway Co.	3,700	450,956
East Japan Railway Co.	14,900	1,159,705
West Japan Railway Co.	11,300	479,236

		2,089,897

Trading Companies & Distributors 2.2%
ITOCHU Corp.	83,100	960,959
Marubeni Corp.	110,000	735,169
Mitsui & Co., Ltd.	27,000	338,586

		2,034,714

		15,758,110

MALAYSIA 0.4%
Electric Utilities 0.2%
Tenaga Nasional Bhd	80,600	211,489

Real Estate Investment Trusts (REITs) 0.1%
KLCC Property Holdings Bhd	60,000	129,134

Thrifts & Mortgage Finance 0.1%
Malaysia Building Society	65,800	63,869

		404,492

MEXICO 1.2%
Household Products 0.6%
Kimberly-Clark de Mexico SAB de CV, Class A	177,300	572,918

Metals & Mining 0.3%
Grupo Mexico SAB de CV Series B	105,300	304,585

Wireless Telecommunication Services 0.3%
America Movil SAB de CV Series L, ADR	11,500	250,125

		1,127,628

NETHERLANDS 0.8%
Industrial Conglomerates 0.5%
Koninklijke Philips NV	17,800	485,247

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Insurance 0.3%
Aegon NV	36,600	$245,552

		730,799

NORWAY 1.6%
Commercial Banks 0.7%
DNB ASA	43,100	625,237

Food Products 0.3%
Marine Harvest ASA	268,800	273,237

Oil, Gas & Consumable Fuels 0.6%
Statoil ASA	30,900	638,334

		1,536,808

POLAND 0.3%
Oil, Gas & Consumable Fuels 0.3%
Polskie Gornictwo Naftowe i Gazownictwo SA*	155,723	272,050

RUSSIA 1.6%
Commercial Banks 0.6%
Sberbank of Russia (a)	160,200	456,764
VTB Bank OJSC, GDR Reg. S	50,300	142,215

		598,979

Oil, Gas & Consumable Fuels 1.0%
Gazprom OAO, ADR	39,300	258,072
Lukoil OAO, ADR	10,800	618,930

		877,002

		1,475,981

SINGAPORE 0.7%
Diversified Financial Services 0.2%
Singapore Exchange Ltd.	37,000	204,514

Industrial Conglomerates 0.4%
Keppel Corp., Ltd.	37,500	306,725

Real Estate Management & Development 0.1%
Wing Tai Holdings Ltd.	72,000	116,069

		627,308

SOUTH AFRICA 1.6%
Diversified Financial Services 0.7%
FirstRand Ltd.	223,500	654,002

Food Products 0.3%
AVI Ltd.	40,600	244,547

Health Care Providers & Services 0.2%
Life Healthcare Group Holdings Ltd.	51,900	196,849

Multiline Retail 0.3%
Woolworths Holdings Ltd.	40,000	260,727

Wireless Telecommunication Services 0.1%
Vodacom Group Ltd.	12,600	133,712

		1,489,837

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA 3.6%
Automobiles 0.8%
Hyundai Motor Co.	2,200	$431,487
Kia Motors Corp.	5,200	280,812

		712,299

Electronic Equipment, Instruments & Components 0.1%
LG Display Co., Ltd.*	4,080	97,348

Semiconductors & Semiconductor Equipment 1.7%
Samsung Electronics Co., Ltd.	1,400	1,636,354

Wireless Telecommunication Services 1.0%
SK Telecom Co. Ltd.	5,300	974,699

		3,420,700

SPAIN 2.6%
Construction & Engineering 0.4%
ACS Actividades de Construccion y Servicios SA	13,316	352,264

Electric Utilities 0.6%
Red Electrica Corp. SA	10,500	577,367

Gas Utilities 1.6%
Enagas SA	37,900	936,740
Gas Natural SDG SA	29,800	600,397

		1,537,137

		2,466,768

SWEDEN 2.0%
Commercial Banks 0.8%
Skandinaviska Enskilda Banken AB, Class A	27,100	258,724
Swedbank AB, Class A	22,500	515,352

		774,076

Machinery 1.2%
Atlas Copco AB, Class A	39,700	956,843
Sandvik AB	14,800	176,761

		1,133,604

		1,907,680

SWITZERLAND 4.7%
Capital Markets 0.4%
GAM Holding AG*	5,500	84,218
Partners Group Holding AG	1,000	270,679

		354,897

Food Products 2.4%
Nestle SA REG	33,600	2,204,845

Pharmaceuticals 1.9%
Roche Holding AG	7,400	1,836,660

		4,396,402

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN 1.1%
Semiconductors & Semiconductor Equipment 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	295,000	$1,067,928

THAILAND 0.9%
Commercial Banks 0.2%
Kasikornbank PCL	31,000	189,263

Food & Staples Retailing 0.7%
CP ALL PCL	508,700	637,252

		826,515

TURKEY 0.5%
Commercial Banks 0.5%
Turkiye Halk Bankasi AS	34,800	294,860
Turkiye Vakiflar Bankasi Tao, Class D	47,600	118,527
Yapi ve Kredi Bankasi AS	41,900	95,255

		508,642

UNITED KINGDOM 15.0%
Beverages 0.5%
Diageo PLC	17,600	504,703

Capital Markets 0.5%
3i Group PLC	23,348	119,885
Aberdeen Asset Management PLC	67,400	392,244

		512,129

Chemicals 0.3%
Croda International PLC	7,400	279,055

Commercial Banks 2.2%
Barclays PLC	255,500	1,088,109
HSBC Holdings PLC	83,400	863,369

		1,951,478

Consumer Finance 0.2%
Provident Financial PLC	9,100	206,020

Diversified Telecommunication Services 0.2%
BT Group PLC	30,724	144,242

Energy Equipment & Services 0.5%
Petrofac Ltd.	24,500	445,981

Food & Staples Retailing 0.4%
J Sainsbury PLC	70,300	379,961

Food Products 0.5%
Unilever PLC	12,200	493,883

Hotels, Restaurants & Leisure 0.2%
Tui Travel PLC	30,300	164,280

Household Products 0.6%
Reckitt Benckiser Group PLC	8,200	580,040

Media 1.6%
British Sky Broadcasting Group PLC	98,500	1,186,624
ITV PLC	156,500	333,667

		1,520,291

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Metals & Mining 0.1%
Rio Tinto PLC	2,300	$93,539

Multiline Retail 1.0%
Next PLC	13,000	900,513

Multi-Utilities 0.7%
Centrica PLC	118,200	646,520

Oil, Gas & Consumable Fuels 0.7%
BP PLC	97,200	674,563

Pharmaceuticals 1.9%
GlaxoSmithKline PLC	73,500	1,837,223

Semiconductors & Semiconductor Equipment 0.4%
ARM Holdings PLC	31,100	376,219

Software 0.1%
Micro Focus International PLC	9,000	97,000

Specialty Retail 0.2%
WH Smith PLC	17,600	192,206

Tobacco 1.9%
British American Tobacco PLC	34,500	1,769,491

Wireless Telecommunication Services 0.3%
Vodafone Group PLC	93,100	266,795

		14,036,132

Total Common Stocks (cost $92,172,950)		90,899,008

Preferred Stocks 0.9%
BRAZIL 0.3%
Independent Power Producers & Energy Traders 0.2%
AES Tiete SA — Preference Shares	15,400	144,245

Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA — Preference Shares	23,500	171,140

GERMANY 0.6%
Automobiles 0.6%
Volkswagen AG — Preference Shares	2,500	504,960

Total Preferred Stocks (cost $769,480)		820,345

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Equity Fund (Continued)

Mutual Fund 5.5%

	Shares	Market Value

Money Market Fund 5.5%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (b)	5,147,754	$5,147,754

Total Mutual Fund (cost $5,147,754)		5,147,754

Total Investments (cost $98,090,184) (c) — 102.6%		96,867,107

Liabilities in excess of other assets — (2.6)%		(2,483,588)

NET ASSETS — 100.0%		$94,383,519

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company
AS	Stock Corporation

ASA	Stock Corporation

Bhd	Public Limited Company

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

Reg. S	Regulation S

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT International Equity Fund
Assets:
Investments, at value (cost $98,090,184)	$96,867,107
Foreign currencies, at value (cost $256,200)	252,751
Dividends receivable	234,770
Receivable for investments sold	2,267,548
Receivable for capital shares issued	20,227
Reclaims receivable	169,685
Prepaid expenses	754

Total Assets	99,812,842

Liabilities:
Payable for investments purchased	5,255,017
Payable for capital shares redeemed	12,587
Cash overdraft (Note 2)	30,637
Payable for capital gain country tax	958
Accrued expenses and other payables:
Investment advisory fees	62,573
Fund administration fees	8,365
Distribution fees	5,442
Administrative servicing fees	13,109
Accounting and transfer agent fees	839
Trustee fees	28
Custodian fees	12,132
Compliance program costs (Note 3)	91
Professional fees	17,659
Printing fees	9,649
Other	237

Total Liabilities	5,429,323

Net Assets	$94,383,519

Represented by:
Capital	$99,500,034
Accumulated undistributed net investment income	1,321,376
Accumulated net realized losses from investment and foreign currency transactions	(5,210,849)
Net unrealized appreciation/(depreciation) from investments	(1,223,077)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(3,965)

Net Assets	$94,383,519

Net Assets:
Class I Shares	$18,479,337
Class III Shares	49,785,419
Class VI Shares	26,118,763

Total	$94,383,519

13

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT International Equity Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,000,199
Class III Shares	5,380,953
Class VI Shares	2,838,352

Total	10,219,504

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.24
Class III Shares	$9.25
Class VI Shares	$9.20

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT International Equity Fund
INVESTMENT INCOME:
Dividend income	$1,750,839
Foreign tax withholding	(112,280)

Total Income	1,638,559

EXPENSES:
Investment advisory fees	385,887
Fund administration fees	50,991
Distribution fees Class VI Shares	33,127
Administrative servicing fees Class I Shares	13,406
Administrative servicing fees Class III Shares	39,072
Administrative servicing fees Class VI Shares	19,876
Professional fees	22,186
Printing fees	9,890
Trustee fees	1,927
Custodian fees	7,958
Accounting and transfer agent fees	2,922
Compliance program costs (Note 3)	177
Other	4,917

Total expenses before earnings credit and fees waived	592,336

Earnings credit (Note 5)	(5)
Investment advisory fees waived (Note 3)	(427)

Net Expenses	591,904

NET INVESTMENT INCOME	1,046,655

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	8,273,895
Net realized gains from foreign currency transactions (Note 2)	15,281

Net realized gains from investment and foreign currency transactions	8,289,176

Net change in unrealized appreciation/(depreciation) from investments	(8,612,633)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	8,497

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(8,604,136)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(314,960)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$731,695

†	Net of capital gain country taxes of $18.

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT International Equity Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$1,046,655	$1,053,477
Net realized gains/(losses) from investment and foreign currency transactions	8,289,176	(2,852,643)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(8,604,136)	15,761,246

Change in net assets resulting from operations	731,695	13,962,080

Distributions to Shareholders From:
Net investment income:
Class I	–	(146,678)
Class III	–	(437,739)
Class VI	–	(156,474)
Change in net assets from shareholder distributions	–	(740,891)

Change in net assets from capital transactions	(2,451,337)	(14,399,081)

Change in net assets	(1,719,642)	(1,177,892)

Net Assets:
Beginning of period	96,103,161	97,281,053

End of period	$94,383,519	$96,103,161

Accumulated undistributed net investment income at end of period	$1,321,376	$274,721

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,818,392	$3,102,733
Dividends reinvested	–	146,678
Cost of shares redeemed	(1,813,435)	(4,122,423)

Total Class I Shares	1,004,957	(873,012)

Class III Shares
Proceeds from shares issued	1,452,470	1,552,329
Dividends reinvested	–	437,739
Cost of shares redeemed	(4,664,241)	(12,178,231)

Total Class III Shares	(3,211,771)	(10,188,163)

Class VI Shares
Proceeds from shares issued	1,569,787	2,015,759
Dividends reinvested	–	156,474
Cost of shares redeemed	(1,814,310)	(5,510,139)

Total Class VI Shares	(244,523)	(3,337,906)

Change in net assets from capital transactions	$(2,451,337)	$(14,399,081)

16

Statements of Changes in Net Assets (Continued)

	NVIT International Equity Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	292,867	363,420
Reinvested	–	16,172
Redeemed	(191,603)	(483,063)

Total Class I Shares	101,264	(103,471)

Class III Shares
Issued	153,371	180,075
Reinvested	–	48,209
Redeemed	(489,823)	(1,415,973)

Total Class III Shares	(336,452)	(1,187,689)

Class VI Shares
Issued	165,899	235,928
Reinvested	–	17,290
Redeemed	(192,092)	(641,130)

Total Class VI Shares	(26,193)	(387,912)

Total change in shares	(261,381)	(1,679,072)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Equity Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.17	0.11	(0.04)	0.07	–	–	–	–	–	$9.24	0.76%	$18,479,337	1.16%	2.25%	1.16%	96.05%
Year Ended December 31, 2012(e)	$8.00	0.10	1.15	1.25	(0.08)	–	–	(0.08)	–	$9.17	15.61%	$17,410,499	1.17%	1.14%	1.17%	25.05%
Year Ended December 31, 2011(e)	$8.97	0.09	(0.95)	(0.86)	(0.11)	–	–	(0.11)	–	$8.00	(9.76)%	$16,018,649	1.18%	1.01%	1.18%	113.73%	(f)
Year Ended December 31, 2010(e)	$8.01	0.11	0.93	1.04	(0.08)	–	–	(0.08)	–	$8.97	13.29%	$9,374,971	1.11%	1.37%	1.11%	81.29%
Year Ended December 31, 2009(e)	$6.25	0.08	1.75	1.83	(0.06)	–	(0.01)	(0.07)	–	$8.01	29.72%	$9,333,669	1.13%	1.17%	1.13%	330.92%
Year Ended December 31, 2008	$14.06	0.14	(6.09)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.25	(46.06)%	$9,856,592	1.23%	1.31%	1.23%	139.07%
Class III Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.18	0.11	(0.04)	0.07	–	–	–	–	–	$9.25	0.76%	$49,785,419	1.16%	2.23%	1.16%	96.05%
Year Ended December 31, 2012(e)	$8.01	0.10	1.15	1.25	(0.08)	–	–	(0.08)	–	$9.18	15.58%	$52,499,287	1.17%	1.16%	1.17%	25.05%
Year Ended December 31, 2011(e)	$8.99	0.11	(0.98)	(0.87)	(0.11)	–	–	(0.11)	–	$8.01	(9.76)%	$55,315,066	1.17%	1.28%	1.17%	113.73%	(f)
Year Ended December 31, 2010(e)	$8.02	0.11	0.94	1.05	(0.08)	–	–	(0.08)	–	$8.99	13.27%	$66,763,599	1.11%	1.36%	1.11%	81.29%
Year Ended December 31, 2009(e)	$6.26	0.07	1.76	1.83	(0.06)	–	(0.01)	(0.07)	–	$8.02	29.67%	$71,006,135	1.13%	0.99%	1.13%	330.92%
Year Ended December 31, 2008	$14.07	0.15	(6.10)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.26	(46.04)%	$40,987,136	1.27%	1.32%	1.27%	139.07%
Class VI Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.14	0.09	(0.03)	0.06	–	–	–	–	–	$9.20	0.66%	$26,118,763	1.41%	2.00%	1.41%	96.05%
Year Ended December 31, 2012(e)	$7.98	0.08	1.13	1.21	(0.05)	–	–	(0.05)	–	$9.14	15.23%	$26,193,375	1.42%	0.89%	1.42%	25.05%
Year Ended December 31, 2011(e)	$8.95	0.09	(0.96)	(0.87)	(0.10)	–	–	(0.10)	–	$7.98	(10.00)%	$25,947,338	1.43%	0.99%	1.43%	113.73%	(f)
Year Ended December 31, 2010(e)	$8.00	0.08	0.94	1.02	(0.07)	–	–	(0.07)	–	$8.95	13.00%	$23,729,621	1.36%	1.00%	1.36%	81.29%
Year Ended December 31, 2009(e)	$6.25	0.03	1.79	1.82	(0.06)	–	(0.01)	(0.07)	–	$8.00	29.45%	$20,086,634	1.34%	0.44%	1.34%	330.92%
Period Ended December 31, 2008(g)	$13.81	0.07	(5.79)	(5.72)	(0.13)	(1.71)	–	(1.84)	–	$6.25	(44.92)%	$3,031,438	1.44%	0.76%	1.44%	139.07%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.
(g)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT International Equity Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$212,380	$417,306	$—	$629,686
Auto Components	185,068	2,089,396	—	2,274,464
Automobiles	721,952	994,635	—	1,716,587
Beverages	986,039	504,703	—	1,490,742
Building Products	—	424,238	—	424,238

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Capital Markets	$—	$867,026	$—	$867,026
Chemicals	—	2,570,666	—	2,570,666
Commercial Banks	1,070,996	11,679,782	—	12,750,778
Communications Equipment	—	530,190	—	530,190
Construction & Engineering	—	352,264	—	352,264
Construction Materials	—	515,989	—	515,989
Consumer Finance	—	206,020	—	206,020
Containers & Packaging	—	541,772	—	541,772
Diversified Consumer Services	82,460	—	—	82,460
Diversified Financial Services	—	1,550,215	—	1,550,215
Diversified Telecommunication Services	—	1,475,403	—	1,475,403
Electric Utilities	—	788,856	—	788,856
Electrical Equipment	—	336,388	—	336,388
Electronic Equipment, Instruments & Components	—	511,646	—	511,646
Energy Equipment & Services	—	445,981	—	445,981
Food & Staples Retailing	282,927	2,439,283	—	2,722,210
Food Products	—	3,318,832	—	3,318,832
Gas Utilities	—	1,537,137	—	1,537,137
Health Care Equipment & Supplies	—	1,091,100	—	1,091,100
Health Care Providers & Services	—	497,289	—	497,289
Hotels, Restaurants & Leisure	—	1,096,165	—	1,096,165
Household Durables	—	329,363	—	329,363
Household Products	572,918	580,040	—	1,152,958
Industrial Conglomerates	—	1,146,697	—	1,146,697
Information Technology Services	—	412,660	—	412,660
Insurance	—	5,069,788	—	5,069,788
Machinery	—	2,070,431	—	2,070,431
Media	—	1,733,995	—	1,733,995
Metals & Mining	660,445	2,478,208	—	3,138,653
Multiline Retail	—	1,161,240	—	1,161,240
Multi-Utilities	—	646,520	—	646,520
Office Electronics	—	249,077	—	249,077
Oil, Gas & Consumable Fuels	2,149,077	5,612,314	—	7,761,391
Paper & Forest Products	312,231	—	—	312,231
Pharmaceuticals	—	7,022,374	—	7,022,374
Real Estate Investment Trusts (REITs)	—	321,161	—	321,161
Real Estate Management & Development	—	3,106,283	—	3,106,283
Road & Rail	1,080,764	2,089,897	—	3,170,661
Semiconductors & Semiconductor Equipment	—	3,080,501	—	3,080,501
Software	248,170	825,050	—	1,073,220
Specialty Retail	—	192,206	—	192,206
Thrifts & Mortgage Finance	274,561	63,869	—	338,430
Tobacco	—	1,769,491	—	1,769,491
Trading Companies & Distributors	—	2,034,714	—	2,034,714
Water Utilities	119,881	—	—	119,881
Wireless Telecommunication Services	1,785,772	1,375,206	—	3,160,978
Total Common Stocks	$10,745,641	$80,153,367	$—	$90,899,008

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Mutual Fund	$5,147,754	$—	$—	$5,147,754
Preferred Stocks
Automobiles	—	504,960	—	504,960
Independent Power Producers & Energy Traders	144,245	—	—	144,245
Oil, Gas & Consumable Fuels	171,140	—	—	171,140
Total Preferred Stocks	$315,385	$504,960	$—	$820,345
Total	$16,208,780	$80,658,327	$—	$96,867,107

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Cash Overdraft

As of June 30, 2013, the Fund had an overdrawn balance of $732,936 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Effective June 17, 2013, NFA has selected Lazard Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Prior to June 17, 2013, Invesco Advisers, Inc. was the subadviser for the Fund.

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.80%
$500 million up to 2 billion	0.75%
$2 billion and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $427, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $50,991 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $177.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class VI shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class III, and Class VI shares of the Fund.

For the six months ended June 30, 2013, NFS received $72,354 in administrative services fees from the Fund.

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $1,499 and $3,876, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $89,981,156 and sales of $85,798,263 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $1,006 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$98,214,368	$3,307,295	$(4,654,556)	$(1,347,261)

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

26

Supplemental Information

June, 30 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

27

Supplemental Information (Continued)

June, 30 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s Class III shares had achieved a level of total return performance above the median of the Fund’s peers for the three-year period ended September 30, 2012, with performance at a favorable 28th percentile relative performance ranking and that the Fund had a four-star Morningstar rating. The Trustees also considered that, while the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were above the Fund’s respective expense group medians, the Fund’s total expense ratio (excluding

28

Supplemental Information (Continued)

June, 30 2013 (Unaudited)

12b-1/non-12b-1 fees) was in fact less than one basis point above the expense group’s total expense ratio (excluding 12b-1/non-12b-1 fees) median, and the Fund’s actual advisory fee was 2.5 basis points above the expense group’s actual advisory fee median.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

29

Supplemental Information (Continued)

June, 30 2013 (Unaudited)

At the June 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT International Equity Fund (the “Fund”), an investment subadvisory agreement with Lazard Asset Management, LLC (“Lazard”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to Lazard in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees took into account information as to Lazard’s account management style, investment philosophy and process, past performance, and Lazard’s personnel that would be serving the Fund. In evaluating the Subadvisory Agreement, the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, the structure of the sub-advisory fees, and the fact that NFA pays Lazard out of its advisory fees. The Trustees considered information provided by NFA as to Lazard’s favorable investment performance in comparable strategies in recent periods. They also considered that NFA planned to share with the Fund a portion of any savings due to the anticipated reduction in the Fund’s subadvisory fees due to the appointment of Lazard.

After extensive discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by Lazard were consistent with the terms of the Subadvisory Agreement;

—	The prospects for satisfactory investment performance were reasonable;

—	The fees to be paid by the Fund to Lazard appeared to be fair and reasonable in light of the information provided; and

—	Profitability should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

A discussion of the Board’s considerations in approving the Fund’s investment advisory agreement with NFA is included above.

30

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

31

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

32

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

33

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

34

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

35

NVIT International Index Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

26	Statement of Assets and Liabilities

28	Statement of Operations

29	Statements of Changes in Net Assets

31	Financial Highlights

32	Notes to Financial Statements

45	Supplemental Information

48	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-INTX (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may

not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT International Index Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class II Shares	Actual	1,000.00	1,032.30	3.58	0.71
	Hypothetical[b]	1,000.00	1,021.27	3.56	0.71
Class VI Shares	Actual	1,000.00	1,032.30	3.58	0.71
	Hypothetical[b]	1,000.00	1,021.27	3.56	0.71
Class VIII Shares	Actual	1,000.00	1,029.90	4.33	0.86
	Hypothetical[b]	1,000.00	1,020.53	4.31	0.86
Class Y Shares	Actual	1,000.00	1,033.40	1.56	0.31
	Hypothetical[b]	1,000.00	1,023.26	1.56	0.31

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT International Index Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	96.3%
Repurchase Agreements	3.9%
Preferred Stocks	0.6%
Mutual Fund	0.2%
Rights††	0.0%
Liabilities in excess of other assets	(1.0%)

100.0%

Top Industries †††
Commercial Banks	12.3%
Pharmaceuticals	8.2%
Oil, Gas & Consumable Fuels	5.9%
Insurance	4.8%
Food Products	4.1%
Automobiles	4.0%
Chemicals	3.5%
Metals & Mining	3.2%
Diversified Telecommunication Services	2.8%
Machinery	2.7%
Other Industries*	48.5%

100.0%

Top Holdings †††
Nestle SA	1.8%
HSBC Holdings PLC	1.6%
Roche Holding AG	1.5%
Toyota Motor Corp.	1.4%
Novartis AG	1.4%
Vodafone Group PLC	1.2%
BP PLC	1.1%
Sanofi	1.1%
GlaxoSmithKline PLC	1.0%
Royal Dutch Shell PLC	1.0%
Other Holdings*	86.9%

100.0%

Top Countries †††
Japan	21.6%
United Kingdom	18.2%
Switzerland	9.3%
France	8.9%
Germany	8.2%
Australia	7.6%
Netherlands	4.3%
Sweden	3.0%
Hong Kong	2.8%
Spain	2.7%
Other Countries*	13.4%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks 96.3%

	Shares	Market Value

AUSTRALIA 7.7%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	82,712	$400,316

Airlines 0.0%†
Qantas Airways Ltd.*	158,600	194,806

Beverages 0.1%
Coca-Cola Amatil Ltd.	73,625	853,024
Treasury Wine Estates Ltd.	83,457	443,468

		1,296,492

Biotechnology 0.2%
CSL Ltd.	63,519	3,568,277

Capital Markets 0.1%
Macquarie Group Ltd.	39,106	1,491,538

Chemicals 0.1%
Incitec Pivot Ltd.	217,904	567,346
Orica Ltd.	46,983	885,652

		1,452,998

Commercial Banks 2.8%
Australia & New Zealand Banking Group Ltd.	352,595	9,153,141
Bendigo and Adelaide Bank Ltd. (a)	51,885	475,775
Commonwealth Bank of Australia	207,013	13,030,660
National Australia Bank Ltd.	301,028	8,142,797
Westpac Banking Corp.	398,830	10,471,236

		41,273,609

Commercial Services & Supplies 0.1%
Brambles Ltd.	197,130	1,679,176

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	20,796	291,434

Construction Materials 0.0%†
Boral Ltd. (a)	101,630	388,871

Containers & Packaging 0.1%
Amcor Ltd.	150,318	1,389,226

Diversified Financial Services 0.1%
ASX Ltd.	26,132	788,030

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	562,975	2,447,519

Electric Utilities 0.0%†
SP AusNet	218,957	234,913

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	27,986	495,779

Food & Staples Retailing 0.7%
Metcash Ltd. (a)	117,854	378,076
Wesfarmers Ltd.	128,223	4,639,891
Woolworths Ltd.	159,293	4,771,885

		9,789,852

Gas Utilities 0.0%†
APA Group	108,606	595,156

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Health Care Equipment & Supplies 0.0%†
Cochlear Ltd. (a)	6,625	$371,821

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	16,171	528,559
Sonic Healthcare Ltd.	48,528	659,266

		1,187,825

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.	49,367	544,217
Echo Entertainment Group Ltd.	99,549	279,035
Flight Centre Ltd. (a)	6,547	234,433
Tabcorp Holdings Ltd.	80,488	224,154
Tatts Group Ltd.	185,504	535,861

		1,817,700

Information Technology Services 0.0%†
Computershare Ltd. (a)	63,352	593,990

Insurance 0.5%
AMP Ltd.	378,829	1,465,086
Insurance Australia Group Ltd.	259,194	1,286,561
QBE Insurance Group Ltd. (a)	154,709	2,142,024
Suncorp Group Ltd.	166,001	1,802,952

		6,696,623

Metals & Mining 1.1%
Alumina Ltd.* (a)	341,642	304,052
BHP Billiton Ltd.	412,923	11,885,089
Fortescue Metals Group Ltd. (a)	202,077	556,286
Iluka Resources Ltd. (a)	53,872	485,500
Newcrest Mining Ltd.	98,276	907,205
Rio Tinto Ltd.	56,330	2,699,634

		16,837,766

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	78,522	182,232

Multi-Utilities 0.1%
AGL Energy Ltd.	69,940	925,453

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	17,460	287,186
Origin Energy Ltd.	138,311	1,584,958
Santos Ltd.	124,262	1,415,104
Whitehaven Coal Ltd. (a)	64,281	135,246
Woodside Petroleum Ltd.	85,204	2,713,568

		6,136,062

Professional Services 0.1%
ALS Ltd. (a)	46,695	406,495
Seek Ltd.	41,932	347,103

		753,598

Real Estate Investment Trusts (REITs) 0.6%
BGP Holdings PLC* (b)	848,508	0
CFS Retail Property Trust Group (a)	267,337	487,401
Dexus Property Group	648,654	632,567
Federation Centres Ltd.	187,115	405,538

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Real Estate Investment Trusts (REITs) (continued)
Goodman Group	229,162	$1,018,848
GPT Group	228,968	803,980
Mirvac Group	457,447	669,702
Stockland	278,261	885,389
Westfield Group	269,747	2,825,231
Westfield Retail Trust	401,435	1,135,294

		8,863,950

Real Estate Management & Development 0.0%†
Lend Lease Group	67,868	517,443

Road & Rail 0.1%
Asciano Ltd.	122,622	560,841
Aurizon Holdings Ltd.	262,438	996,878

		1,557,719

Transportation Infrastructure 0.1%
Sydney Airport	20,746	64,014
Transurban Group	181,806	1,122,750

		1,186,764

		115,406,938

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG	30,613	815,952
Raiffeisen Bank International AG* (a)	7,039	204,932

		1,020,884

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	22,010	139,285

Electric Utilities 0.0%†
Verbund AG (a)	9,942	188,565

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,833	224,200

Machinery 0.1%
Andritz AG	9,813	503,481

Metals & Mining 0.0%†
Voestalpine AG	13,293	470,085

Oil, Gas & Consumable Fuels 0.1%
OMV AG	18,457	832,616

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG* (b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	127,873	477,157

		3,856,273

BELGIUM 1.1%
Beverages 0.6%
Anheuser-Busch InBev NV	103,045	9,277,473

Common Stocks (continued)

	Shares	Market Value

BELGIUM (continued)
Chemicals 0.1%
Solvay SA	7,614	$996,971
Umicore SA	13,889	576,738

		1,573,709

Commercial Banks 0.1%
KBC Groep NV	28,447	1,060,487

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,901	821,051

Diversified Telecommunication Services 0.0%†
Belgacom SA (a)	21,284	476,551

Food & Staples Retailing 0.1%
Colruyt SA	8,984	472,729
Delhaize Group SA	12,989	803,011

		1,275,740

Insurance 0.1%
Ageas	30,374	1,065,775

Media 0.0%†
Telenet Group Holding NV	6,005	275,607

Pharmaceuticals 0.0%†
UCB SA	13,832	742,513

		16,568,906

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	48,379	1,948,531

CHINA 0.1%
Communications Equipment 0.1%
AAC Technologies Holdings, Inc.	96,000	538,606

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	269,200	175,702

		714,308

DENMARK 1.1%
Beverages 0.1%
Carlsberg A/S, Class B	13,949	1,247,266

Biotechnology 0.1%
Novozymes A/S, Class B	29,266	937,396

Commercial Banks 0.1%
Danske Bank A/S*	81,836	1,396,036

Diversified Telecommunication Services 0.1%
TDC A/S	96,196	779,627

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	13,911	778,933
William Demant Holding A/S*	3,371	278,518

		1,057,451

Insurance 0.0%†
Tryg A/S	3,315	273,110

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Marine 0.1%
AP Moeller — Maersk A/S, Class A	77	$518,437
AP Moeller — Maersk A/S, Class B	170	1,216,114

		1,734,551

Pharmaceuticals 0.5%
Novo Nordisk A/S, Class B	52,214	8,117,316

Road & Rail 0.0%†
DSV A/S	25,282	615,872

		16,158,625

FINLAND 0.8%
Auto Components 0.1%
Nokian Renkaat OYJ	15,465	629,291

Communications Equipment 0.1%
Nokia OYJ* (a)	475,148	1,771,323

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	18,544	272,491

Diversified Telecommunication Services 0.0%†
Elisa OYJ	16,090	314,172

Electric Utilities 0.1%
Fortum OYJ	56,987	1,067,557

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	8,697	241,594

Insurance 0.2%
Sampo OYJ, Class A	54,158	2,108,905

Machinery 0.2%
Kone OYJ, Class B	20,459	1,622,797
Metso OYJ	16,080	544,676
Wartsila OYJ Abp	22,942	996,717

		3,164,190

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ (a)	17,530	255,805

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	73,781	494,057
UPM-Kymmene OYJ (a)	63,912	626,398

		1,120,455

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,412	314,271

		11,260,054

FRANCE 8.9%
Aerospace & Defense 0.5%
European Aeronautic Defence and Space Co. NV	74,838	4,003,891
Safran SA	32,265	1,684,440
Thales SA	10,930	510,037
Zodiac Aerospace	4,525	599,164

		6,797,532

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Auto Components 0.1%
Cie Generale des Etablissements Michelin	23,529	$2,103,868

Automobiles 0.1%
Renault SA	25,202	1,697,545

Beverages 0.2%
Pernod-Ricard SA	27,437	3,045,343
Remy Cointreau SA (a)	3,497	371,069

		3,416,412

Building Products 0.1%
Compagnie de Saint-Gobain	50,491	2,045,920

Chemicals 0.4%
Air Liquide SA	39,757	4,909,987
Arkema SA	8,440	773,656

		5,683,643

Commercial Banks 0.8%
BNP Paribas SA	127,532	6,981,749
Credit Agricole SA*	129,050	1,110,712
Natixis	124,214	521,541
Societe Generale SA	90,778	3,124,171

		11,738,173

Commercial Services & Supplies 0.1%
Edenred	26,323	806,003
Societe BIC SA	4,055	406,793

		1,212,796

Construction & Engineering 0.2%
Bouygues SA	23,895	608,889
Vinci SA	59,597	2,989,420

		3,598,309

Construction Materials 0.1%
Imerys SA	4,669	286,674
Lafarge SA (a)	24,518	1,505,481

		1,792,155

Diversified Financial Services 0.0%†
Eurazeo	4,131	221,512
Wendel SA	4,287	442,118

		663,630

Diversified Telecommunication Services 0.4%
France Telecom SA	239,696	2,269,779
Iliad SA (a)	3,040	656,785
Vivendi SA	152,698	2,893,875

		5,820,439

Electric Utilities 0.0%†
Electricite de France SA	28,835	669,162

Electrical Equipment 0.5%
Alstom SA* (a)	28,350	929,987
Legrand SA	32,399	1,502,188

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Electrical Equipment (continued)
Schneider Electric SA	68,012	$4,939,489

		7,371,664

Energy Equipment & Services 0.1%
CGG*	21,116	467,868
Technip SA	13,042	1,325,488

		1,793,356

Food & Staples Retailing 0.2%
Carrefour SA	77,930	2,140,478
Casino Guichard Perrachon SA	7,141	669,155

		2,809,633

Food Products 0.4%
Danone SA	73,246	5,513,110

Health Care Equipment & Supplies 0.2%
Essilor International SA	26,167	2,787,778

Hotels, Restaurants & Leisure 0.1%
Accor SA	19,742	693,946
Sodexo	12,073	1,005,748

		1,699,694

Information Technology Services 0.1%
AtoS	7,263	539,773
Cap Gemini SA	18,361	891,644

		1,431,417

Insurance 0.4%
AXA SA	228,575	4,505,834
CNP Assurances	20,196	289,975
SCOR SE	20,028	614,708

		5,410,517

Machinery 0.0%†
Vallourec SA	14,173	719,230

Media 0.2%
Eutelsat Communications SA	17,771	504,182
JCDecaux SA(a)	9,562	260,278
Lagardere SCA	14,552	406,027
Publicis Groupe SA	23,078	1,643,596

		2,814,083

Multi-Utilities 0.3%
GDF Suez	171,476	3,363,475
Suez Environnement Co.	38,052	491,803
Veolia Environnement SA	44,671	510,017

		4,365,295

Oil, Gas & Consumable Fuels 0.9%
Total SA (a)	273,743	13,370,485

Personal Products 0.3%
L’Oreal SA	30,999	5,095,755

Pharmaceuticals 1.1%
Sanofi	153,255	15,843,594

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Professional Services 0.0%†
Bureau Veritas SA	27,908	$722,688

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions REG	4,212	315,691
Gecina SA	2,989	330,357
ICADE	3,272	269,900
Klepierre	12,723	501,406
Unibail-Rodamco SE	12,219	2,845,870

		4,263,224

Software 0.1%
Dassault Systemes SA	7,885	963,761

Textiles, Apparel & Luxury Goods 0.6%
Christian Dior SA	7,049	1,138,790
Kering	9,771	1,988,274
LVMH Moet Hennessy Louis Vuitton SA	32,396	5,259,635

		8,386,699

Trading Companies & Distributors 0.0%†
Rexel SA	18,742	422,272

Transportation Infrastructure 0.1%
Aeroports de Paris (a)	3,808	370,176
Groupe Eurotunnel SA REG	73,002	555,105

		925,281

		133,949,120

GERMANY 7.7%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	116,665	2,895,397

Airlines 0.0%†
Deutsche Lufthansa AG REG*	28,255	572,373

Auto Components 0.1%
Continental AG	14,189	1,891,523

Automobiles 0.8%
Bayerische Motoren Werke AG	42,800	3,735,424
Daimler AG REG	123,508	7,456,043
Volkswagen AG	3,586	697,209

		11,888,676

Capital Markets 0.4%
Deutsche Bank AG REG	130,172	5,458,483

Chemicals 1.1%
BASF SE	117,918	10,517,529
K+S AG REG	21,937	810,729
Lanxess AG	10,291	619,747
Linde AG	23,549	4,388,297

		16,336,302

Commercial Banks 0.1%
Commerzbank AG*	124,916	1,085,176

Construction & Engineering 0.0%†
Hochtief AG	3,901	254,123

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Construction Materials 0.1%
HeidelbergCement AG	18,258	$1,223,303

Diversified Financial Services 0.1%
Deutsche Boerse AG	25,462	1,674,338

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	356,859	4,157,606
Telefonica Deutschland Holding AG	36,826	266,434

		4,424,040

Food & Staples Retailing 0.0%†
Metro AG	15,894	502,218

Food Products 0.0%†
Suedzucker AG	10,747	332,720

Health Care Providers & Services 0.3%
Celesio AG	8,757	190,095
Fresenius Medical Care AG & Co. KGaA (a)	27,863	1,974,964
Fresenius SE & Co. KGaA	15,862	1,952,307

		4,117,366

Household Products 0.1%
Henkel AG & Co. KGaA	16,893	1,323,060

Industrial Conglomerates 0.7%
Siemens AG REG	101,773	10,305,897

Insurance 0.9%
Allianz SE REG	58,428	8,528,230
Hannover Rueckversicherung SE REG	7,553	543,115
Muenchener Rueckversicherungs AG REG	22,787	4,186,263

		13,257,608

Internet Software & Services 0.0%†
United Internet AG REG	12,941	364,808

Machinery 0.1%
GEA Group AG	23,472	831,079
MAN SE (a)	4,476	487,975

		1,319,054

Media 0.1%
Axel Springer AG (a)	5,166	219,837
Kabel Deutschland Holding AG	11,374	1,248,881

		1,468,718

Metals & Mining 0.0%†
ThyssenKrupp AG*	48,881	958,180

Multi-Utilities 0.4%
E.ON SE	232,792	3,815,151
RWE AG	63,265	2,016,764

		5,831,915

Personal Products 0.1%
Beiersdorf AG	13,024	1,134,508

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Pharmaceuticals 0.8%
Bayer AG REG	106,171	$11,304,096
Merck KGaA	8,404	1,278,079

		12,582,175

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	139,430	1,167,157

Software 0.6%
SAP AG	118,136	8,626,652

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	27,046	2,923,642
Hugo Boss AG	4,131	454,242

		3,377,884

Trading Companies & Distributors 0.1%
Brenntag AG	6,625	1,006,951

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,156	311,566

		115,692,171

GREECE 0.0%†
Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA*	32,283	252,498

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	33,342	279,023

		531,521

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	186,297	806,978

HONG KONG 2.8%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	158,000	274,944

Commercial Banks 0.2%
Bank of East Asia Ltd.	153,140	548,139
BOC Hong Kong Holdings Ltd.	486,000	1,486,716
Hang Seng Bank Ltd.	100,700	1,482,970

		3,517,825

Diversified Financial Services 0.2%
First Pacific Co., Ltd. (a)	238,000	254,420
Hong Kong Exchanges and Clearing Ltd. (a)	141,200	2,120,737

		2,375,157

Diversified Telecommunication Services 0.0%†
HKT Trust/HKT Ltd.	279,000	266,716
PCCW Ltd.	560,000	261,357

		528,073

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	81,000	$539,732
CLP Holdings Ltd.	227,000	1,835,029
Power Assets Holdings Ltd.	176,000	1,515,008

		3,889,769

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	737,422	1,799,352

Hotels, Restaurants & Leisure 0.3%
Galaxy Entertainment Group Ltd.*	278,000	1,350,367
Sands China Ltd.	301,900	1,410,799
Shangri-La Asia Ltd.	204,833	352,120
SJM Holdings Ltd.	233,000	565,448

		3,678,734

Industrial Conglomerates 0.2%
Hopewell Holdings Ltd.	76,011	252,276
Hutchison Whampoa Ltd.	276,000	2,887,584
NWS Holdings Ltd.	186,500	285,922

		3,425,782

Insurance 0.4%
AIA Group Ltd.	1,540,400	6,489,707

Marine 0.0%†
Orient Overseas International Ltd.(a)	29,500	188,965

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	295,500	1,450,219

Real Estate Management & Development 0.8%
Cheung Kong Holdings Ltd.	178,000	2,400,228
Hang Lung Properties Ltd.	288,000	997,582
Henderson Land Development Co., Ltd.	128,700	764,334
Hysan Development Co., Ltd.	80,000	345,371
Kerry Properties Ltd.	77,500	302,129
New World Development Co., Ltd.	488,195	670,575
Sino Land Co., Ltd.	369,000	515,926
Sun Hung Kai Properties Ltd.	203,000	2,606,935
Swire Pacific Ltd., Class A	87,500	1,054,225
Swire Properties Ltd.	152,200	448,085
Wharf Holdings Ltd.	191,500	1,598,339
Wheelock & Co., Ltd.	115,000	573,777

		12,277,506

Road & Rail 0.1%
MTR Corp., Ltd.	175,500	644,931

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd. (a)	33,000	362,266

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd. (a)	745,600	1,016,245
Yue Yuen Industrial Holdings Ltd.	79,000	204,158

		1,220,403

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Trading Companies & Distributors 0.0%†
Noble Group Ltd.	557,945	$424,337

		42,547,970

IRELAND 0.6%
Airlines 0.0%†
Ryanair Holdings PLC	5,422	50,240
Ryanair Holdings PLC, ADR	3,400	175,202

		225,442

Biotechnology 0.1%
Elan Corp. PLC*	61,637	864,958

Commercial Banks 0.0%†
Bank of Ireland*	2,737,469	558,223
Irish Bank Resolution Corp., Ltd.* (b)	62,537	0

		558,223

Construction Materials 0.2%
CRH PLC	92,219	1,865,839
James Hardie Industries PLC, CDI (a)	53,761	461,641

		2,327,480

Food Products 0.1%
Kerry Group PLC, Class A	19,257	1,062,793

Pharmaceuticals 0.1%
Shire PLC	70,209	2,224,938

Professional Services 0.1%
Experian PLC	130,567	2,269,224

		9,533,058

ISRAEL 0.5%
Chemicals 0.1%
Israel Chemicals Ltd.	59,751	586,781
Israel Corp., Ltd. (The)*	346	206,288

		793,069

Commercial Banks 0.1%
Bank Hapoalim BM*	136,070	614,082
Bank Leumi Le-Israel BM*	147,572	487,496
Mizrahi Tefahot Bank Ltd.*	16,479	164,986

		1,266,564

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	263,240	349,985

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	589	152,053

Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd.	108,938	4,263,592

Semiconductors & Semiconductor Equipment 0.0%†
Mellanox Technologies Ltd.*	4,620	229,690

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ISRAEL (continued)
Software 0.0%†
NICE Systems Ltd.	7,152	$262,970

		7,317,923

ITALY 1.8%
Aerospace & Defense 0.0%†
Finmeccanica SpA*	56,661	283,473

Auto Components 0.0%†
Pirelli & C. SpA	33,971	392,710

Automobiles 0.1%
Fiat SpA*	116,632	813,395

Capital Markets 0.0%†
Mediobanca SpA	71,934	374,113

Commercial Banks 0.4%
Banca Monte dei Paschi di Siena SpA* (a)	810,654	205,361
Intesa Sanpaolo SpA	1,496,758	2,395,624
UniCredit SpA	558,645	2,611,603
Unione di Banche Italiane SCPA	119,892	433,571

		5,646,159

Diversified Financial Services 0.0%†
Exor SpA	8,738	258,778

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,300,609	906,528
Telecom Italia SpA — RSP	801,681	446,944

		1,353,472

Electric Utilities 0.2%
Enel SpA (a)	850,881	2,670,039
Terna Rete Elettrica Nazionale SpA (a)	195,176	811,028

		3,481,067

Electrical Equipment 0.0%†
Prysmian SpA	25,044	467,193

Energy Equipment & Services 0.0%†
Saipem SpA	33,722	547,344

Gas Utilities 0.1%
Snam SpA	262,040	1,193,158

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	210,366	436,588

Insurance 0.2%
Assicurazioni Generali SpA	150,943	2,638,437

Machinery 0.1%
Fiat Industrial SpA	111,270	1,238,644

Oil, Gas & Consumable Fuels 0.5%
Eni SpA	325,694	6,684,537

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	21,849	1,105,459

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Transportation Infrastructure 0.0%†
Atlantia SpA (a)	40,005	$652,492

		27,567,019

JAPAN 21.9%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	46,700	983,514

Airlines 0.1%
ANA Holdings, Inc.	147,000	305,663
Japan Airlines Co., Ltd.	7,693	396,041

		701,704

Auto Components 0.7%
Aisin Seiki Co., Ltd.	23,800	908,742
Bridgestone Corp.	84,100	2,867,829
Denso Corp.	62,900	2,957,129
Koito Manufacturing Co., Ltd.	12,000	228,755
NGK Spark Plug Co., Ltd.	25,000	500,372
NHK Spring Co., Ltd.	19,600	226,298
NOK Corp.	10,700	169,645
Stanley Electric Co., Ltd.	16,300	316,677
Sumitomo Rubber Industries Ltd.	24,800	404,838
Toyoda Gosei Co., Ltd.	8,700	212,712
Toyota Boshoku Corp.	9,900	142,349
Toyota Industries Corp.	20,200	824,927
Yokohama Rubber Co., Ltd. (The)	27,000	271,113

		10,031,386

Automobiles 2.6%
Daihatsu Motor Co., Ltd. (a)	27,000	511,400
Fuji Heavy Industries Ltd.	75,000	1,852,068
Honda Motor Co., Ltd.	208,900	7,760,516
Isuzu Motors Ltd.	149,000	1,018,556
Mazda Motor Corp.*	342,900	1,355,634
Mitsubishi Motors Corp.* (a)	538,000	736,412
Nissan Motor Co., Ltd.	321,500	3,222,269
Suzuki Motor Corp.	46,900	1,081,060
Toyota Motor Corp.	353,600	21,328,390
Yamaha Motor Co., Ltd.	38,500	498,651

		39,364,956

Beverages 0.2%
Asahi Group Holdings Ltd.	50,100	1,241,065
Coca-Cola West Co., Ltd. (a)	8,200	145,415
Kirin Holdings Co., Ltd. (a)	110,000	1,723,073

		3,109,553

Building Products 0.2%
Asahi Glass Co., Ltd. (a)	127,000	823,188
Daikin Industries Ltd.	30,100	1,216,636
LIXIL Group Corp.	36,000	876,626
TOTO Ltd.	42,000	427,058

		3,343,508

13

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Capital Markets 0.4%
Daiwa Securities Group, Inc.	215,400	$1,803,958
Nomura Holdings, Inc.	469,500	3,455,881
SBI Holdings, Inc.	26,890	295,628

		5,555,467

Chemicals 0.8%
Air Water, Inc.	17,000	238,982
Asahi Kasei Corp.	160,000	1,055,701
Daicel Corp.	31,000	270,939
Hitachi Chemical Co., Ltd.	14,100	220,734
JSR Corp.	20,900	422,883
Kaneka Corp.	35,000	230,776
Kansai Paint Co., Ltd.	31,000	395,720
Kuraray Co., Ltd.	42,400	594,245
Mitsubishi Chemical Holdings Corp.	166,000	777,993
Mitsubishi Gas Chemical Co., Inc.	56,000	410,569
Mitsui Chemicals, Inc. (a)	95,000	213,854
Nitto Denko Corp.	21,500	1,378,916
Shin-Etsu Chemical Co., Ltd.	53,100	3,514,439
Showa Denko KK	188,000	247,941
Sumitomo Chemical Co., Ltd.	204,000	639,841
Taiyo Nippon Sanso Corp.	27,000	186,192
Teijin Ltd.	101,000	221,239
Toray Industries, Inc.	190,000	1,227,712
Ube Industries Ltd.	142,000	262,710

		12,511,386

Commercial Banks 2.3%
Aozora Bank Ltd.	135,000	421,615
Bank of Kyoto Ltd. (The)	41,000	341,448
Bank of Yokohama Ltd. (The)	152,000	784,115
Chiba Bank Ltd. (The)	98,000	668,646
Chugoku Bank Ltd. (The)	22,000	308,274
Fukuoka Financial Group, Inc.	94,000	399,798
Gunma Bank Ltd. (The)	54,000	298,566
Hachijuni Bank Ltd. (The)	48,000	280,061
Hiroshima Bank Ltd. (The)	62,000	263,895
Hokuhoku Financial Group, Inc.	155,000	316,505
Iyo Bank Ltd. (The)	35,000	334,517
Joyo Bank Ltd. (The)	93,000	507,916
Mitsubishi UFJ Financial Group, Inc.	1,636,067	10,104,137
Mizuho Financial Group, Inc.	2,954,324	6,135,225
Nishi-Nippon City Bank Ltd. (The)	80,000	208,610
Resona Holdings, Inc.	243,900	1,187,841
Seven Bank Ltd. (a)	73,000	264,631
Shinsei Bank Ltd.	225,000	510,941
Shizuoka Bank Ltd. (The)	73,000	787,363
Sumitomo Mitsui Financial Group, Inc.	163,253	7,472,588
Sumitomo Mitsui Trust Holdings, Inc.	396,400	1,849,546
Suruga Bank Ltd.	25,000	453,362
Yamaguchi Financial Group, Inc.	26,000	255,819

		34,155,419

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	69,000	$629,609
Park24 Co., Ltd.	11,800	214,076
Secom Co., Ltd.	27,300	1,484,318
Toppan Printing Co., Ltd.	78,000	541,095

		2,869,098

Computers & Peripherals 0.1%
NEC Corp.	365,000	799,297

Construction & Engineering 0.2%
Chiyoda Corp.	20,000	235,876
JGC Corp.	26,000	936,324
Kajima Corp.	110,000	364,688
Kinden Corp.	19,000	163,502
Obayashi Corp.	79,000	409,623
Shimizu Corp.	83,000	333,657
Taisei Corp.	111,000	400,708

		2,844,378

Construction Materials 0.0%†
Taiheiyo Cement Corp.	142,000	453,150

Consumer Finance 0.1%
Acom Co., Ltd.*	4,440	141,248
AEON Financial Service Co., Ltd.	9,100	257,779
Credit Saison Co., Ltd.	20,900	525,156

		924,183

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,200	326,328

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,900	357,162

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	6,600	666,646
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,400	329,271
ORIX Corp.	142,100	1,939,199

		2,935,116

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	56,464	2,942,954

Electric Utilities 0.4%
Chubu Electric Power Co., Inc.	83,000	1,175,696
Chugoku Electric Power Co., Inc. (The)	37,000	580,168
Hokkaido Electric Power Co., Inc.*	19,800	270,207
Hokuriku Electric Power Co.	25,000	392,284
Kansai Electric Power Co., Inc. (The)*	88,900	1,216,891
Kyushu Electric Power Co., Inc.*	57,000	859,056
Shikoku Electric Power Co., Inc.*	23,100	417,143
Tohoku Electric Power Co., Inc.*	56,200	701,708
Tokyo Electric Power Co., Inc.*	187,300	966,910

		6,580,063

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,000	263,706
Furukawa Electric Co., Ltd.	96,000	222,093

14

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electrical Equipment (continued)
Mabuchi Motor Co., Ltd.	3,100	$165,364
Mitsubishi Electric Corp.	250,000	2,336,027
Nidec Corp. (a)	12,600	881,524
Sumitomo Electric Industries Ltd.	97,600	1,161,835

		5,030,549

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	35,400	197,452
FUJIFILM Holdings Corp.	59,900	1,317,419
Hamamatsu Photonics KK	9,200	332,242
Hirose Electric Co., Ltd.	4,200	553,183
Hitachi High-Technologies Corp.	5,900	142,283
Hitachi Ltd.	622,000	3,985,465
HOYA Corp.	56,000	1,151,820
Ibiden Co., Ltd.	12,500	194,559
Keyence Corp.	6,011	1,915,169
Kyocera Corp.	21,000	2,136,663
Murata Manufacturing Co., Ltd.	25,900	1,970,082
Nippon Electric Glass Co., Ltd.	51,500	250,696
Omron Corp.	25,300	754,269
Shimadzu Corp.	33,000	265,635
TDK Corp.	15,700	541,024
Yaskawa Electric Corp.	29,000	351,962
Yokogawa Electric Corp.	27,300	326,366

		16,386,289

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	77,100	1,013,191
FamilyMart Co., Ltd.	7,900	337,081
Lawson, Inc.	8,500	648,629
Seven & I Holdings Co., Ltd.	97,400	3,567,114

		5,566,015

Food Products 0.3%
Ajinomoto Co., Inc.	77,000	1,129,533
Calbee, Inc.	2,000	189,817
Kikkoman Corp.	20,000	332,696
MEIJI Holdings Co., Ltd.	7,940	381,295
Nippon Meat Packers, Inc.	23,000	351,814
Nisshin Seifun Group, Inc.	28,000	335,521
Nissin Foods Holdings Co., Ltd.	7,500	303,305
Toyo Suisan Kaisha Ltd.	12,000	399,273
Yakult Honsha Co., Ltd.	11,800	489,307
Yamazaki Baking Co., Ltd.	16,000	187,778

		4,100,339

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	240,000	1,013,378
Toho Gas Co., Ltd.	43,000	222,368
Tokyo Gas Co., Ltd.	312,000	1,721,321

		2,957,067

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Health Care Equipment & Supplies 0.2%
Olympus Corp.*	26,500	$805,266
Sysmex Corp.	9,400	615,657
Terumo Corp.	19,300	959,343

		2,380,266

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,700	251,662
Medipal Holdings Corp.	15,000	203,366
Miraca Holdings, Inc.	6,000	275,717
Suzuken Co., Ltd.	10,400	350,014

		1,080,759

Health Care Technology 0.0%†
M3, Inc.	108	242,241

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd. (a)	9,326	258,795
Oriental Land Co., Ltd.	6,500	1,005,914

		1,264,709

Household Durables 0.5%
Casio Computer Co., Ltd. (a)	28,200	248,379
Panasonic Corp.*	284,800	2,293,225
Rinnai Corp.	4,400	312,864
Sekisui Chemical Co., Ltd.	54,000	573,400
Sekisui House Ltd.	70,000	1,011,394
Sharp Corp.*	128,000	515,389
Sony Corp.	129,700	2,740,071

		7,694,722

Household Products 0.1%
Unicharm Corp.	14,200	803,130

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	16,000	500,235

Industrial Conglomerates 0.2%
Toshiba Corp.	521,000	2,497,453

Information Technology Services 0.2%
Fujitsu Ltd.	238,000	984,605
Itochu Techno-Solutions Corp.	3,400	140,745
Nomura Research Institute Ltd.	11,200	363,737
NTT Data Corp.	154	548,541
Otsuka Corp.	2,300	256,518

		2,294,146

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	1,058	1,518,807
MS&AD Insurance Group Holdings	63,441	1,606,973
NKSJ Holdings, Inc.	42,450	1,008,809
Sony Financial Holdings, Inc.	19,100	300,721
T&D Holdings, Inc.	72,300	967,126
Tokio Marine Holdings, Inc.	89,600	2,827,325

		8,229,761

15

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Internet & Catalog Retail 0.1%
Rakuten, Inc.	92,700	$1,096,176

Internet Software & Services 0.1%
Dena Co., Ltd. (a)	14,000	274,092
Gree, Inc. (a)	12,900	114,459
Yahoo Japan Corp.	1,779	876,006

		1,264,557

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	24,100	390,600
Nikon Corp.	43,500	1,016,334
Sankyo Co., Ltd.	6,700	316,598
Sega Sammy Holdings, Inc.	24,400	611,418
Shimano, Inc.	9,900	843,330
Yamaha Corp.	15,900	182,175

		3,360,455

Machinery 1.2%
Amada Co., Ltd.	51,000	335,765
FANUC Corp.	24,300	3,516,864
Hino Motors Ltd.	36,000	528,261
Hitachi Construction Machinery Co., Ltd.	14,700	296,497
IHI Corp.	164,000	620,497
Japan Steel Works Ltd. (The)	44,000	241,450
JTEKT Corp.	24,200	271,255
Kawasaki Heavy Industries Ltd.	172,000	527,867
Komatsu Ltd.	120,800	2,782,258
Kubota Corp.	140,000	2,037,472
Kurita Water Industries Ltd.	12,700	268,810
Makita Corp.	14,100	758,048
Mitsubishi Heavy Industries Ltd.	393,000	2,184,907
Nabtesco Corp.	15,200	315,594
NGK Insulators Ltd.	35,000	432,515
NSK Ltd.	60,000	572,391
SMC Corp.	7,000	1,403,329
Sumitomo Heavy Industries Ltd.	60,000	251,948
THK Co., Ltd.	13,500	283,271

		17,628,999

Marine 0.1%
Mitsui OSK Lines Ltd.*	145,000	563,490
Nippon Yusen KK	214,000	566,216

		1,129,706

Media 0.1%
Dentsu, Inc.	22,701	785,332
Hakuhodo DY Holdings, Inc.	2,700	189,104
Toho Co., Ltd.	15,900	327,030

		1,301,466

Metals & Mining 0.4%
Daido Steel Co., Ltd.	38,000	191,831
Hitachi Metals Ltd.	16,000	179,211
JFE Holdings, Inc.	62,400	1,367,057
Kobe Steel Ltd.*	336,000	415,522

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Metals & Mining (continued)
Maruichi Steel Tube Ltd.	6,400	$163,532
Mitsubishi Materials Corp.	156,000	549,211
Nippon Steel & Sumitomo Metal Corp.	983,440	2,649,635
Sumitomo Metal Mining Co., Ltd.	65,000	724,014
Yamato Kogyo Co., Ltd.	5,700	174,097

		6,414,110

Multiline Retail 0.1%
Don Quijote Co., Ltd.	6,700	325,248
Isetan Mitsukoshi Holdings Ltd.	43,960	583,729
J. Front Retailing Co., Ltd.	58,400	465,721
Marui Group Co., Ltd.	31,200	310,802
Takashimaya Co., Ltd.	36,000	364,871

		2,050,371

Office Electronics 0.4%
Brother Industries Ltd.	33,700	378,149
Canon, Inc. (a)	144,500	4,735,740
Konica Minolta, Inc.	67,000	504,290
Ricoh Co., Ltd.	90,000	1,066,529

		6,684,708

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co., Ltd.*	46,000	84,600
Idemitsu Kosan Co., Ltd.	3,100	237,637
INPEX Corp.	288	1,196,986
Japan Petroleum Exploration Co.	3,900	157,911
JX Holdings, Inc.	296,589	1,432,053
Showa Shell Sekiyu KK (a)	24,400	200,187
TonenGeneral Sekiyu KK (a)	40,000	387,060

		3,696,434

Paper & Forest Products 0.0%†
Oji Holdings Corp.	107,000	431,296

Personal Products 0.2%
Kao Corp.	68,100	2,318,228
Shiseido Co., Ltd. (a)	45,100	671,035

		2,989,263

Pharmaceuticals 1.1%
Astellas Pharma, Inc.	57,500	3,123,636
Chugai Pharmaceutical Co., Ltd.	28,700	594,071
Daiichi Sankyo Co., Ltd.	84,800	1,413,176
Dainippon Sumitomo Pharma Co., Ltd.	21,000	277,734
Eisai Co., Ltd.	32,900	1,340,812
Hisamitsu Pharmaceutical Co., Inc.	7,800	395,810
Kyowa Hakko Kirin Co., Ltd. (a)	30,000	339,101
Mitsubishi Tanabe Pharma Corp.	30,900	399,795
Ono Pharmaceutical Co., Ltd.	11,200	762,383
Otsuka Holdings Co., Ltd.	45,200	1,492,456
Santen Pharmaceutical Co., Ltd.	10,500	454,385
Shionogi & Co., Ltd.	38,900	811,197
Taisho Pharmaceutical Holdings Co., Ltd.	4,100	291,003
Takeda Pharmaceutical Co., Ltd.	100,400	4,527,437

16

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Pharmaceuticals (continued)
Tsumura & Co.	8,400	$247,551

		16,470,547

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp. (a)	101	309,057
Japan Real Estate Investment Corp.	72	804,295
Japan Retail Fund Investment Corp.	258	539,000
Nippon Building Fund, Inc. (a)	93	1,077,080
Nippon Prologis REIT, Inc. (a)	32	277,672
Nomura Real Estate Office Fund, Inc. (a)	39	171,027
United Urban Investment Corp.	299	403,652

		3,581,783

Real Estate Management & Development 0.9%
Aeon Mall Co., Ltd.	8,500	210,868
Daito Trust Construction Co., Ltd.	9,800	923,354
Daiwa House Industry Co., Ltd.	65,000	1,210,757
Hulic Co., Ltd.	36,000	386,221
Mitsubishi Estate Co., Ltd.	159,000	4,233,197
Mitsui Fudosan Co., Ltd.	108,000	3,175,205
Nomura Real Estate Holdings, Inc.	16,200	357,853
NTT Urban Development Corp.	147	180,428
Sumitomo Realty & Development Co., Ltd.	47,000	1,873,143
Tokyo Tatemono Co., Ltd.	54,000	449,337
Tokyu Land Corp.	54,000	494,313

		13,494,676

Road & Rail 0.8%
Central Japan Railway Co.	18,500	2,254,781
East Japan Railway Co.	43,576	3,391,631
Hankyu Hanshin Holdings, Inc.	144,000	819,589
Keikyu Corp.	58,000	497,931
Keio Corp.	71,000	487,803
Keisei Electric Railway Co., Ltd.	40,000	374,745
Kintetsu Corp.	205,000	899,949
Nippon Express Co., Ltd.	105,000	498,603
Odakyu Electric Railway Co., Ltd.	81,000	791,019
Tobu Railway Co., Ltd.	136,000	700,892
Tokyu Corp.	142,000	929,781
West Japan Railway Co.	21,800	924,544

		12,571,268

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	16,400	270,219
Rohm Co., Ltd.	13,300	540,130
Sumco Corp.	15,700	171,976
Tokyo Electron Ltd.	22,100	1,117,365

		2,099,690

Software 0.2%
GungHo Online Entertainment, Inc.* (a)	450	491,636
Konami Corp.	12,900	273,857
Nexon Co., Ltd.	16,000	176,721
Nintendo Co., Ltd.	14,100	1,660,119

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Software (continued)
Oracle Corp. Japan	5,200	$215,379
Trend Micro, Inc.	12,300	391,051

		3,208,763

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	140,313
Fast Retailing Co., Ltd.	7,000	2,362,532
Nitori Holdings Co., Ltd.	4,650	374,367
Sanrio Co., Ltd.	6,100	282,966
Shimamura Co., Ltd.	2,800	339,898
USS Co., Ltd.	2,930	371,450
Yamada Denki Co., Ltd. (a)	11,540	467,246

		4,338,772

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	330,953

Tobacco 0.3%
Japan Tobacco, Inc.	140,000	4,941,657

Trading Companies & Distributors 0.8%
ITOCHU Corp.	194,700	2,251,490
Marubeni Corp.	206,000	1,376,771
Mitsubishi Corp.	181,700	3,104,109
Mitsui & Co., Ltd.	224,700	2,817,785
Sojitz Corp.	137,800	228,634
Sumitomo Corp.	143,800	1,792,265
Toyota Tsusho Corp.	27,100	696,820

		12,267,874

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	35,000	281,684
Mitsubishi Logistics Corp.	19,000	265,126

		546,810

Wireless Telecommunication Services 0.9%
KDDI Corp.	69,600	3,624,312
NTT DoCoMo, Inc.	1,975	3,072,518
Softbank Corp.	121,000	7,043,405

		13,740,235

		327,456,872

JERSEY, CHANNEL ISLANDS 0.0%†
Metals & Mining 0.0%†
Randgold Resources Ltd.	11,066	701,213

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	61,483	1,231,408

Media 0.1%
SES SA, FDR	39,284	1,125,549

Metals & Mining 0.1%
ArcelorMittal	127,033	1,421,794

17

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

LUXEMBOURG (continued)
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	7,646	$550,683

		4,329,434

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	116,800	309,947
Wynn Macau Ltd. (a)	206,400	555,169

		865,116

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	24,155	326,113

NETHERLANDS 4.4%
Air Freight & Logistics 0.0%†
TNT Express NV	44,734	335,162

Beverages 0.2%
Heineken Holding NV	12,496	700,360
Heineken NV	29,785	1,895,863

		2,596,223

Chemicals 0.2%
Akzo Nobel NV	30,798	1,737,810
Koninklijke DSM NV	20,023	1,305,368

		3,043,178

Computers & Peripherals 0.1%
Gemalto NV	9,995	904,975

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	10,330	376,310

Diversified Financial Services 0.3%
ING Groep NV, CVA*	487,016	4,450,884

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	416,950	865,087
Ziggo NV	22,020	884,482

		1,749,569

Energy Equipment & Services 0.0%†
Fugro NV, CVA	9,773	531,029

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	130,301	1,937,962

Food Products 0.6%
DE Master Blenders 1753 NV*	64,474	1,032,248
Unilever NV, CVA	208,800	8,219,270

		9,251,518

Industrial Conglomerates 0.2%
Koninklijke Philips NV	123,725	3,372,881

Insurance 0.1%
Aegon NV	224,695	1,507,492
Delta Lloyd NV	24,116	483,286

		1,990,778

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Life Sciences Tools & Services 0.1%
QIAGEN NV*	32,679	$639,445

Media 0.2%
Reed Elsevier NV	90,132	1,501,104
Wolters Kluwer NV	40,774	863,654

		2,364,758

Oil, Gas & Consumable Fuels 1.8%
Royal Dutch Shell PLC, Class A	484,659	15,481,954
Royal Dutch Shell PLC, Class B	334,376	11,074,183

		26,556,137

Professional Services 0.1%
Randstad Holding NV	16,476	677,301

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	9,546	379,914

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	46,199	3,646,986

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	9,121	538,353

		65,343,363

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	91,194	593,903

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	243,608	424,204

Electric Utilities 0.0%†
Contact Energy Ltd. (a)	53,701	212,525

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd. (a)	81,319	274,344

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd. (a)	149,121	342,974

		1,847,950

NORWAY 0.6%
Chemicals 0.1%
Yara International ASA	22,816	909,880

Commercial Banks 0.1%
DNB ASA	125,796	1,824,879

Diversified Telecommunication Services 0.1%
Telenor ASA	90,748	1,802,529

Energy Equipment & Services 0.0%†
Aker Solutions ASA	21,944	299,580

Food Products 0.1%
Orkla ASA	95,956	785,641

Insurance 0.0%†
Gjensidige Forsikring ASA	23,059	339,709

Metals & Mining 0.0%†
Norsk Hydro ASA (a)	114,121	457,618

18

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NORWAY (continued)
Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	144,265	$2,980,237

		9,400,073

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Espirito Santo SA REG* (a)	193,351	155,009

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG (a)	71,045	276,395

Electric Utilities 0.1%
EDP — Energias de Portugal SA	255,165	823,102

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	32,647	688,086

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	35,657	528,580

		2,471,172

SINGAPORE 1.6%
Aerospace & Defense 0.1%
Singapore Technologies Engineering Ltd.	190,000	625,890

Airlines 0.0%†
Singapore Airlines Ltd. (a)	65,866	525,737

Commercial Banks 0.5%
DBS Group Holdings Ltd.	218,500	2,658,686
Oversea-Chinese Banking Corp., Ltd.	334,000	2,625,619
United Overseas Bank Ltd.	163,000	2,545,427

		7,829,732

Distributors 0.0%†
Jardine Cycle & Carriage Ltd. (a)	13,000	434,643

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	111,000	613,541

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,030,850	3,053,189

Food & Staples Retailing 0.0%†
Olam International Ltd. (a)	155,600	200,284

Food Products 0.1%
Golden Agri-Resources Ltd.	938,612	413,210
Wilmar International Ltd. (a)	241,294	596,778

		1,009,988

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC (a)	768,296	796,679

Industrial Conglomerates 0.1%
Keppel Corp., Ltd. (a)	189,400	1,549,167
Sembcorp Industries Ltd.	120,000	466,860

		2,016,027

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Machinery 0.0%†
SembCorp Marine Ltd. (a)	119,800	$405,972

Media 0.1%
Singapore Press Holdings Ltd. (a)	208,000	683,645

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust (a)	255,466	447,700
CapitaCommercial Trust	252,000	290,708
CapitaMall Trust	313,200	491,478

		1,229,886

Real Estate Management & Development 0.2%
CapitaLand Ltd.	324,097	783,012
CapitaMalls Asia Ltd. (a)	174,300	249,990
City Developments Ltd.	52,000	437,461

Global Logistic Properties Ltd. (a)	400,000	865,228
Keppel Land Ltd.	82,538	217,045
UOL Group Ltd.	62,000	327,757

		2,880,493

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	268,000	385,145

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U (a)	721,000	527,988

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	267,889

		23,486,728

SPAIN 2.7%
Biotechnology 0.0%†
Grifols SA	18,458	678,135

Commercial Banks 1.1%
Banco Bilbao Vizcaya Argentaria SA	712,279	5,985,897
Banco de Sabadell SA (a)	354,287	587,748
Banco Popular Espanol SA*	163,681	501,087
Banco Santander SA	1,389,151	8,889,523
Bankia SA*	527,195	408,403
CaixaBank	143,193	439,827

		16,812,485

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	19,713	521,492
Ferrovial SA	50,936	813,195

		1,334,687

Diversified Telecommunication Services 0.5%
Telefonica SA	524,329	6,745,704

Electric Utilities 0.3%
Acciona SA (a)	3,652	192,542
Iberdrola SA (a)	608,963	3,218,129

19

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Electric Utilities (continued)
Red Electrica Corp. SA (a)	13,088	$719,674

		4,130,345

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	72,915	550,820

Gas Utilities 0.1%
Enagas SA (a)	25,271	624,600
Gas Natural SDG SA (a)	42,830	862,920

		1,487,520

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	49,082	1,570,878

Insurance 0.0%†
Mapfre SA (a)	86,649	281,922

Machinery 0.0%†
Zardoya Otis SA	22,734	321,944

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	107,760	2,274,273

Specialty Retail 0.2%
Industria de Diseno Textil SA	28,202	3,478,585

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	46,008	801,626

		40,468,924

SWEDEN 3.0%
Building Products 0.1%
Assa Abloy AB, Class B	43,193	1,688,059

Capital Markets 0.0%†
Ratos AB, Class B (a)	27,367	212,238

Commercial Banks 0.7%
Nordea Bank AB	340,285	3,800,054
Skandinaviska Enskilda Banken AB, Class A	195,730	1,868,636
Svenska Handelsbanken AB, Class A	64,213	2,572,659
Swedbank AB, Class A	116,580	2,670,213

		10,911,562

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	44,888	392,422

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	387,150	4,390,215

Construction & Engineering 0.1%
Skanska AB, Class B	51,092	846,707

Diversified Financial Services 0.2%
Industrivarden AB, Class C	14,220	237,451
Investment AB Kinnevik, Class B	25,319	649,106
Investor AB, Class B	58,017	1,557,226

		2,443,783

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Diversified Telecommunication Services 0.1%
TeliaSonera AB	306,853	$1,999,675

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	29,104	777,990

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B (a)	49,759	756,265
Getinge AB, Class B	27,149	824,269

		1,580,534

Household Durables 0.1%
Electrolux AB Series B	29,872	753,813
Husqvarna AB, Class B	53,842	284,349

		1,038,162

Household Products 0.1%
Svenska Cellulosa AB, Class B	76,518	1,918,975

Machinery 0.7%
Alfa Laval AB	38,429	784,925
Atlas Copco AB, Class A	86,808	2,092,232
Atlas Copco AB, Class B	50,451	1,079,688
Sandvik AB	137,424	1,641,299
Scania AB, Class B	39,725	794,775
SKF AB, Class B	50,691	1,187,545
Volvo AB, Class B	194,392	2,594,056

		10,174,520

Metals & Mining 0.0%†
Boliden AB	33,493	415,156

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	27,195	537,881

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	120,624	3,968,697

Tobacco 0.1%
Swedish Match AB	25,958	921,367

Wireless Telecommunication Services 0.0%†
Tele2 AB	42,709	501,383

		44,719,326

SWITZERLAND 9.4%
Beverages 0.0%†
Coca-Cola HBC AG, ADR (a)	27,385	640,261

Biotechnology 0.1%
Actelion Ltd. REG*	13,641	821,702

Building Products 0.1%
Geberit AG REG	5,014	1,242,086

Capital Markets 1.0%
Credit Suisse Group AG REG*	192,652	5,100,286
Julius Baer Group Ltd.*	28,917	1,128,584
Partners Group Holding AG	2,247	608,215
UBS AG REG*	466,489	7,918,109

		14,755,194

20

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Chemicals 0.5%
EMS-Chemie Holding AG REG	1,002	$296,778
Givaudan SA REG*	1,080	1,391,661
Sika AG	258	667,121
Syngenta AG REG	11,849	4,620,622

		6,976,182

Commercial Banks 0.0%†
Banque Cantonale Vaudoise REG	460	228,020

Construction Materials 0.1%
Holcim Ltd. REG*	29,599	2,060,277

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,802	253,331

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,041	1,331,261

Electrical Equipment 0.4%
ABB Ltd. REG*	280,861	6,083,999

Energy Equipment & Services 0.1%
Transocean Ltd.	46,464	2,231,065

Food Products 1.9%
Aryzta AG*	10,472	587,828
Barry Callebaut AG REG*	248	226,979
Lindt & Spruengli AG REG	13	565,644
Lindt & Spruengli AG — Participation Certificate	116	435,437
Nestle SA REG	413,731	27,149,194

		28,965,082

Health Care Equipment & Supplies 0.0%†
Sonova Holding AG REG*	6,543	692,221

Insurance 0.6%
Baloise Holding AG REG	5,910	574,010
Swiss Life Holding AG REG*	4,243	688,733
Swiss Re AG*	45,524	3,387,027
Zurich Insurance Group AG*	19,052	4,938,453

		9,588,223

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	6,956	522,657

Machinery 0.1%
Schindler Holding AG REG	2,819	381,791
Schindler Holding AG — Participation Certificate	6,083	846,378
Sulzer AG REG	2,946	470,426

		1,698,595

Marine 0.1%
Kuehne + Nagel International AG REG (a)	6,691	734,104

Metals & Mining 0.4%
Glencore Xstrata PLC	1,276,844	5,285,475

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Pharmaceuticals 2.9%
Novartis AG REG	294,904	$20,888,212
Roche Holding AG	90,095	22,361,340

		43,249,552

Professional Services 0.2%
Adecco SA REG*	16,673	949,560
SGS SA REG	697	1,496,404

		2,445,964

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,259	533,637

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	83,725	752,424

Textiles, Apparel & Luxury Goods 0.6%
Compagnie Financiere Richemont SA, Class A	66,676	5,880,043
Swatch Group AG (The) REG	5,335	501,672
Swatch Group AG (The) — Bearer Shares	3,987	2,177,855

		8,559,570

Trading Companies & Distributors 0.1%
Wolseley PLC	34,481	1,590,938

		141,241,820

UNITED KINGDOM 18.4%
Aerospace & Defense 0.5%
BAE Systems PLC	420,185	2,446,942
Cobham PLC	146,344	583,481
Meggitt PLC	99,616	784,843
Rolls-Royce Holdings PLC*	242,021	4,167,212

		7,982,478

Airlines 0.1%
easyJet PLC	20,730	408,607
International Consolidated Airlines Group SA*	121,081	486,124

		894,731

Auto Components 0.1%
GKN PLC	203,222	930,228

Beverages 1.0%
Diageo PLC	321,416	9,217,026
SABMiller PLC	122,342	5,865,489

		15,082,515

Capital Markets 0.2%
3i Group PLC	122,291	627,929
Aberdeen Asset Management PLC	126,721	737,471
Hargreaves Lansdown PLC	25,283	341,506
ICAP PLC	64,277	354,895
Investec PLC	75,189	473,174
Schroders PLC	13,753	456,557

		2,991,532

21

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Chemicals 0.1%
Croda International PLC	18,351	$692,018
Johnson Matthey PLC	26,201	1,046,860

		1,738,878

Commercial Banks 3.0%
Barclays PLC	1,568,998	6,681,963
HSBC Holdings PLC	2,374,546	24,581,656
Lloyds Banking Group PLC*	5,879,396	5,646,055
Royal Bank of Scotland Group PLC*	270,246	1,121,462
Standard Chartered PLC	308,664	6,701,215

		44,732,351

Commercial Services & Supplies 0.2%
Aggreko PLC	34,155	853,686
Babcock International Group PLC	48,641	816,727
G4S PLC	175,684	619,461
Serco Group PLC	62,048	583,504

		2,873,378

Containers & Packaging 0.0%†
Rexam PLC	97,970	710,991

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	23,018	467,864

Diversified Telecommunication Services 0.4%
BT Group PLC	1,002,318	4,705,636
Inmarsat PLC	59,841	612,834

		5,318,470

Electric Utilities 0.2%
SSE PLC	123,888	2,868,946

Energy Equipment & Services 0.1%
AMEC PLC	36,814	563,041
Petrofac Ltd.	35,330	643,123
Subsea 7 SA*	34,998	615,724

		1,821,888

Food & Staples Retailing 0.5%
J Sainsbury PLC	154,850	836,941
Tesco PLC	1,026,500	5,169,266
WM Morrison Supermarkets PLC	278,167	1,107,230

		7,113,437

Food Products 0.6%
Associated British Foods PLC	46,308	1,221,608
Tate & Lyle PLC	57,969	727,318
Unilever PLC	164,169	6,645,921

		8,594,847

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	116,682	1,306,822

Hotels, Restaurants & Leisure 0.5%
Carnival PLC	22,808	792,803
Compass Group PLC	232,091	2,965,562
InterContinental Hotels Group PLC	34,923	959,762

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Hotels, Restaurants & Leisure (continued)
Tui Travel PLC	57,012	$309,106
Whitbread PLC	22,388	1,041,482
William Hill PLC	111,872	750,199

		6,818,914

Household Durables 0.0%†
Persimmon PLC*	39,276	705,039

Household Products 0.4%
Reckitt Benckiser Group PLC	82,638	5,845,525

Industrial Conglomerates 0.1%
Smiths Group PLC	49,907	992,889

Insurance 0.9%
Admiral Group PLC	24,165	486,779
Aviva PLC	380,771	1,962,550
Direct Line Insurance Group PLC	108,200	384,467
Legal & General Group PLC	749,800	1,954,244
Old Mutual PLC	620,815	1,704,205
Prudential PLC	326,203	5,324,539
RSA Insurance Group PLC	483,260	876,728
Standard Life PLC	298,672	1,571,814

		14,265,326

Machinery 0.2%
IMI PLC	43,359	817,253
Invensys PLC (b)	80,200	502,212
Melrose Industries PLC	173,650	658,178
Weir Group PLC (The)	26,461	865,244

		2,842,887

Media 0.6%
British Sky Broadcasting Group PLC	136,463	1,643,963
ITV PLC	455,465	971,077
Pearson PLC	104,640	1,860,949
Reed Elsevier PLC	155,171	1,764,633
WPP PLC	163,348	2,792,079

		9,032,701

Metals & Mining 1.2%
Anglo American PLC	179,789	3,464,645
Antofagasta PLC	48,942	593,035
BHP Billiton PLC	270,314	6,892,423
Rio Tinto PLC	163,062	6,631,562
Vedanta Resources PLC	10,562	164,164

		17,745,829

Multiline Retail 0.2%
Marks & Spencer Group PLC	209,333	1,369,714
Next PLC	20,723	1,435,487

		2,805,201

Multi-Utilities 0.6%
Centrica PLC	671,974	3,675,507
National Grid PLC	470,268	5,330,782

		9,006,289

22

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Oil, Gas & Consumable Fuels 1.8%
BG Group PLC	439,341	$7,466,187
BP PLC	2,463,069	17,093,569
Tullow Oil PLC	116,798	1,777,995

		26,337,751

Pharmaceuticals 1.6%
AstraZeneca PLC	160,927	7,608,444
GlaxoSmithKline PLC	628,856	15,719,033

		23,327,477

Professional Services 0.1%
Capita PLC	84,452	1,241,360
Intertek Group PLC	20,646	917,748

		2,159,108

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	123,943	1,067,718
Hammerson PLC	85,842	636,491
Intu Properties PLC	93,267	443,351
Land Securities Group PLC	101,458	1,362,656
Segro PLC	97,198	412,342

		3,922,558

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	178,327	2,157,236

Software 0.0%†
Sage Group PLC (The)	141,596	731,799

Specialty Retail 0.1%
Kingfisher PLC	309,067	1,611,419

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	56,749	1,167,468

Tobacco 1.1%
British American Tobacco PLC	247,087	12,672,989
Imperial Tobacco Group PLC	125,487	4,351,214

		17,024,203

Trading Companies & Distributors 0.1%
Bunzl PLC	44,601	869,903
Travis Perkins PLC	31,752	703,062

		1,572,965

Water Utilities 0.1%
Severn Trent PLC	29,808	754,791
United Utilities Group PLC	87,147	906,694

		1,661,485

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	6,282,033	18,002,283

		275,165,708

Total Common Stocks (cost $1,304,531,341)		1,441,683,207

Preferred Stocks 0.6%

	Shares	Market Value

GERMANY 0.6%
Automobiles 0.4%
Bayerische Motoren Werke AG	6,881	$469,949
Porsche Automobil Holding SE	19,137	1,477,809
Volkswagen AG	18,695	3,776,085

		5,723,843

Chemicals 0.0%†
Fuchs Petrolub AG — Preference Shares	4,641	367,947

Household Products 0.2%
Henkel AG & Co. KGaA	23,026	2,162,366

Media 0.0%†
ProSiebenSat.1 Media AG*	13,186	565,551

Multi-Utilities 0.0%†
RWE AG	3,620	111,734

UNITED KINGDOM 0.0%†
Aerospace & Defense 0.0%†
Rolls-Royce Holdings PLC, Class C* (b)	29,656,942	45,107

Machinery 0.0%†
Invensys PLC Redeemable Preferred Stock*	100,251	116,950

Total Preferred Stocks (cost $5,740,283)		9,093,498

Rights 0.0%†

	Number of Rights	Market Value

AUSTRALIA 0.0%†
Diversified Financial Services 0.0%†
ASX Ltd., expiring on 07/05/13*	2,488	7,076

HONG KONG 0.0%†
Diversified Financial Services 0.0%†
First Pacific Co., Ltd., expiring on 07/03/13* (b)	29,750	806

Real Estate Management & Development 0.0%†
New World Development Co., Ltd.* (b)	6,102	0

		806

SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring on 07/05/13* (a)	107,760	60,034

Total Rights (cost $—)		67,916

23

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

Mutual Fund 0.2%

	Shares	Market Value

Money Market Fund 0.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (c)	3,241,043	$3,241,043

Total Mutual Fund (cost $3,241,043)		3,241,043

Repurchase Agreements 3.9%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $30,000,300, collateralized by U.S. Government Agency Securities, ranging from 0.00% — 7.25%, maturing 07/01/13 — 07/17/37; total market value $30,600,047. (d)	$30,000,000	30,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $4,104,586, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $4,186,676. (d)	4,104,549	4,104,549
Merrill Lynch PFS, Inc., 0.10%, dated 06/28/13, due 07/01/13, repurchase price $25,000,208, collateralized by U.S. Government Treasury Securities, ranging from 1.00% — 1.25%, maturing 04/15/14 — 08/31/16; total market value $25,500,004. (d)	25,000,000	25,000,000

Total Repurchase Agreements (cost $59,104,549)		59,104,549

Total Investments (cost $1,372,617,216) (e) — 101.0%		1,513,190,213

Liabilities in excess of other assets — (1.0)%		(14,800,946)

NET ASSETS — 100.0%		$1,498,389,267

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $55,698,348.
(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of June 30, 2013.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $59,104,549.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

Abp	Public Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CH	Switzerland

CVA	Dutch Certificate

FDR	Fiduciary Depositary Receipt

KGaA	Limited Partnership with shares

KK	Joint Stock Company

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depository Receipts

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

24

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund (Continued)

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
401	DJ Euro Stoxx 50	09/20/13	$13,560,564	$(269,265)
148	FTSE 100 Index	09/20/13	13,869,573	(119,141)
132	SGX Nikkei 225 Index	09/12/13	9,066,848	170,705
47	SPI 200 Index	09/19/13	5,124,749	48,002

			$41,621,734	$(169,699)

At June 30, 2013, the Fund has $2,772,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT International Index Fund
Assets:
Investments, at value * (cost $1,313,512,667)	$1,454,085,664
Repurchase agreements, at value and cost	59,104,549

Total Investments	1,513,190,213

Cash	251,913
Deposits with broker for futures contracts	2,772,000
Foreign currencies, at value (cost $33,028,953)	32,664,174
Dividends receivable	3,403,901
Security lending income receivable	63,146
Receivable for investments sold	911,668
Receivable for capital shares issued	3,425,292
Reclaims receivable	1,749,453
Receivable for variation margin on futures contracts	398,437
Prepaid expenses	12,361

Total Assets	1,558,842,558

Liabilities:
Payable for investments purchased	891,606
Payable for capital shares redeemed	13,483
Payable upon return of securities loaned (Note 2)	59,104,549
Accrued expenses and other payables:
Investment advisory fees	302,627
Fund administration fees	36,636
Distribution fees	12,590
Administrative servicing fees	12,367
Accounting and transfer agent fees	17,197
Trustee fees	426
Custodian fees	15,498
Compliance program costs (Note 3)	1,354
Professional fees	4,937
Printing fees	13,927
Other	26,094

Total Liabilities	60,453,291

Net Assets	$1,498,389,267

Represented by:
Capital	$1,493,880,734
Accumulated undistributed net investment income	34,092,883
Accumulated net realized losses from investment, futures, and foreign currency transactions	(169,486,744)
Net unrealized appreciation/(depreciation) from investments	140,572,997
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(169,699)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(500,904)

Net Assets	$1,498,389,267

*	Includes value of securities on loan of $55,698,348 (Note 2).

26

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT International Index Fund
Net Assets:
Class II Shares	$12,029,335
Class VI Shares	4,881,564
Class VIII Shares	27,379,071
Class Y Shares	1,454,099,297

Total	$1,498,389,267

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,392,631
Class VI Shares	566,399
Class VIII Shares	3,178,542
Class Y Shares	167,688,640

Total	172,826,212

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$8.64
Class VI Shares	$8.62
Class VIII Shares	$8.61
Class Y Shares	$8.67

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT International Index Fund
INVESTMENT INCOME:
Dividend income	$34,009,740
Income from securities lending (Note 2)	825,562
Foreign tax withholding	(2,603,938)

Total Income	32,231,364

EXPENSES:
Investment advisory fees	1,874,884
Fund administration fees	233,369
Distribution fees Class II Shares	15,881
Distribution fees Class VI Shares	5,909
Distribution fees Class VIII Shares	51,762
Administrative servicing fees Class II Shares	9,529
Administrative servicing fees Class VI Shares	3,545
Administrative servicing fees Class VIII Shares	19,411
Professional fees	63,315
Printing fees	11,446
Trustee fees	30,451
Custodian fees	44,854
Accounting and transfer agent fees	42,594
Compliance program costs (Note 3)	2,733
Other	59,806

Total Expenses	2,469,489

NET INVESTMENT INCOME	29,761,875

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(17,613,464)
Net realized gains from futures transactions (Note 2)	389,568
Net realized losses from foreign currency transactions (Note 2)	(215,927)

Net realized losses from investment, futures, and foreign currency transactions	(17,439,823)

Net change in unrealized appreciation/(depreciation) from investments	43,017,535
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(252,406)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(505,552)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	42,259,577

Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	24,819,754

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$54,581,629

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

	NVIT International Index Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$29,761,875	$47,208,003
Net realized losses from investment, futures, and foreign currency transactions	(17,439,823)	(85,222,756)
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	42,259,577	291,511,469

Change in net assets resulting from operations	54,581,629	253,496,716

Distributions to Shareholders From:
Net investment income:
Class II	–	(289,296)
Class VI	–	(102,530)
Class VIII	–	(536,444)
Class Y	–	(40,753,180)

Change in net assets from shareholder distributions	–	(41,681,450)

Change in net assets from capital transactions	(72,915,238)	(79,790,423)

Change in net assets	(18,333,609)	132,024,843

Net Assets:
Beginning of period	1,516,722,876	1,384,698,033

End of period	$1,498,389,267	$1,516,722,876

Accumulated undistributed net investment income at end of period	$34,092,883	$4,331,008

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$2,053,281	$16,492,735
Dividends reinvested	–	289,296
Cost of shares redeemed	(2,917,195)	(20,591,382)

Total Class II Shares	(863,914)	(3,809,351)

Class VI Shares
Proceeds from shares issued	1,063,894	1,749,612
Dividends reinvested	–	102,530
Cost of shares redeemed	(552,304)	(653,697)

Total Class VI Shares	511,590	1,198,445

Class VIII Shares
Proceeds from shares issued	5,210,006	3,811,029
Dividends reinvested	–	536,444
Cost of shares redeemed	(1,997,909)	(8,630,423)

Total Class VIII Shares	3,212,097	(4,282,950)

Class Y Shares
Proceeds from shares issued	47,322,186	129,787,099
Dividends reinvested	–	40,753,180
Cost of shares redeemed	(123,097,197)	(243,436,846)

Total Class Y Shares	(75,775,011)	(72,896,567)

Change in net assets from capital transactions	$(72,915,238)	$(79,790,423)

29

Statements of Changes in Net Assets (Continued)

	NVIT International Index Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	234,853	2,113,533
Reinvested	–	35,267
Redeemed	(329,444)	(2,642,547)

Total Class II Shares	(94,591)	(493,747)

Class VI Shares
Issued	121,363	225,344
Reinvested	–	12,529
Redeemed	(63,200)	(84,446)

Total Class VI Shares	58,163	153,427

Class VIII Shares
Issued	590,535	489,405
Reinvested	–	65,483
Redeemed	(229,753)	(1,119,198)

Total Class VIII Shares	360,782	(564,310)

Class Y Shares
Issued	5,381,731	16,837,752
Reinvested	–	4,955,557
Redeemed	(13,713,761)	(30,766,909)

Total Class Y Shares	(8,332,030)	(8,973,600)

Total change in shares	(8,007,676)	(9,878,230)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

30

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$8.37	0.15	0.12	0.27	–	–	–	–	$8.64	3.23%	$12,029,335	0.71%	3.47%	0.71%	2.11%
Year Ended December 31, 2012(e)	$7.25	0.24	1.08	1.32	(0.20)	–	(0.20)	–	$8.37	18.29%	$12,451,393	0.71%	3.03%	0.72%	8.67%
Year Ended December 31, 2011(e)	$8.51	0.23	(1.27)	(1.04)	(0.22)	–	(0.22)	–	$7.25	(12.72)%	$14,359,606	0.71%	2.79%	0.73%	5.07%
Year Ended December 31, 2010(e)	$8.11	0.17	0.40	0.57	(0.17)	–	(0.17)	–	$8.51	7.52%	$17,558,453	0.72%	2.21%	0.74%	2.94%
Year Ended December 31, 2009(e)	$6.47	0.16	1.67	1.83	(0.19)	–	(0.19)	–	$8.11	28.58%	$19,971,187	0.77%	2.24%	0.77%	4.25%
Year Ended December 31, 2008(e)	$11.63	0.28	(5.25)	(4.97)	(0.18)	(0.01)	(0.19)	–	$6.47	(43.11)%	$8,121,114	0.80%	3.01%	0.80%	5.50%

Class VI Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$8.35	0.16	0.11	0.27	–	–	–	–	$8.62	3.23%	$4,881,564	0.71%	3.56%	0.71%	2.11%
Year Ended December 31, 2012(e)	$7.24	0.22	1.10	1.32	(0.21)	–	(0.21)	–	$8.35	18.29%	$4,245,591	0.71%	2.76%	0.71%	8.67%
Year Ended December 31, 2011(e)	$8.50	0.22	(1.26)	(1.04)	(0.22)	–	(0.22)	–	$7.24	(12.72)%	$2,568,104	0.71%	2.73%	0.73%	5.07%
Year Ended December 31, 2010(e)	$8.10	0.17	0.40	0.57	(0.17)	–	(0.17)	–	$8.50	7.54%	$2,387,761	0.72%	2.15%	0.74%	2.94%
Year Ended December 31, 2009(e)	$6.46	0.16	1.67	1.83	(0.19)	–	(0.19)	–	$8.10	28.62%	$1,925,332	0.79%	2.31%	0.79%	4.25%
Year Ended December 31, 2008(e)	$11.62	0.26	(5.23)	(4.97)	(0.18)	(0.01)	(0.19)	–	$6.46	(43.11)%	$1,258,425	0.75%	2.93%	0.89%	5.50%

Class VIII Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$8.36	0.15	0.10	0.25	–	–	–	–	$8.61	2.99%	$27,379,071	0.86%	3.37%	0.86%	2.11%
Year Ended December 31, 2012(e)	$7.24	0.20	1.11	1.31	(0.19)	–	(0.19)	–	$8.36	18.21%	$23,542,464	0.86%	2.62%	0.87%	8.67%
Year Ended December 31, 2011(e)	$8.50	0.21	(1.26)	(1.05)	(0.21)	–	(0.21)	–	$7.24	(12.85)%	$24,478,621	0.86%	2.57%	0.88%	5.07%
Year Ended December 31, 2010(e)	$8.10	0.16	0.40	0.56	(0.16)	–	(0.16)	–	$8.50	7.40%	$19,042,860	0.87%	2.08%	0.89%	2.94%
Year Ended December 31, 2009(e)	$6.46	0.16	1.66	1.82	(0.18)	–	(0.18)	–	$8.10	28.61%	$14,978,079	0.82%	2.22%	0.82%	4.25%
Year Ended December 31, 2008(e)	$11.61	0.28	(5.24)	(4.96)	(0.18)	(0.01)	(0.19)	–	$6.46	(43.09)%	$8,345,491	0.76%	3.00%	0.77%	5.50%

Class Y Shares(f)
Six Months Ended June 30, 2013(e) (Unaudited)	$8.39	0.17	0.11	0.28	–	–	–	–	$8.67	3.34%	$1,454,099,297	0.31%	3.88%	0.31%	2.11%
Year Ended December 31, 2012(e)	$7.26	0.25	1.12	1.37	(0.24)	–	(0.24)	–	$8.39	18.89%	$1,476,483,428	0.31%	3.26%	0.32%	8.67%
Year Ended December 31, 2011(e)	$8.53	0.25	(1.27)	(1.02)	(0.25)	–	(0.25)	–	$7.26	(12.44)%	$1,343,291,702	0.31%	3.10%	0.34%	5.07%
Year Ended December 31, 2010(e)	$8.12	0.20	0.41	0.61	(0.20)	–	(0.20)	–	$8.53	8.07%	$1,211,042,594	0.32%	2.56%	0.34%	2.94%
Year Ended December 31, 2009(e)	$6.48	0.19	1.67	1.86	(0.22)	–	(0.22)	–	$8.12	29.07%	$1,000,971,023	0.37%	2.76%	0.37%	4.25%
Year Ended December 31, 2008(e)	$11.65	0.24	(5.18)	(4.94)	(0.22)	(0.01)	(0.23)	–	$6.48	(42.87)%	$575,324,463	0.37%	2.85%	0.38%	5.50%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

31

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT International Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

32

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

33

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$15,689,373	$—	$15,689,373
Air Freight & Logistics	—	4,614,389	—	4,614,389
Airlines	175,202	3,214,535	—	3,389,737
Auto Components	—	15,979,006	—	15,979,006
Automobiles	—	53,764,572	—	53,764,572
Beverages	640,261	36,025,934	—	36,666,195
Biotechnology	—	6,870,468	—	6,870,468
Building Products	—	8,319,573	—	8,319,573
Capital Markets	—	30,838,565	—	30,838,565
Chemicals	—	51,019,225	—	51,019,225
Commercial Banks	—	185,212,593	—	185,212,593
Commercial Services & Supplies	—	9,026,870	—	9,026,870
Communications Equipment	—	6,700,144	—	6,700,144
Computers & Peripherals	—	2,688,877	—	2,688,877
Construction & Engineering	—	9,545,948	—	9,545,948
Construction Materials	—	8,839,139	—	8,839,139
Consumer Finance	—	924,183	—	924,183
Containers & Packaging	—	2,426,545	—	2,426,545
Distributors	—	434,643	—	434,643
Diversified Consumer Services	—	357,162	—	357,162
Diversified Financial Services	—	18,017,994	—	18,017,994
Diversified Telecommunication Services	—	42,529,611	—	42,529,611
Electric Utilities	—	24,146,014	—	24,146,014
Electrical Equipment	—	18,953,405	—	18,953,405
Electronic Equipment, Instruments & Components	—	17,164,279	—	17,164,279
Energy Equipment & Services	—	10,899,980	—	10,899,980
Food & Staples Retailing	—	30,675,641	—	30,675,641
Food Products	—	59,616,038	—	59,616,038
Gas Utilities	—	8,032,253	—	8,032,253
Health Care Equipment & Supplies	—	10,176,893	—	10,176,893
Health Care Providers & Services	—	6,385,950	—	6,385,950
Health Care Technology	—	242,241	—	242,241
Hotels, Restaurants & Leisure	—	17,494,913	—	17,494,913
Household Durables	—	9,437,923	—	9,437,923
Household Products	—	9,890,690	—	9,890,690
Independent Power Producers & Energy Traders	—	936,823	—	936,823
Industrial Conglomerates	—	22,610,929	—	22,610,929
Information Technology Services	—	4,905,827	—	4,905,827
Insurance	—	73,667,579	—	73,667,579
Internet & Catalog Retail	—	1,096,176	—	1,096,176
Internet Software & Services	—	1,629,365	—	1,629,365
Leisure Equipment & Products	—	3,360,455	—	3,360,455
Life Sciences Tools & Services	—	1,162,102	—	1,162,102
Machinery	—	40,193,218	—	40,193,218
Marine	—	3,787,326	—	3,787,326
Media	—	19,066,527	—	19,066,527
Metals & Mining	—	51,033,338	—	51,033,338
Multiline Retail	—	5,037,804	—	5,037,804

34

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Multi-Utilities	$—	$20,128,952	$—	$20,128,952
Office Electronics	—	6,684,708	—	6,684,708
Oil, Gas & Consumable Fuels	—	90,342,851	—	90,342,851
Paper & Forest Products	—	1,551,751	—	1,551,751
Personal Products	—	9,219,526	—	9,219,526
Pharmaceuticals	—	127,135,975	—	127,135,975
Professional Services	—	9,027,883	—	9,027,883
Real Estate Investment Trusts (REITs)	—	23,691,534	—	23,691,534
Real Estate Management & Development	—	30,180,912	—	30,180,912
Road & Rail	—	15,774,935	—	15,774,935
Semiconductors & Semiconductor Equipment	—	10,415,449	—	10,415,449
Software	—	13,793,945	—	13,793,945
Specialty Retail	—	13,397,473	—	13,397,473
Textiles, Apparel & Luxury Goods	—	24,148,436	—	24,148,436
Tobacco	—	22,887,227	—	22,887,227
Trading Companies & Distributors	—	17,285,337	—	17,285,337
Transportation Infrastructure	—	5,833,854	—	5,833,854
Water Utilities	—	1,661,485	—	1,661,485
Wireless Telecommunication Services	—	33,062,473	—	33,062,473
Total Common Stocks	$815,463	$1,440,867,744	$—	$1,441,683,207
Futures Contracts	218,707	—	—	218,707
Mutual Fund	3,241,043	—	—	3,241,043
Preferred Stocks	—	9,093,498	—	9,093,498
Repurchase Agreements	—	59,104,549	—	59,104,549
Rights	—	67,916	—	67,916
Total Assets	$4,275,213	$1,509,133,707	$—	$1,513,408,920
Liabilities:
Futures Contracts	(388,406)	—	—	(388,406)
Total Liabilities	$(388,406)	$—	$—	$(388,406)
Total	$3,886,807	$1,509,133,707	$—	$1,513,020,514

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2013, the Fund held 3 common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

35

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(c)	Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity and currency risk	Unrealized appreciation from futures contracts	$218,707
Total		$218,707

Liabilities:
Futures Contracts* Equity and currency risk	Unrealized depreciation from futures contracts	$(388,406)
Total		$(388,406)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

36

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity and currency risk	$389,568
Total	$389,568

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk and currency	$(252,406)
Total	$(252,406)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2013.

(d)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of

37

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Futures Contracts	$218,707	$(218,707)	$—
Total	$218,707	$(218,707)	$—

Amounts designated as “—” are zero or have been rounded to zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(388,406)	$218,707	$(169,699)
Total	$(388,406)	$218,707	$(169,699)

Amounts designated as “—” are zero or have been rounded to zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount
Goldman Sachs	$(169,699)	$—	$169,699	$—
Total	$(169,699)	$—	$169,699	$—

(1)	The collateral pledged is a portion of the deposit held with the broker as shown on the Statement of Assets and Liabilities as of June 30, 2013.

Amounts designated as “—” are zero or have been rounded to zero.

38

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(e)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Funds’ loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$55,698,348
Collateral offsetting	59,104,549
Net Amount(1)	$3,406,201
(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(f)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and

39

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$59,104,549
Collateral offsetting	60,286,727
Net Amount(1)	$1,182,178

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

40

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.245%
$1.5 billion up to $3 billion	0.205%
$3 billion and more	0.195%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.34% for all share classes until April 30, 2014.

41

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $233,369 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $2,733.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares and 0.40% of Class VIII shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (vi) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II, Class VI, and Class VIII shares of the Fund.

For the six months ended June 30, 2013, NFS received $32,485 in administrative services fees from the Fund.

42

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $5,614 and $6,984, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $32,352,725 and sales of $120,014,185 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

43

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities excluding derivative contracts and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,424,388,477	$235,787,769	$(146,986,033)	$88,801,736

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

44

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements – NVIT Index Funds

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

45

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each NVIT Index Fund (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that all of the NVIT Index Funds had achieved gross performance of their Class Y shares either above that of the Funds’ respective benchmark indexes for the three-year period ended September 30, 2012 or below the benchmark index performance by a small margin.

46

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

47

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

48

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

49

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

50

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

51

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

52

NVIT Investor Destinations Aggressive Fund

SemiannualReport

June 30 , 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-AG (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Investor Destinations Aggressive Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual		1,000.00	1,097.10	3.07	0.59
	Hypothetical	[c]	1,000.00	1,021.87	2.96	0.59
Class P Shares	Actual		1,000.00	1,097.30	2.29	0.44
	Hypothetical	[c]	1,000.00	1,022.61	2.21	0.44
Class VI Shares	Actual		1,000.00	1,096.70	3.07	0.59
	Hypothetical	[c]	1,000.00	1,021.87	2.96	0.59

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Investor Destinations Aggressive Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	95.0%
Fixed Income Fund	5.1%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings ††
NVIT S&P 500 Index Fund, Class Y	40.1%
NVIT International Index Fund, Class Y	29.5%
NVIT Mid Cap Index Fund, Class Y	15.3%
NVIT Small Cap Index Fund, Class Y	10.1%
NVIT Bond Index Fund, Class Y	5.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 95.0%
NVIT International Index Fund, Class Y (a)	10,986,656	$95,254,305
NVIT Mid Cap Index Fund, Class Y (a)	2,258,137	49,204,808
NVIT S&P 500 Index Fund, Class Y (a)	11,467,994	129,244,294
NVIT Small Cap Index Fund, Class Y (a)	2,757,744	32,734,420

Total Equity Funds (cost $249,134,650)		306,437,827

Fixed Income Fund 5.1%
NVIT Bond Index Fund, Class Y (a)	1,533,597	16,256,124

Total Fixed Income Fund (cost $16,215,353)		16,256,124

Total Mutual Funds (cost $265,350,003)		322,693,951

Total Investments (cost $265,350,003) (b) — 100.1%		322,693,951

Liabilities in excess of other assets — (0.1)%		(178,587)

NET ASSETS — 100.0%		$322,515,364

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $265,350,003)	$322,693,951
Receivable for capital shares issued	149,891
Prepaid expenses	2,585

Total Assets	322,846,427

Liabilities:
Payable for investments purchased	114,916
Payable for capital shares redeemed	34,892
Accrued expenses and other payables:
Investment advisory fees	34,982
Fund administration fees	9,547
Distribution fees	67,272
Administrative servicing fees	46,044
Accounting and transfer agent fees	246
Trustee fees	93
Custodian fees	2,239
Compliance program costs (Note 3)	295
Professional fees	7,618
Printing fees	11,263
Other	1,656

Total Liabilities	331,063

Net Assets	$322,515,364

Represented by:
Capital	$311,120,524
Accumulated distributions in excess of net investment loss	(806,574)
Accumulated net realized losses from affiliated investments	(45,142,534)
Net unrealized appreciation/(depreciation) from investments in affiliates	57,343,948

Net Assets	$322,515,364

Net Assets:
Class II Shares	$314,804,974
Class P Shares	1,754,469
Class VI Shares	5,955,921

Total	$322,515,364

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	28,725,819
Class P Shares	160,331
Class VI Shares	546,953

Total	29,433,103

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.96
Class P Shares	$10.94
Class VI Shares	$10.89

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Investor Destinations Aggressive Fund
EXPENSES:
Investment advisory fees	$215,409
Fund administration fees	57,888
Distribution fees Class II Shares	404,658
Distribution fees Class P Shares	1,509
Distribution fees Class VI Shares	8,086
Administrative servicing fees Class II Shares	242,796
Administrative servicing fees Class VI Shares	4,852
Professional fees	11,271
Printing fees	9,325
Trustee fees	5,881
Custodian fees	6,252
Compliance program costs (Note 3)	592
Other	5,332

Total Expenses	973,851

NET INVESTMENT LOSS	(973,851)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	2,703,454
Net change in unrealized appreciation/(depreciation) from investments in affiliates	29,589,191

Net realized/unrealized gains from affiliated investments	32,292,645

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$31,318,794

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Aggressive Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(973,851)	$4,995,230
Net realized gains/(losses) from affiliated investments	2,703,454	(8,497,126)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	29,589,191	55,580,080

Change in net assets resulting from operations	31,318,794	52,078,184

Distributions to Shareholders From:
Net investment income:
Class II	–	(4,890,716)
Class P	–	(12,890)
Class VI	–	(92,534)

Change in net assets from shareholder distributions	–	(4,996,140)

Change in net assets from capital transactions	(38,827,265)	(81,657,295)

Change in net assets	(7,508,471)	(34,575,251)

Net Assets:
Beginning of period	330,023,835	364,599,086

End of period	$322,515,364	$330,023,835

Accumulated undistributed (distributions in excess of) net investment income/(loss) at end of period	$(806,574)	$167,277

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$6,120,917	$12,726,115
Dividends reinvested	–	4,890,716
Cost of shares redeemed	(45,257,829)	(99,327,146)

Total Class II Shares	(39,136,912)	(81,710,315)

Class P Shares
Proceeds from shares issued	959,410	727,231	(a)
Dividends reinvested	–	12,890	(a)
Cost of shares redeemed	(46,928)	(17,219	)(a)

Total Class P Shares	912,482	722,902	(a)

Class VI Shares
Proceeds from shares issued	677,416	486,542
Dividends reinvested	–	92,534
Cost of shares redeemed	(1,280,251)	(1,248,958)

Total Class VI Shares	(602,835)	(669,882)

Change in net assets from capital transactions	$(38,827,265)	$(81,657,295)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Aggressive Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	567,702	1,336,572
Reinvested	–	488,095
Redeemed	(4,209,005)	(10,439,996)

Total Class II Shares	(3,641,303)	(8,615,329)

Class P Shares
Issued	88,727	76,478	(a)
Reinvested	–	1,289	(a)
Redeemed	(4,423)	(1,740	)(a)

Total Class P Shares	84,304	76,027	(a)

Class VI Shares
Issued	62,874	51,849
Reinvested	–	9,291
Redeemed	(119,084)	(132,886)

Total Class VI Shares	(56,210)	(71,746)

Total change in shares	(3,613,209)	(8,611,048)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)	Portfolio Turnover(c)
Class II Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$9.99	(0.03)	1.00	0.97	–	–	–	–	$10.96	9.71%	$314,804,974	0.59%	(0.59)%	0.59%	0.96%
Year Ended December 31, 2012(d)	$8.75	0.13	1.26	1.39	(0.15)	–	(0.15)	–	$9.99	15.90%	$323,279,707	0.59%	1.42%	0.59%	6.83%
Year Ended December 31, 2011(d)	$9.27	0.13	(0.48)	(0.35)	(0.17)	–	(0.17)	–	$8.75	(3.93)%	$358,725,719	0.58%	1.36%	0.58%	15.64%
Year Ended December 31, 2010(d)	$8.23	0.12	1.06	1.18	(0.14)	–	(0.14)	–	$9.27	14.63%	$455,359,563	0.58%	1.38%	0.58%	7.86%
Year Ended December 31, 2009(d)	$6.89	0.13	1.71	1.84	(0.08)	(0.42)	(0.50)	–	$8.23	27.21%	$487,859,620	0.57%	1.79%	0.57%	11.13%
Year Ended December 31, 2008	$13.60	0.19	(4.68)	(4.49)	(0.23)	(1.99)	(2.22)	–	$6.89	(36.84)%	$439,636,912	0.57%	1.67%	0.57%	21.38%

Class P Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$9.97	–	0.97	0.97	–	–	–	–	$10.94	9.73%	$1,754,469	0.44%	(0.44)%	0.44%	0.96%
Period Ended December 31, 2012(d)(e)	$9.66	0.30	0.20	0.50	(0.19)	–	(0.19)	–	$9.97	5.13%	$757,616	0.44%	4.67%	0.44%	6.83%

Class VI Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$9.93	(0.17)	1.13	0.96	–	–	–	–	$10.89	9.67%	$5,955,921	0.59%	(0.59)%	0.59%	0.96%
Year Ended December 31, 2012(d)	$8.70	0.15	1.24	1.39	(0.16)	–	(0.16)	–	$9.93	15.92%	$5,986,512	0.59%	1.58%	0.59%	6.83%
Year Ended December 31, 2011(d)	$9.22	0.13	(0.48)	(0.35)	(0.17)	–	(0.17)	–	$8.70	(3.94)%	$5,873,367	0.58%	1.44%	0.58%	15.64%
Year Ended December 31, 2010(d)	$8.19	0.11	1.06	1.17	(0.14)	–	(0.14)	–	$9.22	14.57%	$6,114,190	0.57%	1.36%	0.57%	7.86%
Year Ended December 31, 2009(d)	$6.85	0.14	1.70	1.84	(0.08)	(0.42)	(0.50)	–	$8.19	27.37%	$7,516,657	0.57%	1.89%	0.57%	11.13%
Year Ended December 31, 2008	$13.54	0.19	(4.66)	(4.47)	(0.23)	(1.99)	(2.22)	–	$6.85	(36.89)%	$5,683,529	0.57%	1.55%	0.57%	21.38%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $57,888 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $592.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2013, NFS received $247,648 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $40 and $89, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT International Index Fund, Class Y	$101,691,064	$994,196	$11,018,897	$—	$1,028,589	$95,254,305
NVIT Mid Cap Index Fund, Class Y	50,147,532	111,362	8,034,420	—	446,041	49,204,808
NVIT S&P 500 Index Fund, Class Y	129,084,779	333,081	17,320,255	—	329,806	129,244,294
NVIT Small Cap Index Fund, Class Y	33,351,360	145,598	5,799,820	—	840,130	32,734,420
NVIT Bond Index Fund, Class Y	15,935,822	1,609,325	829,421	—	58,888	16,256,124

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $3,193,562 and sales of $43,002,813 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$276,313,412	$46,380,539	$(—)	$46,380,539

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

19

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that while the NVIT Investor Destination Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees), taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year, were below their expense group medians. The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees further noted that the total expense ratios (excluding 12b-1/non-12b-1 fees) for all of the Funds are in the first quintile of the Funds’ expense groups, reflecting the Funds’ relatively low total expenses as compared to peer funds.

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below the performance universe median for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the Funds are managed to produce total return performance principally by investing relatively fixed asset allocations over time in the Funds’ five core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively. The Trustees considered management’s belief that the Funds generally provide cost-effective investment vehicles offering exposures to specified asset classes over the long term at differing intended levels of risk.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

21

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

22

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26

NVIT Investor Destinations Balanced Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

5	Shareholder Expense Example

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-BAL (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013 (Unaudited)

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program.

While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Investor Destinations Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Investor Destinations Balanced Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual		1,000.00	1,047.60	2.89	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual		1,000.00	1,048.40	2.13	0.42
	Hypothetical	[c]	1,000.00	1,022.71	2.11	0.42
Class VI Shares	Actual		1,000.00	1,046.90	2.89	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Investor Destinations Balanced Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	50.0%
Fixed Income Funds	39.0%
Fixed Contract	11.0%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Bond Index Fund, Class Y	28.0%
NVIT S&P 500 Index Fund, Class Y	25.0%
NVIT International Index Fund, Class Y	13.0%
Nationwide Fixed Contract	11.0%
NVIT Enhanced Income Fund, Class Y	8.0%
NVIT Mid Cap Index Fund, Class Y	7.9%
NVIT Small Cap Index Fund, Class Y	4.1%
NVIT Short-Term Bond Fund, Class Y	3.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 89.0%

	Shares	Market Value

Equity Funds 50.0%
NVIT International Index Fund, Class Y (a)	13,318,903	$115,474,889
NVIT Mid Cap Index Fund, Class Y (a)	3,255,798	70,943,841
NVIT S&P 500 Index Fund, Class Y (a)	19,729,317	222,349,407
NVIT Small Cap Index Fund, Class Y (a)	3,080,928	36,570,611

Total Equity Funds (cost $368,477,750)		445,338,748

Fixed Income Funds 39.0%
NVIT Bond Index Fund, Class Y (a)	23,496,985	249,068,036
NVIT Enhanced Income Fund, Class Y (a)	7,287,190	71,341,592
NVIT Short-Term Bond Fund, Class Y (a)	2,525,410	26,516,800

Total Fixed Income Funds (cost $351,918,278)		346,926,428

Total Mutual Funds (cost $720,396,028)		792,265,176

Fixed Contract 11.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)	$98,355,790	98,355,790

Total Fixed Contract (cost $98,355,790)		98,355,790

Total Investments (cost $818,751,818) (c) — 100.0%		890,620,966

Liabilities in excess of other assets — 0.0%†		(410,259)

NET ASSETS — 100.0%		$890,210,707

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Investor Destinations Balanced Fund

Assets:
Investments in affiliates, at value (cost $818,751,818)	$890,620,966
Receivable for capital shares issued	3,110,272
Prepaid expenses	6,578

Total Assets	893,737,816

Liabilities:
Payable for investments purchased	3,104,530
Payable for capital shares redeemed	5,522
Accrued expenses and other payables:
Investment advisory fees	94,791
Fund administration fees	19,803
Distribution fees	182,293
Administrative servicing fees	101,392
Accounting and transfer agent fees	152
Trustee fees	255
Custodian fees	4,064
Compliance program costs (Note 3)	708
Professional fees	7,122
Printing fees	6,206
Other	271

Total Liabilities	3,527,109

Net Assets	$890,210,707

Represented by:
Capital	$809,059,101
Accumulated net investment loss	(189,045)
Accumulated net realized gains from affiliated investments	9,471,503
Net unrealized appreciation/(depreciation) from investments in affiliates	71,869,148

Net Assets	$890,210,707

Net Assets:
Class II Shares	$885,871,250
Class P Shares	3,381,618
Class VI Shares	957,839

Total	$890,210,707

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	61,961,874
Class P Shares	236,637
Class VI Shares	66,979

Total	62,265,490

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$14.30
Class P Shares	$14.29
Class VI Shares	$14.30

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Investor Destinations Balanced Fund
INVESTMENT INCOME:
Interest income from affiliates	$1,519,497

Total Income	1,519,497

EXPENSES:
Investment advisory fees	533,910
Fund administration fees	111,343
Distribution fees Class II Shares	1,023,250
Distribution fees Class P Shares	2,294
Distribution fees Class VI Shares	1,216
Administrative servicing fees Class II Shares	613,953
Administrative servicing fees Class VI Shares	729
Professional fees	18,237
Printing fees	8,777
Trustee fees	15,110
Custodian fees	14,167
Accounting and transfer agent fees	63
Compliance program costs (Note 3)	1,435
Other	11,746

Total expenses before earnings credit	2,356,230

Earnings credit (Note 6)	(32)

Net Expenses	2,356,198

NET INVESTMENT LOSS	(836,701)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from affiliated investments	1,093,928
Net change in unrealized appreciation/(depreciation) from investments in affiliates	35,007,645

Net realized/unrealized gains from affiliated investments	36,101,573

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$35,264,872

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Balanced Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(836,701)	$12,476,997
Net realized gains from affiliated investments	1,093,928	8,926,945
Net change in unrealized appreciation/(depreciation) from investments in affiliates	35,007,645	32,498,403

Change in net assets resulting from operations	35,264,872	53,902,345

Distributions to Shareholders From:
Net investment income:
Class II	–	(12,306,807)
Class P	–	(20,455)
Class VI	–	(16,902)
Net realized gains:
Class II	–	(6,796,634)
Class P	–	(9,071)
Class VI	–	(8,851)

Change in net assets from shareholder distributions	–	(19,158,720)

Change in net assets from capital transactions	107,613,956	210,251,285

Change in net assets	142,878,828	244,994,910

Net Assets:
Beginning of period	747,331,879	502,336,969

End of period	$890,210,707	$747,331,879

Accumulated undistributed net investment income/(loss) at end of period	$(189,045)	$647,656

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$109,838,038	$196,944,835
Dividends reinvested	–	19,103,441
Cost of shares redeemed	(4,611,406)	(7,186,728)

Total Class II Shares	105,226,632	208,861,548

Class P Shares
Proceeds from shares issued	2,542,715	1,429,536	(a)
Dividends reinvested	–	29,526	(a)
Cost of shares redeemed	(62,840)	(600,129)	(a)

Total Class P Shares	2,479,875	858,933	(a)

Class VI Shares
Proceeds from shares issued	43,889	743,263
Dividends reinvested	–	25,753
Cost of shares redeemed	(136,440)	(238,212)

Total Class VI Shares	(92,551)	530,804

Change in net assets from capital transactions	$107,613,956	$210,251,285

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Balanced Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	7,686,939	14,592,337
Reinvested	–	1,395,660
Redeemed	(325,634)	(532,775)

Total Class II Shares	7,361,305	15,455,222

Class P Shares
Issued	176,288	107,104	(a)
Reinvested	–	2,160	(a)
Redeemed	(4,335)	(44,580)	(a)

Total Class P Shares	171,953	64,684	(a)

Class VI Shares
Issued	3,046	54,904
Reinvested	–	1,880
Redeemed	(9,738)	(18,054)

Total Class VI Shares	(6,692)	38,730

Total change in shares	7,526,566	15,558,636

Amounts designated as “–” is zero or has been rounded to zero.

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$13.65	(0.01)	0.66	0.65	–	–	–	–	$14.30	4.76%	$885,871,250	0.57%	(0.20)%	0.57%	3.69%
Year Ended December 31, 2012(e)	$12.82	0.27	0.93	1.20	(0.23)	(0.14)	(0.37)	–	$13.65	9.39%	$745,443,923	0.58%	2.00%	0.58%	6.08%
Year Ended December 31, 2011(e)	$12.99	0.24	(0.11)	0.13	(0.28)	(0.02)	(0.30)	–	$12.82	0.88%	$501,888,883	0.58%	1.84%	0.58%	11.93%
Year Ended December 31, 2010(e)	$12.03	0.25	0.91	1.16	(0.17)	(0.03)	(0.20)	–	$12.99	9.81%	$283,290,549	0.61%	2.00%	0.61%	4.07%
Period Ended December 31, 2009(e)(f)	$10.00	0.27	2.04	2.31	(0.19)	(0.09)	(0.28)	–	$12.03	23.15%	$61,551,626	0.66%	2.94%	0.75%	14.53%

Class P Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$13.63	–	0.66	0.66	–	–	–	–	$14.29	4.84%	$3,381,618	0.42%	(0.05)%	0.42%	3.69%
Period Ended December 31, 2012(e)(g)	$13.58	0.33	0.12	0.45	(0.26)	(0.14)	(0.40)	–	$13.63	3.34%	$881,912	0.43%	3.68%	0.43%	6.08%

Class VI Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$13.66	(0.01)	0.65	0.64	–	–	–	–	$14.30	4.69%	$957,839	0.57%	(0.20)%	0.57%	3.69%
Year Ended December 31, 2012(e)	$12.82	0.28	0.93	1.21	(0.23)	(0.14)	(0.37)	–	$13.66	9.48%	$1,006,044	0.58%	2.10%	0.58%	6.08%
Year Ended December 31, 2011(e)	$12.99	0.22	(0.09)	0.13	(0.28)	(0.02)	(0.30)	–	$12.82	0.87%	$448,086	0.57%	1.71%	0.57%	11.93%
Period Ended December 31, 2010(e)(h)	$12.47	0.22	0.45	0.67	(0.12)	(0.03)	(0.15)	–	$12.99	5.51%	$589,313	0.51%	2.59%	0.51%	4.07%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a wholewithout distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.
(h)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered fixed interest contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Fixed Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2013, the rate was 3.50%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Nationwide Fixed Contract has been valued each day at par, which is deemed to be fair value and categorized as a level 2 investment within the hierarchy. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$98,355,790	$—	$98,355,790
Mutual Funds	792,265,176	—	—	792,265,176
Total	$792,265,176	$98,355,790	$—	$890,620,966

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $111,343 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $1,435.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2013, NFS received $614,682 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $0 and $26, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT International Index Fund, Class Y	$101,478,975	$12,612,710	$1,828,853	$–	$243,902	$115,474,889
NVIT Mid Cap Market Index Fund, Class Y	61,595,315	2,329,020	2,005,443	–	547,705	70,943,841
NVIT S&P 500 Index Fund, Class Y	186,106,647	11,162,490	961,131	–	265,065	222,349,407
NVIT Small Cap Index Fund, Class Y	30,756,587	959,291	87,573	–	23,131	36,570,611
NVIT Bond Index Fund, Class Y	205,853,593	50,364,029	459,744	–	15,398	249,068,036
NVIT Enhanced Income Fund, Class Y	58,709,523	12,770,231	54,263	–	(1,273)	71,341,592
NVIT Short-Term Bond Fund, Class Y	–	26,862,198	–	–	–	26,516,800
NVIT Money Market Fund, Class Y	22,009,396	2,751,613	24,761,009	–	–	–
Nationwide Fixed Contract	81,182,918	16,315,777	287,520	1,519,497	–	98,355,790

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $136,127,359 and sales of $30,445,536 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$818,873,563	$76,746,677	$(4,999,274)	$71,747,403

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that while the NVIT Investor Destination Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees), taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year, were below their expense group medians. The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees further noted that the total expense ratios (excluding 12b-1/non-12b-1 fees) for all of the Funds are in the first quintile of the Funds’ expense groups, reflecting the Funds’ relatively low total expenses as compared to peer funds.

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below the performance universe median for the three-year period ended September 30, 2012. The Trustees noted management’s

21

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the Funds are managed to produce total return performance principally by investing relatively fixed asset allocations over time in the Funds’ five core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively. The Trustees considered management’s belief that the Funds generally provide cost-effective investment vehicles offering exposures to specified asset classes over the long term at differing intended levels of risk.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT Investor Destinations Capital

Appreciation Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-CAP (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and

20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Investor Destinations Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Investor Destinations Capital Appreciation Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual		1,000.00	1,069.60	2.92	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual		1,000.00	1,070.40	2.16	0.42
	Hypothetical	[c]	1,000.00	1,022.71	2.11	0.42
Class VI Shares	Actual		1,000.00	1,068.90	2.92	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Investor Destinations Capital Appreciation Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	70.1%
Fixed Income Funds	22.9%
Fixed Contract	7.0%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT S&P 500 Index Fund	33.2%
NVIT Bond Index Fund	19.9%
NVIT International Index Fund	19.5%
NVIT Mid Cap Index Fund	11.1%
Nationwide Fixed Contract	7.0%
NVIT Small Cap Index Fund	6.3%
NVIT Short-Term Bond Fund	3.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 93.0%

	Shares	Market Value

Equity Funds 70.1%
NVIT International Index Fund, Class Y (a)	29,682,444	$257,346,793
NVIT Mid Cap Index Fund, Class Y (a)	6,742,150	146,911,441
NVIT S&P 500 Index Fund, Class Y (a)	38,752,897	436,745,150
NVIT Small Cap Index Fund, Class Y (a)	6,953,986	82,543,811

Total Equity Funds (cost $764,389,293)		923,547,195

Fixed Income Funds 22.9%
NVIT Bond Index Fund, Class Y (a)	24,721,850	262,051,611
NVIT Short-Term Bond Fund, Class Y (a)	3,713,412	38,990,827

Total Fixed Income Funds (cost $305,302,020)		301,042,438

Total Mutual Funds (cost $1,069,691,313)		1,224,589,633

Fixed Contract 7.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)	$92,713,831	92,713,831

Total Fixed Contract (cost $92,713,831)		92,713,831

Total Investments (cost $1,162,405,144) (c) — 100.0%		1,317,303,464

Liabilities in excess of other assets — 0.0% †		(608,463)

NET ASSETS — 100.0%		$1,316,695,001

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $1,162,405,144)	$1,317,303,464
Receivable for capital shares issued	587,401
Prepaid expenses	10,307

Total Assets	1,317,901,172

Liabilities:
Payable for investments purchased	585,829
Payable for capital shares redeemed	1,240
Accrued expenses and other payables:
Investment advisory fees	141,605
Fund administration fees	27,833
Distribution fees	272,319
Administrative servicing fees	152,339
Accounting and transfer agent fees	178
Trustee fees	377
Custodian fees	7,372
Compliance program costs (Note 3)	1,102
Professional fees	8,822
Printing fees	6,846
Other	309

Total Liabilities	1,206,171

Net Assets	$1,316,695,001

Represented by:
Capital	$1,132,966,959
Accumulated distributions in excess of net investment loss	(1,397,371)
Accumulated net realized gains from affiliated investments	30,227,093
Net unrealized appreciation/(depreciation) from investments in affiliates	154,898,320

Net Assets	$1,316,695,001

Net Assets:
Class II Shares	$1,314,314,788
Class P Shares	1,364,815
Class VI Shares	1,015,398

Total	$1,316,695,001

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	81,489,526
Class P Shares	84,712
Class VI Shares	62,905

Total	81,637,143

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$16.13
Class P Shares	$16.11
Class VI Shares	$16.14

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
INVESTMENT INCOME:
Interest income from affiliates	$1,344,132

Total Income	1,344,132

EXPENSES:
Investment advisory fees	834,642
Fund administration fees	161,785
Distribution fees Class II Shares	1,602,645
Distribution fees Class P Shares	1,346
Distribution fees Class VI Shares	1,106
Administrative servicing fees Class II Shares	961,591
Administrative servicing fees Class VI Shares	664
Professional fees	25,936
Printing fees	8,988
Trustee fees	23,015
Custodian fees	22,952
Accounting and transfer agent fees	69
Compliance program costs (Note 3)	2,254
Other	17,354

Total Expenses	3,664,347

NET INVESTMENT LOSS	(2,320,215)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from affiliated investments	10,397,712
Net change in unrealized appreciation/(depreciation) from investments in affiliates	76,041,111

Net realized/unrealized gains from affiliated investments	86,438,823

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$84,118,608

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Capital Appreciation Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(2,320,215)	$20,319,960
Net realized gains from affiliated investments	10,397,712	20,700,299
Net change in unrealized appreciation/(depreciation) from investments in affiliates	76,041,111	82,146,113

Change in net assets resulting from operations	84,118,608	123,166,372

Distributions to Shareholders From:
Net investment income:
Class II	–	(20,184,153)
Class P	–	(9,631	)(a)
Class VI	–	(9,545)
Net realized gains:
Class II	–	(13,363,479)
Class P	–	(2,731	)(a)
Class VI	–	(9,028)

Change in net assets from shareholder distributions	–	(33,578,567)

Change in net assets from capital transactions	29,427,349	192,872,189

Change in net assets	113,545,957	282,459,994

Net Assets:
Beginning of period	1,203,149,044	920,689,050

End of period	$1,316,695,001	$1,203,149,044

Accumulated undistributed (distributions in excess of) net investment income/(loss) at end of period	$(1,397,371)	$922,844

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$50,203,477	$200,165,944
Dividends reinvested	–	33,547,632
Cost of shares redeemed	(21,720,016)	(41,573,721)

Total Class II Shares	28,483,461	192,139,855

Class P Shares
Proceeds from shares issued	593,996	721,900	(a)
Dividends reinvested	–	12,362	(a)
Cost of shares redeemed	(17,265)	(10,863	)(a)

Total Class P Shares	576,731	723,399	(a)

Class VI Shares
Proceeds from shares issued	672,666	294,606
Dividends reinvested	–	18,573
Cost of shares redeemed	(305,509)	(304,244)

Total Class VI Shares	367,157	8,935

Change in net assets from capital transactions	$29,427,349	$192,872,189

(a)	For the period May 1, 2012 (commencement of operations) through December 31, 2012.

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Capital Appreciation Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	3,153,147	13,702,281
Reinvested	–	2,219,929
Redeemed	(1,350,379)	(2,838,546)

Total Class II Shares	1,802,768	13,083,664

Class P Shares
Issued	37,325	48,378	(a)
Reinvested	–	819	(a)
Redeemed	(1,080)	(730	)(a)

Total Class P Shares	36,245	48,467	(a)

Class VI Shares
Issued	42,792	20,569
Reinvested	–	1,229
Redeemed	(19,419)	(20,539)

Total Class VI Shares	23,373	1,259

Total change in shares	1,862,386	13,133,390

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	For the period May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Capital Appreciation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$15.08	(0.03)	1.08	1.05	–	–	–	–	$16.13	6.96%	$1,314,314,788	0.57%	(0.36)%	0.57%	7.19%
Year Ended December 31, 2012(e)	$13.82	0.27	1.42	1.69	(0.26)	(0.17)	(0.43)	–	$15.08	12.25%	$1,201,822,683	0.57%	1.84%	0.57%	9.92%
Year Ended December 31, 2011(e)	$14.24	0.26	(0.38)	(0.12)	(0.29)	(0.01)	(0.30)	–	$13.82	(0.94)%	$920,160,293	0.57%	1.80%	0.57%	11.61%
Year Ended December 31, 2010(e)	$12.91	0.25	1.28	1.53	(0.17)	(0.03)	(0.20)	–	$14.24	12.03%	$434,945,360	0.59%	1.91%	0.59%	2.76%
Period Ended December 31, 2009(e)(f)	$10.00	0.30	2.87	3.17	(0.19)	(0.07)	(0.26)	–	$12.91	31.81%	$117,422,891	0.60%	3.10%	0.63%	9.87%

Class P Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$15.05	(0.02)	1.08	1.06	–	–	–	–	$16.11	7.04%	$1,364,815	0.42%	(0.21)%	0.42%	7.19%
Period Ended December 31, 2012(e)(g)	$14.91	0.62	(0.01)	0.61	(0.30)	(0.17)	(0.47)	–	$15.05	4.15%	$729,593	0.42%	6.22%	0.42%	9.92%

Class VI Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$15.10	(0.03)	1.07	1.04	–	–	–	–	$16.14	6.89%	$1,015,398	0.57%	(0.36)%	0.57%	7.19%
Year Ended December 31, 2012(e)	$13.82	0.22	1.47	1.69	(0.24)	(0.17)	(0.41)	–	$15.10	12.30%	$596,768	0.57%	1.47%	0.57%	9.92%
Year Ended December 31, 2011(e)	$14.23	0.17	(0.30)	(0.13)	(0.27)	(0.01)	(0.28)	–	$13.82	(0.98)%	$528,757	0.57%	1.22%	0.57%	11.61%
Period Ended December 31, 2010(e)(h)	$13.49	0.20	0.70	0.90	(0.13)	(0.03)	(0.16)	–	$14.23	6.81%	$235,246	0.50%	2.21%	0.50%	2.76%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.
(h)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered fixed interest contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Fixed Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2013, the rate was 3.50%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Nationwide Fixed Contract has been valued each day at par, which is deemed to be fair value and categorized as a level 2 investment within the hierarchy. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$92,713,831	$—	$92,713,831
Mutual Funds	1,224,589,633	—	—	1,224,589,633
Total	$1,224,589,633	$92,713,831	$—	$1,317,303,464

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $161,785 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $2,254.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class VI, and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2013, NFS received $962,255 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $1,583 and $0, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT International Index Fund, Class Y	$249,581,496	$39,510,704	$13,161,623	$—	$1,597,015	$257,346,793
NVIT Mid Cap Index Fund, Class Y	135,416,242	2,289,066	10,352,228	—	2,954,904	146,911,441
NVIT S&P 500 Index Fund, Class Y	392,403,072	6,867,199	16,667,621	—	5,037,922	436,745,150
NVIT Small Cap Index Fund, Class Y	73,710,868	1,248,582	4,004,764	—	1,165,064	82,543,811
NVIT Bond Index Fund, Class Y	234,956,863	34,825,923	502,287	—	24,380	262,051,611
NVIT Enhanced Income Fund, Class Y	46,900,739	832,388	47,781,692	—	(381,573)	—
NVIT Short-Term Bond Fund, Class Y	—	12,077,881	—	—	—	38,990,827
Nationwide Fixed Contract	70,759,144	20,827,664	150,686	1,344,132	—	92,713,831

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $118,479,407 and sales of $92,620,901 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,162,567,533	$158,999,745	$(4,263,814)	$154,735,931

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that while the NVIT Investor Destination Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees), taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year, were below their expense group medians. The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees further noted that the total expense ratios (excluding 12b-1/non-12b-1 fees) for all of the Funds are in the first quintile of the Funds’ expense groups, reflecting the Funds’ relatively low total expenses as compared to peer funds.

21

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below the performance universe median for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the Funds are managed to produce total return performance principally by investing relatively fixed asset allocations over time in the Funds’ five core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively. The Trustees considered management’s belief that the Funds generally provide cost-effective investment vehicles offering exposures to specified asset classes over the long term at differing intended levels of risk.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries,
Inc. from 2004 to 2010, Albany International Corp.
(paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc.
				(specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT Investor Destinations Conservative Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-CON (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and

20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program.

While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Investor Destinations Conservative Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual		1,000.00	1,012.50	2.84	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual		1,000.00	1,013.50	2.10	0.42
	Hypothetical	[c]	1,000.00	1,022.71	2.11	0.42
Class VI Shares	Actual		1,000.00	1,011.60	2.84	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Investor Destinations Conservative Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Fixed Income Funds	57.0%
Fixed Contract	21.0%
Equity Funds	20.0%
Money Market Fund	2.0%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Bond Index Fund, Class Y	40.0%
Nationwide Fixed Contract	21.0%
NVIT Enhanced Income Fund, Class Y	14.0%
NVIT S&P 500 Index Fund, Class Y	12.0%
NVIT International Index Fund, Class Y	5.0%
NVIT Short-Term Bond Fund, Class Y	3.0%
NVIT Mid Cap Index Fund, Class Y	3.0%
NVIT Money Market Fund, Class Y	2.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 79.0%

	Shares	Market Value

Equity Funds 20.0%
NVIT International Index Fund, Class Y (a)	4,584,464	$39,747,306
NVIT Mid Cap Index Fund, Class Y (a)	1,106,844	24,118,128
NVIT S&P 500 Index Fund, Class Y (a)	8,488,182	95,661,806

Total Equity Funds (cost $129,696,651)		159,527,240

Fixed Income Funds 57.0%
NVIT Bond Index Fund, Class Y (a)	30,164,898	319,747,922
NVIT Enhanced Income Fund, Class Y (a)	11,403,205	111,637,377
NVIT Short-Term Bond Fund, Class Y (a)	2,299,898	24,148,933

Total Fixed Income Funds (cost $457,630,319)		455,534,232

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	16,165,215	16,165,215

Total Money Market Fund (cost $16,165,215)		16,165,215

Total Mutual Funds (cost $603,492,185)		631,226,687

Fixed Contract 21.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(c)	$167,551,854	167,551,854

Total Fixed Contract (cost $167,551,854)		167,551,854

Total Investments (cost $771,044,039) (d) — 100.0%		798,778,541

Liabilities in excess of other assets — 0.0%†		(383,644)

NET ASSETS — 100.0%		$798,394,897

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $771,044,039)	$798,778,541
Receivable for capital shares issued	554,408
Prepaid expenses	6,343

Total Assets	799,339,292

Liabilities:
Payable for investments purchased	528,974
Payable for capital shares redeemed	25,232
Accrued expenses and other payables:
Investment advisory fees	86,276
Fund administration fees	18,348
Distribution fees	165,919
Administrative servicing fees	96,595
Accounting and transfer agent fees	240
Trustee fees	229
Custodian fees	4,971
Compliance program costs (Note 3)	706
Professional fees	8,155
Printing fees	8,473
Other	277

Total Liabilities	944,395

Net Assets	$798,394,897

Represented by:
Capital	$744,496,985
Accumulated undistributed net investment income	1,492,251
Accumulated net realized gains from affiliated investments	24,671,159
Net unrealized appreciation/(depreciation) from investments in affiliates	27,734,502

Net Assets	$798,394,897

Net Assets:
Class II Shares	$785,529,280
Class P Shares	875,786
Class VI Shares	11,989,831

Total	$798,394,897

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	74,616,286
Class P Shares	83,266
Class VI Shares	1,143,767

Total	75,843,319

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.53
Class P Shares	$10.52
Class VI Shares	$10.48

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Investor Destinations Conservative Fund
INVESTMENT INCOME:
Interest income from affiliates	$2,849,082

Total Income	2,849,082

EXPENSES:
Investment advisory fees	516,767
Fund administration fees	108,448
Distribution fees Class II Shares	970,613
Distribution fees Class P Shares	1,016
Distribution fees Class VI Shares	22,162
Administrative servicing fees Class II Shares	582,371
Administrative servicing fees Class VI Shares	13,297
Professional fees	18,416
Printing fees	8,872
Trustee fees	14,114
Custodian fees	14,819
Compliance program costs (Note 3)	1,415
Other	11,626

Total expenses before earnings credit	2,283,936

Earnings credit (Note 6)	(37)

Net Expenses	2,283,899

NET INVESTMENT INCOME	565,183

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from affiliated investments	13,144,197
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(4,396,101)

Net realized/unrealized gains from affiliated investments	8,748,096

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,313,279

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Conservative Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$565,183	$13,883,117
Net realized gains from affiliated investments	13,144,197	12,588,816
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(4,396,101)	9,335,778

Change in net assets resulting from operations	9,313,279	35,807,711

Distributions to Shareholders From:
Net investment income:
Class II	–	(13,321,379)
Class P	–	(13,437	)(a)
Class VI	–	(286,599)
Net realized gains:
Class II	–	(9,733,624)
Class P	–	(6,574	)(a)
Class VI	–	(232,363)

Change in net assets from shareholder distributions	–	(23,593,976)

Change in net assets from capital transactions	(3,581,892)	135,995,549

Change in net assets	5,731,387	148,209,284

Net Assets:
Beginning of period	792,663,510	644,454,226

End of period	$798,394,897	$792,663,510

Accumulated undistributed net investment income at end of period	$1,492,251	$927,068

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$58,515,989	$174,792,967
Dividends reinvested	–	23,055,003
Cost of shares redeemed	(57,193,824)	(60,327,451)

Total Class II Shares	1,322,165	137,520,519

Class P Shares
Proceeds from shares issued	302,873	838,733	(a)
Dividends reinvested	–	20,011	(a)
Cost of shares redeemed	(206,599)	(84,708	)(a)

Total Class P Shares	96,274	774,036	(a)

Class VI Shares
Proceeds from shares issued	9,078,271	3,809,725
Dividends reinvested	–	518,962
Cost of shares redeemed	(14,078,602)	(6,627,693)

Total Class VI Shares	(5,000,331)	(2,299,006)

Change in net assets from capital transactions	$(3,581,892)	$135,995,549

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Conservative Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	5,517,938	16,737,299
Reinvested	–	2,207,025
Redeemed	(5,417,264)	(5,759,878)

Total Class II Shares	100,674	13,184,446

Class P Shares
Issued	28,711	80,296	(a)
Reinvested	–	1,920	(a)
Redeemed	(19,699)	(7,962	)(a)

Total Class P Shares	9,012	74,254	(a)

Class VI Shares
Issued	857,675	365,689
Reinvested	–	49,905
Redeemed	(1,333,319)	(639,996)

Total Class VI Shares	(475,644)	(224,402)

Total change in shares	(365,958)	13,034,298

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)	Portfolio Turnover(c)
Class II Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$10.40	0.01	0.12	0.13	–	–	–	–	$10.53	1.25%	$785,529,280	0.57%	0.14%	0.57%	10.00%
Year Ended December 31, 2012(d)	$10.20	0.20	0.32	0.52	(0.18)	(0.14)	(0.32)	–	$10.40	5.18%	$775,121,597	0.58%	1.95%	0.58%	12.44%
Year Ended December 31, 2011(d)	$10.19	0.20	0.09	0.29	(0.25)	(0.03)	(0.28)	–	$10.20	2.93%	$625,729,851	0.58%	1.98%	0.58%	15.78%
Year Ended December 31, 2010(d)	$9.87	0.21	0.36	0.57	(0.22)	(0.03)	(0.25)	–	$10.19	5.89%	$488,007,697	0.58%	2.10%	0.58%	11.91%
Year Ended December 31, 2009(d)	$9.27	0.24	0.59	0.83	(0.18)	(0.05)	(0.23)	–	$9.87	9.08%	$389,117,123	0.57%	2.55%	0.57%	42.55%
Year Ended December 31, 2008	$10.40	0.30	(0.91)	(0.61)	(0.34)	(0.18)	(0.52)	–	$9.27	(6.02)%	$338,713,566	0.56%	3.04%	0.56%	24.69%

Class P Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$10.38	0.02	0.12	0.14	–	–	–	–	$10.52	1.35%	$875,786	0.42%	0.29%	0.42%	10.00%
Period Ended December 31, 2012(d)(e)	$10.50	0.28	(0.05)	0.23	(0.21)	(0.14)	(0.35)	–	$10.38	2.24%	$771,093	0.42%	3.99%	0.42%	12.44%

Class VI Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$10.36	0.01	0.11	0.12	–	–	–	–	$10.48	1.16%	$11,989,831	0.57%	0.14%	0.57%	10.00%
Year Ended December 31, 2012(d)	$10.16	0.18	0.34	0.52	(0.18)	(0.14)	(0.32)	–	$10.36	5.16%	$16,770,820	0.58%	1.76%	0.58%	12.44%
Year Ended December 31, 2011(d)	$10.15	0.20	0.09	0.29	(0.25)	(0.03)	(0.28)	–	$10.16	2.94%	$18,724,375	0.58%	1.94%	0.58%	15.78%
Year Ended December 31, 2010(d)	$9.83	0.22	0.36	0.58	(0.23)	(0.03)	(0.26)	–	$10.15	5.93%	$17,466,628	0.58%	2.20%	0.58%	11.91%
Year Ended December 31, 2009(d)	$9.22	0.25	0.59	0.84	(0.18)	(0.05)	(0.23)	–	$9.83	9.25%	$11,866,947	0.57%	2.64%	0.57%	42.55%
Year Ended December 31, 2008	$10.36	0.32	(0.94)	(0.62)	(0.34)	(0.18)	(0.52)	–	$9.22	(6.17)%	$7,583,478	0.55%	3.14%	0.55%	24.69%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered fixed interest contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Fixed Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by suchUnderlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2013, the rate was 3.50%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Nationwide Fixed Contract has been valued each day at par, which is deemed to be fair value and categorized as a level 2 investment within the hierarchy. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$167,551,854	$—	$167,551,854
Mutual Funds	631,226,687	—	—	631,226,687
Total	$631,226,687	$167,551,854	$—	$798,778,541

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When the fair value factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on the primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $108,448 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $1,415.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2013, NFS received $595,668 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $43,492 and $0, respectively.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT International Index Fund, Class Y	$41,858,429	$3,078,447	$6,772,241	$—	$2,677,488	$39,747,306
NVIT Mid Cap Market Index Fund, Class Y	24,772,354	1,012,069	5,186,067	—	1,500,179	24,118,128
NVIT S&P 500 Index Fund, Class Y	95,786,809	4,022,008	17,035,568	—	8,428,639	95,661,806
NVIT Bond Index Fund, Class Y	315,138,914	26,351,282	12,945,007	—	714,638	319,747,922
NVIT Enhanced Income Fund, Class Y	110,099,651	8,822,577	7,162,792	—	(174,458)	111,637,377
NVIT Short-Term Bond Fund, Class	—	24,716,414	243,903	—	(2,289)	24,148,933
NVIT Money Market Fund, Class Y	39,309,386	648,339	23,792,510	—	—	16,165,215
Nationwide Fixed Contract	166,089,833	11,318,538	12,273,297	2,849,082	—	167,551,854

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of the greater of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $79,696,674 and sales of $85,411,385 (excluding short-term securities).

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$771,669,413	$29,246,273	$(2,137,145)	$27,109,128

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that while the NVIT Investor Destination Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees), taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year, were below their expense group medians. The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees further noted that the total expense ratios (excluding 12b-1/non-12b-1 fees) for all of the Funds are in the first quintile of the Funds’ expense groups, reflecting the Funds’ relatively low total expenses as compared to peer funds.

21

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below the performance universe median for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the Funds are managed to produce total return performance principally by investing relatively fixed asset allocations over time in the Funds’ five core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively. The Trustees considered management’s belief that the Funds generally provide cost-effective investment vehicles offering exposures to specified asset classes over the long term at differing intended levels of risk.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseenby Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT Investor Destinations Managed Growth & Income Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

22	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MGI (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and

20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Investor Destinations Managed Growth and Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2013 (commencement of operations)) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2013 (commencement of operations) through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2013 (commencement of operations) through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Investor Destinations Managed Growth and Income Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class II Shares	Actual[b]	1,000.00	979.00	0.71	0.43
	Hypothetical[c,d]	1,000.00	1,022.66	2.16	0.43

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2013 through June 30, 2013 to reflect the period from commencement of operations.

[c]

Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[d]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Investor Destinations Managed Growth and Income Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Fixed Income Funds	47.7%
Equity Funds	47.6%
Money Market Fund	4.2%
Other assets in excess of liabilities	0.5%

100.0%

Top Holdings ††
NVIT Bond Index Fund, Class Y	26.7%
NVIT S&P 500 Index Fund, Class Y	24.1%
NVIT Short-Term Bond Fund, Class Y	13.5%
NVIT International Index Fund, Class Y	12.1%
NVIT Enhanced Income Fund, Class Y	7.8%
NVIT Mid Cap Index Fund, Class Y	7.7%
Fidelity Institutional Money Market Fund — Institutional Class	4.2%
NVIT Small Cap Index Fund, Class Y	3.9%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund

Mutual Funds 99.5%

	Shares	Market Value

Equity Funds 47.6%
NVIT International Index Fund, Class Y (a)	204,159	$1,770,062
NVIT Mid Cap Index Fund, Class Y (a)	51,628	1,124,967
NVIT S&P 500 Index Fund, Class Y (a)	311,243	3,507,711
NVIT Small Cap Index Fund, Class Y (a)	47,998	569,742

Total Equity Funds (cost $7,060,662)		6,972,482

Fixed Income Funds 47.7%
NVIT Bond Index Fund, Class Y (a)	367,581	3,896,364
NVIT Enhanced Income Fund, Class Y (a)	115,603	1,131,758
NVIT Short-Term Bond Fund, Class Y (a)	187,451	1,968,237

Total Fixed Income Funds (cost $7,088,517)		6,996,359

Money Market Fund 4.2%
Fidelity Institutional Money Market Fund —Institutional Class, 0.12% (b)	609,641	609,641

Total Money Market Fund (cost $609,641)		609,641

Total Mutual Funds (cost $14,758,820)		14,578,482

Total Investments (cost $14,758,820) (c) — 99.5%		14,578,482

Other assets in excess of liabilities — 0.5%		74,991

NET ASSETS — 100.0%		$14,653,473

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(3)	Mini MSCI EAFE	09/20/13	$245,955	$(4,915)
(1)	Russell 2000 Mini Future	09/20/13	97,470	(2,108)
(6)	S&P 500 E-Mini	09/20/13	479,790	(4,579)
(1)	S&P MID 400 E-Mini	09/20/13	115,790	(1,602)

			$939,005	$(13,204)

At June 30, 2013, the Fund has $57,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund
Assets:
Investments in affiliates, at value (cost $14,149,179)	$13,968,841
Investments in non-affiliates, at value (cost $609,641)	609,641

Total Investments	14,578,482

Deposits with broker for futures contracts	57,000
Dividends receivable	46
Receivable for capital shares issued	313,008
Receivable for variation margin on futures contracts	3,186
Receivable for investment advisory fees	1,329
Prepaid organization and offering costs	5,247

Total Assets	14,958,298

Liabilities:
Payable for investments purchased	297,349
Payable for capital shares redeemed	7
Accrued expenses and other payables:
Fund administration fees	182
Distribution fees	2,258
Administrative servicing fees	389
Accounting and transfer agent fees	34
Custodian fees	44
Compliance program costs (Note 2)	4
Professional fees	3,026
Printing fees	1,391
Other	141

Total Liabilities	304,825

Net Assets	$14,653,473

Represented by:
Capital	$14,902,016
Accumulated net investment loss	(5,674)
Accumulated net realized losses from affiliated investments and futures transactions	(49,327)
Net unrealized appreciation/(depreciation) from investments in affiliates	(180,338)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(13,204)

Net Assets	$14,653,473

Net Assets:
Class II Shares	$14,653,473

Total	$14,653,473

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,496,294

Total	1,496,294

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.79

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Period Ended June 30, 2013 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund (a)
INVESTMENT INCOME:
Interest income from affiliates	$251
Dividend income from non-affiliates	72

Total Income	323

EXPENSES:
Organization and offering costs	205
Investment advisory fees	2,055
Fund administration fees	288
Distribution fees	3,426
Administrative servicing fees	476
Professional fees	3,026
Printing fees	1,482
Trustee fees	78
Custodian fees	221
Accounting and transfer agent fees	34
Compliance program costs (Note 3)	4
Other	144

Total expenses before earnings credit and expenses reimbursed	11,439

Earnings credit (Note 5)	(176)
Expenses reimbursed by adviser (Note 3)	(5,266)

Net Expenses	5,997

NET INVESTMENT LOSS	(5,674)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	176
Net realized losses from futures transactions (Note 2)	(49,503)

Net realized losses from affiliated investments and futures transactions	(49,327)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(180,338)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(13,204)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(193,542)

Net realized/unrealized losses from affiliated investments and futures transactions	(242,869)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(248,543)

(a)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

9

Statement of Changes in Net Assets

NVIT Investor Destinations Managed Growth and Income Fund
Period ended June 30, 2013 (a) (Unaudited)
Operations:
Net investment loss	$(5,674)
Net realized losses from affiliated investments and futures transactions	(49,327)
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(193,542)

Change in net assets resulting from operations	(248,543)

Change in net assets from capital transactions	14,902,016

Change in net assets	14,653,473

Net Assets:
Beginning of period	–

End of period	$14,653,473

Accumulated net investment loss at end of period	$(5,674)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$14,902,097
Dividends reinvested	–
Cost of shares redeemed	(81)

Total Class II Shares	14,902,016

Change in net assets from capital transactions	$14,902,016

SHARE TRANSACTIONS:
Class II Shares
Issued	1,496,302
Reinvested	–
Redeemed	(8)

Total Class II Shares	1,496,294

Total change in shares	1,496,294

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth and Income Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Losses from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Loss to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class II Shares
Period Ended June 30, 2013(d)(e) (Unaudited)	$10.00	(0.01)	(0.20)	(0.21)	–	–	$9.79	(2.10)%	$14,653,473	0.44%	(0.42)%	0.82%	6.11%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Managed Growth & Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered fixed interest contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on May 1, 2013.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Fixed Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

During the period ended June 30, 2013, the Fund invested in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2013, the rate was 3.50%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Nationwide Fixed Contract has been valued each day at par, which is deemed to be fair value and categorized as a level 2 investment within the hierarchy. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

(b)	Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 0.45%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(13,204)
Total		$(13,204)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$(49,503)
Total	$(49,503)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Period Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(13,204)
Total	$(13,204)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the period from May 1, 2013 (commencement of operations) through June 30, 2013.

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(13,204)	$—	$(13,204)
Total	$(13,204)	$—	$(13,204)

Amounts designated as “—” are zero or have been rounded to zero.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (1)	Net Amount
UBS AG	$(13,204)	$—	$13,204	$—
Total	$(13,204)	$—	$13,204	$—

(1)	The collateral pledged is a portion of the deposit held with the broker as shown on the Statement of Assets and Liabilities as of June 30, 2013.

Amounts designated as “—” are zero or have been rounded to zero.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable,

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the period ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.15% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended June 30, 2013 Amount	Total
$ 5,266	$5,266

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

During the period ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended June 30, 2013, NFM received $288 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2013, the Fund’s portion of such costs amounted to $4.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II.

For the period ended June 30, 2013, NFS received $476 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the period from May 1, 2013 (commencement of operations) through June 30, 2013 were as follows:

Affiliated Issuer	Market Value at April 30, 2013	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT International Index Fund, Class Y	$—	$1,841,584	$1,887	$—	$12	$1,770,062
NVIT Mid Cap Index Fund, Class Y	—	1,132,166	2,475	—	21	1,124,967
NVIT S&P 500 Index Fund, Class Y	—	3,538,018	11,123	—	123	3,507,711
NVIT Small Cap Index Fund, Class Y	—	566,083	1,879	—	20	569,742
NVIT Bond Index Fund, Class Y	—	3,971,633	2	—	—	3,896,364
NVIT Enhanced Income Fund, Class Y	—	1,133,483	119	—	—	1,131,758
NVIT Short-Term Bond Fund, Class Y	—	1,983,729	208	—	—	1,968,237
Nationwide Fixed Contract	—	522,500	522,751	251	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement. The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the period ended June 30, 2013, the Fund had purchases of $14,689,196 and sales of $540,444 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities excluding derivative contracts and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$14,758,820	$5,518	$(185,856)	$(180,338)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2013 (Unaudited)

Approval of Advisory and Subadvisory Agreements

At the March 14, 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Investor Destinations Managed Growth & Income Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with BlackRock Investment Management, LLC (“BlackRock,” and, together with NFA, the “Advisers”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Advisers in advance of the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with NFA, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees considered that the Fund is a fund of funds, and that NFA would manage the Fund’s asset allocation process. They considered information regarding the proposed investment strategy and approach of NFA, the experience of the proposed management team, and the services NFA was prepared to provide to the Fund. They considered the proposed advisory fee to be paid by the Fund to NFA and fees paid by other comparable funds. They noted that the proposed fee was above the median of the Fund’s peers, but concluded that the services provided by NFA included not only an asset allocation strategy, but also a volatility overlay strategy, to be managed by a sub-adviser paid by NFA.

The Trustees reviewed information provided by the Advisers as to BlackRock’s past performance and BlackRock’s personnel that would be serving the Fund. The Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and fee arrangements, and the fact that NFA would pay BlackRock out of its advisory fees. In considering the appointment of BlackRock as sub-adviser to the Fund, the Trustees considered NFA’s statement that BlackRock would be required to implement the Fund’s volatility overlay, requiring extensive experience with derivatives markets and trading, and that it considered BlackRock to have the requisite experience and personnel. They considered information as to BlackRock’s experience in managing other volatility-managed funds. They considered that BlackRock would be required to manage the Fund’s cash portfolio, and that NFA considers BlackRock to have a strong cash management capability. The Trustees considered information as to the level of subadvisory fees to be paid to BlackRock and determined that they appeared reasonable in light of the nature and quality of the services expected to be provided.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by the Advisers were consistent with the terms of the Advisory Agreements;

—	The prospects for satisfactory investment performance were reasonable;

—	The fees to be paid by the Fund to NFA and its affiliates appeared to be reasonable in light of the information provided; and

—	Profitability should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders and unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals)
				from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT Investor Destinations Managed Growth Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

22	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MGR (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Investor Destinations Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2013 (commencement of operations)) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2013 (commencement of operations) through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2013 (commencement of operations) through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Investor Destinations Managed Growth Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class II Shares	Actual	[b]	1,000.00	978.00	0.73	0.44
	Hypothetical	[c,d]	1,000.00	1,022.61	2.21	0.44

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]	Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from May 1, 2013 through June 30, 2013 to reflect the period from commencement of operations.

[c]

Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[d]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Investor Destinations Managed Growth Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Equity Funds	57.2%
Fixed Income Funds	38.3%
Money Market Fund	3.5%
Other assets in excess of liabilities	1.0%

100.0%

Top Holdings ††
NVIT S&P 500 Index Fund, Class Y	28.1%
NVIT Bond Index Fund, Class Y	23.1%
NVIT International Index Fund, Class Y	15.1%
NVIT Short-Term Bond Fund, Class Y	10.7%
NVIT Mid Cap Index Fund, Class Y	9.7%
NVIT Small Cap Index Fund, Class Y	4.9%
NVIT Enhanced Income Fund, Class Y	4.9%
Fidelity Institutional Money Market Fund—Institutional Class	3.5%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Mutual Funds 99.0%

	Shares	Market Value

Equity Funds 57.2%
NVIT International Index Fund, Class Y (a)	287,374	$2,491,531
NVIT Mid Cap Index Fund, Class Y (a)	73,786	1,607,799
NVIT S&P 500 Index Fund, Class Y (a)	412,918	4,653,585
NVIT Small Cap Index Fund, Class Y (a)	68,657	814,956

Total Equity Funds (cost $9,703,109)		9,567,871

Fixed Income Funds 38.3%
NVIT Bond Index Fund, Class Y (a)	360,568	3,822,020
NVIT Enhanced Income Fund, Class Y (a)	82,698	809,615
NVIT Short-Term Bond Fund, Class Y (a)	168,568	1,769,963

Total Fixed Income Funds (cost $6,491,194)		6,401,598

Money Market Fund 3.5%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (b)	580,251	580,251

Total Money Market Fund (cost $580,251)		580,251

Total Mutual Funds (cost $16,774,554)		16,549,720

Total Investments (cost $16,774,554) (c) — 99.0%		16,549,720

Other assets in excess of liabilities — 1.0%		167,842

NET ASSETS — 100.0%		$16,717,562

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(10)	Mini MSCI EAFE	09/20/13	$819,850	$(16,189)
(3)	Russell 2000 Mini Future	09/20/13	292,410	(8,063)
(20)	S&P 500 E-Mini	09/20/13	1,599,300	(23,470)
(5)	S&P MID 400 E-Mini	09/20/13	578,950	(15,369)

			$3,290,510	$(63,091)

At June 30, 2013, the Fund has $156,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Investor Destinations Managed Growth Fund
Assets:
Investments in affiliates, at value (cost $16,194,303)	$15,969,469
Investments in non-affiliates, at value (cost $580,251)	580,251

Total Investments	16,549,720

Deposits with broker for futures contracts	156,000
Dividends receivable	52
Receivable for capital shares issued	149,290
Receivable for variation margin on futures contracts	10,807
Receivable for investment advisory fees	1,058
Prepaid organization and offering costs	5,366

Total Assets	16,872,293

Liabilities:
Payable for investments purchased	141,804
Payable for capital shares redeemed	20
Cash overdraft (Note 2)	5,000
Accrued expenses and other payables:
Fund administration fees	211
Distribution fees	2,605
Administrative servicing fees	450
Accounting and transfer agent fees	34
Trustee fees	1
Custodian fees	44
Compliance program costs (Note 3)	4
Professional fees	3,026
Printing fees	1,391
Other	141

Total Liabilities	154,731

Net Assets	$16,717,562

Represented by:
Capital	$17,056,723
Accumulated net investment loss	(6,806)
Accumulated net realized losses from affiliated investments and futures transactions	(44,430)
Net unrealized appreciation/(depreciation) from investments in affiliates	(224,834)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(63,091)

Net Assets	$16,717,562

Net Assets:
Class II Shares	$16,717,562

Total	$16,717,562

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,709,514

Total	1,709,514

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.78

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Period Ended June 30, 2013 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (a)
INVESTMENT INCOME:
Interest income from affiliates	$182
Dividend income from non-affiliates	81

Total Income	263

EXPENSES:
Organization and offering costs	205
Investment advisory fees	2,337
Fund administration fees	328
Distribution fees Class II Shares	3,896
Administrative servicing fees Class II Shares	628
Professional fees	3,026
Printing fees	1,482
Trustee fees	94
Custodian fees	221
Accounting and transfer agent fees	34
Compliance program costs (Note 3)	4
Other	144

Total expenses before earnings credit and expenses reimbursed	12,399

Earnings credit (Note 5)	(176)
Expenses reimbursed by adviser (Note 3)	(5,154)

Net Expenses	7,069

NET INVESTMENT LOSS	(6,806)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	191
Net realized losses from futures transactions (Note 2)	(44,621)

Net realized losses from affiliated investments and futures transactions	(44,430)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(224,834)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(63,091)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(287,925)

Net realized/unrealized losses from affiliated investments and futures transactions	(332,355)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(339,161)

(a)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

9

Statement of Changes in Net Assets

NVIT Investor Destinations Managed Growth Fund
Period ended June 30, 2013 (a) (Unaudited)
Operations:
Net investment loss	$(6,806)
Net realized losses from affiliated investments and futures transactions	(44,430)
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(287,925)

Change in net assets resulting from operations	(339,161)

Change in net assets from capital transactions	17,056,723

Change in net assets	16,717,562

Net Assets:
Beginning of period	–

End of period	$16,717,562

Accumulated net investment loss at end of period	$(6,806)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$17,056,881
Dividends reinvested	–
Cost of shares redeemed	(158)

Total Class II Shares	17,056,723

Change in net assets from capital transactions	$17,056,723

SHARE TRANSACTIONS:
Class II Shares
Issued	1,709,530
Reinvested	–
Redeemed	(16)

Total Class II Shares	1,709,514

Total change in shares	1,709,514

(a)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Losses from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Loss to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class II Shares
Period Ended June 30, 2013(d)(e) (Unaudited)	$10.00	(0.01)	(0.21)	(0.22)	–	–	$9.78	(2.20)%	$16,717,562	0.46%	(0.44)%	0.78%	3.98%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Managed Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered fixed interest contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on May 1, 2013.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Fixed Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

During the period ended June 30, 2013, the Fund invested in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the period ended June 30, 2013, the rate was 3.50%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Nationwide Fixed Contract has been valued each day at par, which is deemed to be fair value and categorized as a level 2 investment within the hierarchy. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

(b)	Cash Overdraft

As of June 30, 2013, the Fund had an overdrawn balance of $5,000 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

(c)	Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 55%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized depreciation from futures contracts	$(63,091)
Total		$(63,091)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$(44,621)
Total	$(44,621)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Period Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(63,091)
Total	$(63,091)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the period from May 1, 2013 (commencement of operations) through June 30, 2013.

(d)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(63,091)	$—	$(63,091)
Total	$(63,091)	$—	$(63,091)

Amounts designated as “—” are zero or have been rounded to zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount
UBS AG	$(63,091)	$—	$63,091	$—
Total	$(63,091)	$—	$63,091	$—

(1)	The collateral pledged is a portion of the deposit held with the broker as shown on the Statement of Assets and Liabilities as of June 30, 2013.

Amounts designated as “—” are zero or have been rounded to zero.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the period ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.16% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended June 30, 2013 Amount	Total
$5,154	$5,154

During the period ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

During the period ended June 30, 2013, NFM received $328 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2013, the Fund’s portion of such costs amounted to $4.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the period ended June 30, 2013, NFS received $628 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the period from May 1, 2013 (commencement of operations) through June 30, 2013 were as follows:

Affiliated Issuer	Market Value at April 30, 2013	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT International Index Fund, Class Y	$—	$2,594,115	$1,841	$—	$12	$2,491,531
NVIT Mid Cap Index Fund, Class Y	—	1,619,858	2,727	—	25	1,607,799
NVIT S&P 500 Index Fund, Class Y	—	4,697,588	11,837	—	130	4,653,585
NVIT Small Cap Index Fund, Class Y	—	809,929	2,166	—	24	814,956
NVIT Bond Index Fund, Class Y	—	3,896,302	1	—	—	3,822,020
NVIT Enhanced Income Fund, Class Y	—	810,903	41	—	—	809,615
NVIT Short Term Bond Fund, Class Y	—	1,784,120	90	—	—	1,769,963
Nationwide Fixed Contract	—	380,000	380,182	182	—	—

Amounts designated as “—” are zero or have been rounded to zero.

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement. The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the period ended June 30, 2013, the Fund had purchases of $16,592,815 and sales of $398,885 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$16,774,554	$7,169	$(232,003)	$(224,834)

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2013 (Unaudited)

Approval of Advisory and Subadvisory Agreements

At the March 14, 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Investor Destinations Managed Growth Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with BlackRock Investment Management, LLC (“BlackRock,” and, together with NFA, the “Advisers”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Advisers in advance of the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with NFA, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees considered that the Fund is a fund of funds, and that NFA would manage the Fund’s asset allocation process. They considered information regarding the proposed investment strategy and approach of NFA, the experience of the proposed management team, and the services NFA was prepared to provide to the Fund. They considered the proposed advisory fee to be paid by the Fund to NFA and fees paid by other comparable funds. They noted that the proposed fee was above the median of the Fund’s peers, but concluded that the services provided by NFA included not only an asset allocation strategy, but also a volatility overlay strategy, to be managed by a sub-adviser paid by NFA.

The Trustees reviewed information provided by the Advisers as to BlackRock’s past performance and BlackRock’s personnel that would be serving the Fund. The Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and fee arrangements, and the fact that NFA would pay BlackRock out of its advisory fees. In considering the appointment of BlackRock as sub-adviser to the Fund, the Trustees considered NFA’s statement that BlackRock would be required to implement the Fund’s volatility overlay, requiring extensive experience with derivatives markets and trading, and that it considered BlackRock to have the requisite experience and personnel. They considered information as to BlackRock’s experience in managing other volatility-managed funds. They considered that BlackRock would be required to manage the Fund’s cash portfolio, and that NFA considers BlackRock to have a strong cash management capability. The Trustees considered information as to the level of subadvisory fees to be paid to BlackRock and determined that they appeared reasonable in light of the nature and quality of the services expected to be provided.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by the Advisers were consistent with the terms of the Advisory Agreements;

—	The prospects for satisfactory investment performance were reasonable;

—	The fees to be paid by the Fund to NFA and its affiliates appeared to be reasonable in light of the information provided; and

—	Profitability should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders and unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc.
from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004
to present, and Minerals Technology, Inc. (specialty chemicals) from
				2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT Investor Destinations Moderate Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MOD (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from

2

Important Disclosures (Continued)

sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Investor Destinations Moderate Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual		1,000.00	1,059.50	2.91	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual		1,000.00	1,059.60	2.14	0.42
	Hypothetical	[c]	1,000.00	1,022.71	2.11	0.42
Class VI Shares	Actual		1,000.00	1,058.90	2.91	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary June 30, 2013 (Unaudited)	NVIT Investor Destinations Moderate Fund

Asset Allocation †
Equity Funds	60.2%
Fixed Income Funds	31.7%
Fixed Contract	8.1%
Liabilities in excess of other assets††	0.0%

100.0%

Top Holdings †††
NVIT S&P 500 Index Fund, Class Y	29.2%
NVIT Bond Index Fund, Class Y	23.7%
NVIT International Index Fund, Class Y	15.5%
NVIT Mid Cap Index Fund, Class Y	10.3%
Nationwide Fixed Contract	8.1%
NVIT Small Cap Index Fund, Class Y	5.2%
NVIT Enhanced Income Fund, Class Y	5.0%
NVIT Short-Term Bond Fund, Class Y	3.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 91.9%

	Shares	Market Value

Equity Funds 60.2%
NVIT International Index Fund, Class Y (a)	55,195,198	$478,542,369
NVIT Mid Cap Index Fund, Class Y (a)	14,517,517	316,336,688
NVIT S&P 500 Index Fund, Class Y (a)	79,646,118	897,611,751
NVIT Small Cap Index Fund, Class Y (a)	13,511,364	160,379,885

Total Equity Funds (cost $1,371,297,351)		1,852,870,693

Fixed Income Funds 31.7%
NVIT Bond Index Fund, Class Y (a)	68,792,956	729,205,332
NVIT Enhanced Income Fund, Class Y (a)	15,775,405	154,441,219
NVIT Short-Term Bond Fund, Class Y (a)	8,726,883	91,632,273

Total Fixed Income Funds (cost $963,078,466)		975,278,824

Total Mutual Funds (cost $2,334,375,817)		2,828,149,517

Fixed Contract 8.1%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)	$249,013,270	$249,013,270

Total Fixed Contract (cost $249,013,270)		249,013,270

Total Investments (cost $2,583,389,087) (c) — 100.0%		3,077,162,787

Liabilities in excess of other assets — 0.0% †		(1,468,286)

NET ASSETS — 100.0%		$3,075,694,501

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,583,389,087)	$3,077,162,787
Cash	6,042
Receivable for capital shares issued	1,805,029
Prepaid expenses	23,784

Total Assets	3,078,997,642

Liabilities:
Payable for investments purchased	1,482,808
Payable for capital shares redeemed	321,444
Accrued expenses and other payables:
Investment advisory fees	331,186
Fund administration fees	60,364
Distribution fees	636,903
Administrative servicing fees	404,004
Accounting and transfer agent fees	1,935
Trustee fees	881
Custodian fees	19,254
Compliance program costs (Note 3)	2,651
Professional fees	17,551
Printing fees	14,394
Other	9,766

Total Liabilities	3,303,141

Net Assets	$3,075,694,501

Represented by:
Capital	$2,663,248,772
Accumulated net investment loss	(1,991,992)
Accumulated net realized losses from affiliated investments	(79,335,979)
Net unrealized appreciation/(depreciation) from investments in affiliates	493,773,700

Net Assets	$3,075,694,501

Net Assets:
Class II Shares	$3,050,945,700
Class P Shares	6,972,825
Class VI Shares	17,775,976

Total	$3,075,694,501

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	255,757,110
Class P Shares	585,266
Class VI Shares	1,497,631

Total	257,840,007

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.93
Class P Shares	$11.91
Class VI Shares	$11.87

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Investor Destinations Moderate Fund
INVESTMENT INCOME:
Interest income from affiliates	$4,021,543

Total Income	4,021,543

EXPENSES:
Investment advisory fees	1,970,024
Fund administration fees	352,326
Distribution fees Class II Shares	3,751,446
Distribution fees Class P Shares	7,846
Distribution fees Class VI Shares	29,253
Administrative servicing fees Class II Shares	2,250,879
Administrative servicing fees Class VI Shares	17,552
Professional fees	54,086
Printing fees	19,406
Trustee fees	53,467
Custodian fees	55,693
Compliance program costs (Note 3)	5,352
Other	31,474

Total expenses before earnings credit	8,598,804

Earnings credit (Note 6)	(5)

Net Expenses	8,598,799

NET INVESTMENT LOSS	(4,577,256)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	3,620,831
Net change in unrealized appreciation/(depreciation) from investments in affiliates	172,595,623

Net realized/unrealized gains from affiliated investments	176,216,454

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$171,639,198

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderate Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(4,577,256)	$48,492,954
Net realized gains from affiliated investments	3,620,831	578,856
Net change in unrealized appreciation/(depreciation) from investments in affiliates	172,595,623	254,018,797

Change in net assets resulting from operations	171,639,198	303,090,607

Distributions to Shareholders From:
Net investment income:
Class II	–	(47,635,443)
Class P	–	(98,813	)(a)
Class VI	–	(382,367)

Change in net assets from shareholder distributions	–	(48,116,623)

Change in net assets from capital transactions	(25,704,728)	(200,037,320)

Change in net assets	145,934,470	54,936,664

Net Assets:
Beginning of period	2,929,760,031	2,874,823,367

End of period	$3,075,694,501	$2,929,760,031

Accumulated undistributed net investment income/(loss) at end of period	$(1,991,992)	$2,585,264

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$71,385,467	$46,374,605
Dividends reinvested	–	47,635,443
Cost of shares redeemed	(91,266,209)	(296,601,255)

Total Class II Shares	(19,880,742)	(202,591,207)

Class P Shares
Proceeds from shares issued	1,467,525	5,149,975	(a)
Dividends reinvested	–	98,813	(a)
Cost of shares redeemed	(233,905)	(28,349	)(a)

Total Class P Shares	1,233,620	5,220,439	(a)

Class VI Shares
Proceeds from shares issued	2,359,902	3,671,740
Dividends reinvested	–	382,367
Cost of shares redeemed	(9,417,508)	(6,720,659)

Total Class VI Shares	(7,057,606)	(2,666,552)

Change in net assets from capital transactions	$(25,704,728)	$(200,037,320)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderate Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	5,994,648	4,274,953
Reinvested	–	4,219,260
Redeemed	(7,755,764)	(26,870,059)

Total Class II Shares	(1,761,116)	(18,375,846)

Class P Shares
Issued	123,462	475,221	(a)
Reinvested	–	8,768	(a)
Redeemed	(19,642)	(2,543	)(a)

Total Class P Shares	103,820	481,446	(a)

Class VI Shares
Issued	197,635	343,125
Reinvested	–	34,048
Redeemed	(801,245)	(615,922)

Total Class VI Shares	(603,610)	(238,749)

Total change in shares	(2,260,906)	(18,133,149)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)	Portfolio Turnover(c)
Class II Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$11.26	(0.02)	0.69	0.67	–	–	–	–	$11.93	5.95%	$3,050,945,700	0.57%	(0.30)%	0.57%	6.46%
Year Ended December 31, 2012(d)	$10.33	0.18	0.94	1.12	(0.19)	–	(0.19)	–	$11.26	10.81%	$2,900,799,660	0.57%	1.64%	0.57%	7.97%
Year Ended December 31, 2011(d)	$10.56	0.18	(0.18)	–	(0.23)	–	(0.23)	–	$10.33	(0.04)%	$2,850,771,347	0.57%	1.68%	0.57%	14.32%
Year Ended December 31, 2010(d)	$9.71	0.17	0.87	1.04	(0.19)	–	(0.19)	–	$10.56	10.91%	$3,023,335,082	0.57%	1.75%	0.57%	7.21%
Year Ended December 31, 2009(d)	$8.46	0.20	1.39	1.59	(0.14)	(0.20)	(0.34)	–	$9.71	19.14%	$2,753,893,536	0.56%	2.26%	0.56%	22.60%	(e)
Year Ended December 31, 2008	$12.44	0.27	(2.98)	(2.71)	(0.31)	(0.96)	(1.27)	–	$8.46	(23.20)%	$2,215,598,246	0.56%	2.41%	0.56%	19.00%

Class P Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$11.24	(0.01)	0.68	0.67	–	–	–	–	$11.91	5.96%	$6,972,825	0.42%	(0.15)%	0.42%	6.46%
Period Ended December 31, 2012(d)(f)	$11.05	0.30	0.11	0.41	(0.22)	–	(0.22)	–	$11.24	3.71%	$5,412,295	0.42%	4.00%	0.42%	7.97%

Class VI Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$11.21	(0.02)	0.68	0.66	–	–	–	–	$11.87	5.89%	$17,775,976	0.57%	(0.30)%	0.57%	6.46%
Year Ended December 31, 2012(d)	$10.28	0.17	0.95	1.12	(0.19)	–	(0.19)	–	$11.21	10.84%	$23,548,076	0.57%	1.54%	0.57%	7.97%
Year Ended December 31, 2011(d)	$10.50	0.17	(0.16)	0.01	(0.23)	–	(0.23)	–	$10.28	(0.04)%	$24,052,020	0.57%	1.66%	0.57%	14.32%
Year Ended December 31, 2010(d)	$9.67	0.17	0.85	1.02	(0.19)	–	(0.19)	–	$10.50	10.86%	$23,677,715	0.57%	1.75%	0.57%	7.21%
Year Ended December 31, 2009(d)	$8.41	0.20	1.40	1.60	(0.14)	(0.20)	(0.34)	–	$9.67	19.37%	$20,742,579	0.56%	2.26%	0.56%	22.60%	(e)
Year Ended December 31, 2008	$12.40	0.26	(2.98)	(2.72)	(0.31)	(0.96)	(1.27)	–	$8.41	(23.37)%	$17,324,448	0.56%	2.43%	0.56%	19.00%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	Excludes merger activity.
(f)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered fixed interest contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Fixed Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2013, the rate was 3.50%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Nationwide Fixed Contract has been valued each day at par, which is deemed to be fair value and categorized as a level 2 investment within the hierarchy. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$249,013,270	$—	$249,013,270
Mutual Funds	2,828,149,517	—	—	2,828,149,517
Total	$2,828,149,517	$249,013,270	$—	$3,077,162,787

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples,

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $352,326 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $5,352.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2013, NFS received $2,268,431 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $827 and $333, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT International Index Fund, Class Y	$488,259,179	$10,486,424	$38,118,204	$–	$(4,834,158)	$478,542,369
NVIT Mid Cap Index Fund, Class Y	301,031,407	750,151	28,236,685	–	1,689,918	316,336,688
NVIT S&P 500 Index Fund, Class Y	842,906,448	2,175,437	61,555,092	–	4,713,965	897,611,751
NVIT Small Cap Index Fund, Class Y	150,182,931	375,075	13,240,185	–	1,597,739	160,379,885
NVIT Bond Index Fund, Class Y	689,054,045	71,372,886	10,934,091	–	838,146	729,205,332
NVIT Enhanced Income Fund, Class Y	171,925,795	450,090	17,792,301	–	(384,779)	154,441,219
NVIT Short-Term Bond, Class Y	–	92,853,490	–	–	–	91,632,273
NVIT Money Market Fund, Class Y	57,290,922	150,030	57,440,952	–	–	–
Nationwide Fixed Contract	230,577,883	18,060,561	3,871,932	4,021,543	–	249,013,270

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $196,674,144 and sales of $231,189,442 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,617,359,674	$464,059,076	$(4,255,963)	$459,803,113

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that while the NVIT Investor Destination Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees), taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year, were below their expense group medians. The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees further noted that the total expense ratios (excluding 12b-1/non-12b-1 fees) for all of the Funds are in the first quintile of the Funds’ expense groups, reflecting the Funds’ relatively low total expenses as compared to peer funds.

21

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below the performance universe median for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the Funds are managed to produce total return performance principally by investing relatively fixed asset allocations over time in the Funds’ five core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively. The Trustees considered management’s belief that the Funds generally provide cost-effective investment vehicles offering exposures to specified asset classes over the long term at differing intended levels of risk.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT Investor Destinations Moderately Aggressive Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MAG (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and

20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Investor Destinations Moderately Aggressive Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual		1,000.00	1,078.90	2.94	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual		1,000.00	1,080.00	2.17	0.42
	Hypothetical	[c]	1,000.00	1,022.71	2.11	0.42
Class VI Shares	Actual		1,000.00	1,079.40	2.94	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary June 30, 2013 (Unaudited)	NVIT Investor Destinations Moderately Aggressive Fund

Asset Allocation †
Equity Funds	79.9%
Fixed Income Funds	17.1%
Fixed Contract	3.1%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings ††
NVIT S&P 500 Index Fund	35.1%
NVIT International Index Fund	24.6%
NVIT Bond Index Fund	15.0%
NVIT Mid Cap Index Fund	12.1%
NVIT Small Cap Index Fund	8.1%
Nationwide Fixed Contract	3.1%
NVIT Short-Term Bond Fund	2.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.0%

	Shares	Market Value

Equity Funds 79.9%
NVIT International Index Fund, Class Y (a)	42,225,041	$366,091,109
NVIT Mid Cap Index Fund, Class Y (a)	8,251,990	179,810,853
NVIT S&P 500 Index Fund, Class Y (a)	46,325,053	522,083,351
NVIT Small Cap Index Fund, Class Y (a)	10,133,547	120,285,201

Total Equity Funds (cost $940,037,858)		1,188,270,514

Fixed Income Funds 17.1%
NVIT Bond Index Fund, Class Y (a)	21,084,020	223,490,609
NVIT Short-Term Bond Fund, Class Y (a)	2,904,956	30,502,036

Total Fixed Income Funds (cost $251,073,769)		253,992,645

Total Mutual Funds (cost $1,191,111,627)		1,442,263,159

Fixed Contract 3.1%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)	$45,878,130	$45,878,130

Total Fixed Contract (cost $45,878,130)		45,878,130

Total Investments (cost $1,236,989,757) (c) —100.1%		1,488,141,289

Liabilities in excess of other assets — (0.1)%		(744,362)

NET ASSETS — 100.0%		$1,487,396,927

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $1,236,989,757)	$1,488,141,289
Receivable for investments sold	6,808,372
Receivable for capital shares issued	17,196
Prepaid expenses	12,183

Total Assets	1,494,979,040

Liabilities:
Payable for capital shares redeemed	6,825,184
Accrued expenses and other payables:
Investment advisory fees	162,176
Fund administration fees	31,365
Distribution fees	311,882
Administrative servicing fees	203,450
Accounting and transfer agent fees	2,930
Trustee fees	430
Custodian fees	10,402
Compliance program costs (Note 3)	1,350
Professional fees	12,670
Printing fees	13,940
Other	6,334

Total Liabilities	7,582,113

Net Assets	$1,487,396,927

Represented by:
Capital	$1,361,569,849
Accumulated net investment loss	(2,679,282)
Accumulated net realized losses from affiliated investments	(122,645,172)
Net unrealized appreciation/(depreciation) from investments in affiliates	251,151,532

Net Assets	$1,487,396,927

Net Assets:
Class II Shares	$1,471,873,442
Class P Shares	8,049,329
Class VI Shares	7,474,156

Total	$1,487,396,927

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	122,232,406
Class P Shares	669,833
Class VI Shares	624,399

Total	123,526,638

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.04
Class P Shares	$12.02
Class VI Shares	$11.97

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Interest income from affiliates	$678,810

Total Income	678,810

EXPENSES:
Investment advisory fees	1,000,474
Fund administration fees	189,587
Distribution fees Class II Shares	1,906,656
Distribution fees Class P Shares	8,329
Distribution fees Class VI Shares	9,024
Administrative servicing fees Class II Shares	1,144,000
Administrative servicing fees Class VI Shares	5,414
Professional fees	30,989
Printing fees	12,577
Trustee fees	27,298
Custodian fees	29,006
Compliance program costs (Note 3)	2,734
Other	18,068

Total Expenses	4,384,156

NET INVESTMENT LOSS	(3,705,346)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from affiliated investments	6,227,748
Net change in unrealized appreciation/(depreciation) from investments in affiliates	116,436,177

Net realized/unrealized gains from affiliated investments	122,663,925

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$118,958,579

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Aggressive Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(3,705,346)	$24,788,656
Net realized gains/(losses) from affiliated investments	6,227,748	(18,530,630)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	116,436,177	198,525,790

Change in net assets resulting from operations	118,958,579	204,783,816

Distributions to Shareholders From:
Net investment income:
Class II	–	(24,512,146)
Class P	–	(97,283	)(a)
Class VI	–	(118,876)

Change in net assets from shareholder distributions	–	(24,728,305)

Change in net assets from capital transactions	(154,334,126)	(248,645,474)

Change in net assets	(35,375,547)	(68,589,963)

Net Assets:
Beginning of period	1,522,772,474	1,591,362,437

End of period	$1,487,396,927	$1,522,772,474

Accumulated undistributed net investment income/(loss) at end of period	$(2,679,282)	$1,026,064

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$9,053,811	$13,665,694
Dividends reinvested	–	24,512,146
Cost of shares redeemed	(166,039,956)	(289,630,308)

Total Class II Shares	(156,986,145)	(251,452,468)

Class P Shares
Proceeds from shares issued	2,590,154	5,188,735	(a)
Dividends reinvested	–	97,283	(a)
Cost of shares redeemed	(109,153)	(282,454	)(a)

Total Class P Shares	2,481,001	5,003,564	(a)

Class VI Shares
Proceeds from shares issued	521,760	553,761
Dividends reinvested	–	118,876
Cost of shares redeemed	(350,742)	(2,869,207)

Total Class VI Shares	171,018	(2,196,570)

Change in net assets from capital transactions	$(154,334,126)	$(248,645,474)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderately Aggressive Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	761,008	1,269,850
Reinvested	–	2,190,541
Redeemed	(13,917,930)	(26,877,213)

Total Class II Shares	(13,156,922)	(23,416,822)

Class P Shares
Issued	217,201	478,364	(a)
Reinvested	–	8,717	(a)
Redeemed	(9,004)	(25,445	)(a)

Total Class P Shares	208,197	461,636	(a)

Class VI Shares
Issued	43,464	51,467
Reinvested	–	10,690
Redeemed	(29,685)	(269,234)

Total Class VI Shares	13,779	(207,077)

Total change in shares	(12,934,946)	(23,162,263)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)	Portfolio Turnover(c)
Class II Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$11.16	(0.03)	0.91	0.88	–	–	–	–	$12.04	7.89%	$1,471,873,442	0.57%	(0.48)%	0.57%	3.64%
Year Ended December 31, 2012(d)	$9.97	0.17	1.20	1.37	(0.18)	–	(0.18)	–	$11.16	13.76%	$1,510,861,567	0.57%	1.56%	0.57%	6.47%
Year Ended December 31, 2011(d)	$10.39	0.16	(0.37)	(0.21)	(0.21)	–	(0.21)	–	$9.97	(2.13)%	$1,583,258,119	0.57%	1.56%	0.57%	15.14%
Year Ended December 31, 2010(d)	$9.39	0.15	1.03	1.18	(0.18)	–	(0.18)	–	$10.39	12.83%	$1,878,171,300	0.57%	1.61%	0.57%	5.02%
Year Ended December 31, 2009(d)	$7.96	0.17	1.74	1.91	(0.11)	(0.37)	(0.48)	–	$9.39	24.39%	$1,830,377,623	0.56%	2.05%	0.56%	16.72%
Year Ended December 31, 2008	$13.34	0.24	(4.14)	(3.90)	(0.28)	(1.20)	(1.48)	–	$7.96	(31.39)%	$1,563,154,142	0.54%	2.08%	0.54%	22.71%

Class P Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$11.13	(0.02)	0.91	0.89	–	–	–	–	$12.02	8.00%	$8,049,329	0.42%	(0.33)%	0.42%	3.64%
Period Ended December 31, 2012(d)(e)	$10.85	0.42	0.08	0.50	(0.22)	–	(0.22)	–	$11.13	4.61%	$5,137,135	0.42%	5.78%	0.42%	6.47%

Class VI Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$11.09	(0.03)	0.91	0.88	–	–	–	–	$11.97	7.94%	$7,474,156	0.57%	(0.48)%	0.57%	3.64%
Year Ended December 31, 2012(d)	$9.91	0.16	1.20	1.36	(0.18)	–	(0.18)	–	$11.09	13.74%	$6,773,772	0.57%	1.54%	0.57%	6.47%
Year Ended December 31, 2011(d)	$10.33	0.16	(0.37)	(0.21)	(0.21)	–	(0.21)	–	$9.91	(2.14)%	$8,104,318	0.57%	1.52%	0.57%	15.14%
Year Ended December 31, 2010(d)	$9.33	0.15	1.03	1.18	(0.18)	–	(0.18)	–	$10.33	12.92%	$10,302,822	0.57%	1.58%	0.57%	5.02%
Year Ended December 31, 2009(d)	$7.92	0.17	1.72	1.89	(0.11)	(0.37)	(0.48)	–	$9.33	24.27%	$11,291,062	0.56%	2.03%	0.56%	16.72%
Year Ended December 31, 2008	$13.28	0.22	(4.10)	(3.88)	(0.28)	(1.20)	(1.48)	–	$7.92	(31.39)%	$10,257,846	0.55%	2.02%	0.55%	22.71%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Fixed Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2013, the rate was 3.50%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Nationwide Fixed Contract has been valued each day at par, which is deemed to be fair value and categorized as a level 2 investment within the hierarchy. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$45,878,130	$—	$45,878,130
Mutual Funds	1,442,263,159	—	—	1,442,263,159
Total	$1,442,263,159	$45,878,130	$—	$1,488,141,289

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

During the six months ended June 30, 2013, NFM received $189,587 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $2,734.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2013, NFS received $1,149,414 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $77 and $458, respectively.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT International Index Fund, Class Y	$393,327,889	$5,592	$41,308,651	$—	$(6,184,197)	$366,091,109
NVIT Mid Cap Index Fund, Class Y	186,229,829	2,684	32,571,343	—	3,918,103	179,810,853
NVIT S&P 500 Index Fund, Class Y	524,209,335	7,829	72,437,580	—	3,885,036	522,083,351
NVIT Small Cap Index Fund, Class Y	123,846,796	1,789	22,387,815	—	4,691,477	120,285,201
NVIT Bond Index Fund, Class Y	221,904,502	15,278,098	7,381,723	—	514,798	223,490,609
NVIT Enhanced Income Fund, Class Y	36,910,074	559	36,947,359	—	(597,469)	—
NVIT Short-Term Bond Fund, Class Y	—	30,908,730	—	—	—	30,502,036
Nationwide Fixed Contract	37,129,178	9,855,502	1,877,609	678,810	—	45,878,130

Amount designated as “—” is zero or has been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $56,060,783 and sales of $214,912,080 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,269,548,655	$219,051,881	$(459,247)	$218,592,634

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that while the NVIT Investor Destination Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees), taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year, were below their expense group medians. The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees further noted that the total expense ratios (excluding 12b-1/non-12b-1 fees) for all of the Funds are in the first quintile of the Funds’ expense groups, reflecting the Funds’ relatively low total expenses as compared to peer funds.

21

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below the performance universe median for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into account management’s statements that the Funds are managed to produce total return performance principally by investing relatively fixed asset allocations over time in the Funds’ five core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively. The Trustees considered management’s belief that the Funds generally provide cost-effective investment vehicles offering exposures to specified asset classes over the long term at differing intended levels of risk.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation

(construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from

2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT Investor Destinations Moderately Conservative Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MCON (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Each NVIT Investor Destinations Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Funds’ investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

2

Important Disclosures (Continued)

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Investor Destinations Moderately Conservative Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a,b]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a,b]
Class II Shares	Actual		1,000.00	1,035.50	2.88	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual		1,000.00	1,036.50	2.12	0.42
	Hypothetical	[c]	1,000.00	1,022.71	2.11	0.42
Class VI Shares	Actual		1,000.00	1,036.60	2.88	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Investor Destinations Moderately Conservative Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Fixed Income Funds	45.9%
Equity Funds	40.1%
Fixed Contract	14.0%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Bond Index Fund, Class Y	33.0%
NVIT S&P 500 Index Fund, Class Y	22.0%
Nationwide Fixed Contract	14.0%
NVIT Enhanced Income Fund, Class Y	9.9%
NVIT International Index Fund, Class Y	9.9%
NVIT Mid Cap Index Fund, Class Y	6.1%
NVIT Short-Term Bond Fund, Class Y	3.0%
NVIT Small Cap Index Fund, Class Y	2.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 86.0%

	Shares	Market Value

Equity Funds 40.1%
NVIT International Index Fund, Class Y (a)	10,852,661	$94,092,571
NVIT Mid Cap Index Fund, Class Y (a)	2,630,807	57,325,274
NVIT S&P 500 Index Fund, Class Y (a)	18,480,193	208,271,771
NVIT Small Cap Index Fund, Class Y (a)	1,633,576	19,390,543

Total Equity Funds (cost $273,958,683)		379,080,159

Fixed Income Funds 45.9%
NVIT Bond Index Fund, Class Y (a)	29,425,272	311,907,885
NVIT Enhanced Income Fund, Class Y (a)	9,636,765	94,343,933
NVIT Short-Term Bond Fund, Class Y (a)	2,721,427	28,574,981

Total Fixed Income Funds (cost $431,307,167)		434,826,799

Total Mutual Funds (cost $705,265,850)		813,906,958

Fixed Contract 14.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)	$131,979,922	131,979,922

Total Fixed Contract (cost $131,979,922)		131,979,922

Total Investments (cost $837,245,772) (c) — 100.0%		945,886,880

Liabilities in excess of other assets — 0.0%†		(459,760)

NET ASSETS — 100.0%		$945,427,120

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $837,245,772)	$945,886,880
Receivable for investments sold	17,330
Receivable for capital shares issued	90,964
Prepaid expenses	7,386

Total Assets	946,002,560

Liabilities:
Payable for capital shares redeemed	108,054
Accrued expenses and other payables:
Investment advisory fees	102,016
Fund administration fees	21,046
Distribution fees	196,185
Administrative servicing fees	120,316
Accounting and transfer agent fees	246
Trustee fees	269
Custodian fees	6,180
Compliance program costs (Note 3)	832
Professional fees	9,501
Printing fees	10,500
Other	295

Total Liabilities	575,440

Net Assets	$945,427,120

Represented by:
Capital	$822,471,723
Accumulated undistributed net investment income	501,325
Accumulated net realized gains from affiliated investments	13,812,964
Net unrealized appreciation/(depreciation) from investments in affiliates	108,641,108

Net Assets	$945,427,120

Net Assets:
Class II Shares	$935,142,454
Class P Shares	431,042
Class VI Shares	9,853,624

Total	$945,427,120

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	82,152,649
Class P Shares	37,946
Class VI Shares	869,288

Total	83,059,883

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.38
Class P Shares	$11.36
Class VI Shares	$11.34

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Interest income from affiliates	$2,225,419

Total Income	2,225,419

EXPENSES:
Investment advisory fees	613,870
Fund administration fees	124,737
Distribution fees Class II Shares	1,161,181
Distribution fees Class P Shares	330
Distribution fees Class VI Shares	19,020
Administrative servicing fees Class II Shares	696,712
Administrative servicing fees Class VI Shares	11,412
Professional fees	21,073
Printing fees	10,295
Trustee fees	16,703
Custodian fees	17,647
Compliance program costs (Note 3)	1,672
Other	11,937

Total Expenses	2,706,589

NET INVESTMENT LOSS	(481,170)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from affiliated investments	9,176,575
Net change in unrealized appreciation/(depreciation) from investments in affiliates	24,210,150

Net realized/unrealized gains from affiliated investments	33,386,725

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$32,905,555

The accompanying notes are an integral part of these financial statements

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Conservative Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(481,170)	$16,118,888
Net realized gains from affiliated investments	9,176,575	9,869,830
Net change in unrealized appreciation/(depreciation) from investments in affiliates	24,210,150	45,337,307

Change in net assets resulting from operations	32,905,555	71,326,025

Distributions to Shareholders From:
Net investment income:
Class II	–	(15,644,338)
Class P	–	(3,220	)(a)
Class VI	–	(256,616)
Net realized gains:
Class II	–	(3,783,319)
Class P	–	(377	)(a)
Class VI	–	(64,292)

Change in net assets from shareholder distributions	–	(19,752,162)

Change in net assets from capital transactions	(20,985,871)	(16,234,807)

Change in net assets	11,919,684	35,339,056

Net Assets:
Beginning of period	933,507,436	898,168,380

End of period	$945,427,120	$933,507,436

Accumulated undistributed net investment income at end of period	$501,325	$982,495

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$25,789,060	$53,427,861
Dividends reinvested	–	19,427,657
Cost of shares redeemed	(41,286,103)	(88,929,778)

Total Class II Shares	(15,497,043)	(16,074,260)

Class P Shares
Proceeds from shares issued	267,946	310,177	(a)
Dividends reinvested	–	3,597	(a)
Cost of shares redeemed	(7,694)	(147,490	)(a)

Total Class P Shares	260,252	166,284	(a)

Class VI Shares
Proceeds from shares issued	4,512,983	2,879,091
Dividends reinvested	–	320,908
Cost of shares redeemed	(10,262,063)	(3,526,830)

Total Class VI Shares	(5,749,080)	(326,831)

Change in net assets from capital transactions	$(20,985,871)	$(16,234,807)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderately Conservative Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	2,258,910	4,928,867
Reinvested	–	1,763,976
Redeemed	(3,642,370)	(8,160,422)

Total Class II Shares	(1,383,460)	(1,467,579)

Class P Shares
Issued	23,315	28,592	(a)
Reinvested	–	328	(a)
Redeemed	(676)	(13,613	)(a)

Total Class P Shares	22,639	15,307	(a)

Class VI Shares
Issued	390,691	268,374
Reinvested	–	29,248
Redeemed	(902,592)	(324,947)

Total Class VI Shares	(511,901)	(27,325)

Total change in shares	(1,872,722)	(1,479,597)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Conservative Fund

		Operations				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)	Portfolio Turnover(c)
Class II Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$10.99	(0.01)	0.40	0.39	–	–	–	–	$11.38	3.55%	$935,142,454	0.57%	(0.10)%	0.57%	7.54%
Year Ended December 31, 2012(d)	$10.39	0.19	0.65	0.84	(0.19)	(0.05)	(0.24)	–	$10.99	8.04%	$918,223,602	0.57%	1.74%	0.57%	14.18%
Year Ended December 31, 2011(d)	$10.42	0.19	0.02	0.21	(0.24)	–	(0.24)	–	$10.39	2.06%	$883,590,851	0.57%	1.85%	0.57%	21.58%
Year Ended December 31, 2010(d)	$9.81	0.19	0.63	0.82	(0.21)	–	(0.21)	–	$10.42	8.52%	$845,055,821	0.57%	1.94%	0.57%	6.29%
Year Ended December 31, 2009(d)	$8.85	0.22	1.05	1.27	(0.16)	(0.15)	(0.31)	–	$9.81	14.56%	$763,511,410	0.57%	2.43%	0.57%	26.10%
Year Ended December 31, 2008	$11.35	0.28	(1.91)	(1.63)	(0.33)	(0.54)	(0.87)	–	$8.85	(15.04)%	$670,732,957	0.57%	2.73%	0.57%	23.62%

Class P Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$10.96	–	0.40	0.40	–	–	–	–	$11.36	3.65%	$431,042	0.42%	0.05%	0.42%	7.54%
Period Ended December 31, 2012(d)(e)	$10.91	0.33	(0.01)	0.32	(0.22)	(0.05)	(0.27)	–	$10.96	2.92%	$167,782	0.42%	4.45%	0.42%	14.18%

Class VI Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$10.94	(0.01)	0.41	0.40	–	–	–	–	$11.34	3.66%	$9,853,624	0.57%	(0.10)%	0.57%	7.54%
Year Ended December 31, 2012(d)	$10.35	0.18	0.65	0.83	(0.19)	(0.05)	(0.24)	–	$10.94	7.96%	$15,116,052	0.57%	1.70%	0.57%	14.18%
Year Ended December 31, 2011(d)	$10.37	0.19	0.03	0.22	(0.24)	–	(0.24)	–	$10.35	2.16%	$14,577,529	0.57%	1.83%	0.57%	21.58%
Year Ended December 31, 2010(d)	$9.77	0.20	0.61	0.81	(0.21)	–	(0.21)	–	$10.37	8.46%	$15,529,608	0.57%	2.00%	0.57%	6.29%
Year Ended December 31, 2009(d)	$8.81	0.24	1.03	1.27	(0.16)	(0.15)	(0.31)	–	$9.77	14.63%	$9,860,925	0.57%	2.61%	0.57%	26.10%
Year Ended December 31, 2008	$11.30	0.29	(1.91)	(1.62)	(0.33)	(0.54)	(0.87)	–	$8.81	(15.03)%	$6,699,227	0.54%	2.64%	0.54%	23.62%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered fixed interest contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Fixed Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2013, the rate was 3.50%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Nationwide Fixed Contract has been valued each day at par, which is deemed to be fair value and categorized as a level 2 investment within the hierarchy. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$813,906,958	$—	$—	$813,906,958
Fixed Contract	—	131,979,922	—	131,979,922
Total	$813,906,958	$131,979,922	$—	$945,886,880

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time. Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples,

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When the fair value factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on the primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $124,737 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $1,672.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2013, NFS received $708,124 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $30 and $4,837, respectively.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2013
NVIT International Index Fund, Class Y	$97,997,921	$2,878,035	$10,503,829	$—	$736,454	$94,092,571
NVIT Mid Cap Index Fund, Class Y	57,996,636	152,618	9,058,101	—	4,542,472	57,325,274
NVIT S&P 500 Index Fund, Class Y	205,343,592	916,961	25,623,877	—	2,419,502	208,271,771
NVIT Small Cap Index Fund, Class Y	19,294,018	50,873	2,895,987	—	865,724	19,390,543
NVIT Bond Index Fund, Class Y	304,199,894	25,170,806	8,803,268	—	695,488	311,907,885
NVIT Enhanced Income Fund, Class Y	92,001,739	6,434,517	3,987,957	—	(83,065)	94,343,933
NVIT Short-Term Bond, Class Y	—	28,955,640	—	—	—	28,574,981
NVIT Money Market Fund, Class Y	27,591,997	76,309	27,668,306	—	—	—
Nationwide Fixed Contract	129,555,993	6,919,244	7,088,737	2,225,419	—	131,979,922

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of the greater of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement. The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $71,555,003 and sales of $95,630,062 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$844,663,212	$103,195,202	$(1,971,534)	$101,223,668

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

20

Supplemental Information (continued)

June 30, 2013 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees took into account information provided by the Adviser as to the effect on performance of asset allocation, whether dictated by a Fund’s stated investment policies, or implemented by the Adviser in its discretion; they also took into account that the comparison between the expenses of such a Fund and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that while the NVIT Investor Destination Funds’ actual advisory fee rates were above the actual advisory fee rate medians of the Funds’ expense groups, the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees), taking into account, in each case, any fee reductions or expense limitations that were in effect during the Funds’ last fiscal year, were below their expense group medians. The Trustees considered management’s view that a number of the Funds’ peers (which are funds-of-funds) pay no, or very low, advisory fees because their advisers receive some or all of the benefit of the advisory fees paid by the affiliated mutual funds in which the peer funds-of-funds invest. The Trustees noted management’s explanation that, because NFA is a manager of managers, it receives advisory fees both at the fund-of-funds level and at the underlying fund level, intended to compensate it for both its services in overseeing the advisory function at the underlying fund level, and providing its asset allocation service at the fund-of-funds level. The Trustees further noted that the total expense ratios (excluding 12b-1/non-12b-1 fees) for all of the Funds are in the first quintile of the Funds’ expense groups, reflecting the Funds’ relatively low total expenses as compared to peer funds.

The Trustees considered that most of the Funds’ Class II shares had achieved total return performance below the performance universe median for the three-year period ended September 30, 2012. The Trustees noted management’s view that the Funds’ relative underperformance was the result of product design. In particular, the Trustees took into

21

Supplemental Information (continued)

June 30, 2013 (Unaudited)

account management’s statements that the Funds are managed to produce total return performance principally by investing relatively fixed asset allocations over time in the Funds’ five core asset classes (the allocations varying depending on the intended risk profile of a Fund), and that the Funds may over various periods underperform many peer funds that allocate their assets more actively. The Trustees considered management’s belief that the Funds generally provide cost-effective investment vehicles offering exposures to specified asset classes over the long term at differing intended levels of risk.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT Large Cap Growth Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-LCG (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Large Cap Growth Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,106.30	3.29	0.63
	Hypothetical	[b]	1,000.00	1,021.67	3.16	0.63
Class II Shares	Actual		1,000.00	1,104.80	4.59	0.88
	Hypothetical	[b]	1,000.00	1,020.43	4.41	0.88

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Large Cap Growth Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	99.9%
Repurchase Agreement	1.6%
Mutual Fund	1.2%
Liabilities in excess of other assets	(2.7%)

100.0%

Top Industries ††
Biotechnology	8.6%
Information Technology Services	6.2%
Software	6.1%
Internet Software & Services	5.9%
Semiconductors & Semiconductor Equipment	5.2%
Food & Staples Retailing	4.5%
Beverages	4.3%
Textiles, Apparel & Luxury Goods	4.2%
Internet & Catalog Retail	3.2%
Specialty Retail	3.0%
Other Industries*	48.8%

100.0%

Top Holdings ††
Google, Inc., Class A	3.8%
International Business Machines Corp.	3.1%
PepsiCo, Inc.	3.0%
Philip Morris International, Inc.	2.5%
MasterCard, Inc., Class A	2.3%
Union Pacific Corp.	2.2%
Home Depot, Inc. (The)	2.1%
Precision Castparts Corp.	2.0%
Gilead Sciences, Inc.	2.0%
Wal-Mart Stores, Inc.	1.9%
Other Holdings*	75.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 99.9%

	Shares	Market Value

Aerospace & Defense 2.0%
Precision Castparts Corp.	119,890	$27,096,339

Air Freight & Logistics 1.3%
FedEx Corp.	170,730	16,830,563

Auto Components 1.3%
Delphi Automotive PLC	339,260	17,197,089

Beverages 4.4%
Coca-Cola Enterprises, Inc.	500,850	17,609,886
PepsiCo, Inc.	494,810	40,470,510

		58,080,396

Biotechnology 8.8%
Alexion Pharmaceuticals, Inc.*	162,050	14,947,492
Amgen, Inc.	185,120	18,263,939
Biogen Idec, Inc.*	92,460	19,897,392
Celgene Corp.*	156,130	18,253,158
Gilead Sciences, Inc.*	518,460	26,550,336
Onyx Pharmaceuticals, Inc.*	112,780	9,791,560
Vertex Pharmaceuticals, Inc.*	113,910	9,097,992

		116,801,869

Capital Markets 1.9%
Ameriprise Financial, Inc.	123,760	10,009,709
T. Rowe Price Group, Inc.	203,480	14,884,562

		24,894,271

Chemicals 2.9%
Eastman Chemical Co.	192,270	13,460,823
Monsanto Co.	203,580	20,113,704
Praxair, Inc.	46,320	5,334,211

		38,908,738

Communications Equipment 3.1%
Juniper Networks, Inc.*	900,290	17,384,600
QUALCOMM, Inc.	388,950	23,757,066

		41,141,666

Computers & Peripherals 1.3%
EMC Corp.	761,260	17,980,961

Construction & Engineering 1.3%
Fluor Corp.	298,760	17,719,456

Construction Materials 0.7%
Martin Marietta Materials, Inc. (a)	99,390	9,781,964

Consumer Finance 0.8%
Discover Financial Services	226,640	10,797,130

Diversified Financial Services 2.1%
IntercontinentalExchange, Inc.* (a)	89,630	15,932,629
Moody’s Corp.	201,580	12,282,269

		28,214,898

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 1.8%
Eaton Corp. PLC	355,210	$23,376,370

Energy Equipment & Services 2.9%
National Oilwell Varco, Inc.	186,990	12,883,611
Schlumberger Ltd.	358,940	25,721,640

		38,605,251

Food & Staples Retailing 4.7%
CVS Caremark Corp.	260,400	14,889,672
Wal-Mart Stores, Inc.	345,710	25,751,938
Whole Foods Market, Inc.	412,280	21,224,174

		61,865,784

Food Products 1.9%
Kraft Foods Group, Inc.	228,580	12,770,765
Mondelez International, Inc., Class A	447,440	12,765,463

		25,536,228

Health Care Providers & Services 1.6%
McKesson Corp.	183,110	20,966,095

Hotels, Restaurants & Leisure 2.7%
Las Vegas Sands Corp.	288,660	15,278,774
Starbucks Corp.	323,970	21,216,795

		36,495,569

Industrial Conglomerates 1.7%
Danaher Corp.	349,640	22,132,212

Information Technology Services 6.4%
International Business Machines Corp.	221,350	42,302,199
MasterCard, Inc., Class A	54,280	31,183,860
Paychex, Inc. (a)	319,600	11,671,792

		85,157,851

Internet & Catalog Retail 3.3%
Amazon.com, Inc.*	80,760	22,426,244
priceline.com, Inc.*	25,290	20,918,118

		43,344,362

Internet Software & Services 6.1%
Facebook, Inc., Class A*	589,040	14,643,534
Google, Inc., Class A*	58,570	51,563,271
LinkedIn Corp., Class A*	79,790	14,226,557

		80,433,362

Life Sciences Tools & Services 0.7%
Illumina, Inc.* (a)	124,320	9,304,109

Machinery 1.5%
Cummins, Inc.	189,750	20,580,285

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media 2.9%
News Corp., Class A	585,770	$19,096,102
Viacom, Inc., Class B	293,350	19,962,468

		39,058,570

Multiline Retail 1.4%
Dollar General Corp.*	168,240	8,484,343
Nordstrom, Inc. (a)	161,050	9,653,337

		18,137,680

Oil, Gas & Consumable Fuels 1.4%
EOG Resources, Inc.	144,470	19,023,810

Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	478,920	21,402,935
Eli Lilly & Co.	239,670	11,772,590
Perrigo Co.	68,440	8,281,240

		41,456,765

Road & Rail 2.3%
Union Pacific Corp.	195,320	30,133,970

Semiconductors & Semiconductor Equipment 5.4%
Analog Devices, Inc.	402,480	18,135,749
Broadcom Corp., Class A	416,740	14,069,142
Texas Instruments, Inc.	681,990	23,780,991
Xilinx, Inc.	386,850	15,323,129

		71,309,011

Software 6.2%
Adobe Systems, Inc.*	433,330	19,742,515
Citrix Systems, Inc.*	146,750	8,853,428
Intuit, Inc.	229,090	13,981,363
Oracle Corp.	762,060	23,410,483
Salesforce.com, Inc.*	437,380	16,699,168

		82,686,957

Specialty Retail 3.1%
Home Depot, Inc. (The)	376,550	29,171,328
Urban Outfitters, Inc.*	308,150	12,393,793

		41,565,121

Textiles, Apparel & Luxury Goods 4.3%
Michael Kors Holdings Ltd.*	178,820	11,090,416
NIKE, Inc., Class B	226,910	14,449,629
PVH Corp.	126,110	15,770,055
Under Armour, Inc., Class A* (a)	262,360	15,665,516

		56,975,616

Tobacco 2.6%
Philip Morris International, Inc.	401,870	34,809,979

Total Common Stocks (cost $1,077,649,609)		1,328,400,297

Mutual Fund 1.2%

	Shares	Market Value

Money Market Fund 1.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (b)	15,314,561	$15,314,561

Total Mutual Fund (cost $15,314,561)		15,314,561

Repurchase Agreement 1.6%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $21,157,671, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 - 05/04/37; total market value $21,580,813. (c)	$21,157,477	21,157,477

Total Repurchase Agreement (cost $21,157,477)		21,157,477

Total Investments (cost $1,114,121,647) (d) — 102.7%		1,364,872,335

Liabilities in excess of other assets — (2.7%)		(36,370,586)

NET ASSETS — 100.0%		$1,328,501,749

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $20,567,419.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $21,157,477.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Large Cap Growth Fund
Assets:
Investments, at value* (cost $1,092,964,170)	$1,343,714,858
Repurchase agreement, at value and cost	21,157,477

Total Investments	1,364,872,335

Dividends receivable	1,156,931
Security lending income receivable	3,906
Receivable for investments sold	12,830,220
Receivable for capital shares issued	76,896
Reclaims receivable	306,911
Prepaid expenses	10,647

Total Assets	1,379,257,846

Liabilities:
Payable for investments purchased	27,564,660
Payable for capital shares redeemed	1,254,960
Payable upon return of securities loaned (Note 2)	21,157,477
Accrued expenses and other payables:
Investment advisory fees	464,823
Fund administration fees	33,997
Distribution fees	56,473
Administrative servicing fees	154,042
Accounting and transfer agent fees	350
Trustee fees	377
Custodian fees	9,091
Compliance program costs (Note 3)	1,186
Professional fees	16,292
Printing fees	42,015
Other	354

Total Liabilities	50,756,097

Net Assets	$1,328,501,749

Represented by:
Capital	$1,001,482,020
Accumulated undistributed net investment income	6,853,266
Accumulated net realized gains from investment and foreign currency transactions	69,427,476
Net unrealized appreciation/(depreciation) from investments	250,750,688
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(11,701)

Net Assets	$1,328,501,749

Net Assets:
Class I Shares	$1,057,135,018
Class II Shares	271,366,731

Total	$1,328,501,749

*	Includes value of securities on loan of $20,567,419 (Note 2).

9

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Large Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	55,211,060
Class II Shares	14,226,636

Total	69,437,696

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$19.15
Class II Shares	$19.07

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$8,238,307
Income from securities lending (Note 2)	190,292
Foreign tax withholding	(567)

Total Income	8,428,032

EXPENSES:
Investment advisory fees	3,352,314
Fund administration fees	204,830
Distribution fees Class II Shares	345,004
Administrative servicing fees Class I Shares	798,693
Administrative servicing fees Class II Shares	207,004
Professional fees	30,936
Printing fees	32,245
Trustee fees	26,929
Custodian fees	25,267
Accounting and transfer agent fees	1,002
Compliance program costs (Note 3)	2,381
Other	22,022

Total expenses before earnings credit, fees waived, and expenses reimbursed	5,048,627

Earnings credit (Note 4)	(54)
Investment advisory fees waived (Note 3)	(126,915)
Expenses reimbursed by adviser (Note 3)	(345,283)

Net Expenses	4,576,375

NET INVESTMENT INCOME	3,851,657

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	81,075,666
Net realized gains from foreign currency transactions (Note 2)	567
Net realized gains from investment and foreign currency transactions	81,076,233

Net change in unrealized appreciation/(depreciation) from investments	50,281,471
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(10,689)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	50,270,782

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	131,347,015

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$135,198,672

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Large Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$3,851,657	$11,228,105
Net realized gains from investment and foreign currency transactions	81,076,233	80,879,841
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	50,270,782	141,867,126

Change in net assets resulting from operations	135,198,672	233,975,072

Distributions to Shareholders From:
Net investment income:
Class I	–	(7,382,197)
Class II	–	(1,235,542)

Change in net assets from shareholder distributions	–	(8,617,739)

Change in net assets from capital transactions	(114,002,653)	(231,881,236)

Change in net assets	21,196,019	(6,523,903)

Net Assets:
Beginning of period	1,307,305,730	1,313,829,633

End of period	$1,328,501,749	$1,307,305,730

Accumulated undistributed net investment income at end of period	$6,853,266	$3,001,609

CAPITAL TRANSACTIONS:
Class I Shares	–	–
Proceeds from shares issued	$2,465,093	$5,582,930
Dividends reinvested	–	7,382,197
Cost of shares redeemed	(88,539,564)	(189,840,845)

Total Class I Shares	(86,074,471)	(176,875,718)

Class II Shares	–	–
Proceeds from shares issued	297,575	4,286,301
Dividends reinvested	–	1,235,542
Cost of shares redeemed	(28,225,757)	(60,527,361)

Total Class II Shares	(27,928,182)	(55,005,518)

Change in net assets from capital transactions	$(114,002,653)	$(231,881,236)

SHARE TRANSACTIONS:
Class I Shares
Issued	132,327	335,001
Reinvested	–	432,375
Redeemed	(4,744,553)	(11,402,702)

Total Class I Shares	(4,612,226)	(10,635,326)

Class II Shares
Issued	16,212	259,464
Reinvested	–	72,512
Redeemed	(1,518,710)	(3,647,012)

Total Class II Shares	(1,502,498)	(3,315,036)

Total change in shares	(6,114,724)	(13,950,362)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Large Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$17.31	0.06	1.78	1.84	–	–	–	$19.15	10.63%	$1,057,135,018	0.63%	0.63%	0.70%	22.93%
Year Ended December 31, 2012(e)	$14.69	0.15	2.59	2.74	(0.12)	–	(0.12)	$17.31	18.68%	$1,035,691,930	0.63%	0.88%	0.70%	46.31%
Year Ended December 31, 2011(e)	$15.18	0.12	(0.44)	(0.32)	(0.11)	(0.06)	(0.17)	$14.69	(2.23)%	$1,034,868,666	0.65%	0.77%	0.72%	94.50%
Year Ended December 31, 2010(e)	$14.08	(0.04)	1.25	1.21	(0.01)	(0.10)	(0.11)	$15.18	8.80%	$1,322,344,042	0.64%	(0.24)%	0.72%	55.10%
Period Ended December 31, 2009(e)(f)	$10.00	0.03	4.32	4.35	(0.03)	(0.24)	(0.27)	$14.08	43.53%	$7,000,118	0.65%	0.29%	1.44%	29.72%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$17.27	0.03	1.77	1.80	–	–	–	$19.07	10.48%	$271,366,731	0.88%	0.38%	0.95%	22.93%
Year Ended December 31, 2012(e)	$14.65	0.10	2.60	2.70	(0.08)	–	(0.08)	$17.27	18.42%	$271,613,800	0.88%	0.62%	0.95%	46.31%
Year Ended December 31, 2011(e)	$15.14	0.08	(0.44)	(0.36)	(0.07)	(0.06)	(0.13)	$14.65	(2.50)%	$278,960,967	0.90%	0.51%	0.97%	94.50%
Year Ended December 31, 2010(e)	$14.07	(0.06)	1.23	1.17	–	(0.10)	(0.10)	$15.14	8.52%	$364,586,589	0.88%	(0.41)%	1.03%	55.10%
Period Ended December 31, 2009(e)(f)	$10.00	–	4.33	4.33	(0.02)	(0.24)	(0.26)	$14.07	43.29%	$1,695,645	0.89%	0.02%	1.94%	29.72%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Large Cap Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,328,400,297	$—	$—	$1,328,400,297
Mutual Fund	15,314,561	—	—	15,314,561
Repurchase Agreement	—	21,157,477	—	21,157,477
Total	$1,343,714,858	$21,157,477	$—	$1,364,872,335

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Fund’s loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$20,567,419
Collateral offsetting	21,157,477
Net Amount(1)	$590,058

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(e)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$21,157,477
Collateral offsetting	21,580,813
Net Amount(1)	$423,336

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.50%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses without any exclusions for Rule 12b-1 fees or administrative services fees according to the table below through April 30, 2014.

Class	Expense Limitation
Class I	0.65%
Class II	0.90%

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013 , the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Six Months Ended June 30, 2013 Amount	Total
$95,602	$1,092,349	$707,962	$345,283	$2,241,196

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $126,915 for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $204,830 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $2,381.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $1,005,697 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $305,745,878 and sales of $415,988,223 (excluding short-term securities).

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $33,611 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,119,714,600	$263,128,918	$(17,971,183)	$245,157,735

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

22

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. Noting that the Fund does not have breakpoints, the Trustees considered that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was ranked third-lowest in the Expense Universe and that, according to NFA, the Fund’s expense structure is designed to provide shareholders the benefit of economies of scale without the implementation of breakpoints. The Trustees also

23

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

considered that, although the Fund’s Class I shares had achieved a level of total return performance below the median of the Fund’s peers for the three-year period ended September 30, 2012, the Fund’s performance has improved since The Boston Company replaced a previous sub-adviser in September 2011, with the Fund ranking in the Morningstar Large Cap Growth’s 32nd percentile for the one-year period ending September 2012. The Trustees noted NFA’s confidence in the current portfolio management teams and their ability to outperform over full market cycles and that NFA was not recommending that any changes be made for the Fund.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

25

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

26

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

27

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

28

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

NVIT Mid Cap Index Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

14	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

31	Supplemental Information

34	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCX (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Mid Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Mid Cap Index Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual	1,000.00	1,144.00	2.13	0.40
	Hypothetical[b]	1,000.00	1,022.81	2.01	0.40
Class II Shares	Actual	1,000.00	1,143.10	3.24	0.61
	Hypothetical[b]	1,000.00	1,021.77	3.06	0.61
Class Y Shares	Actual	1,000.00	1,145.00	1.33	0.25
	Hypothetical[b]	1,000.00	1,023.55	1.25	0.25

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Mid Cap Index Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	97.3%
Repurchase Agreements	6.0%
Mutual Fund	3.0%
Liabilities in excess of other assets††	(6.3%)

100.0%

Top Industries †††
Real Estate Investment Trusts (REITs)	8.9%
Machinery	4.9%
Insurance	4.5%
Commercial Banks	4.1%
Software	4.0%
Specialty Retail	4.0%
Information Technology Services	3.0%
Health Care Providers & Services	3.0%
Energy Equipment & Services	2.7%
Chemicals	2.6%
Other Industries*	58.3%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund—Institutional Class	2.8%
Vertex Pharmaceuticals, Inc.	1.2%
AMETEK, Inc.	0.7%
Green Mountain Coffee Roasters, Inc.	0.6%
Equinix, Inc.	0.6%
Alliance Data Systems Corp.	0.6%
HollyFrontier Corp.	0.6%
Affiliated Managers Group, Inc.	0.6%
Church & Dwight Co., Inc.	0.6%
Henry Schein, Inc.	0.6%
Other Holdings*	91.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Please refer to Statement of Assets and Liabilities for additional information.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 97.3%

	Shares	Market Value

Aerospace & Defense 1.5%
Alliant Techsystems, Inc.	28,254	$2,326,152
B/E Aerospace, Inc.*	91,944	5,799,827
Esterline Technologies Corp.*	27,473	1,986,023
Exelis, Inc.	165,163	2,277,598
Huntington Ingalls Industries, Inc.	44,039	2,487,323
Triumph Group, Inc.	45,301	3,585,574

		18,462,497

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	91,815	1,512,193

Airlines 0.4%
Alaska Air Group, Inc.*	61,667	3,206,684
JetBlue Airways Corp.*	198,493	1,250,506

		4,457,190

Auto Components 0.2%
Gentex Corp.	126,004	2,904,392

Automobiles 0.2%
Thor Industries, Inc.	38,700	1,903,266

Biotechnology 1.5%
United Therapeutics Corp.*	40,553	2,669,198
Vertex Pharmaceuticals, Inc.*	194,379	15,525,051

		18,194,249

Building Products 0.7%
Fortune Brands Home & Security, Inc.	144,889	5,613,000
Lennox International, Inc.	40,257	2,598,187

		8,211,187

Capital Markets 2.4%
Affiliated Managers Group, Inc.*	46,309	7,591,897
Apollo Investment Corp.	197,412	1,527,969
Eaton Vance Corp.	106,607	4,007,357
Federated Investors, Inc., Class B (a)	82,731	2,267,657
Greenhill & Co., Inc. (a)	23,031	1,053,438
Janus Capital Group, Inc.	166,677	1,418,421
Raymond James Financial, Inc.	99,301	4,267,957
SEI Investments Co.	118,055	3,356,304
Waddell & Reed Financial, Inc., Class A	75,459	3,282,467

		28,773,467

Chemicals 2.7%
Albemarle Corp.	77,119	4,803,742
Ashland, Inc.	64,518	5,387,253
Cabot Corp.	52,642	1,969,864
Cytec Industries, Inc.	36,824	2,697,358
Intrepid Potash, Inc.	47,224	899,617
Minerals Technologies, Inc.	30,605	1,265,211
NewMarket Corp. (a)	9,360	2,457,562
Olin Corp.	70,578	1,688,226
RPM International, Inc.	116,327	3,715,484

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
Scotts Miracle-Gro Co. (The), Class A (a)	34,173	$1,650,898
Sensient Technologies Corp.	43,883	1,775,945
Valspar Corp. (The)	71,750	4,640,072

		32,951,232

Commercial Banks 4.3%
Associated Banc-Corp.	147,234	2,289,489
BancorpSouth, Inc.	73,586	1,302,472
Bank of Hawaii Corp.	39,367	1,980,947
Cathay General Bancorp	64,499	1,312,555
City National Corp.	41,848	2,651,908
Commerce Bancshares, Inc.	67,666	2,947,531
Cullen/Frost Bankers, Inc.	52,682	3,517,577
East West Bancorp, Inc.	119,547	3,287,543
First Horizon National Corp.	211,852	2,372,742
First Niagara Financial Group, Inc.	310,864	3,130,400
FirstMerit Corp.	145,547	2,915,306
Fulton Financial Corp.	171,318	1,966,731
Hancock Holding Co.	74,519	2,240,786
International Bancshares Corp.	47,677	1,076,547
Prosperity Bancshares, Inc.	41,274	2,137,580
Signature Bank*	41,500	3,445,330
SVB Financial Group*	39,587	3,298,389
Synovus Financial Corp.	696,803	2,034,665
TCF Financial Corp.	143,871	2,040,091
Trustmark Corp.	59,036	1,451,105
Valley National Bancorp (a)	174,657	1,654,002
Webster Financial Corp.	79,273	2,035,731
Westamerica Bancorporation (a)	23,686	1,082,213

		52,171,640

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	42,052	1,072,747
Clean Harbors, Inc.*	47,313	2,390,726
Copart, Inc.*	93,636	2,883,989
Deluxe Corp.	44,697	1,548,751
Herman Miller, Inc.	51,211	1,386,282
HNI Corp. (a)	39,931	1,440,311
Mine Safety Appliances Co.	27,368	1,273,980
Rollins, Inc.	57,757	1,495,906
RR Donnelley & Sons Co. (a)	159,312	2,231,961
Waste Connections, Inc.	108,349	4,457,478

		20,182,131

Communications Equipment 0.8%
ADTRAN, Inc.	52,036	1,280,606
Ciena Corp.* (a)	89,117	1,730,652
InterDigital, Inc.	36,112	1,612,401
Plantronics, Inc.	38,020	1,669,838
Polycom, Inc.*	151,455	1,596,336
Riverbed Technology, Inc.*	143,467	2,232,347

		10,122,180

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Computers & Peripherals 1.0%
3D Systems Corp.* (a)	81,391	$3,573,065
Diebold, Inc.	55,912	1,883,675
Lexmark International, Inc., Class A	55,319	1,691,102
NCR Corp.*	144,353	4,762,205

		11,910,047

Construction & Engineering 0.9%
AECOM Technology Corp.*	90,496	2,876,868
Granite Construction, Inc.	31,206	928,691
KBR, Inc.	129,761	4,217,232
URS Corp.	66,630	3,146,269

		11,169,060

Construction Materials 0.6%
Eagle Materials, Inc.	41,287	2,736,089
Martin Marietta Materials, Inc.	40,319	3,968,196

		6,704,285

Containers & Packaging 1.7%
AptarGroup, Inc.	58,568	3,233,539
Greif, Inc., Class A	26,742	1,408,501
Packaging Corp. of America	86,116	4,216,240
Rock Tenn Co., Class A	63,149	6,307,322
Silgan Holdings, Inc.	39,693	1,863,983
Sonoco Products Co.	88,907	3,073,515

		20,103,100

Distributors 0.6%
LKQ Corp.*	262,147	6,750,285

Diversified Consumer Services 0.9%
Apollo Group, Inc., Class A*	87,758	1,555,072
DeVry, Inc.	49,687	1,541,291
Matthews International Corp., Class A	24,231	913,508
Regis Corp.	49,828	818,176
Service Corp. International	185,830	3,350,515
Sotheby’s	59,967	2,273,349
Strayer Education, Inc. (a)	9,491	463,445

		10,915,356

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	76,615	3,573,324
MSCI, Inc.*	106,007	3,526,853

		7,100,177

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	131,967	3,713,551

Electric Utilities 2.1%
Cleco Corp.	53,063	2,463,715
Great Plains Energy, Inc.	134,944	3,041,638
Hawaiian Electric Industries, Inc. (a)	86,553	2,190,656
IDACORP, Inc.	44,139	2,108,079

Common Stocks (continued)

	Shares	Market Value

Electric Utilities (continued)
NV Energy, Inc.	206,698	$4,849,135
OGE Energy Corp.	87,030	5,935,446
PNM Resources, Inc.	69,895	1,550,970
Westar Energy, Inc.	111,393	3,560,120

		25,699,759

Electrical Equipment 1.7%
Acuity Brands, Inc.	37,606	2,840,005
AMETEK, Inc.	213,797	9,043,613
General Cable Corp.	43,755	1,345,466
Hubbell, Inc., Class B	46,898	4,642,902
Regal-Beloit Corp.	39,494	2,560,791

		20,432,777

Electronic Equipment, Instruments & Components 1.9%
Arrow Electronics, Inc.*	91,889	3,661,777
Avnet, Inc.*	120,316	4,042,618
Ingram Micro, Inc., Class A*	133,781	2,540,501
Itron, Inc.* (a)	34,726	1,473,424
National Instruments Corp.	83,474	2,332,264
Tech Data Corp.*	33,138	1,560,468
Trimble Navigation Ltd.*	224,546	5,840,441
Vishay Intertechnology, Inc.*	116,128	1,613,018

		23,064,511

Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.*	50,269	2,616,501
CARBO Ceramics, Inc. (a)	17,243	1,162,696
Dresser-Rand Group, Inc.*	66,884	4,011,702
Dril-Quip, Inc.*	32,044	2,893,253
Helix Energy Solutions Group, Inc.*	86,473	1,992,338
Oceaneering International, Inc.	94,986	6,857,989
Oil States International, Inc.*	48,246	4,469,509
Patterson-UTI Energy, Inc.	128,686	2,490,718
Superior Energy Services, Inc.*	140,097	3,634,116
Tidewater, Inc.	43,482	2,477,170
Unit Corp.*	38,350	1,632,943

		34,238,935

Food & Staples Retailing 0.5%
Harris Teeter Supermarkets, Inc.	43,424	2,034,849
SUPERVALU, Inc.* (a)	176,550	1,098,141
United Natural Foods, Inc.*	43,288	2,337,119

		5,470,109

Food Products 2.5%
Dean Foods Co.*	163,883	1,642,108
Flowers Foods, Inc.	151,243	3,334,908
Green Mountain Coffee Roasters, Inc.* (a)	108,716	8,160,223
Hillshire Brands Co.	108,045	3,574,128
Ingredion, Inc.	68,010	4,462,816
Lancaster Colony Corp.	17,009	1,326,532
Post Holdings, Inc.*	28,651	1,250,903

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Smithfield Foods, Inc.*	109,725	$3,593,494
Tootsie Roll Industries, Inc. (a)	18,343	582,940
WhiteWave Foods Co., Class A* (a)	121,508	1,974,505

		29,902,557

Gas Utilities 1.4%
Atmos Energy Corp.	79,492	3,263,941
National Fuel Gas Co.	73,349	4,250,575
Questar Corp.	153,679	3,665,244
UGI Corp.	99,963	3,909,553
WGL Holdings, Inc.	45,366	1,960,719

		17,050,032

Health Care Equipment & Supplies 2.4%
Cooper Cos., Inc. (The)	42,723	5,086,173
Hill-Rom Holdings, Inc.	52,464	1,766,987
Hologic, Inc.*	236,466	4,563,794
IDEXX Laboratories, Inc.*	47,497	4,264,281
Masimo Corp.	45,059	955,251
ResMed, Inc. (a)	125,070	5,644,409
STERIS Corp.	51,768	2,219,812
Teleflex, Inc.	36,131	2,799,791
Thoratec Corp.*	50,329	1,575,801

		28,876,299

Health Care Providers & Services 3.2%
Community Health Systems, Inc.	82,768	3,880,164
Health Management Associates, Inc., Class A*	227,720	3,579,758
Health Net, Inc.*	69,602	2,214,736
Henry Schein, Inc.*	76,494	7,324,300
LifePoint Hospitals, Inc.*	41,622	2,032,818
MEDNAX, Inc.*	43,912	4,021,461
Omnicare, Inc.	92,105	4,394,330
Owens & Minor, Inc.	55,565	1,879,764
Universal Health Services, Inc., Class B	78,281	5,241,696
VCA Antech, Inc.* (a)	77,800	2,029,802
WellCare Health Plans, Inc.*	38,173	2,120,510

		38,719,339

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	155,686	2,014,577
HMS Holdings Corp.*	77,034	1,794,892

		3,809,469

Hotels, Restaurants & Leisure 1.7%
Bally Technologies, Inc.*	33,910	1,913,202
Bob Evans Farms, Inc.	24,437	1,148,050
Brinker International, Inc.	61,933	2,442,018
Cheesecake Factory, Inc. (The)	43,557	1,824,603
Domino’s Pizza, Inc. (a)	49,383	2,871,621
International Speedway Corp., Class A	22,478	707,383
Life Time Fitness, Inc.*	34,768	1,742,225

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Panera Bread Co., Class A*	24,593	$4,572,822
Scientific Games Corp., Class A*	46,255	520,369
Wendy’s Co. (The) (a)	248,791	1,450,452
WMS Industries, Inc.*	48,204	1,229,684

		20,422,429

Household Durables 2.2%
Jarden Corp.*	88,722	3,881,587
KB Home (a)	71,960	1,412,575
M.D.C. Holdings, Inc.	34,295	1,114,930
Mohawk Industries, Inc.*	53,463	6,014,053
NVR, Inc.*	4,112	3,791,264
Tempur Sealy International, Inc.*	53,000	2,326,700
Toll Brothers, Inc.*	132,285	4,316,460
Tupperware Brands Corp.	46,432	3,607,302

		26,464,871

Household Products 1.1%
Church & Dwight Co., Inc.	121,317	7,486,472
Energizer Holdings, Inc.	54,650	5,492,872

		12,979,344

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	55,867	3,481,073

Information Technology Services 3.2%
Acxiom Corp.*	64,989	1,473,950
Alliance Data Systems Corp.* (a)	43,181	7,817,056
Broadridge Financial Solutions, Inc.	106,422	2,828,697
Convergys Corp.	92,233	1,607,621
CoreLogic, Inc.*	83,833	1,942,411
DST Systems, Inc.	26,211	1,712,365
Gartner, Inc.*	82,320	4,691,417
Global Payments, Inc.	67,927	3,146,379
Jack Henry & Associates, Inc.	75,597	3,562,887
Lender Processing Services, Inc.	74,564	2,412,145
ManTech International Corp., Class A	20,872	545,177
NeuStar, Inc., Class A*	57,767	2,812,097
VeriFone Systems, Inc.*	95,347	1,602,783
WEX, Inc.*	34,066	2,612,862

		38,767,847

Insurance 4.8%
Alleghany Corp.*	14,790	5,669,155
American Financial Group, Inc.	66,324	3,243,907
Arthur J. Gallagher & Co.	111,297	4,862,566
Aspen Insurance Holdings Ltd.	59,798	2,217,908
Brown & Brown, Inc.	103,685	3,342,804
Everest Re Group Ltd.	43,872	5,627,023
Fidelity National Financial, Inc., Class A	187,631	4,467,494
First American Financial Corp.	95,011	2,094,042
Hanover Insurance Group, Inc. (The)	38,638	1,890,557
HCC Insurance Holdings, Inc.	88,140	3,799,715

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Kemper Corp.	47,387	$1,623,005
Mercury General Corp.	31,825	1,399,027
Old Republic International Corp.	211,927	2,727,501
Primerica, Inc.	40,547	1,518,080
Protective Life Corp.	68,914	2,646,987
Reinsurance Group of America, Inc.	63,647	4,398,644
StanCorp Financial Group, Inc.	38,864	1,920,270
W.R. Berkley Corp.	96,735	3,952,592

		57,401,277

Internet & Catalog Retail 0.1%
HSN, Inc.	31,395	1,686,539

Internet Software & Services 1.4%
AOL, Inc.*	68,018	2,481,296
Equinix, Inc.*	43,333	8,004,472
Monster Worldwide, Inc.* (a)	101,909	500,373
Rackspace Hosting, Inc.*	96,999	3,675,292
ValueClick, Inc.*	62,929	1,553,088

		16,214,521

Leisure Equipment & Products 0.5%
Polaris Industries, Inc.	56,133	5,332,635

Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A*	17,790	1,996,038
Charles River Laboratories International, Inc.*	43,063	1,766,875
Covance, Inc.*	49,069	3,736,113
Mettler-Toledo International, Inc.*	26,501	5,332,001
Techne Corp.	30,396	2,099,756

		14,930,783

Machinery 5.2%
AGCO Corp.	85,413	4,286,878
CLARCOR, Inc.	43,583	2,275,468
Crane Co.	42,666	2,556,547
Donaldson Co., Inc.	118,622	4,230,060
Gardner Denver, Inc.	43,192	3,247,175
Graco, Inc.	53,795	3,400,382
Harsco Corp.	70,779	1,641,365
IDEX Corp.	72,191	3,884,598
ITT Corp.	78,922	2,321,096
Kennametal, Inc.	69,123	2,684,046
Lincoln Electric Holdings, Inc.	72,817	4,170,230
Nordson Corp.	49,610	3,438,469
Oshkosh Corp.*	77,268	2,933,866
SPX Corp.	41,080	2,956,938
Terex Corp.* (b)	97,652	2,568,248
Timken Co.	70,090	3,944,665
Trinity Industries, Inc.	69,511	2,672,003
Valmont Industries, Inc.	20,670	2,957,670
Wabtec Corp.	84,469	4,513,179

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Woodward, Inc.	53,082	$2,123,280

		62,806,163

Marine 0.4%
Kirby Corp.*	49,824	3,963,001
Matson, Inc.	37,566	939,150

		4,902,151

Media 1.3%
AMC Networks, Inc., Class A*	50,700	3,316,287
Cinemark Holdings, Inc.	89,316	2,493,703
DreamWorks Animation SKG, Inc., Class A* (a)	62,439	1,602,185
John Wiley & Sons, Inc., Class A	40,600	1,627,654
Lamar Advertising Co., Class A*	48,869	2,120,915
Meredith Corp. (a)	31,635	1,508,989
New York Times Co. (The), Class A*	107,387	1,187,700
Scholastic Corp.	23,212	679,879
Valassis Communications, Inc. (a)	34,084	838,126

		15,375,438

Metals & Mining 1.4%
Carpenter Technology Corp.	38,857	1,751,285
Commercial Metals Co.	102,561	1,514,826
Compass Minerals International, Inc.	29,232	2,470,981
Reliance Steel & Aluminum Co.	67,341	4,414,876
Royal Gold, Inc.	57,100	2,402,768
Steel Dynamics, Inc.	193,417	2,883,847
Worthington Industries, Inc.	46,841	1,485,328

		16,923,911

Multiline Retail 0.2%
Big Lots, Inc.*	51,136	1,612,318
Saks, Inc.* (a)	88,334	1,204,876

		2,817,194

Multi-Utilities 1.1%
Alliant Energy Corp.	97,378	4,909,799
Black Hills Corp.	39,035	1,902,956
MDU Resources Group, Inc.	165,774	4,295,204
Vectren Corp.	72,213	2,442,966

		13,550,925

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	44,705	1,941,985

Oil, Gas & Consumable Fuels 2.2%
Alpha Natural Resources, Inc.*	194,294	1,018,101
Arch Coal, Inc. (a)	186,843	706,267
Bill Barrett Corp.* (a)	42,861	866,649
Cimarex Energy Co.	75,894	4,932,351
Energen Corp.	63,405	3,313,545
Forest Oil Corp.* (a)	—	0

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	178,501	$7,636,273
Rosetta Resources, Inc.*	53,649	2,281,156
SM Energy Co.	58,184	3,489,876
World Fuel Services Corp.	63,778	2,549,844

		26,794,062

Paper & Forest Products 0.3%
Domtar Corp.	29,505	1,962,083
Louisiana-Pacific Corp.*	122,318	1,809,083

		3,771,166

Pharmaceuticals 0.5%
Endo Health Solutions, Inc.*	98,536	3,625,140
Mallinckrodt PLC*	51,496	2,339,463

		5,964,603

Professional Services 0.9%
Corporate Executive Board Co. (The)	29,523	1,866,444
FTI Consulting, Inc.*	35,385	1,163,813
Manpowergroup, Inc.	67,745	3,712,426
Towers Watson & Co., Class A	49,559	4,060,864

		10,803,547

Real Estate Investment Trusts (REITs) 9.4%
Alexandria Real Estate Equities, Inc.	61,819	4,062,745
American Campus Communities, Inc.	91,983	3,740,029
BioMed Realty Trust, Inc.	163,607	3,309,770
BRE Properties, Inc.	67,622	3,382,452
Camden Property Trust	74,493	5,150,446
Corporate Office Properties Trust	75,337	1,921,093
Corrections Corp. of America	101,172	3,426,696
Duke Realty Corp.	282,391	4,402,476
Equity One, Inc.	54,425	1,231,638
Essex Property Trust, Inc.	33,366	5,302,525
Extra Space Storage, Inc.	90,990	3,815,211
Federal Realty Investment Trust	57,287	5,939,516
Highwoods Properties, Inc.	72,137	2,568,799
Home Properties, Inc.	45,875	2,998,849
Hospitality Properties Trust	122,675	3,223,899
Kilroy Realty Corp.	66,167	3,507,513
Liberty Property Trust	105,588	3,902,532
Mack-Cali Realty Corp.	73,312	1,795,411
National Retail Properties, Inc.	103,936	3,575,398
Omega Healthcare Investors, Inc.	101,999	3,164,009
Potlatch Corp.	35,561	1,438,087
Rayonier, Inc.	110,655	6,129,180
Realty Income Corp.	170,758	7,158,175
Regency Centers Corp.	80,438	4,087,055
Senior Housing Properties Trust	165,111	4,281,328
SL Green Realty Corp.	80,334	7,084,655
Taubman Centers, Inc.	55,612	4,179,242
UDR, Inc.	220,211	5,613,178

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors	98,400	$3,027,768

		113,419,675

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.*	37,744	1,500,324
Jones Lang LaSalle, Inc.	38,712	3,528,212

		5,028,536

Road & Rail 1.2%
Con-way, Inc.	49,483	1,927,858
Genesee & Wyoming, Inc., Class A*	43,447	3,686,043
J.B. Hunt Transport Services, Inc.	79,484	5,741,924
Landstar System, Inc.	40,831	2,102,796
Werner Enterprises, Inc.	39,139	945,990

		14,404,611

Semiconductors & Semiconductor Equipment 2.1%
Atmel Corp.*	376,287	2,765,709
Cree, Inc.*	103,539	6,612,001
Cypress Semiconductor Corp.* (a)	118,838	1,275,132
Fairchild Semiconductor International, Inc.*	111,821	1,543,130
Integrated Device Technology, Inc.*	129,629	1,029,254
International Rectifier Corp.*	60,898	1,275,204
Intersil Corp., Class A	111,853	874,690
RF Micro Devices, Inc.*	247,075	1,321,851
Semtech Corp.* (a)	59,279	2,076,543
Silicon Laboratories, Inc.*	34,304	1,420,529
Skyworks Solutions, Inc.*	167,847	3,674,171
SunEdison, Inc.*	203,640	1,663,739

		25,531,953

Software 4.3%
ACI Worldwide, Inc.* (a)	35,003	1,626,939
Advent Software, Inc.*	28,450	997,457
ANSYS, Inc.*	81,807	5,980,092
Cadence Design Systems, Inc.*	248,500	3,598,280
CommVault Systems, Inc.*	37,961	2,880,860
Compuware Corp.	187,451	1,940,118
Concur Technologies, Inc.* (a)	40,206	3,271,964
FactSet Research Systems, Inc. (a)	35,523	3,621,215
Fair Isaac Corp.	31,511	1,444,149
Informatica Corp.*	94,924	3,320,442
Mentor Graphics Corp.	83,166	1,625,895
MICROS Systems, Inc.*	69,054	2,979,680
PTC, Inc.*	104,954	2,574,522
Rovi Corp.*	90,751	2,072,753
SolarWinds, Inc.*	54,111	2,100,048
Solera Holdings, Inc.	60,482	3,365,823
Synopsys, Inc.*	134,989	4,825,857
TIBCO Software, Inc.*	136,888	2,929,403

		51,155,497

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 4.3%
Aaron’s, Inc.	61,854	$1,732,531
Advance Auto Parts, Inc.	64,204	5,211,439
Aeropostale, Inc.* (a)	68,900	950,820
American Eagle Outfitters, Inc.	153,922	2,810,616
Ann, Inc.*	41,382	1,373,882
Ascena Retail Group, Inc.*	111,729	1,949,671
Barnes & Noble, Inc.*	33,225	530,271
Cabela’s, Inc.*	40,821	2,643,568
Chico’s FAS, Inc.	142,422	2,429,719
CST Brands, Inc.*	52,952	1,631,451
Dick’s Sporting Goods, Inc.	87,970	4,403,778
Foot Locker, Inc.	131,797	4,630,029
Guess?, Inc.	53,631	1,664,170
Office Depot, Inc.* (a)	251,590	973,653
Rent-A-Center, Inc.	50,769	1,906,376
Signet Jewelers Ltd.	71,003	4,787,732
Tractor Supply Co.	61,275	7,206,553
Williams-Sonoma, Inc.	75,475	4,218,298

		51,054,557

Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	44,733	3,313,373
Deckers Outdoor Corp.* (a)	30,282	1,529,544
Hanesbrands, Inc.	86,544	4,450,092
Under Armour, Inc., Class A* (a)	68,243	4,074,790

		13,367,799

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	72,294	779,329
New York Community Bancorp, Inc.	387,027	5,418,378
Washington Federal, Inc.	91,468	1,726,916

		7,924,623

Tobacco 0.1%
Universal Corp.	20,448	1,182,917

Trading Companies & Distributors 1.0%
GATX Corp.	41,085	1,948,662
MSC Industrial Direct Co., Inc., Class A	41,134	3,186,240
United Rentals, Inc.* (a)	82,746	4,129,853
Watsco, Inc.	26,063	2,188,249

		11,453,004

Water Utilities 0.3%
Aqua America, Inc.	123,537	3,865,473

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	88,231	2,174,894

Total Common Stocks (cost $891,296,020)		1,169,371,275

Mutual Fund 3.0%

	Shares	Market Value

Money Market Fund 3.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (c)	35,559,573	$35,559,573

Total Mutual Fund (cost $35,559,573)		35,559,573

Repurchase Agreements 6.0%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $40,000,400, collateralized by U.S. Government Agency Securities, ranging from 0.00%-7.25%, maturing 07/01/13-07/17/37; total market value $40,800,063. (d)	$40,000,000	40,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $12,601,835, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18-05/04/37; total market value $12,853,865. (d)	12,601,720	12,601,720
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $20,000,183, collateralized by U.S. Government Agency Securities, ranging from 1.13%-5.50%, maturing 04/20/24-05/20/43; total market value $20,400,119. (d)	20,000,000	20,000,000

Total Repurchase Agreements (cost $72,601,720)		72,601,720

Total Investments (cost $999,457,313) (e) — 106.3%		1,277,532,568

Liabilities in excess of other assets — (6.3%)		(75,846,983)

NET ASSETS — 100.0%		$1,201,685,585

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $70,779,289.

(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of June 30, 2013.

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $72,601,720.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
299	S&P MID 400 E-Mini	09/20/13	$34,621,210	$(172,331)

At June 30, 2013, the Fund has $1,224,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund
Assets:
Investments, at value * (cost $926,855,593)	$1,204,930,848
Repurchase agreements, at value and cost	72,601,720

Total Investments	1,277,532,568

Cash	12,798
Deposits with broker for futures contracts	1,224,000
Dividends receivable	1,076,834
Security lending income receivable	35,788
Receivable for investments sold	1,021,876
Receivable for capital shares issued	493,679
Prepaid expenses	9,789

Total Assets	1,281,407,332

Liabilities:
Payable for investments purchased	3,895,954
Payable for capital shares redeemed	2,817,609
Payable for variation margin on futures contracts	90,189
Payable upon return of securities loaned (Note 2)	72,601,720
Accrued expenses and other payables:
Investment advisory fees	203,702
Fund administration fees	29,616
Distribution fees	3,113
Administrative servicing fees	41,734
Accounting and transfer agent fees	1,030
Trustee fees	227
Custodian fees	6,629
Compliance program costs (Note 3)	1,026
Professional fees	14,813
Printing fees	14,053
Other	332

Total Liabilities	79,721,747

Net Assets	$1,201,685,585

Represented by:
Capital	$866,541,014
Accumulated undistributed net investment income	10,073,107
Accumulated net realized gains from investment and futures transactions	47,168,540
Net unrealized appreciation/(depreciation) from investments	278,075,255
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(172,331)

Net Assets	$1,201,685,585

Net Assets:
Class I Shares	$335,875,112
Class II Shares	14,879,549
Class Y Shares	850,930,924

Total	$1,201,685,585

*	Includes value of securities on loan of $70,779,289 (Note 2).

14

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	15,425,066
Class II Shares	687,368
Class Y Shares	39,052,815

Total	55,165,249

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$21.77
Class II Shares	$21.65
Class Y Shares	$21.79

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund
INVESTMENT INCOME:
Dividend income	$9,202,520
Income from securities lending (Note 2)	216,343

Total Income	9,418,863

EXPENSES:
Investment advisory fees	1,237,786
Fund administration fees	187,485
Distribution fees Class II Shares	18,170
Administrative servicing fees Class I Shares	245,724
Administrative servicing fees Class II Shares	7,995
Professional fees	28,741
Printing fees	15,218
Trustee fees	22,766
Custodian fees	21,689
Accounting and transfer agent fees	4,857
Compliance program costs (Note 3)	2,132
Other	19,750

Total expenses before earnings credit	1,812,313

Earnings credit (Note 4)	(364)

Net Expenses	1,811,949

NET INVESTMENT INCOME	7,606,914

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	37,988,655
Net realized gains from futures transactions (Note 2)	1,405,171

Net realized gains from investment and futures transactions	39,393,826

Net change in unrealized appreciation/(depreciation) from investments	114,819,024
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(210,568)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	114,608,456

Net realized/unrealized gains from investments and futures transactions	154,002,282

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$161,609,196

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$7,606,914	$14,837,110
Net realized gains from investment and futures transactions	39,393,826	28,995,399
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	114,608,456	136,380,801

Change in net assets resulting from operations	161,609,196	180,213,310

Distributions to Shareholders From:
Net investment income:
Class I	–	(3,195,031)
Class II	–	(112,258)
Class Y	–	(9,922,469)
Net realized gains:
Class I	–	(20,110,885)
Class II	–	(867,956)
Class Y	–	(54,919,608)

Change in net assets from shareholder distributions	–	(89,128,207)

Change in net assets from capital transactions	(93,591,980)	(4,070,125)

Change in net assets	68,017,216	87,014,978

Net Assets:
Beginning of period	1,133,668,369	1,046,653,391

End of period	$1,201,685,585	$1,133,668,369

Accumulated undistributed net investment income at end of period	$10,073,107	$2,466,193

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$22,697,437	$28,116,286
Dividends reinvested	–	23,305,916
Cost of shares redeemed	(31,250,848)	(63,089,320)

Total Class I Shares	(8,553,411)	(11,667,118)

Class II Shares
Proceeds from shares issued	2,117,034	2,287,596
Dividends reinvested	–	980,214
Cost of shares redeemed	(2,566,404)	(3,170,906)

Total Class II Shares	(449,370)	96,904

Class Y Shares
Proceeds from shares issued	10,980,674	73,537,459
Dividends reinvested	–	64,842,077
Cost of shares redeemed	(95,569,873)	(130,879,447)

Total Class Y Shares	(84,589,199)	7,500,089

Change in net assets from capital transactions	$(93,591,980)	$(4,070,125)

17

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	1,075,538	1,471,263
Reinvested	–	1,242,515
Redeemed	(1,481,954)	(3,339,934)

Total Class I Shares	(406,416)	(626,156)

Class II Shares
Issued	100,349	120,541
Reinvested	–	52,580
Redeemed	(122,048)	(167,241)

Total Class II Shares	(21,699)	5,880

Class Y Shares
Issued	525,529	3,880,506
Reinvested	–	3,454,101
Redeemed	(4,509,622)	(6,792,886)

Total Class Y Shares	(3,984,093)	541,721

Total change in shares	(4,412,208)	(78,555)

Amounts designated as “–” are zero or have been rounded to zero

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Mid Cap Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$19.03	0.12	2.62	2.74	–	–	–	$21.77	14.40%	$335,875,112	0.41%	1.16%	0.41%	3.81%
Year Ended December 31, 2012(e)	$17.55	0.23	2.80	3.03	(0.20)	(1.35)	(1.55)	$19.03	17.47%	$301,281,784	0.41%	1.23%	0.41%	10.21%
Year Ended December 31, 2011(e)	$18.46	0.16	(0.63)	(0.47)	(0.15)	(0.29)	(0.44)	$17.55	(2.54)%	$288,786,869	0.40%	0.85%	0.42%	20.81%
Year Ended December 31, 2010(e)	$14.82	0.15	3.71	3.86	(0.20)	(0.02)	(0.22)	$18.46	26.20%	$317,379,516	0.42%	0.97%	0.43%	11.92%
Year Ended December 31, 2009(e)	$11.25	0.15	3.94	4.09	(0.12)	(0.40)	(0.52)	$14.82	36.76%	$296,275,777	0.45%	1.23%	0.45%	22.52%
Year Ended December 31, 2008	$19.18	0.21	(6.83)	(6.62)	(0.21)	(1.10)	(1.31)	$11.25	(36.46)%	$250,979,592	0.44%	1.22%	0.44%	24.70%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$18.94	0.10	2.61	2.71	–	–	–	$21.65	14.31%	$14,879,549	0.61%	0.95%	0.61%	3.81%
Year Ended December 31, 2012(e)	$17.47	0.19	2.80	2.99	(0.17)	(1.35)	(1.52)	$18.94	17.27%	$13,428,803	0.61%	1.03%	0.61%	10.21%
Year Ended December 31, 2011(e)	$18.38	0.13	(0.63)	(0.50)	(0.12)	(0.29)	(0.41)	$17.47	(2.68)%	$12,285,803	0.53%	0.72%	0.54%	20.81%
Year Ended December 31, 2010(e)	$14.76	0.11	3.69	3.80	(0.16)	(0.02)	(0.18)	$18.38	25.86%	$13,715,960	0.67%	0.72%	0.68%	11.92%
Year Ended December 31, 2009(e)	$11.20	0.12	3.93	4.05	(0.09)	(0.40)	(0.49)	$14.76	36.50%	$12,669,285	0.70%	0.99%	0.70%	22.52%
Year Ended December 31, 2008	$19.11	0.18	(6.81)	(6.63)	(0.18)	(1.10)	(1.28)	$11.20	(36.61)%	$11,279,926	0.64%	1.02%	0.64%	24.70%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$19.03	0.14	2.62	2.76	–	–	–	$21.79	14.50%	$850,930,924	0.26%	1.30%	0.26%	3.81%
Year Ended December 31, 2012(e)	$17.55	0.26	2.80	3.06	(0.23)	(1.35)	(1.58)	$19.03	17.64%	$818,957,782	0.26%	1.39%	0.26%	10.21%
Year Ended December 31, 2011(e)	$18.46	0.18	(0.63)	(0.45)	(0.17)	(0.29)	(0.46)	$17.55	(2.39)%	$745,580,719	0.25%	0.99%	0.27%	20.81%
Year Ended December 31, 2010(e)	$14.82	0.18	3.70	3.88	(0.22)	(0.02)	(0.24)	$18.46	26.39%	$917,017,724	0.27%	1.12%	0.28%	11.92%
Year Ended December 31, 2009(e)	$11.25	0.17	3.94	4.11	(0.14)	(0.40)	(0.54)	$14.82	36.96%	$744,821,020	0.30%	1.34%	0.30%	22.52%
Year Ended December 31, 2008	$19.18	0.23	(6.83)	(6.60)	(0.23)	(1.10)	(1.33)	$11.25	(36.38)%	$541,354,715	0.31%	1.36%	0.31%	24.70%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Mid Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,169,371,275	$—	$—	$1,169,371,275
Mutual Fund	35,559,573	—	—	35,559,573
Repurchase Agreements	—	72,601,720	—	72,601,720
Total Assets	$1,204,930,848	$72,601,720	$—	$1,277,532,568
Liabilities:
Futures Contracts	(172,331)	—	—	(172,331)
Total Liabilities	$(172,331)	$—	$—	$(172,331)
Total	$1,204,758,517	$72,601,720	$—	$1,277,360,237

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily generally at their settlement price, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized depreciation from futures contracts	$(172,331)
Total		$(172,331)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$1,405,171
Total	$1,405,171

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(210,568)
Total	$(210,568)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2013.

(d)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(172,331)	$—	$(172,331)
Total	$(172,331)	$—	$(172,331)

Amounts designated as “—” are zero or have been rounded to zero.

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount
Goldman Sachs	$(172,331)	$—	$172,331	$—
Total	$(172,331)	$—	$172,331	$—

(1)	The collateral pledged is a portion of the deposit held with the broker as shown on the Statement of Assets and Liabilities as of June 30, 2013.

Amounts designated as “—” are zero or have been rounded to zero.

(e)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Funds’ loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$70,779,289
Collateral offsetting	72,601,720
Net Amount(1)	$1,822,431

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(f)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$72,601,720
Collateral offsetting	74,054,047
Net Amount(1)	$1,452,327

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

26

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and

27

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.205%
$1.5 billion up to $3 billion	0.185%
$3 billion and more	0.175%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.30% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

28

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

During the six months ended June 30, 2013, NFM received $187,485 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $2,132.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $253,719 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $45,465,353 and sales of $156,893,304 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

29

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $0 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities excluding derivative contracts and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,022,173,973	$306,999,752	$(51,641,157)	$255,358,595

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

30

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

31

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each NVIT Index Fund (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that all of the NVIT Index Funds had achieved gross performance of their Class Y shares either above that of the Funds’ respective benchmark indexes for the three-year period ended September 30, 2012 or below the benchmark index performance by a small margin.

32

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

33

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

34

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

35

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

37

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

38

NVIT Money Market Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

26	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MMKT (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Money Market Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual Hypothetical	[b]	1,000.00 1,000.00	1,000.00 1,023.65	1.14 1.15	0.23 0.23
Class II Shares	Actual Hypothetical	[b]	1,000.00 1,000.00	1,000.00 1,023.65	1.14 1.15	0.23 0.23
Class IV Shares	Actual Hypothetical	[b]	1,000.00 1,000.00	1,000.00 1,023.65	1.14 1.15	0.23 0.23
Class V Shares	Actual Hypothetical	[b]	1,000.00 1,000.00	1,000.00 1,023.65	1.14 1.15	0.23 0.23
Class Y Shares	Actual Hypothetical	[b]	1,000.00 1,000.00	1,000.00 1,023.60	1.19 1.20	0.24 0.24

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Money Market Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Commercial Paper	42.6%
Repurchase Agreement	20.9%
Corporate Bonds	12.2%
Municipal Bonds	7.2%
Certificates of Deposit	6.3%
Mutual Fund	5.7%
Asset-Backed Securities	3.4%
Other assets in excess of liabilities	1.7%

100.0%

Top Industries ††
Banking	36.7%
Finance-Automotive	11.5%
Finance-Retail	11.4%
Sovereign	9.1%
Finance-Commercial	7.0%
Asset Management	5.8%
Electric Power	4.1%
Oil & Oil Finance	2.9%
Food & Beverage	1.8%
Finance-Equipment	1.5%
Other Industries*	8.2%

100.0%

Top Holdings ††
Federated Prime Obligations Fund, Institutional Shares	5.8%
BlackRock Investment Quality Municipal Trust, Inc., 0.12%, 01/02/15	4.4%
Bank of America N.A., 0.27%, 09/10/13	2.4%
Electricite de France SA, 08/22/13	2.3%
Erste Abwicklungsanstalt, 07/31/13	2.3%
Salisbury Receivables Co. LLC, 07/15/13	2.0%
Credit Agricole Corporate and Investment Bank, 0.27%, 09/26/13	2.0%
Toyota Motor Credit Corp., 0.27%, 02/24/14	1.9%
Nestle Capital Corp., 09/05/13	1.8%
Bank of America N.A., 0.28%, 09/06/13	1.7%
Other Holdings*	73.4%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 3.4%

	Principal Amount	Market Value

Banking 0.3%
HLSS Servicer Advance Receivables Trust,
Series 2012-MM1, Class A,
0.65%, 09/16/13 (a)(b)	$5,769,231	$5,769,231

Finance-Automotive 1.6%
AmeriCredit Automobile Receivables,
Series 2013-2
0.25%, 04/08/14	7,012,077	7,012,077
ARI Fleet Lease Trust,
Series 2013-A, Class A1,
0.26%, 04/15/14 (b)	10,949,504	10,949,504
Hyundai Auto Receivables Trust,
Series 2013-A, Class A1,
0.20%, 02/18/14	7,559,890	7,559,890
SMART Trust,
Series 2013-1US, Class A1,
0.23%, 01/14/14	8,958,742	8,958,742

		34,480,213

Finance-Equipment 1.5%
CNH Equipment Trust,
Series 2013-A, Class A1,
0.23%, 03/14/14	23,476,804	23,476,804
Macquarie Equipment Funding Trust,
Series 2012-A, Class A1,
0.29%, 10/21/13 (b)	1,245,250	1,245,250
Volvo Financial Equipment LLC,
Series 2013-1A, Class A1,
0.26%, 04/15/14 (b)	6,868,659	6,868,659

		31,590,713

Total Asset-Backed Securities (cost $71,840,157)		71,840,157

Certificates of Deposit 6.3%
Banking 6.3%
Bank of Montreal,
0.34%, 07/11/14 (c)	12,000,000	12,000,000
Credit Agricole Corporate and Investment Bank
0.26%, 09/10/13	11,000,000	11,000,000
0.27%, 09/26/13	41,000,000	41,000,000
Royal Bank of Canada, Montreal,
0.33%, 07/03/14 (c)	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp.
0.24%, 10/04/13	20,000,000	20,000,000
0.24%, 10/07/13	9,000,000	9,000,000
Toronto Dominion Bank,
0.27%, 09/13/13 (c)	20,000,000	20,000,000

		133,000,000

Total Certificates of Deposit (cost $133,000,000)		133,000,000

Commercial Paper 42.6%

	Principal Amount	Market Value

Banking 1.9%
Bedford Row Funding Corp.,
0.33%, 06/06/14	$20,000,000	$19,937,666
BNP Paribas Finance, Inc.,
0.24%, 08/20/13	13,650,000	13,645,450
LMA-Americas LLC,
0.28%, 07/17/13	6,260,000	6,259,221

		39,842,337

Electric Power 4.0%
Electricite de France SA
0.21%, 07/05/13	30,000,000	29,999,300
0.19%, 08/22/13	47,100,000	47,087,074
0.19%, 08/30/13	7,780,000	7,777,536

		84,863,910

Finance-Automotive 7.7%
FCAR Owner Trust
0.34%, 07/01/13	7,550,000	7,550,000
0.34%, 07/15/13	10,000,000	9,998,678
0.33%, 08/01/13	25,000,000	24,992,896
0.25%, 08/07/13	23,750,000	23,743,859
0.29%, 09/16/13	22,000,000	21,986,354
0.25%, 10/02/13	1,300,000	1,299,160
0.29%, 10/15/13	12,000,000	11,989,753
Toyota Motor Credit Corp.
0.25%, 09/06/13	34,900,000	34,883,762
0.27%, 09/16/13	25,700,000	25,685,158

		162,129,620

Finance-Commercial 5.0%
Atlantic Asset Securitization LLC,
0.28%, 09/04/13 (c)	15,000,000	14,999,734
Fairway Finance Co. LLC
0.22%, 07/11/13 (b)(c)	5,000,000	5,000,000
0.22%, 07/18/13 (b)(c)	11,000,000	11,000,000
0.22%, 07/22/13 (b)(c)	11,000,000	11,000,000
0.20%, 12/18/13 (b)(c)	30,000,000	30,000,000
Market Street Funding LLC
0.18%, 07/10/13	5,900,000	5,899,734
0.16%, 07/19/13	3,000,000	2,999,760
0.15%, 08/14/13	25,000,000	24,995,417

		105,894,645

Finance-Retail 11.2%
Barton Capital LLC
0.26%, 07/02/13	6,575,000	6,574,952
0.22%, 09/20/13	15,000,000	14,992,575
Chariot Funding LLC
0.27%, 10/09/13	24,000,000	23,982,000
0.25%, 09/17/13	6,250,000	6,246,615
0.26%, 10/10/13	15,000,000	14,989,058
0.25%, 10/17/13	13,000,000	12,990,250
0.25%, 10/18/13	15,000,000	14,988,646

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value

Finance-Retail (continued)
Jupiter Securitization Co. LLC
0.22%, 08/05/13	$31,000,000	$30,993,369
0.21%, 09/17/13	2,300,000	2,298,954
0.24%, 12/10/13	7,200,000	7,192,224
0.30%, 03/24/14	20,000,000	19,955,667
Salisbury Receivables Co. LLC
0.21%, 07/15/13	41,850,000	41,846,582
0.21%, 07/16/13	26,000,000	25,997,725
0.17%, 08/02/13	10,000,000	9,998,489
Sheffield Receivables Corp.,
0.20%, 08/06/13	2,500,000	2,499,500

		235,546,606

Food & Beverage 1.8%
Nestle Capital Corp.,
0.37%, 09/05/13	37,000,000	36,974,902

Oil & Oil Finance 2.1%
ConocoPhillips Qatar Funding Ltd.
0.10%, 07/11/13	34,930,000	34,929,030
0.12%, 07/18/13	2,950,000	2,949,833
0.13%, 07/22/13	5,850,000	5,849,556

		43,728,419

Sovereign 8.9%
Caisse des Depots et Consignations (CDC)
0.26%, 10/01/13	23,100,000	23,084,651
0.25%, 10/15/13	10,000,000	9,992,639
0.25%, 12/03/13	5,000,000	4,994,726
Erste Abwicklungsanstalt
0.23%, 07/31/13	46,750,000	46,741,039
0.21%, 08/20/13	35,000,000	34,989,792
Kells Funding, LLC
0.26%, 08/20/13	30,000,000	29,989,167
0.23%, 08/27/13	15,800,000	15,794,246
0.22%, 09/12/13	10,000,000	9,995,539
0.24%, 11/07/13	12,000,000	11,989,680

		187,571,479

Total Commercial Paper (cost $896,551,918)		896,551,918

Corporate Bonds 12.2%
Banking 6.8%
Bank of America N.A.
0.29%, 07/09/13	6,800,000	6,800,000
0.28%, 09/06/13	35,000,000	35,000,000
0.27%, 09/10/13	50,000,000	50,000,000
Bank of New York Mellon Corp.,
4.30%, 05/15/14	20,000,000	20,696,685

Corporate Bonds (continued)

	Principal Amount	Market Value

Banking (continued)
PNC Bank, N.A.,
0.50%, 07/18/14 (c)	$20,000,000	$20,000,000
Wells Fargo Bank, N.A.,
0.37%, 06/20/14 (c)	10,000,000	10,000,000

		142,496,685

Chemicals 0.3%
E.I. du Pont de Nemours & Co.,
5.00%, 07/15/13	6,250,000	6,261,271

Finance-Automotive 1.9%
Toyota Motor Credit Corp.,
0.27%, 02/24/14 (c)	40,000,000	40,000,000

Finance-Commercial 1.9%
General Electric Capital Corp.
1.13%, 01/07/14 (c)	16,000,000	16,072,182
5.90%, 05/13/14	22,160,000	23,231,855

		39,304,037

Insurance 0.1%
Metropolitan Life Global Funding I,
5.13%, 06/10/14 (b)	2,575,000	2,688,621

Oil & Oil Finance 0.7%
Shell International Finance BV,
4.00%, 03/21/14	14,815,000	15,197,801

Pharmaceuticals and Health Care 0.5%
Eli Lilly & Co.,
4.20%, 03/06/14	5,805,000	5,953,574
Merck & Co., Inc.,
5.30%, 12/01/13 (c)	2,410,000	2,460,167
Sanofi-Adventis SA,
0.59%, 03/28/14 (c)	1,700,000	1,703,719

		10,117,460

Total Corporate Bonds (cost $256,065,875)		256,065,875

Municipal Bonds 7.2%
California 4.3%
BlackRock Investment Quality Municipal Trust, Inc.,
0.12%, 07/01/13 (b)(c)	90,000,000	90,000,000

Illinois 1.5%
Carle Foundation,
0.06%, 07/04/13 (c)	10,000,000	10,000,000
Illinois State,
0.14%, 07/01/13 (b)(c)	20,860,000	20,860,000

		30,860,000

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Money Market Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Massachusetts 1.4%
Amherst College,
0.06%, 07/04/13 (c)	$29,700,000	$29,700,000

Total Municipal Bonds (cost $150,560,000)		150,560,000

Mutual Fund 5.7%

	Shares	Market Value

Asset Management 5.7%
Federated Prime Obligations Fund, Institutional Shares,
0.04% (d)	120,739,658	120,739,658

Total Mutual Fund (cost $120,739,658)		120,739,658

Repurchase Agreement 20.9%

	Principal Amount	Market Value

ING Financial Markets LLC, 0.15%, dated 06/28/13, due 7/01/13, repurchase price 438,445,481, collateralized by U.S. Government Agency Securities ranging from 0.44% — 6.00%, maturing 08/25/26 — 07/25/48; total market value $451,593,403.	$438,440,000	438,440,000

Total Repurchase Agreement (cost $438,440,000)		438,440,000

Total Investments (cost $2,067,197,608) (e) — 98.3%		2,067,197,608

Other assets in excess of liabilities — 1.7%		36,521,809

NET ASSETS — 100.0%		$2,103,719,417

(a)	Illiquid security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2013 was $195,381,265 which represents 9.29% of net assets.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2013. The maturity date represents the actual maturity date.

(d)	Represents 7-day effective yield as of June 30, 2013.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

BV	Private Limited Liability Company
LLC	Limited Liability Company
Ltd.	Limited
SA	Stock Company

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Money Market Fund
Assets:
Investments, at value (cost $1,628,757,608)	$1,628,757,608
Repurchase agreement, at value and cost	438,440,000

Total Investments	2,067,197,608

Cash	2,712
Interest and dividends receivable	849,659
Receivable for investments sold	28,950,000
Receivable for capital shares issued	22,549,887
Receivable for investment advisory fees	497,938
Prepaid expenses	15,344

Total Assets	2,120,063,148

Liabilities:
Payable for investments purchased	5,951,692
Payable for capital shares redeemed	9,384,115
Accrued expenses and other payables:
Fund administration fees	51,530
Distribution fees	148,048
Administrative servicing fees	652,342
Accounting and transfer agent fees	1,120
Trustee fees	411
Custodian fees	11,981
Compliance program costs (Note 3)	1,698
Professional fees	20,199
Printing fees	39,909
Other	80,686

Total Liabilities	16,343,731

Net Assets	$2,103,719,417

Represented by:
Capital	$2,105,243,044
Accumulated undistributed net investment income	1,870
Accumulated net realized losses from investment transactions	(1,525,497)

Net Assets	$2,103,719,417

Net Assets:
Class I Shares	$1,091,566,850
Class II Shares	389,422,358
Class IV Shares	57,855,650
Class V Shares	532,889,306
Class Y Shares	31,985,253

Total	$2,103,719,417

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,092,426,722
Class II Shares	389,612,823
Class IV Shares	57,902,028
Class V Shares	533,246,862
Class Y Shares	32,073,254

Total	2,105,261,689

10

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Money Market Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class II Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares	$1.00

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Money Market Fund
INVESTMENT INCOME:
Interest income	$2,240,284
Dividend income	45,098

Total Income	2,285,382

EXPENSES:
Investment advisory fees	3,801,350
Fund administration fees	296,745
Distribution fees Class II Shares	265,467
Administrative servicing fees Class I Shares	760,624
Administrative servicing fees Class II Shares	158,443
Administrative servicing fees Class IV Shares	44,310
Administrative servicing fees Class V Shares	246,259
Professional fees	43,649
Printing fees	26,890
Trustee fees	34,859
Custodian fees	34,493
Accounting and transfer agent fees	1,490
Compliance program costs (Note 3)	3,489
Other	25,018

Total expenses before earnings credit and fees waived	5,743,086

Earnings credit (Note 4)	(3,886)
Distribution fees voluntarily waived — Class II (Note 3)	(265,467)
Investment advisory fees waived (Note 3)	(1,980,547)
Administrative servicing fees voluntarily waived — Class I (Note 3)	(760,624)
Administrative servicing fees voluntarily waived — Class II (Note 3)	(158,443)
Administrative servicing fees voluntarily waived — Class IV (Note 3)	(44,310)
Administrative servicing fees voluntarily waived — Class V (Note 3)	(246,259)

Net Expenses	2,283,550

NET INVESTMENT INCOME	1,832

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized/unrealized gains from investments	7,537

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,369

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Money Market Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$1,832	$38
Net realized gains from investment transactions	7,537	6,250

Change in net assets resulting from operations	9,369	6,288

Change in net assets from capital transactions	(55,594,145)	(134,200,155)

Change in net assets	(55,584,776)	(134,193,867)

Net Assets:
Beginning of period	2,159,304,193	2,293,498,060

End of period	$2,103,719,417	$2,159,304,193

Accumulated undistributed net investment income at end of period	$1,870	$38

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$179,883,472	$363,991,398
Dividends reinvested	–	–
Cost of shares redeemed	(170,972,831)	(408,002,977)

Total Class I Shares	8,910,641	(44,011,579)

Class II Shares
Proceeds from shares issued	660,210,364	883,581,679
Dividends reinvested	–	–
Cost of shares redeemed	(488,754,890)	(919,329,398)

Total Class II Shares	171,455,474	(35,747,719)

Class IV Shares
Proceeds from shares issued	7,847,470	13,136,059
Dividends reinvested	–	–
Cost of shares redeemed	(10,347,995)	(20,032,173)

Total Class IV Shares	(2,500,525)	(6,896,114)

Class V Shares
Proceeds from shares issued	246,958,186	360,067,695
Dividends reinvested	–	–
Cost of shares redeemed	(210,080,271)	(334,750,734)

Total Class V Shares	36,877,915	25,316,961

Class Y Shares
Proceeds from shares issued	7,296,266	52,806,732
Dividends reinvested	–	–
Cost of shares redeemed	(277,633,916)	(125,668,436)

Total Class Y Shares	(270,337,650)	(72,861,704)

Change in net assets from capital transactions	$(55,594,145)	$(134,200,155)

13

Statements of Changes in Net Assets (Continued)

	NVIT Money Market Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

SHARE TRANSACTIONS:
Class I Shares
Issued	179,883,472	363,991,398
Reinvested	–	–
Redeemed	(170,972,831)	(408,002,977)

Total Class I Shares	8,910,641	(44,011,579)

Class II Shares
Issued	660,210,364	883,581,679
Reinvested	–	–
Redeemed	(488,754,890)	(919,329,398)

Total Class II Shares	171,455,474	(35,747,719)

Class IV Shares
Issued	7,847,470	13,136,059
Reinvested	–	–
Redeemed	(10,347,995)	(20,032,173)

Total Class IV Shares	(2,500,525)	(6,896,114)

Class V Shares
Issued	246,958,186	360,067,695
Reinvested	–	–
Redeemed	(210,080,271)	(334,750,734)

Total Class V Shares	36,877,915	25,316,961

Class Y Shares
Issued	7,296,266	52,806,732
Reinvested	–	–
Redeemed	(277,633,916)	(125,668,436)

Total Class Y Shares	(270,337,650)	(72,861,704)

Total change in shares	(55,594,145)	(134,200,155)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Money Market Fund

		Operations		Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)
Class I Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$1.00	–	–	–	–	$1.00	–	$1,091,566,850	0.23%	–	0.58%
Year Ended December 31, 2012(d)	$1.00	–	–	–	–	$1.00	–	$1,082,651,394	0.30%	–	0.58%
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–	$1,126,659,840	0.26%	–	0.57%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–	$1,066,297,467	0.31%	–	0.59%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.04%	$1,290,121,011	0.53%	0.05%	0.67%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.05%	$1,849,909,902	0.59%	2.00%	0.60%

Class II Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$1.00	–	–	–	–	$1.00	–	$389,422,358	0.23%	–	0.83%
Year Ended December 31, 2012(d)	$1.00	–	–	–	–	$1.00	–	$217,965,994	0.30%	–	0.83%
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–	$253,713,076	0.26%	–	0.82%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–	$233,716,674	0.31%	–	0.84%
Period Ended December 31, 2009(d)(e)	$1.00	–	–	–	–	$1.00	0.04%	$295,700,874	0.29%	–	0.86%

Class IV Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$1.00	–	–	–	–	$1.00	–	$57,855,650	0.23%	–	0.58%
Year Ended December 31, 2012(d)	$1.00	–	–	–	–	$1.00	–	$60,355,890	0.30%	–	0.58%
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–	$67,251,820	0.26%	–	0.57%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–	$77,530,878	0.31%	–	0.58%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.09%	$90,950,906	0.47%	0.10%	0.71%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.15%	$82,903,026	0.50%	2.12%	0.62%

Class V Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$1.00	–	–	–	–	$1.00	–	$532,889,306	0.23%	–	0.53%
Year Ended December 31, 2012(d)	$1.00	–	–	–	–	$1.00	–	$496,009,056	0.30%	–	0.53%
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–	$470,690,748	0.26%	–	0.52%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–	$476,523,940	0.31%	–	0.53%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.06%	$523,140,279	0.50%	0.06%	0.60%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.14%	$677,242,363	0.51%	2.07%	0.52%

Class Y Shares(f)
Six Months Ended June 30, 2013(d) (Unaudited)	$1.00	–	–	–	–	$1.00	–	$31,985,253	0.24%	–	0.43%
Year Ended December 31, 2012(d)	$1.00	–	–	–	–	$1.00	–	$302,321,859	0.30%	–	0.43%
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–	$375,182,576	0.26%	–	0.42%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–	$323,950,106	0.31%	–	0.42%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.09%	$254,794,820	0.49%	0.07%	0.50%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.18%	$169,653,030	0.47%	2.19%	0.47%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from December 14, 2009 (commencement of operations) through December 31, 2009.
(f)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Money Market Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal and Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$71,840,157	$—	$71,840,157
Certificates of Deposit	—	133,000,000	—	133,000,000
Commercial Paper	—	896,551,918	—	896,551,918
Corporate Bonds	—	256,065,875	—	256,065,875
Municipal Bonds	—	150,560,000	—	150,560,000
Mutual Fund	120,739,658	—	—	120,739,658
Repurchase Agreement	—	438,440,000	—	438,440,000
Total Assets	$120,739,658	$1,946,457,950	$—	$2,067,197,608

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(b)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(c)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$438,440,000
Collateral offsetting	451,593,403
Net Amount(1)	$13,153,403
(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion up to $2 billion	0.38%
$2 billion up to $5 billion	0.36%
$5 billion and more	0.34%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $296,745 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $3,489.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculate at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, 0.20% of the average daily net assets of Class IV shares, and 0.10% of the average daily net assets of Class V shares of the Fund.

For the six months ended June 30, 2013, NFS received $0 in administrative services fees from the Fund.

During the six months ended June 30, 2013, NFA voluntarily waived investment advisory fees payable by the Fund in an amount equal to $1,980,547. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of the Fund in an amount equal to $265,467. Also, during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II, Class IV, and Class V shares of the Fund in an amount equal to $1,209,636. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by the Fund of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represent that any of these voluntary waivers will be continued or repeated.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $0 and sales of $80,000,000 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

7.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,067,197,608	$—	$ (—)	$—

Amounts designated as “—” are zero or have been rounded to zero.

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

22

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

23

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s Class I shares had achieved a level of total return performance below the median of the Fund’s peers for the three-year period ended September 30, 2012, and that, while the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were higher than the respective medians of the Fund’s expense group and were the highest in the expense group, NFA had waived $2.7 million in fees for the twelve-month period ended September 30, 2012 in order to avoid a negative Fund yield. The Trustees also

24

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

considered that, in the current market and interest-rate environment, comparative information regarding performance and fees is of relatively limited utility, and noted that NFA would likely need to spend significant sums maintaining a non-negative yield for the Fund. The Trustees also considered management’s beliefs that Federated Investment Management Company (“Federated”), the Fund’s sub-adviser, is a highly respected money market fund manager, and that the Fund’s advisory fees are warranted, in light of Federated’s expertise and the investment being made by NFA in the Fund.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

25

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present,
Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

26

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

27

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

29

Management Information

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30

NVIT Multi-Manager International Growth Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

13	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

29	Supplemental Information

32	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IG (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program.

While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Multi-Manager International Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Multi-Manager International Growth Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,026.80	5.13	1.02
	Hypothetical	[b]	1,000.00	1,019.74	5.11	1.02
Class II Shares	Actual		1,000.00	1,025.90	5.83	1.16
	Hypothetical	[b]	1,000.00	1,019.04	5.81	1.16
Class III Shares	Actual		1,000.00	1,026.80	5.33	1.06
	Hypothetical	[b]	1,000.00	1,019.54	5.31	1.06
Class VI Shares	Actual		1,000.00	1,024.90	6.58	1.31
	Hypothetical	[b]	1,000.00	1,018.30	6.56	1.31
Class Y Shares	Actual		1,000.00	1,026.80	4.57	0.91
	Hypothetical	[b]	1,000.00	1,020.28	4.56	0.91

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary June 30, 2013 (Unaudited)	NVIT Multi-Manager International Growth Fund

Asset Allocation †
Common Stocks	92.9%
Mutual Fund	6.0%
Preferred Stock	0.8%
Exchange Traded Fund	0.2%
Repurchase Agreement	0.1%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Industries †††
Media	8.8%
Oil, Gas & Consumable Fuels	6.2%
Pharmaceuticals	5.6%
Commercial Banks	4.9%
Hotels, Restaurants & Leisure	3.8%
Machinery	3.8%
Semiconductors & Semiconductor Equipment	3.8%
Diversified Financial Services	3.6%
Chemicals	3.0%
Tobacco	2.7%
Other Industries *	53.8%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund — Institutional Class	6.0%
Reed Elsevier PLC	2.0%
Compass Group PLC	1.8%
Publicis Groupe SA	1.7%
SAP AG	1.7%
British American Tobacco PLC	1.7%
Roche Holding AG	1.6%
Suncor Energy, Inc.	1.5%
Adidas AG	1.5%
CGI Group, Inc., Class A	1.4%
Other Holdings *	79.1%

100.0%

Top Countries †††
United Kingdom	15.8%
Switzerland	9.0%
Germany	8.2%
Japan	8.0%
Canada	7.2%
United States	6.2%
France	5.1%
Sweden	4.6%
China	4.3%
Hong Kong	4.1%
Other Countries *	27.5%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 92.9%

	Shares	Market Value

AUSTRALIA 3.7%
Beverages 0.2%
Treasury Wine Estates Ltd.	333,719	$1,773,292

Biotechnology 0.6%
CSL Ltd.	93,615	5,258,966

Commercial Services & Supplies 1.2%
Brambles Ltd.	1,319,186	11,236,982

Energy Equipment & Services 0.6%
WorleyParsons Ltd.	305,791	5,417,170

Hotels, Restaurants & Leisure 0.2%
Flight Centre Ltd. (a)	56,165	2,011,140

Internet Software & Services 0.1%
carsales.com Ltd.	88,210	758,339

Metals & Mining 0.6%
BHP Billiton Ltd.	142,260	4,094,644
Iluka Resources Ltd.	134,770	1,214,561

		5,309,205

Specialty Retail 0.2%
Super Retail Group Ltd.	122,290	1,338,499

		33,103,593

AUSTRIA 0.1%
Semiconductors & Semiconductor Equipment 0.1%
AMS AG	11,069	817,973

BELGIUM 1.6%
Beverages 1.2%
Anheuser-Busch InBev NV	121,062	10,899,602

Insurance 0.4%
Ageas	94,256	3,307,293

		14,206,895

BRAZIL 2.4%
Commercial Banks 1.3%
Banco Bradesco SA — Preference Shares, ADR	835,471	10,869,478

Diversified Consumer Services 0.2%
Anhanguera Educacional Participacoes SA	284,300	1,663,996
Estacio Participacoes SA	42,000	303,798

		1,967,794

Diversified Financial Services 0.8%
BM&FBovespa SA	1,359,800	7,489,610

Specialty Retail 0.1%
Cia Hering	36,900	521,414

		20,848,296

Common Stocks (continued)

	Shares	Market Value

CANADA 7.2%
Chemicals 1.4%
Agrium, Inc.	60,744	$5,266,367
Potash Corp. of Saskatchewan, Inc.	187,686	7,159,800

		12,426,167

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	26,729	1,585,899

Information Technology Services 1.4%
CGI Group, Inc., Class A *	436,738	12,790,273

Insurance 0.8%
Fairfax Financial Holdings Ltd.	18,319	7,203,755

Oil, Gas & Consumable Fuels 2.4%
Africa Oil Corp. *	127,930	857,570
Canadian Natural Resources Ltd.	11,534	325,172
Cenovus Energy, Inc.	217,439	6,202,501
Suncor Energy, Inc.	458,680	13,520,091

		20,905,334

Paper & Forest Products 0.3%
West Fraser Timber Co., Ltd.	30,592	2,312,507

Road & Rail 0.7%
Canadian National Railway Co.	61,693	6,006,811

		63,230,746

CHINA 4.3%
Commercial Banks 0.8%
Industrial & Commercial Bank of China Ltd., H Shares	11,052,000	6,926,643

Communications Equipment 0.2%
AAC Technologies Holdings, Inc.	349,000	1,958,056

Electronic Equipment, Instruments & Components 0.1%
Sunny Optical Technology Group Co., Ltd.	587,290	703,238

Gas Utilities 0.2%
China Gas Holdings Ltd.	1,396,000	1,418,932

Internet & Catalog Retail 0.2%
Ctrip.com International Ltd., ADR *	45,960	1,499,675

Internet Software & Services 1.4%
Baidu, Inc., ADR *	132,447	12,520,214

Oil, Gas & Consumable Fuels 1.2%
CNOOC Ltd.	6,177,000	10,345,967

Textiles, Apparel & Luxury Goods 0.2%
Shenzhou International Group Holdings Ltd.	761,000	2,192,635

		37,565,360

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK 1.6%
Health Care Equipment & Supplies 0.2%
Coloplast A/S, Class B	30,962	$1,733,688

Insurance 0.2%
Topdanmark A/S *	77,180	1,964,351

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	38,401	5,969,914

Textiles, Apparel & Luxury Goods 0.5%
Pandora A/S	136,364	4,609,433

		14,277,386

FRANCE 5.1%
Aerospace & Defense 0.1%
Zodiac Aerospace	8,180	1,083,130

Auto Components 0.2%
Valeo SA	28,310	1,776,427

Commercial Services & Supplies 0.2%
Edenred	58,978	1,805,890

Diversified Telecommunication Services 0.3%
Iliad SA	13,136	2,838,004

Electrical Equipment 0.9%
Schneider Electric SA	107,785	7,828,073

Hotels, Restaurants & Leisure 0.4%
Sodexo	38,819	3,233,840

Machinery 0.4%
Vallourec SA	74,650	3,788,228

Media 2.1%
Eutelsat Communications SA	131,329	3,725,945
Publicis Groupe SA	212,628	15,143,188

		18,869,133

Oil, Gas & Consumable Fuels 0.5%
Total SA	84,805	4,142,148

		45,364,873

GERMANY 7.4%
Air Freight & Logistics 0.8%
Deutsche Post AG REG	287,472	7,134,493

Auto Components 0.1%
ElringKlinger AG	17,070	568,842

Diversified Financial Services 0.9%
Deutsche Boerse AG	116,629	7,669,328

Health Care Providers & Services 0.6%
Fresenius Medical Care AG & Co. KGaA	74,645	5,290,930

Insurance 0.8%
Allianz SE REG	49,638	7,245,230

IT Services 0.1%
Wirecard AG	47,998	1,306,024

Machinery 0.2%
Duerr AG	28,454	1,714,114

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Media 0.4%
Sky Deutschland AG *	536,850	$3,728,873

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	287,950	2,410,406

Software 1.7%
SAP AG	204,500	14,933,214

Textiles, Apparel & Luxury Goods 1.5%
Adidas AG	120,301	13,004,403

		65,005,857

HONG KONG 4.1%
Construction & Engineering 0.1%
China State Construction International Holdings Ltd.	626,000	969,480

Hotels, Restaurants & Leisure 1.1%
Galaxy Entertainment Group Ltd. *	2,100,000	10,200,615

Household Durables 0.7%
Haier Electronics Group Co., Ltd.	593,000	942,004
Man Wah Holdings Ltd.	1,160,800	1,446,881
Techtronic Industries Co., Ltd.	1,482,500	3,519,492

		5,908,377

Industrial Conglomerates 0.8%
Hutchison Whampoa Ltd.	705,000	7,375,893

Specialty Retail 0.8%
Belle International Holdings Ltd.	4,907,000	6,708,258

Wireless Telecommunication Services 0.6%
China Mobile Ltd.	519,000	5,375,208

		36,537,831

INDIA 0.1%
Information Technology Services 0.1%
HCL Technologies Ltd.	52,164	679,008

IRELAND 1.4%
Commercial Banks 0.2%
Bank of Ireland *	7,823,606	1,595,384

Construction Materials 0.0% †
James Hardie Industries PLC, CDI	43,599	374,381

Containers & Packaging 0.2%
Smurfit Kappa Group PLC	113,248	1,888,779

Food Products 0.1%
Glanbia PLC	83,520	1,122,027

Pharmaceuticals 0.9%
Shire PLC	222,475	7,050,279

		12,030,850

ISRAEL 1.4%
Pharmaceuticals 1.4%
Teva Pharmaceutical Industries Ltd., ADR	308,578	12,096,258

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ISRAEL (continued)
Semiconductors & Semiconductor Equipment 0.0% †
Mellanox Technologies Ltd. *	7,250	$358,875

		12,455,133

ITALY 0.5%
Capital Markets 0.3%
Banca Generali SpA	141,459	3,050,072

Commercial Banks 0.1%
Banca Popolare dell’Emilia Romagna Scrl *	108,637	630,952

Textiles, Apparel & Luxury Goods 0.1%
Salvatore Ferragamo Italia SpA	34,279	1,066,009

		4,747,033

JAPAN 8.0%
Auto Components 0.7%
Denso Corp.	129,900	6,107,013

Automobiles 1.7%
Fuji Heavy Industries Ltd.	40,000	987,769
Mazda Motor Corp. *	513,000	2,028,113
Toyota Motor Corp.	193,400	11,665,472

		14,681,354

Capital Markets 0.1%
JAFCO Co., Ltd.	26,800	1,017,963

Commercial Banks 0.4%
Seven Bank Ltd.	419,700	1,521,448
Suruga Bank Ltd.	106,000	1,922,255

		3,443,703

Construction & Engineering 0.1%
JGC Corp.	17,000	612,212

Consumer Finance 0.1%
AEON Financial Service Co., Ltd. (a)	41,000	1,161,424

Diversified Financial Services 0.1%
ORIX Corp.	64,600	881,578

Electronic Equipment, Instruments & Components 1.1%
Anritsu Corp.	74,400	881,463
Keyence Corp.	23,724	7,558,722
Yaskawa Electric Corp.	139,000	1,686,989

		10,127,174

Health Care Equipment & Supplies 0.1%
Sysmex Corp.	13,200	864,540

Household Products 0.1%
Pigeon Corp.	6,500	517,944

Internet Software & Services 0.5%
Internet Initiative Japan, Inc.	23,900	921,390
Kakaku.com, Inc.	57,500	1,755,884
Livesense, Inc. *	28,800	1,477,722

		4,154,996

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery 2.2%
Ebara Corp.	403,000	$2,151,242
FANUC Corp.	63,900	9,248,051
Komatsu Ltd.	139,200	3,206,046
NTN Corp.	602,000	1,853,920
Tadano Ltd.	169,000	2,159,328
THK Co., Ltd.	81,100	1,701,723

		20,320,310

Real Estate Management & Development 0.2%
Tokyu Land Corp.	160,000	1,464,632

Semiconductors & Semiconductor Equipment 0.2%
Sumco Corp.	151,500	1,659,510

Specialty Retail 0.2%
Gulliver International Co., Ltd.	267,700	1,792,410

Transportation Infrastructure 0.2%
Japan Airport Terminal Co., Ltd.	121,500	1,923,044

		70,729,807

MEXICO 2.0%
Beverages 0.5%
Fomento Economico Mexicano SAB de CV, ADR	40,024	4,130,077

Media 1.0%
Grupo Televisa SAB, ADR	348,249	8,650,505

Wireless Telecommunication Services 0.5%
America Movil SAB de CV Series L, ADR	206,087	4,482,392

		17,262,974

NETHERLANDS 2.1%
Food Products 1.0%
Unilever NV, CVA	216,387	8,517,927

Oil, Gas & Consumable Fuels 1.1%
Royal Dutch Shell PLC, Class B	312,916	10,363,451

		18,881,378

NEW ZEALAND 0.1%
Internet & Catalog Retail 0.1%
Trade Me Ltd.	138,914	523,219

NORWAY 0.2%
Airlines 0.2%
Norwegian Air Shuttle AS *	45,180	1,975,123

PHILIPPINES 0.1%
Food Products 0.1%
Universal Robina Corp.	319,120	920,579

RUSSIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Gazprom OAO, ADR	139,013	912,859

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SINGAPORE 2.9%
Commercial Banks 0.7%
United Overseas Bank Ltd.	390,362	$6,095,937

Energy Equipment & Services 0.1%
Ezion Holdings Ltd.	695,000	1,158,897

Industrial Conglomerates 0.9%
Keppel Corp., Ltd.	993,598	8,126,976

Semiconductors & Semiconductor Equipment 1.2%
Avago Technologies Ltd.	265,760	9,934,109

		25,315,919

SOUTH AFRICA 0.2%
Insurance 0.2%
Discovery Holdings Ltd.	163,650	1,391,327

SOUTH KOREA 2.7%
Auto Components 1.2%
Hyundai Mobis	45,406	10,809,933

Internet Software & Services 0.5%
NHN Corp.	18,826	4,779,648

Semiconductors & Semiconductor Equipment 0.9%
Samsung Electronics Co., Ltd.	6,787	7,932,810

Trading Companies & Distributors 0.1%
Daewoo International Corp.	22,000	676,757

		24,199,148

SPAIN 1.5%
Biotechnology 0.3%
Grifols SA	61,479	2,258,697

Information Technology Services 1.2%
Amadeus IT Holding SA, Class A	347,914	11,135,052

		13,393,749

SWEDEN 4.6%
Commercial Banks 0.7%
Swedbank AB, Class A	275,307	6,305,784

Commercial Services & Supplies 0.1%
Intrum Justitia AB	60,858	1,245,604

Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson, Class B	484,173	5,490,439

Diversified Financial Services 1.6%
Investment AB Kinnevik, Class B	202,463	5,190,566
Investor AB, Class B	297,443	7,983,623

		13,174,189

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	34,158	913,091

Household Products 0.2%
Svenska Cellulosa AB, Class B	54,887	1,376,497

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Machinery 0.8%
Trelleborg AB, Class B	122,880	$1,842,821
Volvo AB, Class B	404,865	5,402,703

		7,245,524

Media 0.3%
Modern Times Group AB, Class B	71,471	3,049,228

Pharmaceuticals 0.2%
Meda AB, Class A	142,347	1,610,955

		40,411,311

SWITZERLAND 9.0%
Capital Markets 1.5%
GAM Holding AG *	24,321	372,411
Julius Baer Group Ltd. *	223,291	8,714,690
UBS AG REG *	267,130	4,534,222

		13,621,323

Chemicals 1.6%
Clariant AG REG *	120,868	1,703,805
Givaudan SA REG *	1,777	2,289,798
Syngenta AG REG	25,413	9,910,022

		13,903,625

Electrical Equipment 1.0%
ABB Ltd. REG *	405,738	8,789,079

Food Products 1.2%
Lindt & Spruengli AG — Participation Certificate	149	559,311
Nestle SA REG	150,978	9,907,237

		10,466,548

Machinery 0.2%
OC Oerlikon Corp. AG REG *	115,682	1,370,531

Media 0.7%
Informa PLC	788,820	5,876,488

Pharmaceuticals 2.4%
Novartis AG REG	111,685	7,910,710
Roche Holding AG	57,011	14,149,978

		22,060,688

Professional Services 0.3%
DKSH Holding AG *	27,880	2,288,277

Trading Companies & Distributors 0.1%
Wolseley PLC	19,509	900,137

		79,276,696

TAIWAN 1.6%
Communications Equipment 0.1%
HTC Corp.	97,000	768,525

Diversified Financial Services 0.2%
Chailease Holding Co., Ltd. *	661,000	1,547,091

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Semiconductors & Semiconductor Equipment 1.1%
Hermes Microvision, Inc.	36,000	$1,033,510
Novatek Microelectronics Corp.	301,000	1,450,179
Taiwan Semiconductor Manufacturing Co., Ltd.	2,166,629	7,843,405

		10,327,094

Textiles, Apparel & Luxury Goods 0.2%
Eclat Textile Co., Ltd.	234,000	1,717,541

		14,360,251

THAILAND 0.3%
Diversified Telecommunication Services 0.2%
Jasmine International PCL	6,867,400	1,724,728

Transportation Infrastructure 0.1%
Airports of Thailand PCL	185,300	1,001,393

		2,726,121

TURKEY 0.8%
Building Products 0.1%
Trakya Cam Sanayi AS	451,791	617,555

Commercial Banks 0.7%
Akbank TAS	1,572,060	6,397,142

		7,014,697

UNITED KINGDOM 15.8%
Airlines 0.4%
easyJet PLC	158,973	3,133,504

Auto Components 0.2%
GKN PLC	409,320	1,873,620

Building & Construction 0.0% †
Persimmon PLC Interim ORD *(b)	107,670	122,821

Capital Markets 0.3%
Schroders PLC	71,740	2,381,546

Commercial Services & Supplies 0.3%
Babcock International Group PLC	166,273	2,791,875

Health Care Equipment & Supplies 0.6%
Smith & Nephew PLC	498,180	5,579,548

Hotels, Restaurants & Leisure 2.1%
Compass Group PLC	1,236,518	15,799,712
Tui Travel PLC	478,482	2,594,223
Whitbread PLC	16,630	773,622

		19,167,557

Household Durables 0.8%
Persimmon PLC *	119,610	2,147,107
Taylor Wimpey PLC	3,239,054	4,719,324

		6,866,431

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Media 4.3%
British Sky Broadcasting Group PLC	727,610	$8,765,481
Reed Elsevier PLC	1,552,016	17,649,809
WPP PLC	716,589	12,248,530

		38,663,820

Multiline Retail 0.7%
Next PLC	89,047	6,168,305

Multi-Utilities 0.7%
Centrica PLC	1,059,038	5,792,637

Oil, Gas & Consumable Fuels 0.9%
BG Group PLC	465,766	7,915,255

Software 0.1%
Aveva Group PLC	16,849	577,614

Specialty Retail 0.7%
Kingfisher PLC	1,226,049	6,392,395

Tobacco 2.7%
British American Tobacco PLC	287,346	14,737,856
Imperial Tobacco Group PLC	286,859	9,946,727

		24,684,583

Trading Companies & Distributors 1.0%
Ashtead Group PLC	567,910	5,589,616
Travis Perkins PLC	128,205	2,838,752

		8,428,368

		140,539,879

Total Common Stocks (cost $709,170,322)		820,705,871

Preferred Stock 0.8%
GERMANY 0.8%
Automobiles 0.8%
Volkswagen AG	35,925	7,256,264

Total Preferred Stock (cost $5,620,032)		7,256,264

Exchange Traded Fund 0.2%
UNITED STATES 0.2%
iShares MSCI EAFE Small Cap Index Fund	36,332	1,523,764

Total Exchange Traded Fund (cost $1,557,213)		1,523,764

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Mutual Fund 6.0%

	Shares	Market Value

Money Market Fund 6.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (c)	53,140,256	$53,140,256

Total Mutual Fund (cost $53,140,256)		53,140,256

Repurchase Agreement 0.1%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 7/01/13, repurchase price $1,066,510, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $1,087,839. (d)	$1,066,500	1,066,500

Total Repurchase Agreement (cost $1,066,500)		1,066,500

Total Investments (cost $770,554,323) (e) — 100.0%		883,692,655

Liabilities in excess of other assets — 0.0% †		(68,199)

NET ASSETS — 100.0%		$883,624,456

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $1,002,773.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of June 30, 2013.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $1,066,500.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.
†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

AS	Stock Corporation

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

TAS	Joint Stock Company

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Multi- Manager International Growth Fund
Assets:
Investments, at value* (cost $769,487,823)	$882,626,155
Repurchase agreement, at value and cost	1,066,500

Total Investments	883,692,655

Cash	7,595
Foreign currencies, at value (cost $381,187)	380,226
Dividends receivable	1,692,010
Security lending income receivable	1,607
Receivable for investments sold	5,966,421
Receivable for capital shares issued	75,932
Reclaims receivable	1,447,712
Prepaid expenses	7,080

Total Assets	893,271,238

Liabilities:
Payable for investments purchased	6,809,791
Payable for capital shares redeemed	959,361
Payable upon return of securities loaned (Note 2)	1,066,500
Accrued expenses and other payables:
Investment advisory fees	622,032
Fund administration fees	25,211
Distribution fees	32,629
Administrative servicing fees	33,376
Accounting and transfer agent fees	3,792
Trustee fees	257
Deferred capital gain country tax	52,905
Custodian fees	5,860
Compliance program costs (Note 3)	778
Professional fees	3,616
Printing fees	30,367
Other	307

Total Liabilities	9,646,782

Net Assets	$883,624,456

Represented by:
Capital	$730,291,635
Accumulated undistributed net investment income	14,047,501
Accumulated net realized gains from investment and foreign currency transactions	26,236,987
Net unrealized appreciation/(depreciation) from investments†	113,085,427
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(37,094)

Net Assets	$883,624,456

*	Includes value of securities on loan of $1,002,773 (Note 2).

†	Net of $52,905 of deferred capital gain country tax.

13

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Multi- Manager International Growth Fund

Net Assets:
Class I Shares	$84,901
Class II Shares	10,665
Class III Shares	104,976,358
Class VI Shares	154,638,371
Class Y Shares	623,914,161

Total	$883,624,456

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	8,204
Class II Shares	1,034
Class III Shares	10,166,518
Class VI Shares	15,025,300
Class Y Shares	60,282,131

Total	85,483,187

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.35
Class II Shares	$10.31
Class III Shares	$10.33
Class VI Shares	$10.29
Class Y Shares	$10.35

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Multi- Manager International Growth Fund
INVESTMENT INCOME:
Dividend income	$14,639,956
Income from securities lending (Note 2)	39,861
Foreign tax withholding	(930,651)

Total Income	13,749,166

EXPENSES:
Investment advisory fees	3,771,905
Fund administration fees	149,731
Distribution fees Class II Shares	13
Distribution fees Class VI Shares	202,552
Administrative servicing fees Class I Shares	44
Administrative servicing fees Class III Shares	81,746
Administrative servicing fees Class VI Shares	121,532
Professional fees	45,855
Printing fees	18,706
Trustee fees	17,800
Custodian fees	16,845
Accounting and transfer agent fees	8,248
Compliance program costs (Note 3)	1,570
Other	15,714

Total expenses before earnings credit	4,452,261

Earnings credit (Note 5)	(55)

Net Expenses	4,452,206

NET INVESTMENT INCOME	9,296,960

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	35,436,909
Net realized losses from foreign currency transactions (Note 2)	(314,632)

Net realized gains from investment and foreign currency transactions	35,122,277

Net change in unrealized appreciation/(depreciation) from investments††	(20,937,478)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(34,927)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(20,972,405)

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	14,149,872

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,446,832

†	Net of capital gain country taxes of $22,016.

††	Net of increase in deferred capital gain country tax accrual on unrealized appreciation of $49,524.

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT Multi-Manager International Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$9,296,960	$10,076,139
Net realized gains from investment and foreign currency transactions	35,122,277	3,518,542
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(20,972,405)	107,365,386

Change in net assets resulting from operations	23,446,832	120,960,067

Distributions to Shareholders From:
Net investment income:
Class I	–	(585)
Class II	–	(51)
Class III	–	(630,946)
Class VI	–	(541,730)
Class Y	–	(4,302,736)

Change in net assets from shareholder distributions	–	(5,476,048)

Change in net assets from capital transactions	(6,350,471)	(11,606,512)

Change in net assets	17,096,361	103,877,507

Net Assets:
Beginning of period	866,528,095	762,650,588

End of period	$883,624,456	$866,528,095

Accumulated undistributed net investment income at end of period	$14,047,501	$4,750,541

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,669	$53,682
Dividends reinvested	–	585
Cost of shares redeemed	(620)	(1,271)

Total Class I Shares	2,049	52,996

Class II Shares
Proceeds from shares issued	–	–
Dividends reinvested	–	51
Cost of shares redeemed	–	–

Total Class II Shares	–	51

Class III Shares
Proceeds from shares issued	2,687,634	1,989,899
Dividends reinvested	–	630,946
Cost of shares redeemed	(9,218,971)	(18,259,970)

Total Class III Shares	(6,531,337)	(15,639,125)

Class VI Shares
Proceeds from shares issued	3,620,010	4,426,249
Dividends reinvested	–	541,730
Cost of shares redeemed	(16,348,977)	(34,010,197)

Total Class VI Shares	(12,728,967)	(29,042,218)

16

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$24,054,287	$60,686,448
Dividends reinvested	–	4,302,736
Cost of shares redeemed	(11,146,503)	(31,967,400)

Total Class Y Shares	12,907,784	33,021,784

Change in net assets from capital transactions	$(6,350,471)	$(11,606,512)

SHARE TRANSACTIONS:
Class I Shares
Issued	254	5,695
Reinvested	–	59
Redeemed	(59)	(137)

Total Class I Shares	195	5,617

Class II Shares
Issued	–	–
Reinvested	–	5
Redeemed	–	–

Total Class II Shares	–	5

Class III Shares
Issued	256,130	209,168
Reinvested	–	63,459
Redeemed	(881,778)	(1,937,963)

Total Class III Shares	(625,648)	(1,665,336)

Class VI Shares
Issued	348,746	482,199
Reinvested	–	54,632
Redeemed	(1,570,907)	(3,604,905)

Total Class VI Shares	(1,222,161)	(3,068,074)

Class Y Shares
Issued	2,320,247	6,502,458
Reinvested	–	432,239
Redeemed	(1,059,644)	(3,333,546)

Total Class Y Shares	1,260,603	3,601,151

Total change in shares	(587,011)	(1,126,637)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.08	0.11	0.16	0.27	–	–	–	–	$10.35	2.68%	$84,901	1.02%	2.10%	1.02%	32.48%
Year Ended December 31, 2012(e)	$8.76	0.11	1.28	1.39	(0.07)	–	(0.07)	–	$10.08	15.92%	$80,739	0.91%	1.20%	0.91%	56.29%
Year Ended December 31, 2011(e)	$9.78	0.14	(1.03)	(0.89)	(0.13)	–	(0.13)	–	$8.76	(9.32)%	$20,958	1.04%	1.47%	1.04%	60.60%
Year Ended December 31, 2010(e)	$8.65	0.09	1.11	1.20	(0.07)	–	(0.07)	–	$9.78	14.14%	$23,605	1.07%	1.02%	1.07%	73.62%
Year Ended December 31, 2009(e)	$6.44	0.09	2.21	2.30	(0.07)	(0.02)	(0.09)	–	$8.65	36.51%	$19,732	0.95%	1.26%	0.95%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.17	(3.72)	(3.55)	(0.01)	–	(0.01)	–	$6.44	(35.51)%	$6,445	0.96%	2.51%	1.22%	66.42%
Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.05	0.10	0.16	0.26	–	–	–	–	$10.31	2.59%	$10,665	1.16%	1.93%	1.16%	32.48%
Year Ended December 31, 2012(e)	$8.74	0.10	1.26	1.36	(0.05)	–	(0.05)	–	$10.05	15.57%	$10,396	1.16%	1.06%	1.16%	56.29%
Year Ended December 31, 2011(e)	$9.76	0.12	(1.03)	(0.91)	(0.11)	–	(0.11)	–	$8.74	(9.57)%	$8,994	1.28%	1.23%	1.28%	60.60%
Year Ended December 31, 2010(e)	$8.63	0.06	1.12	1.18	(0.05)	–	(0.05)	–	$9.76	13.83%	$9,923	1.32%	0.73%	1.32%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.08	2.20	2.28	(0.06)	(0.02)	(0.08)	–	$8.63	36.34%	$8,736	1.20%	1.14%	1.20%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.15	(3.72)	(3.57)	–	–	–	–	$6.43	(35.70)%	$6,433	1.20%	2.25%	1.46%	66.42%
Class III Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.06	0.11	0.16	0.27	–	–	–	–	$10.33	2.68%	$104,976,358	1.06%	2.03%	1.06%	32.48%
Year Ended December 31, 2012(e)	$8.74	0.11	1.27	1.38	(0.06)	–	(0.06)	–	$10.06	15.78%	$108,574,741	1.06%	1.20%	1.06%	56.29%
Year Ended December 31, 2011(e)	$9.76	0.14	(1.03)	(0.89)	(0.13)	–	(0.13)	–	$8.74	(9.37)%	$108,897,973	1.06%	1.49%	1.06%	60.60%
Year Ended December 31, 2010(e)	$8.64	0.09	1.10	1.19	(0.07)	–	(0.07)	–	$9.76	14.04%	$140,613,327	1.09%	1.00%	1.09%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.04	2.26	2.30	(0.07)	(0.02)	(0.09)	–	$8.64	36.46%	$152,134,438	1.08%	0.48%	1.08%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.09	(3.65)	(3.56)	(0.01)	–	(0.01)	–	$6.43	(35.63)%	$9,188,216	1.11%	1.44%	1.14%	66.42%
Class VI Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.04	0.09	0.16	0.25	–	–	–	–	$10.29	2.49%	$154,638,371	1.31%	1.77%	1.31%	32.48%
Year Ended December 31, 2012(e)	$8.72	0.09	1.26	1.35	(0.03)	–	(0.03)	–	$10.04	15.52%	$163,124,644	1.31%	0.95%	1.31%	56.29%
Year Ended December 31, 2011(e)	$9.74	0.12	(1.04)	(0.92)	(0.10)	–	(0.10)	–	$8.72	(9.62)%	$168,494,297	1.31%	1.21%	1.31%	60.60%
Year Ended December 31, 2010(e)	$8.62	0.07	1.10	1.17	(0.05)	–	(0.05)	–	$9.74	13.80%	$198,793,414	1.34%	0.76%	1.34%	73.62%
Year Ended December 31, 2009(e)	$6.42	0.07	2.20	2.27	(0.05)	(0.02)	(0.07)	–	$8.62	36.11%	$271,040,423	1.35%	1.02%	1.35%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.07	(3.65)	(3.58)	–	–	–	–	$6.42	(35.80)%	$204,547,667	1.36%	1.18%	1.39%	66.42%
Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.08	0.11	0.16	0.27	–	–	–	–	$10.35	2.68%	$623,914,161	0.91%	2.19%	0.91%	32.48%
Year Ended December 31, 2012(e)	$8.76	0.12	1.27	1.39	(0.07)	–	(0.07)	–	$10.08	15.92%	$594,737,575	0.91%	1.32%	0.91%	56.29%
Year Ended December 31, 2011(e)	$9.78	0.15	(1.03)	(0.88)	(0.14)	–	(0.14)	–	$8.76	(9.20)%	$485,228,366	0.91%	1.55%	0.91%	60.60%
Year Ended December 31, 2010(e)	$8.65	0.09	1.12	1.21	(0.08)	–	(0.08)	–	$9.78	14.26%	$392,619,520	0.93%	0.99%	0.93%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.09	2.22	2.31	(0.07)	(0.02)	(0.09)	–	$8.65	36.71%	$162,330,746	0.95%	1.26%	0.95%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(3.67)	(3.56)	(0.01)	–	(0.01)	–	$6.43	(35.60)%	$46,429,254	0.96%	1.85%	1.10%	66.42%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,083,130	$—	$1,083,130
Air Freight & Logistics	—	7,134,493	—	7,134,493
Airlines	—	5,108,627	—	5,108,627
Auto Components	—	21,135,835	—	21,135,835
Automobiles	—	14,681,354	—	14,681,354
Beverages	4,130,077	12,672,894	—	16,802,971
Biotechnology	—	7,517,663	—	7,517,663
Building & Construction	—	122,821	—	122,821
Building Products	—	617,555	—	617,555
Capital Markets	—	20,070,904	—	20,070,904
Chemicals	12,426,167	13,903,625	—	26,329,792
Commercial Banks	10,869,478	31,395,545	—	42,265,023
Commercial Services & Supplies	—	17,080,351	—	17,080,351
Communications Equipment	—	8,217,020	—	8,217,020
Construction & Engineering	—	1,581,692	—	1,581,692
Construction Materials	—	374,381	—	374,381
Consumer Finance	—	1,161,424	—	1,161,424
Containers & Packaging	—	1,888,779	—	1,888,779
Diversified Consumer Services	1,967,794	—	—	1,967,794
Diversified Financial Services	7,489,610	23,272,186	—	30,761,796
Diversified Telecommunication Services	—	4,562,732	—	4,562,732
Electrical Equipment	—	16,617,152	—	16,617,152
Electronic Equipment, Instruments & Components	—	11,743,503	—	11,743,503
Energy Equipment & Services	—	6,576,067	—	6,576,067
Food & Staples Retailing	1,585,899	—	—	1,585,899
Food Products	—	21,027,081	—	21,027,081
Gas Utilities	—	1,418,932	—	1,418,932
Health Care Equipment & Supplies	—	8,177,776	—	8,177,776
Health Care Providers & Services	—	5,290,930	—	5,290,930
Hotels, Restaurants & Leisure	—	34,613,152	—	34,613,152
Household Durables	—	12,774,808	—	12,774,808
Household Products	—	1,894,441	—	1,894,441
Industrial Conglomerates	—	15,502,869	—	15,502,869
Information Technology Services	12,790,273	11,814,060	—	24,604,333
Insurance	7,203,755	13,908,201	—	21,111,956
Internet & Catalog Retail	1,499,675	523,219	—	2,022,894
Internet Software & Services	12,520,214	9,692,983	—	22,213,197
IT Services	—	1,306,024	—	1,306,024
Machinery	—	34,438,707	—	34,438,707
Media	8,650,505	70,187,542	—	78,838,047
Metals & Mining	—	5,309,205	—	5,309,205
Multiline Retail	—	6,168,305	—	6,168,305
Multi-Utilities	—	5,792,637	—	5,792,637
Oil, Gas & Consumable Fuels	20,905,334	33,679,680	—	54,585,014
Paper & Forest Products	2,312,507	—	—	2,312,507
Pharmaceuticals	12,096,258	36,691,836	—	48,788,094
Professional Services	—	2,288,277	—	2,288,277
Real Estate Management & Development	—	1,464,632	—	1,464,632

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Road & Rail	$6,006,811	$—	$—	$6,006,811
Semiconductors & Semiconductor Equipment	10,292,984	23,147,793	—	33,440,777
Software	—	15,510,828	—	15,510,828
Specialty Retail	521,414	16,231,562	—	16,752,976
Textiles, Apparel & Luxury Goods	—	22,590,021	—	22,590,021
Tobacco	—	24,684,583	—	24,684,583
Trading Companies & Distributors	—	10,005,262	—	10,005,262
Transportation Infrastructure	—	2,924,437	—	2,924,437
Wireless Telecommunication Services	4,482,392	5,375,208	—	9,857,600
Total Common Stocks	$137,751,147	$682,954,724	$—	$820,705,871
Exchange Traded Fund	1,523,764	—	—	1,523,764
Mutual Fund	53,140,256	—	—	53,140,256
Preferred Stock	—	7,256,264	—	7,256,264
Repurchase Agreement	—	1,066,500	—	1,066,500
Total	$192,415,167	$691,277,488	$—	$883,692,655

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers,

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Fund’s loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$1,002,773
Collateral offsetting	1,066,500
Net Amount(1)	$63,727

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(e)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$1,066,500
Collateral offsetting	1,087,839
Net Amount(1)	$21,339

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Invesco Advisors, Inc.
American Century Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.85%
$1 billion and more	0.80%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA had entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.96% for all share classes until April 30, 2014.

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $149,731 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $1,570.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class III and Class VI shares of the Fund.

For the six months ended June 30, 2013, NFS received $203,322 in administrative services fees from the Fund.

26

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $5,635 and $4,074, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $279,876,811 and sales of $268,883,855 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

27

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $4,736 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$774,014,822	$136,982,470	$(27,304,637)	$109,677,833

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

28

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

29

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was below, and the Fund’s actual advisory fee rate was at, the respective medians of the Fund’s expense group (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year). The Trustees also noted that the Fund had achieved total return performance of its Class Y shares above the median of the funds in its performance universe for the three-year period ended September 30, 2012. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

30

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

31

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of Dentsply

International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals)

from 2005

to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

32

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

33

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

34

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

35

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36

NVIT Multi-Manager International Value Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

19	Statement of Assets and Liabilities

21	Statement of Operations

22	Statements of Changes in Net Assets

24	Financial Highlights

26	Notes to Financial Statements

40	Supplemental Information

43	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IV (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Multi-Manager International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Multi-Manager International Value Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual	1,000.00	1,013.30	4.59	0.92
	Hypothetical[b]	1,000.00	1,020.23	4.61	0.92
Class II Shares	Actual	1,000.00	1,012.30	5.89	1.18
	Hypothetical[b]	1,000.00	1,018.94	5.91	1.18
Class III Shares	Actual	1,000.00	1,013.30	4.59	0.92
	Hypothetical[b]	1,000.00	1,020.23	4.61	0.92
Class IV Shares	Actual	1,000.00	1,014.30	4.59	0.92
	Hypothetical[b]	1,000.00	1,020.23	4.61	0.92
Class VI Shares	Actual	1,000.00	1,012.40	5.89	1.18
	Hypothetical[b]	1,000.00	1,018.94	5.91	1.18
Class Y Shares	Actual	1,000.00	1,013.30	3.89	0.78
	Hypothetical[b]	1,000.00	1,020.93	3.91	0.78

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Multi-Manager International Value Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	97.5%
Repurchase Agreements	3.9%
Mutual Fund	2.8%
Preferred Stock	0.7%
Rights††	0.0%
Liabilities in excess of other assets	(4.9%)

100.0%

Top Industries †††
Commercial Banks	17.6%
Oil, Gas & Consumable Fuels	9.8%
Insurance	6.6%
Pharmaceuticals	4.4%
Automobiles	4.3%
Metals & Mining	3.8%
Chemicals	3.2%
Diversified Telecommunication Services	3.1%
Wireless Telecommunication Services	3.1%
Capital Markets	3.1%
Other Industries*	41.0%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund—Institutional Class	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.3%
HSBC Holdings PLC	2.0%
HSBC Holdings PLC, ADR	2.0%
BNP Paribas SA	1.9%
Allianz SE	1.7%
BP PLC	1.7%
Royal Dutch Shell PLC, Class A	1.6%
Vodafone Group PLC, ADR	1.5%
Vodafone Group PLC	1.4%
Other Holdings*	81.2%

100.0%

Top Countries †††
Japan	21.2%
United Kingdom	16.4%
France	11.9%
Germany	8.6%
Switzerland	6.2%
Netherlands	5.0%
Canada	4.6%
Australia	3.2%
United States	2.9%
Spain	2.6%
Other Countries*	17.4%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.5%

	Shares	Market Value

AUSTRALIA 3.4%
Air Freight & Logistics 0.1%
Toll Holdings Ltd.	95,467	$462,049

Airlines 0.0%†
Qantas Airways Ltd.*	164,155	201,629

Beverages 0.1%
Treasury Wine Estates Ltd.	90,625	481,557

Capital Markets 0.2%
Macquarie Group Ltd.	51,450	1,962,350

Chemicals 0.1%
Incitec Pivot Ltd.	240,887	627,185

Commercial Banks 1.2%
Australia & New Zealand Banking Group Ltd.	315,068	8,178,965
Bank of Queensland Ltd. (a)	41,755	330,715
Bendigo and Adelaide Bank Ltd. (a)	64,260	589,251
National Australia Bank Ltd.	7,749	209,610

		9,308,541

Construction Materials 0.0%†
Boral Ltd.	108,467	415,031

Food & Staples Retailing 0.7%
Wesfarmers Ltd.	171,221	6,195,822

Food Products 0.0%†
GrainCorp Ltd., Class A	25,385	290,532

Health Care Providers & Services 0.0%†
Primary Health Care Ltd.	56,647	248,091

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd.	115,595	324,011
Tabcorp Holdings Ltd.	50,397	140,353
Tatts Group Ltd.	222,303	642,160

		1,106,524

Insurance 0.2%
QBE Insurance Group Ltd.	6,487	89,816
Suncorp Group Ltd.	194,461	2,112,058

		2,201,874

Media 0.0%†
Fairfax Media Ltd.(a)	312,831	141,484

Metals & Mining 0.2%
Alumina Ltd.*	254,239	226,266
BlueScope Steel Ltd.*	31,139	132,473
Newcrest Mining Ltd.	92,495	853,840
OZ Minerals Ltd. (a)	46,597	174,877
Rio Tinto Ltd.	4,173	199,992

		1,587,448

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	74,368	172,591

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	6,962	114,512
New Hope Corp., Ltd.	10,015	32,668

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Oil, Gas & Consumable Fuels (continued)
Origin Energy Ltd.	183,209	$2,099,462
Santos Ltd.	129,724	1,477,305

		3,723,947

Real Estate Management & Development 0.0%†
Lend Lease Group	10,812	82,433

Road & Rail 0.1%
Asciano Ltd.	144,259	659,803

Trading Companies & Distributors 0.0%†
Seven Group Holdings Ltd.	15,028	94,338

		29,963,229

AUSTRIA 0.1%
Commercial Banks 0.1%
Erste Group Bank AG	28,016	746,732
Raiffeisen Bank International AG* (a)	2,854	83,091

		829,823

BELGIUM 1.4%
Chemicals 1.0%
Solvay SA (a)	62,794	8,222,193

Commercial Banks 0.1%
KBC Groep NV	13,795	514,269

Diversified Telecommunication Services 0.0%†
Belgacom SA	17,660	395,410

Food & Staples Retailing 0.1%
Delhaize Group SA	19,494	1,205,166

Insurance 0.1%
Ageas	20,545	720,891

Pharmaceuticals 0.1%
UCB SA	22,635	1,215,066

		12,272,995

BRAZIL 0.4%
Electric Utilities 0.4%
Cia Energetica de Minas Gerais, ADR	349,578	3,135,715

CANADA 4.8%
Auto Components 0.2%
Magna International, Inc.	200	14,244
Magna International, Inc.	20,100	1,430,718

		1,444,962

Commercial Services & Supplies 0.0%†
Progressive Waste Solutions Ltd.	11,800	254,244

Communications Equipment 0.1%
Research In Motion Ltd.* (a)	9,511	99,580
Research In Motion Ltd.* (a)	37,138	391,261

		490,841

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Energy Equipment & Services 0.1%
Ensign Energy Services, Inc.	17,200	$266,251
Precision Drilling Corp.	30,300	257,854

		524,105

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	3,800	290,573
George Weston Ltd.	3,975	316,465
Loblaw Cos., Ltd.	10,746	485,855

		1,092,893

Independent Power Producers & Energy Traders 0.0%†
TransAlta Corp.	16,978	232,626

Insurance 0.8%
Fairfax Financial Holdings Ltd.	2,219	872,598
Industrial Alliance Insurance & Financial Services, Inc.	6,272	248,089
Manulife Financial Corp.	244,348	3,910,219
Sun Life Financial, Inc.	77,870	2,306,409

		7,337,315

Media 0.0%†
Quebecor, Inc., Class B	3,370	149,258

Metals & Mining 1.4%
AuRico Gold, Inc.	16,624	72,647
Barrick Gold Corp.	120,780	1,901,077
Eldorado Gold Corp.	73,885	457,347
First Quantum Minerals Ltd.	182,861	2,712,401
Goldcorp, Inc.	102,182	2,526,961
IAMGOLD Corp.	32,370	136,042
Kinross Gold Corp.	177,200	908,156
Lundin Mining Corp.*	42,500	161,643
Osisko Mining Corp.*	7,100	23,493
Pan American Silver Corp.	13,200	153,751
Teck Resources Ltd., Class B	93,000	1,986,983
Turquoise Hill Resources Ltd.*	16,250	96,415
Yamana Gold, Inc.	120,100	1,145,387

		12,282,303

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	820,635

Oil, Gas & Consumable Fuels 2.0%
Bonavista Energy Corp.	4,278	55,524
Cameco Corp.(a)	54,900	1,133,288
Canadian Natural Resources Ltd.	137,681	3,890,865
Crescent Point Energy Corp. (a)	13,594	461,061
Enerplus Corp.	27,816	411,011
Husky Energy, Inc.	53,900	1,436,035
Lightstream Resources Ltd. (a)	11,100	82,852
MEG Energy Corp.*	1,022	28,016
Pengrowth Energy Corp. (a)	55,645	273,543
Penn West Petroleum Ltd. (a)	74,260	783,765
Suncor Energy, Inc.	251,700	7,419,130

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Oil, Gas & Consumable Fuels (continued)
Talisman Energy, Inc.	142,000	$1,620,234
Uranium One, Inc.*	63,200	164,655

		17,759,979

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.(a)	5,200	121,335

		42,510,496

CHINA 0.6%
Commercial Banks 0.3%
China Construction Bank Corp., H Shares	3,219,000	2,262,051

Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.* (a)	404,000	218,133

Oil, Gas & Consumable Fuels 0.3%
China Shenhua Energy Co. Ltd., H Shares	1,165,500	2,962,789

		5,442,973

COLOMBIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Pacific Rubiales Energy Corp.	4,300	75,517

DENMARK 1.2%
Beverages 0.2%
Carlsberg A/S, Class B	24,567	2,196,686

Building Products 0.0%†
Rockwool International A/S, Class B	239	33,386

Commercial Banks 0.6%
Danske Bank A/S*	291,323	4,969,664

Construction & Engineering 0.0%†
FLSmidth & Co. A/S	5,406	245,514

Diversified Telecommunication Services 0.1%
TDC A/S	55,116	446,692

Marine 0.3%
AP Moeller — Maersk A/S, Class A	100	673,295
AP Moeller — Maersk A/S, Class B	268	1,917,168

		2,590,463

Pharmaceuticals 0.0%†
H. Lundbeck A/S	11,001	196,210

		10,678,615

FINLAND 0.7%
Communications Equipment 0.1%
Nokia OYJ* (a)	242,994	905,867

Electric Utilities 0.0%†
Fortum OYJ	231	4,327

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	3,616	100,449

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ (a)	6,682	97,506

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FINLAND (continued)
Paper & Forest Products 0.6%
Stora Enso OYJ, Class R	126,639	$848,009
UPM-Kymmene OYJ (a)	435,790	4,271,152

		5,119,161

		6,227,310

FRANCE 12.5%
Aerospace & Defense 0.7%
European Aeronautic Defence and Space Co. NV	96,280	5,151,056
Thales SA	14,213	663,234

		5,814,290

Air Freight & Logistics 0.0%†
Bollore SA	1,036	431,321

Auto Components 0.2%
Cie Generale des Etablissements Michelin	18,075	1,616,194

Automobiles 0.4%
Renault SA	48,295	3,253,032

Building Products 1.0%
Compagnie de Saint-Gobain	207,575	8,411,020

Commercial Banks 2.9%
BNP Paribas SA	315,348	17,263,749
Credit Agricole SA*	99,725	858,316
Natixis	128,574	539,848
Societe Generale SA	210,196	7,234,003

		25,895,916

Communications Equipment 0.0%†
Alcatel-Lucent*	34,627	63,063

Construction & Engineering 0.1%
Bouygues SA	29,166	743,204

Construction Materials 0.6%
Ciments Francais SA	1,063	59,802
Imerys SA	386	23,700
Lafarge SA (a)	87,311	5,361,164

		5,444,666

Diversified Telecommunication Services 0.8%
France Telecom SA	321,387	3,043,344
Vivendi SA	225,168	4,267,299

		7,310,643

Electric Utilities 0.7%
Electricite de France SA	267,821	6,215,215

Electrical Equipment 0.7%
Schneider Electric SA	87,489	6,354,040

Energy Equipment & Services 0.1%
CGG*	20,800	460,866

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	8,574	803,436

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Hotels, Restaurants & Leisure 0.6%
Sodexo	61,114	$5,091,138

Information Technology Services 0.1%
Cap Gemini SA	17,563	852,891

Insurance 1.0%
AXA SA	443,088	8,734,468
CNP Assurances	5,401	77,548

		8,812,016

Machinery 0.0%†
Vallourec SA	6,279	318,637

Media 0.1%
Lagardere SCA	17,071	476,312

Metals & Mining 0.0%†
Eramet	65	5,504

Multi — Utilities 1.0%
GDF Suez	368,847	7,234,875
Suez Environnement Co.	155,609	2,011,168

		9,246,043

Pharmaceuticals 1.4%
Sanofi	116,256	12,018,615

Trading Companies & Distributors 0.0%†
Rexel SA	12,849	289,503

		109,927,565

GERMANY 8.3%
Airlines 0.3%
Deutsche Lufthansa AG REG*	133,784	2,710,118

Automobiles 1.6%
Bayerische Motoren Werke AG	20,422	1,782,356
Daimler AG REG	189,349	11,430,792
Volkswagen AG	4,865	945,879

		14,159,027

Capital Markets 0.7%
Deutsche Bank AG REG	157,098	6,587,568
Deutsche Bank AG	196	8,222

		6,595,790

Chemicals 0.9%
BASF SE	87,203	7,777,948
Wacker Chemie AG	256	19,186

		7,797,134

Commercial Banks 0.1%
Commerzbank AG*	105,912	920,084

Construction Materials 0.2%
HeidelbergCement AG	20,755	1,390,604

Diversified Financial Services 0.4%
Deutsche Boerse AG	59,749	3,928,994

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Diversified Telecommunication Services 0.6%
Deutsche Telekom AG REG	418,080	$4,870,865

Health Care Providers & Services 0.0%†
Celesio AG	11,017	239,154

Insurance 2.0%
Allianz SE REG	109,941	16,047,137
Muenchener Rueckversicherungs AG REG	3,210	589,718

		16,636,855

Metals & Mining 0.0%†
Salzgitter AG	5,214	171,594

Multi-Utilities 0.5%
E.ON SE	264,775	4,339,310
RWE AG	13,469	429,365

		4,768,675

Pharmaceuticals 1.0%
Bayer AG REG	83,104	8,848,137

		73,037,031

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	275,939	1,195,277

HONG KONG 2.7%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	123,000	214,038

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The)	89,000	144,162
Shangri-La Asia Ltd.	40,000	68,762

		212,924

Industrial Conglomerates 1.4%
Hopewell Holdings Ltd.	67,500	224,029
Hutchison Whampoa Ltd.	1,090,000	11,403,864

		11,627,893

Marine 0.0%†
Orient Overseas International Ltd.	26,000	166,545

Real Estate Management & Development 1.3%
Cheung Kong Holdings Ltd.	64,000	863,003
China Overseas Land & Investment Ltd.	702,000	1,827,624
Henderson Land Development Co., Ltd.	196,766	1,168,570
Kerry Properties Ltd.	51,000	198,821
New World Development Co., Ltd.	684,992	940,891
Sino Land Co., Ltd.	74,000	103,465
Sun Hung Kai Properties Ltd.	52,000	667,786
Wharf Holdings Ltd.	572,000	4,774,150
Wheelock & Co., Ltd.	157,000	783,330

		11,327,640

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	265,000	201,542

		23,750,582

Common Stocks (continued)

	Shares	Market Value

IRELAND 0.2%
Commercial Banks 0.0%†
Bank of Ireland*	1,639,371	$334,299

Professional Services 0.2%
Experian PLC	81,636	1,418,815

		1,753,114

ISRAEL 0.2%
Commercial Banks 0.2%
Bank Hapoalim BM*	100,455	453,352
Bank Leumi Le-Israel BM*	192,026	634,348
Israel Discount Bank Ltd., Class A*	132,044	219,899

		1,307,599

Software 0.0%†
NICE Systems Ltd., ADR	2,372	87,503

		1,395,102

ITALY 2.1%
Automobiles 0.1%
Fiat SpA*	155,543	1,084,761

Commercial Banks 0.7%
Banca Monte dei Paschi di Siena SpA* (a)	236,983	60,034
Intesa Sanpaolo SpA	2,256,180	3,611,110
UniCredit SpA	408,864	1,911,393
Unione di Banche Italiane SCPA	112,295	406,098

		5,988,635

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,793,808	1,250,289

Media 0.0%†
Mediaset SpA*	95,473	359,622

Oil, Gas & Consumable Fuels 1.2%
Eni SpA	478,302	9,816,661

		18,499,968

JAPAN 22.3%
Air Freight & Logistics 0.5%
Yamato Holdings Co., Ltd.	197,500	4,159,399

Auto Components 0.5%
Aisin Seiki Co., Ltd.	2,200	84,001
Bridgestone Corp.	121,800	4,153,408
Nissan Shatai Co., Ltd.	9,000	101,196
NOK Corp.	5,800	91,957
Takata Corp.	800	17,233
Tokai Rika Co., Ltd.	1,000	19,921
Toyoda Gosei Co., Ltd.	4,300	105,133

		4,572,849

Automobiles 1.7%
Honda Motor Co., Ltd.	131,800	4,896,295
Suzuki Motor Corp.	24,900	573,953

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Automobiles (continued)
Toyota Motor Corp.	151,100	$9,114,026
Yamaha Motor Co., Ltd.	5,000	64,760

		14,649,034

Beverages 0.3%
Coca-Cola West Co., Ltd.	7,600	134,775
Kirin Holdings Co., Ltd. (a)	163,000	2,553,281

		2,688,056

Building Products 0.2%
Asahi Glass Co., Ltd. (a)	156,000	1,011,160
LIXIL Group Corp.	30,000	730,522
Nippon Sheet Glass Co., Ltd.*	103,000	96,335

		1,838,017

Capital Markets 0.0%†
Nomura Holdings, Inc.	6,900	50,789

Chemicals 1.1%
Asahi Kasei Corp.	124,000	818,168
Daicel Corp.	36,000	314,639
Denki Kagaku Kogyo KK	60,000	217,193
Hitachi Chemical Co., Ltd.	6,300	98,626
Kaneka Corp.	35,000	230,776
Lintec Corp.	3,200	57,740
Mitsubishi Chemical Holdings Corp.	208,500	977,179
Mitsubishi Gas Chemical Co., Inc.	51,000	373,911
Mitsui Chemicals, Inc.	108,000	243,118
Nippon Shokubai Co., Ltd.	17,000	173,890
Nitto Denko Corp.	76,900	4,932,030
Showa Denko KK	183,000	241,347
Sumitomo Chemical Co., Ltd.	180,000	564,566
Teijin Ltd.	124,000	271,620
Tosoh Corp.	83,000	287,385
Ube Industries Ltd.	21,000	38,851

		9,841,039

Commercial Banks 4.1%
77 Bank Ltd. (The)	44,000	208,944
Bank of Kyoto Ltd. (The)	25,000	208,200
Bank of Yokohama Ltd. (The)	75,000	386,899
Chiba Bank Ltd. (The)	52,000	354,792
Fukuoka Financial Group, Inc.	103,000	438,076
Gunma Bank Ltd. (The)	51,000	281,979
Hachijuni Bank Ltd. (The)	55,000	320,903
Higo Bank Ltd. (The)	7,000	41,263
Hiroshima Bank Ltd. (The)	20,000	85,128
Hokuhoku Financial Group, Inc.	156,000	318,547
Iyo Bank Ltd. (The)	31,000	296,286
Joyo Bank Ltd. (The)	38,000	207,535
Mitsubishi UFJ Financial Group, Inc.	3,441,400	21,253,639
Mizuho Financial Group, Inc.	231,000	479,716
Nishi-Nippon City Bank Ltd. (The)	84,000	219,041
Shiga Bank Ltd. (The)	16,000	82,019

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Commercial Banks (continued)
Shizuoka Bank Ltd. (The)	36,000	$388,288
Sumitomo Mitsui Financial Group, Inc.	181,637	8,314,080
Sumitomo Mitsui Trust Holdings, Inc.	202,000	942,503
Yamaguchi Financial Group, Inc.	27,000	265,659

		35,093,497

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	75,000	684,358
Toppan Printing Co., Ltd.	75,000	520,284

		1,204,642

Computers & Peripherals 0.1%
NEC Corp.	345,000	755,500
Seiko Epson Corp.	17,300	236,284

		991,784

Construction & Engineering 0.2%
COMSYS Holdings Corp.	12,800	163,420
Kinden Corp.	17,000	146,291
Nippo Corp.	7,000	115,062
Obayashi Corp.	86,000	445,919
Shimizu Corp.	78,000	313,557
Taisei Corp.	136,000	490,956

		1,675,205

Containers & Packaging 0.0%†
Rengo Co., Ltd.	20,000	95,975
Toyo Seikan Group Holdings Ltd.	20,100	309,396

		405,371

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	101,754

Diversified Financial Services 0.8%
ORIX Corp.	523,300	7,141,329

Diversified Telecommunication Services 0.5%
Nippon Telegraph & Telephone Corp.	89,400	4,659,608

Electrical Equipment 0.6%
Sumitomo Electric Industries Ltd.	431,600	5,137,789
Ushio, Inc.	10,600	139,959

		5,277,748

Electronic Equipment, Instruments & Components 1.6%
Citizen Holdings Co., Ltd.	30,300	169,006
FUJIFILM Holdings Corp.	72,200	1,587,941
Hitachi High-Technologies Corp.	3,900	94,051
Hitachi Ltd.	1,326,000	8,496,345
Ibiden Co., Ltd.	9,700	150,978
Kyocera Corp.	23,700	2,411,377
Nippon Electric Glass Co., Ltd.	53,000	257,998
TDK Corp.	16,300	561,701

		13,729,397

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Food & Staples Retailing 0.9%
Aeon Co., Ltd.	96,800	$1,272,073
Seven & I Holdings Co., Ltd.	172,200	6,306,541
UNY Group Holdings Co. Ltd.	29,300	197,054

		7,775,668

Food Products 0.2%
House Foods Corp.	8,000	130,470
Kewpie Corp.	4,500	66,406
MEIJI Holdings Co., Ltd.	9,200	441,802
Nippon Meat Packers, Inc.	23,000	351,814
Nisshin Seifun Group, Inc.	25,000	299,572
Yamazaki Baking Co., Ltd.	13,000	152,570

		1,442,634

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	326,626
Medipal Holdings Corp.	18,300	248,106
Suzuken Co., Ltd.	8,800	296,165

		870,897

Household Durables 0.8%
Casio Computer Co., Ltd. (a)	15,400	135,639
Panasonic Corp.*	304,200	2,449,435
Sekisui House Ltd.	77,000	1,112,533
Sony Corp. (a)	157,700	3,331,605
Sumitomo Forestry Co., Ltd.	16,600	202,365

		7,231,577

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc. (a)	18,000	128,132

Information Technology Services 0.1%
Fujitsu Ltd.	175,000	723,974

Insurance 0.2%
Dai-ichi Life Insurance Co., Ltd. (The)	85	122,021
MS&AD Insurance Group Holdings	43,700	1,106,930
NKSJ Holdings, Inc.	8,800	209,129

		1,438,080

Leisure Equipment & Products 0.1%
Sankyo Co., Ltd.	6,600	311,873
Yamaha Corp.	19,800	226,859

		538,732

Machinery 0.5%
Amada Co., Ltd.	45,000	296,263
Glory Ltd.	1,700	39,885
JTEKT Corp.	29,500	330,662
Mitsubishi Heavy Industries Ltd.	643,000	3,574,796
NTN Corp.	60,000	184,776
Sumitomo Heavy Industries Ltd.	66,000	277,142

		4,703,524

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	49,000	$99,604
Mitsui OSK Lines Ltd.*	152,000	590,692
Nippon Yusen KK	214,000	566,217

		1,256,513

Media 0.1%
Fuji Media Holdings, Inc.	62	124,636
Hakuhodo DY Holdings, Inc.	1,890	132,373
Nippon Television Network Corp.	6,800	124,249
SKY Perfect JSAT Holdings, Inc.	215	98,301
Tokyo Broadcasting System Holdings, Inc.	4,800	64,777

		544,336

Metals & Mining 0.6%
Daido Steel Co., Ltd.	22,000	111,060
JFE Holdings, Inc.	72,700	1,592,709
Kobe Steel Ltd.*	331,000	409,339
Mitsubishi Materials Corp.	149,000	524,567
Nippon Steel & Sumitomo Metal Corp.	873,995	2,354,763
Nisshin Steel Holdings Co. Ltd.	8,700	67,559
Sumitomo Metal Mining Co., Ltd.	41,000	456,686
Yamato Kogyo Co., Ltd.	5,300	161,879

		5,678,562

Multiline Retail 0.2%
H2O Retailing Corp.	11,000	100,556
Isetan Mitsukoshi Holdings Ltd.	49,700	659,947
J. Front Retailing Co., Ltd.	67,000	534,303
Marui Group Co., Ltd.	27,900	277,929
Takashimaya Co., Ltd.	33,000	334,466

		1,907,201

Office Electronics 0.6%
Brother Industries Ltd.	3,400	38,152
Konica Minolta, Inc.	63,500	477,947
Ricoh Co., Ltd.	405,000	4,799,379

		5,315,478

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co., Ltd.*	74,000	136,095
Idemitsu Kosan Co., Ltd.	2,900	222,305
INPEX Corp.	343	1,425,577
JX Holdings, Inc.	349,900	1,689,461
Showa Shell Sekiyu KK (a)	23,500	192,803

		3,666,241

Paper & Forest Products 0.1%
Nippon Paper Industries Co., Ltd. (a)	12,400	177,045
Oji Holdings Corp.	96,000	386,957

		564,002

Personal Products 0.0%†
Pola Orbis Holdings, Inc.	1,600	54,117

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Pharmaceuticals 0.5%
Kyowa Hakko Kirin Co., Ltd. (a)	21,000	$237,370
Mitsubishi Tanabe Pharma Corp.	32,600	421,790
Otsuka Holdings Co., Ltd.	118,400	3,909,443

		4,568,603

Real Estate Management & Development 1.0%
Daiwa House Industry Co., Ltd.	225,000	4,191,083
Mitsui Fudosan Co., Ltd.	172,000	5,056,808

		9,247,891

Road & Rail 0.5%
East Japan Railway Co.	36,700	2,856,454
Fukuyama Transporting Co., Ltd.	18,000	104,306
Hankyu Hanshin Holdings, Inc.	140,000	796,822
Hitachi Transport System Ltd.	6,400	105,130
Nippon Express Co., Ltd.	112,000	531,843
Seino Holdings Co. Ltd.	19,000	166,750

		4,561,305

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	12,800	519,824

Specialty Retail 0.1%
Aoyama Trading Co., Ltd.	900	23,946
Autobacs Seven Co., Ltd.	9,000	136,912
K’s Holdings Corp.	5,400	171,094
Yamada Denki Co., Ltd. (a)	11,780	476,964

		808,916

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.	14,000	139,895

Tobacco 0.7%
Japan Tobacco, Inc.	165,000	5,824,096

Trading Companies & Distributors 1.9%
ITOCHU Corp.	90,500	1,046,533
Marubeni Corp.	170,000	1,136,170
Mitsubishi Corp.	221,100	3,777,207
Mitsui & Co., Ltd.	266,800	3,345,728
Nagase & Co., Ltd.	13,800	175,947
Sojitz Corp.	188,400	312,588
Sumitomo Corp.	462,400	5,763,165
Toyota Tsusho Corp.	28,200	725,104

		16,282,442

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	31,000	249,491
Mitsubishi Logistics Corp.	5,000	69,770

		319,261

Wireless Telecommunication Services 0.2%
NTT DoCoMo, Inc.	1,207	1,877,736

		196,069,155

Common Stocks (continued)

	Shares	Market Value

LUXEMBOURG 0.2%
Metals & Mining 0.2%
ArcelorMittal	153,794	$1,721,312

NETHERLANDS 5.2%
Chemicals 0.3%
Akzo Nobel NV	41,621	2,348,509
Koninklijke DSM NV	5,009	326,554

		2,675,063

Diversified Financial Services 1.1%
ING Groep NV, CVA*	1,053,310	9,626,296

Food Products 0.2%
Unilever NV, CVA	51,427	2,024,389

Industrial Conglomerates 0.0%†
Koninklijke Philips NV	2,422	66,026
Koninklijke Philips NV, NYRS	6,105	165,995

		232,021

Insurance 0.2%
Aegon NV	268,080	1,798,565

Oil, Gas & Consumable Fuels 2.8%
Royal Dutch Shell PLC, ADR	75,603	4,823,471
Royal Dutch Shell PLC, Class A	448,718	14,333,856
Royal Dutch Shell PLC, Class B, ADR	79,412	5,262,633

		24,419,960

Semiconductors & Semiconductor Equipment 0.6%
ASML Holding NV	64,988	5,130,204

		45,906,498

NEW ZEALAND 0.0%†
Construction Materials 0.0%†
Fletcher Building Ltd.	24,128	157,135

Electric Utilities 0.0%†
Contact Energy Ltd.	20,973	83,002

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd. (a)	10,649	24,492

		264,629

NORWAY 0.9%
Commercial Banks 0.1%
DNB ASA	86,155	1,249,821

Diversified Telecommunication Services 0.6%
Telenor ASA	268,867	5,340,510

Food Products 0.1%
Cermaq ASA	7,037	122,799
Orkla ASA	67,347	551,404

		674,203

Insurance 0.0%†
Storebrand ASA*	36,062	174,098

13

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NORWAY (continued)
Metals & Mining 0.1%
Norsk Hydro ASA (a)	138,175	$554,073

		7,992,705

PORTUGAL 0.0%†
Commercial Banks 0.0%†
Banco Espirito Santo SA REG* (a)	48,686	39,031

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG	177	689

		39,720

RUSSIA 0.3%
Commercial Banks 0.3%
Sberbank of Russia, ADR	250,047	2,870,540

SINGAPORE 0.4%
Airlines 0.1%
Singapore Airlines Ltd.	101,000	806,174

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp., Ltd.	33,000	188,952

Food & Staples Retailing 0.0%†
Olam International Ltd. (a)	115,000	148,025

Food Products 0.1%
Golden Agri-Resources Ltd. (a)	999,000	439,795
Wilmar International Ltd.	193,000	477,335

		917,130

Hotels, Restaurants & Leisure 0.0%†
Overseas Union Enterprise Ltd.	64,000	142,937

Marine 0.0%†
Neptune Orient Lines Ltd.*	118,000	98,128

Real Estate Management & Development 0.2%
CapitaLand Ltd.	400,000	966,394
Keppel Land Ltd.	93,000	244,556
United Industrial Corp. Ltd.	14,000	33,294

		1,244,244

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	38,000	27,360
Hutchison Port Holdings Trust, Class U	54,000	39,544

		66,904

		3,612,494

SOUTH KOREA 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	2,694	3,148,813

SPAIN 2.7%
Commercial Banks 0.7%
Banco de Sabadell SA(a)	191,088	317,007
Banco Popular Espanol SA*	113,824	348,457

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Commercial Banks (continued)
Banco Santander SA	783,760	$5,015,476
CaixaBank	111,476	342,406

		6,023,346

Diversified Telecommunication Services 0.5%
Telefonica SA	342,033	4,400,393

Electric Utilities 0.8%
Acciona SA (a)	3,299	173,930
Iberdrola SA (a)	1,296,532	6,851,659

		7,025,589

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA	30,257	155,276

Oil, Gas & Consumable Fuels 0.7%
Repsol SA	311,877	6,582,159

		24,186,763

SWEDEN 2.4%
Commercial Banks 0.8%
Nordea Bank AB	399,792	4,464,585
Skandinaviska Enskilda Banken AB, Class A	246,522	2,353,547

		6,818,132

Communications Equipment 1.3%
Telefonaktiebolaget LM Ericsson, Class A	27,372	297,600
Telefonaktiebolaget LM Ericsson, Class B	899,741	10,202,910

		10,500,510

Diversified Telecommunication Services 0.0%†
TeliaSonera AB	39,871	259,828

Household Durables 0.0%†
Husqvarna AB, Class A	12,546	68,285
Husqvarna AB, Class B	47,467	250,682

		318,967

Household Products 0.2%
Svenska Cellulosa AB, Class A	6,958	174,377
Svenska Cellulosa AB, Class B	75,711	1,898,736

		2,073,113

Metals & Mining 0.1%
Boliden AB	37,181	460,869
SSAB AB, Class A	11,623	69,418
SSAB AB, Class B	586	3,037

		533,324

Pharmaceuticals 0.0%†
Meda AB, Class A	27,934	316,132

		20,820,006

SWITZERLAND 6.5%
Beverages 0.1%
Coca-Cola HBC AG, ADR	27,207	636,100

14

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Capital Markets 2.1%
Credit Suisse Group AG REG*	277,674	$7,351,165
UBS AG REG*	716,381	12,159,737

		19,510,902

Chemicals 0.1%
Clariant AG REG*	27,968	394,249
Givaudan SA REG*	63	81,180

		475,429

Construction Materials 0.3%
Holcim Ltd. REG*	38,676	2,692,093

Electric Utilities 0.0%†
Alpiq Holding AG*	147	17,882

Electrical Equipment 0.0%†
ABB Ltd. REG*	1,489	32,255

Food Products 0.1%
Aryzta AG*	11,373	638,404

Insurance 1.3%
Baloise Holding AG REG	6,242	606,255
Swiss Life Holding AG REG*	3,431	556,927
Swiss Re AG*	124,275	9,246,173
Zurich Insurance Group AG*	5,068	1,313,672

		11,723,027

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	6,426	482,834

Machinery 0.1%
OC Oerlikon Corp. AG*	3,194	37,841
Sulzer AG REG	2,926	467,232

		505,073

Metals & Mining 0.6%
Glencore Xstrata PLC	1,252,387	5,184,235

Pharmaceuticals 1.5%
Novartis AG REG	117,667	8,334,418
Roche Holding AG	20,192	5,011,601

		13,346,019

Professional Services 0.1%
Adecco SA REG*	19,055	1,085,219

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	94,521	849,446

Textiles, Apparel & Luxury Goods 0.0%†
Swatch Group AG (The) — Bearer Shares	599	327,197

		57,506,115

UNITED KINGDOM 17.3%
Beverages 0.5%
SABMiller PLC	83,467	4,001,690

Capital Markets 0.0%†
Investec PLC	69,168	435,283

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Commercial Banks 6.8%
Barclays PLC	1,714,185	$7,300,277
Barclays PLC, ADR	504,159	8,631,202
HSBC Holdings PLC	1,750,444	18,120,859
HSBC Holdings PLC, ADR (a)	347,754	18,048,434
Lloyds Banking Group PLC, ADR* (a)	76,917	295,361
Lloyds Banking Group PLC*	5,528,947	5,309,514
Royal Bank of Scotland Group PLC, ADR* (a)	123,323	1,037,146

		58,742,793

Energy Equipment & Services 0.1%
Subsea 7 SA*	54,451	957,964

Food & Staples Retailing 0.1%
J Sainsbury PLC	149,848	809,905
WM Morrison Supermarkets PLC	10,817	43,057

		852,962

Hotels, Restaurants & Leisure 0.7%
Carnival PLC	12,376	430,188
InterContinental Hotels Group PLC	202,812	5,573,724

		6,003,912

Insurance 1.0%
Aviva PLC	342,561	1,765,610
Old Mutual PLC	324,043	889,533
Prudential PLC	384,269	6,272,338

		8,927,481

Marine 0.0%†
Stolt-Nielsen Ltd.	4,020	88,019

Media 0.3%
Pearson PLC	172,526	3,068,254

Metals & Mining 0.8%
Anglo American PLC	124,408	2,397,419
Eurasian Natural Resources Corp. PLC	47,663	148,584
Kazakhmys PLC (a)	28,333	111,834
Rio Tinto PLC	112,427	4,572,289
Vedanta Resources PLC	3,395	52,768

		7,282,894

Multi-Utilities 0.5%
Centrica PLC	831,863	4,550,054

Oil, Gas & Consumable Fuels 2.5%
BG Group PLC	209,027	3,552,217
BP PLC, ADR (a)	366,150	15,283,101
Tullow Oil PLC	192,188	2,925,643

		21,760,961

Specialty Retail 0.6%
Kingfisher PLC	1,089,066	5,678,191

Tobacco 0.2%
British American Tobacco PLC	39,756	2,039,069

15

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Wireless Telecommunication Services 3.2%
Vodafone Group PLC, ADR (a)	474,725	$13,643,596
Vodafone Group PLC	4,619,709	13,238,598

		26,882,194

		151,271,721

UNITED STATES 0.2%
Media 0.2%
Thomson Reuters Corp.	58,800	1,918,814

Metals & Mining 0.0%†
Sims Metal Management Ltd.	23,132	174,709

		2,093,523

Total Common Stocks (cost $808,545,324)		858,199,306

Preferred Stock 0.7%
GERMANY 0.7%
Automobiles 0.7%
Volkswagen AG	32,570	6,578,609

Total Preferred Stock (cost $5,813,065)		6,578,609

Rights 0.0%†

	Number of Rights	Market Value

HONG KONG 0.0%†
Real Estate Management & Development 0.0%†
New World Development Co., Ltd.* (b)	8,562	0

SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring on 07/05/13* (a)	291,021	162,130

Total Rights (cost $— )		162,130

Mutual Fund 2.8%

	Shares	Market Value

Money Market Fund 2.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (c)	25,002,438	25,002,438

Total Mutual Fund (cost $25,002,438)		25,002,438

Repurchase Agreements 3.9%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 7/01/13, repurchase price $15,000,150, collateralized by U.S. Government Agency Securities ranging from 0.00% — 7.25%, maturing 07/01/13 — 07/17/37; total market value $15,300,023. (d)	$15,000,000	$15,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 7/01/13, repurchase price $19,557,463, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $19,948,602. (d)	19,557,284	19,557,284

Total Repurchase Agreements (cost $34,557,284)		34,557,284

Total Investments (cost $873,918,111) (e) —104.9%		924,499,767

Liabilities in excess of other assets — (4.9)%		(43,303,826)

NET ASSETS — 100.0%		$881,195,941

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $33,682,290, which was collateralized by repurchase agreements with a total value of $34,557,284 and $1,027,925 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% — 4.63%, and maturity dates ranging from 04/15/14 — 08/15/40, a total value of $35,585,209.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of June 30, 2013.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $34,557,284.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

16

Statement of Investment (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CVA	Dutch Certificate

KK	Joint Stock Company

LLC	Limited Liability Company

Ltd.	Limited
NV	Public Traded Company

NYRS	New York Registry Shares

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

At June 30, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	State Street Bank and Trust Co.	8/07/13	(2,222,178)	$(2,124,913)	$(2,026,726)	$98,187
Australian Dollar	State Street Bank and Trust Co.	8/07/13	(985,094)	(909,094)	(898,450)	10,644
British Pound	Deutsche Bank Securities, Inc.	8/07/13	(924,234)	(1,396,439)	(1,405,360)	(8,921)
British Pound	National Australia Bank Ltd.	8/07/13	(3,159,478)	(4,827,562)	(4,804,198)	23,364
British Pound	Societe Generale	8/07/13	(1,285,001)	(1,951,031)	(1,953,930)	(2,899)
British Pound	Westpac Banking Corp.	8/07/13	(3,299,153)	(5,132,726)	(5,016,583)	116,143
Canadian Dollar	TD Bank	8/07/13	(1,582,137)	(1,565,961)	(1,503,027)	62,934
Euro	Westpac Banking Corp.	8/07/13	(3,914,542)	(5,138,941)	(5,096,139)	42,802
Euro	Societe Generale	8/07/13	(14,112,191)	(18,594,435)	(18,371,928)	222,507
Euro	State Street Bank and Trust Co.	8/07/13	(1,460,147)	(1,909,653)	(1,900,889)	8,764
Euro	State Street Bank and Trust Co.	8/07/13	(717,194)	(933,478)	(933,677)	(199)
Euro	HSBC Bank PLC	8/07/13	(749,433)	(968,441)	(975,648)	(7,207)
Euro	National Australia Bank Ltd.	8/07/13	(2,329,673)	(3,034,232)	(3,032,881)	1,351
Euro	Goldman Sachs International	8/07/13	(705,678)	(917,578)	(918,686)	(1,108)
Hong Kong Dollar	Deutsche Bank Securities, Inc.	8/07/13	(87,179,838)	(11,239,563)	(11,241,889)	(2,326)
Japanese Yen	UBS AG	8/07/13	(103,389,363)	(1,090,213)	(1,042,593)	47,620
Japanese Yen	State Street Bank and Trust Co.	8/07/13	(156,022,317)	(1,589,129)	(1,573,350)	15,779
Japanese Yen	BNP Paribas	8/07/13	(214,950,917)	(2,212,269)	(2,167,594)	44,675
Japanese Yen	State Street Bank and Trust Co.	8/07/13	(302,066,840)	(3,050,626)	(3,046,084)	4,542
Japanese Yen	Royal Bank of Canada	8/07/13	(1,203,737,215)	(12,361,503)	(12,138,651)	222,852
Japanese Yen	Westpac Banking Corp.	8/07/13	(220,870,667)	(2,233,083)	(2,227,290)	5,793
Swiss Franc	ANZ Banking Group Ltd.	8/07/13	(1,593,270)	(1,665,242)	(1,687,352)	(22,110)

Total Short Contracts				$(84,846,112)	$(83,962,925)	$883,187

17

Statement of Investment (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Westpac Banking Corp.	8/07/13	34,101,952	$34,639,058	$31,102,513	$(3,536,545)
British Pound	Credit Suisse International	8/07/13	3,027,113	4,712,125	4,602,928	(109,197)
British Pound	Credit Suisse International	8/07/13	1,848,432	2,871,127	2,810,665	(60,462)
British Pound	State Street Bank and Trust Co.	8/07/13	999,068	1,543,151	1,519,150	(24,001)
British Pound	Westpac Banking Corp.	8/07/13	619,802	964,368	942,450	(21,918)
Euro	Citibank NA	8/07/13	1,780,008	2,318,342	2,317,299	(1,043)
Euro	State Street Bank and Trust Co.	8/07/13	1,343,169	1,763,850	1,748,602	(15,248)
Euro	Barclays Bank PLC	8/07/13	2,836,951	3,721,949	3,693,279	(28,670)
Euro	BNP Paribas	8/07/13	1,130,376	1,481,976	1,471,577	(10,399)
Euro	BNP Paribas	8/07/13	1,611,111	2,114,668	2,097,421	(17,247)
Euro	Deutsche Bank Securities, Inc.	8/07/13	2,083,433	2,702,080	2,712,314	10,234
Hong Kong Dollar	Westpac Banking Corp.	8/07/13	11,739,990	1,513,169	1,513,878	709
Hong Kong Dollar	HSBC Bank PLC	8/07/13	15,162,793	1,954,947	1,955,251	304
Hong Kong Dollar	State Street Bank and Trust Co.	8/07/13	10,812,780	1,393,755	1,394,314	559
Japanese Yen	Citibank NA	8/07/13	130,000,931	1,278,486	1,310,947	32,461
Japanese Yen	Barclays Bank PLC	8/07/13	136,659,222	1,331,456	1,378,090	46,634
Japanese Yen	Deutsche Bank Securities, Inc.	8/07/13	267,972,381	2,638,736	2,702,270	63,534
Japanese Yen	ANZ Banking Group Ltd.	8/07/13	159,387,356	1,572,627	1,607,284	34,657
Japanese Yen	Goldman Sachs International	8/07/13	151,268,290	1,509,641	1,525,410	15,769
Japanese Yen	Goldman Sachs International	8/07/13	130,257,730	1,331,032	1,313,537	(17,495)
Japanese Yen	Royal Bank of Scotland	8/07/13	111,130,839	1,166,572	1,120,659	(45,913)
Japanese Yen	Credit Suisse International	8/07/13	149,894,381	1,538,961	1,511,555	(27,406)
Norwegian Krone	Deutsche Bank Securities, Inc.	8/07/13	5,491,628	950,967	902,911	(48,056)
Singapore Dollar	Societe Generale	8/07/13	10,398,074	8,432,321	8,204,184	(228,137)
Swedish Krona	Credit Suisse International	8/07/13	8,320,207	1,268,593	1,239,624	(28,969)
Swedish Krona	Societe Generale	8/07/13	29,716,382	4,576,901	4,427,431	(149,470)
Swedish Krona	Citibank NA	8/07/13	9,993,710	1,514,911	1,488,959	(25,952)
Swiss Franc	State Street Bank and Trust Co.	8/07/13	992,774	1,025,519	1,051,397	25,878

Total Long Contracts				$93,831,288	$89,665,899	$(4,165,389)

At June 30, 2013, the Fund’s open cross currency forward foreign currency contracts were as follows (Note 2):

Counterparty	Delivery Date	Currency Received		Currency Delivered		Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
HSBC Bank PLC	8/07/13	1,862,180	Euro	(2,606,767)	Australian Dollar	$2,377,488	$2,424,275	$46,787
Citibank NA	8/07/13	1,014,220	Euro	(867,557)	British Pound	1,319,178	1,320,360	1,182
Barclays Bank PLC	8/07/13	1,625,673	Australian Dollar	(1,228,802)	Euro	1,599,714	1,482,687	(117,027)
Credit Suisse International	8/07/13	621,335	British Pound	(730,326)	Euro	950,774	944,782	(5,992)
Credit Suisse International	8/07/13	90,945,036	Japanese Yen	(695,549)	Euro	905,499	917,102	11,603
Goldman Sachs International	8/07/13	110,867,437	Japanese Yen	(876,298)	Euro	1,140,806	1,118,002	(22,804)
Barclays Bank PLC	8/07/13	1,066,889	British Pound	(162,925,497)	Japanese Yen	1,642,963	1,622,276	(20,687)
Royal Bank of Scotland	8/07/13	774,097	British Pound	(120,185,922)	Japanese Yen	1,211,971	1,177,066	(34,905)
BNP Paribas	8/07/13	7,218,529	Norwegian Krone	(118,892,054)	Japanese Yen	1,198,924	1,186,841	(12,083)
Royal Bank of Scotland	8/07/13	5,528,506	British Pound	(8,024,068)	Swiss Franc	8,497,884	8,406,463	(91,421)

						$20,845,201	$20,599,854	$(245,347)

The accompanying notes are an integral part of these financial statements.

18

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Multi- Manager International Value Fund
Assets:
Investments, at value* (cost $839,360,827)	$889,942,483
Repurchase agreements, at value and cost	34,557,284

Total Investments	924,499,767

Cash	8,806
Deposits with broker for futures contracts	101,000
Foreign currencies, at value (cost $2,647,942)	2,615,818
Dividends receivable	2,867,292
Security lending income receivable	78,670
Receivable for investments sold	24,054,170
Receivable for capital shares issued	1,506,972
Reclaims receivable	400,219
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,218,268
Prepaid expenses	7,166

Total Assets	957,358,148

Liabilities:
Payable for investments purchased	36,200,332
Payable for capital shares redeemed	34,297
Unrealized depreciation on forward foreign currency contracts (Note 2)	4,745,817
Payable upon return of securities loaned (Note 2)	34,557,284
Accrued expenses and other payables:
Investment advisory fees	519,336
Fund administration fees	25,019
Distribution fees	13,140
Administrative servicing fees	17,779
Accounting and transfer agent fees	6,531
Trustee fees	254
Custodian fees	5,931
Compliance program costs (Note 3)	795
Professional fees	17,885
Printing fees	17,506
Other	301

Total Liabilities	76,162,207

Net Assets	$881,195,941

Represented by:
Capital	$989,731,622
Accumulated undistributed net investment income	35,497,661
Accumulated net realized losses from investment, futures, forward and foreign currency transactions	(191,048,301)
Net unrealized appreciation/(depreciation) from investments	50,581,656
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(3,527,549)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(39,148)

Net Assets	$881,195,941

*	Includes value of securities on loan of $33,682,290 (Note 2).

19

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Multi- Manager International Value Fund
Net Assets:
Class I Shares	$773,627
Class II Shares	467,427
Class III Shares	36,072,760
Class IV Shares	13,451,686
Class VI Shares	61,635,302
Class Y Shares	768,795,139

Total	$881,195,941

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	78,070
Class II Shares	47,385
Class III Shares	3,655,941
Class IV Shares	1,358,258
Class VI Shares	6,289,901
Class Y Shares	77,631,365

Total	89,060,920

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.91
Class II Shares	$9.86
Class III Shares	$9.87
Class IV Shares	$9.90
Class VI Shares	$9.80
Class Y Shares	$9.90

The accompanying notes are an integral part of these financial statements.

20

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Multi- Manager International Value Fund
INVESTMENT INCOME:
Dividend income	$20,306,813
Income from securities lending (Note 2)	638,759
Foreign tax withholding	(1,688,493)

Total Income	19,257,079

EXPENSES:
Investment advisory fees	3,242,515
Fund administration fees	151,329
Distribution fees Class II Shares	639
Distribution fees Class VI Shares	78,018
Administrative servicing fees Class I Shares	610
Administrative servicing fees Class II Shares	383
Administrative servicing fees Class III Shares	28,309
Administrative servicing fees Class IV Shares	10,689
Administrative servicing fees Class VI Shares	46,811
Professional fees	42,438
Printing fees	16,140
Trustee fees	17,688
Custodian fees	17,774
Accounting and transfer agent fees	19,909
Compliance program costs (Note 3)	1,579
Other	15,530

Total expenses before earnings credit and fees waived	3,690,361

Earnings credit (Note 5)	(48)
Investment advisory fees waived (Note 3)	(72,216)

Net Expenses	3,618,097

NET INVESTMENT INCOME	15,638,982

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	21,879,394
Net realized losses from futures transactions (Note 2)	(441,190)
Net realized gains from forward and foreign currency transactions (Note 2)	1,760,656

Net realized gains from investment, futures, forward and foreign currency transactions	23,198,860

Net change in unrealized appreciation/(depreciation) from investments	(21,512,579)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(4,238,887)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(65,005)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(25,816,471)

Net realized/unrealized losses from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(2,617,611)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,021,371

The accompanying notes are an integral part of these financial statements.

21

Statements of Changes in Net Assets

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$15,638,982	$24,189,069
Net realized gains/(losses) from investment, futures, forward and foreign currency transactions	23,198,860	(38,059,528)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(25,816,471)	143,090,910

Change in net assets resulting from operations	13,021,371	129,220,451

Distributions to Shareholders From:
Net investment income:
Class I	–	(3,086)
Class II	–	(615)
Class III	–	(144,004)
Class IV	–	(52,445)
Class VI	–	(94,000)
Class Y	–	(3,897,592)

Change in net assets from shareholder distributions	–	(4,191,742)

Change in net assets from capital transactions	(3,371,656)	39,052,004

Change in net assets	9,649,715	164,080,713

Net Assets:
Beginning of period	871,546,226	707,465,513

End of period	$881,195,941	$871,546,226

Accumulated undistributed net investment income at end of period	$35,497,661	$19,858,679

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$–	$372
Dividends reinvested	–	3,086
Cost of shares redeemed	(62,119)	(68,715)

Total Class I Shares	(62,119)	(65,257)

Class II Shares
Proceeds from shares issued	369	23
Dividends reinvested	–	615
Cost of shares redeemed	(60,102)	(128,895)

Total Class II Shares	(59,733)	(128,257)

Class III Shares
Proceeds from shares issued	955,845	3,839,846
Dividends reinvested	–	144,004
Cost of shares redeemed	(3,072,950)	(8,810,813)

Total Class III Shares	(2,117,105)	(4,826,963)

Class IV Shares
Proceeds from shares issued	38,440	90,371
Dividends reinvested	–	52,445
Cost of shares redeemed	(1,275,329)	(3,729,514)

Total Class IV Shares	(1,236,889)	(3,586,698)

22

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$4,413,024	$7,752,924
Dividends reinvested	–	94,000
Cost of shares redeemed	(5,943,686)	(8,667,211)

Total Class VI Shares	(1,530,662)	(820,287)

Class Y Shares
Proceeds from shares issued	36,675,125	99,680,513
Dividends reinvested	–	3,897,592
Cost of shares redeemed	(35,040,273)	(55,098,639)

Total Class Y Shares	1,634,852	48,479,466

Change in net assets from capital transactions	$(3,371,656)	$39,052,004

SHARE TRANSACTIONS:
Class I Shares
Issued	–	39
Reinvested	–	323
Redeemed	(6,160)	(7,786)

Total Class I Shares	(6,160)	(7,424)

Class II Shares
Issued	37	2
Reinvested	–	65
Redeemed	(5,951)	(14,132)

Total Class II Shares	(5,914)	(14,065)

Class III Shares
Issued	94,849	434,774
Reinvested	–	15,127
Redeemed	(303,416)	(996,605)

Total Class III Shares	(208,567)	(546,704)

Class IV Shares
Issued	3,821	10,016
Reinvested	–	5,491
Redeemed	(126,404)	(418,875)

Total Class IV Shares	(122,583)	(403,368)

Class VI Shares
Issued	446,804	870,065
Reinvested	–	9,936
Redeemed	(595,829)	(996,603)

Total Class VI Shares	(149,025)	(116,602)

Class Y Shares
Issued	3,650,534	11,348,827
Reinvested	–	408,552
Redeemed	(3,397,121)	(6,059,537)

Total Class Y Shares	253,413	5,697,842

Total change in shares	(238,836)	4,609,679

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

23

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.78	0.17	(0.04)	0.13	–	–	–	–	–	$9.91	1.33%	$773,627	0.92%	3.38%	0.94%	19.51%
Year Ended December 31, 2012(e)	$8.37	0.27	1.18	1.45	(0.04)	–	–	(0.04)	–	$9.78	17.29%	$823,811	0.93%	2.97%	0.95%	68.36%
Year Ended December 31, 2011(e)	$10.18	0.25	(1.87)	(1.62)	(0.19)	–	–	(0.19)	–	$8.37	(16.24)%	$767,343	0.94%	2.56%	0.95%	53.15%
Year Ended December 31, 2010(e)	$9.83	0.17	0.40	0.57	(0.22)	–	–	(0.22)	–	$10.18	6.19%	$1,162,118	0.99%	1.74%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.73	0.20	2.08	2.28	(0.18)	–	–	(0.18)	–	$9.83	29.86%	$1,395,791	1.03%	2.37%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.48	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.73	(46.31)%	$1,268,226	1.04%	2.99%	1.04%	114.10%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.75	0.16	(0.05)	0.11	–	–	–	–	–	$9.86	1.23%	$467,427	1.18%	3.09%	1.19%	19.51%
Year Ended December 31, 2012(e)	$8.34	0.24	1.18	1.42	(0.01)	–	–	(0.01)	–	$9.75	17.05%	$519,568	1.18%	2.70%	1.20%	68.36%
Year Ended December 31, 2011(e)	$10.13	0.23	(1.86)	(1.63)	(0.16)	–	–	(0.16)	–	$8.34	(16.41)%	$562,055	1.19%	2.32%	1.20%	53.15%
Year Ended December 31, 2010(e)	$9.79	0.14	0.40	0.54	(0.20)	–	–	(0.20)	–	$10.13	5.89%	$884,879	1.24%	1.52%	1.24%	51.74%
Year Ended December 31, 2009(e)	$7.70	0.18	2.07	2.25	(0.16)	–	–	(0.16)	–	$9.79	29.51%	$1,035,457	1.28%	2.16%	1.28%	103.22%
Year Ended December 31, 2008(e)	$17.44	0.38	(7.80)	(7.42)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.70	(46.48)%	$1,066,596	1.30%	2.78%	1.30%	114.10%

Class III Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.74	0.17	(0.04)	0.13	–	–	–	–	–	$9.87	1.33%	$36,072,760	0.92%	3.38%	0.94%	19.51%
Year Ended December 31, 2012(e)	$8.34	0.27	1.17	1.44	(0.04)	–	–	(0.04)	–	$9.74	17.24%	$37,634,437	0.93%	2.98%	0.95%	68.36%
Year Ended December 31, 2011(e)	$10.14	0.25	(1.86)	(1.61)	(0.19)	–	–	(0.19)	–	$8.34	(16.11)%	$36,772,087	0.94%	2.55%	0.95%	53.15%
Year Ended December 31, 2010(e)	$9.79	0.16	0.41	0.57	(0.22)	–	–	(0.22)	–	$10.14	6.11%	$49,781,801	0.99%	1.74%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.70	0.20	2.07	2.27	(0.18)	–	–	(0.18)	–	$9.79	29.84%	$54,613,978	1.03%	2.42%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.43	0.42	(7.80)	(7.38)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.70	(46.33)%	$56,117,809	1.04%	3.01%	1.04%	114.10%

Class IV Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.77	0.17	(0.04)	0.13	–	–	–	–	–	$9.90	1.43%	$13,451,686	0.92%	3.36%	0.94%	19.51%
Year Ended December 31, 2012(e)	$8.37	0.27	1.17	1.44	(0.04)	–	–	(0.04)	–	$9.77	17.16%	$14,474,909	0.93%	3.00%	0.95%	68.36%
Year Ended December 31, 2011(e)	$10.17	0.25	(1.86)	(1.61)	(0.19)	–	–	(0.19)	–	$8.37	(16.16)%	$15,762,492	0.94%	2.55%	0.95%	53.15%
Year Ended December 31, 2010(e)	$9.82	0.17	0.40	0.57	(0.22)	–	–	(0.22)	–	$10.17	6.19%	$23,937,112	0.99%	1.77%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.72	0.20	2.08	2.28	(0.18)	–	–	(0.18)	–	$9.82	29.89%	$26,722,773	1.03%	2.40%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.47	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.72	(46.35)%	$25,538,325	1.04%	3.01%	1.04%	114.10%

Class VI Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.68	0.16	(0.04)	0.12	–	–	–	–	–	$9.80	1.24%	$61,635,302	1.18%	3.20%	1.19%	19.51%
Year Ended December 31, 2012(e)	$8.29	0.24	1.16	1.40	(0.01)	–	–	(0.01)	–	$9.68	16.95%	$62,350,714	1.18%	2.72%	1.20%	68.36%
Year Ended December 31, 2011(e)	$10.08	0.22	(1.84)	(1.62)	(0.17)	–	–	(0.17)	–	$8.29	(16.40)%	$54,349,211	1.19%	2.25%	1.20%	53.15%
Year Ended December 31, 2010(e)	$9.75	0.14	0.40	0.54	(0.21)	–	–	(0.21)	–	$10.08	5.85%	$59,211,692	1.23%	1.45%	1.23%	51.74%
Year Ended December 31, 2009(e)	$7.67	0.21	2.03	2.24	(0.16)	–	–	(0.16)	–	$9.75	29.49%	$46,170,735	1.29%	2.78%	1.29%	103.22%
Year Ended December 31, 2008(e)	$17.38	0.34	(7.73)	(7.39)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.67	(46.45)%	$122,577,295	1.30%	2.70%	1.30%	114.10%

24

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund (Continued)

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.77	0.18	(0.05)	0.13	–	–	–	–	–	$9.90	1.33%	$768,795,139	0.78%	3.54%	0.79%	19.51%
Year Ended December 31, 2012(e)	$8.36	0.28	1.18	1.46	(0.05)	–	–	(0.05)	–	$9.77	17.49%	$755,742,787	0.78%	3.08%	0.80%	68.36%
Year Ended December 31, 2011(e)	$10.17	0.24	(1.85)	(1.61)	(0.20)	–	–	(0.20)	–	$8.36	(16.10)%	$599,252,325	0.80%	2.55%	0.81%	53.15%
Year Ended December 31, 2010(e)	$9.82	0.17	0.41	0.58	(0.23)	–	–	(0.23)	–	$10.17	6.32%	$385,213,318	0.83%	1.75%	0.83%	51.74%
Year Ended December 31, 2009(e)	$7.72	0.20	2.09	2.29	(0.19)	–	–	(0.19)	–	$9.82	30.09%	$161,542,762	0.87%	2.38%	0.87%	103.22%
Period Ended December 31, 2008(e)(f)	$15.84	0.25	(6.00)	(5.75)	(0.17)	(2.10)	(0.10)	(2.37)	–	$7.72	(40.66)%	$46,396,242	0.96%	1.54%	0.96%	114.10%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

25

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013 the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

26

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

27

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,814,290	$—	$5,814,290
Air Freight & Logistics	—	5,052,769	—	5,052,769
Airlines	—	3,931,959	—	3,931,959
Auto Components	1,444,962	6,189,043	—	7,634,005
Automobiles	—	33,145,854	—	33,145,854
Beverages	636,100	9,367,989	—	10,004,089
Building Products	—	10,282,423	—	10,282,423
Capital Markets	8,222	28,546,892	—	28,555,114
Chemicals	—	29,638,043	—	29,638,043
Commercial Banks	30,882,683	132,285,358	—	163,168,041
Commercial Services & Supplies	254,244	1,204,642	—	1,458,886
Communications Equipment	490,841	11,469,440	—	11,960,281
Computers & Peripherals	—	991,784	—	991,784
Construction & Engineering	—	2,663,923	—	2,663,923
Construction Materials	—	10,099,529	—	10,099,529
Containers & Packaging	—	405,371	—	405,371
Distributors	—	101,754	—	101,754
Diversified Financial Services	—	20,696,619	—	20,696,619
Diversified Telecommunication Services	—	28,934,927	—	28,934,927
Electric Utilities	3,135,715	13,346,015	—	16,481,730
Electrical Equipment	—	11,664,043	—	11,664,043
Electronic Equipment, Instruments & Components	—	14,136,482	—	14,136,482
Energy Equipment & Services	524,105	1,418,830	—	1,942,935
Food & Staples Retailing	1,092,893	17,081,528	—	18,174,421
Food Products	—	5,987,292	—	5,987,292
Health Care Providers & Services	—	1,358,142	—	1,358,142
Hotels, Restaurants & Leisure	—	12,557,435	—	12,557,435
Household Durables	—	7,550,544	—	7,550,544
Household Products	—	2,073,113	—	2,073,113
Independent Power Producers & Energy Traders	232,626	155,276	—	387,902
Industrial Conglomerates	165,995	11,822,051	—	11,988,046
Information Technology Services	—	1,576,865	—	1,576,865
Insurance	7,337,315	53,628,164	—	60,965,479
Leisure Equipment & Products	—	538,732	—	538,732
Life Sciences Tools & Services	—	482,834	—	482,834
Machinery	—	5,527,234	—	5,527,234
Marine	—	4,199,668	—	4,199,668
Media	2,068,072	4,590,008	—	6,658,080
Metals & Mining	12,282,303	22,893,655	—	35,175,958
Multiline Retail	820,635	2,079,792	—	2,900,427
Multi-Utilities	—	18,564,772	—	18,564,772
Office Electronics	—	5,315,478	—	5,315,478
Oil, Gas & Consumable Fuels	43,204,701	47,661,019	—	90,865,720
Paper & Forest Products	—	5,683,163	—	5,683,163
Personal Products	—	54,117	—	54,117
Pharmaceuticals	—	40,508,782	—	40,508,782
Professional Services	—	2,504,034	—	2,504,034
Real Estate Management & Development	—	21,902,208	—	21,902,208

28

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Road & Rail	$—	$5,221,108	$—	$5,221,108
Semiconductors & Semiconductor Equipment	—	9,648,287	—	9,648,287
Software	87,503	—	—	87,503
Specialty Retail	—	6,487,107	—	6,487,107
Textiles, Apparel & Luxury Goods	—	467,092	—	467,092
Thrifts & Mortgage Finance	121,335	—	—	121,335
Tobacco	—	7,863,165	—	7,863,165
Trading Companies & Distributors	—	16,867,825	—	16,867,825
Transportation Infrastructure	27,360	383,297	—	410,657
Wireless Telecommunication Services	13,643,596	15,116,334	—	28,759,930
Total Common Stocks	$118,461,206	$739,738,100	$—	$858,199,306
Forward Foreign Currency Contracts	—	1,218,268	—	1,218,268
Mutual Fund	25,002,438	—	—	25,002,438
Preferred Stock	—	6,578,609	—	6,578,609
Repurchase Agreements	—	34,557,284	—	34,557,284
Rights	—	162,130	—	162,130
Total Assets	$143,463,644	$782,254,391	$—	$925,718,035
Liabilities:
Forward Foreign Currency Contracts	—	(4,745,817)	—	(4,745,817)
Total Liabilities	$—	$(4,745,817)	$—	$(4,745,817)
Total	$143,463,644	$777,508,574	$—	$920,972,218

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

29

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/ (depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At June 30, 2013, the Fund had no open futures contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$1,218,268
Total		$1,218,268
Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(4,745,817)
Total		$(4,745,817)

30

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$(441,190)
Forward Foreign Currency Contracts Currency risk	1,918,656
Total	$1,477,466

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency risk	$(4,238,887)
Total	$(4,238,887)

Information about forward foreign currency contracts reflected as of the date of this report is generally indicative of the type and volume of forward foreign currency contract activity of the Fund for the six months ended June 30, 2013. During June 2013, the Fund held futures contracts with an average notional balance of $7,018,702. For the remainder of the six months ended June 30, 2013, the Fund had no investments in futures contracts.

(e)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (forward foreign currency contracts). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such

31

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$1,218,268	$—	$1,218,268
Total	$1,218,268	$—	$1,218,268

Amounts designated as “—” are zero or have been rounded to zero.

Financial Assets, Derivative Assets and Collateral Held by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
ANZ Banking Group Ltd.	$34,657	$(22,110)	$—	$12,547
Barclays Bank PLC	46,634	(46,634)	—	—
BNP Paribas	44,675	(39,729)	—	4,946
Citibank NA	33,643	(26,995)	—	6,648
Credit Suisse International	11,603	(11,603)	—	—
Deutsche Bank Securities, Inc.	73,768	(59,303)	—	14,465
Goldman Sachs International	15,769	(15,769)	—	—
HSBC Bank PLC	47,091	(7,207)	—	39,884
National Australia Bank Ltd.	24,715	—	—	24,715
Royal Bank of Canada	222,852	—	—	222,852
Societe Generale	222,507	(222,507)	—	—
State Street Bank and Trust Co.	164,353	(39,448)	—	124,905

32

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
TD Bank	$62,934	$—	$—	$62,934
UBS AG	47,620	—	—	47,620
Westpac Banking Corp.	165,447	(165,447)	—	—
Total	$1,218,268	$(656,752)	$—	$561,516

Amounts designated as “—” are zero or have been rounded to zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(4,745,817)	$—	$(4,745,817)
Total	$(4,745,817)	$—	$(4,745,817)

Amounts designated as “—” are zero or have been rounded to zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
ANZ Banking Group Ltd.	$(22,110)	$22,110	$—	$—
Barclays Bank PLC	(166,384)	46,634	—	(119,750)
BNP Paribas	(39,729)	39,729	—	—
Citibank NA	(26,995)	26,995	—	—
Credit Suisse International	(232,026)	11,603	—	(220,423)
Deutsche Bank Securities, Inc.	(59,303)	59,303	—	—
Goldman Sachs International	(41,407)	15,769	—	(25,638)
HSBC Bank PLC	(7,207)	7,207	—	—
Royal Bank of Scotland	(172,239)	—	—	(172,239)
Societe Generale	(380,506)	222,507	—	(157,999)
State Street Bank and Trust Co.	(39,448)	39,448	—	—
Westpac Banking Corp.	(3,558,463)	165,447	—	(3,393,016)
Total	$(4,745,817)	$656,752	$—	$(4,089,065)

Amounts designated as “—” are zero or have been rounded to zero.

33

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(f)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Funds’ loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$33,682,290
Collateral offsetting(1)	35,585,209
Net Amount(2)	$1,902,919

(1)	Includes $1,027,925 of collateral in the form of U.S. Government Treasury securities, interest rates ranging from 0.13% to 4.63% and maturity dates ranging from 04/15/14 to 08/15/40.

(2)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(g)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund

34

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$34,557,284
Collateral offsetting	35,248,625
Net Amount(1)	$691,341

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(j)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

35

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(k)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
JPMorgan Investment Management Inc.
Dimensional Fund Advisors LP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.75%
$500 million up to $2 billion	0.70%
$2 billion and more	0.65%

36

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $72,216, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $151,329 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013 the Fund’s portion of such costs amounted to $1,579.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2013, NFS received $86,802 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of

37

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $3,319 and $13,977, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $175,330,543 and sales of $171,340,920 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on

38

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $1,439 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$885,824,741	$97,076,391	$(58,401,365)	$38,675,026

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

39

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

40

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the Fund’s respective expense group medians. The Trustees also considered that the Fund’s Class II shares had achieved a level of total return performance below the median of the Fund’s peers for the three-year period ended September 30, 2012. The Trustees noted management’s belief that the Fund’s underperformance over the three-year period ended September 30, 2012 was largely due to the underperformance of a former sub-adviser to the Fund that was replaced by Dimensional Fund Advisors L.P. in January 2012.

41

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

42

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc.
				(dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

43

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

44

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

45

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

46

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

47

NVIT Multi-Manager Large Cap Growth Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

26	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCG (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-Income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Multi-Manager Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013)

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Multi-Manager Large Cap Growth Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual	1,000.00	1,112.90	4.24	0.81
	Hypothetical[b]	1,000.00	1,020.78	4.06	0.81
Class II Shares	Actual	1,000.00	1,111.50	5.55	1.06
	Hypothetical[b]	1,000.00	1,019.54	5.31	1.06
Class Y Shares	Actual	1,000.00	1,113.60	3.46	0.66
	Hypothetical[b]	1,000.00	1,021.52	3.31	0.66

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Multi-Manager Large Cap Growth Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	99.0%
Repurchase Agreements	5.7%
Mutual Fund	1.1%
Liabilities in excess of other assets††	(5.8%)

100.0%

Top Industries †††
Internet Software & Services	6.8%
Biotechnology	5.4%
Software	4.9%
Computers & Peripherals	4.8%
Specialty Retail	4.6%
Information Technology Services	4.1%
Media	3.9%
Aerospace & Defense	3.8%
Oil, Gas & Consumable Fuels	3.8%
Pharmaceuticals	3.5%
Other Industries*	54.4%

100.0%

Top Holdings †††
Apple, Inc.	4.5%
Google, Inc., Class A	4.5%
Gilead Sciences, Inc.	2.5%
Philip Morris International, Inc.	2.0%
QUALCOMM, Inc.	2.0%
Home Depot, Inc. (The)	1.8%
Visa, Inc., Class A	1.7%
United Technologies Corp.	1.7%
Union Pacific Corp.	1.6%
CVS Caremark Corp.	1.6%
Other Holdings*	76.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Please refer to Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 99.0%

	Shares	Market Value

Aerospace & Defense 4.0%
Honeywell International, Inc.	127,350	$10,103,949
Lockheed Martin Corp.	54,160	5,874,193
Precision Castparts Corp.	59,377	13,419,796
United Technologies Corp.	247,380	22,991,497

		52,389,435

Air Freight & Logistics 1.8%
FedEx Corp.	62,460	6,157,307
United Parcel Service, Inc., Class B	206,250	17,836,500

		23,993,807

Airlines 0.5%
Delta Air Lines, Inc.*	351,010	6,567,397

Auto Components 1.2%
BorgWarner, Inc.*	66,000	5,685,900
Delphi Automotive PLC	79,200	4,014,648
TRW Automotive Holdings Corp.* (a)	95,870	6,369,603

		16,070,151

Automobiles 0.5%
General Motors Co.*	212,900	7,091,699

Beverages 2.0%
Coca-Cola Co. (The)	97,720	3,919,549
Coca-Cola Enterprises, Inc. (a)	84,920	2,985,787
PepsiCo, Inc.	241,320	19,737,563

		26,642,899

Biotechnology 5.7%
Alexion Pharmaceuticals, Inc.*	59,500	5,488,280
Amgen, Inc.	67,400	6,649,684
Biogen Idec, Inc.*	54,108	11,644,042
Celgene Corp.*	142,906	16,707,140
Gilead Sciences, Inc.*	666,510	34,131,977

		74,621,123

Capital Markets 2.0%
BlackRock, Inc.	24,405	6,268,424
Charles Schwab Corp. (The) (a)	320,020	6,794,025
Franklin Resources, Inc.	36,600	4,978,332
Goldman Sachs Group, Inc. (The)	13,703	2,072,579
Morgan Stanley	264,300	6,456,849

		26,570,209

Chemicals 3.6%
Ashland, Inc.	152,200	12,708,700
CF Industries Holdings, Inc.	22,405	3,842,457
Ecolab, Inc.	55,000	4,685,450
LyondellBasell Industries NV, Class A	67,150	4,449,359
Monsanto Co.	178,917	17,677,000

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
PPG Industries, Inc. (a)	24,141	$3,534,484

		46,897,450

Commercial Banks 0.8%
Wells Fargo & Co.	263,640	10,880,423

Communications Equipment 2.7%
Aruba Networks, Inc.*	129,690	1,992,038
Cisco Systems, Inc.	258,110	6,274,654
QUALCOMM, Inc.	448,300	27,382,164

		35,648,856

Computers & Peripherals 5.1%
Apple, Inc.	157,141	62,240,407
Western Digital Corp.	65,970	4,096,078

		66,336,485

Consumer Finance 1.6%
American Express Co.	60,800	4,545,408
Capital One Financial Corp. (a)	151,350	9,506,293
Discover Financial Services	129,990	6,192,724

		20,244,425

Diversified Financial Services 0.9%
CME Group, Inc.	22,220	1,688,275
JPMorgan Chase & Co.	83,800	4,423,802
Moody’s Corp.	84,190	5,129,697

		11,241,774

Diversified Telecommunication Services 0.6%
Frontier Communications Corp. (a)	465,220	1,884,141
Verizon Communications, Inc.	107,150	5,393,931

		7,278,072

Electrical Equipment 0.6%
Eaton Corp. PLC	78,590	5,172,008
Roper Industries, Inc.	24,201	3,006,248

		8,178,256

Energy Equipment & Services 1.0%
Cameron International Corp.*	104,490	6,390,608
FMC Technologies, Inc.*	78,300	4,359,744
Schlumberger Ltd.	36,260	2,598,392

		13,348,744

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	67,010	7,409,296
CVS Caremark Corp.	375,810	21,488,816
Kroger Co. (The)	154,960	5,352,318
Walgreen Co.	163,910	7,244,822
Whole Foods Market, Inc.	46,200	2,378,376

		43,873,628

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food Products 1.8%
General Mills, Inc.	113,580	$5,512,037
Kellogg Co.	78,710	5,055,543
Kraft Foods Group, Inc.	64,656	3,612,331
Mondelez International, Inc., Class A	193,200	5,511,996
Tyson Foods, Inc., Class A	162,800	4,180,704

		23,872,611

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	277,830	9,690,710
Baxter International, Inc.	121,070	8,386,519
Intuitive Surgical, Inc.*	11,245	5,696,492
Medtronic, Inc.	165,140	8,499,756

		32,273,477

Health Care Providers & Services 2.4%
Express Scripts Holding Co.*	221,100	13,639,659
UnitedHealth Group, Inc.	112,100	7,340,308
WellPoint, Inc.	119,230	9,757,783

		30,737,750

Health Care Technology 0.3%
Cerner Corp.*	47,100	4,525,839

Hotels, Restaurants & Leisure 2.8%
McDonald’s Corp.	154,907	15,335,793
Starbucks Corp.	219,930	14,403,216
Wynn Resorts Ltd.	28,370	3,631,360
Yum! Brands, Inc.	45,800	3,175,772

		36,546,141

Household Products 0.5%
Colgate-Palmolive Co.	109,094	6,249,995

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)	194,590	2,333,134

Industrial Conglomerates 1.3%
Danaher Corp.	258,600	16,369,380

Information Technology Services 4.3%
Accenture PLC, Class A	77,600	5,584,096
Cognizant Technology Solutions Corp., Class A*	36,500	2,285,265
CoreLogic, Inc.*	117,190	2,715,293
Fidelity National Information Services, Inc.	89,980	3,854,743
International Business Machines Corp.	58,919	11,260,010
MasterCard, Inc., Class A	11,530	6,623,985
Visa, Inc., Class A	130,795	23,902,786

		56,226,178

Insurance 0.5%
Everest Re Group Ltd.	22,050	2,828,133
MetLife, Inc.	75,190	3,440,694

		6,268,827

Common Stocks (continued)

	Shares	Market Value

Internet & Catalog Retail 2.8%
Amazon.com, Inc.*	50,881	$14,129,145
Expedia, Inc.	43,610	2,623,142
priceline.com, Inc.*	23,494	19,432,592

		36,184,879

Internet Software & Services 7.2%
AOL, Inc.* (a)	52,140	1,902,067
eBay, Inc.*	278,790	14,419,019
Equinix, Inc.*	35,436	6,545,738
Google, Inc., Class A* (a)	70,239	61,836,309
IAC/InterActiveCorp	103,470	4,921,033
Yahoo!, Inc.*	155,710	3,909,878

		93,534,044

Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	86,500	3,698,740
Thermo Fisher Scientific, Inc.	66,110	5,594,889

		9,293,629

Machinery 1.5%
Caterpillar, Inc.	96,680	7,975,133
Cummins, Inc.	71,521	7,757,168
Joy Global, Inc. (a)	26,170	1,270,030
Kennametal, Inc.	66,590	2,585,690

		19,588,021

Media 4.1%
CBS Corp. Non-Voting Shares, Class B	112,600	5,502,762
Comcast Corp., Class A	160,460	6,720,065
News Corp., Class A	200,700	6,542,820
Omnicom Group, Inc.	113,120	7,111,854
Sirius XM Radio, Inc. (a)	1,402,300	4,697,705
Time Warner Cable, Inc.	65,240	7,338,195
Viacom, Inc., Class B	155,970	10,613,759
Walt Disney Co. (The)	76,700	4,843,605

		53,370,765

Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc. (a)	163,370	4,510,646

Multiline Retail 0.9%
Dollar General Corp.*	127,900	6,449,997
Macy’s, Inc.	102,630	4,926,240

		11,376,237

Oil, Gas & Consumable Fuels 4.0%
Apache Corp.	98,060	8,220,370
Cabot Oil & Gas Corp.	138,060	9,805,021
Chevron Corp.	15,361	1,817,821
Denbury Resources, Inc.* (a)	404,750	7,010,270
Exxon Mobil Corp.	40,280	3,639,298
Marathon Petroleum Corp.	32,620	2,317,977

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	78,700	$4,725,148
Occidental Petroleum Corp.	100,710	8,986,353
Pioneer Natural Resources Co.	17,600	2,547,600
Range Resources Corp.	41,200	3,185,584

		52,255,442

Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	62,100	4,084,317

Pharmaceuticals 3.7%
AbbVie, Inc.	108,230	4,474,228
Bristol-Myers Squibb Co.	144,620	6,463,068
Johnson & Johnson (a)	81,420	6,990,721
Merck & Co., Inc.	207,880	9,656,026
Pfizer, Inc.	194,457	5,446,743
Sanofi, ADR-FR	133,500	6,876,585
Zoetis, Inc. (a)	249,455	7,705,658

		47,613,029

Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp.	152,460	11,155,498
Public Storage	24,000	3,679,920

		14,835,418

Road & Rail 1.7%
Union Pacific Corp.	140,549	21,683,900

Semiconductors & Semiconductor Equipment 1.5%
Altera Corp.	126,790	4,182,802
Broadcom Corp., Class A	204,130	6,891,429
Linear Technology Corp.	88,430	3,257,761
NXP Semiconductor NV*	164,500	5,096,210

		19,428,202

Software 5.2%
Activision Blizzard, Inc. (a)	598,970	8,541,312
Adobe Systems, Inc.*	80,100	3,649,356
Aspen Technology, Inc.*	132,770	3,822,448
CommVault Systems, Inc.*	55,660	4,224,038
Microsoft Corp.	303,320	10,473,640
Oracle Corp.	649,170	19,942,502
Salesforce.com, Inc.*	259,500	9,907,710
SolarWinds, Inc.*	92,510	3,590,313
Symantec Corp.	171,760	3,859,447

		68,010,766

Specialty Retail 4.9%
Abercrombie & Fitch Co., Class A	64,490	2,918,172
Best Buy Co., Inc.	255,980	6,995,933
Home Depot, Inc. (The)	318,650	24,685,816
O’Reilly Automotive, Inc.*	17,916	2,017,700
PetSmart, Inc.	55,330	3,706,557

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Ross Stores, Inc.	72,100	$4,672,801
TJX Cos., Inc.	265,270	13,279,416
Ulta Salon Cosmetics & Fragrance, Inc.* (a)	54,900	5,498,784

		63,775,179

Textiles, Apparel & Luxury Goods 1.3%
Hanesbrands, Inc.	102,440	5,267,465
Lululemon Athletica, Inc.* (a)	45,300	2,968,056
Michael Kors Holdings Ltd.*	36,610	2,270,552
Ralph Lauren Corp.	34,100	5,924,534

		16,430,607

Tobacco 2.4%
Lorillard, Inc.	80,220	3,504,010
Philip Morris International, Inc.	326,010	28,238,986

		31,742,996

Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	18,800	4,740,984

Wireless Telecommunication Services 0.4%
SBA Communications Corp., Class A* (a)	77,600	5,751,712

Total Common Stocks (cost $1,080,155,132)		1,291,488,938

Mutual Fund 1.1%
Money Market Fund 1.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (b)	13,734,275	13,734,275

Total Mutual Fund (cost $13,734,275)		13,734,275

Repurchase Agreements 5.7%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $25,000,250, collateralized by U.S. Government Agency Securities, ranging from 0.00% — 7.25%, maturing 07/01/13 — 07/17/37; total market value $25,500,039. (c)	$25,000,000	25,000,000

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $4,999,605, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $5,099,595. (c)	$4,999,560	$4,999,560
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $45,000,413, collateralized by U.S. Government Agency Securities, ranging from 1.13% — 5.50%, maturing 04/20/24 — 05/20/43; total market value $45,900,268. (c)	45,000,000	45,000,000

Total Repurchase Agreements (cost $74,999,560)		74,999,560

Total Investments (cost $1,168,888,967) (d) — 105.8%		1,380,222,773

Liabilities in excess of other assets — (5.8%)		(75,752,621)

NET ASSETS — 100.0%		$1,304,470,152

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $73,396,641.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $74,999,560.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

FR	France

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund
Assets:
Investments, at value * (cost $1,093,889,407)	$1,305,223,213
Repurchase agreements, at value and cost	74,999,560

Total Investments	1,380,222,773

Dividends receivable	1,203,426
Security lending income receivable	8,394
Receivable for investments sold	1,608,907
Receivable for capital shares issued	484,206
Prepaid expenses	10,164

Total Assets	1,383,537,870

Liabilities:
Payable for investments purchased	2,222,635
Payable for capital shares redeemed	1,047,795
Payable upon return of securities loaned (Note 2)	74,999,560
Accrued expenses and other payables:
Investment advisory fees	658,574
Fund administration fees	33,650
Distribution fees	24,312
Administrative servicing fees	21,541
Accounting and transfer agent fees	2,620
Trustee fees	373
Custodian fees	7,447
Compliance program costs (Note 3)	1,106
Professional fees	19,579
Printing fees	28,192
Other	334

Total Liabilities	79,067,718

Net Assets	$1,304,470,152

Represented by:
Capital	$944,340,996
Accumulated undistributed net investment income	7,142,211
Accumulated net realized gains from investment transactions	141,653,139
Net unrealized appreciation/(depreciation) from investments	211,333,806

Net Assets	$1,304,470,152

Net Assets:
Class I Shares	$55,736,597
Class II Shares	117,016,774
Class Y Shares	1,131,716,781

Total	$1,304,470,152

*	Includes value of securities on loan of $73,396,641 (Note 2).

11

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,750,610
Class II Shares	10,033,971
Class Y Shares	96,215,333

Total	110,999,914

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.73
Class II Shares	$11.66
Class Y Shares	$11.76

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$9,504,999
Income from securities lending (Note 2)	28,737
Foreign tax withholding	(52,036)

Total Income	9,481,700

EXPENSES:
Investment advisory fees	4,082,786
Fund administration fees	201,773
Distribution fees Class II Shares	143,786
Administrative servicing fees Class I Shares	42,377
Administrative servicing fees Class II Shares	86,272
Professional fees	31,314
Printing fees	18,465
Trustee fees	25,788
Custodian fees	22,752
Accounting and transfer agent fees	884
Compliance program costs (Note 3)	2,256
Other	20,536

Total expenses before earnings credit and fees waived	4,678,989

Earnings credit (Note 4)	(159)
Investment advisory fees waived (Note 3)	(189,797)

Net Expenses	4,489,033

NET INVESTMENT INCOME	4,992,667

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	49,879,295
Net change in unrealized appreciation/(depreciation) from investments	80,628,642

Net realized/unrealized gains from investments	130,507,937

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$135,500,604

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$4,992,667	$9,313,133
Net realized gains from investment transactions	49,879,295	100,210,525
Net change in unrealized appreciation/(depreciation) from investments	80,628,642	63,053,508

Change in net assets resulting from operations	135,500,604	172,577,166

Distributions to Shareholders From:
Net investment income:
Class I	–	(274,527)
Class II	–	(250,387)
Class Y	–	(6,640,735)
Net realized gains:
Class I	–	(1,426,557)
Class II	–	(2,818,184)
Class Y	–	(24,668,344)

Change in net assets from shareholder distributions	–	(36,078,734)

Change in net assets from capital transactions	(24,748,065)	32,719,077

Change in net assets	110,752,539	169,217,509

Net Assets:
Beginning of period	1,193,717,613	1,024,500,104

End of period	$1,304,470,152	$1,193,717,613

Accumulated undistributed net investment income at end of period	$7,142,211	$2,149,544

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,676,575	$5,055,033
Dividends reinvested	–	1,701,084
Cost of shares redeemed	(8,610,943)	(17,415,115)

Total Class I Shares	(5,934,368)	(10,658,998)

Class II Shares
Proceeds from shares issued	4,279,969	6,513,071
Dividends reinvested	–	3,068,571
Cost of shares redeemed	(7,366,877)	(31,037,855)

Total Class II Shares	(3,086,908)	(21,456,213)

Class Y Shares
Proceeds from shares issued	20,371,976	127,651,008
Dividends reinvested	–	31,309,079
Cost of shares redeemed	(36,098,765)	(94,125,799)

Total Class Y Shares	(15,726,789)	64,834,288

Change in net assets from capital transactions	$(24,748,065)	$32,719,077

14

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	230,164	485,816
Reinvested	–	160,421
Redeemed	(757,333)	(1,691,032)

Total Class I Shares	(527,169)	(1,044,795)

Class II Shares
Issued	378,589	630,924
Reinvested	–	290,996
Redeemed	(648,782)	(2,967,387)

Total Class II Shares	(270,193)	(2,045,467)

Class Y Shares
Issued	1,802,130	12,311,603
Reinvested	–	2,948,020
Redeemed	(3,139,389)	(8,766,950)

Total Class Y Shares	(1,337,259)	6,492,673

Total change in shares	(2,134,621)	3,402,411

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.54	0.04	1.15	1.19	–	–	–	–	$11.73	11.29%	$55,736,597	0.81%	0.67%	0.84%	28.12%
Year Ended December 31, 2012(e)	$9.33	0.07	1.45	1.52	(0.05)	(0.26)	–	(0.31)	$10.54	16.35%	$55,625,506	0.82%	0.68%	0.85%	108.38%
Year Ended December 31, 2011(e)	$9.61	–	(0.28)	(0.28)	–	–	–	–	$9.33	(2.91)%	$58,971,210	0.85%	0.04%	0.85%	82.82%
Year Ended December 31, 2010(e)	$8.69	0.01	1.33	1.34	–	(0.39)	(0.03)	(0.42)	$9.61	15.51%	$71,781,139	0.88%	0.14%	0.88%	127.66%
Year Ended December 31, 2009(e)	$6.74	0.07	1.93	2.00	(0.05)	–	–	(0.05)	$8.69	29.78%	$20,865,015	0.90%	0.80%	0.90%	122.44%
Period Ended December 31, 2008(f)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	–	(0.02)	$6.74	(32.41)%	$140,989	0.89%	0.62%	0.98%	92.12%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.49	0.02	1.15	1.17	–	–	–	–	$11.66	11.15%	$117,016,774	1.06%	0.42%	1.09%	28.12%
Year Ended December 31, 2012(e)	$9.28	0.04	1.45	1.49	(0.02)	(0.26)	–	(0.28)	$10.49	16.14%	$108,083,342	1.07%	0.42%	1.10%	108.38%
Year Ended December 31, 2011(e)	$9.59	(0.02)	(0.29)	(0.31)	–	–	–	–	$9.28	(3.23)%	$114,643,648	1.10%	(0.20)%	1.10%	82.82%
Year Ended December 31, 2010(e)	$8.68	(0.01)	1.34	1.33	–	(0.39)	(0.03)	(0.42)	$9.59	15.36%	$131,434,049	1.14%	(0.09)%	1.14%	127.66%
Year Ended December 31, 2009(e)	$6.74	0.04	1.93	1.97	(0.03)	–	–	(0.03)	$8.68	29.35%	$166,476,068	1.14%	0.52%	1.14%	122.44%
Period Ended December 31, 2008(f)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	–	(0.02)	$6.74	(32.45)%	$652,992	1.12%	0.44%	1.24%	92.12%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.56	0.05	1.15	1.20	–	–	–	–	$11.76	11.36%	$1,131,716,781	0.66%	0.82%	0.69%	28.12%
Year Ended December 31, 2012(e)	$9.34	0.09	1.46	1.55	(0.07)	(0.26)	–	(0.33)	$10.56	16.63%	$1,030,008,765	0.67%	0.86%	0.70%	108.38%
Year Ended December 31, 2011(e)	$9.63	0.02	(0.29)	(0.27)	(0.02)	–	–	(0.02)	$9.34	(2.84)%	$850,885,246	0.70%	0.21%	0.70%	82.82%
Year Ended December 31, 2010(e)	$8.70	0.02	1.35	1.37	(0.02)	(0.39)	(0.03)	(0.44)	$9.63	15.74%	$715,030,071	0.73%	0.27%	0.73%	127.66%
Year Ended December 31, 2009(e)	$6.74	0.06	1.96	2.02	(0.06)	–	–	(0.06)	$8.70	30.07%	$285,373,595	0.75%	0.84%	0.75%	122.44%
Period Ended December 31, 2008(f)	$10.00	0.03	(3.26)	(3.23)	(0.03)	–	–	(0.03)	$6.74	(32.37)%	$92,696,160	0.75%	0.72%	0.86%	92.12%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When the fair value factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on the primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2/Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,291,488,938	$—	$—	$1,291,488,938
Mutual Fund	13,734,275	—	—	13,734,275
Repurchase Agreements	—	74,999,560	—	74,999,560
Total	$1,305,223,213	$74,999,560	$—	$1,380,222,773

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Fund’s loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$73,396,641
Collateral offsetting	74,999,560
Net Amount(1)	$1,602,919

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(e)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$74,999,560
Collateral offsetting	76,499,902
Net Amount(1)	$1,500,342

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Massachusetts Financial Services Company
Pyramis Global Advisors, LLC
Winslow Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.75% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $189,797, for which NFA shall not be entitled to later seek recoupment.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $201,773 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $2,256.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $128,649 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Prior to July 19, 2012, interest would have been charged at 1.25% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $355,393,356 and sales of $376,504,090 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $33,611 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,172,984,179	$226,512,518	$(19,273,924)	$207,238,594

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

26

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was below, and the Fund’s actual advisory fee rate was at, the respective medians of the Fund’s expense group (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year). The Trustees also noted that the Fund had achieved total return performance of its Class Y shares above the median of the funds in its performance universe for the three-year period ended September 30, 2012. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

27

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

28

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.

29

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None

30

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

31

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

32

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

33

NVIT Multi-Manager Large Cap Value Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

28	Supplemental Information

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCV (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Multi-Manager Large Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Multi-Manager Large Cap Value Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,175.00	4.31	0.80
	Hypothetical	[b]	1,000.00	1,020.83	4.01	0.80
Class II Shares	Actual		1,000.00	1,173.30	5.66	1.05
	Hypothetical	[b]	1,000.00	1,019.59	5.26	1.05
Class Y Shares	Actual		1,000.00	1,174.70	3.50	0.65
	Hypothetical	[b]	1,000.00	1,021.57	3.26	0.65

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Multi-Manager Large Cap Value Fund

June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	99.0%
Repurchase Agreements	1.4%
Mutual Fund	0.8%
Liabilities in excess of other assets	(1.2%)

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	11.8%
Insurance	8.0%
Diversified Financial Services	7.3%
Pharmaceuticals	7.3%
Commercial Banks	5.3%
Health Care Providers & Services	3.5%
Capital Markets	3.3%
Semiconductors & Semiconductor Equipment	3.1%
Media	3.0%
Communications Equipment	3.0%
Other Industries *	44.4%

100.0%

Top Holdings ††
JPMorgan Chase & Co.	3.2%
Pfizer, Inc.	2.5%
Wells Fargo & Co.	2.3%
MetLife, Inc.	2.1%
Cisco Systems, Inc.	2.1%
Chevron Corp.	1.9%
Citigroup, Inc.	2.0%
Occidental Petroleum Corp.	2.0%
Merck & Co., Inc.	2.0%
PNC Financial Services Group, Inc. (The)	1.7%
Other Holdings*	78.2%

100.0%

Top Countries ††
United States	91.6%
United Kingdom	1.5%
Switzerland	1.1%
Canada	0.9%
Netherlands	0.8%
Ireland	0.8%
Bermuda	0.7%
Italy	0.4%
Israel	0.4%
Panama	0.2%
Other Countries*	1.6%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.0%

	Shares	Market Value

AUSTRALIA 0.2%
Air Freight & Logistics 0.2%
Toll Holdings Ltd.	550,370	$2,663,726

BERMUDA 0.7%
Insurance 0.7%
Everest Re Group Ltd.	41,047	5,264,688
Validus Holdings Ltd.	149,850	5,412,582

		10,677,270

CANADA 1.0%
Metals & Mining 0.3%
Barrick Gold Corp.	247,400	3,894,076

Oil, Gas & Consumable Fuels 0.7%
Canadian Natural Resources Ltd.	373,100	10,543,806

		14,437,882

IRELAND 0.8%
Electrical Equipment 0.8%
Eaton Corp. PLC	175,930	11,577,953

ISRAEL 0.4%
Software 0.4%
Check Point Software Technologies Ltd.* (a)	108,400	5,385,312

ITALY 0.4%
Gas Utilities 0.4%
Snam SpA	1,434,743	6,532,879

NETHERLANDS 0.8%
Chemicals 0.8%
LyondellBasell Industries NV, Class A	179,370	11,885,056

PANAMA 0.2%
Airlines 0.2%
Copa Holdings SA, Class A	27,231	3,570,529

SWITZERLAND 1.1%
Capital Markets 0.5%
Julius Baer Group Ltd.*	193,914	7,568,153

Pharmaceuticals 0.6%
Roche Holding AG	38,717	9,609,457

		17,177,610

UNITED KINGDOM 1.5%
Auto Components 0.3%
Delphi Automotive PLC	80,390	4,074,969

Tobacco 0.8%
Imperial Tobacco Group PLC	343,355	11,905,705

Wireless Telecommunication Services 0.4%
Vodafone Group PLC	2,234,443	6,403,194

		22,383,868

Common Stocks (continued)

	Shares	Market Value

UNITED STATES 91.9%
Aerospace & Defense 1.2%
Boeing Co. (The)	35,100	$3,595,644
Esterline Technologies Corp.*	3,400	245,786
Honeywell International, Inc.	89,880	7,131,079
Lockheed Martin Corp.	61,220	6,639,921
Textron, Inc.	38,700	1,008,135

		18,620,565

Air Freight & Logistics 1.0%
FedEx Corp.	61,440	6,056,755
United Parcel Service, Inc., Class B	104,000	8,993,920

		15,050,675

Airlines 0.3%
Delta Air Lines, Inc.*	229,000	4,284,590

Auto Components 0.4%
Johnson Controls, Inc.	175,190	6,270,050

Automobiles 1.1%
Ford Motor Co.	446,100	6,901,167
General Motors Co.*	299,870	9,988,670

		16,889,837

Beverages 1.1%
Coca-Cola Enterprises, Inc. (a)	183,080	6,437,093
Molson Coors Brewing Co., Class B	142,900	6,839,194
PepsiCo, Inc.	39,900	3,263,421

		16,539,708

Capital Markets 2.9%
Ameriprise Financial, Inc.	119,988	9,704,629
Goldman Sachs Group, Inc. (The)	110,222	16,671,078
Invesco Ltd.	75,840	2,411,712
LPL Financial Holdings, Inc.	167,800	6,336,128
Morgan Stanley	135,310	3,305,623
TD Ameritrade Holding Corp. (a)	215,990	5,246,397

		43,675,567

Chemicals 1.3%
Cabot Corp.	259,200	9,699,264
Celanese Corp. Series A	67,300	3,015,040
CF Industries Holdings, Inc.	20,340	3,488,310
Mosaic Co. (The)	75,900	4,084,179

		20,286,793

Commercial Banks 5.4%
Comerica, Inc.	139,250	5,546,328
Fifth Third Bancorp	438,130	7,908,247
PNC Financial Services Group, Inc. (The)	348,270	25,395,847
SunTrust Banks, Inc.	196,890	6,215,817
Wells Fargo & Co.	893,850	36,889,189

		81,955,428

Commercial Services & Supplies 0.1%
Pitney Bowes, Inc. (a)	153,930	2,259,692

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Communications Equipment 3.0%
Cisco Systems, Inc.	1,292,470	$31,419,946
Harris Corp.	42,400	2,088,200
Juniper Networks, Inc.*	333,200	6,434,092
QUALCOMM, Inc.	99,990	6,107,389

		46,049,627

Computers & Peripherals 2.3%
EMC Corp.	691,110	16,324,018
Hewlett-Packard Co.	363,990	9,026,952
SanDisk Corp.*	93,130	5,690,243
Western Digital Corp.	64,440	4,001,080

		35,042,293

Construction & Engineering 0.7%
KBR, Inc.	245,400	7,975,500
URS Corp.	68,240	3,222,293

		11,197,793

Consumer Finance 0.8%
Capital One Financial Corp.	40,040	2,514,912
Discover Financial Services	206,670	9,845,759

		12,360,671

Containers & Packaging 0.5%
Crown Holdings, Inc.*	45,030	1,852,084
Packaging Corp. of America	103,870	5,085,475

		6,937,559

Diversified Consumer Services 0.3%
DeVry, Inc. (a)	128,600	3,989,172

Diversified Financial Services 7.4%
Bank of America Corp.	1,381,730	17,769,048
Citigroup, Inc.	641,090	30,753,087
ING US, Inc.*	132,024	3,572,569
JPMorgan Chase & Co.	963,900	50,884,281
Moody’s Corp.	38,600	2,351,898
NASDAQ OMX Group, Inc. (The)	229,757	7,533,732

		112,864,615

Diversified Telecommunication Services 0.6%
AT&T, Inc.	192,250	6,805,650
Frontier Communications Corp. (a)	394,030	1,595,822

		8,401,472

Electric Utilities 2.2%
American Electric Power Co., Inc.	58,470	2,618,287
Edison International	113,200	5,451,712
Entergy Corp.	146,400	10,201,152
NextEra Energy, Inc.	30,140	2,455,807
NV Energy, Inc.	173,640	4,073,594
Xcel Energy, Inc.	289,800	8,212,932

		33,013,484

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.*	98,700	$3,933,195
Corning, Inc.	175,050	2,490,962

		6,424,157

Energy Equipment & Services 2.5%
Baker Hughes, Inc.	143,100	6,601,203
Cameron International Corp.*	86,820	5,309,911
Halliburton Co.	306,600	12,791,352
National Oilwell Varco, Inc.	194,570	13,405,873

		38,108,339

Food & Staples Retailing 1.3%
CVS Caremark Corp.	248,690	14,220,095
Kroger Co. (The)	97,360	3,362,814
Walgreen Co.	61,970	2,739,074

		20,321,983

Food Products 1.3%
Archer-Daniels-Midland Co.	85,100	2,885,741
ConAgra Foods, Inc.	197,860	6,911,250
Ingredion, Inc.	39,490	2,591,334
Kraft Foods Group, Inc.	43,070	2,406,321
Tyson Foods, Inc., Class A	187,880	4,824,758

		19,619,404

Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	61,130	4,234,475
Medtronic, Inc.	137,300	7,066,831
St. Jude Medical, Inc.	148,090	6,757,347

		18,058,653

Health Care Providers & Services 3.6%
Aetna, Inc.	263,720	16,756,768
AmerisourceBergen Corp.	96,250	5,373,638
Cigna Corp.	87,730	6,359,548
McKesson Corp.	51,480	5,894,460
UnitedHealth Group, Inc.	212,900	13,940,692
WellPoint, Inc.	71,740	5,871,202

		54,196,308

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	139,380	4,779,340
Royal Caribbean Cruises Ltd.	91,520	3,051,277
Wyndham Worldwide Corp.	84,000	4,807,320

		12,637,937

Household Durables 0.3%
Newell Rubbermaid, Inc.	130,280	3,419,850
PulteGroup, Inc.*	48,500	920,045

		4,339,895

Household Products 0.4%
Procter & Gamble Co. (The)	86,930	6,692,741

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Independent Power Producers & Energy Traders 1.2%
AES Corp. (The)	452,230	$5,422,238
NRG Energy, Inc.	465,660	12,433,122

		17,855,360

Industrial Conglomerates 1.4%
General Electric Co.	904,930	20,985,327

Information Technology Services 0.9%
Booz Allen Hamilton Holding Corp.	402,600	6,997,188
Computer Sciences Corp.	52,100	2,280,417
Western Union Co. (The)	295,500	5,056,005

		14,333,610

Insurance 7.4%
American International Group, Inc.*	563,480	25,187,555
Berkshire Hathaway, Inc., Class B*	56,949	6,373,732
Chubb Corp. (The)	93,650	7,927,473
Hartford Financial Services Group, Inc.	156,820	4,848,874
MetLife, Inc.	701,510	32,101,097
Principal Financial Group, Inc.	144,800	5,422,760
Prudential Financial, Inc.	158,020	11,540,201
Reinsurance Group of America, Inc.	164,300	11,354,773
Travelers Cos., Inc. (The)	37,650	3,008,988
Unum Group	150,500	4,420,185

		112,185,638

Internet Software & Services 0.6%
AOL, Inc.*	62,370	2,275,258
Google, Inc., Class A*	5,360	4,718,783
Yahoo!, Inc.*	102,170	2,565,489

		9,559,530

Leisure Equipment & Products 0.1%
Mattel, Inc.	40,700	1,844,117

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	103,900	4,442,764
Thermo Fisher Scientific, Inc.	84,200	7,125,846

		11,568,610

Machinery 1.3%
Cummins, Inc.	77,982	8,457,928
Dover Corp.	72,100	5,599,286
PACCAR, Inc.	46,300	2,484,458
Stanley Black & Decker, Inc.	45,250	3,497,825

		20,039,497

Media 3.1%
Comcast Corp., Class A	142,620	5,972,926
Interpublic Group of Cos., Inc. (The)	141,510	2,058,971
News Corp., Class A	109,920	3,583,392
Omnicom Group, Inc.	37,070	2,330,591
Time Warner Cable, Inc.	60,360	6,789,293
Time Warner, Inc.	130,610	7,551,870

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Media (continued)
Viacom, Inc., Class B	118,790	$8,083,660
Walt Disney Co. (The)	159,120	10,048,427

		46,419,130

Metals & Mining 0.5%
Reliance Steel & Aluminum Co.	127,200	8,339,232

Multiline Retail 1.5%
Kohl’s Corp.	131,940	6,664,289
Macy’s, Inc.	202,380	9,714,240
Nordstrom, Inc.	102,500	6,143,850

		22,522,379

Multi-Utilities 0.4%
Alliant Energy Corp.	39,620	1,997,640
Sempra Energy	41,660	3,406,122

		5,403,762

Oil, Gas & Consumable Fuels 11.4%
Anadarko Petroleum Corp.	184,600	15,862,678
Apache Corp.	55,890	4,685,259
Chevron Corp.	265,165	31,379,625
Cobalt International Energy, Inc.*	497,100	13,207,947
EOG Resources, Inc.	18,240	2,401,843
Exxon Mobil Corp.	253,630	22,915,471
Marathon Oil Corp.	81,540	2,819,653
Marathon Petroleum Corp.	80,130	5,694,038
Newfield Exploration Co. *	179,400	4,285,866
Occidental Petroleum Corp.	342,460	30,557,705
Phillips 66	60,770	3,579,961
Pioneer Natural Resources Co.	40,600	5,876,850
QEP Resources, Inc.	317,600	8,822,928
SM Energy Co.	50,230	3,012,795
Southwestern Energy Co.*	326,500	11,927,045
Valero Energy Corp.	118,150	4,108,076

		171,137,740

Paper & Forest Products 0.4%
International Paper Co.	131,050	5,806,826

Personal Products 0.4%
Avon Products, Inc.	106,950	2,249,159
Nu Skin Enterprises, Inc., Class A	72,900	4,455,648

		6,704,807

Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	199,350	8,908,952
Eli Lilly & Co.	134,070	6,585,518
Johnson & Johnson	177,523	15,242,125
Merck & Co., Inc.	650,370	30,209,686
Pfizer, Inc.	1,389,409	38,917,345
Zoetis, Inc.	75,661	2,337,178

		102,200,804

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Real Estate Investment Trusts (REITs) 3.0%
AvalonBay Communities, Inc.	60,000	$8,094,599
Boston Properties, Inc.	60,000	6,328,200
Equity Lifestyle Properties, Inc.	94,000	7,387,460
Federal Realty Investment Trust	33,620	3,485,722
Hatteras Financial Corp.	183,500	4,521,440
Public Storage	13,530	2,074,555
Simon Property Group, Inc.	23,830	3,763,234
Vornado Realty Trust	33,540	2,778,789
Weyerhaeuser Co.	265,840	7,573,782

		46,007,781

Road & Rail 0.4%
Norfolk Southern Corp.	70,400	5,114,560
Union Pacific Corp.	10,406	1,605,438

		6,719,998

Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	305,770	4,559,031
Intel Corp.	557,230	13,496,110
Micron Technology, Inc.*	214,450	3,073,069
Skyworks Solutions, Inc.* (a)	263,400	5,765,826
Teradyne, Inc.* (a)	448,000	7,871,360
Texas Instruments, Inc.	281,310	9,809,279
Xilinx, Inc.	59,480	2,356,003

		46,930,678

Software 1.2%
Activision Blizzard, Inc.	899,620	12,828,581
Oracle Corp.	152,350	4,680,192

		17,508,773

Specialty Retail 0.6%
Best Buy Co., Inc.	153,470	4,194,335
GNC Holdings, Inc., Class A (a)	100,500	4,443,105

		8,637,440

Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.	29,160	3,646,458

Tobacco 0.3%
Lorillard, Inc.	95,840	4,186,291

Trading Companies & Distributors 0.4%
WESCO International, Inc.*	100,300	6,816,388

Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*	146,965	3,646,202

		1,397,095,386

Total Common Stocks (cost $1,284,921,055)		1,503,387,471

Mutual Fund 0.8%

	Shares	Market Value

Money Market Fund 0.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (b)	12,112,627	$12,112,627

Total Mutual Fund (cost $12,112,627)		12,112,627

Repurchase Agreements 1.4%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 7/01/13, repurchase price $15,000,150, collateralized by U.S. Government Agency Securities ranging from 0.00% — 7.25%, maturing 07/01/13 — 07/17/37; total market value $15,300,023. (c)	$15,000,000	15,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 7/01/13, repurchase price $5,750,813, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 —05/04/37; total market value $5,865,827. (c)	5,750,761	5,750,761

Total Repurchase Agreements (cost $20,750,761)		20,750,761

Total Investments (cost $1,317,784,443) (d) — 101.2%		1,536,250,859

Liabilities in excess of other assets — (1.2)%		(17,553,724)

NET ASSETS — 100.0%		$1,518,697,135

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $20,009,709.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $20,750,761.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

AG	Stock Corporation

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Multi- Manager Large Cap Value Fund
Assets:
Investments, at value* (cost $1,297,033,682)	$1,515,500,098
Repurchase agreements, at value and cost	20,750,761

Total Investments	1,536,250,859

Dividends receivable	2,066,363
Security lending income receivable	10,198
Receivable for investments sold	5,144,701
Receivable for capital shares issued	605,403
Reclaims receivable	238,233
Prepaid expenses	12,259

Total Assets	1,544,328,016

Liabilities:
Payable for investments purchased	3,557,804
Payable for capital shares redeemed	464,547
Payable upon return of securities loaned (Note 2)	20,750,761
Accrued expenses and other payables:
Investment advisory fees	750,444
Fund administration fees	37,518
Distribution fees	13,141
Administrative servicing fees	11,627
Accounting and transfer agent fees	3,931
Trustee fees	419
Custodian fees	7,885
Compliance program costs (Note 3)	1,275
Professional fees	13,570
Printing fees	17,615
Other	344

Total Liabilities	25,630,881

Net Assets	$1,518,697,135

Represented by:
Capital	$1,125,228,246
Accumulated undistributed net investment income	16,674,873
Accumulated net realized gains from investment and foreign currency transactions	158,335,402
Net unrealized appreciation/(depreciation) from investments	218,466,416
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(7,802)

Net Assets	$1,518,697,135

Net Assets:
Class I Shares	$26,657,592
Class II Shares	64,563,561
Class Y Shares	1,427,475,982

Total	$1,518,697,135

*	Includes value of securities on loan of $20,009,709 (Note 2).

12

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Multi- Manager Large Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,421,122
Class II Shares	5,887,487
Class Y Shares	129,378,525

Total	137,687,134

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.01
Class II Shares	$10.97
Class Y Shares	$11.03

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Multi- Manager Large Cap Value Fund
INVESTMENT INCOME:
Dividend income	$16,277,940
Income from securities lending (Note 2)	60,665
Foreign tax withholding	(146,234)

Total Income	16,192,371

EXPENSES:
Investment advisory fees	4,723,759
Fund administration fees	229,756
Distribution fees Class II Shares	74,618
Administrative servicing fees Class I Shares	19,118
Administrative servicing fees Class II Shares	44,771
Professional fees	33,608
Printing fees	10,957
Trustee fees	30,136
Custodian fees	26,157
Accounting and transfer agent fees	849
Compliance program costs (Note 3)	2,624
Other	22,945

Total expenses before earnings credit and fees waived	5,219,298

Earnings credit (Note 4)	(38)
Investment advisory fees waived (Note 3)	(263,954)

Net Expenses	4,955,306

NET INVESTMENT INCOME	11,237,065

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	93,967,001
Net realized losses from foreign currency transactions (Note 2)	(26,401)

Net realized gains from investment and foreign currency transactions	93,940,600

Net change in unrealized appreciation/(depreciation) from investments	132,755,858
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(10,994)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	132,744,864

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	226,685,464

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$237,922,529

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$11,237,065	$24,778,003
Net realized gains from investment and foreign currency transactions	93,940,600	94,658,825
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	132,744,864	89,663,415

Change in net assets resulting from operations	237,922,529	209,100,243

Distributions to Shareholders From:
Net investment income:
Class I	–	(320,463)
Class II	–	(623,718)
Class Y	–	(18,716,442)

Change in net assets from shareholder distributions	–	(19,660,623)

Change in net assets from capital transactions	(98,717,476)	64,785,013

Change in net assets	139,205,053	254,224,633

Net Assets:
Beginning of period	1,379,492,082	1,125,267,449

End of period	$1,518,697,135	$1,379,492,082

Accumulated undistributed net investment income at end of period	$16,674,873	$5,437,808

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,068,415	$3,128,063
Dividends reinvested	–	320,463
Cost of shares redeemed	(4,910,627)	(6,139,673)

Total Class I Shares	(1,842,212)	(2,691,147)

Class II Shares
Proceeds from shares issued	5,691,222	8,913,127
Dividends reinvested	–	623,718
Cost of shares redeemed	(5,894,600)	(10,367,912)

Total Class II Shares	(203,378)	(831,067)

Class Y Shares
Proceeds from shares issued	25,260,437	133,142,386
Dividends reinvested	–	18,716,442
Cost of shares redeemed	(121,932,323)	(83,551,601)

Total Class Y Shares	(96,671,886)	68,307,227

Change in net assets from capital transactions	$(98,717,476)	$64,785,013

15

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	288,639	345,012
Reinvested	–	34,720
Redeemed	(476,368)	(693,290)

Total Class I Shares	(187,729)	(313,558)

Class II Shares
Issued	537,547	1,000,580
Reinvested	–	67,795
Redeemed	(579,578)	(1,164,131)

Total Class II Shares	(42,031)	(95,756)

Class Y Shares
Issued	2,457,605	15,169,661
Reinvested	–	2,025,589
Redeemed	(11,530,281)	(9,261,455)

Total Class Y Shares	(9,072,676)	7,933,795

Total change in shares	(9,302,436)	7,524,481

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.37	0.07	1.57	1.64	–	–	–	$11.01	17.50%	$26,657,592	0.80%	1.37%	0.83%	34.26%
Year Ended December 31, 2012(e)	$8.06	0.16	1.27	1.43	(0.12)	–	(0.12)	$9.37	17.81%	$24,456,461	0.81%	1.78%	0.84%	100.78%
Year Ended December 31, 2011(e)	$8.98	0.11	(0.63)	(0.52)	(0.10)	(0.30)	(0.40)	$8.06	(5.83)%	$23,554,161	0.84%	1.21%	0.84%	81.38%
Year Ended December 31, 2010(e)	$8.35	0.08	1.00	1.08	(0.06)	(0.39)	(0.45)	$8.98	13.05%	$32,095,261	0.88%	0.98%	0.88%	107.33%
Year Ended December 31, 2009(e)	$6.62	0.10	1.71	1.81	(0.08)	–	(0.08)	$8.35	27.59%	$6,982,599	0.89%	1.28%	0.89%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.07	(3.38)	(3.31)	(0.07)	–	(0.07)	$6.62	(33.19)%	$368,717	0.87%	1.81%	0.99%	72.96%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.35	0.06	1.56	1.62	–	–	–	$10.97	17.33%	$64,563,561	1.05%	1.13%	1.08%	34.26%
Year Ended December 31, 2012(e)	$8.04	0.14	1.27	1.41	(0.10)	–	(0.10)	$9.35	17.59%	$55,429,721	1.06%	1.55%	1.09%	100.78%
Year Ended December 31, 2011(e)	$8.96	0.08	(0.62)	(0.54)	(0.08)	(0.30)	(0.38)	$8.04	(6.09)%	$48,441,288	1.10%	0.96%	1.10%	81.38%
Year Ended December 31, 2010(e)	$8.34	0.05	1.01	1.06	(0.05)	(0.39)	(0.44)	$8.96	12.75%	$51,567,612	1.13%	0.64%	1.13%	107.33%
Year Ended December 31, 2009(e)	$6.61	0.08	1.72	1.80	(0.07)	–	(0.07)	$8.34	27.41%	$49,508,983	1.14%	1.04%	1.14%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.06	(3.38)	(3.32)	(0.07)	–	(0.07)	$6.61	(33.34)%	$3,488,798	1.16%	1.38%	1.26%	72.96%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.39	0.08	1.56	1.64	–	–	–	$11.03	17.47%	$1,427,475,982	0.65%	1.52%	0.68%	34.26%
Year Ended December 31, 2012(e)	$8.07	0.17	1.29	1.46	(0.14)	–	(0.14)	$9.39	18.09%	$1,299,605,900	0.66%	1.95%	0.69%	100.78%
Year Ended December 31, 2011(e)	$8.99	0.13	(0.64)	(0.51)	(0.11)	(0.30)	(0.41)	$8.07	(5.69)%	$1,053,272,000	0.70%	1.44%	0.70%	81.38%
Year Ended December 31, 2010(e)	$8.35	0.09	1.01	1.10	(0.07)	(0.39)	(0.46)	$8.99	13.29%	$719,851,866	0.73%	1.06%	0.73%	107.33%
Year Ended December 31, 2009(e)	$6.62	0.11	1.71	1.82	(0.09)	–	(0.09)	$8.35	27.77%	$285,142,120	0.74%	1.50%	0.74%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.08	(3.38)	(3.30)	(0.08)	–	(0.08)	$6.62	(33.16)%	$93,079,713	0.77%	1.66%	0.87%	72.96%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$18,620,565	$—	$—	$18,620,565
Air Freight & Logistics	15,050,675	2,663,726	—	17,714,401
Airlines	7,855,119	—	—	7,855,119
Auto Components	10,345,019	—	—	10,345,019
Automobiles	16,889,837	—	—	16,889,837
Beverages	16,539,708	—	—	16,539,708
Capital Markets	43,675,567	7,568,153	—	51,243,720
Chemicals	32,171,849	—	—	32,171,849
Commercial Banks	81,955,428	—	—	81,955,428
Commercial Services & Supplies	2,259,692	—	—	2,259,692
Communications Equipment	46,049,627	—	—	46,049,627
Computers & Peripherals	35,042,293	—	—	35,042,293
Construction & Engineering	11,197,793	—	—	11,197,793
Consumer Finance	12,360,671	—	—	12,360,671
Containers & Packaging	6,937,559	—	—	6,937,559
Diversified Consumer Services	3,989,172	—	—	3,989,172
Diversified Financial Services	112,864,615	—	—	112,864,615
Diversified Telecommunication Services	8,401,472	—	—	8,401,472
Electric Utilities	33,013,484	—	—	33,013,484
Electrical Equipment	11,577,953	—	—	11,577,953
Electronic Equipment, Instruments & Components	6,424,157	—	—	6,424,157
Energy Equipment & Services	38,108,339	—	—	38,108,339
Food & Staples Retailing	20,321,983	—	—	20,321,983
Food Products	19,619,404	—	—	19,619,404
Gas Utilities	—	6,532,879	—	6,532,879
Health Care Equipment & Supplies	18,058,653	—	—	18,058,653
Health Care Providers & Services	54,196,308	—	—	54,196,308
Hotels, Restaurants & Leisure	12,637,937	—	—	12,637,937
Household Durables	4,339,895	—	—	4,339,895
Household Products	6,692,741	—	—	6,692,741
Independent Power Producers & Energy Traders	17,855,360	—	—	17,855,360
Industrial Conglomerates	20,985,327	—	—	20,985,327
Information Technology Services	14,333,610	—	—	14,333,610
Insurance	122,862,908	—	—	122,862,908
Internet Software & Services	9,559,530	—	—	9,559,530
Leisure Equipment & Products	1,844,117	—	—	1,844,117
Life Sciences Tools & Services	11,568,610	—	—	11,568,610
Machinery	20,039,497	—	—	20,039,497
Media	46,419,130	—	—	46,419,130
Metals & Mining	12,233,308	—	—	12,233,308
Multiline Retail	22,522,379	—	—	22,522,379
Multi-Utilities	5,403,762	—	—	5,403,762
Oil, Gas & Consumable Fuels	181,681,546	—	—	181,681,546
Paper & Forest Products	5,806,826	—	—	5,806,826
Personal Products	6,704,807	—	—	6,704,807
Pharmaceuticals	102,200,804	9,609,457	—	111,810,261
Real Estate Investment Trusts (REITs)	46,007,781	—	—	46,007,781
Road & Rail	6,719,998	—	—	6,719,998

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$46,930,678	$—	$—	$46,930,678
Software	22,894,085	—	—	22,894,085
Specialty Retail	8,637,440	—	—	8,637,440
Textiles, Apparel & Luxury Goods	3,646,458	—	—	3,646,458
Tobacco	4,186,291	11,905,705	—	16,091,996
Trading Companies & Distributors	6,816,388	—	—	6,816,388
Wireless Telecommunication Services	3,646,202	6,403,194	—	10,049,396
Total Common Stocks	$1,458,704,357	$44,683,114	$—	$1,503,387,471
Mutual Fund	12,112,627	—	—	12,112,627
Repurchase Agreements	—	20,750,761	—	20,750,761
Total	$1,470,816,984	$65,433,875	$—	$1,536,250,859

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Funds’ loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$20,009,709
Collateral offsetting	20,750,761
Net Amount(1)	$741,052

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(e)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$20,750,761
Collateral offsetting	21,165,850
Net Amount(1)	$415,089

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Wellington Management Company, LLP
The Boston Company Asset Management, LLC
Massachusetts Financial Services Company

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.77% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $263,954, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider fee for these services.

Under terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $229,756 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $2,624.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $63,889 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $505,851,540 and sales of $591,795,563 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its

26

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $78,669 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,327,166,478	$224,290,354	$(15,205,973)	$209,084,381

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

27

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

28

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the Fund’s respective expense group medians. The Trustees also considered that the Fund’s Class Y shares had achieved a level of total return performance below the median of the Fund’s peers for the three-year period ended September 30, 2012. They noted that management attributed the Fund’s underperformance primarily to the underperformance of a previous sub-adviser to the Fund. The Trustees considered that, in March 2012,

29

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

Massachusetts Financial Services Company replaced the previous sub-adviser to the Fund, and that, according to management, the Fund’s results have since stabilized and the Fund now ranks in the 39th percentile of Morningstar’s Large Cap Value peer group for the one-year period ended September 30, 2012.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

30

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

31

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.

32

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

33

Management Information

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

34

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

35

NVIT Multi-Manager Mid Cap Growth Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

25	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCG (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE

RESULTS. Current performance may be higher or

lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Multi-Manager Mid Cap Growth Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,153.20	4.59	0.86
	Hypothetical	[b]	1,000.00	1,020.53	4.31	0.86
Class II Shares	Actual		1,000.00	1,151.40	5.92	1.11
	Hypothetical	[b]	1,000.00	1,019.29	5.56	1.11
Class Y Shares	Actual		1,000.00	1,152.50	4.22	0.79
	Hypothetical	[b]	1,000.00	1,020.88	3.96	0.79

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary June 30, 2013 (Unaudited)	NVIT Multi-Manager Mid Cap Growth Fund

Asset Allocation†
Common Stocks	99.8%
Repurchase Agreements	11.2%
Mutual Fund	1.0%
Liabilities in excess of other assets ††	(12.0)%

100.0%

Top Industries †††
Software	7.9%
Specialty Retail	7.4%
Biotechnology	5.0%
Machinery	4.0%
Textiles, Apparel & Luxury Goods	3.7%
Professional Services	3.4%
Road & Rail	3.3%
Oil, Gas & Consumable Fuels	3.1%
Internet Software & Services	2.6%
Information Technology Services	2.5%
Other Industries *	57.1%

100.0%

Top Holdings †††
SBA Communications Corp., Class A	1.6%
AMC Networks, Inc., Class A	1.4%
Affiliated Managers Group, Inc.	1.4%
Alliance Data Systems Corp.	1.4%
Verisk Analytics, Inc., Class A	1.5%
IntercontinentalExchange, Inc.	1.3%
Fortune Brands Home & Security, Inc.	1.3%
PVH Corp.	1.1%
Hertz Global Holdings, Inc.	1.1%
Kansas City Southern	1.1%
Other Holdings *	86.8%

100.0%

Top Countries †††
United States	86.6%
Panama	0.8%
Canada	0.6%
Singapore	0.6%
Argentina	0.5%
Ireland	0.4%
Netherlands	0.3%
Hong Kong	0.2%
Other Countries*	10.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Please refer to Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 99.8%

	Shares	Market Value

ARGENTINA 0.5%
Internet Software & Services 0.5%
MercadoLibre, Inc.(a)	41,800	$4,504,368

CANADA 0.7%
Road & Rail 0.5%
Canadian Pacific Railway Ltd.(a)	31,400	3,811,332

Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica, Inc.*(a)	27,500	1,801,800

		5,613,132

HONG KONG 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Michael Kors Holdings Ltd.*	27,500	1,705,550

IRELAND 0.5%
Biotechnology 0.3%
Alkermes PLC*(a)	80,800	2,317,344

Life Sciences Tools & Services 0.2%
ICON PLC*(a)	47,500	1,682,925

		4,000,269

NETHERLANDS 0.3%
Energy Equipment & Services 0.3%
Core Laboratories NV(a)	19,400	2,942,204

PANAMA 0.9%
Airlines 0.9%
Copa Holdings SA, Class A	58,600	7,683,632

SINGAPORE 0.7%
Semiconductors & Semiconductor Equipment 0.7%
Avago Technologies Ltd.	150,000	5,607,000

UNITED STATES 96.0%
Aerospace & Defense 2.8%
B/E Aerospace, Inc.*	86,200	5,437,496
DigitalGlobe, Inc.*	169,944	5,269,963
TransDigm Group, Inc.	47,500	7,446,575
Triumph Group, Inc.	69,200	5,477,180

		23,631,214

Airlines 0.6%
Allegiant Travel Co.	48,872	5,179,943

Auto Components 0.4%
BorgWarner, Inc.*	42,700	3,678,605

Beverages 1.8%
Beam, Inc.	64,000	4,039,040
Constellation Brands, Inc., Class A*	160,100	8,344,412
Monster Beverage Corp.*	43,500	2,643,495

		15,026,947

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Biotechnology 5.3%
Achillion Pharmaceuticals, Inc.*	233,700	$1,911,666
Alexion Pharmaceuticals, Inc.*	45,000	4,150,800
Alnylam Pharmaceuticals, Inc.*	90,500	2,806,405
ARIAD Pharmaceuticals, Inc.*(a)	125,700	2,198,493
BioMarin Pharmaceutical, Inc.*	127,352	7,104,968
Cepheid, Inc.*(a)	230,067	7,918,906
Cubist Pharmaceuticals, Inc.*	117,558	5,678,051
Isis Pharmaceuticals, Inc.*	85,555	2,298,863
Onyx Pharmaceuticals, Inc.*	101,200	8,786,184
Orexigen Therapeutics, Inc.*	37,488	219,305
Synageva BioPharma Corp.*	21,200	890,400
Theravance, Inc.*(a)	51,600	1,988,148

		45,952,189

Building Products 1.9%
Fortune Brands Home & Security, Inc.	302,300	11,711,102
Owens Corning, Inc.*	106,600	4,165,928

		15,877,030

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	82,600	13,541,444
Raymond James Financial, Inc.	91,900	3,949,862

		17,491,306

Chemicals 2.0%
Airgas, Inc.	109,451	10,448,192
Ashland, Inc.	25,000	2,087,500
W.R. Grace & Co.*	48,893	4,108,968

		16,644,660

Commercial Banks 0.9%
SVB Financial Group*	22,500	1,874,700
Texas Capital Bancshares, Inc.*(a)	123,000	5,456,280

		7,330,980

Commercial Services & Supplies 1.6%
Clean Harbors, Inc.*	112,600	5,689,678
Stericycle, Inc.*	73,700	8,138,691

		13,828,369

Computers & Peripherals 0.5%
Stratasys Ltd.*(a)	52,550	4,400,537

Construction & Engineering 0.7%
Quanta Services, Inc.*	212,900	5,633,334

Construction Materials 0.5%
Headwaters, Inc.*	453,719	4,010,876

Containers & Packaging 0.5%
Packaging Corp. of America	83,500	4,088,160

Distributors 0.8%
LKQ Corp.*	261,578	6,735,634

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Diversified Financial Services 1.5%
IntercontinentalExchange, Inc.*(a)	72,372	$12,864,847

Electrical Equipment 2.0%
AMETEK, Inc.	171,750	7,265,025
Generac Holdings, Inc.(a)	53,200	1,968,932
Roper Industries, Inc.	59,900	7,440,778

		16,674,735

Electronic Equipment, Instruments & Components 2.6%
Amphenol Corp., Class A	27,500	2,143,350
CDW Corp.*	116,600	2,171,092
FEI Co.	78,300	5,715,117
IPG Photonics Corp.(a)	107,800	6,546,694
Trimble Navigation Ltd.*	200,000	5,202,000

		21,778,253

Energy Equipment & Services 0.8%
Cameron International Corp.*	53,200	3,253,712
Oceaneering International, Inc.	43,500	3,140,700

		6,394,412

Food & Staples Retailing 1.0%
PriceSmart, Inc.(a)	46,900	4,109,847
Whole Foods Market, Inc.	89,000	4,581,720

		8,691,567

Food Products 2.0%
Annie’s, Inc.*	134,403	5,744,384
Boulder Brands, Inc.*	191,600	2,308,780
Green Mountain Coffee Roasters, Inc.*(a)	88,500	6,642,810
J.M. Smucker Co. (The)	22,500	2,320,875

		17,016,849

Health Care Equipment & Supplies 2.0%
Cooper Cos., Inc. (The)	36,300	4,321,515
HeartWare International, Inc.*(a)	24,300	2,311,173
Sirona Dental Systems, Inc.*	58,700	3,867,156
Thoratec Corp.*	58,768	1,840,026
Wright Medical Group, Inc.*	170,374	4,465,503

		16,805,373

Health Care Providers & Services 2.4%
Catamaran Corp.*	115,000	5,602,800
Community Health Systems, Inc.	48,300	2,264,304
DaVita HealthCare Partners, Inc.*	36,300	4,385,040
Team Health Holdings, Inc.*	209,200	8,591,844

		20,843,988

Health Care Technology 1.1%
athenahealth, Inc.*(a)	22,099	1,872,227
Cerner Corp.*	75,000	7,206,750

		9,078,977

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Hotels, Restaurants & Leisure 2.1%
Buffalo Wild Wings, Inc.*	37,700	$3,700,632
Panera Bread Co., Class A*(a)	53,852	10,013,241
Starwood Hotels & Resorts Worldwide, Inc.	60,000	3,791,400

		17,505,273

Household Products 0.6%
Church & Dwight Co., Inc.	81,800	5,047,878

Information Technology Services 2.8%
Alliance Data Systems Corp.*(a)	73,700	13,341,911
Vantiv, Inc., Class A*(a)	376,816	10,400,122

		23,742,033

Internet & Catalog Retail 1.3%
Expedia, Inc.	114,100	6,863,115
Netflix, Inc.*	18,100	3,820,729

		10,683,844

Internet Software & Services 2.3%
Angie’s List, Inc.*(a)	148,260	3,936,303
Cornerstone OnDemand, Inc.*	111,400	4,822,506
CoStar Group, Inc.*	49,900	6,440,593
Gogo, Inc.*(a)	130,057	1,816,896
Zillow, Inc., Class A*(a)	49,000	2,758,700

		19,774,998

Leisure Equipment & Products 0.5%
LeapFrog Enterprises, Inc.*(a)	465,482	4,580,343

Life Sciences Tools & Services 1.3%
Bruker Corp.*	299,503	4,836,973
Illumina, Inc.*(a)	86,500	6,473,660

		11,310,633

Machinery 4.4%
Chart Industries, Inc.*(a)	89,000	8,374,010
Colfax Corp.*	93,159	4,854,515
Graco, Inc.	110,300	6,972,063
Nordson Corp.	84,600	5,863,626
Pall Corp.	60,000	3,985,800
Proto Labs, Inc.*	11,076	719,608
Wabtec Corp.	136,200	7,277,166

		38,046,788

Media 2.0%
AMC Networks, Inc., Class A*	208,800	13,657,608
Discovery Communications, Inc., Class A*	48,800	3,767,848

		17,425,456

Multiline Retail 0.6%
Dollar Tree, Inc.*	94,300	4,794,212

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels 3.4%
Cabot Oil & Gas Corp.	70,000	$4,971,400
Concho Resources, Inc.*	35,000	2,930,200
Denbury Resources, Inc.*	176,500	3,056,980
Gulfport Energy Corp.*	159,162	7,491,755
Oasis Petroleum, Inc.*	167,600	6,514,612
PDC Energy, Inc.*	82,900	4,267,692

		29,232,639

Pharmaceuticals 1.4%
Actavis, Inc.*	27,500	3,471,050
Perrigo Co.	36,800	4,452,800
Santarus, Inc.*	171,106	3,601,781

		11,525,631

Professional Services 3.7%
Advisory Board Co. (The)*	181,200	9,902,580
Towers Watson & Co., Class A	110,400	9,046,176
Verisk Analytics, Inc., Class A*	221,655	13,232,804

		32,181,560

Real Estate Management & Development 1.6%
CBRE Group, Inc., Class A*	275,800	6,442,688
Jones Lang LaSalle, Inc.	59,800	5,450,172
Realogy Holdings Corp.*	30,000	1,441,200

		13,334,060

Road & Rail 3.3%
Hertz Global Holdings, Inc.*(a)	432,018	10,714,046
J.B. Hunt Transport Services, Inc.	90,000	6,501,600
Kansas City Southern	99,500	10,543,020

		27,758,666

Semiconductors & Semiconductor Equipment 1.3%
Cavium, Inc.*(a)	228,800	8,092,656
Microchip Technology, Inc.(a)	90,000	3,352,500

		11,445,156

Software 8.8%
ACI Worldwide, Inc.*	126,700	5,889,016
ANSYS, Inc.*	75,000	5,482,500
Aspen Technology, Inc.*	340,600	9,805,875
BroadSoft, Inc.*	138,536	3,823,594
Citrix Systems, Inc.*	57,900	3,493,107
CommVault Systems, Inc.*	108,200	8,211,298
Concur Technologies, Inc.*(a)	38,200	3,108,716
Electronic Arts, Inc.*	75,000	1,722,750
Guidewire Software, Inc.*	144,100	6,059,405
Informatica Corp.*	92,500	3,235,650
NetSuite, Inc.*	20,000	1,834,800
Red Hat, Inc.*	58,000	2,773,560
Salesforce.com, Inc.*	80,000	3,054,400
ServiceNow, Inc.*	131,275	5,302,197
Splunk, Inc.*	162,400	7,528,864

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Software (continued)
Synopsys, Inc.*	45,000	$1,608,750
Ultimate Software Group, Inc.*(a)	25,200	2,955,708

		75,890,190

Specialty Retail 8.3%
Cabela’s, Inc.*(a)	58,000	3,756,080
Chico’s FAS, Inc.	281,400	4,800,684
Dick’s Sporting Goods, Inc.	106,400	5,326,384
DSW, Inc., Class A	137,303	10,087,652
Finish Line, Inc. (The), Class A	154,823	3,384,431
GameStop Corp., Class A(a)	52,500	2,206,575
GNC Holdings, Inc., Class A	137,785	6,091,475
Lumber Liquidators Holdings, Inc.*	56,800	4,423,016
O’Reilly Automotive, Inc.*	45,500	5,124,210
Restoration Hardware Holdings, Inc.*(a)	56,136	4,210,200
Ross Stores, Inc.	65,200	4,225,612
Tile Shop Holdings, Inc.*	55,000	1,592,800
Tractor Supply Co.(a)	49,000	5,762,890
Ulta Salon Cosmetics & Fragrance, Inc.*	14,700	1,472,352
Urban Outfitters, Inc.*	120,900	4,862,598
Williams-Sonoma, Inc.(a)	77,300	4,320,297

		71,647,256

Textiles, Apparel & Luxury Goods 3.7%
Fifth & Pacific Cos., Inc.*	159,600	3,565,464
Hanesbrands, Inc.	70,000	3,599,400
Movado Group, Inc.	101,600	3,437,128
PVH Corp.	87,400	10,929,370
Under Armour, Inc., Class A*(a)	160,000	9,553,600

		31,084,962

Thrifts & Mortgage Finance 0.5%
Ocwen Financial Corp.*	108,100	4,455,882

Trading Companies & Distributors 1.8%
Fastenal Co.	111,200	5,098,520
MRC Global, Inc.*	82,800	2,286,936
United Rentals, Inc.*(a)	154,300	7,701,113

		15,086,569

Wireless Telecommunication Services 2.5%
Crown Castle International Corp.*	78,000	5,646,420
SBA Communications Corp., Class A*	205,529	15,233,809

		20,880,229

		817,093,043

Total Common Stocks (cost $648,019,893)		849,149,198

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Mutual Fund 1.0%

	Shares	Market Value

Money Market Fund 1.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (b)	8,579,510	$8,579,510

Total Mutual Fund (cost $8,579,510)		8,579,510

Repurchase Agreements 11.2%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $72,000,720, collateralized by U.S. Government Agency Securities ranging from 0.00% — 7.25%, maturing 07/01/13 — 07/17/37; total market value $73,440,113.(c)	$72,000,000	72,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $23,678,116, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $24,151,666.(c)	23,677,899	23,677,899

Total Repurchase Agreements (cost $95,677,899)		95,677,899

Total Investments (cost $752,277,302) (d) — 112.0%		953,406,607
Liabilities in excess of other assets — (12.0)%		(102,033,696)

NET ASSETS — 100.0%		$851,372,911

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $93,650,420.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $95,677,899.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

10

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
Assets:
Investments, at value* (cost $656,599,403)	$857,728,708
Repurchase agreements, at value and cost	95,677,899

Total Investments	953,406,607

Dividends receivable	104,933
Security lending income receivable	25,325
Receivable for investments sold	9,112,419
Receivable for capital shares issued	51,126
Prepaid expenses	6,769

Total Assets	962,707,179

Liabilities:
Payable for investments purchased	14,078,010
Payable for capital shares redeemed	916,933
Payable upon return of securities loaned (Note 2)	95,677,899
Accrued expenses and other payables:
Investment advisory fees	504,493
Fund administration fees	24,438
Distribution fees	27,296
Administrative servicing fees	38,729
Accounting and transfer agent fees	777
Trustee fees	236
Custodian fees	4,735
Compliance program costs (Note 3)	717
Professional fees	15,092
Printing fees	42,047
Recoupment fees	2,561
Other	305

Total Liabilities	111,334,268

Net Assets	$851,372,911

Represented by:
Capital	$535,971,619
Accumulated net investment loss	(1,590,658)
Accumulated net realized gains from investment transactions	115,862,645
Net unrealized appreciation/(depreciation) from investments	201,129,305

Net Assets	$851,372,911

Net Assets:
Class I Shares	$395,496,713
Class II Shares	132,206,924
Class Y Shares	323,669,274

Total	$851,372,911

*	Includes value of securities on loan of $93,650,420 (Note 2).

11

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	32,238,704
Class II Shares	10,937,117
Class Y Shares	26,264,735

Total	69,440,556

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.27
Class II Shares	$12.09
Class Y Shares	$12.32

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,466,765
Income from securities lending (Note 2)	602,873
Foreign tax withholding	(3,006)

Total Income	2,066,632

EXPENSES:
Investment advisory fees	3,139,573
Fund administration fees	140,305
Distribution fees Class II Shares	165,928
Administrative servicing fees Class I Shares	136,169
Administrative servicing fees Class II Shares	46,460
Professional fees	23,801
Printing fees	30,334
Trustee fees	16,853
Custodian fees	15,098
Accounting and transfer agent fees	2,397
Compliance program costs (Note 3)	1,477
Recoupment fees (Note 3)	45,935
Other	15,215

Total expenses before earnings credit and fees waived	3,779,545

Earnings credit (Note 4)	(88)
Investment advisory fees waived (Note 3)	(122,167)

Net Expenses	3,657,290

NET INVESTMENT LOSS	(1,590,658)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	55,079,706
Net change in unrealized appreciation/(depreciation) from investments	64,301,336

Net realized/unrealized gains from investments	119,381,042

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$117,790,384

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment loss	$(1,590,658)	$(60,266)
Net realized gains from investment transactions	55,079,706	66,906,758
Net change in unrealized appreciation/(depreciation) from investments	64,301,336	47,968,273

Change in net assets resulting from operations	117,790,384	114,814,765

Distributions to Shareholders From:
Net realized gains:
Class I	—	(35,600,289)
Class II	—	(12,403,817)
Class Y	—	(25,762,072)

Change in net assets from shareholder distributions	—	(73,766,178)

Change in net assets from capital transactions	(53,831,470)	(23,412,436)

Change in net assets	63,958,914	17,636,151

Net Assets:
Beginning of period	787,413,997	769,777,846

End of period	$851,372,911	$787,413,997

Accumulated net investment loss at end of period	$(1,590,658)	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,760,794	$2,886,804
Dividends reinvested	—	35,600,289
Cost of shares redeemed	(30,758,790)	(65,848,755)

Total Class I Shares	(28,997,996)	(27,361,662)

Class II Shares
Proceeds from shares issued	10,287,104	6,415,048
Dividends reinvested	—	12,403,817
Cost of shares redeemed	(23,258,672)	(34,706,785)

Total Class II Shares	(12,971,568)	(15,887,920)

Class Y Shares
Proceeds from shares issued	5,546,813	46,072,051
Dividends reinvested	—	25,762,072
Cost of shares redeemed	(17,408,719)	(51,996,977)

Total Class Y Shares	(11,861,906)	19,837,146

Change in net assets from capital transactions	$(53,831,470)	$(23,412,436)

14

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	150,208	262,337
Reinvested	—	3,330,242
Redeemed	(2,624,668)	(5,951,724)

Total Class I Shares	(2,474,460)	(2,359,145)

Class II Shares
Issued	908,653	593,502
Reinvested	—	1,174,604
Redeemed	(2,018,433)	(3,161,168)

Total Class II Shares	(1,109,780)	(1,393,062)

Class Y Shares
Issued	479,969	4,183,301
Reinvested	—	2,400,939
Redeemed	(1,478,517)	(4,387,633)

Total Class Y Shares	(998,548)	2,196,607

Total change in shares	(4,582,788)	(1,555,600)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.64	(0.02)	1.65	1.63	—	—	—	$12.27	15.32%	$395,496,713	0.86%	(0.37)%	0.89%	33.57%
Year Ended December 31, 2012(e)	$10.19	—	1.52	1.52	—	(1.07)	(1.07)	$10.64	14.90%	$369,497,291	0.87%	–	0.89%	79.49%
Year Ended December 31, 2011(e)	$10.64	(0.05)	(0.40)	(0.45)	—	—	—	$10.19	(4.23)%	$377,848,284	0.89%	(0.44)%	0.89%	139.33%
Year Ended December 31, 2010(e)	$8.39	(0.02)	2.27	2.25	—	—	—	$10.64	26.82%	$465,324,931	0.90%	(0.23)%	0.92%	85.24%
Year Ended December 31, 2009(e)	$6.61	(0.02)	1.80	1.78	—	—	—	$8.39	27.12%	$434,045,905	0.89%	(0.31)%	0.90%	146.76%
Period Ended December 31, 2008(f)	$10.00	(0.01)	(3.38)	(3.39)	—	—	—	$6.61	(33.90)%	$3,323,047	0.94%	(0.32)%	1.02%	108.89%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.50	(0.04)	1.63	1.59	—	—	—	$12.09	15.14%	$132,206,924	1.11%	(0.62)%	1.14%	33.57%
Year Ended December 31, 2012(e)	$10.09	(0.03)	1.51	1.48	—	(1.07)	(1.07)	$10.50	14.64%	$126,506,762	1.12%	(0.24)%	1.14%	79.49%
Year Ended December 31, 2011(e)	$10.56	(0.07)	(0.40)	(0.47)	—	—	—	$10.09	(4.45)%	$135,634,593	1.14%	(0.69)%	1.14%	139.33%
Year Ended December 31, 2010(e)	$8.35	(0.04)	2.25	2.21	—	—	—	$10.56	26.47%	$163,001,390	1.15%	(0.47)%	1.17%	85.24%
Year Ended December 31, 2009(e)	$6.59	(0.04)	1.80	1.76	—	—	—	$8.35	26.71%	$176,404,557	1.15%	(0.56)%	1.18%	146.76%
Period Ended December 31, 2008(f)	$10.00	(0.02)	(3.39)	(3.41)	—	—	—	$6.59	(34.10)%	$82,944,963	1.18%	(0.57)%	1.26%	108.89%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.69	(0.02)	1.65	1.63	—	—	—	$12.32	15.25%	$323,669,274	0.79%	(0.30)%	0.82%	33.57%
Year Ended December 31, 2012(e)	$10.22	0.01	1.53	1.54	—	(1.07)	(1.07)	$10.69	15.07%	$291,409,944	0.80%	0.09%	0.82%	79.49%
Year Ended December 31, 2011(e)	$10.66	(0.04)	(0.40)	(0.44)	—	—	—	$10.22	(4.13)%	$256,294,969	0.82%	(0.37)%	0.82%	139.33%
Year Ended December 31, 2010(e)	$8.41	(0.01)	2.26	2.25	—	—	—	$10.66	26.75%	$288,919,846	0.83%	(0.12)%	0.84%	85.24%
Year Ended December 31, 2009(e)	$6.61	(0.02)	1.82	1.80	—	—	—	$8.41	27.23%	$113,349,997	0.83%	(0.24)%	0.85%	146.76%
Period Ended December 31, 2008(f)	$10.00	—	(3.39)	(3.39)	—	—	—	$6.61	(33.90)%	$33,016,515	0.82%	(0.14)%	0.99%	108.89%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008. The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$849,149,198	$—	$—	$849,149,198
Mutual Fund	8,579,510	—	—	8,579,510
Repurchase Agreements	—	95,677,899	—	95,677,899
Total	$857,728,708	$95,677,899	$—	$953,406,607

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

(d)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense,

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Fund’s loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$93,650,420
Collateral offsetting	95,677,899
Net Amount(1)	$2,027,479

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(e)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$95,677,899
Collateral offsetting	97,591,779
Net Amount(1)	$1,913,880

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Neuberger Berman Management LLC
Wells Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated Subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.82% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

Pursuant to the Expense Limitation Agreement, during the six months ended June 30, 2013, the Fund reimbursed NFA in the amount of $45,935.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $122,167, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $140,305 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $1,477.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $182,629 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $279,652,187 and sales of $333,404,240 (excluding short-term securities).

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $56,170 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$754,462,307	$205,527,301	$(6,583,001)	$198,944,300

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

25

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund had achieved total return performance of its Class Y shares above the median of the funds in its performance universe for the three-year period ended September 30, 2012. The Trustees considered that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was below the respective median of the Fund’s expense group. The Trustees considered that the Fund’s actual advisory fee rate was above the median of the Fund’s expense group by a relatively small margin (2 basis points) and considered management’s statement that the Fund’s actual advisory fee rate was 2.4 basis points below the median of the Fund’s subadvised expense group (a group of peer

26

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

funds selected by management with disclosed subadvisory agreements) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year).

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

27

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc. (specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

31

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32

NVIT Multi-Manager Mid Cap Value Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

13	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

33	Supplemental Information

36	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCV (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Multi-Manager Mid Cap Value Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,187.00	4.88	0.90
	Hypothetical	[b]	1,000.00	1,020.33	4.51	0.90
Class II Shares	Actual		1,000.00	1,185.90	5.58	1.03
	Hypothetical	[b]	1,000.00	1,019.69	5.16	1.03
Class Y Shares	Actual		1,000.00	1,186.70	4.17	0.77
	Hypothetical	[b]	1,000.00	1,020.98	3.86	0.77

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Multi-Manager Mid Cap Value Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	97.0%
Repurchase Agreements	3.7%
Mutual Fund	2.1%
Exchange Traded Fund	1.0%
Warrant††	0.0%
Liabilities in excess of other assets	(3.8%)

100.0%

Top Industries †††
Insurance	11.1%
Oil, Gas & Consumable Fuels	6.6%
Commercial Banks	6.2%
Health Care Providers & Services	4.4%
Semiconductors & Semiconductor Equipment	4.3%
Health Care Equipment & Supplies	4.0%
Electric Utilities	3.9%
Multi-Utilities	3.8%
Real Estate Investment Trusts (REITs)	3.3%
Commercial Services & Supplies	3.1%
Other Industries*	49.3%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund—Institutional Class	2.0%
Eastman Chemical Co.	1.2%
Annaly Capital Management, Inc.	1.2%
Wisconsin Energy Corp.	1.1%
Zimmer Holdings, Inc.	1.1%
Cigna Corp.	1.1%
Westar Energy, Inc.	1.0%
Xcel Energy, Inc.	1.0%
Comerica, Inc.	1.0%
Everest Re Group Ltd.	1.0%
Other Holdings*	88.3%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.0%

	Shares	Market Value

Aerospace & Defense 1.7%
Embraer SA, ADR-BR (a)	72,279	$2,666,372
General Dynamics Corp.	47,328	3,707,202
Huntington Ingalls Industries, Inc.	25,700	1,451,536
L-3 Communications Holdings, Inc.	8,577	735,392
Northrop Grumman Corp.	52,338	4,333,587
Raytheon Co.	54,135	3,579,406

		16,473,495

Airlines 0.9%
Delta Air Lines, Inc.*	177,558	3,322,110
Southwest Airlines Co.	135,382	1,745,074
United Continental Holdings, Inc.*	113,167	3,540,996

		8,608,180

Auto Components 1.8%
Autoliv, Inc.	17,624	1,363,921
Lear Corp.	82,500	4,987,950
TRW Automotive Holdings Corp.*	127,006	8,438,279
Visteon Corp.*	40,298	2,543,610

		17,333,760

Automobiles 0.1%
Ford Motor Co.	68,660	1,062,170

Beverages 0.9%
Dr Pepper Snapple Group, Inc.	184,491	8,473,672

Biotechnology 0.6%
United Therapeutics Corp.*	86,200	5,673,684

Capital Markets 2.4%
Charles Schwab Corp. (The)	107,771	2,287,978
Franklin Resources, Inc.	12,340	1,678,487
Invesco Ltd.	246,277	7,831,609
Lazard Ltd., Class A (a)	58,463	1,879,586
Northern Trust Corp.	132,006	7,643,147
State Street Corp.	16,034	1,045,577

		22,366,384

Chemicals 2.6%
Agrium, Inc. (a)	16,920	1,471,363
CF Industries Holdings, Inc.	20,000	3,430,000
Eastman Chemical Co.	172,563	12,081,136
PPG Industries, Inc.	50,638	7,413,909

		24,396,408

Commercial Banks 6.4%
CIT Group, Inc.*	160,543	7,486,120
Comerica, Inc.	245,545	9,780,058
Commerce Bancshares, Inc.	75,813	3,302,414
Cullen/Frost Bankers, Inc.	28,365	1,893,931
Fifth Third Bancorp	458,039	8,267,604
First Republic Bank	176,300	6,784,024
Huntington Bancshares, Inc.	681,498	5,370,204

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
KeyCorp	104,158	$1,149,904
M&T Bank Corp. (a)	38,862	4,342,829
PNC Financial Services Group, Inc. (The)	46,103	3,361,831
SunTrust Banks, Inc.	98,644	3,114,191
TCF Financial Corp. (a)	241,739	3,427,859
Westamerica Bancorporation	46,452	2,122,392

		60,403,361

Commercial Services & Supplies 3.2%
ADT Corp. (The)*	119,936	4,779,450
KAR Auction Services, Inc.	159,400	3,645,478
Pitney Bowes, Inc. (a)	256,500	3,765,420
Republic Services, Inc.	272,684	9,254,895
RR Donnelley & Sons Co. (a)	311,050	4,357,810
Tyco International Ltd.	106,768	3,518,006
Waste Management, Inc.	34,685	1,398,846

		30,719,905

Communications Equipment 0.3%
EchoStar Corp., Class A*	66,951	2,618,454
Harris Corp.	6,730	331,452

		2,949,906

Computers & Peripherals 1.0%
NCR Corp.* (a)	147,616	4,869,852
SanDisk Corp.*	15,903	971,673
Western Digital Corp.	63,045	3,914,464

		9,755,989

Construction & Engineering 1.3%
Fluor Corp.	47,128	2,795,162
Jacobs Engineering Group, Inc.*	56,010	3,087,831
KBR, Inc.	24,672	801,840
URS Corp.	112,948	5,333,405

		12,018,238

Containers & Packaging 1.8%
Bemis Co., Inc.	162,080	6,343,811
Rexam PLC, ADR-UK	41,000	1,496,910
Rock Tenn Co., Class A	27,767	2,773,368
Sealed Air Corp.	203,586	4,875,885
Sonoco Products Co.	51,267	1,772,300

		17,262,274

Diversified Consumer Services 0.5%
H&R Block, Inc.	154,800	4,295,700

Diversified Telecommunication Services 1.5%
CenturyLink, Inc.	156,621	5,536,552
tw telecom, inc.*	74,204	2,088,101
Windstream Corp. (a)	855,100	6,592,821

		14,217,474

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electric Utilities 4.1%
Empire District Electric Co. (The)	87,121	$1,943,669
Great Plains Energy, Inc.	194,179	4,376,795
IDACORP, Inc.	25,008	1,194,382
Northeast Utilities	28,544	1,199,419
NV Energy, Inc.	317,200	7,441,512
Portland General Electric Co.	71,715	2,193,762
Westar Energy, Inc.	312,556	9,989,290
Xcel Energy, Inc.	351,012	9,947,680

		38,286,509

Electrical Equipment 1.5%
ABB Ltd., ADR-CH*	82,159	1,779,564
Brady Corp., Class A	33,399	1,026,351
Eaton Corp. PLC	86,837	5,714,743
Regal-Beloit Corp.	18,910	1,226,124
Rockwell Automation, Inc.	55,749	4,634,972

		14,381,754

Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp., Class A	70,510	5,495,549
Avnet, Inc.*	94,046	3,159,946
Dolby Laboratories, Inc., Class A (a)	155,000	5,184,750
Molex, Inc., Class A	57,482	1,429,002
TE Connectivity Ltd.	46,153	2,101,808

		17,371,055

Energy Equipment & Services 1.0%
C&J Energy Services, Inc.* (a)	71,895	1,392,606
Ensco PLC, Class A	64,796	3,765,944
Helmerich & Payne, Inc.	30,638	1,913,343
Noble Corp.	54,717	2,056,265

		9,128,158

Food & Staples Retailing 0.4%
Sysco Corp.	124,102	4,239,324

Food Products 1.2%
ConAgra Foods, Inc.	19,716	688,680
General Mills, Inc.	28,082	1,362,819
Hillshire Brands Co.	29,892	988,827
J.M. Smucker Co. (The)	10,511	1,084,210
Kellogg Co.	26,534	1,704,279
Kraft Foods Group, Inc.	10,231	571,606
Mead Johnson Nutrition Co.	12,948	1,025,870
Mondelez International, Inc., Class A	65,570	1,870,712
Post Holdings, Inc.* (a)	38,604	1,685,451

		10,982,454

Gas Utilities 1.0%
AGL Resources, Inc.	78,506	3,364,767
Laclede Group, Inc. (The)	48,955	2,235,285
Questar Corp.	166,578	3,972,886

		9,572,938

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies 4.2%
Becton, Dickinson and Co.	21,161	$2,091,342
Boston Scientific Corp.*	926,731	8,590,796
C.R. Bard, Inc.	18,102	1,967,325
CareFusion Corp.*	105,275	3,879,384
Medtronic, Inc.	53,216	2,739,028
STERIS Corp.	38,239	1,639,688
Stryker Corp.	55,011	3,558,111
Teleflex, Inc.	47,890	3,710,996
Varian Medical Systems, Inc.*	12,010	810,075
Zimmer Holdings, Inc.	142,363	10,668,683

		39,655,428

Health Care Providers & Services 4.6%
AmerisourceBergen Corp.	68,100	3,802,023
Cardinal Health, Inc.	91,000	4,295,200
Cigna Corp.	141,925	10,288,143
Community Health Systems, Inc.	84,364	3,954,984
Humana, Inc.	79,489	6,707,282
LifePoint Hospitals, Inc.*	66,520	3,248,837
MEDNAX, Inc.*	40,000	3,663,200
Patterson Cos., Inc.	56,169	2,111,955
Quest Diagnostics, Inc.	40,052	2,428,353
Universal Health Services, Inc., Class B	47,493	3,180,131

		43,680,108

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	67,945	2,329,834
CEC Entertainment, Inc.	42,580	1,747,483
International Game Technology	128,228	2,142,690
International Speedway Corp., Class A	17,292	544,179
Penn National Gaming, Inc.*	25,476	1,346,661
Royal Caribbean Cruises Ltd.	74,363	2,479,263

		10,590,110

Household Durables 0.4%
Newell Rubbermaid, Inc.	154,984	4,068,330

Household Products 0.3%
Clorox Co. (The)	36,458	3,031,118

Industrial Conglomerates 0.4%
Koninklijke Philips NV	131,223	3,577,285

Information Technology Services 2.8%
Amdocs Ltd.	258,102	9,573,003
Global Payments, Inc.	122,400	5,669,568
Total System Services, Inc.	253,200	6,198,336
Western Union Co. (The)	268,700	4,597,457

		26,038,364

Insurance 11.5%
ACE Ltd.	23,649	2,116,112
Allstate Corp. (The)	163,457	7,865,551
Aon PLC	21,536	1,385,842

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Assured Guaranty Ltd.	138,200	$3,048,692
Axis Capital Holdings Ltd. (a)	158,617	7,261,486
Chubb Corp. (The)	32,843	2,780,160
Everest Re Group Ltd.	74,874	9,603,339
Fairfax Financial Holdings Ltd.	14,700	5,734,470
Hartford Financial Services Group, Inc.	191,354	5,916,666
HCC Insurance Holdings, Inc.	193,657	8,348,553
Lincoln National Corp.	197,906	7,217,632
Loews Corp.	131,400	5,834,160
Marsh & McLennan Cos., Inc.	60,849	2,429,092
PartnerRe Ltd. (a)	27,151	2,458,795
Principal Financial Group, Inc.	63,756	2,387,662
Progressive Corp. (The)	204,800	5,206,016
Reinsurance Group of America, Inc.	128,446	8,876,903
Symetra Financial Corp.	101,526	1,623,401
Travelers Cos., Inc. (The)	18,937	1,513,445
Unum Group	56,601	1,662,371
Validus Holdings Ltd.	93,853	3,389,970
W.R. Berkley Corp.	21,833	892,096
Willis Group Holdings PLC	68,756	2,803,870
XL Group PLC	276,274	8,376,628

		108,732,912

Internet & Catalog Retail 0.7%
Liberty Interactive Corp., Class A*	229,071	5,270,924
Liberty Ventures, Series A*	14,137	1,201,786

		6,472,710

Leisure Equipment & Products 0.1%
Hasbro, Inc.	15,351	688,185

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	80,419	3,438,716

Machinery 1.4%
AGCO Corp.	28,810	1,445,974
Joy Global, Inc. (a)	37,152	1,802,987
Kaydon Corp.	62,321	1,716,943
Parker Hannifin Corp.	48,520	4,628,808
SPX Corp. (a)	20,143	1,449,893
Trinity Industries, Inc.	20,600	791,864
Woodward, Inc.	27,277	1,091,080

		12,927,549

Media 1.9%
Cablevision Systems Corp., Class A	291,600	4,904,712
Interpublic Group of Cos., Inc. (The)	305,037	4,438,289
Liberty Media Corp., Series A*	46,467	5,890,157
Omnicom Group, Inc.	16,838	1,058,605
Time Warner Cable, Inc.	14,140	1,590,467

		17,882,230

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 0.5%
Newmont Mining Corp.	100,666	$3,014,947
Nucor Corp.	47,587	2,061,469

		5,076,416

Multiline Retail 0.4%
Kohl’s Corp.	9,614	485,603
Macy’s, Inc.	22,808	1,094,784
Target Corp.	30,016	2,066,902

		3,647,289

Multi-Utilities 3.9%
Alliant Energy Corp.	133,400	6,726,028
Ameren Corp.	45,855	1,579,246
CMS Energy Corp.	252,600	6,863,142
Consolidated Edison, Inc.	47,520	2,770,891
PG&E Corp.	75,936	3,472,553
Sempra Energy	58,755	4,803,809
Wisconsin Energy Corp.	262,571	10,762,786

		36,978,455

Oil, Gas & Consumable Fuels 6.8%
Apache Corp.	38,191	3,201,552
Cameco Corp. (a)	25,945	536,024
Devon Energy Corp.	50,931	2,642,300
Energy XXI (Bermuda) Ltd.	144,900	3,213,882
EQT Corp.	52,395	4,158,591
HollyFrontier Corp.	115,328	4,933,732
Imperial Oil Ltd.	179,068	6,836,151
Kinder Morgan, Inc.	50,483	1,925,926
Marathon Petroleum Corp.	60,608	4,306,805
Murphy Oil Corp.	39,844	2,426,101
Peabody Energy Corp.	29,074	425,643
Pioneer Natural Resources Co.	36,590	5,296,403
Southwestern Energy Co.*	138,062	5,043,405
Spectra Energy Corp.	118,313	4,077,066
Spectra Energy Partners LP	6,983	321,218
Valero Energy Corp.	87,230	3,032,987
Whiting Petroleum Corp.*	47,016	2,166,967
Williams Cos., Inc. (The)	135,300	4,393,191
Williams Partners LP	43,526	2,245,942
World Fuel Services Corp.	78,500	3,138,430

		64,322,316

Paper & Forest Products 0.5%
Domtar Corp.	21,827	1,451,496
International Paper Co.	72,394	3,207,778

		4,659,274

Personal Products 0.3%
Avon Products, Inc.	117,536	2,471,782

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals 2.0%
Actavis, Inc.*	59,179	$7,469,573
Endo Health Solutions, Inc.*	98,052	3,607,333
Hospira, Inc.*	72,548	2,779,314
Mallinckrodt PLC*	9,230	419,319
Questcor Pharmaceuticals, Inc. (a)	64,000	2,909,440
Salix Pharmaceuticals Ltd.*	33,100	2,189,565

		19,374,544

Professional Services 0.3%
Towers Watson & Co., Class A	36,100	2,958,034

Real Estate Investment Trusts (REITs) 3.4%
American Tower Corp.	37,669	2,756,241
Annaly Capital Management, Inc.	958,203	12,044,612
Boston Properties, Inc.	6,490	684,500
Corrections Corp. of America	81,692	2,766,908
Equity Lifestyle Properties, Inc.	17,486	1,374,225
Federal Realty Investment Trust	13,330	1,382,054
General Growth Properties, Inc.	54,698	1,086,849
Hospitality Properties Trust	40,998	1,077,428
Omega Healthcare Investors, Inc.	35,192	1,091,656
Piedmont Office Realty Trust, Inc., Class A	194,422	3,476,265
Rayonier, Inc.	82,660	4,578,537

		32,319,275

Road & Rail 1.8%
Heartland Express, Inc.	188,341	2,612,289
J.B. Hunt Transport Services, Inc.	69,174	4,997,130
Kansas City Southern	86,308	9,145,196

		16,754,615

Semiconductors & Semiconductor Equipment 4.5%
Analog Devices, Inc.	60,980	2,747,759
Applied Materials, Inc.	231,283	3,448,430
Avago Technologies Ltd.	37,440	1,399,507
Fairchild Semiconductor International, Inc.*	84,552	1,166,818
Infineon Technologies AG, ADR-DE (a)	125,872	1,049,772
KLA-Tencor Corp.	115,674	6,446,512
Lam Research Corp.*	107,800	4,779,852
LSI Corp.*	523,924	3,740,817
Maxim Integrated Products, Inc.	28,230	784,229
Microchip Technology, Inc. (a)	83,728	3,118,868
Micron Technology, Inc.*	106,600	1,527,578
ON Semiconductor Corp.* (a)	352,535	2,848,483
Teradyne, Inc.*	409,952	7,202,857
United Microelectronics Corp., ADR-TW	972,599	2,266,156

		42,527,638

Software 0.5%
CA, Inc.	171,000	4,895,730

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 2.2%
Abercrombie & Fitch Co., Class A	97,500	$4,411,875
Bed Bath & Beyond, Inc.*	9,177	650,649
Best Buy Co., Inc.	114,800	3,137,484
CST Brands, Inc.* (a)	9,692	298,610
GameStop Corp., Class A (a)	35,728	1,501,648
Gap, Inc. (The)	52,930	2,208,769
Lowe’s Cos., Inc.	103,981	4,252,823
Staples, Inc.	276,300	4,382,118

		20,843,976

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.	12,213	697,240

Thrifts & Mortgage Finance 0.6%
Capitol Federal Financial, Inc.	142,549	1,730,545
People’s United Financial, Inc.	236,779	3,528,007

		5,258,552

Tobacco 0.1%
Lorillard, Inc.	29,458	1,286,725

Water Utilities 0.7%
American Water Works Co., Inc.	164,200	6,769,966

Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B	37,564	1,471,557
T-Mobile US, Inc.*	159,800	3,964,638

		5,436,195

Total Common Stocks (cost $773,697,047)		917,033,859

Warrant 0.0%†

	Number of Warrants	Market Value

Oil, Gas & Consumable Fuels 0.0%†
Kinder Morgan, Inc., expiring 05/25/17*	55,194	282,593

Total Warrant (cost $31,300)		282,593

Exchange Traded Fund 1.0%

	Shares	Market Value

Equity 1.0%
iShares Russell Midcap Value Index Fund (a)	151,823	8,793,588

Total Exchange Traded Fund (cost $7,721,653)		8,793,588

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Mutual Fund 2.1%

	Shares	Market Value

Money Market Fund 2.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (b)	19,739,876	$19,739,876

Total Mutual Fund (cost $19,739,876)		19,739,876

Repurchase Agreements 3.7%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $20,000,200, collateralized by U.S. Government Agency Securities, ranging from 0.00% — 7.25%, maturing 07/01/13 — 07/17/37; total market value $20,400,031. (c)	$20,000,000	20,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $15,333,208, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $15,639,865. (c)	15,333,068	15,333,068

Total Repurchase Agreements (cost $35,333,068)		35,333,068

Total Investments (cost $836,522,944) (d) — 103.8%		981,182,984

Liabilities in excess of other assets — (3.8%)		(35,991,939)

NET ASSETS — 100.0%		$945,191,045

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $34,324,889.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $35,333,068.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

BR	Brazil

CH	Switzerland

DE	Germany

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

TW	Taiwan

UK	United Kingdom

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

At June 30, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	JPMorgan Chase Bank	7/31/13	(7,174,909)	$(6,814,782)	$(6,817,347)	$(2,565)
Canadian Dollar	JPMorgan Chase Bank	7/31/13	(214,090)	(204,088)	(203,421)	667
Euro	UBS AG	7/31/13	(2,188,742)	(2,866,683)	(2,849,314)	17,369
Euro	UBS AG	7/31/13	(76,770)	(99,919)	(99,938)	(19)
Euro	UBS AG	7/31/13	(98,569)	(128,587)	(128,318)	269
Swiss Franc	Credit Suisse International	7/31/13	(44,074)	(46,607)	(46,674)	(67)
Swiss Franc	Credit Suisse International	7/31/13	(1,361,113)	(1,443,753)	(1,441,393)	2,360

Total Short Contracts				$(11,604,419)	$(11,586,405)	$18,014

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Multi- Manager Mid Cap Value Fund
Assets:
Investments, at value *(cost $801,189,876)	$945,849,916
Repurchase agreements, at value and cost	35,333,068

Total Investments	981,182,984

Cash	1,073
Foreign currencies, at value (cost $9)	9
Dividends receivable	2,009,235
Security lending income receivable	29,635
Receivable for investments sold	10,855,724
Receivable for capital shares issued	66,986
Unrealized appreciation on forward foreign currency contracts (Note 2)	20,665
Prepaid expenses	7,616

Total Assets	994,173,927

Liabilities:
Payable for investments purchased	11,822,662
Payable for capital shares redeemed	1,093,957
Unrealized depreciation on forward foreign currency contracts (Note 2)	2,651
Payable upon return of securities loaned (Note 2)	35,333,068
Accrued expenses and other payables:
Investment advisory fees	548,783
Fund administration fees	25,987
Distribution fees	85,641
Administrative servicing fees	22,442
Accounting and transfer agent fees	764
Trustee fees	260
Custodian fees	5,053
Compliance program costs (Note 3)	781
Professional fees	14,357
Other	26,476

Total Liabilities	48,982,882

Net Assets	$945,191,045

Represented by:
Capital	$692,037,746
Accumulated undistributed net investment income	10,089,231
Accumulated net realized gains from investment, futures, forward and foreign currency transactions	98,386,336
Net unrealized appreciation/(depreciation) from investments	144,660,040
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	18,014
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(322)

Net Assets	$945,191,045

*	Includes value of securities on loan of $34,324,889 (Note 2).

13

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Multi- Manager Mid Cap Value Fund
Net Assets:
Class I Shares	$161,776
Class II Shares	415,639,155
Class Y Shares	529,390,114

Total	$945,191,045

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,210
Class II Shares	33,934,686
Class Y Shares	43,139,449

Total	77,087,345

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.25
Class II Shares	$12.25
Class Y Shares	$12.27

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Multi- Manager Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$10,065,260
Income from securities lending (Note 2)	291,699
Foreign tax withholding	(13,481)

Total Income	10,343,478

EXPENSES:
Investment advisory fees	3,463,758
Fund administration fees	154,660
Distribution fees Class II Shares	503,305
Administrative servicing fees Class I Shares	102
Administrative servicing fees Class II Shares	20,134
Professional fees	24,711
Printing fees	22,225
Trustee fees	16,233
Custodian fees	16,158
Accounting and transfer agent fees	3,871
Compliance program costs (Note 3)	1,626
Recoupment fees (Note 3)	27,832
Other	11,167

Total expenses before earnings credit and fees waived	4,265,782

Earnings credit (Note 4)	(148)
Investment advisory fees waived (Note 3)	(202,415)

Net Expenses	4,063,219

NET INVESTMENT INCOME	6,280,259

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	70,525,371
Net realized gains from futures transactions (Note 2)	1,292
Net realized gains from forward and foreign currency transactions (Note 2)	416,312

Net realized gains from investment, futures, forward and foreign currency transactions	70,942,975

Net change in unrealized appreciation/(depreciation) from investments	78,460,094
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts
(Note 2)	10,272
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(210)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	78,470,156

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	149,413,131

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$155,693,390

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$6,280,259	$13,590,450
Net realized gains from investment, futures, forward and foreign currency transactions	70,942,975	45,504,137
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	78,470,156	63,615,782

Change in net assets resulting from operations	155,693,390	122,710,369

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,731)
Class II	–	(4,144,135)
Class Y	–	(6,463,833)
Net realized gains:
Class I	–	(10,819)
Class II	–	(36,242,050)
Class Y	–	(44,440,699)

Change in net assets from shareholder distributions	–	(91,303,267)

Change in net assets from capital transactions	(59,824,196)	70,050,624

Change in net assets	95,869,194	101,457,726

Net Assets:
Beginning of period	849,321,851	747,864,125

End of period	$945,191,045	$849,321,851

Accumulated undistributed net investment income at end of period	$10,089,231	$3,808,972

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$92,834	$99,529
Dividends reinvested	–	12,550
Cost of shares redeemed	(84,986)	(64,082)

Total Class I Shares	7,848	47,997

Class II Shares
Proceeds from shares issued	19,673,967	2,352,222
Dividends reinvested	–	40,386,185
Cost of shares redeemed	(43,943,686)	(67,920,525)

Total Class II Shares	(24,269,719)	(25,182,118)

Class Y Shares
Proceeds from shares issued	8,529,815	68,231,278
Dividends reinvested	–	50,904,532
Cost of shares redeemed	(44,092,140)	(23,951,065)

Total Class Y Shares	(35,562,325)	95,184,745

Change in net assets from capital transactions	$(59,824,196)	$70,050,624

16

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	8,267	9,685
Reinvested	–	1,242
Redeemed	(7,523)	(6,200)

Total Class I Shares	744	4,727

Class II Shares
Issued	1,718,221	224,492
Reinvested	–	4,000,046
Redeemed	(3,813,094)	(6,494,176)

Total Class II Shares	(2,094,873)	(2,269,638)

Class Y Shares
Issued	753,705	6,402,916
Reinvested	–	5,027,196
Redeemed	(3,756,060)	(2,303,378)

Total Class Y Shares	(3,002,355)	9,126,734

Total change in shares	(5,096,484)	6,861,823

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.32	0.08	1.85	1.93	–	–	–	$12.25	18.70%	$161,776	0.90%	1.34%	0.94%	37.83%
Year Ended December 31, 2012(e)	$9.92	0.19	1.42	1.61	(0.14)	(1.07)	(1.21)	$10.32	16.65%	$128,695	0.79%	1.81%	0.82%	101.64%
Year Ended December 31, 2011(e)	$10.29	0.12	(0.34)	(0.22)	(0.11)	(0.04)	(0.15)	$9.92	(2.08)%	$76,777	0.83%	1.19%	0.83%	100.01%
Year Ended December 31, 2010(e)	$9.13	0.12	1.66	1.78	(0.14)	(0.48)	(0.62)	$10.29	19.67%	$82,150	0.96%	1.20%	0.97%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.13	2.03	2.16	(0.10)	–	(0.10)	$9.13	30.76%	$9,371	0.91%	1.70%	0.95%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.94)	(2.83)	(0.10)	–	(0.10)	$7.07	(28.35)%	$9,595	0.81%	1.58%	0.99%	114.39%
Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.33	0.07	1.85	1.92	–	–	–	$12.25	18.59%	$415,639,155	1.03%	1.21%	1.07%	37.83%
Year Ended December 31, 2012(e)	$9.93	0.16	1.43	1.59	(0.12)	(1.07)	(1.19)	$10.33	16.35%	$372,215,249	1.05%	1.51%	1.07%	101.64%
Year Ended December 31, 2011(e)	$10.30	0.10	(0.34)	(0.24)	(0.09)	(0.04)	(0.13)	$9.93	(2.32)%	$380,200,468	1.07%	0.95%	1.07%	100.01%
Year Ended December 31, 2010(e)	$9.13	0.14	1.64	1.78	(0.13)	(0.48)	(0.61)	$10.30	19.63%	$451,700,368	1.07%	1.42%	1.10%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.11	2.03	2.14	(0.08)	–	(0.08)	$9.13	30.47%	$479,483,845	1.08%	1.35%	1.11%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.10	(2.94)	(2.84)	(0.09)	–	(0.09)	$7.07	(28.50)%	$175,240,571	1.15%	1.47%	1.21%	114.39%
Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.34	0.08	1.85	1.93	–	–	–	$12.27	18.67%	$529,390,114	0.77%	1.47%	0.81%	37.83%
Year Ended December 31, 2012(e)	$9.93	0.19	1.43	1.62	(0.14)	(1.07)	(1.21)	$10.34	16.73%	$476,977,907	0.79%	1.81%	0.81%	101.64%
Year Ended December 31, 2011(e)	$10.30	0.13	(0.35)	(0.22)	(0.11)	(0.04)	(0.15)	$9.93	(2.06)%	$367,586,880	0.81%	1.26%	0.81%	100.01%
Year Ended December 31, 2010(e)	$9.14	0.16	1.64	1.80	(0.16)	(0.48)	(0.64)	$10.30	19.81%	$284,817,077	0.81%	1.70%	0.83%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.13	2.04	2.17	(0.10)	–	(0.10)	$9.14	30.90%	$113,186,682	0.82%	1.62%	0.85%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.13	(2.96)	(2.83)	(0.10)	–	(0.10)	$7.07	(28.35)%	$33,267,028	0.81%	1.95%	0.96%	114.39%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$16,473,495	$—	$—	$16,473,495
Airlines	8,608,180	—	—	8,608,180
Auto Components	17,333,760	—	—	17,333,760
Automobiles	1,062,170	—	—	1,062,170
Beverages	8,473,672	—	—	8,473,672
Biotechnology	5,673,684	—	—	5,673,684
Capital Markets	22,366,384	—	—	22,366,384
Chemicals	24,396,408	—	—	24,396,408
Commercial Banks	60,403,361	—	—	60,403,361
Commercial Services & Supplies	30,719,905	—	—	30,719,905
Communications Equipment	2,949,906	—	—	2,949,906
Computers & Peripherals	9,755,989	—	—	9,755,989
Construction & Engineering	12,018,238	—	—	12,018,238
Containers & Packaging	17,262,274	—	—	17,262,274
Diversified Consumer Services	4,295,700	—	—	4,295,700
Diversified Telecommunication Services	14,217,474	—	—	14,217,474
Electric Utilities	38,286,509	—	—	38,286,509
Electrical Equipment	14,381,754	—	—	14,381,754
Electronic Equipment, Instruments & Components	17,371,055	—	—	17,371,055
Energy Equipment & Services	9,128,158	—	—	9,128,158
Food & Staples Retailing	4,239,324	—	—	4,239,324
Food Products	10,982,454	—	—	10,982,454
Gas Utilities	9,572,938	—	—	9,572,938
Health Care Equipment & Supplies	39,655,428	—	—	39,655,428
Health Care Providers & Services	43,680,108	—	—	43,680,108
Hotels, Restaurants & Leisure	10,590,110	—	—	10,590,110
Household Durables	4,068,330	—	—	4,068,330
Household Products	3,031,118	—	—	3,031,118
Industrial Conglomerates	—	3,577,285	—	3,577,285
Information Technology Services	26,038,364	—	—	26,038,364
Insurance	108,732,912	—	—	108,732,912
Internet & Catalog Retail	6,472,710	—	—	6,472,710
Leisure Equipment & Products	688,185	—	—	688,185
Life Sciences Tools & Services	3,438,716	—	—	3,438,716
Machinery	12,927,549	—	—	12,927,549
Media	17,882,230	—	—	17,882,230
Metals & Mining	5,076,416	—	—	5,076,416
Multiline Retail	3,647,289	—	—	3,647,289
Multi-Utilities	36,978,455	—	—	36,978,455
Oil, Gas & Consumable Fuels	64,322,316	—	—	64,322,316
Paper & Forest Products	4,659,274	—	—	4,659,274
Personal Products	2,471,782	—	—	2,471,782
Pharmaceuticals	19,374,544	—	—	19,374,544
Professional Services	2,958,034	—	—	2,958,034
Real Estate Investment Trusts (REITs)	32,319,275	—	—	32,319,275
Road & Rail	16,754,615	—	—	16,754,615
Semiconductors & Semiconductor Equipment	42,527,638	—	—	42,527,638
Software	4,895,730	—	—	4,895,730

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Specialty Retail	$20,843,976	$—	$—	$20,843,976
Textiles, Apparel & Luxury Goods	697,240	—	—	697,240
Thrifts & Mortgage Finance	5,258,552	—	—	5,258,552
Tobacco	1,286,725	—	—	1,286,725
Water Utilities	6,769,966	—	—	6,769,966
Wireless Telecommunication Services	5,436,195	—	—	5,436,195
Total Common Stocks	$913,456,574	$3,577,285	$—	$917,033,859
Exchange Traded Fund	8,793,588	—	—	8,793,588
Forward Foreign Currency Contracts	—	20,665	—	20,665
Mutual Fund	19,739,876	—	—	19,739,876
Repurchase Agreements	—	35,333,068	—	35,333,068
Warrant	282,593	—	—	282,593
Total Assets	$942,272,631	$38,931,018	$—	$981,203,649
Liabilities:
Forward Foreign Currency Contracts	—	(2,651)	—	(2,651)
Total Liabilities	$—	$(2,651)	$—	$(2,651)
Total	$942,272,631	$38,928,367	$—	$981,200,998

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At June 30, 2013, the Fund had no open futures contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$20,665
Total		$20,665

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(2,651)
Total		$(2,651)

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts Currency risk	$417,017
Futures Contracts Equity risk	1,292
Total	$418,309

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency risk	$10,272
Total	$10,272

Information about forward foreign currency contracts reflected as of the date of this report is generally indicative of the type and volume of forward foreign currency contract activity of the Fund for the six months ended June 30, 2013. During the period from April 29, 2013 through May 1, 2013, the Fund held futures contracts with an average notional balance of $10,207,113. For the remainder of the six months ended June 30, 2013, the Fund had no investments in futures contracts.

(e)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (forward foreign currency contracts). For derivatives traded under an ISDA Master Agreement, the collateral

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$20,665	$—	$20,665
Total	$20,665	$—	$20,665

Amounts designated as “—“ are zero or have been rounded to zero.

Financial Assets, Derivative Assets and Collateral Held by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
JPMorgan Chase Bank	$667	$(667)	$—	$—
UBS AG	17,638	(19)	—	17,619
Credit Suisse International	2,360	(67)	—	2,293
Total	$20,665	$(753)	$—	$19,912

Amounts designated as “—“ are zero or have been rounded to zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(2,651)	$—	$(2,651)
Total	$(2,651)	$—	$(2,651)

Amounts designated as “—“ are zero or have been rounded to zero.

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
JPMorgan Chase Bank	$(2,565)	$667	$—	$(1,898)
UBS AG	(19)	19	—	—
Credit Suisse International	(67)	67	—	—
Total	$(2,651)	$753	$—	$(1,898)

Amounts designated as “—“ are zero or have been rounded to zero.

(f)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

26

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Fund’s loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$34,324,889
Collateral offsetting	35,333,068
Net Amount(1)	$1,008,179

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(g)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$35,333,068
Collateral offsetting	36,039,896
Net Amount(1)	$706,828

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

27

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(j)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

28

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(k)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3. Transactions	with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
American Century Investments Management, Inc.
Columbia Management Investment Advisors, LLC
Thompson, Siegel, Walmsley LLC

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.73%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.81% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Six Months Ended June 30, 2013 Amount	Total
$165,007	$9,533	$—	$—	$174,540

Amounts designated as “—” are zero or have been rounded to zero.

29

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Pursuant to the Expense Limitation Agreement, during the six months ended June 30, 2013, the Fund reimbursed NFA in the amount of $27,832.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $202,415, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $154,660 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $1,626.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $20,236 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear

30

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $340,788,182 and sales of $394,866,594 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $14,388 of brokerage commissions.

31

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$850,797,672	$140,945,429	$(10,560,117)	$130,385,312

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

32

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

33

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate was below, and the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was at, the respective medians of the Fund’s expense group (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year). The Trustees also noted that the Fund had achieved total return performance of its Class Y shares above the median of the funds in its performance universe for the three-year period ended September 30, 2012. The Trustees determined that the Fund’s

34

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

35

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation

(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

36

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

37

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

38

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

39

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40

NVIT Multi-Manager Small Cap Growth Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

27	Supplemental Information

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCG (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Multi-Manager Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Multi-Manager Small Cap Growth Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,162.70	6.06	1.13
	Hypothetical	[b]	1,000.00	1,019.19	5.66	1.13
Class II Shares	Actual		1,000.00	1,161.80	7.40	1.38
	Hypothetical	[b]	1,000.00	1,017.95	6.90	1.38
Class III Shares	Actual		1,000.00	1,163.70	6.01	1.12
	Hypothetical	[b]	1,000.00	1,019.24	5.61	1.12
Class Y Shares	Actual		1,000.00	1,164.50	5.21	0.97
	Hypothetical	[b]	1,000.00	1,019.98	4.86	0.97

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Multi-Manager Small Cap Growth Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	98.3%
Repurchase Agreements	11.5%
Mutual Fund	1.9%
Exchange Traded Fund	0.6%
Liabilities in excess of other assets††	(12.3%)

100.0%

Top Industries †††
Software	10.7%
Specialty Retail	5.3%
Health Care Equipment & Supplies	4.5%
Biotechnology	4.4%
Machinery	3.9%
Internet Software & Services	3.6%
Hotels, Restaurants & Leisure	3.5%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	3.3%
Aerospace & Defense	2.5%
Other Industries*	55.0%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund — Institutional Class	1.7%
CommVault Systems, Inc.	1.0%
Aspen Technology, Inc.	1.0%
Imperva, Inc.	1.0%
Cornerstone OnDemand, Inc.	1.0%
Buffalo Wild Wings, Inc.	1.0%
On Assignment, Inc.	1.0%
Steven Madden Ltd.	0.9%
Ultimate Software Group, Inc.	0.9%
A.O. Smith Corp.	0.9%
Other Holdings*	89.6%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Please refer to Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 98.3%

	Shares	Market Value

Aerospace & Defense 2.8%
Astronics Corp.*	15,592	$637,245
B/E Aerospace, Inc.*	11,450	722,266
Esterline Technologies Corp.*	7,985	577,236
HEICO Corp.	15,965	804,157
Hexcel Corp.*	38,240	1,302,072
Moog, Inc., Class A*	11,555	595,429
Teledyne Technologies, Inc.*	10,050	777,367

		5,415,772

Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	11,500	214,245
Dorman Products, Inc.	11,790	537,977
Tenneco, Inc.*	29,935	1,355,457

		2,107,679

Biotechnology 5.0%
Acorda Therapeutics, Inc.*	17,100	564,129
Aegerion Pharmaceuticals, Inc.*	12,900	817,086
Alkermes PLC*	38,175	1,094,859
Cubist Pharmaceuticals, Inc.*	32,890	1,588,587
Exelixis, Inc.* (a)	88,235	400,587
Hyperion Therapeutics, Inc.* (a)	6,000	132,000
ImmunoGen, Inc.* (a)	34,645	574,761
Incyte Corp., Ltd.* (a)	21,675	476,850
Ironwood Pharmaceuticals, Inc.*	35,246	350,698
Medivation, Inc.*	10,360	509,712
NPS Pharmaceuticals, Inc.*	65,175	984,142
Puma Biotechnology, Inc.*	10,425	462,557
Rigel Pharmaceuticals, Inc.* (a)	53,815	179,742
Seattle Genetics, Inc.* (a)	24,195	761,175
TESARO, Inc.*	17,000	556,580
Trius Therapeutics, Inc.* (a)	39,325	319,319

		9,772,784

Building Products 2.0%
A.O. Smith Corp.	53,630	1,945,697
AAON, Inc.	11,000	363,880
American Woodmark Corp.*	17,800	617,660
Lennox International, Inc.	11,965	772,221
Ply Gem Holdings, Inc.*	9,920	198,995

		3,898,453

Capital Markets 1.1%
Artisan Partners Asset Management, Inc.*	10,930	545,516
Evercore Partners, Inc., Class A	11,080	435,222
Financial Engines, Inc.	16,380	746,764
Virtus Investment Partners, Inc.*	2,350	414,235

		2,141,737

Common Stocks (continued)

	Shares	Market Value

Chemicals 0.9%
Olin Corp.	24,020	$574,558
OMNOVA Solutions, Inc.*	39,835	319,078
PolyOne Corp.	34,025	843,140

		1,736,776

Commercial Banks 2.5%
Boston Private Financial Holdings, Inc.	51,635	549,396
First Merchants Corp.	24,440	419,146
Flushing Financial Corp.	18,735	308,191
PrivateBancorp, Inc.	43,160	915,424
Signature Bank*	12,600	1,046,052
Umpqua Holdings Corp.	29,490	442,645
Western Alliance Bancorp*	53,560	847,855
Wintrust Financial Corp.	10,730	410,744

		4,939,453

Commercial Services & Supplies 1.3%
Deluxe Corp.	17,965	622,487
Healthcare Services Group, Inc.	21,790	534,291
Mobile Mini, Inc.*	40,780	1,351,857

		2,508,635

Communications Equipment 1.1%
Aruba Networks, Inc.*	10,820	166,195
Oplink Communications, Inc.*	30,935	537,341
Plantronics, Inc.	16,990	746,201
Ubiquiti Networks, Inc.	42,535	746,064

		2,195,801

Computers & Peripherals 0.6%
Stratasys Ltd.*	13,680	1,145,563

Construction Materials 1.0%
Caesarstone Sdot-Yam Ltd.*	18,070	492,046
Eagle Materials, Inc.	15,260	1,011,280
Headwaters, Inc.*	56,825	502,333

		2,005,659

Consumer Finance 1.3%
Credit Acceptance Corp.*	3,760	394,988
DFC Global Corp.*	34,205	472,371
Portfolio Recovery Associates, Inc.*	10,430	1,602,361

		2,469,720

Containers & Packaging 0.6%
Graphic Packaging Holding Co.*	71,315	551,978
Silgan Holdings, Inc.	15,120	710,035

		1,262,013

Distributors 0.5%
Core-Mark Holding Co., Inc.	14,920	947,420

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Contined)

Common Stocks (continued)

	Shares	Market Value

Diversified Consumer Services 0.3%
Sotheby’s	15,480	$586,847

Electric Utilities 0.3%
UNS Energy Corp.	12,600	563,598

Electrical Equipment 2.2%
Acuity Brands, Inc.	11,890	897,933
AZZ, Inc.	15,860	611,561
Belden, Inc.	13,445	671,309
Franklin Electric Co., Inc.	18,595	625,722
Generac Holdings, Inc.	18,040	667,660
GrafTech International Ltd.* (a)	28,760	209,373
Polypore International, Inc.* (a)	14,410	580,723

		4,264,281

Electronic Equipment, Instruments & Components 0.9%
CDW Corp.*	19,600	364,952
Coherent, Inc.	6,290	346,390
IPG Photonics Corp.	10,380	630,378
OSI Systems, Inc.*	5,770	371,703

		1,713,423

Energy Equipment & Services 1.8%
Atwood Oceanics, Inc.*	14,480	753,684
Dril-Quip, Inc.*	12,060	1,088,897
Forum Energy Technologies, Inc.*	22,060	671,286
Helix Energy Solutions Group, Inc.*	22,920	528,077
ION Geophysical Corp.*	65,470	394,129

		3,436,073

Food & Staples Retailing 1.5%
Casey’s General Stores, Inc.	17,965	1,080,774
Fairway Group Holdings Corp.*	10,710	258,861
Natural Grocers by Vitamin Cottage, Inc.* (a)	20,415	632,865
Susser Holdings Corp.*	18,740	897,271

		2,869,771

Food Products 0.8%
Annie’s, Inc.*	10,820	462,447
Boulder Brands, Inc.*	45,580	549,239
Darling International, Inc.*	33,820	631,081

		1,642,767

Health Care Equipment & Supplies 5.0%
Abaxis, Inc.	11,340	538,763
Atrion Corp.	1,740	380,556
Cooper Cos., Inc. (The)	15,230	1,813,132
Cyberonics, Inc.*	11,980	622,481
DexCom, Inc.*	68,125	1,529,406
Globus Medical, Inc., Class A* (a)	28,105	473,850
HeartWare International, Inc.*	5,445	517,874
ICU Medical, Inc.*	12,910	930,295
Insulet Corp.*	24,210	760,436

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Sirona Dental Systems, Inc.*	19,080	$1,256,990
Spectranetics Corp.*	24,530	458,220
Vascular Solutions, Inc.*	17,940	263,897
Volcano Corp.*	17,430	316,006

		9,861,906

Health Care Providers & Services 3.7%
Acadia Healthcare Co., Inc.*	22,660	749,366
Air Methods Corp.	9,910	335,751
Capital Senior Living Corp.*	28,480	680,672
Corvel Corp.*	18,300	535,641
HealthSouth Corp.*	27,795	800,496
MWI Veterinary Supply, Inc.*	5,060	623,594
Owens & Minor, Inc. (a)	12,965	438,606
Team Health Holdings, Inc.*	38,080	1,563,946
U.S. Physical Therapy, Inc.	16,160	446,663
WellCare Health Plans, Inc.*	17,555	975,180

		7,149,915

Health Care Technology 0.6%
Medidata Solutions, Inc.*	10,550	817,097
Merge Healthcare, Inc.*	72,985	262,746

		1,079,843

Hotels, Restaurants & Leisure 3.9%
Bloomin’ Brands, Inc.*	43,960	1,093,725
Brinker International, Inc.	19,065	751,733
Buffalo Wild Wings, Inc.*	21,310	2,091,790
Chuy’s Holdings, Inc.*	15,580	597,337
Del Frisco’s Restaurant Group, Inc.*	21,840	467,595
Fiesta Restaurant Group, Inc.*	14,060	483,523
Ignite Restaurant Group, Inc.*	32,670	616,483
Marriott Vacations Worldwide Corp.*	16,935	732,269
Multimedia Games Holding Co., Inc.*	1,720	44,840
Noodles & Co.*	2,200	80,850
Panera Bread Co., Class A*	3,430	637,774

		7,597,919

Household Durables 1.4%
La-Z-Boy, Inc.	38,200	774,314
Ryland Group, Inc. (The)	12,770	512,077
Standard Pacific Corp.*	151,980	1,265,993
Taylor Morrison Home Corp., Class A*	10,130	246,970

		2,799,354

Information Technology Services 2.4%
Cass Information Systems, Inc.	18,365	846,627
Heartland Payment Systems, Inc. (a)	18,465	687,821
Higher One Holdings, Inc.* (a)	55,545	646,544
MAXIMUS, Inc.	9,640	717,987
Sapient Corp.*	47,260	617,216
WEX, Inc.*	14,989	1,149,656

		4,665,851

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Contined)

Common Stocks (continued)

	Shares	Market Value

Insurance 1.4%
AMERISAFE, Inc.	16,800	$544,152
ProAssurance Corp.	31,710	1,653,994
Protective Life Corp.	14,200	545,422

		2,743,568

Internet & Catalog Retail 0.8%
HomeAway, Inc.*	19,230	621,898
HSN, Inc.	16,195	869,996

		1,491,894

Internet Software & Services 4.0%
Cornerstone OnDemand, Inc.*	48,450	2,097,401
CoStar Group, Inc.*	10,660	1,375,886
j2 Global, Inc.(a)	25,630	1,089,531
Keynote Systems, Inc.	28,645	566,025
LivePerson, Inc.*	45,365	406,244
OpenTable, Inc.*	11,770	752,692
Shutterstock, Inc.*	2,830	157,857
Tremor Video, Inc.*	21,200	190,800
Web.com Group, Inc.*	45,530	1,165,568

		7,802,004

IT Services 0.1%
Blackhawk Network Holdings, Inc.*	8,410	195,112

Leisure Equipment & Products 0.7%
Arctic Cat, Inc.	17,305	778,379
LeapFrog Enterprises, Inc.* (a)	53,595	527,375

		1,305,754

Life Sciences Tools & Services 1.4%
Bruker Corp.*	38,860	627,589
ICON PLC*	35,260	1,249,262
PAREXEL International Corp.*	19,320	887,561

		2,764,412

Machinery 4.4%
Altra Holdings, Inc.	25,310	692,988
Chart Industries, Inc.*	18,055	1,698,795
Lindsay Corp.	7,150	536,107
Manitowoc Co., Inc. (The)	30,540	546,971
Middleby Corp.*	7,150	1,216,143
Nordson Corp.	10,920	756,865
Proto Labs, Inc.*	9,220	599,023
Sun Hydraulics Corp.	13,835	432,759
Trimas Corp.*	22,895	853,526
Wabtec Corp.	23,820	1,272,703

		8,605,880

Media 1.3%
Lions Gate Entertainment Corp.*	39,830	1,094,130
Nexstar Broadcasting Group, Inc., Class A	20,640	731,895
Sinclair Broadcast Group, Inc., Class A	26,230	770,637

		2,596,662

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 3.7%
Bonanza Creek Energy, Inc.*	14,980	$531,191
CVR Energy, Inc.	4,770	226,098
Diamondback Energy, Inc.*	11,900	396,508
Energy XXI (Bermuda) Ltd. (a)	28,700	636,566
EPL Oil & Gas, Inc.*	16,545	485,761
Gulfport Energy Corp.*	11,555	543,894
Oasis Petroleum, Inc.*	31,540	1,225,960
PBF Energy, Inc. (a)	16,885	437,322
Rex Energy Corp.*	66,280	1,165,202
Rosetta Resources, Inc.*	21,635	919,920
SemGroup Corp., Class A	12,600	678,636

		7,247,058

Paper & Forest Products 0.2%
KapStone Paper and Packaging Corp.	12,230	491,401

Personal Products 0.8%
Elizabeth Arden, Inc.*	19,150	863,091
Prestige Brands Holdings, Inc.*	24,180	704,605

		1,567,696

Pharmaceuticals 2.4%
Cadence Pharmaceuticals, Inc.*	60,675	413,803
Jazz Pharmaceuticals PLC*	9,460	650,186
Medicines Co. (The)*	57,450	1,767,162
Optimer Pharmaceuticals, Inc.*	36,405	526,780
Salix Pharmaceuticals Ltd.*	15,965	1,056,085
Santarus, Inc.*	16,800	353,640

		4,767,656

Professional Services 2.4%
Advisory Board Co. (The)*	20,780	1,135,627
Exponent, Inc.	15,805	934,234
GP Strategies Corp.*	25,875	616,342
On Assignment, Inc.*	77,630	2,074,274

		4,760,477

Real Estate Investment Trusts (REITs) 1.4%
Colonial Properties Trust	18,845	454,541
Coresite Realty Corp.	25,035	796,363
Glimcher Realty Trust	44,515	486,104
Ramco-Gershenson Properties Trust	21,360	331,721
Sunstone Hotel Investors, Inc.*	51,360	620,429

		2,689,158

Real Estate Management & Development 0.2%
Altisource Residential Corp.* (a)	24,075	401,812

Road & Rail 1.9%
Avis Budget Group, Inc.*	35,705	1,026,519
Celadon Group, Inc.	22,950	418,838
Genesee & Wyoming, Inc., Class A*	14,590	1,237,816

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Contined)

Common Stocks (continued)

	Shares	Market Value

Road & Rail (continued)
Marten Transport Ltd.	24,893	$390,065
Roadrunner Transportation Systems, Inc.*	20,630	574,339

		3,647,577

Semiconductors & Semiconductor Equipment 2.0%
Cavium, Inc.*	18,160	642,319
Mindspeed Technologies, Inc.* (a)	69,395	224,840
Monolithic Power Systems, Inc.	52,780	1,272,526
Nanometrics, Inc.*	30,065	441,054
Semtech Corp.*	20,250	709,357
Ultratech, Inc.*	16,995	624,056

		3,914,152

Software 12.1%
Aspen Technology, Inc.*	75,050	2,160,689
CommVault Systems, Inc.*	28,830	2,187,909
Fair Isaac Corp.	17,860	818,524
FleetMatics Group PLC* (a)	23,900	794,197
Guidewire Software, Inc.*	41,180	1,731,619
Imperva, Inc.*	46,930	2,113,727
Infoblox, Inc.*	35,760	1,046,338
Interactive Intelligence Group, Inc.*	14,740	760,584
Manhattan Associates, Inc.*	5,670	437,497
Mitek Systems, Inc.* (a)	63,330	366,047
Model N, Inc.* (a)	35,670	833,251
Netscout Systems, Inc.*	23,595	550,707
NetSuite, Inc.*	15,640	1,434,814
PTC, Inc.*	31,645	776,252
QLIK Technologies, Inc.*	47,980	1,356,395
ServiceNow, Inc.*	17,690	714,499
Solera Holdings, Inc.	8,825	491,111
Sourcefire, Inc.*	14,470	803,809
Splunk, Inc.*	19,970	925,809
Tableau Software, Inc., Class A*	4,150	229,993
Tyler Technologies, Inc.*	14,735	1,010,084
Ultimate Software Group, Inc.*	17,230	2,020,907

		23,564,762

Specialty Retail 5.9%
Asbury Automotive Group, Inc.*	33,300	1,335,330
Ascena Retail Group, Inc.*	34,535	602,636
Conn’s, Inc.*	32,070	1,659,943
CST Brands, Inc.*	14,010	431,648
DSW, Inc., Class A	12,400	911,028
Five Below, Inc.*	20,590	756,889
Group 1 Automotive, Inc.	10,395	668,710
Lithia Motors, Inc., Class A	25,890	1,380,196
Lumber Liquidators Holdings, Inc.*	14,620	1,138,459
Mattress Firm Holding Corp.* (a)	26,675	1,075,003
Pier 1 Imports, Inc.	42,290	993,392
Restoration Hardware Holdings, Inc.*	8,920	669,000

		11,622,234

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods 2.1%
Fifth & Pacific Cos., Inc.*	38,495	$859,978
Oxford Industries, Inc.	5,665	353,496
Steven Madden Ltd.*	42,195	2,041,394
Under Armour, Inc., Class A*	15,200	907,592

		4,162,460

Thrifts & Mortgage Finance 0.3%
EverBank Financial Corp.	3,700	61,272
Ocwen Financial Corp.*	12,790	527,204

		588,476

Trading Companies & Distributors 2.2%
Applied Industrial Technologies, Inc.	13,125	634,331
Beacon Roofing Supply, Inc.*	28,230	1,069,352
H&E Equipment Services, Inc.	61,080	1,286,956
United Rentals, Inc.*	24,790	1,237,269

		4,227,908

Total Common Stocks (cost $168,282,818)		191,937,126

Exchange Traded Fund 0.6%
Equity Fund 0.6%
iShares Russell 2000 Growth Index Fund (a)	10,915	1,217,132

Total Exchange Traded Fund (cost $1,193,703)		1,217,132

Mutual Fund 1.9%
Money Market Fund 1.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (b)	3,695,065	3,695,065

Total Mutual Fund (cost $3,695,065)		3,695,065

Repurchase Agreements 11.5%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $5,000,050, collateralized by U.S. Government Agency Securities ranging from 0.00% — 7.25%, maturing 07/01/13 — 07/17/37; total market value $5,100,008. (c)	$5,000,000	5,000,000

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Contined)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $7,477,765, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/20/37; total market value $7,627,316. (c)	$7,477,696	$7,477,696
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $10,000,092, collateralized by U.S. Government Agency Securities, ranging from 1.13% — 5.50%, maturing 04/20/24 — 05/20/43; total market value $10,200,060. (c)	10,000,000	10,000,000

Total Repurchase Agreements (cost $22,477,696)		22,477,696

Total Investments (cost $195,649,282) (d) — 112.3%		219,327,019

Liabilities in excess of other assets — (12.3%)		(23,985,470)

NET ASSETS — 100.0%		$195,341,549

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $21,848,052.

(b)	Represents 7-day effective yield as of June 30, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $22,477,696.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Multi- Manager Small Cap Growth Fund
Assets:
Investments, at value* (cost $173,171,586)	$196,849,323
Repurchase agreements, at value and cost	22,477,696

Total Investments	219,327,019

Dividends receivable	38,065
Security lending income receivable	12,875
Receivable for investments sold	1,437,361
Receivable for capital shares issued	26,710
Prepaid expenses	1,378

Total Assets	220,843,408

Liabilities:
Payable for investments purchased	2,668,662
Payable for capital shares redeemed	160,044
Payable upon return of securities loaned (Note 2)	22,477,696
Accrued expenses and other payables:
Investment advisory fees	134,908
Fund administration fees	11,937
Distribution fees	4,142
Administrative servicing fees	18,939
Accounting and transfer agent fees	438
Trustee fees	56
Custodian fees	1,061
Compliance program costs (Note 3)	154
Professional fees	12,691
Printing fees	10,886
Other	245

Total Liabilities	25,501,859

Net Assets	$195,341,549

Represented by:
Capital	$143,159,572
Accumulated net investment loss	(340,380)
Accumulated net realized gains from investment transactions	28,844,620
Net unrealized appreciation/(depreciation) from investments	23,677,737

Net Assets	$195,341,549

Net Assets:
Class I Shares	$49,642,873
Class II Shares	20,070,496
Class III Shares	914,628
Class Y Shares	124,713,552

Total	$195,341,549

*	Includes value of securities on loan of $21,848,052 (Note 2).

12

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Multi- Manager Small Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,454,081
Class II Shares	1,019,989
Class III Shares	45,454
Class Y Shares	6,115,497

Total	9,635,021

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$20.23
Class II Shares	$19.68
Class III Shares	$20.12
Class Y Shares	$20.39

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Multi- Manager Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$521,075
Income from securities lending (Note 2)	87,100
Foreign tax withholding	(768)

Total Income	607,407

EXPENSES:
Investment advisory fees	848,607
Fund administration fees	63,015
Distribution fees Class II Shares	24,472
Administrative servicing fees Class I Shares	36,168
Administrative servicing fees Class II Shares	14,683
Administrative servicing fees Class III Shares	566
Professional fees	13,216
Printing fees	12,009
Trustee fees	3,662
Custodian fees	3,194
Accounting and transfer agent fees	2,008
Compliance program costs (Note 3)	312
Other	5,975

Total expenses before earnings credit and fees waived	1,027,887

Earnings credit (Note 5)	(76)
Investment advisory fees waived (Note 3)	(80,024)

Net Expenses	947,787

NET INVESTMENT LOSS	(340,380)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	19,350,782
Net change in unrealized appreciation/(depreciation) from investments	8,278,388

Net realized/unrealized gains from investments	27,629,170

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$27,288,790

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment loss	$(340,380)	$(663,362)
Net realized gains from investment transactions	19,350,782	13,702,742
Net change in unrealized appreciation/(depreciation) from investments	8,278,388	10,458,994

Change in net assets resulting from operations	27,288,790	23,498,374

Change in net assets from capital transactions	4,673,247	(33,535,313)

Change in net assets	31,962,037	(10,036,939)

Net Assets:
Beginning of period	163,379,512	173,416,451

End of period	$195,341,549	$163,379,512

Accumulated net investment loss at end of period	$(340,380)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,860,310	$4,778,472
Dividends reinvested	–	–
Cost of shares redeemed	(6,988,862)	(13,189,908)

Total Class I Shares	(5,128,552)	(8,411,436)

Class II Shares
Proceeds from shares issued	1,146,982	4,434,399
Dividends reinvested	–	–
Cost of shares redeemed	(2,639,985)	(11,111,522)

Total Class II Shares	(1,493,003)	(6,677,123)

Class III Shares
Proceeds from shares issued	445,636	236,291
Dividends reinvested	–	–
Cost of shares redeemed	(185,747)	(282,385)

Total Class III Shares	259,889	(46,094)

Class Y Shares
Proceeds from shares issued	16,443,698	10,893,951
Dividends reinvested	–	–
Cost of shares redeemed	(5,408,785)	(29,294,611)

Total Class Y Shares	11,034,913	(18,400,660)

Change in net assets from capital transactions	$4,673,247	$(33,535,313)

15

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	96,240	280,569
Reinvested	–	–
Redeemed	(370,591)	(781,651)

Total Class I Shares	(274,351)	(501,082)

Class II Shares
Issued	61,905	267,390
Reinvested	–	–
Redeemed	(142,687)	(673,256)

Total Class II Shares	(80,782)	(405,866)

Class III Shares
Issued	23,300	13,869
Reinvested	–	–
Redeemed	(9,477)	(16,875)

Total Class III Shares	13,823	(3,006)

Class Y Shares
Issued	866,836	646,881
Reinvested	–	–
Redeemed	(276,382)	(1,661,531)

Total Class Y Shares	590,454	(1,014,650)

Total change in shares	249,144	(1,924,604)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Loss to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$17.39	(0.04)	2.88	2.84	–	–	–	$20.23	16.27%	$49,642,873	1.13%	(0.46)%	1.21%	88.11%
Year Ended December 31, 2012(e)	$15.33	(0.07)	2.13	2.06	–	–	–	$17.39	13.44%	$47,434,273	1.16%	(0.44)%	1.22%	82.85%
Year Ended December 31, 2011(e)	$15.43	(0.14)	0.04	(0.10)	–	–	–	$15.33	(0.65)%	$49,505,219	1.13%	(0.85)%	1.16%	104.88%
Year Ended December 31, 2010(e)	$12.30	(0.12)	3.25	3.13	–	–	–	$15.43	25.45%	$58,023,723	1.22%	(0.93)%	1.22%	101.39%
Year Ended December 31, 2009(e)	$9.65	(0.10)	2.75	2.65	–	–	–	$12.30	27.46%	$50,456,742	1.28%	(1.02)%	1.28%	115.90%
Year Ended December 31, 2008	$18.01	(0.08)	(8.28)	(8.36)	–	–	–	$9.65	(46.42)%	$46,899,774	1.26%	(0.50)%	1.26%	103.33%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$16.93	(0.07)	2.82	2.75	–	–	–	$19.68	16.18%	$20,070,496	1.38%	(0.71)%	1.46%	88.11%
Year Ended December 31, 2012(e)	$14.97	(0.11)	2.07	1.96	–	–	–	$16.93	13.09%	$18,638,352	1.41%	(0.69)%	1.47%	82.85%
Year Ended December 31, 2011(e)	$15.10	(0.17)	0.04	(0.13)	–	–	–	$14.97	(0.86)%	$22,549,222	1.39%	(1.10)%	1.42%	104.88%
Year Ended December 31, 2010(e)	$12.07	(0.15)	3.18	3.03	–	–	–	$15.10	25.10%	$17,719,132	1.47%	(1.18)%	1.47%	101.39%
Year Ended December 31, 2009(e)	$9.49	(0.13)	2.71	2.58	–	–	–	$12.07	27.19%	$13,225,952	1.53%	(1.28)%	1.53%	115.90%
Year Ended December 31, 2008	$17.75	(0.14)	(8.12)	(8.26)	–	–	–	$9.49	(46.54)%	$10,778,869	1.52%	(0.78)%	1.52%	103.33%

Class III Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$17.29	(0.04)	2.87	2.83	–	–	–	$20.12	16.37%	$914,628	1.12%	(0.43)%	1.22%	88.11%
Year Ended December 31, 2012(e)	$15.25	(0.07)	2.11	2.04	–	–	–	$17.29	13.38%	$547,000	1.16%	(0.42)%	1.22%	82.85%
Year Ended December 31, 2011(e)	$15.35	(0.14)	0.04	(0.10)	–	–	–	$15.25	(0.65)%	$528,163	1.16%	(0.86)%	1.19%	104.88%
Year Ended December 31, 2010(e)	$12.24	(0.12)	3.23	3.11	–	–	–	$15.35	25.41%	$543,205	1.22%	(0.92)%	1.22%	101.39%
Year Ended December 31, 2009(e)	$9.59	(0.10)	2.75	2.65	–	–	–	$12.24	27.63%	$248,694	1.28%	(1.04)%	1.28%	115.90%
Year Ended December 31, 2008	$17.91	(0.08)	(8.24)	(8.32)	–	–	–	$9.59	(46.45)%	$248,071	1.24%	(0.50)%	1.24%	103.33%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$17.51	(0.03)	2.91	2.88	–	–	–	$20.39	16.45%	$124,713,552	0.97%	(0.29)%	1.06%	88.11%
Year Ended December 31, 2012(e)	$15.42	(0.05)	2.14	2.09	–	–	–	$17.51	13.55%	$96,759,887	1.01%	(0.30)%	1.07%	82.85%
Year Ended December 31, 2011(e)	$15.50	(0.12)	0.04	(0.08)	–	–	–	$15.42	(0.52)%	$100,833,847	1.04%	(0.74)%	1.07%	104.88%
Year Ended December 31, 2010(e)	$12.34	(0.10)	3.26	3.16	–	–	–	$15.50	25.61%	$79,316,438	1.07%	(0.75)%	1.07%	101.39%
Year Ended December 31, 2009(e)	$9.66	(0.09)	2.77	2.68	–	–	–	$12.34	27.74%	$30,087,335	1.12%	(0.88)%	1.12%	115.90%
Period Ended December 31, 2008(f)	$14.36	–	(4.70)	(4.70)	–	–	–	$9.66	(32.73)%	$8,729,807	1.20%	(0.09)%	1.20%	103.33%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$191,937,126	$—	$—	$191,937,126
Exchange Traded Fund	1,217,132	—	—	1,217,132
Mutual Fund	3,695,065	—	—	3,695,065
Repurchase Agreements	—	22,477,696	—	22,477,696
Total Assets	$196,849,323	$22,477,696	$—	$219,327,019

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3.

(b)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(c)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Funds’ loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$21,848,052
Collateral offsetting	22,477,696
Net Amount(1)	$629,644

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(d)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$22,477,696
Collateral offsetting	22,927,384
Net Amount(1)	$449,688

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Oppenheimer Funds, Inc.
Wellington Management Company, LLP (a)
Waddell & Reed Investment Management Company (b)

(a)	Effective March 20, 2013, Wellington Management Company, LLP was appointed as a subadviser to the Fund.

(b)	Effective March 19, 2013, Waddell & Reed Investment Management Company was terminated and ceased serving as a subadviser to the Fund.

Prior to March 20, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.95%

Effective March 20, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.95%
$200 million and more	0.90%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.08% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Prior to March 20, 2013, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its Investment Advisory Fee an amount equal to $22,297, for which NFA shall not be entitled to later seek recoupment.

Effective March 20, 2013, NFA has agreed to waive an additional amount of its advisory fee for the Fund equal to 0.11% per annum based on the Fund’s average daily net assets until April 30, 2014. For the period from March 20, 2013 through June 30, 2013, NFA waived Investment Advisory fees in an amount equal to $57,727.

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $63,015 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $312.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares of the Fund.

For the six months ended June 30, 2013, NFS received $51,417 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $532 and $168, respectively.

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $159,645,319 and sales of $154,802,979 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $21,416 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$195,897,791	$27,048,970	$(3,619,742)	$23,429,228

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

26

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

27

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s Class II shares had achieved a level of total return performance above the median of the Fund’s peers for the three-year period ended September 30, 2012. They also considered that NFA presented to the Board at the Board’s March 2013 meetings a proposal that Wellington Management Company, LLP replace Waddell & Reed Investment Management Company (“Waddell & Reed”) as one of the sub-advisers to the Fund, in light of Waddell & Reed’s continuing underperformance. The Trustees noted that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or

28

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

expense limitations that were in effect during the Fund’s last fiscal year) were above the Fund’s respective expense group medians. The Trustees considered management’s view that multi-manager funds present unique complexities and issues supporting relatively high advisory fee levels. The Trustees also noted that, although the Fund’s actual advisory fee rate was 13.9 basis points above the actual advisory fee rate median and that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was 5.5 basis points above the total expense ratio (excluding 12b-1/non-12b-1 fees) median when compared to the Fund’s expense group, the Fund’s actual advisory fee rate was 1 basis point below the actual advisory fee rate median and the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) were at the total expense ratio (excluding 12b-1/non-12b-1 fees) median when compared to the customized multi-manager peer group, a peer group developed by NFA, which NFA considers a more appropriate peer group for multi-manager funds. The Trustees also considered that the Fund’s expenses have been trending downward over recent years, noting that, according to management, the Fund’s actual advisory fee rate had decreased by 5 basis points since 2011 and that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) had decreased by 17 basis points since 2009. The Trustees considered that, at the Trustees’ request, management implemented a new fee waiver and an advisory fee breakpoint at the Trustees’ March 2013 meetings.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

Approval of Subadvisory Agreement

At the March 14, 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), an investment subadvisory agreement with Wellington Management Company, LLP (“Wellington”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to Wellington in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, Independent Legal Counsel, and others.

In making their determinations, the Trustees took into account information as to Wellington’s account management style, investment philosophy and process, and past performance. In evaluating the Subadvisory Agreement, the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, including the structure of the sub-advisory fees, and the fact that NFA pays Wellington out of its advisory fees. The Trustees considered the view expressed by NFA that Wellington’s investment style would be a better complement to the Fund’s other sub-adviser than the existing sub-adviser’s style has been. The Trustees considered information provided by NFA as to Wellington’s favorable investment performance in comparable strategies in recent periods. They also considered that NFA planned to share with the Fund a portion of any savings due to the anticipated modification in the Fund’s subadvisory fees due to the appointment of Wellington. The Trustees considered that, at the Trustees’ request, management implemented a new fee waiver for the Fund at the Trustees’ March 2013 meeting.

29

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

After extensive discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by Wellington were consistent with the terms of the Subadvisory Agreement;

—	The prospects for satisfactory investment performance were reasonable;

—	The fees to be paid by the Fund to Wellington appeared to be fair and reasonable in light of the information provided; and

—	Profitability should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

A discussion of the Board’s considerations in approving the Fund’s investment advisory agreement with NFA is included above.

30

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

31

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

32

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

33

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

34

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

35

NVIT Multi-Manager Small Cap Value Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

33	Supplemental Information

36	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCV (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-Income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Multi-Manager Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Multi-Manager Small Cap Value Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual	1,000.00	1,177.10	5.72	1.06
	Hypothetical[b]	1,000.00	1,019.54	5.31	1.06
Class II Shares	Actual	1,000.00	1,174.50	7.06	1.31
	Hypothetical[b]	1,000.00	1,018.30	6.56	1.31
Class III Shares	Actual	1,000.00	1,176.00	5.72	1.06
	Hypothetical[b]	1,000.00	1,019.54	5.31	1.06
Class IV Shares	Actual	1,000.00	1,176.30	5.72	1.06
	Hypothetical[b]	1,000.00	1,019.54	5.31	1.06
Class Y Shares	Actual	1,000.00	1,176.80	4.91	0.91
	Hypothetical[b]	1,000.00	1,020.28	4.56	0.91

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Multi-Manager Small Cap Value Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	96.4%
Repurchase Agreements	6.4%
Mutual Fund	1.9%
U.S. Treasury Note	0.2%
Liabilities in excess of other assets	(4.9%)

100.0%

Top Industries ††
Commercial Banks	11.1%
Real Estate Investment Trusts (REITs)	7.6%
Machinery	4.4%
Insurance	3.7%
Semiconductors & Semiconductor Equipment	3.3%
Electric Utilities	3.3%
Health Care Equipment & Supplies	2.9%
Hotels, Restaurants & Leisure	2.7%
Electronic Equipment, Instruments & Components	2.6%
Health Care Providers & Services	2.5%
Other Industries*	55.9%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund — Institutional Class	1.8%
Rite Aid Corp.	0.8%
Iconix Brand Group, Inc.	0.8%
Spartan Stores, Inc.	0.8%
FirstMerit Corp.	0.8%
Sanmina Corp.	0.7%
WellCare Health Plans, Inc.	0.7%
Hanmi Financial Corp.	0.7%
CNO Financial Group, Inc.	0.7%
Capstead Mortgage Corp.	0.7%
Other Holdings*	91.5%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 96.4%

	Shares	Market Value

Aerospace & Defense 2.2%
AAR Corp.	57,400	$1,261,652
Curtiss-Wright Corp.	52,900	1,960,474
Engility Holdings, Inc.*	18,700	531,454
Esterline Technologies Corp.*	11,500	831,335
Hexcel Corp.*	55,820	1,900,671
LMI Aerospace, Inc.*	44,400	832,056
Moog, Inc., Class A*	3,475	179,067
Sypris Solutions, Inc.	33,330	106,989
Triumph Group, Inc.	34,800	2,754,420

		10,358,118

Air Freight & Logistics 0.1%
Pacer International, Inc.*	6,200	39,122
Park-Ohio Holdings Corp.*	9,600	316,608

		355,730

Airlines 0.8%
Republic Airways Holdings, Inc.*	249,189	2,823,312
SkyWest, Inc.	76,358	1,033,887

		3,857,199

Auto Components 1.2%
Cooper Tire & Rubber Co.	86,094	2,855,738
Dana Holding Corp.	98,314	1,893,528
Remy International, Inc. (a)	16,131	299,553
Standard Motor Products, Inc.	12,700	436,118
Stoneridge, Inc.*	30,616	356,370

		5,841,307

Biotechnology 1.1%
Achillion Pharmaceuticals, Inc.* (a)	5,200	42,536
Alkermes PLC*	84,351	2,419,187
Celldex Therapeutics, Inc.*	45,400	708,694
Esperion Therapeutics, Inc.*	18,200	256,620
Progenics Pharmaceuticals, Inc.*	25,100	111,946
Puma Biotechnology, Inc.*	18,500	820,845
TESARO, Inc.*	19,600	641,704

		5,001,532

Building Products 0.9%
Armstrong World Industries, Inc.*	46,560	2,225,103
Ply Gem Holdings, Inc.* (a)	11,800	236,708
Simpson Manufacturing Co., Inc.	53,460	1,572,793

		4,034,604

Capital Markets 2.1%
American Capital Ltd.*	52,200	661,374
Apollo Investment Corp.	104,720	810,533
Arlington Asset Investment Corp., Class A	74,700	1,997,478
Artisan Partners Asset Management, Inc.*	5,200	259,532
BGC Partners, Inc., Class A	87,300	514,197
Cowen Group, Inc., Class A*	218,133	632,586
Fidus Investment Corp. (a)	9,667	180,869

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Gladstone Capital Corp.	11,800	$96,406
KCAP Financial, Inc. (a)	47,338	533,026
Manning & Napier, Inc.	4,451	79,050
MCG Capital Corp.	45,172	235,346
Piper Jaffray Cos.*	37,000	1,169,570
Prospect Capital Corp. (a)	131,975	1,425,330
SWS Group, Inc.*	10,745	58,560
Waddell & Reed Financial, Inc., Class A	35,250	1,533,375

		10,187,232

Chemicals 2.4%
A. Schulman, Inc.	31,400	842,148
Axiall Corp. (a)	34,000	1,447,720
Chemtura Corp.*	95,139	1,931,322
Flotek Industries, Inc.*	140,500	2,520,570
FutureFuel Corp.	3,000	42,510
GSE Holding, Inc.*	4,500	26,055
H.B. Fuller Co.	7,400	279,794
Innospec, Inc.	3,300	132,594
Koppers Holdings, Inc.	6,700	255,806
Methanex Corp.	55,248	2,364,062
Minerals Technologies, Inc.	29,200	1,207,128
Zep, Inc.	24,800	392,584

		11,442,293

Commercial Banks 11.6%
1st Source Corp.	4,100	97,416
Bancfirst Corp.	4,800	223,440
Banco Latinoamericano de Comercio Exterior SA, Class E	14,800	331,372
Bank of Hawaii Corp.	44,710	2,249,807
Bank of Kentucky Financial Corp. (The)	3,000	85,320
Bank of the Ozarks, Inc.	1,952	84,580
BankUnited, Inc.	99,640	2,591,636
Banner Corp.	11,800	398,722
BBCN Bancorp, Inc.	22,200	315,684
BNC Bancorp	4,617	52,726
Boston Private Financial Holdings, Inc.	17,800	189,392
Camden National Corp.	3,000	106,410
Cardinal Financial Corp.	53,600	784,704
Cathay General Bancorp	22,200	451,770
Center Bancorp, Inc.	4,800	60,912
Chemical Financial Corp.	9,255	240,538
Citizens & Northern Corp.	15,900	307,188
City Holding Co.	17,400	677,730
CNB Financial Corp.	3,000	50,820
CoBiz Financial, Inc.	24,800	205,840
Columbia Banking System, Inc.	9,817	233,743
Community Bank System, Inc.	10,000	308,500
Community Trust Bancorp, Inc.	16,170	575,975
CVB Financial Corp.	232,248	2,731,237
East West Bancorp, Inc.	14,400	396,000
Enterprise Financial Services Corp.	25,900	413,364
Fidelity Southern Corp.*	8,306	102,745

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Financial Institutions, Inc.	18,500	$340,585
First Bancorp	7,000	98,700
First Bancorp, Inc.	1,800	31,464
First BanCorp, Puerto Rico*	47,000	332,760
First Busey Corp.	45,500	204,750
First Commonwealth Financial Corp.	143,500	1,057,595
First Community Bancshares, Inc.	27,000	423,360
First Financial Bancorp	29,200	435,080
First Financial Corp.	5,500	170,445
First Financial Holdings, Inc.	20,000	424,200
First Interstate BancSystem, Inc.	31,400	650,922
First Merchants Corp.	17,000	291,550
First Midwest Bancorp, Inc.	37,400	513,128
First Niagara Financial Group, Inc.	48,596	489,362
First of Long Island Corp. (The)	3,000	99,570
FirstMerit Corp.	189,197	3,789,616
Flushing Financial Corp.	129,940	2,137,513
FNB Corp.	70,700	854,056
FNB United Corp.* (a)	14,400	116,784
German American Bancorp, Inc.	3,000	67,560
Great Southern Bancorp, Inc.	5,500	148,280
Hampton Roads Bankshares, Inc.*	24,000	30,960
Hanmi Financial Corp.*	189,790	3,353,589
Heartland Financial USA, Inc.	15,200	417,848
Horizon Bancorp	13,700	279,617
IBERIABANK Corp.	8,900	477,129
Independent Bank Corp. (a)	17,000	586,500
Investors Bancorp, Inc.	92,800	1,956,224
Lakeland Bancorp, Inc.	3,941	41,105
Lakeland Financial Corp.	9,600	266,400
MainSource Financial Group, Inc.	27,000	362,610
Merchants Bancshares, Inc.	3,000	88,710
MetroCorp Bancshares, Inc.	12,200	119,072
National Penn Bancshares, Inc.	42,645	433,273
NBT Bancorp, Inc.	29,900	632,983
OFG Bancorp (a)	68,100	1,233,291
PacWest Bancorp	23,700	726,405
Park Sterling Corp.*	63,300	374,103
Peoples Bancorp, Inc.	15,800	333,064
Pinnacle Financial Partners, Inc.*	78,100	2,007,951
Preferred Bank, Los Angeles*	20,700	341,136
PrivateBancorp, Inc.	106,500	2,258,865
Renasant Corp.	18,700	455,158
Republic Bancorp, Inc., Class A	8,955	196,294
Sierra Bancorp	20,000	296,000
Southside Bancshares, Inc. (a)	12,297	293,652
Southwest Bancorp, Inc.*	76,400	1,008,480
StellarOne Corp.	12,900	253,485
Sterling Financial Corp.	34,300	815,654
Suffolk Bancorp*	3,300	53,922
Susquehanna Bancshares, Inc.	48,431	622,338
SY Bancorp, Inc.	5,500	134,915
Taylor Capital Group, Inc.*	10,400	175,656

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Texas Capital Bancshares, Inc.*	37,450	$1,661,282
Tompkins Financial Corp.	4,800	216,912
TriCo Bancshares	1,100	23,463
Tristate Capital Holdings, Inc.* (a)	23,300	320,375
Trustmark Corp.	13,300	326,914
UMB Financial Corp.	7,908	440,238
ViewPoint Financial Group, Inc.	96,650	2,011,287
Virginia Commerce Bancorp, Inc.*	25,200	351,792
Washington Trust Bancorp, Inc.	7,800	222,456
WesBanco, Inc.	42,878	1,133,266
West Bancorporation, Inc.	29,200	343,100
Wilshire Bancorp, Inc.	124,200	822,204

		55,444,529

Commercial Services & Supplies 2.5%
ABM Industries, Inc.	10,768	263,923
ARC Document Solutions, Inc.*	28,400	113,600
Brink’s Co. (The)	13,333	340,125
CECO Environmental Corp.	23,379	287,562
Cenveo, Inc.* (a)	240,800	512,904
Consolidated Graphics, Inc.*	13,700	644,037
Courier Corp.	32,600	465,528
Deluxe Corp.	43,700	1,514,205
Herman Miller, Inc.	89,734	2,429,099
Kimball International, Inc., Class B	64,700	628,237
Quad/Graphics, Inc. (a)	77,908	1,877,583
Steelcase, Inc., Class A	65,900	960,822
United Stationers, Inc.	32,200	1,080,310
Viad Corp.	36,300	890,076

		12,008,011

Communications Equipment 1.1%
Aviat Networks, Inc.*	41,800	109,516
Comtech Telecommunications Corp.	14,100	379,149
Digi International, Inc.*	18,900	177,093
Harmonic, Inc.*	470,010	2,984,563
Oplink Communications, Inc.*	8,500	147,645
Symmetricom, Inc.*	18,500	83,065
Tellabs, Inc.	678,900	1,344,222

		5,225,253

Computers & Peripherals 0.3%
Avid Technology, Inc.*	24,800	145,824
Electronics for Imaging, Inc.*	24,800	701,592
Silicon Graphics International Corp.*	36,300	485,694

		1,333,110

Construction & Engineering 0.8%
EMCOR Group, Inc.	57,300	2,329,245
Michael Baker Corp.	21,600	585,576
Tutor Perini Corp.*	40,208	727,363

		3,642,184

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Consumer Finance 1.0%
Cash America International, Inc. (a)	7,800	$354,588
DFC Global Corp.* (a)	60,485	835,298
EZCORP, Inc., Class A*	14,800	249,824
Green Dot Corp., Class A* (a)	10,285	205,186
Nelnet, Inc., Class A	34,000	1,227,060
World Acceptance Corp.* (a)	20,700	1,799,658

		4,671,614

Containers & Packaging 1.1%
Boise, Inc.	67,700	578,158
Graphic Packaging Holding Co.*	172,000	1,331,280
Rock Tenn Co., Class A	15,200	1,518,176
Silgan Holdings, Inc.	37,050	1,739,868

		5,167,482

Distributors 0.1%
Core-Mark Holding Co., Inc.	9,200	584,200

Diversified Consumer Services 0.5%
Corinthian Colleges, Inc.*	57,300	128,352
Mac-Gray Corp.	12,900	183,180
Service Corp. International	107,580	1,939,667

		2,251,199

Diversified Financial Services 0.8%
CBOE Holdings, Inc.	50,750	2,366,980
PHH Corp.* (a)	81,400	1,658,932

		4,025,912

Diversified Telecommunication Services 0.9%
Consolidated Communications Holdings, Inc.	20,258	352,692
IDT Corp., Class B	30,400	568,176
Lumos Networks Corp.	96,242	1,645,738
Neutral Tandem, Inc.	18,200	104,650
Premiere Global Services, Inc.*	85,500	1,031,985
Vonage Holdings Corp.*	251,222	710,958

		4,414,199

Electric Utilities 3.4%
Cleco Corp.	65,276	3,030,765
El Paso Electric Co.	28,900	1,020,459
Empire District Electric Co. (The)	20,700	461,817
Great Plains Energy, Inc.	110,850	2,498,559
IDACORP, Inc.	40,300	1,924,728
MGE Energy, Inc.	8,900	487,364
Portland General Electric Co.	43,700	1,336,783
UIL Holdings Corp.	8,533	326,387
Unitil Corp.	1,699	49,067
UNS Energy Corp.	54,042	2,417,299
Westar Energy, Inc. (a)	86,500	2,764,540

		16,317,768

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.6%
Brady Corp., Class A	32,700	$1,004,871
EnerSys, Inc.	35,500	1,740,920
LSI Industries, Inc.	7,800	63,102

		2,808,893

Electronic Equipment, Instruments & Components 2.8%
Audience, Inc.*	17,493	231,082
Benchmark Electronics, Inc.*	82,900	1,666,290
Checkpoint Systems, Inc.*	8,100	114,939
GSI Group, Inc.*	29,200	234,768
Insight Enterprises, Inc.*	45,500	807,170
Littelfuse, Inc. (a)	8,514	635,230
National Instruments Corp.	69,250	1,934,845
Newport Corp.*	14,800	206,164
OSI Systems, Inc.*	26,030	1,676,853
Sanmina Corp.*	251,611	3,610,618
SYNNEX Corp.*	40,300	1,703,884
TTM Technologies, Inc.*	42,495	356,958

		13,178,801

Energy Equipment & Services 1.7%
Basic Energy Services, Inc.*	17,544	212,107
C&J Energy Services, Inc.*	77,462	1,500,439
Dawson Geophysical Co.*	17,000	626,620
Dril-Quip, Inc.*	17,960	1,621,608
Forum Energy Technologies, Inc.*	27,400	833,782
GulfMark Offshore, Inc., Class A	15,200	685,368
Helix Energy Solutions Group, Inc.*	67,300	1,550,592
Parker Drilling Co.*	43,039	214,334
RPC, Inc. (a)	7,720	106,613
Superior Energy Services, Inc.*	23,226	602,483

		7,953,946

Food & Staples Retailing 2.1%
Andersons, Inc. (The)	14,100	749,979
Fairway Group Holdings Corp.* (a)	10,400	251,368
Pantry, Inc. (The)*	94,700	1,153,446
Rite Aid Corp.* (a)	1,376,300	3,936,218
Roundy’s, Inc. (a)	12,983	108,148
Spartan Stores, Inc.	206,720	3,811,917

		10,011,076

Food Products 1.2%
Darling International, Inc.*	33,700	628,842
Ingredion, Inc.	37,657	2,471,052
Pinnacle Foods, Inc.	32,400	782,460
TreeHouse Foods, Inc.*	28,300	1,854,782

		5,737,136

Gas Utilities 1.3%
Chesapeake Utilities Corp.	5,500	283,195
Laclede Group, Inc. (The)	20,300	926,898
New Jersey Resources Corp. (a)	18,350	762,075

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Gas Utilities (continued)
Northwest Natural Gas Co. (a)	24,000	$1,019,520
South Jersey Industries, Inc. (a)	5,500	315,755
Southwest Gas Corp.	34,800	1,628,292
WGL Holdings, Inc.	31,100	1,344,142

		6,279,877

Health Care Equipment & Supplies 3.1%
Alere, Inc.*	35,330	865,585
Greatbatch, Inc.*	38,925	1,276,351
Haemonetics Corp.*	44,820	1,853,307
Integra LifeSciences Holdings Corp.*	66,609	2,439,888
MAKO Surgical Corp.*	48,700	586,835
Natus Medical, Inc.*	5,276	72,017
NuVasive, Inc.*	57,162	1,417,046
Sirona Dental Systems, Inc.*	26,050	1,716,174
Teleflex, Inc.	23,900	1,852,011
Wright Medical Group, Inc.*	98,100	2,571,201

		14,650,415

Health Care Providers & Services 2.7%
Almost Family, Inc.	6,169	117,211
Bio-Reference Labs, Inc.*	72,928	2,096,680
Five Star Quality Care, Inc.*	143,950	807,559
Landauer, Inc.	14,970	723,201
Molina Healthcare, Inc.* (a)	79,800	2,966,964
PharMerica Corp.*	275	3,812
Select Medical Holdings Corp.	2,324	19,057
Skilled Healthcare Group, Inc., Class A*	18,803	125,604
Triple-S Management Corp., Class B*	45,919	985,881
U.S. Physical Therapy, Inc.	54,870	1,516,607
WellCare Health Plans, Inc.*	60,670	3,370,218

		12,732,794

Health Care Technology 0.0%†
MedAssets, Inc.*	1,490	26,433

Hotels, Restaurants & Leisure 2.8%
Bravo Brio Restaurant Group, Inc.*	3,370	60,053
Brinker International, Inc.	70,315	2,772,521
Cracker Barrel Old Country Store, Inc.	21,500	2,035,190
Isle of Capri Casinos, Inc.*	35,900	269,250
Life Time Fitness, Inc.*	61,950	3,104,315
Monarch Casino & Resort, Inc.*	88,592	1,493,661
Papa John’s International, Inc.* (a)	16,620	1,086,449
Ruth’s Hospitality Group, Inc.	95,400	1,151,478
SeaWorld Entertainment, Inc.	32,900	1,154,790
Speedway Motorsports, Inc.	23,300	405,420

		13,533,127

Household Durables 1.2%
Helen of Troy Ltd.*	78,100	2,996,697
Lifetime Brands, Inc.	16,093	218,543
M.D.C. Holdings, Inc.	11,800	383,618

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
Skullcandy, Inc.*	13,800	$75,348
Taylor Morrison Home Corp., Class A*	56,600	1,379,908
William Lyon Homes, Class A*	18,500	466,385
Zagg, Inc.*	37,082	198,389

		5,718,888

Independent Power Producers & Energy Traders 0.0%†
Genie Energy Ltd., Class B*	2,500	22,875

Information Technology Services 2.0%
CSG Systems International, Inc.*	22,400	486,080
Euronet Worldwide, Inc.*	57,400	1,828,764
Forrester Research, Inc.	55,229	2,026,352
NeuStar, Inc., Class A*	38,450	1,871,746
TeleTech Holdings, Inc.*	6,300	147,609
Unisys Corp.*	138,700	3,061,109

		9,421,660

Insurance 3.8%
American Equity Investment Life Holding Co. (a)	166,500	2,614,050
American Safety Insurance Holdings Ltd.* (a)	10,700	309,765
AMERISAFE, Inc.	38,500	1,247,015
Amtrust Financial Services, Inc. (a)	27,270	973,539
Arthur J. Gallagher & Co.	53,850	2,352,707
Aspen Insurance Holdings Ltd.	23,700	879,033
Assured Guaranty Ltd.	39,200	864,752
CNO Financial Group, Inc.	254,500	3,298,320
Crawford & Co., Class B	3,600	20,232
Horace Mann Educators Corp.	3,000	73,140
Maiden Holdings Ltd.	21,800	244,596
Markel Corp.*	1,057	556,986
Meadowbrook Insurance Group, Inc.	34,000	273,020
National Financial Partners Corp.*	51,200	1,295,872
ProAssurance Corp.	6,700	349,472
Selective Insurance Group, Inc.	22,900	527,158
Stewart Information Services Corp.	13,700	358,803
Symetra Financial Corp.	35,900	574,041
Tower Group International Ltd.	3,302	67,724
Validus Holdings Ltd.	40,050	1,446,606

		18,326,831

Internet & Catalog Retail 0.0%†
1-800-FLOWERS.COM, Inc., Class A*	28,500	176,415

Internet Software & Services 1.1%
Active Network, Inc. (The)* (a)	16,076	121,695
Bazaarvoice, Inc.* (a)	9,600	90,432
Digital River, Inc.*	22,000	412,940
Gogo, Inc.* (a)	20,200	282,194
Marchex, Inc., Class B	18,100	108,962
Marketo, Inc.* (a)	5,500	136,785

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
QuinStreet, Inc.*	15,400	$132,902
Textura Corp.*	5,600	145,656
Tremor Video, Inc.*	124,500	1,120,500
United Online, Inc.	105,400	798,932
Vocus, Inc.*	6,300	66,276
WebMD Health Corp.*	64,700	1,900,239
Xoom Corp.*	3,300	75,636

		5,393,149

IT Services 0.1%
Blackhawk Network Holdings, Inc.*	7,400	171,680
EVERTEC, Inc.*	7,400	162,578

		334,258

Leisure Equipment & Products 0.0%†
Johnson Outdoors, Inc., Class A*	6,300	156,870

Life Sciences Tools & Services 0.3%
Cambrex Corp.*	66,200	924,814
NanoString Technologies, Inc.*	47,800	382,400

		1,307,214

Machinery 4.6%
Altra Holdings, Inc.	4,218	115,489
Briggs & Stratton Corp.	90,600	1,793,880
Douglas Dynamics, Inc.	78,570	1,019,839
EnPro Industries, Inc.* (a)	44,000	2,233,440
FreightCar America, Inc.	18,500	314,315
Global Brass & Copper Holdings, Inc.*	22,900	303,196
Hardinge, Inc.	24,400	360,632
Harsco Corp.	88,550	2,053,474
Hyster-Yale Materials Handling, Inc.	14,000	879,060
John Bean Technologies Corp.	82,450	1,732,274
Kadant, Inc.	33,700	1,016,729
Kennametal, Inc.	27,799	1,079,435
LB Foster Co., Class A	22,200	958,374
Mueller Industries, Inc.	56,550	2,851,817
Mueller Water Products, Inc., Class A	43,100	297,821
NN, Inc.	36,300	414,183
Standex International Corp.	5,500	290,125
Wabtec Corp.	29,680	1,585,802
Woodward, Inc.	66,750	2,670,000

		21,969,885

Media 1.2%
Carmike Cinemas, Inc.*	45,500	880,880
Entercom Communications Corp., Class A* (a)	130,138	1,228,503
Entravision Communications Corp., Class A	115,700	711,555
Journal Communications, Inc., Class A*	87,700	656,873
LIN TV Corp., Class A*	124,300	1,901,790
National CineMedia, Inc.	7,000	118,230
Salem Communications Corp., Class A	10,500	78,645

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Sinclair Broadcast Group, Inc., Class A	8,700	$255,606

		5,832,082

Metals & Mining 1.1%
Coeur Mining, Inc.*	96,700	1,286,110
Globe Specialty Metals, Inc.	20,300	220,661
Haynes International, Inc.	2,398	114,792
Revett Minerals, Inc.* (a)	21,000	13,583
SunCoke Energy, Inc.*	20,220	283,484
U.S. Silica Holdings, Inc. (a)	3,200	66,496
Worthington Industries, Inc.	103,260	3,274,375

		5,259,501

Multiline Retail 0.3%
Dillard’s, Inc., Class A	11,800	967,246
Tuesday Morning Corp.* (a)	48,613	504,117

		1,471,363

Multi-Utilities 0.7%
NorthWestern Corp.	28,900	1,153,110
Vectren Corp.	69,750	2,359,642

		3,512,752

Oil, Gas & Consumable Fuels 2.6%
Berry Petroleum Co., Class A	14,100	596,712
Bonanza Creek Energy, Inc.*	8,900	315,594
CVR Energy, Inc. (a)	8,600	407,640
Delek US Holdings, Inc.	52,200	1,502,316
Energy XXI (Bermuda) Ltd. (a)	26,600	589,988
EPL Oil & Gas, Inc.*	95,800	2,812,688
Green Plains Renewable Energy, Inc.* (a)	82,100	1,093,572
Infinity Bio-Energy Ltd.* (b)	155,500	0
Knightsbridge Tankers Ltd.	10,640	78,310
Renewable Energy Group, Inc.*	138,700	1,973,701
REX American Resources Corp.*	6,300	181,251
SemGroup Corp., Class A	4,800	258,528
Stone Energy Corp.*	28,230	621,907
VAALCO Energy, Inc.*	55,900	319,748
W&T Offshore, Inc.	58,500	835,965
Western Refining, Inc. (a)	4,100	115,087
Westmoreland Coal Co.*	7,400	83,102
World Fuel Services Corp.	9,200	367,816

		12,153,925

Paper & Forest Products 0.9%
Buckeye Technologies, Inc.	23,300	863,032
Domtar Corp.	4,800	319,200
KapStone Paper and Packaging Corp.	55,410	2,226,374
P.H. Glatfelter Co.	12,600	316,260
Resolute Forest Products, Inc.*	37,400	492,558
Schweitzer-Mauduit International, Inc.	5,200	259,376

		4,476,800

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Personal Products 0.2%
Prestige Brands Holdings, Inc.*	30,804	$897,629
Revlon, Inc., Class A*	11,100	244,866

		1,142,495

Pharmaceuticals 0.9%
Cornerstone Therapeutics, Inc.*	8,100	64,800
Endo Health Solutions, Inc.*	47,184	1,735,899
Impax Laboratories, Inc.* (a)	61,400	1,224,930
Lannett Co., Inc.*	39,447	469,814
XenoPort, Inc.*	119,500	591,525

		4,086,968

Professional Services 1.2%
CDI Corp.	3,100	43,896
GP Strategies Corp.*	1,200	28,584
Kelly Services, Inc., Class A	47,000	821,090
Korn/Ferry International*	8,100	151,794
Navigant Consulting, Inc.*	30,000	360,000
Resources Connection, Inc.	121,600	1,410,560
RPX Corp.*	31,489	529,015
TrueBlue, Inc.*	68,800	1,448,240
VSE Corp.	22,200	911,754

		5,704,933

Real Estate Investment Trusts (REITs) 7.9%
Acadia Realty Trust	10,400	256,776
American Campus Communities, Inc.	34,800	1,414,968
Anworth Mortgage Asset Corp.	405,500	2,270,800
Ashford Hospitality Trust, Inc.	128,000	1,465,600
CapLease, Inc.	116,500	983,260
Capstead Mortgage Corp.	270,800	3,276,680
Cedar Realty Trust, Inc.	128,700	666,666
Chatham Lodging Trust	23,700	407,166
Chesapeake Lodging Trust	39,200	814,968
Coresite Realty Corp.	51,400	1,635,034
CYS Investments, Inc.	70,700	651,147
DCT Industrial Trust, Inc.	164,600	1,176,890
DiamondRock Hospitality Co.	97,600	909,632
EastGroup Properties, Inc.	3,700	208,199
EPR Properties	12,600	633,402
Extra Space Storage, Inc.	14,100	591,213
FelCor Lodging Trust, Inc.*	105,100	621,141
First Industrial Realty Trust, Inc.	170,200	2,581,934
Geo Group, Inc. (The)	17,800	604,310
Getty Realty Corp.	11,800	243,670
Government Properties Income Trust	9,500	239,590
Hersha Hospitality Trust	192,600	1,086,264
Home Properties, Inc.	4,100	268,017
Kite Realty Group Trust	72,004	434,184
LaSalle Hotel Properties	9,200	227,240
Lexington Realty Trust	104,924	1,225,512
LTC Properties, Inc.	27,400	1,069,970
Parkway Properties, Inc.	84,000	1,407,840

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Pennsylvania Real Estate Investment Trust	50,750	$958,160
Potlatch Corp.	66,600	2,693,304
RAIT Financial Trust	140,418	1,055,944
Ramco-Gershenson Properties Trust	24,800	385,144
Redwood Trust, Inc.	170,900	2,905,300
Sun Communities, Inc.	12,600	626,976
Tanger Factory Outlet Centers	44,450	1,487,297
Winthrop Realty Trust	30,700	369,321

		37,853,519

Real Estate Management & Development 0.1%
Alexander & Baldwin, Inc.*	8,775	348,806

Road & Rail 1.2%
AMERCO	10,000	1,619,000
Con-way, Inc.	41,100	1,601,256
Genesee & Wyoming, Inc., Class A*	16,311	1,383,825
Saia, Inc.*	6,600	197,802
Swift Transportation Co.*	33,300	550,782
Universal Truckload Services, Inc.*	7,000	168,770

		5,521,435

Semiconductors & Semiconductor Equipment 3.5%
Alpha & Omega Semiconductor Ltd.*	11,963	91,397
Amkor Technology, Inc.* (a)	195,300	822,213
Cypress Semiconductor Corp.*	184,100	1,975,393
DSP Group, Inc.*	20,000	166,200
Entegris, Inc.*	29,447	276,507
First Solar, Inc.* (a)	36,900	1,650,537
GT Advanced Technologies, Inc.* (a)	386,600	1,604,390
Integrated Silicon Solution, Inc.*	83,600	916,256
Intermolecular, Inc.*	2,900	21,083
IXYS Corp.	34,000	376,040
LTX-Credence Corp.*	136,500	817,635
M/A-COM Technology Solutions Holdings, Inc.*	5,200	75,920
MKS Instruments, Inc.	20,000	530,800
Pericom Semiconductor Corp.*	26,600	189,392
Photronics, Inc.*	25,527	205,748
PMC-Sierra, Inc.*	39,200	248,920
Rudolph Technologies, Inc.*	10,147	113,646
Spansion, Inc., Class A*	137,200	1,717,744
STR Holdings, Inc.*	1,646	3,737
Supertex, Inc.	50,800	1,214,628
Teradyne, Inc.*	86,100	1,512,777
Ultra Clean Holdings, Inc.*	76,000	459,800
Veeco Instruments, Inc.*	42,750	1,514,205

		16,504,968

Software 1.1%
Actuate Corp.*	262,500	1,743,000
Aspen Technology, Inc.*	7,300	210,167
Cyan, Inc.*	26,900	281,105

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Gigamon, Inc.*	11,600	$319,696
Proofpoint, Inc.*	3,000	72,690
Rovi Corp.*	70,600	1,612,504
Tableau Software, Inc., Class A*	10,700	592,994
Telenav, Inc.*	85,907	449,294

		5,281,450

Specialty Retail 2.6%
Brown Shoe Co., Inc.	83,100	1,789,143
Children’s Place Retail Stores, Inc. (The)*	12,500	685,000
Conn’s, Inc.*	23,925	1,238,358
CST Brands, Inc.*	51,900	1,599,039
Destination Maternity Corp.	12,600	309,960
Express, Inc.*	110,300	2,312,991
hhgregg, Inc.* (a)	67,700	1,081,169
Jos. A. Bank Clothiers, Inc.*	51,580	2,131,285
Kirkland’s, Inc.*	7,640	131,790
OfficeMax, Inc.	118,300	1,210,209
Tilly’s, Inc., Class A*	2,013	32,208
Trans World Entertainment Corp.	1,509	7,334

		12,528,486

Textiles, Apparel & Luxury Goods 1.9%
G-III Apparel Group Ltd.*	22,590	1,087,031
Iconix Brand Group, Inc.*	131,320	3,862,121
Jones Group, Inc. (The)	89,500	1,230,625
Perry Ellis International, Inc.	123,450	2,507,269
RG Barry Corp.	8,900	144,536

		8,831,582

Thrifts & Mortgage Finance 1.7%
BankFinancial Corp.	10,000	85,000
Berkshire Hills Bancorp, Inc.	10,000	277,600
BofI Holding, Inc.*	4,000	183,280
Brookline Bancorp, Inc.	198,630	1,724,108
Capitol Federal Financial, Inc.	123,720	1,501,961
Charter Financial Corp.	3,300	33,264
First Defiance Financial Corp.	6,300	142,065
First PacTrust Bancorp, Inc.	7,211	97,925
Flagstar Bancorp, Inc.*	108,000	1,507,680
Heritage Financial Group, Inc.	6,206	91,539
HomeStreet, Inc.	40,700	873,015
Northfield Bancorp, Inc.	36,300	425,436
OceanFirst Financial Corp.	10,700	166,385
PennyMac Financial Services, Inc., Class A*	7,800	165,906
Provident Financial Holdings, Inc.	6,300	100,044
Provident Financial Services, Inc.	21,500	339,270
WSFS Financial Corp.	3,000	157,170

		7,871,648

Common Stocks (continued)

	Shares	Market Value

Tobacco 0.1%
Alliance One International, Inc.*	7,349	$27,926
Universal Corp.	9,600	555,360

		583,286

Trading Companies & Distributors 0.7%
Aircastle Ltd.	28,900	462,111
Applied Industrial Technologies, Inc.	28,350	1,370,155
Titan Machinery, Inc.*	85,190	1,672,280

		3,504,546

Water Utilities 0.1%
American States Water Co.	4,800	257,616
Artesian Resources Corp., Class A	4,800	106,944
California Water Service Group	8,500	165,835
Consolidated Water Co., Ltd.	4,100	46,863

		577,258

Wireless Telecommunication Services 0.1%
NII Holdings, Inc.*	27,500	183,425
USA Mobility, Inc.	32,200	436,954

		620,379

Total Common Stocks (cost $379,079,492)		459,572,201

U.S. Treasury Note 0.2%

	Principal Amount	Market Value

U.S. Treasury Note, 0.25%, 11/30/13 (c)	$810,000	810,506

Total U.S. Treasury Note (cost $810,215)		810,506

Mutual Fund 1.9%

	Shares	Market Value

Money Market Fund 1.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (d)	9,163,361	9,163,361

Total Mutual Fund (cost $9,163,361)		9,163,361

13

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Repurchase Agreements 6.4%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $5,000,050, collateralized by U.S. Government Agency Securities ranging from 0.00% — 7.25%, maturing 07/01/13 — 07/17/37; total market value $5,100,008. (e)	$5,000,000	$5,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $25,668,095, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $26,181,444. (e)	25,667,860	25,667,860

Total Repurchase Agreements (cost $30,667,860)		30,667,860

Total Investments (cost $419,720,928) (f) — 104.9%		500,213,928

Liabilities in excess of other assets — (4.9%)		(23,305,519)

NET ASSETS — 100.0%		$476,908,409

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $29,876,055.

(b)	Fair Valued Security.

(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(d)	Represents 7-day effective yield as of June 30, 2013.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $30,667,860.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
125	Russell 2000 Mini Future	09/20/13	$12,183,750	$93,560

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
Assets:
Investments, at value * (cost $389,053,068)	$469,546,068
Repurchase agreements, at value and cost	30,667,860

Total Investments	500,213,928

Cash	134,512
Interest and dividends receivable	899,056
Security lending income receivable	11,864
Receivable for investments sold	23,546,288
Receivable for capital shares issued	195,582
Receivable for variation margin on futures contracts	30,232
Prepaid expenses	3,800

Total Assets	525,035,262

Liabilities:
Payable for investments purchased	16,790,285
Payable for capital shares redeemed	230,108
Payable upon return of securities loaned (Note 2)	30,667,860
Accrued expenses and other payables:
Investment advisory fees	334,053
Fund administration fees	17,282
Distribution fees	6,496
Administrative servicing fees	43,710
Accounting and transfer agent fees	1,086
Trustee fees	131
Custodian fees	2,369
Compliance program costs (Note 3)	388
Professional fees	16,082
Printing fees	16,739
Other	264

Total Liabilities	48,126,853

Net Assets	$476,908,409

Represented by:
Capital	$375,222,523
Accumulated undistributed net investment income	3,388,560
Accumulated net realized gains from investment and futures transactions	17,710,766
Net unrealized appreciation/(depreciation) from investments	80,493,000
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	93,560

Net Assets	$476,908,409

Net Assets:
Class I Shares	$188,840,066
Class II Shares	31,650,870
Class III Shares	1,690,719
Class IV Shares	24,144,512
Class Y Shares	230,582,242

Total	$476,908,409

*	Includes value of securities on loan of $29,876,055 (Note 2).

15

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,598,820
Class II Shares	2,316,800
Class III Shares	121,591
Class IV Shares	1,738,980
Class Y Shares	16,571,776

Total	34,347,967

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.89
Class II Shares	$13.66
Class III Shares	$13.91
Class IV Shares	$13.88
Class Y Shares	$13.91

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$4,414,522
Income from securities lending (Note 2)	174,711
Interest income	712
Foreign tax withholding	(2,284)

Total Income	4,587,661

EXPENSES:
Investment advisory fees	2,016,035
Fund administration fees	95,005
Distribution fees Class II Shares	36,801
Administrative servicing fees Class I Shares	136,471
Administrative servicing fees Class II Shares	22,081
Administrative servicing fees Class III Shares	1,290
Administrative servicing fees Class IV Shares	17,495
Professional fees	20,319
Printing fees	16,003
Trustee fees	9,353
Custodian fees	7,957
Accounting and transfer agent fees	6,269
Compliance program costs (Note 3)	811
Other	9,218

Total expenses before earnings credit and fees waived	2,395,108

Earnings credit (Note 5)	(102)
Investment advisory fees waived (Note 3)	(71,765)

Net Expenses	2,323,241

NET INVESTMENT INCOME	2,264,420

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	43,297,963
Net realized gains from futures transactions (Note 2)	1,656,048

Net realized gains from investment and futures transactions	44,954,011

Net change in unrealized appreciation/(depreciation) from investments	26,907,151
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(211,262)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	26,695,889

Net realized/unrealized gains from investments and futures transactions	71,649,900

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$73,914,320

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$2,264,420	$4,601,587
Net realized gains from investment and futures transactions	44,954,011	18,627,227
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	26,695,889	50,142,375

Change in net assets resulting from operations	73,914,320	73,371,189

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,395,208)
Class II	–	(129,052)
Class III	–	(9,914)
Class IV	–	(181,824)
Class Y	–	(2,148,613)

Change in net assets from shareholder distributions	–	(3,864,611)

Change in net assets from capital transactions	(22,009,602)	(4,611,638)

Change in net assets	51,904,718	64,894,940

Net Assets:
Beginning of period	425,003,691	360,108,751

End of period	$476,908,409	$425,003,691

Accumulated undistributed net investment income at end of period	$3,388,560	$1,124,140

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,109,298	$5,249,315
Dividends reinvested	–	1,395,208
Cost of shares redeemed	(15,768,509)	(34,340,110)

Total Class I Shares	(9,659,211)	(27,695,587)

Class II Shares
Proceeds from shares issued	4,611,847	3,407,082
Dividends reinvested	–	129,052
Cost of shares redeemed	(2,965,796)	(6,589,644)

Total Class II Shares	1,646,051	(3,053,510)

Class III Shares
Proceeds from shares issued	1,379,036	682,139
Dividends reinvested	–	9,914
Cost of shares redeemed	(921,280)	(532,685)

Total Class III Shares	457,756	159,368

Class IV Shares
Proceeds from shares issued	608,286	529,505
Dividends reinvested	–	181,824
Cost of shares redeemed	(1,907,587)	(3,283,266)

Total Class IV Shares	(1,299,301)	(2,571,937)

18

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$3,983,071	$37,538,571
Dividends reinvested	–	2,148,613
Cost of shares redeemed	(17,137,968)	(11,137,156)

Total Class Y Shares	(13,154,897)	28,550,028

Change in net assets from capital transactions	$(22,009,602)	$(4,611,638)

SHARE TRANSACTIONS:
Class I Shares
Issued	462,519	478,786
Reinvested	–	121,787
Redeemed	(1,204,431)	(3,120,155)

Total Class I Shares	(741,912)	(2,519,582)

Class II Shares
Issued	359,658	307,500
Reinvested	–	11,440
Redeemed	(231,615)	(617,900)

Total Class II Shares	128,043	(298,960)

Class III Shares
Issued	107,739	62,542
Reinvested	–	864
Redeemed	(70,908)	(47,523)

Total Class III Shares	36,831	15,883

Class IV Shares
Issued	46,555	47,783
Reinvested	–	15,872
Redeemed	(145,800)	(296,929)

Total Class IV Shares	(99,245)	(233,274)

Class Y Shares
Issued	308,528	3,379,092
Reinvested	–	187,146
Redeemed	(1,297,313)	(990,993)

Total Class Y Shares	(988,785)	2,575,245

Total change in shares	(1,665,068)	(460,688)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.81	0.06	2.02	2.08	–	–	–	$13.89	17.71%	$188,840,066	1.06%	0.92%	1.09%	31.50%
Year Ended December 31, 2012(e)	$9.88	0.12	1.91	2.03	(0.10)	(0.10)	–	$11.81	20.44%	$169,293,150	1.06%	1.07%	1.10%	33.12%
Year Ended December 31, 2011(e)	$10.45	0.04	(0.57)	(0.53)	(0.04)	(0.04)	–	$9.88	(5.07)%	$166,500,971	1.10%	0.40%	1.11%	77.92%
Year Ended December 31, 2010(e)	$8.30	0.07	2.13	2.20	(0.05)	(0.05)	–	$10.45	26.60%	$220,041,173	1.12%	0.76%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.62	0.06	1.66	1.72	(0.04)	(0.04)	–	$8.30	26.22%	$208,335,958	1.16%	0.82%	1.16%	62.55%
Year Ended December 31, 2008	$9.88	0.12	(3.28)	(3.16)	(0.10)	(0.10)	–	$6.62	(32.15)%	$203,855,899	1.08%	1.29%	1.10%	119.80%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.63	0.04	1.99	2.03	–	–	–	$13.66	17.45%	$31,650,870	1.31%	0.69%	1.34%	31.50%
Year Ended December 31, 2012(e)	$9.72	0.09	1.88	1.97	(0.06)	(0.06)	–	$11.63	20.30%	$25,451,386	1.31%	0.82%	1.35%	33.12%
Year Ended December 31, 2011(e)	$10.31	0.02	(0.58)	(0.56)	(0.03)	(0.03)	–	$9.72	(5.45)%	$24,188,053	1.35%	0.17%	1.36%	77.92%
Year Ended December 31, 2010(e)	$8.18	0.04	2.12	2.16	(0.03)	(0.03)	–	$10.31	26.47%	$28,320,389	1.37%	0.50%	1.37%	45.72%
Year Ended December 31, 2009(e)	$6.54	0.03	1.65	1.68	(0.04)	(0.04)	–	$8.18	25.86%	$30,352,462	1.40%	0.45%	1.40%	62.55%
Year Ended December 31, 2008	$9.76	0.09	(3.23)	(3.14)	(0.08)	(0.08)	–	$6.54	(32.30)%	$21,181,023	1.32%	0.97%	1.35%	119.80%

Class III Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.82	0.06	2.03	2.09	–	–	–	$13.91	17.60%	$1,690,719	1.06%	0.95%	1.09%	31.50%
Year Ended December 31, 2012(e)	$9.89	0.12	1.91	2.03	(0.10)	(0.10)	–	$11.82	20.58%	$1,001,925	1.06%	1.12%	1.10%	33.12%
Year Ended December 31, 2011(e)	$10.47	0.04	(0.58)	(0.54)	(0.04)	(0.04)	–	$9.89	(5.16)%	$681,418	1.10%	0.38%	1.11%	77.92%
Year Ended December 31, 2010(e)	$8.32	0.09	2.11	2.20	(0.05)	(0.05)	–	$10.47	26.57%	$1,076,358	1.12%	0.96%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.63	0.06	1.67	1.73	(0.04)	(0.04)	–	$8.32	26.33%	$502,519	1.16%	0.84%	1.16%	62.55%
Year Ended December 31, 2008	$9.90	0.12	(3.29)	(3.17)	(0.10)	(0.10)	–	$6.63	32.21%	$506,519	1.12%	1.34%	1.14%	119.80%

Class IV Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.80	0.06	2.02	2.08	–	–	–	$13.88	17.63%	$24,144,512	1.06%	0.92%	1.09%	31.50%
Year Ended December 31, 2012(e)	$9.87	0.12	1.91	2.03	(0.10)	(0.10)	–	$11.80	20.58%	$21,696,842	1.06%	1.08%	1.10%	33.12%
Year Ended December 31, 2011(e)	$10.45	0.04	(0.58)	(0.54)	(0.04)	(0.04)	–	$9.87	(5.17)%	$20,454,978	1.10%	0.42%	1.11%	77.92%
Year Ended December 31, 2010(e)	$8.30	0.07	2.13	2.20	(0.05)	(0.05)	–	$10.45	26.61%	$24,035,927	1.12%	0.77%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.61	0.06	1.67	1.73	(0.04)	(0.04)	–	$8.30	26.41%	$23,201,040	1.16%	0.83%	1.16%	62.55%
Year Ended December 31, 2008	$9.88	0.11	(3.28)	(3.17)	(0.10)	(0.10)	–	$6.61	(32.27)%	$23,344,639	1.11%	1.21%	1.14%	119.80%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$11.82	0.07	2.02	2.09	–	–	–	$13.91	17.68%	$230,582,242	0.91%	1.07%	0.94%	31.50%
Year Ended December 31, 2012(e)	$9.90	0.14	1.90	2.04	(0.12)	(0.12)	–	$11.82	20.68%	$207,560,388	0.91%	1.26%	0.95%	33.12%
Year Ended December 31, 2011(e)	$10.47	0.07	(0.59)	(0.52)	(0.05)	(0.05)	–	$9.90	(4.99)%	$148,283,331	0.95%	0.71%	0.96%	77.92%
Year Ended December 31, 2010(e)	$8.31	0.11	2.12	2.23	(0.07)	(0.07)	–	$10.47	26.87%	$79,659,279	0.97%	1.22%	0.97%	45.72%
Year Ended December 31, 2009(e)	$6.61	0.05	1.69	1.74	(0.04)	(0.04)	–	$8.31	26.60%	$30,053,556	1.00%	0.67%	1.00%	62.55%
Period Ended December 31, 2008(f)	$9.29	0.06	(2.65)	(2.59)	(0.09)	(0.09)	–	$6.61	(28.01)%	$8,762,016	0.98%	1.19%	1.01%	119.80%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on the primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

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Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,358,118	$—	$—	$10,358,118
Air Freight & Logistics	355,730	—	—	355,730
Airlines	3,857,199	—	—	3,857,199
Auto Components	5,841,307	—	—	5,841,307
Biotechnology	5,001,532	—	—	5,001,532
Building Products	4,034,604	—	—	4,034,604
Capital Markets	10,187,232	—	—	10,187,232
Chemicals	11,442,293	—	—	11,442,293
Commercial Banks	55,444,529	—	—	55,444,529
Commercial Services & Supplies	12,008,011	—	—	12,008,011
Communications Equipment	5,225,253	—	—	5,225,253
Computers & Peripherals	1,333,110	—	—	1,333,110
Construction & Engineering	3,642,184	—	—	3,642,184
Consumer Finance	4,671,614	—	—	4,671,614
Containers & Packaging	5,167,482	—	—	5,167,482
Distributors	584,200	—	—	584,200
Diversified Consumer Services	2,251,199	—	—	2,251,199
Diversified Financial Services	4,025,912	—	—	4,025,912
Diversified Telecommunication Services	4,414,199	—	—	4,414,199
Electric Utilities	16,317,768	—	—	16,317,768
Electrical Equipment	2,808,893	—	—	2,808,893
Electronic Equipment, Instruments & Components	13,178,801	—	—	13,178,801
Energy Equipment & Services	7,953,946	—	—	7,953,946
Food & Staples Retailing	10,011,076	—	—	10,011,076
Food Products	5,737,136	—	—	5,737,136
Gas Utilities	6,279,877	—	—	6,279,877
Health Care Equipment & Supplies	14,650,415	—	—	14,650,415
Health Care Providers & Services	12,732,794	—	—	12,732,794
Health Care Technology	26,433	—	—	26,433
Hotels, Restaurants & Leisure	13,533,127	—	—	13,533,127
Household Durables	5,718,888	—	—	5,718,888
Independent Power Producers & Energy Traders	22,875	—	—	22,875
Information Technology Services	9,755,918	—	—	9,755,918
Insurance	18,326,831	—	—	18,326,831
Internet & Catalog Retail	176,415	—	—	176,415
Internet Software & Services	5,393,149	—	—	5,393,149
Leisure Equipment & Products	156,870	—	—	156,870
Life Sciences Tools & Services	1,307,214	—	—	1,307,214
Machinery	21,969,885	—	—	21,969,885
Media	5,832,082	—	—	5,832,082
Metals & Mining	5,259,501	—	—	5,259,501
Multiline Retail	1,471,363	—	—	1,471,363
Multi-Utilities	3,512,752	—	—	3,512,752
Oil, Gas & Consumable Fuels	12,153,925	—	—	12,153,925
Paper & Forest Products	4,476,800	—	—	4,476,800
Personal Products	1,142,495	—	—	1,142,495
Pharmaceuticals	4,086,968	—	—	4,086,968
Professional Services	5,704,933	—	—	5,704,933

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Real Estate Investment Trusts (REITs)	$37,853,519	$—	$—	$37,853,519
Real Estate Management & Development	348,806	—	—	348,806
Road & Rail	5,521,435	—	—	5,521,435
Semiconductors & Semiconductor Equipment	16,504,968	—	—	16,504,968
Software	5,281,450	—	—	5,281,450
Specialty Retail	12,528,486	—	—	12,528,486
Textiles, Apparel & Luxury Goods	8,831,582	—	—	8,831,582
Thrifts & Mortgage Finance	7,871,648	—	—	7,871,648
Tobacco	583,286	—	—	583,286
Trading Companies & Distributors	3,504,546	—	—	3,504,546
Water Utilities	577,258	—	—	577,258
Wireless Telecommunication Services	620,379	—	—	620,379
Total Common Stocks	$459,572,201	$—	$—	$459,572,201
Futures Contracts	93,560	—	—	93,560
Mutual Fund	9,163,361	—	—	9,163,361
Repurchase Agreements	—	30,667,860	—	30,667,860
U.S. Treasury Note	—	810,506	—	810,506
Total	$468,829,122	$31,478,366	$—	$500,307,488

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2013, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized appreciation from futures contracts	$93,560
Total		$93,560

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$1,656,048
Total	$1,656,048

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(211,262)
Total	$(211,262)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2013.

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(d)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

26

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Futures Contracts	$93,560	$—	$93,560
Total	$93,560	$—	$93,560

Amounts designated as “—” are zero or have been rounded to zero.

Financial Assets, Derivative Assets and Collateral Held by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Goldman Sachs	$93,560	$—	$—	$93,560
Total	$93,560	$—	$—	$93,560

Amounts designated as “—” are zero or have been rounded to zero.

(e)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense,

27

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Fund’s loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$29,876,055
Collateral offsetting	30,667,860
Net Amount(1)	$791,805

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(f)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$30,667,860
Collateral offsetting	31,281,452
Net Amount(1)	$613,592

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

28

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and

29

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Epoch Investment Partners, Inc.
JPMorgan Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.90%
$200 million and more	0.85%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $71,765, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $95,005 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $811.

30

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2013, NFS received $177,337 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $1,153 and $507, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $141,223,571 and sales of $155,982,993 (excluding short-term securities).

For the six months ended June 30, 2013, the Fund had purchases of $195,161 and sales of $0 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments

31

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $15,493 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$421,943,897	$89,925,418	$(11,655,387)	$78,270,031

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

32

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

33

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s Class II shares had achieved a level of total return performance above the median of the Fund’s peers for the three-year period ended September 30, 2012. The Trustees also noted that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were above the Fund’s respective expense group medians. The Trustees considered management’s view that multi-manager funds present unique complexities and issues supporting relatively high advisory fee levels. The Trustees noted that while the Fund’s actual advisory fee rate was 8.5 basis points above the respective median and the Fund’s total expense ratio

34

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

(excluding 12b-1/non-12b-1 fees) was 6.3 basis points above the respective median when compared to the Fund’s expense group, the Fund’s actual advisory fee rate was 1.5 basis points below, and the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was 5.5 basis points below, the respective medians of the Fund’s customized multi-manager peer group, a peer group developed by NFA, which NFA considers a more appropriate peer group for multi-manager funds. The Trustees also noted that the Fund’s expenses have been trending downward over recent years, including that the Fund’s actual advisory fee rate had decreased by 4 basis points since 2011 and that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) had decreased by ten basis points since 2009. The Trustees also noted that, while Lipper had classified the Fund as a Small-Cap Core Fund for comparison purposes, NFA believed that the Fund should be considered in the Small-Cap Value fund category and would compare positively to the Small-Cap Value fund category.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

35

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

36

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

37

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

38

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

39

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40

NVIT Multi-Manager Small Company Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

32	Supplemental Information

35	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCO (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program.

While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Multi-Manager Small Company Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Multi-Manager Small Company Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,162.00	5.90	1.10
	Hypothetical	[b]	1,000.00	1,019.34	5.51	1.10
Class II Shares	Actual		1,000.00	1,160.50	7.23	1.35
	Hypothetical	[b]	1,000.00	1,018.10	6.76	1.35
Class III Shares	Actual		1,000.00	1,162.20	5.90	1.10
	Hypothetical	[b]	1,000.00	1,019.34	5.51	1.10
Class IV Shares	Actual		1,000.00	1,162.60	5.90	1.10
	Hypothetical	[b]	1,000.00	1,019.34	5.51	1.10
Class Y Shares	Actual		1,000.00	1,163.30	5.10	0.95
	Hypothetical	[b]	1,000.00	1,020.08	4.76	0.95

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Multi-Manager Small Company Fund
June 30, 2013 (Unaudited)

Asset Allocation†
Common Stocks	97.4%
Repurchase Agreements	7.3%
Mutual Fund	2.8%
Preferred Stocks††	0.0%
Corporate Bonds††	0.0%
Liabilities in excess of other assets†††	(7.5%)

100.0%

Top Industries ††††
Commercial Banks	6.9%
Software	5.5%
Machinery	4.7%
Insurance	4.3%
Real Estate Investment Trusts (REITs)	3.7%
Specialty Retail	3.6%
Oil, Gas & Consumable Fuels	3.4%
Semiconductors & Semiconductor Equipment	3.3%
Health Care Providers & Services	3.2%
Commercial Services & Supplies	3.1%
Other Industries*	58.3%

100.0%

Top Holdings ††††
Fidelity Institutional Money Market Fund—Institutional Class	2.6%
ICON PLC	0.8%
Wabtec Corp.	0.7%
Web.com Group, Inc.	0.6%
Lithia Motors, Inc., Class A	0.6%
MWI Veterinary Supply, Inc.	0.6%
Harris Teeter Supermarkets, Inc.	0.5%
West Pharmaceutical Services, Inc.	0.5%
Cornerstone OnDemand, Inc.	0.5%
Allied World Assurance Co. Holdings AG	0.5%
Other Holdings*	92.1%

100.0%

Top Countries ††††
United States	85.9%
Bermuda	1.2%
Puerto Rico	1.1%
Ireland	1.0%
Canada	0.9%
Switzerland	0.5%
Israel	0.4%
South Korea	0.3%
France	0.3%
Luxembourg	0.3%
Other Countries*	8.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Please refer to Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 97.4%

	Shares	Market Value

AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1* (a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG* (a)	103,675	0

BAHAMAS 0.3%
Diversified Consumer Services 0.3%
Steiner Leisure Ltd.*	26,200	1,384,932

BERMUDA 1.4%
Insurance 1.4%
Arch Capital Group Ltd.*	20,200	1,038,482
Maiden Holdings Ltd.	134,100	1,504,602
PartnerRe Ltd.	20,900	1,892,704
Validus Holdings Ltd.	67,617	2,442,326

		6,878,114

CANADA 1.0%
Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	24,900	478,578

Energy Equipment & Services 0.2%
Pason Systems, Inc. (a)	47,500	863,554
ShawCor Ltd.	2,600	101,816

		965,370

Food & Staples Retailing 0.0%†
North West Co., Inc. (The) (a)	5,100	113,958

Metals & Mining 0.2%
Alamos Gold, Inc.	58,700	709,096
Endeavour Silver Corp.*	18,500	63,455

		772,551

Oil, Gas & Consumable Fuels 0.0%†
Painted Pony Petroleum Ltd.*	23,200	185,136

Paper & Forest Products 0.1%
Stella-Jones, Inc.	6,300	587,289

Software 0.4%
Computer Modelling Group Ltd. (a)	45,900	1,012,096
Constellation Software, Inc. (a)	7,300	1,006,466

		2,018,562

		5,121,444

CAYMAN ISLANDS 0.2%
Thrifts & Mortgage Finance 0.2%
Home Loan Servicing Solutions Ltd.	50,600	1,212,882

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku Tudou, Inc.*	2	2

Common Stocks (continued)

	Shares	Market Value

FRANCE 0.3%
Metals & Mining 0.3%
Constellium NV, Class A*	93,498	$1,509,993

GREECE 0.3%
Transportation Infrastructure 0.3%
Aegean Marine Petroleum Network, Inc.	142,843	1,322,726

IRELAND 1.0%
Life Sciences Tools & Services 0.8%
ICON PLC*	123,120	4,362,142

Pharmaceuticals 0.2%
Jazz Pharmaceuticals PLC* (b)	12,006	825,172

		5,187,314

ISRAEL 0.4%
Construction Materials 0.4%
Caesarstone Sdot-Yam Ltd.*	76,527	2,083,830

LUXEMBOURG 0.3%
Real Estate Management & Development 0.3%
Altisource Portfolio Solutions SA*	16,000	1,505,280

MONACO 0.3%
Oil, Gas & Consumable Fuels 0.3%
Scorpio Tankers, Inc.	162,042	1,455,137

PUERTO RICO 1.2%
Commercial Banks 0.9%
OFG Bancorp (b)	126,200	2,285,482
Popular, Inc.*	59,890	1,816,464

		4,101,946

Health Care Providers & Services 0.3%
Triple-S Management Corp., Class B*	81,800	1,756,246

		5,858,192

SOUTH KOREA 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Magnachip Semiconductor Corp.*	82,800	1,512,756

SWITZERLAND 0.5%
Insurance 0.5%
Allied World Assurance Co. Holdings AG	28,300	2,589,733

UNITED KINGDOM 0.3%
Machinery 0.3%
Edwards Group Ltd., ADR*	161,412	1,372,002

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.* (a)	94,500	0

		1,372,002

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES 89.6%
Aerospace & Defense 0.9%
B/E Aerospace, Inc.*	14,480	$913,398
Hexcel Corp.*	48,258	1,643,185
Huntington Ingalls Industries, Inc.	30,959	1,748,565
Innovative Solutions & Support, Inc. (b)	62,510	400,064

		4,705,212

Air Freight & Logistics 0.5%
Forward Air Corp.	39,100	1,496,748
Park-Ohio Holdings Corp.*	36,670	1,209,377

		2,706,125

Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc.*	14,550	271,067
Dorman Products, Inc.	14,820	676,237
Gentex Corp.	17,600	405,680
Stoneridge, Inc.* (b)	153,359	1,785,098

		3,138,082

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	6,900	1,177,416

Biotechnology 0.8%
Aegerion Pharmaceuticals, Inc.* (b)	16,300	1,032,442
Cubist Pharmaceuticals, Inc.* (b)	18,615	899,105
Insys Therapeutics, Inc.*	62,100	859,464
Medivation, Inc.* (b)	13,170	647,964
NPS Pharmaceuticals, Inc.*	24,240	366,024

		3,804,999

Building Products 0.7%
A.O. Smith Corp.	43,280	1,570,198
AAON, Inc.	34,200	1,131,336
American Woodmark Corp.*	22,370	776,239
Ply Gem Holdings, Inc.* (b)	12,610	252,957

		3,730,730

Capital Markets 2.1%
American Capital Ltd.*	138,900	1,759,863
Artisan Partners Asset Management, Inc.*	13,800	688,758
Cowen Group, Inc., Class A*	444,120	1,287,948
Evercore Partners, Inc., Class A	14,010	550,313
Financial Engines, Inc. (b)	20,700	943,713
Hercules Technology Growth Capital, Inc. (b)	104,241	1,453,120
Horizon Technology Finance Corp. (b)	89,199	1,225,594
New Mountain Finance Corp. (b)	70,615	999,908
Silvercrest Asset Management Group, Inc., Class A*	81,430	977,160
Virtus Investment Partners, Inc.* (b)	3,000	528,810

		10,415,187

Chemicals 3.0%
ADA-ES, Inc.*	16,351	688,704
Balchem Corp.	25,500	1,141,125

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Chemicals (continued)
Cabot Corp.	34,000	$1,272,280
H.B. Fuller Co.	30,200	1,141,862
Hawkins, Inc.	16,400	645,996
Innophos Holdings, Inc.	17,500	825,475
Intrepid Potash, Inc.	8,000	152,400
LSB Industries, Inc.* (b)	44,900	1,365,409
Minerals Technologies, Inc.	31,130	1,286,914
NewMarket Corp.	2,600	682,656
OM Group, Inc.* (b)	40,720	1,259,062
OMNOVA Solutions, Inc.*	127,513	1,021,379
RPM International, Inc. (b)	38,648	1,234,417
Sensient Technologies Corp.	48,300	1,954,702
Stepan Co.	7,900	439,319

		15,111,700

Commercial Banks 6.7%
Bancorp, Inc. (The)*	132,548	1,986,895
Bank of Hawaii Corp.	22,100	1,112,072
Bank of the Ozarks, Inc.	7,900	342,307
Community Bank System, Inc.	9,600	296,160
CVB Financial Corp.	165,400	1,945,104
Eagle Bancorp, Inc.*	46,150	1,032,837
Financial Institutions, Inc.	82,812	1,524,569
First Connecticut Bancorp, Inc.	43,200	601,344
First Financial Bankshares, Inc.	43,650	2,429,558
First NBC Bank Holding Co.*	54,034	1,318,430
First Niagara Financial Group, Inc.	183,000	1,842,810
First of Long Island Corp. (The)	35,147	1,166,529
Flushing Financial Corp.	70,400	1,158,080
FNB Corp.	29,100	351,528
Independent Bank Group, Inc.*	21,773	661,899
Investors Bancorp, Inc. (b)	94,202	1,985,778
Lakeland Financial Corp.	52,135	1,446,746
National Bank Holdings Corp., Class A	60,830	1,198,351
Pacific Premier Bancorp, Inc.*	134,300	1,641,146
PacWest Bancorp	14,900	456,685
PrivateBancorp, Inc. (b)	54,000	1,145,340
Signature Bank*	15,612	1,296,108
State Bank Financial Corp.	83,300	1,251,999
Synovus Financial Corp.	481,900	1,407,148
ViewPoint Financial Group, Inc.	53,000	1,102,930
Westamerica Bancorporation	8,500	388,365
Western Alliance Bancorp*	149,190	2,361,678

		33,452,396

Commercial Services & Supplies 3.2%
ACCO Brands Corp.*	194,337	1,235,983
Deluxe Corp.	57,500	1,992,375
Ennis, Inc.	67,195	1,161,802
Healthcare Services Group, Inc.	76,250	1,869,650
KAR Auction Services, Inc.	76,610	1,752,071
Mobile Mini, Inc.* (b)	51,170	1,696,286

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Commercial Services & Supplies (continued)
Performant Financial Corp.*	155,072	$1,797,284
Rollins, Inc.	58,775	1,522,273
Steelcase, Inc., Class A	88,911	1,296,322
Team, Inc.*	7,900	299,015
UniFirst Corp.	3,500	319,375
United Stationers, Inc.	36,182	1,213,906

		16,156,342

Communications Equipment 1.3%
EMCORE Corp.* (b)	269,500	970,200
Extreme Networks* (b)	411,376	1,419,247
NETGEAR, Inc.*	24,900	760,446
Oplink Communications, Inc.*	101,667	1,765,956
Polycom, Inc.*	145,300	1,531,462

		6,447,311

Computers & Peripherals 0.9%
Datalink Corp.*	129,736	1,380,391
Electronics for Imaging, Inc.*	64,400	1,821,876
Stratasys Ltd.* (b)	17,250	1,444,515

		4,646,782

Construction & Engineering 1.0%
EMCOR Group, Inc.	30,000	1,219,500
Great Lakes Dredge & Dock Corp.	190,000	1,485,800
Orion Marine Group, Inc.*	129,600	1,566,864
Primoris Services Corp.	31,400	619,208
UniTek Global Services, Inc.* (b)	62,293	87,210

		4,978,582

Construction Materials 0.3%
Eagle Materials, Inc.	25,010	1,657,413

Consumer Finance 0.9%
Credit Acceptance Corp.*	4,730	496,887
Encore Capital Group, Inc.*	60,760	2,011,764
Portfolio Recovery Associates, Inc.*	13,910	2,136,992

		4,645,643

Containers & Packaging 1.1%
AptarGroup, Inc.	32,800	1,810,888
Greif, Inc., Class A	26,400	1,390,488
Rock Tenn Co., Class A	12,800	1,278,464
Silgan Holdings, Inc.	25,200	1,183,392

		5,663,232

Distributors 0.9%
Core-Mark Holding Co., Inc.	22,396	1,422,146
Pool Corp.	29,700	1,556,577
VOXX International Corp.* (b)	131,000	1,607,370

		4,586,093

Diversified Consumer Services 0.1%
Corinthian Colleges, Inc.* (b)	290,900	651,616

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Diversified Financial Services 0.2%
PHH Corp.* (b)	55,900	$1,139,242

Diversified Telecommunication Services 0.2%
Cogent Communications Group, Inc.	40,344	1,135,684

Electric Utilities 1.2%
IDACORP, Inc.	32,500	1,552,200
Portland General Electric Co.	51,600	1,578,444
UIL Holdings Corp.	31,087	1,189,078
UNS Energy Corp.	38,414	1,718,258

		6,037,980

Electrical Equipment 0.5%
Franklin Electric Co., Inc.	6,300	211,995
Generac Holdings, Inc.	22,680	839,387
General Cable Corp.	36,000	1,107,000
Thermon Group Holdings, Inc.*	20,200	412,080

		2,570,462

Electronic Equipment, Instruments & Components 1.1%
Badger Meter, Inc.	23,300	1,038,015
Electro Scientific Industries, Inc.	127,823	1,375,375
FEI Co.	19,500	1,423,305
IPG Photonics Corp. (b)	13,183	800,604
Littelfuse, Inc.	4,200	313,362
OSI Systems, Inc.* (b)	7,946	511,881

		5,462,542

Energy Equipment & Services 2.5%
Atwood Oceanics, Inc.*	18,207	947,674
CARBO Ceramics, Inc.	15,050	1,014,822
Dril-Quip, Inc.*	15,180	1,370,602
Forum Energy Technologies, Inc.* (b)	27,770	845,041
Helix Energy Solutions Group, Inc.*	28,900	665,856
Key Energy Services, Inc.* (b)	130,300	775,285
Matrix Service Co.*	108,700	1,693,546
Natural Gas Services Group, Inc.*	73,800	1,733,562
Oceaneering International, Inc.	16,400	1,184,080
Pioneer Energy Services Corp.*	128,448	850,326
Tidewater, Inc.	28,065	1,598,863

		12,679,657

Food & Staples Retailing 1.2%
Fairway Group Holdings Corp.* (b)	13,470	325,570
Harris Teeter Supermarkets, Inc.	61,998	2,905,226
Spartan Stores, Inc.	83,171	1,533,673
Susser Holdings Corp.* (b)	24,050	1,151,514

		5,915,983

Food Products 1.5%
Annie's, Inc.*	14,850	634,689
B&G Foods, Inc.	4,500	153,225
Boulder Brands, Inc.* (b)	57,450	692,273
Chiquita Brands International, Inc.*	152,999	1,670,749
Darling International, Inc.*	4,100	76,506

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Food Products (continued)
Flowers Foods, Inc.	33,125	$730,406
J&J Snack Foods Corp.	13,883	1,080,097
Lancaster Colony Corp.	21,900	1,707,981
Post Holdings, Inc.*	22,100	964,886

		7,710,812

Gas Utilities 0.9%
Chesapeake Utilities Corp.	12,200	628,178
New Jersey Resources Corp.	4,850	201,421
Northwest Natural Gas Co.	1,100	46,728
Piedmont Natural Gas Co., Inc.	7,100	239,554
South Jersey Industries, Inc.	17,000	975,970
Southwest Gas Corp.	48,147	2,252,798

		4,344,649

Health Care Equipment & Supplies 3.3%
Abaxis, Inc.	35,290	1,676,628
Cooper Cos., Inc. (The)	19,360	2,304,808
Cutera, Inc.*	86,534	761,499
DexCom, Inc.*	29,580	664,071
Haemonetics Corp.*	48,300	1,997,205
IDEXX Laboratories, Inc.*	3,804	341,523
Insulet Corp.* (b)	30,800	967,428
Meridian Bioscience, Inc.	66,300	1,425,450
Sirona Dental Systems, Inc.*	38,242	2,519,383
Spectranetics Corp.*	30,940	577,959
Symmetry Medical, Inc.*	50,470	424,957
West Pharmaceutical Services, Inc.	39,500	2,775,271

		16,436,182

Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.* (b)	28,490	942,164
Addus HomeCare Corp.* (b)	43,832	865,244
Air Methods Corp. (b)	12,610	427,227
Amsurg Corp.*	15,234	534,713
Capital Senior Living Corp.*	35,780	855,142
Centene Corp.*	32,000	1,678,720
Chemed Corp. (b)	19,300	1,397,899
Ensign Group, Inc. (The)	60,400	2,127,288
Landauer, Inc.	2,600	125,606
MWI Veterinary Supply, Inc.* (b)	25,290	3,116,739
PharMerica Corp.*	6,242	86,514
Providence Service Corp. (The)* (b)	39,300	1,143,237
Team Health Holdings, Inc.*	48,000	1,971,360
WellCare Health Plans, Inc.*	8,650	480,508

		15,752,361

Health Care Technology 0.5%
MedAssets, Inc.*	71,800	1,273,732
Medidata Solutions, Inc.*	13,350	1,033,958
Merge Healthcare, Inc.*	113,355	408,078

		2,715,768

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Hotels, Restaurants & Leisure 1.7%
Bally Technologies, Inc.*	24,300	$1,371,005
Brinker International, Inc.	27,300	1,076,439
Buffalo Wild Wings, Inc.*	13,300	1,305,528
Cheesecake Factory, Inc. (The)	15,300	640,917
Chuy's Holdings, Inc.*	19,640	752,998
Fiesta Restaurant Group, Inc.*	17,740	610,079
Marriott Vacations Worldwide Corp.*	31,314	1,354,017
Multimedia Games Holding Co., Inc.*	2,180	56,833
Noodles & Co.*	2,800	102,900
Panera Bread Co., Class A*	4,340	806,980
Papa John's International, Inc.*	5,600	366,072
Texas Roadhouse, Inc.	3,300	82,566

		8,526,334

Household Durables 1.4%
La-Z-Boy, Inc.	83,170	1,685,856
M/I Homes, Inc.* (b)	69,425	1,593,998
Newell Rubbermaid, Inc.	51,564	1,353,555
Ryland Group, Inc. (The)	16,100	645,610
Standard Pacific Corp.* (b)	191,030	1,591,280

		6,870,299

Household Products 0.2%
Church & Dwight Co., Inc.	19,400	1,197,174

Industrial Conglomerates 0.2%
Raven Industries, Inc.	37,474	1,123,471

Information Technology Services 1.3%
BancTec, Inc.* (c)	36,134	34,327
CIBER, Inc.*	277,597	927,174
Convergys Corp. (b)	72,600	1,265,418
Jack Henry & Associates, Inc.	12,700	598,551
MAXIMUS, Inc. (b)	12,240	911,635
Sapient Corp.*	51,700	675,202
Syntel, Inc.	4,200	264,054
Unisys Corp.* (b)	91,900	2,028,233

		6,704,594

Insurance 2.8%
American Financial Group, Inc. (b)	34,414	1,683,189
Amtrust Financial Services, Inc. (b)	20,460	730,422
Employers Holdings, Inc. (b)	46,049	1,125,898
Health Insurance Innovations, Inc., Class A*	98,973	1,041,196
Infinity Property & Casualty Corp.	19,500	1,165,320
ProAssurance Corp. (b)	40,402	2,107,368
Reinsurance Group of America, Inc.	28,434	1,965,074
RLI Corp.	12,200	932,202
Safety Insurance Group, Inc.	21,500	1,042,965
StanCorp Financial Group, Inc.	44,200	2,183,922

		13,977,556

Internet & Catalog Retail 0.2%
HomeAway, Inc.*	23,970	775,190

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Internet Software & Services 2.2%
Cornerstone OnDemand, Inc.*	61,565	$2,665,149
CoStar Group, Inc.*	13,490	1,741,154
EarthLink, Inc. (b)	252,300	1,566,783
Perficient, Inc.*	111,300	1,484,742
Shutterstock, Inc.*	3,580	199,692
Web.com Group, Inc.* (b)	136,419	3,492,327

		11,149,847

Leisure Equipment & Products 0.5%
Brunswick Corp. (b)	44,700	1,428,165
Polaris Industries, Inc.	14,000	1,330,000

		2,758,165

Life Sciences Tools & Services 0.2%
PAREXEL International Corp.*	24,500	1,125,530

Machinery 4.8%
Chart Industries, Inc.*	15,532	1,461,406
CLARCOR, Inc.	40,600	2,119,726
Columbus McKinnon Corp.*	69,100	1,473,212
Gorman-Rupp Co. (The)	19,800	630,432
Graco, Inc.	9,500	600,495
Lincoln Electric Holdings, Inc.	5,800	332,166
Lindsay Corp.	5,500	412,390
Manitowoc Co., Inc. (The) (b)	93,080	1,667,063
Middleby Corp.*	13,650	2,321,728
Navistar International Corp.*	36,800	1,021,568
Nordson Corp.	18,282	1,267,125
Proto Labs, Inc.* (b)	11,650	756,901
Rexnord Corp.*	32,868	553,826
Tennant Co.	11,355	548,106
Toro Co. (The)	21,222	963,691
Trimas Corp.*	37,200	1,386,816
Valmont Industries, Inc.	9,500	1,359,355
Wabash National Corp.*	107,500	1,094,350
Wabtec Corp.	70,316	3,756,983

		23,727,339

Media 0.9%
Lions Gate Entertainment Corp.*	50,310	1,382,016
MDC Partners, Inc., Class A	62,900	1,134,716
Nexstar Broadcasting Group, Inc., Class A	29,370	1,041,460
Sinclair Broadcast Group, Inc., Class A	33,100	972,478

		4,530,670

Metals & Mining 1.3%
Compass Minerals International, Inc.	24,000	2,028,720
Globe Specialty Metals, Inc.	117,200	1,273,964
Horsehead Holding Corp.*	138,100	1,769,061
Materion Corp. (b)	52,326	1,417,511

		6,489,256

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Multi-Utilities 0.5%
Avista Corp.	48,047	$1,298,230
CMS Energy Corp.	39,900	1,084,083
NorthWestern Corp.	8,900	355,110

		2,737,423

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	25,347	1,101,074

Oil, Gas & Consumable Fuels 3.3%
Bill Barrett Corp.* (b)	58,200	1,176,804
Bonanza Creek Energy, Inc.*	18,770	665,584
Diamondback Energy, Inc.*	15,030	500,800
Energen Corp.	37,498	1,959,645
EPL Oil & Gas, Inc.*	44,700	1,312,392
EXCO Resources, Inc. (b)	116,200	887,768
Gulfport Energy Corp.* (b)	50,300	2,367,621
Kodiak Oil & Gas Corp.*	228,300	2,029,587
Midstates Petroleum Co., Inc.*	125,600	679,496
Oasis Petroleum, Inc.*	65,880	2,560,755
Rex Energy Corp.*	36,220	636,748
SM Energy Co.	19,615	1,176,508
Swift Energy Co.* (b)	80,500	965,195

		16,918,903

Paper & Forest Products 0.1%
KapStone Paper and Packaging Corp. (b)	15,420	619,576

Pharmaceuticals 0.9%
Medicines Co. (The)* (b)	56,679	1,743,446
Questcor Pharmaceuticals, Inc. (b)	46,400	2,109,344
Santarus, Inc.*	21,210	446,471

		4,299,261

Professional Services 1.2%
Advisory Board Co. (The)*	26,508	1,448,662
Exponent, Inc.	30,800	1,820,588
Kforce, Inc.	87,600	1,278,960
On Assignment, Inc.* (b)	65,360	1,746,419

		6,294,629

Real Estate Investment Trusts (REITs) 4.0%
American Assets Trust, Inc.	41,572	1,282,912
Campus Crest Communities, Inc.	105,105	1,212,912
Colony Financial, Inc.	77,157	1,534,653
Coresite Realty Corp.	9,850	313,329
CYS Investments, Inc.	170,400	1,569,383
Education Realty Trust, Inc.	105,943	1,083,797
EPR Properties	28,900	1,452,803
Healthcare Trust of America, Inc., Class A	85,900	964,657
iStar Financial, Inc.*	135,100	1,525,279
MFA Financial, Inc.	159,717	1,349,609
National Health Investors, Inc. (b)	15,600	933,816
One Liberty Properties, Inc.	44,270	972,169
Piedmont Office Realty Trust, Inc., Class A	55,600	994,128
RAIT Financial Trust	170,800	1,284,416

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties, Inc.	234,912	$2,219,917
Two Harbors Investment Corp.	147,800	1,514,950

		20,208,730

Real Estate Management & Development 0.4%
Altisource Asset Management Corp.*	1,360	367,200
Forestar Group, Inc.* (b)	32,369	649,322
Howard Hughes Corp. (The)*	8,100	907,929

		1,924,451

Road & Rail 1.6%
Genesee & Wyoming, Inc., Class A* (b)	23,410	1,986,104
Quality Distribution, Inc.* (b)	155,200	1,371,968
Roadrunner Transportation Systems, Inc.*	77,000	2,143,680
Ryder System, Inc.	19,200	1,167,168
Saia, Inc.* (b)	40,910	1,226,058

		7,894,978

Semiconductors & Semiconductor Equipment 3.2%
Ambarella, Inc.* (b)	89,613	1,508,187
Cavium, Inc.*	23,050	815,279
Hittite Microwave Corp.*	24,000	1,392,000
Integrated Silicon Solution, Inc.*	170,500	1,868,680
Monolithic Power Systems, Inc.	66,640	1,606,690
OmniVision Technologies, Inc.*	94,600	1,764,290
Pericom Semiconductor Corp.*	112,700	802,424
Photronics, Inc.*	165,300	1,332,318
Power Integrations, Inc.	18,000	730,080
RF Micro Devices, Inc.*	363,700	1,945,794
Semtech Corp.*	25,560	895,367
Silicon Image, Inc.*	271,100	1,585,935
Volterra Semiconductor Corp.*	7,300	103,076

		16,350,120

Software 5.6%
Actuate Corp.*	230,500	1,530,520
Advent Software, Inc.*	6,400	224,384
Aspen Technology, Inc.*	63,270	1,821,543
Blackbaud, Inc.	13,600	442,952
CommVault Systems, Inc.*	32,829	2,491,393
FactSet Research Systems, Inc.	6,800	693,192
Guidewire Software, Inc.*	51,220	2,153,801
Imperva, Inc.*	36,836	1,659,093
Infoblox, Inc.*	44,970	1,315,822
Interactive Intelligence Group, Inc.*	18,820	971,112
Manhattan Associates, Inc.*	12,300	949,068
Mentor Graphics Corp.	95,400	1,865,070
MICROS Systems, Inc.*	26,940	1,162,461
Monotype Imaging Holdings, Inc.	14,700	373,527
NetSuite, Inc.*	19,774	1,814,067
QLIK Technologies, Inc.* (b)	32,020	905,205
ServiceNow, Inc.*	22,420	905,544
Solera Holdings, Inc.	27,600	1,535,940

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Software (continued)
Sourcefire, Inc.*	7,223	$401,238
Splunk, Inc.*	24,790	1,149,264
Tableau Software, Inc., Class A*	5,260	291,509
Tyler Technologies, Inc.*	12,200	836,310
Ultimate Software Group, Inc.*	21,590	2,532,291

		28,025,306

Specialty Retail 3.9%
Asbury Automotive Group, Inc.*	41,920	1,680,992
Conn's, Inc.* (b)	39,970	2,068,847
Express, Inc.*	68,500	1,436,445
Five Below, Inc.* (b)	15,090	554,708
Hibbett Sports, Inc.*	29,700	1,648,350
Lithia Motors, Inc., Class A	61,850	3,297,223
Lumber Liquidators Holdings, Inc.*	18,450	1,436,702
Pep Boys-Manny, Moe & Jack (The)*	88,300	1,022,514
Pier 1 Imports, Inc. (b)	53,420	1,254,836
Restoration Hardware Holdings, Inc.*	11,270	845,250
Sally Beauty Holdings, Inc.*	64,000	1,990,400
Sonic Automotive, Inc., Class A (b)	79,800	1,686,972
Tractor Supply Co.	7,000	823,270

		19,746,509

Textiles, Apparel & Luxury Goods 1.2%
G-III Apparel Group Ltd.* (b)	23,000	1,106,760
Skechers U.S.A., Inc., Class A* (b)	71,300	1,711,913
Steven Madden Ltd.*	26,260	1,270,459
Under Armour, Inc., Class A* (b)	19,000	1,134,490
Wolverine World Wide, Inc.	13,900	759,079

		5,982,701

Thrifts & Mortgage Finance 2.5%
Berkshire Hills Bancorp, Inc. (b)	43,500	1,207,560
BofI Holding, Inc.*	31,763	1,455,381
Brookline Bancorp, Inc.	193,000	1,675,239
Dime Community Bancshares, Inc.	30,550	468,026
EverBank Financial Corp.	62,520	1,035,331
Ocwen Financial Corp.*	24,400	1,005,768
Provident New York Bancorp (b)	168,700	1,575,658
Rockville Financial, Inc.	103,400	1,352,472
United Financial Bancorp, Inc.	84,064	1,273,570
Walker & Dunlop, Inc.*	85,303	1,492,803

		12,541,808

Trading Companies & Distributors 1.9%
Applied Industrial Technologies, Inc.	28,000	1,353,240
Beacon Roofing Supply, Inc.*	51,641	1,956,162
H&E Equipment Services, Inc. (b)	78,090	1,645,356
HD Supply Holdings, Inc.*	64,952	1,220,448
Rush Enterprises, Inc., Class A* (b)	55,400	1,371,150
United Rentals, Inc.* (b)	31,540	1,574,161
Watsco, Inc.	5,000	419,800

		9,540,317

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (Continued)
Water Utilities 0.0%†
American States Water Co.	1,616	$86,731

		452,804,125

Total Common Stocks (cost $400,327,103)		491,798,462

Preferred Stocks 0.0%†
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Series M-1* (a)	19,276	70,551
Glam Media, Inc., Escrow ADR, Series M-1* (a)	2,754	5,783

		76,334

Total Preferred Stocks (cost $109,333)		76,334

Corporate Bonds 0.0%†

	Principal Amount	Market Value

UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Subordinated Note, 9.00%, 12/02/13 (a)	$42,256	42,256
Glam Media, Inc., Subordinated Note Escrow, 9.00%, 12/02/13 (a)	1,544	979

Total Corporate Bonds (cost $43,676)		43,235

Mutual Fund 2.8%

	Shares	Market Value

Money Market Fund 2.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (d)	14,095,585	14,095,585

Total Mutual Fund (cost $14,095,585)		14,095,585

Repurchase Agreements 7.3%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $5,000,050, collateralized by U.S. Government Agency Securities ranging from 0.00% — 7.25%, maturing 07/01/13 — 07/17/37; total market value $5,100,008 (e)	$5,000,000	$5,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $25,000,229, collateralized by U.S. Government Agency Securities ranging from 1.13% — 5.50%, maturing 04/20/24 — 05/20/43; total market value $25,500,149. (e)	25,000,000	25,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $6,821,002 collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $6,957,419. (e)	6,820,940	6,820,940

Total Repurchase Agreements (cost $36,820,940)		36,820,940

Total Investments (cost $451,396,637) (f) — 107.5%		542,834,556

Liabilities in excess of other assets — (7.5)%		(37,713,613)

NET ASSETS — 100.0%		$505,120,943

*	Denotes a non-income producing security.
(a)	Fair Valued Security.

(b)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $35,586,769.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2013 was $34,327 which represents 0.01% of net assets.

(d)	Represents 7-day effective yield as of June 30, 2013.

13

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $36,820,940.
(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

14

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Multi- Manager Small Company Fund
Assets:
Investments, at value* (cost $414,575,697)	$506,013,616
Repurchase agreements, at value and cost	36,820,940

Total Investments	542,834,556

Cash	11,276
Foreign currencies, at value (cost $1,020)	1,019
Interest and dividends receivable	462,499
Security lending income receivable	7,909
Receivable for investments sold	5,048,623
Receivable for capital shares issued	122,986
Reclaims receivable	30,600
Prepaid expenses	3,946

Total Assets	548,523,414

Liabilities:
Payable for investments purchased	5,770,010
Payable for capital shares redeemed	308,310
Payable upon return of securities loaned (Note 2)	36,820,940
Accrued expenses and other payables:
Investment advisory fees	358,876
Fund administration fees	18,782
Distribution fees	10,500
Administrative servicing fees	57,135
Accounting and transfer agent fees	921
Trustee fees	140
Custodian fees	3,443
Compliance program costs (Note 3)	416
Professional fees	12,620
Printing fees	40,112
Other	266

Total Liabilities	43,402,471

Net Assets	$505,120,943

Represented by:
Capital	$393,609,993
Accumulated undistributed net investment income	2,125,777
Accumulated net realized gains from investment and foreign currency transactions	17,933,195
Net unrealized appreciation/(depreciation) from investments	91,437,919
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	14,059

Net Assets	$505,120,943

Net Assets:
Class I Shares	$337,151,603
Class II Shares	50,965,320
Class III Shares	2,925,125
Class IV Shares	20,832,150
Class Y Shares	93,246,745

Total	$505,120,943

*	Includes value of securities on loan of $35,586,769 (Note 2).

15

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Multi- Manager Small Company Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	14,823,313
Class II Shares	2,302,302
Class III Shares	128,319
Class IV Shares	916,176
Class Y Shares	4,091,167

Total	22,261,277

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$22.74
Class II Shares	$22.14
Class III Shares	$22.80
Class IV Shares	$22.74
Class Y Shares	$22.79

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Multi- Manager Small Company Fund
INVESTMENT INCOME:
Dividend income	$3,042,293
Income from securities lending (Note 2)	68,442
Interest income	2,446
Foreign tax withholding	(13,430)

Total Income	3,099,751

EXPENSES:
Investment advisory fees	2,254,071
Fund administration fees	103,933
Distribution fees Class II Shares	61,880
Administrative servicing fees Class I Shares	246,258
Administrative servicing fees Class II Shares	37,128
Administrative servicing fees Class III Shares	2,128
Administrative servicing fees Class IV Shares	15,272
Professional fees	19,589
Printing fees	24,487
Trustee fees	9,424
Custodian fees	10,622
Accounting and transfer agent fees	5,087
Compliance program costs (Note 3)	860
Other	9,683

Total expenses before earnings credit and fees waived	2,800,422

Earnings credit (Note 5)	(75)
Investment advisory fees waived (Note 3)	(115,915)

Net Expenses	2,684,432

NET INVESTMENT INCOME	415,319

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	28,752,454
Net realized losses from foreign currency transactions (Note 2)	(38)

Net realized gains from investment and foreign currency transactions	28,752,416

Net change in unrealized appreciation/(depreciation) from investments	44,045,921
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(684)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	44,045,237

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	72,797,653

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$73,212,972

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Company Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$415,319	$2,352,952
Net realized gains from investment and foreign currency transactions	28,752,416	17,287,830
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	44,045,237	46,278,382

Change in net assets resulting from operations	73,212,972	65,919,164

Distributions to Shareholders From:
Net investment income:
Class I	–	(477,407)
Class II	–	–
Class III	–	(4,482)
Class IV	–	(29,597)
Class Y	–	(247,971)

Change in net assets from shareholder distributions	–	(759,457)

Change in net assets from capital transactions	(28,844,615)	(13,481,021)

Change in net assets	44,368,357	51,678,686

Net Assets:
Beginning of period	460,752,586	409,073,900

End of period	$505,120,943	$460,752,586

Accumulated undistributed net investment income at end of period	$2,125,777	$1,710,458

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,184,592	$43,940,217
Dividends reinvested	–	477,407
Cost of shares redeemed	(29,472,680)	(54,306,844)

Total Class I Shares	(22,288,088)	(9,889,220)

Class II Shares
Proceeds from shares issued	2,353,990	3,150,941
Dividends reinvested	–	–
Cost of shares redeemed	(5,179,086)	(8,044,841)

Total Class II Shares	(2,825,096)	(4,893,900)

Class III Shares
Proceeds from shares issued	164,701	545,063
Dividends reinvested	–	4,482
Cost of shares redeemed	(389,038)	(782,338)

Total Class III Shares	(224,337)	(232,793)

Class IV Shares
Proceeds from shares issued	223,860	556,669
Dividends reinvested	–	29,597
Cost of shares redeemed	(1,973,503)	(3,383,497)

Total Class IV Shares	(1,749,643)	(2,797,231)

18

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Company Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$1,571,419	$8,151,872
Dividends reinvested	–	247,971
Cost of shares redeemed	(3,328,870)	(4,067,720)

Total Class Y Shares	(1,757,451)	4,332,123

Change in net assets from capital transactions	$(28,844,615)	$(13,481,021)

SHARE TRANSACTIONS:
Class I Shares
Issued	337,467	2,521,467
Reinvested	–	25,074
Redeemed	(1,368,813)	(2,917,433)

Total Class I Shares	(1,031,346)	(370,892)

Class II Shares
Issued	113,359	173,671
Reinvested	–	–
Redeemed	(248,409)	(446,561)

Total Class II Shares	(135,050)	(272,890)

Class III Shares
Issued	7,687	29,086
Reinvested	–	235
Redeemed	(18,242)	(43,224)

Total Class III Shares	(10,555)	(13,903)

Class IV Shares
Issued	10,343	29,809
Reinvested	–	1,555
Redeemed	(91,914)	(182,556)

Total Class IV Shares	(81,571)	(151,192)

Class Y Shares
Issued	74,231	440,743
Reinvested	–	13,010
Redeemed	(155,470)	(214,916)

Total Class Y Shares	(81,239)	238,837

Total change in shares	(1,339,761)	(570,040)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$19.57	0.02	3.15	3.17	–	–	–	–	$22.74	16.20%	$337,151,603	1.10%	0.17%	1.14%	29.66%
Year Ended December 31, 2012(e)	$16.97	0.09	2.54	2.63	(0.03)	–	(0.03)	–	$19.57	15.50%	$310,267,734	1.11%	0.50%	1.16%	69.03%
Year Ended December 31, 2011(e)	$18.05	(0.01)	(0.98)	(0.99)	(0.09)	–	(0.09)	–	$16.97	(5.56)%	$275,298,485	1.16%	(0.06)%	1.17%	114.47%
Year Ended December 31, 2010(e)	$14.45	0.08	3.57	3.65	(0.05)	–	(0.05)	–	$18.05	25.32%	$360,470,763	1.18%	0.50%	1.18%	68.84%
Year Ended December 31, 2009(e)	$10.76	0.04	3.68	3.72	(0.03)	–	(0.03)	–	$14.45	34.70%	$352,187,874	1.19%	0.38%	1.19%	77.10%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19)%	$312,192,179	1.19%	0.85%	1.19%	113.50%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$19.07	(0.01)	3.08	3.07	–	–	–	–	$22.14	16.05%	$50,965,320	1.35%	(0.08)%	1.39%	29.66%
Year Ended December 31, 2012(e)	$16.55	0.05	2.47	2.52	–	–	–	–	$19.07	15.23%	$46,480,380	1.36%	0.26%	1.41%	69.03%
Year Ended December 31, 2011(e)	$17.64	(0.05)	(0.96)	(1.01)	(0.08)	–	(0.08)	–	$16.55	(5.80)%	$44,853,662	1.41%	(0.30)%	1.42%	114.47%
Year Ended December 31, 2010(e)	$14.13	0.04	3.48	3.52	(0.01)	–	(0.01)	–	$17.64	24.98%	$53,716,945	1.43%	0.26%	1.43%	68.84%
Year Ended December 31, 2009(e)	$10.53	0.02	3.60	3.62	(0.02)	–	(0.02)	–	$14.13	34.43%	$48,640,531	1.44%	0.18%	1.44%	77.10%
Year Ended December 31, 2008	$21.84	0.09	(7.30)	(7.21)	(0.10)	(4.00)	(4.10)	–	$10.53	(38.35)%	$67,160,569	1.45%	0.57%	1.45%	113.50%

Class III Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$19.61	0.02	3.17	3.19	–	–	–	–	$22.80	16.22%	$2,925,125	1.10%	0.16%	1.14%	29.66%
Year Ended December 31, 2012(e)	$17.01	0.10	2.53	2.63	(0.03)	–	(0.03)	–	$19.61	15.48%	$2,723,797	1.11%	0.54%	1.16%	69.03%
Year Ended December 31, 2011(e)	$18.10	(0.01)	(0.99)	(1.00)	(0.09)	–	(0.09)	–	$17.01	(5.55)%	$2,598,385	1.16%	(0.06)%	1.17%	114.47%
Year Ended December 31, 2010(e)	$14.48	0.09	3.58	3.67	(0.05)	–	(0.05)	–	$18.10	25.35%	$2,984,634	1.18%	0.58%	1.18%	68.84%
Year Ended December 31, 2009(e)	$10.78	0.04	3.69	3.73	(0.03)	–	(0.03)	–	$14.48	34.73%	$2,523,106	1.19%	0.35%	1.19%	77.10%
Year Ended December 31, 2008	$22.24	0.16	(7.47)	(7.31)	(0.15)	(4.00)	(4.15)	–	$10.78	(38.16)%	$1,491,946	1.16%	0.90%	1.16%	113.50%

Class IV Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$19.56	0.02	3.16	3.18	–	–	–	–	$22.74	16.26%	$20,832,150	1.10%	0.17%	1.14%	29.66%
Year Ended December 31, 2012(e)	$16.96	0.09	2.54	2.63	(0.03)	–	(0.03)	–	$19.56	15.51%	$19,519,832	1.11%	0.50%	1.16%	69.03%
Year Ended December 31, 2011(e)	$18.05	(0.01)	(0.99)	(1.00)	(0.09)	–	(0.09)	–	$16.96	(5.56)%	$19,488,197	1.16%	(0.06)%	1.17%	114.47%
Year Ended December 31, 2010(e)	$14.44	0.08	3.58	3.66	(0.05)	–	(0.05)	–	$18.05	25.34%	$23,631,715	1.18%	0.50%	1.18%	66.84%
Year Ended December 31, 2009(e)	$10.76	0.04	3.67	3.71	(0.03)	–	(0.03)	–	$14.44	34.61%	$23,013,941	1.19%	0.38%	1.19%	77.10%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19)%	$20,512,653	1.20%	0.83%	1.20%	113.50%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$19.60	0.03	3.16	3.19	–	–	–	–	$22.79	16.33%	$93,246,745	0.95%	0.32%	0.99%	29.66%
Year Ended December 31, 2012(e)	$16.99	0.13	2.54	2.67	(0.06)	–	(0.06)	–	$19.60	15.66%	$81,760,843	0.96%	0.69%	1.01%	69.03%
Year Ended December 31, 2011(e)	$18.06	0.03	(1.00)	(0.97)	(0.10)	–	(0.10)	–	$16.99	(5.46)%	$66,835,171	1.00%	0.15%	1.02%	114.47%
Year Ended December 31, 2010(e)	$14.45	0.14	3.54	3.68	(0.07)	–	(0.07)	–	$18.06	25.57%	$45,725,653	1.03%	0.88%	1.03%	68.84%
Year Ended December 31, 2009(e)	$10.76	0.05	3.68	3.73	(0.04)	–	(0.04)	–	$14.45	34.80%	$17,171,892	1.03%	0.43%	1.03%	77.10%
Period Ended December 31, 2008(f)	$20.20	0.12	(5.39)	(5.27)	(0.17)	(4.00)	(4.17)	–	$10.76	(32.67)%	$5,084,763	1.08%	0.99%	1.08%	113.50%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Company Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,705,212	$—	$—	$4,705,212
Air Freight & Logistics	2,706,125	—	—	2,706,125
Auto Components	3,138,082	—	—	3,138,082
Beverages	1,177,416	—	—	1,177,416
Biotechnology	3,804,999	—	—	3,804,999
Building Products	3,730,730	—	—	3,730,730
Capital Markets	10,415,187	—	—	10,415,187
Chemicals	15,111,700	—	—	15,111,700
Commercial Banks	37,554,342	—	—	37,554,342
Commercial Services & Supplies	16,634,920	—	—	16,634,920
Communications Equipment	6,447,311	—	—	6,447,311
Computers & Peripherals	4,646,782	—	—	4,646,782
Construction & Engineering	4,978,582	—	—	4,978,582
Construction Materials	3,741,243	—	—	3,741,243
Consumer Finance	4,645,643	—	—	4,645,643
Containers & Packaging	5,663,232	—	—	5,663,232
Distributors	4,586,093	—	—	4,586,093
Diversified Consumer Services	2,036,548	—	—	2,036,548
Diversified Financial Services	1,139,242	—	—	1,139,242
Diversified Telecommunication Services	1,135,684	—	—	1,135,684
Electric Utilities	6,037,980	—	—	6,037,980
Electrical Equipment	2,570,462	—	—	2,570,462
Electronic Equipment, Instruments & Components	5,462,542	—	—	5,462,542
Energy Equipment & Services	12,781,473	863,554	—	13,645,027
Food & Staples Retailing	5,915,983	113,958	—	6,029,941
Food Products	7,710,812	—	—	7,710,812
Gas Utilities	4,344,649	—	—	4,344,649
Health Care Equipment & Supplies	16,436,182	—	—	16,436,182
Health Care Providers & Services	17,508,607	—	—	17,508,607
Health Care Technology	2,715,768	—	—	2,715,768
Hotels, Restaurants & Leisure	8,526,334	—	—	8,526,334
Household Durables	6,870,299	—	—	6,870,299
Household Products	1,197,174	—	—	1,197,174
Industrial Conglomerates	1,123,471	—	—	1,123,471
Information Technology Services	6,670,267	34,327	—	6,704,594
Insurance	23,445,403	—	—	23,445,403
Internet & Catalog Retail	775,190	—	—	775,190
Internet Software & Services	11,149,847	2	—	11,149,849
Leisure Equipment & Products	2,758,165	—	—	2,758,165
Life Sciences Tools & Services	5,487,672	—	—	5,487,672
Machinery	25,099,341	—	—	25,099,341
Media	4,530,670	—	—	4,530,670
Metals & Mining	8,771,800	—	—	8,771,800
Multi-Utilities	2,737,423	—	—	2,737,423
Office Electronics	1,101,074	—	—	1,101,074
Oil, Gas & Consumable Fuels	18,559,176	—	—	18,559,176
Paper & Forest Products	1,206,865	—	—	1,206,865
Pharmaceuticals	5,124,433	—	—	5,124,433

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Professional Services	$6,294,629	$—	$—	$6,294,629
Real Estate Investment Trusts (REITs)	20,208,730	—	—	20,208,730
Real Estate Management & Development	3,429,731	—	—	3,429,731
Road & Rail	7,894,978	—	—	7,894,978
Semiconductors & Semiconductor Equipment	17,862,876	—	—	17,862,876
Software	28,025,306	2,018,562	—	30,043,868
Specialty Retail	19,746,509	—	—	19,746,509
Textiles, Apparel & Luxury Goods	5,982,701	—	—	5,982,701
Thrifts & Mortgage Finance	13,754,690	—	—	13,754,690
Trading Companies & Distributors	9,540,317	—	—	9,540,317
Transportation Infrastructure	1,322,726	—	—	1,322,726
Water Utilities	86,731	—	—	86,731
Total Common Stocks	$488,768,059	$3,030,403	$—	$491,798,462
Corporate Bonds	—	—	43,235	43,235
Mutual Fund	14,095,585	—	—	14,095,585
Preferred Stocks	—	—	76,334	76,334
Repurchase Agreements	—	36,820,940	—	36,820,940
Total	$502,863,644	$39,851,343	$119,569	$542,834,556

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Balance as of 12/31/12	$—	$81,538	$43,801	$125,339
Accrued Accretion/(Amortization)	—	—	—	—
Realized Gain/(Loss)	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	(5,204)	(566)	(5,770)
Purchases*	—	—	—	—
Sales	—	—	—	—
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—
Balance as of 6/30/13	$—	$76,334	$43,235	$119,569

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Fund’s loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$35,586,769
Collateral offsetting	36,820,940
Net Amount(1)	$1,234,171

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(e)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$36,820,940
Collateral offsetting	37,557,576
Net Amount(1)	$736,636

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

26

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

27

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Morgan Stanley Investment Management, Inc.
Putnam Investment Management, LLC
Neuberger Berman Management, LLC
Oppenheimer Funds, Inc.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.93%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.93%
$200 million and more	0.88%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Prior to May 1, 2013, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its Investment Advisory Fee an amount equal to $76,542, for which NFA shall not be entitled to later seek recoupment.

Effective May 1, 2013, NFA has contractually agreed (the “Agreement”) to waive Investment Advisory Fees in an amount equal to 0.0465% of the Fund’s average daily net assets. Pursuant to the Agreement, during the period from May 1, 2013 through June 30, 2013, NFA waived Investment Advisory Fees in an amount equal to $39,373.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

28

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $103,933 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $860.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2013, NFS received $300,786 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $303 and $213, respectively.

5.  Bank Loans and Earnings Credits

The Trust has a credit agreement with JPMorgan, the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit

29

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $141,162,091 and sales of $168,458,965 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $56,226 of brokerage commissions

30

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$454,749,339	$100,809,392	$(12,724,175)	$88,085,217

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

32

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were above the Fund’s respective expense group medians. The Trustees noted that, according to management, the Fund’s expenses have been trending downward over recent years, including that the Fund’s actual advisory fee rate has declined by five basis points since 2011 and that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) has declined twelve basis points since 2009. The Trustees considered management’s

33

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

view that multi-manager funds present unique complexities and issues supporting relatively high advisory fee levels. The Trustees considered that management, at the Trustees’ request, implemented a new breakpoint in the Fund’s advisory fee at the Trustees’ March 2013 meetings.

The Trustees considered that the Fund’s Class II shares had achieved a level of total return performance below the median of the Fund’s peers for the three-year period ended September 30, 2012. The Trustees noted that in mid-2011 the Fund’s subadvisory structure had been reorganized to include Neuberger Berman Management LLC, OppenheimerFunds, Inc., and Putnam Investment Management, LLC. The Trustees considered management’s statement that Fund performance had improved significantly since the change in sub-advisers was made, and that NFA therefore was not recommending that additional changes be made for the Fund at this time.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

34

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

35

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

36

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

37

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

38

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

39

NVIT Multi Sector Bond Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

28	Statement of Assets and Liabilities

30	Statement of Operations

31	Statements of Changes in Net Assets

32	Financial Highlights

33	Notes to Financial Statements

46	Supplemental Information

49	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MSB (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Multi Sector Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Multi Sector Bond Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual	1,000.00	971.50	4.55	0.93
	Hypothetical[b]	1,000.00	1,020.18	4.66	0.93

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary June 30, 2013 (Unaudited)	NVIT Multi Sector Bond Fund

Asset Allocation †
Corporate Bonds	44.6%
Sovereign Bonds	16.5%
U.S. Government Mortgage Backed Agencies	15.8%
Asset-Backed Securities	10.2%
Mutual Fund	9.1%
Commercial Mortgage Backed Securities	5.6%
Collateralized Mortgage Obligations	5.4%
Repurchase Agreement	4.7%
U.S. Treasury Notes	2.4%
U.S. Treasury Bonds	0.9%
Yankee Dollars	0.7%
U.S. Government Sponsored & Agency Obligations	0.6%
Municipal Bonds	0.5%
Warrant	0.1%
Convertible Corporate Bond††	0.0%
Common Stocks††	0.0%
Liabilities in excess of other assets†††	(17.1%)

100.0%

Top Industries ††††
Automobiles	6.8%
Oil, Gas & Consumable Fuels	4.3%
Commercial Banks	2.7%
Media	2.7%
Diversified Financial Services	2.6%
Metals & Mining	1.9%
Capital Markets	1.7%
Diversified Telecommunication Services	1.6%
Health Care Providers & Services	1.5%
Gas Utilities	1.5%
Other Industries*	72.7%

100.0%

Top Holdings ††††
Fidelity Institutional Money Market Fund—Institutional Class	7.7%
Federal National Mortgage Association Pool TBA, 4.50%, 07/25/43	1.9%
U.S. Treasury Notes, 1.75%, 05/15/23	1.7%
Federal National Mortgage Association Pool TBA, 3.00%, 07/25/43	1.5%
Federal National Mortgage Association Pool TBA, 3.50%, 07/25/43	1.5%
Mexican Bonos, 6.50%, 06/10/21	0.9%
Federal National Mortgage Association Pool TBA, 5.00%, 07/25/43	0.9%
Federal National Mortgage Association Pool TBA, 4.00%, 07/25/43	0.9%
Federal National Mortgage Association Pool TBA, 6.00%, 08/25/43	0.8%
Federal National Mortgage Association Pool TBA, 2.50%, 07/25/28	0.7%
Other Holdings*	81.5%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 10.2%

	Principal Amount	Market Value

Auto Floor Plan 0.6%
Ally Master Owner Trust
Series 2011-3, Class A2,
1.81%, 05/15/16	$175,000	$176,568
Series 2012-1, Class A2,
1.44%, 02/15/17	510,000	514,659
Series 2013-1, Class A2,
1.00%, 02/15/18	875,000	868,375

		1,559,602

Automobiles 7.7%
Ally Auto Receivables Trust
Series 2010-1, Class A4,
2.30%, 12/15/14	146,961	147,369
Series 2012-2, Class A2,
0.56%, 10/15/14	342,545	342,595
Series 2013-SN1, Class A1,
0.24%, 06/20/14	730,378	729,554
AmeriCredit Automobile Receivables Trust Series 2010-4, Class B, 1.99%, 10/08/15	255,000	255,604
Series 2011-3, Class B,
2.28%, 06/08/16	535,000	539,430
Series 2012-2, Class A2,
0.76%, 10/08/15	663,095	662,729
Series 2013-1, Class A1,
0.24%, 02/10/14	98,449	98,340
Series 2013-3, Class A1,
0.25%, 06/09/14	210,000	209,994
ARI Fleet Lease Trust, Series 2013-A, Class A1, 0.26%, 04/15/14 (a)	233,589	233,604
BMW Vehicle Lease Trust, Series 2013-1, Class A1, 0.20%, 01/21/14	200,920	200,970
CarMax Auto Owner Trust, Series 2013-2, Class A1, 0.21%, 05/15/14	946,049	945,944
CFC LLC, Series 2013-1A, Class A, 1.65%, 07/17/17 (a)	376,101	375,200
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.94%, 11/07/23 (a)(b)	547,600	550,169
DT Auto Owner Trust
Series 2012-1A, Class A,
1.05%, 01/15/15 (a)	63,973	63,990
Series 2012-2A, Class A,
0.91%, 11/16/15 (a)	196,613	196,694
Series 2013-1A, Class A,
0.75%, 05/16/16 (a)	520,000	519,266
Enterprise Fleet Financing LLC,
Series 2013-1, Class A1, 0.26%, 03/20/14 (a)	356,945	356,688

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
Exeter Automobile Receivables Trust,
Series 2013-1A, Class A, 1.29%, 10/16/17 (a)	$298,079	$296,913
First Investors Auto Owner Trust,
Series 2013-2A, Class A1, 0.34%, 06/16/14 (a)	355,000	354,499
Ford Credit Auto Owner Trust, Series 2013-B, Class A1, 0.21%, 05/15/14 (a)	683,428	683,346
Honda Auto Receivables Owner Trust
Series 2013-1, Class A1,
0.20%, 01/21/14	257,537	257,636
Series 2013-2, Class A1,
0.24%, 05/16/14	908,684	908,600
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A1, 0.23%, 03/17/14 (a)	190,554	190,467
Hyundai Auto Receivables Trust Series 2011-B, Class A3, 1.04%, 09/15/15	112,772	113,000
Series 2012-B, Class A2,
0.54%, 01/15/15	704,379	703,774
Series 2013-A, Class A1,
0.20%, 02/18/14	181,437	181,484
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A1, 0.27%, 05/15/14	729,634	728,780
Motor PLC, Series 12A, Class A1C, 1.29%, 02/25/20 (a)	350,000	351,280
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A3, 0.84%, 01/16/15 (a)	163,161	163,250
Prestige Auto Receivables Trust
Series 2011-1A, Class A3,
1.90%, 08/17/15 (a)	226,639	226,826
Series 2013-1A, Class A2,
1.09%, 02/15/18 (a)	335,000	334,657
Santander Drive Auto Receivables Trust
Series 2010-1, Class A3,
1.84%, 11/17/14	670,534	672,940
Series 2011-2, Class B,
2.66%, 01/15/16	210,000	211,603
Series 2012-1, Class B,
2.72%, 05/16/16	360,000	364,534
Series 2012-2, Class A2,
0.91%, 05/15/15	290,365	290,556
Series 2012-2, Class B,
2.09%, 08/15/16	160,000	161,158
Series 2013-1, Class B,
1.16%, 01/15/19	620,000	611,720
Series 2013-2, Class A1,
0.26%, 03/17/14	325,860	325,801

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-2, Class B,
1.33%, 03/15/18	$180,000	$177,877
Series 2013-3, Class B,
1.19%, 05/15/18	465,000	457,319
SMART Trust
Series 2011-1USA, Class A3A,
1.77%, 10/14/14 (a)	368,310	369,243
Series 2011-2USA, Class A4A,
2.31%, 04/14/17 (a)	860,000	877,429
Series 2012-1USA, Class A2A,
1.04%, 09/14/14 (a)	308,428	308,909
Series 2012-1USA, Class A4A,
2.01%, 12/14/17 (a)	330,000	336,524
Series 2013-1US, Class A1,
0.23%, 01/14/14	385,226	385,340
Series 2013-1US, Class A4A,
1.05%, 10/14/18	290,000	286,453
Series 2013-2US, Class A1,
0.26%, 05/14/14	715,608	715,457
Toyota Auto Receivables Owner Trust, Series 2011-A, Class A3, 0.98%, 10/15/14	267,709	268,056
Volkswagen Auto Loan Enhanced Trust, Series 2013-1, Class A1,
0.20%, 03/20/14	756,540	756,783

		19,500,354

Credit Card 0.2%
Arran Funding Ltd., Series 2012-1A, Class A1, 0.89%, 07/15/15 (a)(b)	200,000	200,040
Capital One Multi-Asset Execution Trust, Series 2006-A12, Class A, 0.25%, 07/15/16 (b)	215,000	214,937

		414,977

Home Equity 0.1%
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.73%, 08/25/31 (b)	69,669	59,197
Renaissance Home Equity Loan Trust
Series 2006-1, Class AF3,
5.61%, 05/25/36 (c)	30,949	21,643
Series 2007-1, Class AF2,
5.51%, 04/25/37 (c)	117,698	57,572

		138,412

Other 0.7%
CCG Receivables Truste, Series 2013-1, Class A2, 1.05%, 08/14/20 (a)	350,000	349,048

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Countrywide Asset-Backed Certificates,
Series 2007-4, Class A2, 5.53%, 04/25/47 (b)	$300,000	$283,087
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.29%, 04/25/32 (b)	352,102	315,124
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33 (c)	71,525	73,105
GE Equipment Transportation LLC
Series 2012-2, Class A1,
0.26%, 10/24/13	27,867	27,874
Series 2013-1, Class A1,
0.26%, 03/24/14	237,695	237,785
Volvo Financial Equipment LLC,
Series 2013-1A, Class A1, 0.26%, 04/15/14 (a)	570,099	570,149

		1,856,172

Student Loan 0.9%
SLM Private Education Loan Trust,
Series 2013-B, Class A2A, 1.85%, 06/17/30 (a)	1,285,000	1,218,494
SLM Student Loan Trust
Series 2005-5, Class A2,
0.36%, 10/25/21 (b)	163,841	163,770
Series 2010-A, Class 2A,
3.44%, 05/16/44 (a)(b)	780,178	812,043

		2,194,307

Total Asset-Backed Securities (cost $25,503,006)		25,663,824

Collateralized Mortgage Obligations 5.4%
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 03/25/58 (a)(b)	48,086	48,550
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2,
3.10%, 10/25/34 (b)	29,950	29,472
Series 2007-3, Class 1A1,
6.00%, 09/25/37	270,381	214,212
Citicorp Mortgage Securities, Inc.,
Series 2006-3, Class 1A9,
5.75%, 06/25/36	148,755	146,795
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-11, Class 5A1,
0.49%, 03/25/35 (b)	374,352	297,491
Series 2006-1, Class A2,
6.00%, 03/25/36	114,556	101,070

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

FDIC Trust
Series 2011-R1, Class A,
2.67%, 07/25/26 (a)	$503,703	$500,680
Series 2010-R1, Class A,
2.18%, 05/25/50 (a)	127,409	122,106
Federal Home Loan Mortgage Co.
Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	153,767	167,739
Federal Home Loan Mortgage Corp.
Reference REMIC, Series R006, Class ZA, 6.00%, 04/15/36	367,877	407,540
Federal Home Loan Mortgage Corp.
REMICS
Series 3640, Class JA,
1.50%, 03/15/15	231,008	232,306
Series 1103, Class N, IO,
1156.50%, 06/15/21	2	47
Series 3558, Class G,
4.00%, 08/15/24	485,000	520,949
Series 3123, Class HT,
5.00%, 03/15/26	121,285	132,218
Series 3150, Class EQ,
5.00%, 05/15/26	120,000	132,173
Series 2129, Class SG, IO,
6.75%, 06/17/27 (b)	476,945	99,883
Series 3599, Class DY,
4.50%, 11/15/29	420,000	441,328
Series 3653, Class B,
4.50%, 04/15/30	405,000	437,646
Series 2649, Class IM, IO,
7.00%, 07/15/33	126,984	31,575
Series 2725, Class TA,
4.50%, 12/15/33	20,000	20,941
Series 3704, Class DC,
4.00%, 11/15/36	160,417	171,049
Federal National Mortgage
Association Grantor Trust
Series 2001-T5, Class A2,
6.99%, 02/19/30 (b)	209,475	236,677
Series 2001-T5, Class A3,
7.50%, 06/19/30 (b)	137,964	160,056
Series 2001-T4, Class A1,
7.50%, 07/25/41	156,540	183,096
Series 2001-T10, Class A2,
7.50%, 12/25/41	310,628	363,299
Federal National Mortgage
Association Interest Strip
Series 207, Class 2, IO,
8.00%, 02/01/23	97,353	19,064
Series 264, Class 2, IO,
8.00%, 07/01/24	211,740	44,333

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Interest Strip (continued)
Series 267, Class 2, IO,
8.50%, 10/01/24	$246,224	$65,018
Series 274, Class 2, IO,
8.50%, 10/01/25	228,172	60,466
Series 277, Class 2, IO,
7.50%, 04/01/27	117,141	26,686
Federal National Mortgage
Association REMICS
Series 2006-22, Class CE,
4.50%, 08/25/23	110,000	118,201
Series 2009-71, Class MB,
4.50%, 09/25/24	180,000	190,714
Series 2004-70, Class EB,
5.00%, 10/25/24	115,235	124,585
Series 1997-61, Class PK, IO,
8.00%, 08/18/27	165,733	47,222
Series 2009-39, Class LB,
4.50%, 06/25/29	125,000	135,259
Series 2009-96, Class DB,
4.00%, 11/25/29	535,000	568,300
Series 2003-32, Class UI, IO,
6.00%, 05/25/33	226,689	38,952
Series 2003-35, Class UI, IO,
6.50%, 05/25/33	82,383	16,363
Series 2003-41, Class IB, IO,
7.00%, 05/25/33	280,394	81,749
Series 2003-44, Class IB, IO,
6.00%, 06/25/33	66,661	10,851
Series 2010-85, Class NJ,
4.50%, 08/25/40	500,216	523,336
Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2,
7.00%, 02/25/44	227,286	258,523
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR2, Class 4A,
5.10%, 05/25/35 (b)	74,422	71,387
Government National Mortgage Association
Series 2010-14, Class A,
4.50%, 06/16/39	125,265	134,131
Series 2010-H12, Class PT,
5.47%, 11/20/59	650,493	708,418
Series 2012-H11, Class CI, IO,
2.89%, 04/20/62 (b)	1,987,860	217,472
Series 2012-H23, Class FI, IO,
0.78%, 10/20/62 (b)	2,288,774	77,604
Series 2013-H03, Class HI, IO,
2.57%, 12/20/62 (b)	1,566,859	213,720
Series 2013-H06, Class HI, IO,
2.94%, 01/20/63 (b)	3,341,526	460,128
Series 2013-H07, Class JL, IO,
2.61%, 03/20/63 (b)	3,441,136	469,393

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1A2,
7.50%, 01/25/36 (a)	$183,507	$196,177
Series 2006-RP1, Class 1A3,
8.00%, 01/25/36 (a)	78,653	83,963
Series 2006-RP1, Class 1A4,
8.50%, 01/25/36 (a)	323,613	350,942
JPMorgan Mortgage Trust
Series 2005-A6, Class 1A2,
3.08%, 09/25/35 (b)	195,000	178,634
Series 2005-A8, Class 1A1,
5.17%, 11/25/35 (b)	84,107	81,421
Series 2006-A6, Class 1A2,
2.97%, 10/25/36 (b)	12,245	9,599
JPMorgan Reremic, Series 2010-2, Class 2A1, 2.70%, 03/21/37 (a)(b)	56,988	56,903
Mastr Reperforming Loan Trust,
Series 2005-1, Class 1A3,
7.00%, 08/25/34 (a)	228,975	224,316
NCUA Guaranteed Notes
Series 2010-R1, Class 2A,
1.84%, 10/07/20	580,802	587,608
Series 2010-R3, Class 3A,
2.40%, 12/08/20	269,756	276,880
Nomura Asset Acceptance Corp.,
Series 2004-AR2, Class 3A3,
1.11%, 10/25/34 (b)	95,942	93,057
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 5A4,
5.00%, 06/25/36 (b)	9,895	469
Structured Asset Securities Corp.
Series 2003-34A, Class 6A,
2.72%, 11/25/33 (b)	413,408	410,953
Series 2005-6, Class B2,
5.24%, 05/25/35 (b)	38,616	632
WaMu Mortgage Pass Through Certificates
Series 2006-AR14, Class 1A4,
2.38%, 11/25/36 (b)	186,052	147,797
Series 2007-HY3, Class 4A1,
2.56%, 03/25/37 (b)	310,037	284,769
Wells Fargo Mortgage Backed Securities Trust
Series 2004-P, Class 2A1,
2.61%, 09/25/34 (b)	77,661	76,397
Series 2005-AR2, Class 2A1,
2.68%, 03/25/35 (b)	139,692	139,640
Series 2006-AR6, Class 7A1,
5.01%, 03/25/36 (b)	108,549	108,196
Series 2006-3, Class A1,
5.50%, 03/25/36	47,749	47,596
Series 2006-AR4, Class 1A1,
5.77%, 04/25/36 (b)	287,124	264,019

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2006-AR10, Class 5A1,
2.61%, 07/25/36 (b)	$230,447	$202,600

Total Collateralized Mortgage Obligations (cost $12,423,623)		13,703,341

Commercial Mortgage Backed Securities 5.6%
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-1, Class A4,
5.28%, 11/10/42 (b)	123,696	125,081
Series 2008-1, Class A4,
6.39%, 02/10/51 (b)	335,000	387,719
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class D
6.94%, 02/15/35 (a)(b)	78,374	78,720
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4 5.43%, 10/15/49	145,000	160,119
COMM Mortgage Trust, Series 2001-J2A, Class E
7.16%, 07/16/34 (a)(b)	210,000	245,627
Commercial Mortgage Asset Trust
Series 1999-C1, Class D,
7.35%, 01/17/32 (b)	95,000	95,481
Series 1999-C1, Class C,
7.35%, 01/17/32 (b)	26,512	26,517
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4
3.10%, 03/10/46	470,000	444,166
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2002-CKN2, Class C1,
6.38%, 04/15/37 (b)	36,792	38,225
Series 2003-C5, Class D,
5.12%, 12/15/36 (b)	265,000	266,073
Series 2004-C5, Class B,
4.93%, 11/15/37 (b)	360,000	370,706
Series 2005-C2, Class A3,
4.69%, 04/15/37	181,325	185,829
Series 2005-C4, Class B,
5.29%, 08/15/38 (b)	160,000	162,535
DBRR Trust, Series 2012-EZ1, Class B
1.39%, 09/25/45 (a)	240,000	240,303
Extended Stay America Trust
Series 2013-ESFL, Class CFL,
1.69%, 12/05/31 (a)(b)	100,000	99,630
Series 2013-ESH7, Class A27,
2.96%, 12/05/31 (a)	350,000	339,760
Series 2013-ESH7, Class B7,
3.60%, 12/05/31 (a)	100,000	98,982

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Co.
Multifamily Structured Pass Through Certificates
Series K009, Class A2,
3.81%, 08/25/20	$110,000	$116,218
Series K014, Class X1, IO,
1.44%, 04/25/21 (b)	1,563,571	120,906
Series K019, Class A2,
2.27%, 03/25/22	265,000	248,260
Series K020, Class X1, IO,
1.48%, 05/25/22 (b)	2,613,342	257,846
Series K022, Class A2,
2.36%, 07/25/22	540,000	507,153
Series K024, Class X1, IO,
1.03%, 09/25/22 (b)	2,599,115	164,871
Series K025, Class A1,
1.88%, 04/25/22	158,802	157,335
Series K501, Class X1A,
1.88%, 08/25/16 (b)	3,440,209	134,901
Series K702, Class X1,
1.72%, 02/25/18 (b)	5,466,840	332,426
Series KS01, Class A2,
2.52%, 01/25/23	210,000	201,054
Series KSMC, Class A2,
2.62%, 01/25/23	275,000	258,602
Federal National Mortgage
Association-Aces
Series 2006-M2, Class A2F,
5.26%, 05/25/20 (b)	168,120	187,539
Series 2011-M4, Class A2,
3.73%, 06/25/21	90,000	94,778
FREMF Mortgage Trust, Series 2010-K7, Class B
5.62%, 04/25/20 (a)(b)	565,000	589,494
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class F 5.30%, 07/10/37 (a)(b)	45,000	45,028
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4
4.55%, 12/10/41	139,628	140,429
Government National Mortgage Association
Series 2007-12, Class C,
5.28%, 04/16/41 (b)	395,000	432,930
Series 2010-124, Class C,
3.39%, 03/16/45	175,000	182,511
Series 2010-155, Class IO,
1.26%, 06/16/39 (b)	2,768,253	196,380
Series 2010-74, Class IO,
0.97%, 03/16/50 (b)	3,408,413	139,813
Series 2011-127, Class IO,
1.54%, 03/16/47 (b)	2,647,061	181,090
Series 2011-67, Class B,
3.86%, 10/16/47 (b)	270,000	279,032

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Government National Mortgage Association (continued)
Series 2012-115, Class IO,
0.43%, 04/16/54 (b)	$2,291,011	$102,835
Series 2012-115, Class A,
2.13%, 04/16/45	152,776	154,915
Series 2012-147, Class AE,
1.75%, 07/16/47	173,479	170,596
Series 2012-99, Class CI, IO,
1.04%, 10/16/49 (b)	2,122,563	168,150
GS Mortgage Securities Corp. II
Series 2011-ALF, Class A,
2.72%, 02/10/21 (a)	269,917	271,663
Series 2012-GCJ9, Class A3,
2.77%, 11/10/45	315,000	289,165
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%, 05/15/48 (a)	218,479	214,217
JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class B
5.32%, 07/15/41 (b)	160,000	163,153
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-C1, Class D,
5.19%, 01/12/37 (b)	166,564	166,579
Series 2003-LN1, Class B,
5.01%, 10/15/37 (b)	230,000	230,045
LB-UBS Commercial Mortgage Trust
Series 2003-C5, Class C,
4.76%, 04/15/37 (b)	31,389	31,383
Series 2004-C7, Class A1A,
4.48%, 10/15/29	110,179	114,290
Series 2005-C1, Class A3,
4.50%, 02/15/30	8,168	8,253
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2,
4.96%, 07/12/38	102,286	102,353
Series 2005-CIP1, Class AM,
5.11%, 07/12/38 (b)	300,000	320,701
Series 2008-C1, Class A4,
5.69%, 02/12/51	535,000	600,826
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2013-C7, Class AS
3.21%, 02/15/46	230,000	212,699
Morgan Stanley Capital I Trust
Series 2003-IQ6, Class C,
5.29%, 12/15/41 (a)(b)	340,000	348,821
Series 2003-T11, Class A4,
5.15%, 06/13/41	31,661	31,662
Motel 6 Trust
Series 2012-MTL6, Class A1,
1.50%, 10/05/25 (a)	369,181	359,431
Series 2012-MTL6, Class A2,
1.95%, 10/05/25 (a)	290,000	281,294

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)
NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Motel 6 Trust (continued)
Series 2012-MTL6, Class XA1, IO,
3.17%, 10/05/25 (a)(b)	$2,340,000	$100,097
NorthStar Mortgage Trust,
Series 2012-1, Class A
1.39%, 08/25/29 (a)(b)	193,547	192,945
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%, 07/15/45 (a)	100,000	107,787
ORES NPL LLC, Series 2012-LV1, Class A
4.00%, 09/25/44 (a)	75,670	75,656
Prudential Commercial Mortgage Trust
Series 2003-PWR1, Class D,
4.78%, 02/11/36 (a)	2,832	2,837
Series 2003-PWR1, Class E,
5.26%, 02/11/36 (a)(b)	110,000	110,173
RREF LLC, Series 2013-LT2, Class A
2.83%, 05/22/28 (a)	147,379	146,922
S2 Hospitality LLC, Series 2012-LV1, Class A 4.50%, 04/15/25 (a)	74,092	74,166
SMA Issuer I LLC, Series 2012-LV1, Class A 3.50%, 08/20/25 (a)	136,511	136,733
Wachovia Bank Commercial Mortgage Trust, Series 2006- WL7A, Class A2
0.31%, 09/15/21 (a)(b)	175,493	174,161
Wachovia Commercial Mortgage
Securities, Inc. Pass-Thru Certificates
Series 2003-C9, Class B,
5.11%, 12/15/35 (b)	90,000	90,770
Series 2003-C9, Class D,
5.21%, 12/15/35 (b)	230,000	229,360

Total Commercial Mortgage Backed Securities (cost $14,362,794)		14,118,707

Convertible Corporate Bond 0.0%†
Capital Markets 0.0%†
E*TRADE Financial Corp.,
0.00%, 08/31/19	60,000	73,414

Total Convertible Corporate Bond (cost $41,824)		73,414

Corporate Bonds 44.6%
Aerospace & Defense 0.1%
United Technologies Corp.,
1.80%, 06/01/17	225,000	225,966

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines 0.1%
Continental Airlines Pass Through Trust
Series 1999-1, Class A, 6.55%, 08/02/20	$160,903	$179,005
Series 1992-2, Class B, 7.57%, 09/15/21	27,617	28,653

		207,658

Auto Components 0.3%
Allison Transmission, Inc.,
7.13%, 05/15/19 (a)	310,000	327,825
Schaeffler Finance BV,
8.50%, 02/15/19 (a)	200,000	224,500
UCI International, Inc.,
8.63%, 02/15/19	270,000	273,375

		825,700

Automobiles 0.3%
Hyva Global BV,
8.63%, 03/24/16 (a)	200,000	187,025
Volvo Treasury AB,
5.95%, 04/01/15 (a)	445,000	478,430

		665,455

Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.,
7.75%, 01/15/19	330,000	417,135
Corp. Lindley SA,
4.63%, 04/12/23 (a)(d)	200,000	193,005
Fomento Economico Mexicano SAB de CV,
4.38%, 05/10/43	344,000	301,644
Innovation Ventures LLC/Innovation
Ventures Finance Corp.,
9.50%, 08/15/19 (a)(d)	275,000	227,563

		1,139,347

Biotechnology 0.2%
Life Technologies Corp.,
6.00%, 03/01/20	370,000	417,483

Building Products 0.3%
Louisiana-Pacific Corp.,
7.50%, 06/01/20	275,000	301,125
Reliance Intermediate Holdings LP,
9.50%, 12/15/19 (a)	325,000	354,413

		655,538

Capital Markets 2.0%
Ameriprise Financial, Inc.,
7.30%, 06/28/19	515,000	641,394
Bear Stearns Cos. LLC (The),
5.55%, 01/22/17	325,000	355,411
CDP Financial, Inc.,
5.60%, 11/25/39 (a)	270,000	308,317

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Capital Markets (continued)
E*TRADE Financial Corp.,
6.38%, 11/15/19		$450,000	$457,875
Goldman Sachs Group, Inc. (The)
2.38%, 01/22/18		390,000	381,552
6.75%, 10/01/37		735,000	750,863
Morgan Stanley
0.76%, 10/15/15 (b)(d)		195,000	190,888
4.75%, 11/16/18	AUD	130,000	117,486
Class 1653, 4.10%, 05/22/23		$715,000	657,887
Nomura Holdings, Inc.,
2.00%, 09/13/16		605,000	600,158
Oppenheimer Holdings, Inc.,
8.75%, 04/15/18		275,000	289,437
TD Ameritrade Holding Corp.,
4.15%, 12/01/14		310,000	324,630

			5,075,898

Chemicals 1.1%
Ashland, Inc.
4.75%, 08/15/22 (a)(d)		510,000	502,987
6.88%, 05/15/43 (a)		155,000	156,550
CF Industries, Inc.,
4.95%, 06/01/43		360,000	342,224
Eagle Spinco, Inc.,
4.63%, 02/15/21 (a)		280,000	268,800
LyondellBasell Industries NV,
5.00%, 04/15/19		400,000	432,000
Nufarm Australia Ltd.,
6.38%, 10/15/19 (a)		190,000	194,275
Rentech Nitrogen Partners LP/Rentech
Nitrogen Finance Corp.,
6.50%, 04/15/21 (a)		280,000	277,200
Rockwood Specialties Group, Inc.,
4.63%, 10/15/20		200,000	201,000
US Coatings Acquisition, Inc./Flash
Dutch 2 BV,
7.38%, 05/01/21 (a)(d)		300,000	307,500
Yingde Gases Investment Ltd.,
8.13%, 04/22/18 (a)		200,000	196,116

			2,878,652

Commercial Banks 3.2%
Banco BMG SA,
8.00%, 04/15/18 (a)		275,000	263,466
Banco de Credito del Peru,
4.25%, 04/01/23 (a)		220,000	200,121
Banco Santander Brasil SA/Cayman Islands,
8.00%, 03/18/16 (a)	BRL	600,000	244,695
Bancolombia SA,
5.95%, 06/03/21		$220,000	234,047
BBVA Bancomer SA,
6.75%, 09/30/22 (a)(d)		365,000	397,534

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
BBVA US Senior SAU,
4.66%, 10/09/15	$500,000	$515,522
CIT Group, Inc.,
6.63%, 04/01/18 (a)	150,000	162,000
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA,
3.95%, 11/09/22	600,000	573,681
Credit Suisse — New York,
6.00%, 02/15/18	150,000	167,573
Eksportfinans ASA,
2.38%, 05/25/16	385,000	369,076
Finansbank AS/Turkey,
5.15%, 11/01/17 (a)	400,000	388,184
Global Bank Corp.,
4.75%, 10/05/17 (a)	220,000	218,858
HSBC USA, Inc.,
2.38%, 02/13/15	300,000	306,817
Intesa Sanpaolo SpA,
3.13%, 01/15/16	770,000	757,017
Korea Development Bank (The),
3.50%, 08/22/17	230,000	235,374
Lloyds Banking Group PLC,
6.66%, 05/21/37 (a)(e)	650,000	562,250
Rabobank, Nederland NV,
11.00%, 06/30/19 (a)(e)	545,000	700,358
State Export-Import Bank of Ukraine JSC via Biz Finance PLC,
8.75%, 01/22/18	220,000	198,014
Turkiye Vakiflar Bankasi Tao,
3.75%, 04/15/18 (a)	450,000	421,247
VTB Bank OJSC Via VTB Capital SA,
6.95%, 10/17/22 (a)	700,000	710,671
Wachovia Capital Trust III,
5.57%, 08/01/13 (e)	455,000	444,763

		8,071,268

Commercial Services & Supplies 0.6%
Cenveo Corp.,
8.88%, 02/01/18	250,000	243,750
EnergySolutions, Inc./EnergySolutions LLC,
10.75%, 08/15/18	300,000	321,000
Monitronics International, Inc.,
9.13%, 04/01/20	235,000	239,700
Nord Anglia Education (UK) Holdings PLC,
10.25%, 04/01/17 (a)	425,000	459,000
Nord Anglia Education, Inc.,
8.50%, 02/15/18 (a)(f)	315,000	304,762

		1,568,212

13

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Communications Equipment 0.6%
Avaya, Inc.
9.00%, 04/01/19 (a)		$265,000	$254,400
10.50%, 03/01/21 (a)(d)		225,000	169,875
Brightstar Corp.,
9.50%, 12/01/16 (a)		225,000	234,000
Crown Castle International Corp.,
5.25%, 01/15/23		265,000	253,738
Nokia OYJ,
6.63%, 05/15/39		700,000	633,371

			1,545,384

Computers & Peripherals 0.1%
Hewlett-Packard Co.,
3.75%, 12/01/20		325,000	316,161

Construction & Engineering 0.3%
Odebrecht Finance Ltd.
8.25%, 04/25/18 (a)	BRL	1,030,000	419,049
7.13%, 06/26/42 (a)		$320,000	314,443
Zachry Holdings, Inc.,
7.50%, 02/01/20 (a)		55,000	56,650

			790,142

Construction Materials 0.2%
Cemex Espana Luxembourg,
9.88%, 04/30/19 (a)		230,000	248,596
Cemex Finance LLC,
9.38%, 10/12/22 (a)		200,000	216,794

			465,390

Consumer Finance 0.5%
Ally Financial, Inc.
5.50%, 02/15/17		85,000	88,613
7.50%, 09/15/20		165,000	189,750
Discover Financial Services,
5.20%, 04/27/22		290,000	300,770
International Lease Finance Corp.
4.88%, 04/01/15		420,000	426,300
3.88%, 04/15/18		215,000	202,100

			1,207,533

Containers & Packaging 0.5%
ARD Finance SA,
11.12%, 06/01/18 (a)(f)		263,906	281,719
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc.,
10.13%, 07/15/20 (a)		230,000	241,500
Rock Tenn Co.
4.45%, 03/01/19		215,000	226,979
4.00%, 03/01/23		580,000	558,329

			1,308,527

Corporate Bonds (continued)

	Principal Amount		Market Value

Distributors 0.1%
Glencore Funding LLC,
2.50%, 01/15/19 (a)		$390,000	$354,041

Diversified Financial Services 3.1%
Bank of America Corp.
4.75%, 08/01/15		420,000	446,843
2.00%, 01/11/18		500,000	484,445
3.30%, 01/11/23 (d)		590,000	556,210
Boart Longyear Management Pty Ltd.,
7.00%, 04/01/21 (a)		185,000	175,750
Carlyle Holdings II Finance LLC,
5.63%, 03/30/43 (a)		265,000	246,433
Citigroup, Inc.
2.25%, 08/07/15		345,000	351,250
6.25%, 06/29/17	NZD	150,000	121,489
3.38%, 03/01/23		$250,000	238,148
3.50%, 05/15/23		820,000	736,357
Dubai Holding Commercial Operations MTN Ltd.,
6.00%, 02/01/17	GBP	150,000	223,580
Federal Grid Co. OJS via Federal Grid Finance Ltd.,
8.45%, 03/13/19	RUB	20,000,000	591,973
General Electric Capital Corp.
4.25%, 01/17/18	NZD	600,000	454,884
3.10%, 01/09/23		$625,000	589,848
Hutchison Whampoa International 11 Ltd.,
4.63%, 01/13/22 (a)		370,000	373,761
iPayment Holdings, Inc.,
15.00%, 11/15/18 (f)		130,937	89,037
iPayment, Inc.,
10.25%, 05/15/18		200,000	165,000
JPMorgan Chase & Co. Series MPLE, 2.92%, 09/19/17	CAD	675,000	634,850
4.25%, 11/02/18	NZD	200,000	148,690
3.38%, 05/01/23		$455,000	425,356
Noble Group Ltd.,
6.63%, 08/05/20 (a)		230,000	232,141
ROC Finance LLC/ROC Finance 1 Corp.,
12.13%, 09/01/18 (a)		350,000	397,250

			7,683,295

Diversified Telecommunication Services 1.9%
AT&T Corp.,
8.00%, 11/15/31		260,000	361,255
AT&T, Inc.,
5.35%, 09/01/40		130,000	131,147
CCO Holdings LLC/CCO Holdings
Capital Corp.,
5.75%, 09/01/23 (a)		325,000	315,250

14

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Diversified Telecommunication Services (continued)
Clearwire Communications
LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (a)		$255,000	$270,619
12.00%, 12/01/17 (a)(d)		270,000	310,500
Empresa de Telecomunicaciones de Bogota,
7.00%, 01/17/23 (a)	COP	507,000,000	249,320
Level 3 Financing, Inc.,
8.63%, 07/15/20		$150,000	159,750
Softbank Corp.,
4.50%, 04/15/20 (a)		200,000	192,208
Sprint Capital Corp.,
8.75%, 03/15/32		780,000	859,950
Telefonos de Mexico SAB de CV,
5.50%, 01/27/15		300,000	318,873
Telemar Norte Leste SA,
9.50%, 04/23/19 (a)		210,000	249,052
TELUS Corp.,
Series CG, 5.05%, 12/04/19	CAD	65,000	67,683
Virgin Media Secured Finance PLC,
5.25%, 01/15/21 (d)		$375,000	375,452
Wind Acquisition Finance SA
11.75%, 07/15/17 (a)		200,000	208,000
7.25%, 02/15/18 (a)		200,000	202,000
Wind Acquisition Holdings Finance SA,
12.25%, 07/15/17 (a)(f)		140,000	147,350
Windstream Corp.
7.50%, 06/01/22		215,000	219,300
6.38%, 08/01/23		190,000	178,600

			4,816,309

Electric Utilities 1.6%
AES Corp. (The)
9.75%, 04/15/16		250,000	287,812
8.00%, 10/15/17		85,000	95,519
Carolina Power & Light Co.,
4.10%, 03/15/43		300,000	274,474
Commonwealth Edison Co.,
5.80%, 03/15/18		375,000	435,937
Elwood Energy LLC,
8.16%, 07/05/26		76,480	81,451
Enel Finance International NV,
6.00%, 10/07/39 (a)		200,000	185,530
Energy Future Intermediate Holding
Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20		309,000	339,900
Great Plains Energy, Inc.,
5.29%, 06/15/22 (c)		350,000	377,446
Hydro Quebec,
1.38%, 06/19/17		1,000,000	999,576

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Public Service Co. of Colorado,
2.50%, 03/15/23	$205,000	$191,801
Saudi Electricity Global Sukuk Co. 2
3.47%, 04/08/23 (a)	200,000	192,349
5.06%, 04/08/43 (a)	760,000	687,317

		4,149,112

Electrical Equipment 0.0%†
Timken Co.,
6.00%, 09/15/14	45,000	47,576

Energy Equipment & Services 0.3%
Forbes Energy Services Ltd.,
9.00%, 06/15/19	250,000	246,875
Weatherford International Ltd.
6.00%, 03/15/18	140,000	157,193
5.13%, 09/15/20 (d)	305,000	319,840

		723,908

Food & Staples Retailing 0.2%
CST Brands, Inc.,
5.00%, 05/01/23 (a)	195,000	190,125
CVS Caremark Corp.,
3.25%, 05/18/15	305,000	317,539

		507,664

Food Products 1.0%
ConAgra Foods, Inc.
4.95%, 08/15/20 (a)	425,000	462,107
6.63%, 08/15/39 (a)	320,000	374,525
FAGE Dairy Industry SA/FAGE USA
Dairy Industry, Inc.,
9.88%, 02/01/20 (a)	200,000	216,000
Kraft Foods, Inc.,
6.13%, 02/01/18	240,000	277,901
Marfrig Holding Europe BV,
9.88%, 07/24/17 (a)	460,000	458,850
Marfrig Overseas Ltd.,
9.50%, 05/04/20 (a)(d)	200,000	196,000
MHP SA,
8.25%, 04/02/20 (a)	220,000	195,982
Simmons Foods, Inc.,
10.50%, 11/01/17 (a)	200,000	209,000

		2,390,365

Gas Utilities 1.8%
Access Midstream Partners LP/ACMP Finance Corp.,
4.88%, 05/15/23	85,000	78,837
CenterPoint Energy Resources Corp.,
6.25%, 02/01/37	70,000	80,443
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
6.13%, 07/15/22	160,000	162,000

15

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
DCP Midstream Operating LP,
3.25%, 10/01/15	$395,000	$409,394
Energy Transfer Partners LP,
6.05%, 06/01/41	150,000	151,617
Enterprise Products Operating LLC
5.25%, 01/31/20	505,000	560,819
4.85%, 03/15/44	215,000	202,574
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 12/15/18	165,000	175,725
5.75%, 02/15/21 (a)	270,000	264,600
Holly Energy Partners LP/Holly Energy Finance Corp.,
6.50%, 03/01/20	155,000	155,775
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
4.50%, 07/15/23	80,000	71,800
Regency Energy Partners LP/Regency Energy Finance Corp.
6.50%, 07/15/21	190,000	200,450
5.50%, 04/15/23	170,000	167,875
Sabine Pass Liquefaction LLC,
5.63%, 02/01/21 (a)	200,000	191,000
Sabine Pass LNG LP
7.50%, 11/30/16 (d)	110,000	118,525
6.50%, 11/01/20 (a)	285,000	287,138
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 05/01/23 (a)	245,000	235,200
4.25%, 11/15/23 (a)(d)	205,000	183,475
Tennessee Gas Pipeline Co. LLC,
8.38%, 06/15/32	290,000	382,835
Williams Partners LP,
7.25%, 02/01/17	280,000	327,166

		4,407,248

Health Care Equipment & Supplies 0.1%
NBTY, Inc.,
9.00%, 10/01/18	250,000	269,375

Health Care Providers & Services 1.8%
Alere, Inc.,
6.50%, 06/15/20 (a)	150,000	146,250
Biomet, Inc.,
6.50%, 10/01/20	175,000	174,781
Boston Scientific Corp.
4.50%, 01/15/15	355,000	373,078
6.00%, 01/15/20	195,000	220,693
CHS/Community Health Systems, Inc.,
8.00%, 11/15/19	275,000	292,875
Coventry Health Care, Inc.,
5.45%, 06/15/21	385,000	428,226

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Express Scripts Holding Co.,
3.50%, 11/15/16	$360,000	$381,910
HCA, Inc.
7.19%, 11/15/15	255,000	274,763
5.88%, 03/15/22	300,000	307,500
4.75%, 05/01/23	455,000	434,525
Hologic, Inc.,
6.25%, 08/01/20	200,000	207,500
Humana, Inc.
6.45%, 06/01/16	135,000	153,365
7.20%, 06/15/18	245,000	291,679
8.15%, 06/15/38	175,000	236,358
OnCure Holdings, Inc.,
11.75%, 05/15/17 (g)	250,000	110,000
Service Corp. International,
7.50%, 04/01/27	200,000	218,500
UnitedHealth Group, Inc.,
2.88%, 03/15/23	195,000	183,196

		4,435,199

Hotels, Restaurants & Leisure 1.2%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/17	230,000	238,625
12.75%, 04/15/18	325,000	220,187
Caesars Operating Escrow LLC/Caesars Escrow Corp.,
9.00%, 02/15/20 (a)	200,000	190,500
Carrols Restaurant Group, Inc.,
11.25%, 05/15/18	175,000	196,875
Chester Downs & Marina LLC,
9.25%, 02/01/20 (a)(d)	150,000	144,375
Dave & Buster’s, Inc.,
11.00%, 06/01/18	300,000	331,500
Marina District Finance Co., Inc.,
9.50%, 10/15/15	600,000	624,000
MGM Resorts International,
11.38%, 03/01/18	175,000	217,000
NPC International, Inc./NPC
Operating Co. A, Inc./NPC
Operating Co. B, Inc.,
10.50%, 01/15/20	175,000	201,250
Pinnacle Entertainment, Inc.,
8.63%, 08/01/17	75,000	77,812
Sugarhouse HSP Gaming Prop Mezz
LP/Sugarhouse HSP Gaming
Finance Corp.,
6.38%, 06/01/21 (a)	215,000	209,088
Yonkers Racing Corp.,
11.38%, 07/15/16 (a)	175,000	183,750
Yum! Brands, Inc.,
4.25%, 09/15/15	275,000	292,967

		3,127,929

16

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Durables 0.1%
SIWF Merger Sub, Inc./Springs
Industries Inc,
6.25%, 06/01/21 (a)	$35,000	$34,038
Taylor Morrison Communities,
Inc./Monarch Communities, Inc.
7.75%, 04/15/20 (a)	154,000	165,550
5.25%, 04/15/21 (a)	85,000	80,750

		280,338

Household Products 0.4%
Prestige Brands, Inc.,
8.25%, 04/01/18	215,000	229,512
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
5.75%, 10/15/20	285,000	286,425
Spectrum Brands Holdings, Inc.,
9.50%, 06/15/18	235,000	257,913
Sun Products Corp. (The),
7.75%, 03/15/21 (a)	160,000	158,400

		932,250

Industrial Conglomerates 0.1%
General Electric Co.,
5.25%, 12/06/17 (d)	220,000	248,280

Information Technology Services 0.4%
First Data Corp.
8.25%, 01/15/21 (a)	550,000	561,000
12.63%, 01/15/21	400,000	422,000

		983,000

Insurance 0.8%
American General Institutional Capital B,
8.13%, 03/15/46 (a)	210,000	254,100
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
7.88%, 12/15/20 (a)	185,000	185,462
Farmers Exchange Capital,
7.05%, 07/15/28 (a)	535,000	638,573
Fidelity & Guaranty Life Holdings, Inc.,
6.38%, 04/01/21 (a)	135,000	131,625
Hub International Ltd.,
8.13%, 10/15/18 (a)	250,000	260,625
Willis Group Holdings PLC,
4.13%, 03/15/16	255,000	267,113
ZFS Finance USA Trust II,
6.45%, 12/15/65 (a)(b)	263,000	282,068

		2,019,566

Corporate Bonds (continued)

	Principal Amount	Market Value

Internet & Catalog Retail 0.5%
Amazon.com, Inc.,
1.20%, 11/29/17	$325,000	$313,872
QVC, Inc.
7.50%, 10/01/19 (a)(d)	500,000	543,750
4.38%, 03/15/23 (a)	375,000	353,550

		1,211,172

Internet Software & Services 0.2%
Equinix, Inc.
7.00%, 07/15/21	120,000	130,200
5.38%, 04/01/23	175,000	171,500
Symantec Corp.,
4.20%, 09/15/20	285,000	293,375

		595,075

Machinery 0.6%
CNH Capital LLC,
3.88%, 11/01/15	365,000	368,650
Dematic SA/DH Services Luxembourg Sarl,
7.75%, 12/15/20 (a)	180,000	188,100
Liberty Tire Recycling,
11.00%, 10/01/16 (a)	225,000	223,313
TMK OAO Via TMK Capital SA,
6.75%, 04/03/20 (a)	750,000	696,500

		1,476,563

Marine 0.3%
Horizon Lines LLC
11.00%, 10/15/16	148,000	147,445
15.00%, 10/15/16 (f)	168,358	155,521
Martin Midstream Partners LP/Martin Midstream Finance Corp.
8.88%, 04/01/18	135,000	142,087
7.25%, 02/15/21 (a)	190,000	194,513

		639,566

Media 3.1%
Aerospace Satellite Corp. Holding BV,
12.75%, 11/16/15 (a)	400,000	432,000
Cablevision Systems Corp.,
8.00%, 04/15/20	350,000	380,625
Cengage Learning Acquisitions, Inc.
12.00%, 06/30/19 (a)	300,000	33,000
11.50%, 04/15/20 (a)	60,000	44,400
Clear Channel Worldwide Holdings, Inc.
Series A, 7.63%, 03/15/20 (d)	275,000	281,875
6.50%, 11/15/22 (a)	150,000	151,500
Columbus International, Inc.,
11.50%, 11/20/14 (a)	465,000	501,630
DigitalGlobe, Inc.,
5.25%, 02/01/21 (a)	100,000	96,500

17

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Media (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.50%, 03/01/16		$330,000	$346,846
3.80%, 03/15/22		390,000	374,306
DISH DBS Corp.,
6.75%, 06/01/21		970,000	1,028,200
Grupo Televisa SAB,
7.25%, 05/14/43	MXN	14,200,000	932,635
Hughes Satellite Systems Corp.,
7.63%, 06/15/21		$200,000	213,000
Intelsat Jackson Holdings SA
7.25%, 04/01/19		150,000	157,125
7.50%, 04/01/21		285,000	298,538
Intelsat Luxembourg SA,
8.13%, 06/01/23 (a)		350,000	359,625
Nara Cable Funding Ltd.,
8.88%, 12/01/18 (a)		275,000	284,625
Ottawa Holdings Pte Ltd.,
5.88%, 05/16/18 (a)		400,000	338,212
Regal Cinemas Corp.,
8.63%, 07/15/19		175,000	187,250
Time Warner Cable, Inc.,
8.25%, 04/01/19		335,000	403,275
Univision Communications, Inc.
7.88%, 11/01/20 (a)		250,000	272,500
5.13%, 05/15/23 (a)(d)		90,000	84,600
Visant Corp.,
10.00%, 10/01/17		200,000	186,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
10.25%, 07/15/19		175,000	186,375
WMG Acquisition Corp.
11.50%, 10/01/18		145,000	166,388
6.00%, 01/15/21 (a)		158,000	162,740

			7,903,770

Metals & Mining 2.2%
Aleris International, Inc.,
7.88%, 11/01/20		185,000	189,625
ArcelorMittal
4.25%, 08/05/15		120,000	121,214
5.00%, 02/25/17		375,000	379,796
6.75%, 02/25/22 (d)		270,000	277,250
Barrick Gold Corp.
2.50%, 05/01/18 (a)		395,000	355,996
4.10%, 05/01/23 (a)		570,000	480,223
Barrick North America Finance LLC,
5.75%, 05/01/43 (a)		320,000	279,482
Berau Coal Energy Tbk PT,
7.25%, 03/13/17 (a)		200,000	191,054
Eldorado Gold Corp.,
6.13%, 12/15/20 (a)		100,000	97,000

Corporate Bonds (continued)

	Principal Amount		Market Value

Metals & Mining (continued)
FMG Resources (August 2006) Pty Ltd.,
7.00%, 11/01/15 (a)		$170,000	$171,275
Freeport-McMoRan Copper & Gold, Inc.,
3.10%, 03/15/20 (a)		360,000	336,660
Inmet Mining Corp.,
7.50%, 06/01/21 (a)		120,000	115,500
Midwest Vanadium Pty Ltd.,
11.50%, 02/15/18 (a)		150,000	109,500
Rio Tinto Finance USA plc,
2.25%, 12/14/18		190,000	184,578
Rio Tinto Finance USA PLC,
1.38%, 06/17/16		340,000	337,514
Southern Copper Corp.,
6.38%, 07/27/15 (d)		200,000	216,411
Vale Overseas Ltd.,
8.25%, 01/17/34		440,000	518,922
Vale SA
4.38%, 03/24/18	EUR	100,000	142,266
5.63%, 09/11/42 (d)		$940,000	824,582
Vedanta Resources PLC,
7.13%, 05/31/23 (a)(d)		250,000	236,634

			5,565,482

Multiline Retail 0.1%
SACI Falabella,
6.50%, 04/30/23 (a)	CLP	125,000,000	237,218

Multi-Utilities & Unregulated Power 0.1%
NRG Energy, Inc.,
7.88%, 05/15/21		$255,000	270,938

Oil, Gas & Consumable Fuels 4.7%
Anadarko Petroleum Corp.
6.38%, 09/15/17		185,000	212,959
6.45%, 09/15/36		425,000	489,792
Antero Resources Finance Corp.,
6.00%, 12/01/20		290,000	285,650
Bonanza Creek Energy, Inc.,
6.75%, 04/15/21 (a)		120,000	120,900
BP Capital Markets PLC,
2.75%, 05/10/23		380,000	349,814
Canadian Oil Sands Ltd.,
6.00%, 04/01/42 (a)		200,000	206,405
Chaparral Energy, Inc.,
7.63%, 11/15/22		185,000	188,700
Chesapeake Energy Corp.,
6.88%, 11/15/20 (d)		280,000	304,500
Chevron Corp.
1.72%, 06/24/18		495,000	491,301
3.19%, 06/24/23		300,000	299,259
Concho Resources, Inc.,
6.50%, 01/15/22		105,000	111,825

18

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.,
5.00%, 09/15/22	$235,000	$238,525
Gazprom Neft OAO Via GPN Capital SA,
4.38%, 09/19/22 (a)	250,000	225,995
Hercules Offshore, Inc.,
8.75%, 07/15/21 (a)	55,000	55,000
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.63%, 04/15/21 (a)	170,000	178,075
Linn Energy LLC/Linn Energy Finance Corp.,
7.75%, 02/01/21	275,000	275,000
Lukoil International Finance BV,
4.56%, 04/24/23 (a)	300,000	279,105
Memorial Production Partners LP/Memorial Production Finance Corp.,
7.63%, 05/01/21 (a)	200,000	197,000
Penn Virginia Corp.,
8.50%, 05/01/20 (a)	200,000	194,000
Petrobras Global Finance BV
4.38%, 05/20/23 (d)	1,215,000	1,114,244
5.63%, 05/20/43	760,000	659,839
Petrobras International Finance Co.,
5.75%, 01/20/20	570,000	590,151
Petrohawk Energy Corp.,
7.25%, 08/15/18	265,000	286,863
Petroleos de Venezuela SA
Reg. S, 8.50%, 11/02/17 (d)	850,000	777,129
Reg. S, 5.38%, 04/12/27	240,000	143,910
Petroleos Mexicanos
5.50%, 06/27/44	80,000	72,114
Reg. S, 5.50%, 06/27/44 (d)	1,010,000	903,951
Range Resources Corp.,
5.00%, 03/15/23 (d)	190,000	184,300
Resolute Energy Corp.,
8.50%, 05/01/20	225,000	229,500
Samson Investment Co.,
10.00%, 02/15/20 (a)(d)	260,000	273,650
SandRidge Energy, Inc.,
8.13%, 10/15/22	60,000	59,400
Sinopec Capital 2013 Ltd.,
3.13%, 04/24/23 (a)	240,000	217,242
Talisman Energy, Inc.,
5.50%, 05/15/42	200,000	191,095
Total Capital SA,
4.45%, 06/24/20	310,000	338,504
Transocean, Inc.
2.50%, 10/15/17	380,000	375,178
6.38%, 12/15/21	325,000	364,518
WPX Energy, Inc.,
6.00%, 01/15/22	350,000	354,375

		11,839,768

Corporate Bonds (continued)

	Principal Amount	Market Value

Paper & Forest Products 0.6%
Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17 (a)	$190,000	$201,457
Catalyst Paper Corp.,
11.00%, 10/30/17 (f)	185,000	135,975
Georgia-Pacific LLC
3.73%, 07/15/23 (a)	515,000	498,362
8.88%, 05/15/31	220,000	312,032
Norske Skogindustrier ASA,
6.13%, 10/15/15 (a)	405,000	283,500

		1,431,326

Personal Products 0.1%
First Quality Finance Co., Inc.,
4.63%, 05/15/21 (a)	195,000	185,250

Pharmaceuticals 1.1%
AbbVie, Inc.,
1.75%, 11/06/17 (a)	705,000	691,465
Merck & Co., Inc.,
2.80%, 05/18/23	245,000	231,762
Mylan, Inc.
2.60%, 06/24/18 (a)	530,000	522,537
7.88%, 07/15/20 (a)	380,000	438,900
Pfizer, Inc.,
3.00%, 06/15/23	430,000	415,215
Valeant Pharmaceuticals International,
6.75%, 08/15/21 (a)(d)	300,000	300,000
VPII Escrow Corp.,
7.50%, 07/15/21 (a)	200,000	207,500

		2,807,379

Real Estate Investment Trusts (REITs) 0.5%
American Tower Corp.
7.00%, 10/15/17	280,000	325,104
3.50%, 01/31/23	75,000	68,773
Geo Group, Inc. (The),
6.63%, 02/15/21	155,000	162,750
Simon Property Group LP,
10.35%, 04/01/19	190,000	262,975
Weyerhaeuser Co.,
7.38%, 10/01/19	330,000	390,257

		1,209,859

Real Estate Management & Development 0.1%
Kaisa Group Holdings Ltd.,
Reg. S, 10.25%, 01/08/20	400,000	367,957

Road & Rail 0.5%
Ahern Rentals, Inc.,
9.50%, 06/15/18 (a)(d)	195,000	193,050
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 04/01/23 (a)	85,000	82,131

19

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Road & Rail (continued)
Bristow Group, Inc.,
6.25%, 10/15/22		$210,000	$215,250
Ukraine Railways via Shortline PLC,
9.50%, 05/21/18 (a)(d)		700,000	637,373
United Rentals North America, Inc.,
7.63%, 04/15/22		215,000	232,737

			1,360,541

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc.,
7.50%, 08/15/22		400,000	375,000
Samsung Electronics America, Inc.,
1.75%, 04/10/17 (a)		670,000	667,662

			1,042,662

Software 0.1%
Sophia LP/Sophia Finance, Inc.,
9.75%, 01/15/19 (a)		175,000	188,125

Specialty Retail 0.2%
Burlington Holdings LLC/Burlington Holding Finance, Inc.,
9.75%, 02/15/18 (a)(f)		125,000	127,500
Jo-Ann Stores Holdings, Inc.,
10.50%, 10/15/19 (a)(d)(f)		145,000	150,800
Petco Holdings, Inc.,
8.50%, 10/15/17 (a)(d)(f)		180,000	181,800

			460,100

Supranational 0.6%
Central American Bank for Economic Integration,
5.38%, 09/24/14 (a)		150,000	157,587
Corp. Andina de Fomento,
4.38%, 06/15/22		280,000	285,924
Eurasian Development Bank,
4.77%, 09/20/22 (a)		577,000	547,097
International Bank for Reconstruction & Development
Series GDIF, 3.25%, 04/14/14	NOK	870,000	144,855
Series GDIF, 3.75%, 05/19/17		1,800,000	311,335

			1,446,798

Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc.,
6.13%, 10/15/20 (a)		$180,000	186,750

Thrifts & Mortgage Finance 0.2%
Alfa Bank OJSC Via Alfa Bond Issuance PLC,
7.75%, 04/28/21 (a)		500,000	518,105

Corporate Bonds (continued)

	Principal Amount		Market Value

Tobacco 0.4%
Altria Group, Inc.,
10.20%, 02/06/39		$250,000	$377,910
Lorillard Tobacco Co.,
8.13%, 06/23/19		555,000	679,643

			1,057,553

Transportation Infrastructure 0.4%
DP World Ltd.,
6.85%, 07/02/37 (a)		730,000	750,955
ENA Norte Trust,
4.95%, 04/25/28 (a)		342,771	348,244

			1,099,199

Wireless Telecommunication Services 1.7%
America Movil SAB de CV
3.13%, 07/16/22		545,000	508,012
Series 12, 6.45%, 12/05/22	MXN	6,000,000	448,441
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18		$480,000	623,049
Cricket Communications, Inc.,
7.75%, 10/15/20 (d)		175,000	168,875
Crown Castle Towers LLC,
3.21%, 08/15/35 (a)		230,000	237,322
Digicel Group Ltd.,
8.25%, 09/30/20 (a)		200,000	207,000
MetroPCS Wireless, Inc.,
6.63%, 11/15/20		225,000	233,437
NII Capital Corp.,
7.63%, 04/01/21		855,000	660,487
Sprint Nextel Corp.
7.00%, 08/15/20		180,000	189,000
11.50%, 11/15/21		215,000	285,950
VimpelCom Holdings BV,
7.50%, 03/01/22 (a)		710,000	734,850

			4,296,423

Total Corporate Bonds (cost $114,529,434)			112,137,348

Municipal Bonds 0.5%
Georgia 0.5%
Municipal Electric Authority of Georgia
6.64%, 04/01/57		675,000	743,013
7.06%, 04/01/57		440,000	443,010

			1,186,023

Total Municipal Bonds (cost $1,116,352)			1,186,023

20

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds 16.5%

	Principal Amount		Market Value

ARGENTINA 0.3%
Argentine Republic Government International Bond,
7.82%, 12/31/33	EUR	705,632	$508,382
City of Buenos Aires Argentina, Reg. S,
9.95%, 03/01/17		$200,000	171,010

			679,392

AUSTRALIA 1.0%
Queensland Treasury Corp.
4.00%, 06/21/19	AUD	1,000,000	912,280
6.00%, 07/21/22		1,464,000	1,469,825

			2,382,105

BRAZIL 0.6%
Banco Nacional de Desenvolvimento Economico e Social,
4.13%, 09/15/17 (a)	EUR	160,000	216,376
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14	BRL	1,064,000	477,923
10.00%, 01/01/17		1,801,000	787,327
Brazilian Government International Bond,
2.63%, 01/05/23 (d)		$160,000	139,200

			1,620,826

CANADA 0.6%
Canadian Government Bond,
4.25%, 06/01/18	CAD	410,000	434,180
Province of Manitoba Canada,
1.75%, 05/30/19		$1,000,000	980,860
Province of Quebec Canada,
4.50%, 12/01/20	CAD	180,000	188,713

			1,603,753

CAYMAN ISLANDS 0.7%
Brazil Minas SPE via State of Minas Gerais,
5.33%, 02/15/28 (a)		$1,590,000	1,545,051
Cayman Islands Government Bond,
5.95%, 11/24/19 (a)		225,000	250,313

			1,795,364

CHILE 0.5%
Bonos del Banco Central de Chile en Pesos,
6.00%, 03/01/22	CLP	635,000,000	1,300,114

Sovereign Bonds (continued)

	Principal Amount		Market Value

COLOMBIA 0.5%
Colombia Government International Bond
2.63%, 03/15/23		$440,000	$390,500
4.38%, 03/21/23	COP	1,657,000,000	774,811

			1,165,311

COSTA RICA 0.2%
Costa Rica Government International Bond,
10.00%, 08/01/20 (a)		$365,000	479,975

CROATIA 0.1%
Croatia Government International Bond,
5.50%, 04/04/23 (a)		300,000	290,729

GEORGIA 0.1%
Georgia Government International Bond,
6.88%, 04/12/21 (a)		215,000	229,251

GERMANY 0.2%
Bundesrepublik Deutschland,
3.25%, 01/04/20	EUR	345,000	511,283

GUATEMALA 0.1%
Guatemala Government Bond,
4.88%, 02/13/28 (a)		$400,000	362,000

HONDURAS 0.2%
Honduras Government International Bond,
7.50%, 03/15/24 (a)		660,000	588,255

HUNGARY 1.4%
Hungary Government Bond
6.50%, 06/24/19	HUF	165,000,000	764,675
6.00%, 11/24/23		433,500,000	1,899,068
Hungary Government International Bond,
5.38%, 02/21/23		$770,000	744,264

			3,408,007

INDONESIA 0.6%
Indonesia Government International Bond,
3.38%, 04/15/23 (a)		360,000	323,685
Indonesia Treasury Bond
7.00%, 05/15/22	IDR	8,138,000,000	820,728
6.13%, 05/15/28		3,625,000,000	316,893

			1,461,306

21

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value

IRELAND 0.0%†
AHML Finance Ltd.,
7.75%, 02/13/18 (a)	RUB	3,000,000	$89,034

ISRAEL 0.2%
Israel Government International Bond,
4.50%, 01/30/43		$400,000	362,902

MEXICO 2.2%
Mexican Bonos
6.50%, 06/10/21	MXN	33,660,000	2,712,497
8.00%, 12/07/23		4,800,000	433,147
7.75%, 05/29/31		13,500,000	1,134,600
Mexico Government International Bond,
4.75%, 03/08/44		$1,330,000	1,198,963

			5,479,207

NORWAY 0.3%
Norway Government Bond
3.75%, 05/25/21	NOK	1,750,000	316,941
2.00%, 05/24/23		2,500,000	391,770

			708,711

PANAMA 0.2%
Panama Government International Bond,
4.30%, 04/29/53 (d)		$665,000	523,248

PERU 0.4%
Peruvian Government International Bond
Reg. S, 8.60%, 08/12/17	PEN	1,770,000	741,911
5.20%, 09/12/23 (a)		850,000	296,305

			1,038,216

POLAND 0.6%
Poland Government Bond
4.75%, 04/25/17	PLN	1,878,000	588,909
5.50%, 10/25/19		1,400,000	458,410
Poland Government International Bond,
3.00%, 03/17/23 (d)		$590,000	535,654

			1,582,973

ROMANIA 0.1%
Romanian Government International Bond,
4.38%, 08/22/23 (a)		350,000	329,624

Sovereign Bonds (continued)

	Principal Amount		Market Value

RUSSIA 0.8%
Russian Federal Bond — OFZ
8.15%, 02/03/27	RUB	18,600,000	$582,236
7.05%, 01/19/28		33,500,000	942,614
Russian Foreign Bond — Eurobond
4.50%, 04/04/22 (a)(d)		$400,000	406,000
Reg. S, 7.50%, 03/31/30 (c)		14,861	17,387

			1,948,237

SLOVENIA 0.1%
Slovenia Government International Bond,
5.85%, 05/10/23 (a)(d)		340,000	316,715

SUPRANATIONAL 0.6%
Eastern and Southern African Trade and Development Bank,
6.88%, 01/09/16		1,000,000	1,020,307
Inter-American Development Bank,
5.00%, 07/24/15	INR	30,000,000	497,527

			1,517,834

SWEDEN 0.7%
Sweden Government Bond
3.00%, 07/12/16	SEK	6,000,000	940,192
3.50%, 06/01/22		4,750,000	788,718

			1,728,910

THAILAND 0.4%
Thailand Government Bond,
3.63%, 06/16/23	THB	27,917,000	890,220

TURKEY 1.1%
Hazine Mustesarligi Varlik Kiralama AS, Reg. S,
2.80%, 03/26/18		$200,000	186,000
Turkey Government Bond,
4.50%, 02/11/15	TRY	3,221,833	1,732,276
Turkey Government International Bond,
3.25%, 03/23/23 (d)		$1,050,000	924,000

			2,842,276

UKRAINE 0.3%
Ukraine Government International Bond
9.25%, 07/24/17 (a)		280,000	278,701
7.50%, 04/17/23 (a)		560,000	490,000

			768,701

UNITED KINGDOM 0.3%
United Kingdom Gilt,
4.75%, 03/07/20	GBP	350,000	629,263

22

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

VENEZUELA 1.1%
Venezuela Government International Bond
8.50%, 10/08/14 (d)	$530,000	$526,025
Reg. S, 6.00%, 12/09/20	650,000	474,500
Reg. S, 8.25%, 10/13/24	480,000	372,000
7.65%, 04/21/25	230,000	169,625
Reg. S, 11.75%, 10/21/26	175,000	166,250
9.25%, 09/15/27 (d)	290,000	240,700
Reg. S, 11.95%, 08/05/31	920,000	878,600

		2,827,700

Total Sovereign Bonds (cost $44,166,337)		41,461,442

U.S. Government Mortgage Backed Agencies 15.8%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# C90381
7.50%, 11/01/20	394	446
Pool# C00712
6.50%, 02/01/29	8,803	9,986
Pool# C39060
8.00%, 06/01/30	441	484
Pool# C41531
8.00%, 08/01/30	1,513	1,699
Pool# C42327
8.00%, 09/01/30	1,226	1,443
Pool# C01104
8.00%, 12/01/30	14,483	17,081
Pool# C48997
8.00%, 03/01/31	29,291	31,946
Pool# C49587
8.00%, 03/01/31	17,711	19,915
Pool# C50477
8.00%, 04/01/31	23,165	27,296
Pool# C53381
8.00%, 06/01/31	3,046	3,590
Pool# C69951
6.50%, 08/01/32	19,723	22,605
Pool# Q09258
3.00%, 07/01/42	403,553	394,174
Federal National Mortgage Association Pool
Pool# 540017
8.00%, 05/01/30	1,842	2,004
Pool# 564363
8.00%, 01/01/31	497	559
Pool# 564993
7.50%, 03/01/31	8,261	8,957
Pool# 606566
7.50%, 10/01/31	3,764	4,041
Pool# AB4168
3.50%, 01/01/32	613,940	634,277

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 642656
7.00%, 07/01/32	$33,370	$38,208
Pool# 886574
2.71%, 08/01/36 (b)	132,400	139,383
Pool# 257231
5.50%, 06/01/38	647,129	702,438
Pool# AJ5302
4.00%, 11/01/41	928,877	971,003
Federal National Mortgage Association Pool TBA
2.50%, 07/25/28	1,940,000	1,951,215
3.00%, 07/25/28	490,000	504,241
3.50%, 07/25/28	545,000	567,907
3.00%, 07/25/43	4,640,000	4,537,050
3.50%, 07/25/43	4,340,000	4,407,812
4.00%, 07/25/43	2,430,000	2,532,326
4.50%, 07/25/43	5,285,000	5,595,082
5.00%, 07/25/43	2,500,000	2,691,406
3.50%, 08/25/43	1,570,000	1,589,993
5.50%, 08/25/43	1,585,000	1,719,044
6.00%, 08/25/43	2,155,000	2,344,068
Government National Mortgage Association I Pool
Pool# GN 779081,
3.00%, 04/15/27	664,772	689,519
Government National Mortgage Association II Pool
Pool# G2 82468
4.00%, 01/20/40 (b)	234,290	246,584
Pool# G2 82478
3.50%, 02/20/40 (b)	1,132,129	1,186,505
Pool# G2 82483
3.50%, 02/20/40 (b)	159,093	166,692
Pool# G2 82520
4.00%, 04/20/40 (b)	268,273	284,834
Pool# G2 82570
3.50%, 06/20/40 (b)	24,570	25,899
Pool# G2 710035
5.39%, 12/20/59	358,364	393,638
Pool# G2 751413
4.50%, 07/20/61	254,844	277,929
Pool# G2 710083
4.70%, 08/20/61	260,410	287,912
Pool# G2 710087
4.70%, 09/20/61	297,618	331,540
Pool# G2 773443
5.07%, 04/20/62	261,948	292,093
Pool# G2 766552
4.85%, 05/20/62	155,249	172,148
Pool# G2 765227
4.56%, 11/20/62	763,974	845,282
Pool# G2 765235
4.47%, 12/20/62	833,319	918,574

23

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool (continued)
Pool# G2 791933
4.52%, 01/20/63	$618,466	$676,052
Pool# G2 AC0934
4.65%, 01/20/63	120,302	130,735
Pool# G2 AC0942
4.66%, 01/20/63	48,225	52,306
Government National Mortgage Association II Pool TBA
3.50%, 07/15/43	1,390,000	1,427,139

Total U.S. Government Mortgage Backed Agencies (cost $40,219,132)		39,877,060

U.S. Government Sponsored & Agency Obligations 0.6%
Federal Home Loan Mortgage Corp.
5.13%, 11/17/17	265,000	307,197
Federal National Mortgage Association
5.00%, 05/11/17	1,050,000	1,194,137

Total U.S. Government Sponsored & Agency Obligations (cost $1,338,636)		1,501,334

U.S. Treasury Bonds 0.9%
U.S. Treasury Bonds
6.25%, 08/15/23	340,000	456,184
3.13%, 02/15/43	2,065,000	1,926,581

Total U.S. Treasury Bonds (cost $2,445,897)		2,382,765

U.S. Treasury Notes 2.4%
U.S. Treasury Notes
0.50%, 06/15/16 (d)	610,000	607,426
1.00%, 05/31/18 (h)	200,000	196,531
1.38%, 05/31/20 (d)	275,000	265,332
1.75%, 05/15/23 (d)	5,270,000	4,934,861

Total U.S. Treasury Notes (cost $6,080,000)		6,004,150

Yankee Dollars 0.7%
Insurance 0.1%
Validus Holdings Ltd.,
8.88%, 01/26/40	230,000	287,536

Oil, Gas & Consumable Fuels 0.4%
Nexen, Inc.,
7.50%, 07/30/39	620,000	755,975
Suncor Energy, Inc.,
5.95%, 12/01/34	210,000	226,785

		982,760

Yankee Dollars (continued)

	Principal Amount	Market Value

Paper & Forest Products 0.2%
Smurfit Kappa Treasury Funding Ltd.,
7.50%, 11/20/25	$370,000	$401,450

Total Yankee Dollars (cost $1,640,232)		1,671,746

Common Stocks 0.0%†

	Shares	Market Value

Diversified Telecommunication Services 0.0%†
XO Holding, Inc. * (i)	248	0

Media 0.0%†
Dex Media, Inc. *	451	7,924
Idearc Litigation Trusts * (j)	825,000	0

		7,924

Paper & Forest Products 0.0%†
Catalyst Paper Corp. * (i)	5,617	5,875

Total Common Stocks (cost $778,974)		13,799

Warrant 0.1%

	Number of Warrants	Market Value

Marine 0.1%
Horizon Lines, Inc., expiring 12/31/2016 * (i)	93,475	126,191

Total Warrant (cost $185,414)		126,191

Mutual Fund 9.1%

	Shares	Market Value

Money Market Fund 9.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (k)	22,832,190	22,832,190

Total Mutual Fund (cost $22,832,190)		22,832,190

24

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Repurchase Agreement 4.7%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $11,952,447, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $12,191,490. (l)	$11,952,338	$11,952,338

Total Repurchase Agreement (cost $11,952,338)		11,952,338

Total Investments (cost $299,616,183) (m) — 117.1%		294,705,672

Liabilities in excess of other assets — (17.1)%		(43,075,924)

NET ASSETS — 100.0%		$251,629,748

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2013 was $64,866,825 which represents 25.78% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2013. The maturity date represents the actual maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2013.

(d)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $17,564,611, which was collateralized by a repurchase agreement with a value of $11,952,338 and $5,962,775 of collateral in the form of U.S. Government Agency and Treasury Securities, interest rates ranging from 0.39% — 7.50%, and maturity dates ranging from 12/31/16 — 08/20/62, a total value of $17,915,113.

(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2013. The maturity date reflects the next call date.

(f)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

(g)	Security in default.

(h)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(i)	Fair Valued Security.

(j)	Illiquid security.

(k)	Represents 7-day effective yield as of June 30, 2013.

(l)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $11,952,338.

(m)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ACES	Alternative Credit Enhancement Services

AS	Stock Corporation

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

FDIC	Federal Deposit Insurance Corporation

25

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

GDIF	Global Debt Issuance Facility

IO	Interest Only

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

MTN	Medium Term Note

NV	Public Traded Company

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

OYJ	Public Traded Company

PLC	Public Limited Company

Reg. S	Regulation S

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

SpA	Limited Share Company

TBA	To Be Announced

Tbk PT	State Owned Company

Currency:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	Great British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peru Nuevo Sol

PLN	Poland New Zloty

RUB	Russia Ruble

SEK	Swedish Krona

THB	Thailand Baht

TRY	Turkish Lira

At June 30, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Barclays Bank PLC	7/24/13	(1,048,285)	$(959,528)	$(957,112)	$2,416
Australian Dollar	Barclays Bank PLC	7/24/13	(700,000)	(640,732)	(639,119)	1,613
Brazilian Real	Royal Bank of Scotland	7/05/13	(1,500,000)	(702,576)	(671,749)	30,827
Brazilian Real	Royal Bank of Scotland	7/05/13	(1,100,000)	(515,222)	(492,615)	22,607
Brazilian Real	Barclays Bank PLC	7/05/13	(229,130)	(105,444)	(102,612)	2,832
Brazilian Real	Barclays Bank PLC	7/05/13	(675,873)	(311,032)	(302,678)	8,354
British Pound	Royal Bank of Scotland	7/24/13	(159,967)	(247,109)	(243,264)	3,845
Canadian Dollar	Barclays Bank PLC	7/24/13	(757,231)	(730,558)	(719,619)	10,939
Canadian Dollar	Barclays Bank PLC	7/24/13	(686,413)	(662,235)	(652,319)	9,916
Chilean Peso	Royal Bank of Scotland	7/08/13	(320,000,000)	(632,099)	(629,190)	2,909
Columbian Peso	Royal Bank of Scotland	7/15/13	(410,000,000)	(215,133)	(213,067)	2,066
Columbian Peso	Royal Bank of Scotland	7/15/13	(1,210,000,000)	(634,904)	(628,807)	6,097
Czech Republic Koruna	Barclays Bank PLC	7/24/13	(6,822,449)	(344,000)	(341,399)	2,601
Czech Republic Koruna	Barclays Bank PLC	7/24/13	(3,728,548)	(188,000)	(186,578)	1,422
Euro	Barclays Bank PLC	7/24/13	(395,581)	(521,372)	(514,954)	6,418
Euro	Barclays Bank PLC	7/24/13	(320,607)	(422,557)	(417,355)	5,202
Hungarian Forint	Royal Bank of Scotland	7/24/13	(61,104,328)	(268,626)	(269,042)	(416)
Hungarian Forint	Royal Bank of Scotland	7/24/13	(103,091,302)	(453,208)	(453,910)	(702)
Mexican Peso	Barclays Bank PLC	7/23/13	(2,577,522)	(197,822)	(198,540)	(718)

26

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts: (Continued)
Mexican Peso	Barclays Bank PLC	7/23/13	(4,569,025)	$(350,668)	$(351,941)	$(1,273)
Mexican Peso	Royal Bank of Scotland	7/24/13	(6,850,784)	(509,902)	(527,650)	(17,748)
Mexican Peso	Barclays Bank PLC	7/24/13	(2,580,230)	(192,835)	(198,730)	(5,895)
Mexican Peso	Barclays Bank PLC	7/24/13	(5,245,015)	(391,989)	(403,972)	(11,983)
Mexican Peso	Royal Bank of Scotland	7/24/13	(2,069,000)	(158,150)	(159,355)	(1,205)
Mexican Peso	Royal Bank of Scotland	7/24/13	(3,448,000)	(263,558)	(265,566)	(2,008)
Norwegian Krone	Royal Bank of Scotland	7/24/13	(4,046,089)	(674,475)	(665,581)	8,894
Polish Zlotych	Royal Bank of Scotland	7/23/13	(1,295,000)	(403,615)	(389,212)	14,403
Polish Zlotych	Royal Bank of Scotland	7/23/13	(774,905)	(241,516)	(232,898)	8,618
Polish Zlotych	Royal Bank of Scotland	7/24/13	(1,114,859)	(338,760)	(335,049)	3,711
Swedish Krona	Royal Bank of Scotland	7/24/13	(8,505,478)	(1,289,666)	(1,267,648)	22,018
Turkish Lira	Barclays Bank PLC	7/24/13	(1,623,151)	(830,469)	(838,760)	(8,291)
Turkish Lira	Barclays Bank PLC	7/24/13	(1,082,271)	(553,733)	(559,261)	(5,528)

Total Short Contracts				$(14,951,493)	$(14,829,552)	$121,941

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	Royal Bank of Scotland	7/24/13	579,231	$894,767	$880,845	$(13,922)
British Pound	Royal Bank of Scotland	7/24/13	436,141	673,729	663,246	(10,483)
Euro	Bank of America NA	7/24/13	404,689	531,824	526,810	(5,014)
Euro	Barclays Bank PLC	7/24/13	441,344	581,687	574,526	(7,161)
Japanese Yen	Royal Bank of Scotland	7/24/13	2,395,600	24,440	24,156	(284)
Malaysian Ringgit	Royal Bank of Scotland	7/17/13	1,251,320	400,000	395,630	(4,370)
Malaysian Ringgit	Royal Bank of Scotland	7/17/13	2,283,659	730,000	722,024	(7,976)
Mexican Peso	Barclays Bank PLC	7/24/13	3,268,764	248,000	251,761	3,761
Mexican Peso	Royal Bank of Scotland	7/24/13	8,948,024	665,999	689,180	23,181
Mexican Peso	Barclays Bank PLC	7/24/13	5,153,576	391,000	396,930	5,930
Philippine Peso	Bank of America NA	7/31/13	22,601,250	525,000	522,963	(2,037)
Philippine Peso	Bank of America NA	7/31/13	31,211,250	725,000	722,187	(2,813)
Polish Zlotych	Bank of America NA	7/23/13	774,905	233,657	232,898	(759)
Polish Zlotych	Bank of America NA	7/23/13	1,295,000	390,481	389,213	(1,268)
Polish Zlotych	Bank of America NA	7/24/13	1,114,859	336,136	335,049	(1,087)
Polish Zlotych	Royal Bank of Scotland	7/24/13	376,327	114,351	113,098	(1,253)
South African Rand	Royal Bank of Scotland	7/24/13	5	–	–	–
Uruguayan Peso	JPMorgan Chase Bank	7/10/13	4,126,000	200,000	202,007	2,007
Uruguayan Peso	JPMorgan Chase Bank	7/10/13	3,713,400	180,000	181,807	1,807
Uruguayan Peso	JPMorgan Chase Bank	7/10/13	2,473,200	120,000	121,087	1,087
Uruguayan Peso	JPMorgan Chase Bank	7/10/13	1,442,700	70,000	70,634	634

Total Long Contracts				$8,036,071	$8,016,051	$(20,020)

Amounts designated as “–“ are zero or have been rounded to zero.

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
25	U.S. Treasury 10 Year Note	09/19/13	$3,164,063	$(90,306)

The accompanying notes are an integral part of these financial statements.

27

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund
Assets:
Investments, at value * (cost $287,663,845)	$282,753,334
Repurchase agreement, at value and cost	11,952,338

Total Investments	294,705,672

Foreign currencies, at value (cost $1,593,870)	1,574,358
Interest and dividends receivable	2,610,826
Security lending income receivable	2,124
Receivable for investments sold	10,655,550
Receivable for capital shares issued	69,174
Reclaims receivable	25,395
Unrealized appreciation on forward foreign currency contracts (Note 2)	216,115
Prepaid expenses	2,068

Total Assets	309,861,282

Liabilities:
Payable for investments purchased	45,556,367
Payable for capital shares redeemed	204,598
Payable for variation margin on futures contracts	1,931
Cash overdraft (Note 2)	172,342
Unrealized depreciation on forward foreign currency contracts (Note 2)	114,194
Payable upon return of securities loaned (Note 2)	11,952,338
Accrued expenses and other payables:
Investment advisory fees	137,967
Fund administration fees	10,955
Administrative servicing fees	31,574
Accounting and transfer agent fees	6,427
Trustee fees	74
Custodian fees	1,515
Compliance program costs (Note 3)	234
Professional fees	25,816
Printing fees	14,951
Other	251

Total Liabilities	58,231,534

Net Assets	$251,629,748

Represented by:
Capital	$255,920,206
Accumulated undistributed net investment income	9,246,536
Accumulated net realized losses from investment, futures, forward and foreign currency transactions	(8,602,082)
Net unrealized appreciation/(depreciation) from investments	(4,910,511)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(90,306)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	101,921
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(36,016)

Net Assets	$251,629,748

Net Assets:
Class I Shares	$251,629,748

Total	$251,629,748

*	Includes value of securities on loan of $17,564,611 (Note 2).

28

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	27,284,742

Total	27,284,742

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.22

The accompanying notes are an integral part of these financial statements.

29

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund
INVESTMENT INCOME:
Interest income	$5,834,472
Dividend income	13,258
Income from securities lending (Note 2)	5,399
Foreign tax withholding	(11,290)

Total Income	5,841,839

EXPENSES:
Investment advisory fees	868,544
Fund administration fees	66,751
Administrative servicing fees Class I Shares	194,711
Professional fees	27,542
Printing fees	13,434
Trustee fees	4,772
Custodian fees	5,416
Accounting and transfer agent fees	22,359
Compliance program costs (Note 3)	466
Other	6,887

Total expenses before earnings credit and expenses reimbursed	1,210,882

Earnings credit (Note 4)	(561)
Expenses reimbursed by adviser (Note 3)	(2,794)

Net Expenses	1,207,527

NET INVESTMENT INCOME	4,634,312

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,341,037
Net realized losses from futures transactions (Note 2)	(25,980)
Net realized gains from forward and foreign currency transactions (Note 2)	442,535

Net realized gains from investment, futures, forward and foreign currency transactions	2,757,592

Net change in unrealized appreciation/(depreciation) from investments	(14,661,495)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(78,225)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	180,249
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(55,739)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(14,615,210)

Net realized/unrealized losses from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(11,857,618)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,223,306)

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets

	NVIT Multi Sector Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$4,634,312	$9,341,343
Net realized gains from investment, futures, forward and foreign currency transactions	2,757,592	10,460,064
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(14,615,210)	8,203,381

Change in net assets resulting from operations	(7,223,306)	28,004,788

Distributions to Shareholders From:
Net investment income:
Class I	–	(6,363,911)

Change in net assets from shareholder distributions	–	(6,363,911)

Change in net assets from capital transactions	(111,402)	13,639,962

Change in net assets	(7,334,708)	35,280,839

Net Assets:
Beginning of period	258,964,456	223,683,617

End of period	$251,629,748	$258,964,456

Accumulated undistributed net investment income at end of period	$9,246,536	$4,612,224

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$19,985,454	$49,810,741
Dividends reinvested	–	6,363,911
Cost of shares redeemed	(20,096,856)	(42,534,690)

Change in net assets from capital transactions	$(111,402)	$13,639,962

SHARE TRANSACTIONS:
Class I Shares
Issued	2,094,461	5,452,271
Reinvested	–	673,339
Redeemed	(2,106,610)	(4,623,699)

Total change in shares	(12,149)	1,501,911

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

31

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi Sector Bond Fund

					Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class I Shares
Six Months Ended June 30, 2013(d) (Unaudited)	$9.49	0.17	(0.44)	(0.27)	–	–	–	$9.22	(2.85)%	$251,629,748	0.93%	3.57%	0.93%	211.08%
Year Ended December 31, 2012(d)	$8.67	0.35	0.71	1.06	(0.24)	–	(0.24)	$9.49	12.25%	$258,964,456	0.95%	3.81%	0.95%	375.23%
Year Ended December 31, 2011(d)	$8.58	0.37	0.10	0.47	(0.38)	–	(0.38)	$8.67	5.55%	$223,683,617	1.00%	4.25%	1.03%	368.27%
Year Ended December 31, 2010(d)	$8.27	0.45	0.41	0.86	(0.55)	–	(0.55)	$8.58	10.59%	$211,108,430	1.00%	5.21%	1.05%	310.03%
Year Ended December 31, 2009(d)	$7.32	0.55	1.17	1.72	(0.77)	–	(0.77)	$8.27	24.38%	$180,040,981	1.01%	6.89%	1.08%	256.64%
Year Ended December 31, 2008	$9.86	0.50	(2.17)	(1.67)	(0.65)	(0.22)	(0.87)	$7.32	(17.29)%	$143,369,332	0.98%	5.20%	1.01%	85.31%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

32

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi Sector Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company currently hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

33

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

34

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$25,663,824	$—	$25,663,824
Collateralized Mortgage Obligations	—	13,703,341	—	13,703,341
Commercial Mortgage Backed Securities	—	14,118,707	—	14,118,707
Common Stocks
Diversified Telecommunication Services	—	—	—	—
Media	7,924	—	—	7,924
Paper & Forest Products	—	5,875	—	5,875
Total Common Stocks	$7,924	$5,875	$—	$13,799
Convertible Corporate Bond	—	73,414	—	73,414
Corporate Bonds	—	112,137,348	—	112,137,348
Forward Foreign Currency Contracts	—	216,115	—	216,115
Municipal Bonds	—	1,186,023	—	1,186,023
Mutual Fund	22,832,190	—	—	22,832,190
Repurchase Agreement	—	11,952,338	—	11,952,338
Sovereign Bonds	—	41,461,442	—	41,461,442
U.S. Government Mortgage Backed Agencies	—	39,877,060	—	39,877,060
U.S. Government Sponsored & Agency Obligations	—	1,501,334	—	1,501,334
U.S. Treasury Bonds	—	2,382,765	—	2,382,765
U.S. Treasury Notes	—	6,004,150	—	6,004,150
Warrant	—	126,191	—	126,191
Yankee Dollars	—	1,671,746	—	1,671,746
Total Assets	$22,840,114	$272,081,673	$—	$294,921,787
Liabilities:
Forward Foreign Currency Contracts	—	(114,194)	—	(114,194)
Future Contract	(90,306)	—	—	(90,306)
Total Liabilities	$(90,306)	$(114,194)	$—	$(204,500)
Total	$22,749,808	$271,967,479	$—	$294,717,287

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2013, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of June 30, 2013, the Fund had an overdrawn balance of $172,342 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4 below.

35

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Transactions

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(e)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

36

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$216,115
Total		$216,115

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(114,194)
Futures Contracts* Interest rate risk	Unrealized depreciation from futures contracts	(90,306)
Total		$(204,500)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six months ended June 30, 2013

Realized Gain/(Loss)	Total
Forward Foreign Currency Contracts Currency risk	$454,897
Futures Contracts Interest rate risk	(25,980)
Total	$428,917

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six months ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency risk	$180,249
Futures Contracts Interest rate risk	(78,225)
Total	$102,024

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2013.

37

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(f)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (forward foreign currency contracts). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

38

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$216,115	$—	$216,115
Total	$216,115	$—	$216,115

Amounts designated as “—” are zero or have been rounded to zero.

Financial Assets, Derivative Assets and Collateral Held by Counterparty:

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Barclays Bank PLC	$61,404	$(40,849)	$—	$20,555
JPMorgan Chase Bank	5,535	—	—	5,535
Royal Bank of Scotland	149,176	(60,367)	—	88,809
Total	$216,115	$(101,216)	$—	$114,899

Amounts designated as “—” are zero or have been rounded to zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(114,194)	$—	$(114,194)
Futures Contracts	(90,306)	$—	(90,306)
Total	$(204,500)	$—	$(204,500)

Amounts designated as “—” are zero or have been rounded to zero.

39

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Financial Liabilities, Derivative Liabilities and Collateral Held by Counterparty:

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Bank of America NA	$(12,978)	$—	$—		$(12,978)
Barclays Bank PLC	(40,849)	40,849	—		—
Goldman Sachs	(90,306)	—	90,306	(1)	—
Royal Bank of Scotland	(60,367)	60,367	—		—
Total	$(204,500)	$101,216	$90,306		$(12,978)

(1)	The collateral pledged is a portion of the security held with the broker as shown on the Statement of Investments as of June 30, 2013.

Amounts designated as “—” are zero or have been rounded to zero.

(g)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

40

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Funds’ loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$17,564,611
Collateral offsetting(1)	17,915,113
Net Amount(2)	$350,502

(1)	Includes $5,962,775 of collateral in the form of U.S. Government Agency and Treasury securities, interest rates ranging from 0.39% to 7.50% and maturity dates ranging from 12/31/16 to 08/20/62.

(2)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(h)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$11,952,338
Collateral offsetting	12,191,490
Net Amount(1)	$239,152

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion discounts. Dividend income is recorded on the ex-dividend date.

41

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(k)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(l)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a

42

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Logan Circle Partners, LP (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.675%
$200 million and more	0.65%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.78% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Six Months Ended June 30, 2013 Amount	Total
$94,026	$62,320	$18,668	$2,794	$177,808

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $66,751 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

43

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

In addition, the trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $466.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2013, NFS received $194,711 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $583,095,747 and sales of $567,844,690 (excluding short-term securities).

For the six months ended June 30, 2013, the Fund had purchases of $81,425,099 and sales of $81,331,244 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In

44

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Credit and Emerging Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. A Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$300,021,079	$4,882,230	$(10,197,637)	$(5,315,407)

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

45

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

46

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s Class I shares had achieved a level of total return performance above the median of the Fund’s peers for the three-year period ended September 30, 2012. The Trustees also noted that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were above the Fund’s respective expense group medians. The Trustees considered that, according to management, the Fund’s expense cap had been lowered during the past year, and that, as a result, the Fund is experiencing a total expense ratio

47

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

(excluding 12b-1/non-12b-1 fees) lower than that of the last year and so closer to (although still above) the total expense ratio (excluding 12b-1/non-12b-1 fees) median of the Fund’s expense group.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

48

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

49

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

50

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

51

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

52

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

53

NVIT Nationwide Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

27	Supplemental Information

30	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-NAT (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board

Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-Income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Nationwide Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual	1,000.00	1,140.30	4.14	0.78
	Hypothetical[b]	1,000.00	1,020.93	3.91	0.78
Class II Shares	Actual	1,000.00	1,138.90	5.46	1.03
	Hypothetical[b]	1,000.00	1,019.69	5.16	1.03
Class III Shares	Actual	1,000.00	1,140.80	3.93	0.74
	Hypothetical[b]	1,000.00	1,021.12	3.71	0.74
Class IV Shares	Actual	1,000.00	1,140.30	4.14	0.78
	Hypothetical[b]	1,000.00	1,020.93	3.91	0.78

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Nationwide Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	95.1%
Mutual Fund	4.8%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	8.6%
Commercial Banks	5.4%
Beverages	4.9%
Insurance	4.5%
Communications Equipment	4.5%
Pharmaceuticals	4.2%
Hotels, Restaurants & Leisure	4.2%
Software	4.1%
Capital Markets	4.0%
Chemicals	3.5%
Other Industries	52.1%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund — Institutional Class	4.8%
Wells Fargo & Co.	4.2%
Coca-Cola Co. (The)	3.3%
QUALCOMM, Inc.	3.3%
Union Pacific Corp.	3.2%
Procter & Gamble Co. (The)	3.2%
Chevron Corp.	3.2%
Goldman Sachs Group, Inc. (The)	2.9%
Pfizer, Inc.	2.7%
Travelers Cos., Inc. (The)	2.6%
Other Holdings	66.6%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Nationwide Fund

Common Stocks 95.1%

	Shares	Market Value

Aerospace & Defense 3.2%
Boeing Co. (The)	161,500	$16,544,060
Lockheed Martin Corp.	57,300	6,214,758

		22,758,818

Automobiles 0.8%
Ford Motor Co.	375,800	5,813,626

Beverages 4.9%
Beam, Inc.	175,700	11,088,427
Coca-Cola Co. (The)	587,400	23,560,614

		34,649,041

Biotechnology 1.2%
Biogen Idec, Inc.*	29,100	6,262,320
Celgene Corp.*	17,100	1,999,161

		8,261,481

Capital Markets 4.0%
Goldman Sachs Group, Inc. (The)	137,500	20,796,875
Invesco Ltd.	234,000	7,441,200

		28,238,075

Chemicals 3.5%
Monsanto Co.	55,000	5,434,000
PPG Industries, Inc.	82,200	12,034,902
Praxair, Inc.	65,400	7,531,464

		25,000,366

Commercial Banks 5.4%
CapitalSource, Inc.	225,900	2,118,942
Regions Financial Corp.	688,600	6,562,358
Wells Fargo & Co.	716,000	29,549,320

		38,230,620

Commercial Services & Supplies 0.4%
Tyco International Ltd.	82,700	2,724,965

Communications Equipment 4.5%
Cisco Systems, Inc.	358,500	8,715,135
QUALCOMM, Inc.	377,200	23,039,376

		31,754,511

Computers & Peripherals 2.0%
Apple, Inc.	35,900	14,219,272

Construction & Engineering 0.5%
Quanta Services, Inc.*	127,700	3,378,942

Consumer Finance 1.1%
Discover Financial Services	167,500	7,979,700

Diversified Financial Services 0.6%
Citigroup, Inc.	81,000	3,885,570

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	107,100	$5,391,414

Electric Utilities 0.8%
Great Plains Energy, Inc.	260,080	5,862,203

Electronic Equipment, Instruments & Components 1.0%
FLIR Systems, Inc.	262,200	7,071,534

Food Products 1.6%
Hillshire Brands Co.	332,800	11,009,024

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	375,700	13,104,416
Boston Scientific Corp.*	609,200	5,647,284

		18,751,700

Health Care Providers & Services 1.1%
Cardinal Health, Inc.	50,800	2,397,760
McKesson Corp.	44,900	5,141,050

		7,538,810

Hotels, Restaurants & Leisure 4.2%
McDonald’s Corp.	71,900	7,118,100
Starbucks Corp.	70,300	4,603,947
Starwood Hotels & Resorts Worldwide, Inc.	286,000	18,072,340

		29,794,387

Household Products 3.2%
Procter & Gamble Co. (The)	294,100	22,642,759

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)	181,600	2,177,384

Industrial Conglomerates 2.5%
General Electric Co.	754,900	17,506,131

Information Technology Services 2.9%
Amdocs Ltd.	62,200	2,306,998
Cognizant Technology Solutions Corp., Class A*	148,600	9,303,846
Computer Sciences Corp.	131,700	5,764,509
CoreLogic, Inc.*	121,700	2,819,789

		20,195,142

Insurance 4.5%
Allied World Assurance Co. Holdings AG	47,200	4,319,272
Axis Capital Holdings Ltd.	203,300	9,307,074
Travelers Cos., Inc. (The)	228,800	18,285,696

		31,912,042

Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	10,500	2,915,745

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 2.4%
eBay, Inc.*	194,700	$10,069,884
Google, Inc., Class A*	7,800	6,866,886

		16,936,770

Leisure Equipment & Products 0.4%
Mattel, Inc.	61,500	2,786,565

Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	73,900	6,254,157

Machinery 2.0%
Crane Co.	43,700	2,618,504
Harsco Corp.	112,200	2,601,918
Ingersoll-Rand PLC	164,300	9,121,936

		14,342,358

Media 1.6%
Liberty Media Corp., Series A*	91,600	11,611,216

Multi-Utilities 3.4%
Ameren Corp.	377,400	12,997,656
DTE Energy Co.	165,000	11,056,650

		24,054,306

Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	54,200	4,657,406
Cabot Oil & Gas Corp.	112,000	7,954,240
Chevron Corp.	189,500	22,425,430
EOG Resources, Inc.	67,000	8,822,560
Occidental Petroleum Corp.	94,200	8,405,466
Phillips 66	108,500	6,391,735
Southwestern Energy Co.*	63,700	2,326,961

		60,983,798

Pharmaceuticals 4.2%
AbbVie, Inc.	128,700	5,320,458
Allergan, Inc.	35,700	3,007,368
Eli Lilly & Co.	44,100	2,166,192
Pfizer, Inc.	692,700	19,402,527

		29,896,545

Real Estate Investment Trusts (REITs) 1.9%
Equity Lifestyle Properties, Inc.	28,100	2,208,379
General Growth Properties, Inc.	106,100	2,108,207
Vornado Realty Trust	108,300	8,972,655

		13,289,241

Road & Rail 3.2%
Union Pacific Corp.	147,600	22,771,728

Software 4.1%
Activision Blizzard, Inc.	232,900	3,321,154
Citrix Systems, Inc.*	40,500	2,443,365

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Microsoft Corp.	412,900	$14,257,437
Oracle Corp.	130,100	3,996,672
Rovi Corp.*	225,300	5,145,852

		29,164,480

Specialty Retail 2.0%
Home Depot, Inc. (The)	129,400	10,024,618
Lowe’s Cos., Inc.	108,000	4,417,200

		14,441,818

Tobacco 2.3%
Philip Morris International, Inc.	189,900	16,449,138

Total Common Stocks (cost $649,783,243)		672,645,382

Mutual Fund 4.8%
Money Market Fund 4.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (a)	33,759,664	33,759,664

Total Mutual Fund (cost $33,759,664)		33,759,664

Total Investments (cost $683,542,907) (b) — 99.9%		706,405,046

Other assets in excess of liabilities — 0.1%		1,058,514

NET ASSETS — 100.0%		$707,463,560

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Nationwide Fund (Continued)

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
437	E-Mini S&P 500	09/20/13	$34,944,705	$(812,598)

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Nationwide Fund
Assets:
Investments, at value (cost $ 683,542,907)	$706,405,046
Cash	4,613
Dividends receivable	1,143,407
Security lending income receivable	90
Receivable for capital shares issued	103,600
Receivable for variation margin on futures contracts	1,369,995
Prepaid expenses	5,558

Total Assets	709,032,309

Liabilities:
Payable for capital shares redeemed	1,034,173
Accrued expenses and other payables:
Investment advisory fees	340,363
Fund administration fees	21,710
Distribution fees	31,940
Administrative servicing fees	91,868
Accounting and transfer agent fees	403
Trustee fees	202
Custodian fees	4,392
Compliance program costs (Note 3)	614
Professional fees	13,545
Printing fees	29,246
Other	293

Total Liabilities	1,568,749

Net Assets	$707,463,560

Represented by:
Capital	$980,856,366
Accumulated undistributed net investment income	5,427,492
Accumulated net realized losses from investment, futures, and foreign currency transactions	(300,868,447)
Net unrealized appreciation/(depreciation) from investments	22,862,139
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(812,598)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,392)

Net Assets	$707,463,560

Net Assets:
Class I Shares	$453,235,438
Class II Shares	151,948,592
Class III Shares	1,581,286
Class IV Shares	100,698,244

Total	$707,463,560

10

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Nationwide Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	38,997,405
Class II Shares	13,143,501
Class III Shares	135,526
Class IV Shares	8,667,384

Total	60,943,816

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.62
Class II Shares	$11.56
Class III Shares	$11.67
Class IV Shares	$11.62

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Nationwide Fund
INVESTMENT INCOME:
Dividend income	$7,540,547
Income from securities lending (Note 2)	21,841
Foreign tax withholding	(59,011)

Total Income	7,503,377

EXPENSES:
Investment advisory fees	2,055,910
Fund administration fees	124,312
Distribution fees Class II Shares	193,668
Administrative servicing fees Class I Shares	336,756
Administrative servicing fees Class II Shares	116,201
Administrative servicing fees Class III Shares	677
Administrative servicing fees Class IV Shares	74,613
Professional fees	20,651
Printing fees	26,222
Trustee fees	12,419
Custodian fees	12,917
Accounting and transfer agent fees	1,342
Compliance program costs (Note 3)	1,244
Other	12,787

Total expenses before earnings credit and fees waived	2,989,719

Earnings credit (Note 5)	(78)
Investment advisory fees waived (Note 3)	(38,202)

Net Expenses	2,951,439

NET INVESTMENT INCOME	4,551,938

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	153,714,106
Net realized losses from futures transactions (Note 2)	(45,983)
Net realized gains from foreign currency transactions (Note 2)	24,445

Net realized gains from investment, futures, and foreign currency transactions	153,692,568

Net change in unrealized appreciation/(depreciation) from investments	(65,747,136)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(812,598)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,233)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(66,560,967)

Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	87,131,601

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$91,683,539

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Nationwide Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$4,551,938	$9,515,608
Net realized gains from investment, futures, and foreign currency transactions	153,692,568	53,482,491
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(66,560,967)	28,791,606

Change in net assets resulting from operations	91,683,539	91,789,705

Distributions to Shareholders From:
Net investment income:
Class I	–	(6,035,349)
Class II	–	(1,752,052)
Class III	–	(17,029)
Class IV	–	(1,317,148)

Change in net assets from shareholder distributions	–	(9,121,578)

Change in net assets from capital transactions	(53,914,728)	(106,992,658)

Change in net assets	37,768,811	(24,324,531)

Net Assets:
Beginning of period	669,694,749	694,019,280

End of period	$707,463,560	$669,694,749

Accumulated undistributed net investment income at end of period	$5,427,492	$875,554

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,286,755	$1,929,333
Dividends reinvested	–	6,035,349
Cost of shares redeemed	(32,768,004)	(69,993,021)

Total Class I Shares	(31,481,249)	(62,028,339)

Class II Shares
Proceeds from shares issued	172,988	2,610,700
Dividends reinvested	–	1,752,052
Cost of shares redeemed	(17,858,054)	(42,398,305)

Total Class II Shares	(17,685,066)	(38,035,553)

Class III Shares
Proceeds from shares issued	539,990	886,165
Dividends reinvested	–	17,029
Cost of shares redeemed	(168,848)	(400,811)

Total Class III Shares	371,142	502,383

Class IV Shares
Proceeds from shares issued	707,211	2,243,506
Dividends reinvested	–	1,317,148
Cost of shares redeemed	(5,826,766)	(10,991,803)

Total Class IV Shares	(5,119,555)	(7,431,149)

Change in net assets from capital transactions	$(53,914,728)	$(106,992,658)

13

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	113,047	200,054
Reinvested	–	597,053
Redeemed	(2,932,943)	(7,134,890)

Total Class I Shares	(2,819,896)	(6,337,783)

Class II Shares
Issued	15,761	274,927
Reinvested	–	174,040
Redeemed	(1,596,192)	(4,365,793)

Total Class II Shares	(1,580,431)	(3,916,826)

Class III Shares
Issued	46,559	91,839
Reinvested	–	1,678
Redeemed	(15,114)	(40,510)

Total Class III Shares	31,445	53,007

Class IV Shares
Issued	62,554	228,732
Reinvested	–	130,423
Redeemed	(516,862)	(1,117,914)

Total Class IV Shares	(454,308)	(758,759)

Total change in shares	(4,823,190)	(10,960,361)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Nationwide Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.19	0.08	1.35	1.43	–	–	–	–	$11.62	14.03%	$453,235,438	0.78%	1.35%	0.79%	83.98%
Year Ended December 31, 2012(e)	$9.05	0.14	1.15	1.29	(0.15)	–	(0.15)	–	$10.19	14.21%	$426,223,301	0.79%	1.44%	0.80%	23.86%
Year Ended December 31, 2011(e)	$9.11	0.11	(0.06)	0.05	(0.11)	–	(0.11)	–	$9.05	0.53%	$436,029,821	0.78%	1.21%	0.79%	19.65%
Year Ended December 31, 2010(e)	$8.11	0.07	1.02	1.09	(0.09)	–	(0.09)	–	$9.11	13.45%	$497,366,746	0.79%	0.88%	0.79%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.52	0.09	1.59	1.68	(0.09)	–	(0.09)	–	$8.11	26.10%	$729,866,520	0.81%	1.24%	0.81%	85.37%
Year Ended December 31, 2008	$13.59	0.16	(5.22)	(5.06)	(0.15)	(1.86)	(2.01)	–	$6.52	(41.55)%	$643,454,394	0.82%	1.50%	0.82%	373.58%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.15	0.06	1.35	1.41	–	–	–	–	$11.56	13.89%	$151,948,592	1.03%	1.10%	1.04%	83.98%
Year Ended December 31, 2012(e)	$9.02	0.12	1.13	1.25	(0.12)	–	(0.12)	–	$10.15	13.85%	$149,466,339	1.04%	1.19%	1.05%	23.86%
Year Ended December 31, 2011(e)	$9.07	0.09	(0.06)	0.03	(0.08)	–	(0.08)	–	$9.02	0.38%	$168,088,528	1.04%	0.95%	1.05%	19.65%
Year Ended December 31, 2010(e)	$8.07	0.05	1.01	1.06	(0.06)	–	(0.06)	–	$9.07	13.22%	$200,160,889	1.04%	0.63%	1.04%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.50	0.07	1.58	1.65	(0.08)	–	(0.08)	–	$8.07	25.56%	$284,786,913	1.07%	1.02%	1.07%	85.37%
Year Ended December 31, 2008	$13.54	0.14	(5.19)	(5.05)	(0.13)	(1.86)	(1.99)	–	$6.50	(41.61)%	$281,190,716	1.05%	1.30%	1.05%	373.58%

Class III Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.23	0.08	1.36	1.44	–	–	–	–	$11.67	14.08%	$1,581,286	0.74%	1.40%	0.76%	83.98%
Year Ended December 31, 2012(e)	$9.09	0.16	1.14	1.30	(0.16)	–	(0.16)	–	$10.23	14.33%	$1,064,906	0.63%	1.61%	0.65%	23.86%
Year Ended December 31, 2011(e)	$9.14	0.13	(0.06)	0.07	(0.12)	–	(0.12)	–	$9.09	0.79%	$464,132	0.64%	1.38%	0.65%	19.65%
Year Ended December 31, 2010(e)	$8.14	0.08	1.01	1.09	(0.09)	–	(0.09)	–	$9.14	13.47%	$333,436	0.74%	0.93%	0.74%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.54	0.09	1.60	1.69	(0.09)	–	(0.09)	–	$8.14	26.16%	$320,853	0.82%	1.29%	0.82%	85.37%
Year Ended December 31, 2008	$13.62	0.18	(5.24)	(5.06)	(0.16)	(1.86)	(2.02)	–	$6.54	(41.54)%	$434,001	0.79%	1.47%	0.79%	373.58%

Class IV Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.19	0.08	1.35	1.43	–	–	–	–	$11.62	14.03%	$100,698,244	0.78%	1.35%	0.79%	83.98%
Year Ended December 31, 2012(e)	$9.05	0.14	1.15	1.29	(0.15)	–	(0.15)	–	$10.19	14.22%	$92,940,203	0.79%	1.45%	0.80%	23.86%
Year Ended December 31, 2011(e)	$9.10	0.11	(0.05)	0.06	(0.11)	–	(0.11)	–	$9.05	0.63%	$89,436,799	0.79%	1.21%	0.80%	19.65%
Year Ended December 31, 2010(e)	$8.10	0.07	1.02	1.09	(0.09)	–	(0.09)	–	$9.10	13.48%	$98,522,755	0.79%	0.90%	0.79%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.52	0.09	1.58	1.67	(0.09)	–	(0.09)	–	$8.10	25.94%	$98,226,930	0.81%	1.24%	0.81%	85.37%
Year Ended December 31, 2008	$13.59	0.17	(5.22)	(5.05)	(0.16)	(1.86)	(2.02)	–	$6.52	(41.55)%	$88,106,911	0.81%	1.51%	0.81%	373.58%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When the fair value factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$672,645,382	$—	$—	$672,645,382
Mutual Fund	33,759,664	—	—	33,759,664
Total Assets	$706,405,046	$—	$—	$706,405,046
Liabilities:
Futures Contracts	(812,598)	—	—	(812,598)
Total Liabilities	$(812,598)	$—	$—	$(812,598)
Total	$705,592,448	$—	$—	$705,592,448

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized appreciation from futures contracts	$(812,598)
Total		$(812,598)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$(45,983)
Total	$(45,983)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(812,598)
Total	$(812,598)

During June 2013, the Fund held futures contracts with an average notional balance of $35,868,647. Prior to June 2013, the Fund had no investments in derivatives.

(d)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on futures contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(812,598)	$—	$(812,598)
Total	$(812,598)	$—	$(812,598)

Amounts designated as “—” are zero or have been rounded to zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Goldman Sachs	$(812,598)	$—	$—	$—
Total	$(812,598)	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(e)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Fund had no portfolio securities on loan.

(f)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Fund held no repurchase agreements.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Effective June 14, 2013, NFA has selected HighMark Capital Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Prior to June 14, 2013, Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc. were the subadvisers for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.

Prior to June 17, 2013, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its Investment Advisory Fee an amount equal to $38,202, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

During the six months ended June 30, 2013, NFM received $124,312 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $1,244.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares, and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2013, NFS received $528,247 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $5 and $0, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $581,274,527 and sales of $660,124,963 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $5,659 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$685,434,090	$34,988,520	$(14,017,564)	$20,970,956

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

26

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

27

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that, although the Fund had achieved total return performance of its Class I shares below the median of the funds in its performance universe for the three-year period ended September 30, 2012, the Fund’s performance ranked in the 51st percentile of the performance universe. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

28

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

Approval of Subadvisory Agreement

At the March 28, 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Nationwide Fund (the “Fund”), an investment subadvisory agreement with HighMark Capital Management, Inc. (“HighMark”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to HighMark in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, Independent Legal Counsel, and others.

In making their determinations, the Trustees took into account information as to HighMark’s account management style, investment philosophy and process, past performance, HighMark’s personnel that would be serving the Fund, and prevailing market conditions. In evaluating the Subadvisory Agreement, the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, including the structure of the sub-advisory fees, and the fact that NFA pays HighMark out of its advisory fees. The Trustees also took into account information presented by NFA as to the performance record of the proposed management team. The Trustees considered NFA’s representation that, although the Fund had achieved relatively favorable investment performance in recent periods, the multi-sub-adviser strategy of the Fund had not been well received in the market to date. The Trustees also considered that HighMark is the investment adviser to a number of mutual funds being “adopted” by the Nationwide organization, and that the terms of the adoption transaction contemplated that HighMark would serve as sub-adviser to certain other Nationwide funds, including this Fund.

After extensive discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by HighMark were consistent with the terms of the Subadvisory Agreement;

—	The prospects for satisfactory investment performance were reasonable;

—	The fees to be paid by the Fund to HighMark appeared to be fair and reasonable in light of the information provided; and

—	Profitability should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

A discussion of the Board’s considerations in approving the Fund’s investment advisory agreement with NFA is included above.

29

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

30

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

31

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

32

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

33

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34

NVIT Real Estate Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

19	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-RE (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Real Estate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Real Estate Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	1,040.10	4.75	0.94
	Hypothetical	[b]	1,000.00	1,020.13	4.71	0.94
Class II Shares	Actual		1,000.00	1,038.20	6.01	1.19
	Hypothetical	[b]	1,000.00	1,018.89	5.96	1.19

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Real Estate Fund
June 30, 2013 (Unaudited)

Asset Allocation†
Common Stocks	98.5%
Mutual Fund	0.3%
Other assets in excess of liabilities	1.2%

100.0%

Top Industries ††
Real Estate Investment Trusts (REITs)	87.6%
Commercial Services & Supplies	5.2%
Health Care Providers & Services	4.9%
Hotels, Restaurants & Leisure	2.0%
Other Industries	0.3%

100.0%

Top Holdings ††
Simon Property Group, Inc.	11.9%
Equity Residential	11.1%
Public Storage	6.2%
SL Green Realty Corp.	5.4%
Iron Mountain, Inc.	5.2%
Brookdale Senior Living, Inc.	4.9%
Liberty Property Trust	4.7%
Host Hotels & Resorts, Inc.	4.1%
AvalonBay Communities, Inc.	4.0%
BRE Properties, Inc.	4.0%
Other Holdings	38.5%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Real Estate Fund

Common Stocks 98.5%

	Shares	Market Value

Commercial Services & Supplies 5.2%
Iron Mountain, Inc.	566,900	$15,085,209

Health Care Providers & Services 4.8%
Brookdale Senior Living, Inc.*	534,669	14,136,648

Hotels, Restaurants & Leisure 2.0%
Starwood Hotels & Resorts Worldwide, Inc.	91,000	5,750,290

Real Estate Investment Trusts (REITs) 86.5%
AvalonBay Communities, Inc.	86,600	11,683,206
Brandywine Realty Trust	467,300	6,317,896
BRE Properties, Inc.	233,500	11,679,670
DiamondRock Hospitality Co.	865,700	8,068,324
Digital Realty Trust, Inc.	99,200	6,051,200
Douglas Emmett, Inc.	337,984	8,432,701
DuPont Fabros Technology, Inc.	371,900	8,981,385
Equity Lifestyle Properties, Inc.	76,063	5,977,791
Equity Residential	552,700	32,089,762
Essex Property Trust, Inc.	55,900	8,883,628
Highwoods Properties, Inc.	252,300	8,984,403
Host Hotels & Resorts, Inc.	700,400	11,815,748
Liberty Property Trust	366,600	13,549,536
Pennsylvania Real Estate Investment Trust	381,900	7,210,272
PS Business Parks, Inc.	81,787	5,902,568
Public Storage	117,800	18,062,274
Rayonier, Inc.	105,900	5,865,801
Simon Property Group, Inc.	218,800	34,552,896
SL Green Realty Corp.	175,400	15,468,526
UDR, Inc.	311,500	7,940,135
Ventas, Inc.	126,900	8,814,474
Weyerhaeuser Co.	255,300	7,273,497

		253,605,693

Total Common Stocks (cost $261,289,722)		288,577,840

Mutual Fund 0.3%

Money Market Fund 0.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (a)	806,562	806,562

Total Mutual Fund (cost $806,562)		806,562

Total Investments (cost $262,096,284) (b) — 98.8%		289,384,402

Other assets in excess of liabilities — 1.2%		3,653,992

NET ASSETS — 100.0%		$293,038,394

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Real Estate Fund
Assets:
Investments, at value (cost $262,096,284)	$289,384,402
Dividends receivable	1,070,033
Receivable for investments sold	18,737,586
Receivable for capital shares issued	161,906
Prepaid expenses	2,327

Total Assets	309,356,254

Liabilities:
Payable for investments purchased	16,013,358
Payable for capital shares redeemed	42,462
Accrued expenses and other payables:
Investment advisory fees	166,022
Fund administration fees	11,813
Distribution fees	16,268
Administrative servicing fees	34,232
Accounting and transfer agent fees	717
Trustee fees	92
Custodian fees	2,203
Compliance program costs (Note 3)	269
Professional fees	11,574
Printing fees	12,878
Other	5,972

Total Liabilities	16,317,860

Net Assets	$293,038,394

Represented by:
Capital	$174,911,035
Accumulated undistributed net investment income	3,872,604
Accumulated net realized gains from investment transactions	86,966,637
Net unrealized appreciation/(depreciation) from investments	27,288,118

Net Assets	$293,038,394

Net Assets:
Class I Shares	$213,984,857
Class II Shares	79,053,537

Total	$293,038,394

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	21,725,305
Class II Shares	8,072,600

Total	29,797,905

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.85
Class II Shares	$9.79

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Real Estate Fund
INVESTMENT INCOME:
Dividend income	$4,392,882
Foreign tax withholding	(739)

Total Income	4,392,143

EXPENSES:
Investment advisory fees	1,050,865
Fund administration fees	72,177
Distribution fees Class II Shares	97,988
Administrative servicing fees Class I Shares	166,392
Administrative servicing fees Class II Shares	58,794
Professional fees	14,845
Printing fees	16,548
Trustee fees	5,351
Custodian fees	6,248
Accounting and transfer agent fees	167
Compliance program costs (Note 3)	535
Other	23,128

Total expenses before earnings credit and fees waived	1,513,038

Earnings credit (Note 4)	(29)
Investment advisory fees waived (Note 3)	(9,724)

Net Expenses	1,503,285

NET INVESTMENT INCOME	2,888,858

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	68,021,669
Net change in unrealized appreciation/(depreciation) from investments	(59,379,662)

Net realized/unrealized gains from investments	8,642,007

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,530,865

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Real Estate Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$2,888,858	$3,233,066
Net realized gains from investment transactions	68,021,669	19,887,508
Net change in unrealized appreciation/(depreciation) from investments	(59,379,662)	19,675,342

Change in net assets resulting from operations	11,530,865	42,795,916

Distributions to Shareholders From:
Net investment income:
Class I	–	(2,313,836)
Class II	–	(579,809)
Net realized gains:
Class I	–	(20,314,386)
Class II	–	(6,846,854)

Change in net assets from shareholder distributions	–	(30,054,885)

Change in net assets from capital transactions	(6,795,761)	(3,549,824)

Change in net assets	4,735,104	9,191,207

Net Assets:
Beginning of period	288,303,290	279,112,083

End of period	$293,038,394	$288,303,290

Accumulated undistributed net investment income at end of period	$3,872,604	$983,746

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,438,903	$15,067,452
Dividends reinvested	–	22,628,222
Cost of shares redeemed	(19,474,510)	(44,453,299)

Total Class I Shares	(12,035,607)	(6,757,625)

Class II Shares
Proceeds from shares issued	10,253,847	13,650,199
Dividends reinvested	–	7,426,663
Cost of shares redeemed	(5,014,001)	(17,869,061)

Total Class II Shares	5,239,846	3,207,801

Change in net assets from capital transactions	$(6,795,761)	$(3,549,824)

10

Statements of Changes in Net Assets (Continued)

	NVIT Real Estate Fund
	Six MonthsEnded June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	740,929	1,544,651
Reinvested	–	2,370,490
Redeemed	(1,942,263)	(4,587,953)

Total Class I Shares	(1,201,334)	(672,812)

Class II Shares
Issued	1,030,573	1,390,524
Reinvested	–	782,037
Redeemed	(502,583)	(1,869,399)

Total Class II Shares	527,990	303,162

Total change in shares	(673,344)	(369,650)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Real Estate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.47	0.10	0.28	0.38	–	–	–	–	$9.85	4.01%	$213,984,857	0.94%	1.98%	0.94%	94.77%
Year Ended December 31, 2012(e)	$9.06	0.11	1.32	1.43	(0.10)	(0.92)	–	(1.02)	$9.47	15.79%	$217,162,860	0.94%	1.15%	0.94%	18.51%
Year Ended December 31, 2011(e)	$8.62	0.07	0.49	0.56	(0.08)	(0.04)	–	(0.12)	$9.06	6.50%	$213,774,978	0.94%	0.82%	0.94%	17.42%
Year Ended December 31, 2010(e)	$7.30	0.12	2.06	2.18	(0.16)	(0.70)	–	(0.86)	$8.62	30.18%	$227,118,437	0.99%	1.44%	0.99%	24.25%
Year Ended December 31, 2009(e)	$5.71	0.13	1.59	1.72	(0.11)	(0.02)	–	(0.13)	$7.30	30.84%	$201,455,813	0.97%	1.99%	0.97%	31.82%
Period Ended December 31, 2008(f)	$10.00	0.12	(4.19)	(4.07)	(0.12)	–	(0.10)	(0.22)	$5.71	(40.88)%	$3,776,313	0.89%	2.20%	1.33%	19.78%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.43	0.09	0.27	0.36	–	–	–	–	$9.79	3.82%	$79,053,537	1.19%	1.76%	1.19%	94.77%
Year Ended December 31, 2012(e)	$9.02	0.09	1.32	1.41	(0.08)	(0.92)	–	(1.00)	$9.43	15.58%	$71,140,430	1.19%	0.91%	1.19%	18.51%
Year Ended December 31, 2011(e)	$8.59	0.05	0.48	0.53	(0.06)	(0.04)	–	(0.10)	$9.02	6.14%	$65,337,105	1.19%	0.57%	1.19%	17.42%
Year Ended December 31, 2010(e)	$7.28	0.10	2.05	2.15	(0.14)	(0.70)	–	(0.84)	$8.59	29.82%	$69,621,641	1.24%	1.21%	1.24%	24.25%
Year Ended December 31, 2009(e)	$5.69	0.12	1.59	1.71	(0.10)	(0.02)	–	(0.12)	$7.28	30.52%	$53,106,087	1.22%	1.82%	1.22%	31.82%
Period Ended December 31, 2008(f)	$10.00	0.12	(4.22)	(4.10)	(0.11)	–	(0.10)	(0.21)	$5.69	(41.07)%	$1,799,208	1.24%	2.62%	1.52%	19.78%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Real Estate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

13

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At June 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2013, the Fund held 4 common stock investments that were categorized as Level 3 investments which were sold during the period. The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/12	$6,686,832	$6,686,832
Realized Gain/(Loss)	(2,075,077)	(2,075,077)
Change in Unrealized Appreciation/(Depreciation)	422,008	422,008
Purchases*	—	—
Sales	(5,033,763)	(5,033,763)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/13	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

14

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

15

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Effective April 1, 2013, NFA has selected Brookfield Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Prior to April 1, 2013, Morgan Stanley Investment Management, Inc. was the subadviser for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.70%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $9,724, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $72,177 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s aggregate portion of such costs amounted to $535.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $225,186 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $279,043,615 and sales of $286,188,238 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $9,325 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$262,303,171	$37,448,889	$(10,367,658)	$27,081,231

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

19

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees noted that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was below, and the Fund’s actual advisory fee rate was at, the Fund’s respective expense group medians (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year). The Trustees also noted that the Fund’s Class I shares had achieved a level of total return performance below the median of the Fund’s peers for the three-year period ended September 30, 2012. The Trustees considered management’s view that underweights and overweights created in the Fund by its sub-adviser, Morgan Stanley Investment Management, Inc. (“Morgan Stanley”), in

20

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

certain sectors, including health care and lodging, respectively, had hurt the Fund’s relative performance in recent periods. Further, the Trustees considered management’s view that Morgan Stanley tends to employ a value-oriented management style, which causes the Fund’s performance to be somewhat cyclical and to underperform in relatively strong markets. During the course of the review process, NFA recommended the replacement of Morgan Stanley by a new sub-adviser. See “Approval of Subadvisory Agreement” below.

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

21

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

Approval of Subadvisory Agreement

At the March 14, 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Real Estate Fund (the “Fund”), an investment subadvisory agreement with Brookfield Investment Management, Inc. (“Brookfield”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to Brookfield in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, Independent Legal Counsel, and others.

In making their determinations, the Trustees took into account information as to Brookfield’s account management style, investment philosophy and process, past performance, and Brookfield’s personnel that would be serving the Fund. In evaluating the Subadvisory Agreement, the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, the structure of the sub-advisory fees, and the fact that NFA pays Brookfield out of its advisory fees. The Trustees considered information provided by NFA as to Brookfield’s favorable investment performance in comparable strategies in recent periods. They also considered that NFA planned to share with the Fund a portion of any savings due to the anticipated reduction in the Fund’s subadvisory fees due to the appointment of Brookfield.

After extensive discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by Brookfield were consistent with the terms of the Subadvisory Agreement;

—	The prospects for satisfactory investment performance were reasonable;

—	The fees to be paid by the Fund to Brookfield appeared to be fair and reasonable in light of the information provided; and

—	Profitability should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

A discussion of the Board’s considerations in approving the Fund’s investment advisory agreement with NFA is included above.

22

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from

2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

23

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

24

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

25

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

26

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

NVIT S&P 500 Index Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

32	Supplemental Information

35	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SPX (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT S&P 500 Index Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13	Expense Ratio During Period (%) 01/01/13 - 06/30/13
Class I Shares	Actual[a]	1,000.00	1,025.30	0.42	0.25
	Hypothetical[b,c]	1,000.00	1,023.50	1.25	0.25
Class II Shares	Actual[a]	1,000.00	1,025.20	0.82	0.49
	Hypothetical[b,c]	1,000.00	1,022.36	2.46	0.49
Class IV Shares	Actual[b]	1,000.00	1,137.10	1.43	0.27
	Hypothetical[b,c]	1,000.00	1,023.46	1.35	0.27
Class Y Shares	Actual[b]	1,000.00	1,137.20	0.90	0.17
	Hypothetical[b,c]	1,000.00	1,023.95	0.85	0.17

[a]	Actual expenses are equal to the Class’ annualized expense ratio multiplied by the average account value from May 2, 2013 through June 30, 2013 to reflect the period from commencement of operations.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period .The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT S&P 500 Index Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	99.0%
Repurchase Agreements	2.2%
Mutual Fund	1.0%
Liabilities in excess of other assets	(2.2%)

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	8.5%
Pharmaceuticals	5.8%
Insurance	4.3%
Diversified Financial Services	3.8%
Computers & Peripherals	3.7%
Media	3.6%
Information Technology Services	3.5%
Software	3.4%
Commercial Banks	2.9%
Diversified Telecommunication Services	2.5%
Other Industries*	58.0%

100.0%

Top Holdings ††
Exxon Mobil Corp.	2.7%
Apple, Inc.	2.5%
Microsoft Corp.	1.8%
Johnson & Johnson	1.6%
General Electric Co.	1.6%
Google, Inc., Class A	1.6%
Chevron Corp.	1.6%
Procter & Gamble Co. (The)	1.4%
Berkshire Hathaway, Inc., Class B	1.4%
Wells Fargo & Co.	1.4%
Other Holdings*	82.4%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.0%

	Shares	Market Value

Aerospace & Defense 2.5%
Boeing Co. (The)	126,824	$12,991,851
General Dynamics Corp.	61,755	4,837,269
Honeywell International, Inc.	146,136	11,594,430
L-3 Communications Holdings, Inc.	16,644	1,427,057
Lockheed Martin Corp.	49,393	5,357,165
Northrop Grumman Corp.	43,679	3,616,621
Precision Castparts Corp.	27,206	6,148,828
Raytheon Co.	60,290	3,986,375
Rockwell Collins, Inc.	25,310	1,604,907
Textron, Inc.	51,611	1,344,466
United Technologies Corp.	157,089	14,599,852

		67,508,821

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	29,847	1,680,685
Expeditors International of Washington, Inc.	38,241	1,453,540
FedEx Corp.	54,735	5,395,776
United Parcel Service, Inc., Class B	131,966	11,412,420

		19,942,421

Airlines 0.1%
Southwest Airlines Co.	133,847	1,725,288

Auto Components 0.4%
BorgWarner, Inc.*	21,430	1,846,195
Delphi Automotive PLC	54,003	2,737,412
Goodyear Tire & Rubber Co. (The)*	45,951	702,591
Johnson Controls, Inc.	127,231	4,553,597

		9,839,795

Automobiles 0.7%
Ford Motor Co.	730,175	11,295,807
General Motors Co.*	142,987	4,762,897
Harley-Davidson, Inc.	41,623	2,281,773

		18,340,477

Beverages 2.4%
Beam, Inc.	29,942	1,889,640
Brown-Forman Corp., Class B	28,087	1,897,277
Coca-Cola Co. (The)	711,417	28,534,936
Coca-Cola Enterprises, Inc. (a)	47,844	1,682,195
Constellation Brands, Inc., Class A*	28,625	1,491,935
Dr Pepper Snapple Group, Inc.	38,054	1,747,820
Molson Coors Brewing Co., Class B	29,196	1,397,321
Monster Beverage Corp.*	26,943	1,637,326
PepsiCo, Inc.	287,227	23,492,296

		63,770,746

Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.*	36,174	3,336,690
Amgen, Inc.	139,299	13,743,239

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Biogen Idec, Inc.*	44,090	$9,488,168
Celgene Corp.*	77,467	9,056,667
Gilead Sciences, Inc.*	283,316	14,508,612
Regeneron Pharmaceuticals, Inc.*	14,218	3,197,344

		53,330,720

Building Products 0.0%†
Masco Corp.	65,987	1,286,087

Capital Markets 2.1%
Ameriprise Financial, Inc.	37,430	3,027,338
Bank of New York Mellon Corp. (The)	215,595	6,047,440
BlackRock, Inc.	23,187	5,955,581
Charles Schwab Corp. (The)	204,459	4,340,665
E*TRADE Financial Corp.*	53,282	674,550
Franklin Resources, Inc.	25,699	3,495,578
Goldman Sachs Group, Inc. (The)	80,051	12,107,714
Invesco Ltd.	82,589	2,626,330
Legg Mason, Inc.	20,687	641,504
Morgan Stanley	254,964	6,228,770
Northern Trust Corp.	40,330	2,335,107
State Street Corp.	84,660	5,520,679
T. Rowe Price Group, Inc.	48,196	3,525,537

		56,526,793

Chemicals 2.4%
Air Products & Chemicals, Inc.	38,695	3,543,301
Airgas, Inc.	12,240	1,168,430
CF Industries Holdings, Inc.	10,987	1,884,270
Dow Chemical Co. (The)	224,667	7,227,537
E.I. du Pont de Nemours & Co.	170,963	8,975,558
Eastman Chemical Co.	28,794	2,015,868
Ecolab, Inc.	49,483	4,215,457
FMC Corp.	25,282	1,543,719
International Flavors & Fragrances, Inc.	15,216	1,143,635
LyondellBasell Industries NV, Class A	70,577	4,676,432
Monsanto Co.	99,141	9,795,131
Mosaic Co. (The)	51,530	2,772,829
PPG Industries, Inc.	26,470	3,875,473
Praxair, Inc.	54,884	6,320,441
Sherwin-Williams Co. (The)	15,904	2,808,646
Sigma-Aldrich Corp.	22,321	1,793,716

		63,760,443

Commercial Banks 2.9%
BB&T Corp.	130,332	4,415,648
Comerica, Inc.	34,691	1,381,743
Fifth Third Bancorp	162,198	2,927,674
Huntington Bancshares, Inc.	155,214	1,223,086
KeyCorp (a)	171,210	1,890,158
M&T Bank Corp. (a)	22,807	2,548,682
PNC Financial Services Group, Inc. (The)	97,919	7,140,254
Regions Financial Corp.	261,921	2,496,107

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
SunTrust Banks, Inc.	100,343	$3,167,829
U.S. Bancorp	343,544	12,419,116
Wells Fargo & Co.	914,875	37,756,891
Zions Bancorporation	34,256	989,313

		78,356,501

Commercial Services & Supplies 0.5%
ADT Corp. (The)*	40,494	1,613,686
Avery Dennison Corp.	18,534	792,514
Cintas Corp.	19,489	887,529
Iron Mountain, Inc.	31,117	828,023
Pitney Bowes, Inc. (a)	37,310	547,711
Republic Services, Inc.	55,101	1,870,128
Stericycle, Inc.*	16,090	1,776,819
Tyco International Ltd.	86,358	2,845,496
Waste Management, Inc.	81,541	3,288,548

		14,450,454

Communications Equipment 1.9%
Cisco Systems, Inc.	992,643	24,131,151
F5 Networks, Inc.* (a)	14,665	1,008,952
Harris Corp.	20,352	1,002,336
JDS Uniphase Corp.*	44,092	634,043
Juniper Networks, Inc.*	94,026	1,815,642
Motorola Solutions, Inc.	50,455	2,912,767
QUALCOMM, Inc.	320,924	19,602,038

		51,106,929

Computers & Peripherals 3.8%
Apple, Inc.	174,342	69,053,379
Dell, Inc.	272,605	3,639,277
EMC Corp.	389,945	9,210,501
Hewlett-Packard Co.	358,200	8,883,360
NetApp, Inc.*	66,788	2,523,251
SanDisk Corp.*	45,196	2,761,476
Seagate Technology PLC	59,186	2,653,308
Western Digital Corp.	39,513	2,453,362

		101,177,914

Construction & Engineering 0.2%
Fluor Corp.	30,354	1,800,296
Jacobs Engineering Group, Inc.*	24,319	1,340,707
Quanta Services, Inc.*	39,803	1,053,187

		4,194,190

Construction Materials 0.0%†
Vulcan Materials Co.	24,224	1,172,684

Consumer Finance 1.0%
American Express Co.	177,529	13,272,068
Capital One Financial Corp.	108,502	6,815,011
Discover Financial Services	91,088	4,339,432

Common Stocks (continued)

	Shares	Market Value

Consumer Finance (continued)
SLM Corp.	82,503	$1,886,019

		26,312,530

Containers & Packaging 0.2%
Ball Corp.	27,585	1,145,881
Bemis Co., Inc.	19,100	747,574
MeadWestvaco Corp.	32,869	1,121,162
Owens-Illinois, Inc.*	30,495	847,456
Sealed Air Corp.	36,149	865,768

		4,727,841

Distributors 0.1%
Genuine Parts Co.	28,699	2,240,531

Diversified Consumer Services 0.1%
H&R Block, Inc.	50,745	1,408,174

Diversified Financial Services 3.9%
Bank of America Corp.	2,002,308	25,749,681
Citigroup, Inc.	565,177	27,111,541
CME Group, Inc.	57,064	4,335,723
IntercontinentalExchange, Inc.* (a)	13,545	2,407,759
JPMorgan Chase & Co.	702,024	37,059,847
Leucadia National Corp.	54,882	1,439,006
McGraw Hill Financial, Inc.	50,909	2,707,850
Moody’s Corp.	35,910	2,187,996
NASDAQ OMX Group, Inc. (The)	21,731	712,559
NYSE Euronext	45,033	1,864,366

		105,576,328

Diversified Telecommunication Services 2.5%
AT&T, Inc.	999,262	35,373,875
CenturyLink, Inc.	113,120	3,998,792
Frontier Communications Corp. (a)	184,977	749,157
Verizon Communications, Inc.	531,416	26,751,481
Windstream Corp. (a)	109,385	843,358

		67,716,663

Electric Utilities 1.9%
American Electric Power Co., Inc.	90,323	4,044,664
Duke Energy Corp.	131,083	8,848,102
Edison International	60,376	2,907,708
Entergy Corp.	33,003	2,299,649
Exelon Corp.	158,965	4,908,839
FirstEnergy Corp.	77,499	2,893,813
NextEra Energy, Inc.	78,872	6,426,491
Northeast Utilities	58,604	2,462,540
Pepco Holdings, Inc.	46,174	930,868
Pinnacle West Capital Corp.	20,490	1,136,580
PPL Corp.	110,022	3,329,266
Southern Co. (The)	161,665	7,134,276
Xcel Energy, Inc. (a)	92,358	2,617,426

		49,940,222

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.6%
Eaton Corp. PLC	87,873	$5,782,922
Emerson Electric Co. (a)	133,518	7,282,072
Rockwell Automation, Inc.	25,908	2,153,991
Roper Industries, Inc.	18,447	2,291,486

		17,510,471

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	29,594	2,306,557
Corning, Inc.	273,983	3,898,778
FLIR Systems, Inc.	26,103	703,998
Jabil Circuit, Inc.	34,026	693,450
Molex, Inc.	25,995	762,693
TE Connectivity Ltd.	77,158	3,513,775

		11,879,251

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	82,190	3,791,425
Cameron International Corp.*	46,165	2,823,451
Diamond Offshore Drilling, Inc.	12,862	884,777
Ensco PLC, Class A	43,329	2,518,281
FMC Technologies, Inc.*	44,054	2,452,927
Halliburton Co.	173,116	7,222,400
Helmerich & Payne, Inc.	19,846	1,239,383
Nabors Industries Ltd.	54,890	840,366
National Oilwell Varco, Inc.	79,363	5,468,111
Noble Corp.	47,224	1,774,678
Rowan Cos. PLC, Class A*	23,006	783,814
Schlumberger Ltd.	246,929	17,694,932

		47,494,545

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	81,109	8,968,222
CVS Caremark Corp.	227,414	13,003,533
Kroger Co. (The)	96,597	3,336,460
Safeway, Inc. (a)	44,685	1,057,247
Sysco Corp. (a)	110,234	3,765,593
Walgreen Co.	160,146	7,078,453
Wal-Mart Stores, Inc.	304,299	22,667,233
Whole Foods Market, Inc.	64,164	3,303,163

		63,179,904

Food Products 1.7%
Archer-Daniels-Midland Co.	122,484	4,153,432
Campbell Soup Co. (a)	33,193	1,486,714
ConAgra Foods, Inc.	77,418	2,704,211
General Mills, Inc.	119,814	5,814,573
Hershey Co. (The)	27,823	2,484,037
Hormel Foods Corp.	25,281	975,341
J.M. Smucker Co. (The)	19,877	2,050,313
Kellogg Co.	47,134	3,027,417
Kraft Foods Group, Inc.	110,416	6,168,942
McCormick & Co., Inc., Non-Voting Shares	24,589	1,730,082

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Mead Johnson Nutrition Co.	37,529	$2,973,423
Mondelez International, Inc., Class A	331,441	9,456,012
Tyson Foods, Inc., Class A	53,013	1,361,374

		44,385,871

Gas Utilities 0.1%
AGL Resources, Inc.	21,832	935,719
ONEOK, Inc. (a)	38,316	1,582,834

		2,518,553

Health Care Equipment & Supplies 2.1%
Abbott Laboratories (b)	289,537	10,099,051
Baxter International, Inc.	100,659	6,972,649
Becton, Dickinson and Co.	36,092	3,566,972
Boston Scientific Corp.*	249,976	2,317,277
C.R. Bard, Inc.	13,901	1,510,761
CareFusion Corp.*	40,824	1,504,364
Covidien PLC	87,470	5,496,615
DENTSPLY International, Inc.	26,575	1,088,512
Edwards Lifesciences Corp.*	20,913	1,405,354
Intuitive Surgical, Inc.*	7,466	3,782,126
Medtronic, Inc.	187,848	9,668,537
St. Jude Medical, Inc.	52,748	2,406,891
Stryker Corp.	53,365	3,451,648
Varian Medical Systems, Inc.*	20,189	1,361,748
Zimmer Holdings, Inc.	31,195	2,337,753

		56,970,258

Health Care Providers & Services 2.0%
Aetna, Inc.	70,230	4,462,414
AmerisourceBergen Corp.	42,923	2,396,391
Cardinal Health, Inc.	63,491	2,996,775
Cigna Corp.	52,989	3,841,173
DaVita HealthCare Partners, Inc.*	15,757	1,903,446
Express Scripts Holding Co.*	151,666	9,356,276
Humana, Inc.	29,166	2,461,027
Laboratory Corp of America Holdings* (a)	17,253	1,727,025
McKesson Corp.	42,089	4,819,190
Patterson Cos., Inc.	15,594	586,334
Quest Diagnostics, Inc. (a)	29,321	1,777,732
Tenet Healthcare Corp.*	19,075	879,358
UnitedHealth Group, Inc.	189,452	12,405,317
WellPoint, Inc.	55,787	4,565,608

		54,178,066

Health Care Technology 0.1%
Cerner Corp.*	27,125	2,606,441

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	82,321	2,822,787
Chipotle Mexican Grill, Inc.*	5,751	2,095,377
Darden Restaurants, Inc.	24,161	1,219,647
International Game Technology	48,769	814,930

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	44,493	$1,796,183
McDonald’s Corp.	186,211	18,434,889
Starbucks Corp.	139,067	9,107,498
Starwood Hotels & Resorts Worldwide, Inc.	36,139	2,283,623
Wyndham Worldwide Corp.	25,306	1,448,262
Wynn Resorts Ltd.	14,784	1,892,352
Yum! Brands, Inc.	83,520	5,791,277

		47,706,825

Household Durables 0.3%
D.R. Horton, Inc.	52,151	1,109,773
Garmin Ltd. (a)	20,387	737,194
Harman International Industries, Inc.	12,718	689,315
Leggett & Platt, Inc.	26,545	825,284
Lennar Corp., Class A	30,866	1,112,411
Newell Rubbermaid, Inc.	53,588	1,406,685
PulteGroup, Inc.*	63,625	1,206,966
Whirlpool Corp.	14,705	1,681,664

		8,769,292

Household Products 2.1%
Clorox Co. (The)	24,456	2,033,272
Colgate-Palmolive Co.	162,926	9,334,030
Kimberly-Clark Corp.	71,434	6,939,099
Procter & Gamble Co. (The)	509,064	39,192,837

		57,499,238

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)	114,586	1,373,886
NRG Energy, Inc.	59,890	1,599,063

		2,972,949

Industrial Conglomerates 2.4%
3M Co.	117,940	12,896,739
Danaher Corp.	108,077	6,841,274
General Electric Co.	1,920,538	44,537,276

		64,275,289

Information Technology Services 3.6%
Accenture PLC, Class A	120,744	8,688,738
Automatic Data Processing, Inc.	90,125	6,206,007
Cognizant Technology Solutions Corp., Class A*	55,922	3,501,276
Computer Sciences Corp.	27,901	1,221,227
Fidelity National Information Services, Inc.	54,333	2,327,626
Fiserv, Inc.*	24,740	2,162,523
International Business Machines Corp.	193,587	36,996,412
MasterCard, Inc., Class A	19,419	11,156,216
Paychex, Inc. (a)	59,988	2,190,762
SAIC, Inc. (a)	52,950	737,594

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Teradata Corp.* (a)	30,348	$1,524,380
Total System Services, Inc.	29,682	726,615
Visa, Inc., Class A	94,132	17,202,623
Western Union Co. (The)	103,471	1,770,389

		96,412,388

Insurance 4.3%
ACE Ltd.	63,183	5,653,615
Aflac, Inc.	86,673	5,037,435
Allstate Corp. (The)	87,043	4,188,509
American International Group, Inc.*	274,213	12,257,321
Aon PLC	57,415	3,694,655
Assurant, Inc.	14,298	727,911
Berkshire Hathaway, Inc., Class B*	338,834	37,922,301
Chubb Corp. (The)	48,137	4,074,797
Cincinnati Financial Corp.	27,155	1,246,414
Genworth Financial, Inc., Class A*	91,633	1,045,533
Hartford Financial Services Group, Inc.	84,678	2,618,244
Lincoln National Corp.	49,861	1,818,431
Loews Corp.	57,038	2,532,487
Marsh & McLennan Cos., Inc.	102,240	4,081,421
MetLife, Inc.	203,386	9,306,943
Principal Financial Group, Inc.	51,110	1,914,070
Progressive Corp. (The)	102,960	2,617,243
Prudential Financial, Inc.	86,554	6,321,039
Torchmark Corp.	17,244	1,123,274
Travelers Cos., Inc. (The)	69,856	5,582,892
Unum Group	49,412	1,451,230
XL Group PLC	53,806	1,631,398

		116,847,163

Internet & Catalog Retail 1.2%
Amazon.com, Inc.*	67,645	18,784,340
Expedia, Inc.	17,411	1,047,272
Netflix, Inc.*	10,442	2,204,202
priceline.com, Inc.*	9,580	7,923,905
TripAdvisor, Inc.*	20,393	1,241,322

		31,201,041

Internet Software & Services 2.3%
Akamai Technologies, Inc.*	32,926	1,401,001
eBay, Inc.*	216,944	11,220,344
Google, Inc., Class A*	49,914	43,942,788
VeriSign, Inc.*	27,869	1,244,629
Yahoo!, Inc.*	176,952	4,443,265

		62,252,027

Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	21,354	957,300
Mattel, Inc.	64,174	2,907,724

		3,865,024

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	63,962	$2,735,015
Life Technologies Corp.*	32,086	2,374,685
PerkinElmer, Inc.	20,858	677,885
Thermo Fisher Scientific, Inc.	66,667	5,642,028
Waters Corp.*	15,915	1,592,296

		13,021,909

Machinery 1.7%
Caterpillar, Inc.	122,120	10,073,679
Cummins, Inc.	32,717	3,548,486
Deere & Co.	72,008	5,850,650
Dover Corp.	31,779	2,467,957
Flowserve Corp. (a)	26,463	1,429,267
Illinois Tool Works, Inc. (a)	76,959	5,323,254
Ingersoll-Rand PLC	51,630	2,866,498
Joy Global, Inc. (a)	19,830	962,350
PACCAR, Inc.	65,776	3,529,540
Pall Corp. (a)	20,780	1,380,415
Parker Hannifin Corp.	27,793	2,651,452
Pentair Ltd.	37,945	2,189,047
Snap-on, Inc.	10,789	964,321
Stanley Black & Decker, Inc.	30,075	2,324,797
Xylem, Inc.	34,664	933,848

		46,495,561

Media 3.6%
Cablevision Systems Corp., Class A (a)	39,929	671,606
CBS Corp. Non-Voting Shares, Class B	105,987	5,179,585
Comcast Corp., Class A	489,083	20,482,796
DIRECTV*	103,742	6,392,582
Discovery Communications, Inc., Class A*	45,447	3,508,963
Gannett Co., Inc.	42,589	1,041,727
Interpublic Group of Cos., Inc. (The)	79,574	1,157,802
News Corp., Class A	369,708	12,052,481
Omnicom Group, Inc.	48,027	3,019,457
Scripps Networks Interactive, Inc., Class A	15,791	1,054,207
Time Warner Cable, Inc.	54,042	6,078,644
Time Warner, Inc.	173,214	10,015,233
Viacom, Inc., Class B	82,860	5,638,623
Walt Disney Co. (The)	334,537	21,126,012
Washington Post Co. (The), Class B (a)	833	402,980

		97,822,698

Metals & Mining 0.5%
Alcoa, Inc.	198,171	1,549,697
Allegheny Technologies, Inc.	19,986	525,832
Cliffs Natural Resources, Inc. (a)	28,271	459,404
Freeport-McMoRan Copper & Gold, Inc.	192,851	5,324,616
Newmont Mining Corp.	92,510	2,770,674
Nucor Corp. (a)	58,869	2,550,205
United States Steel Corp. (a)	26,989	473,117

		13,653,545

Common Stocks (continued)

	Shares	Market Value

Multiline Retail 0.8%
Dollar General Corp.*	56,041	$2,826,148
Dollar Tree, Inc.*	41,573	2,113,571
Family Dollar Stores, Inc.	17,701	1,102,949
J.C. Penney Co., Inc.* (a)	26,545	453,389
Kohl’s Corp.	37,843	1,911,450
Macy’s, Inc.	71,257	3,420,336
Nordstrom, Inc. (a)	27,495	1,648,050
Target Corp.	119,187	8,207,217

		21,683,110

Multi-Utilities 1.2%
Ameren Corp.	44,952	1,548,147
CenterPoint Energy, Inc.	79,890	1,876,616
CMS Energy Corp.	49,546	1,346,165
Consolidated Edison, Inc.	54,527	3,179,469
Dominion Resources, Inc. (a)	107,297	6,096,616
DTE Energy Co.	32,310	2,165,093
Integrys Energy Group, Inc.	14,698	860,274
NiSource, Inc.	58,181	1,666,304
PG&E Corp.	82,129	3,755,759
Public Service Enterprise Group, Inc.	93,758	3,062,136
SCANA Corp.	25,911	1,272,230
Sempra Energy	41,928	3,428,033
TECO Energy, Inc.	38,077	654,544
Wisconsin Energy Corp.	42,439	1,739,575

		32,650,961

Office Electronics 0.1%
Xerox Corp.	228,378	2,071,388

Oil, Gas & Consumable Fuels 8.7%
Anadarko Petroleum Corp.	93,143	8,003,778
Apache Corp.	72,783	6,101,399
Cabot Oil & Gas Corp.	39,203	2,784,197
Chesapeake Energy Corp.	96,495	1,966,568
Chevron Corp.	360,140	42,618,968
ConocoPhillips	227,094	13,739,187
CONSOL Energy, Inc.	42,680	1,156,628
Denbury Resources, Inc.*	68,954	1,194,283
Devon Energy Corp.	70,240	3,644,051
EOG Resources, Inc.	50,536	6,654,581
EQT Corp.	27,899	2,214,344
Exxon Mobil Corp.	825,855	74,616,000
Hess Corp.	55,475	3,688,533
Kinder Morgan, Inc.	117,456	4,480,946
Marathon Oil Corp.	131,655	4,552,630
Marathon Petroleum Corp.	60,324	4,286,623
Murphy Oil Corp.(a)	33,803	2,058,265
Newfield Exploration Co.*	25,010	597,489
Noble Energy, Inc.	66,800	4,010,672
Occidental Petroleum Corp.	149,639	13,352,288
Peabody Energy Corp.	50,278	736,070
Phillips 66	114,932	6,770,644

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	25,368	$3,672,018
QEP Resources, Inc.	33,231	923,157
Range Resources Corp.	30,366	2,347,899
Southwestern Energy Co.*	65,447	2,390,779
Spectra Energy Corp.	124,297	4,283,275
Tesoro Corp.	25,184	1,317,627
Valero Energy Corp.	101,292	3,521,923
Williams Cos., Inc. (The)	126,803	4,117,293
WPX Energy, Inc.*	37,164	703,886

		232,506,001

Paper & Forest Products 0.1%
International Paper Co.	82,626	3,661,158

Personal Products 0.2%
Avon Products, Inc.	80,750	1,698,172
Estee Lauder Cos., Inc. (The), Class A	44,666	2,937,683

		4,635,855

Pharmaceuticals 5.9%
AbbVie, Inc.	294,159	12,160,533
Actavis, Inc.*	23,688	2,989,899
Allergan, Inc.	55,052	4,637,581
Bristol-Myers Squibb Co.	305,084	13,634,204
Eli Lilly & Co.	184,133	9,044,613
Forest Laboratories, Inc.*	43,426	1,780,466
Hospira, Inc.*	30,656	1,174,431
Johnson & Johnson	521,715	44,794,450
Merck & Co., Inc.	560,855	26,051,715
Mylan, Inc.*	70,780	2,196,303
Perrigo Co.	16,372	1,981,012
Pfizer, Inc.	1,239,952	34,731,056
Zoetis, Inc.	92,047	2,843,325

		158,019,588

Professional Services 0.1%
Dun & Bradstreet Corp. (The)	7,374	718,596
Equifax, Inc.	22,288	1,313,432
Robert Half International, Inc.	25,763	856,105

		2,888,133

Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	73,457	5,374,849
Apartment Investment & Management Co., Class A	27,288	819,731
AvalonBay Communities, Inc.	22,589	3,047,482
Boston Properties, Inc.	28,235	2,977,945
Equity Residential	59,626	3,461,886
HCP, Inc.	84,416	3,835,863
Health Care REIT, Inc.	52,831	3,541,262
Host Hotels & Resorts, Inc.	138,327	2,333,576
Kimco Realty Corp.	75,590	1,619,894
Macerich Co. (The)	25,456	1,552,052

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Plum Creek Timber Co., Inc.	30,368	$1,417,275
Prologis, Inc.	92,540	3,490,609
Public Storage	26,829	4,113,691
Simon Property Group, Inc.	57,734	9,117,353
Ventas, Inc.	54,452	3,782,236
Vornado Realty Trust	31,597	2,617,811
Weyerhaeuser Co.	107,136	3,052,305

		56,155,820

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	56,250	1,314,000

Road & Rail 0.9%
CSX Corp.	189,819	4,401,903
Kansas City Southern	20,413	2,162,961
Norfolk Southern Corp.	58,524	4,251,769
Ryder System, Inc.	9,526	579,086
Union Pacific Corp.	86,698	13,375,767

		24,771,486

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc.* (a)	112,583	459,339
Altera Corp.	59,256	1,954,855
Analog Devices, Inc.	57,239	2,579,189
Applied Materials, Inc.	223,316	3,329,642
Broadcom Corp., Class A	97,573	3,294,064
First Solar, Inc.* (a)	12,342	552,058
Intel Corp.	923,301	22,362,350
KLA-Tencor Corp. (a)	30,790	1,715,927
Lam Research Corp.*	30,369	1,346,561
Linear Technology Corp.	43,498	1,602,466
LSI Corp.*	101,226	722,754
Microchip Technology, Inc. (a)	36,618	1,364,021
Micron Technology, Inc.*	191,334	2,741,816
NVIDIA Corp. (a)	107,059	1,502,038
Teradyne, Inc.*	35,703	627,302
Texas Instruments, Inc.	206,013	7,183,673
Xilinx, Inc.	49,011	1,941,326

		55,279,381

Software 3.5%
Adobe Systems, Inc.*	93,230	4,247,559
Autodesk, Inc.*	41,608	1,412,176
BMC Software, Inc.*	24,603	1,110,579
CA, Inc.	61,679	1,765,870
Citrix Systems, Inc.*	34,786	2,098,639
Electronic Arts, Inc.*	56,266	1,292,430
Intuit, Inc.	51,884	3,166,481
Microsoft Corp.	1,395,996	48,203,742
Oracle Corp.	682,453	20,964,956
Red Hat, Inc.*	35,214	1,683,933
Salesforce.com, Inc.*	100,809	3,848,888

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Symantec Corp.	129,394	$2,907,483

		92,702,736

Specialty Retail 2.3%
Abercrombie & Fitch Co., Class A	14,437	653,274
AutoNation, Inc.* (a)	7,166	310,933
AutoZone, Inc.*	6,732	2,852,281
Bed Bath & Beyond, Inc.*	40,598	2,878,398
Best Buy Co., Inc.	49,869	1,362,920
CarMax, Inc.*	41,708	1,925,241
GameStop Corp., Class A (a)	22,101	928,905
Gap, Inc. (The)	53,853	2,247,286
Home Depot, Inc. (The)	271,323	21,019,393
L Brands, Inc.	44,642	2,198,618
Lowe’s Cos., Inc.	199,185	8,146,667
O’Reilly Automotive, Inc.*	20,493	2,307,922
PetSmart, Inc.	19,188	1,285,404
Ross Stores, Inc.	40,825	2,645,868
Staples, Inc.	123,309	1,955,681
Tiffany & Co.	22,280	1,622,875
TJX Cos., Inc.	133,687	6,692,371
Urban Outfitters, Inc.*	20,481	823,746

		61,857,783

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	52,289	2,985,179
Fossil Group, Inc.*	9,807	1,013,161
NIKE, Inc., Class B	134,439	8,561,075
PVH Corp.	15,054	1,882,503
Ralph Lauren Corp.	11,348	1,971,602
VF Corp.	16,263	3,139,735

		19,553,255

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	89,174	816,834
People’s United Financial, Inc. (a)	62,713	934,423

		1,751,257

Tobacco 1.7%
Altria Group, Inc.	373,085	13,054,244
Lorillard, Inc.	70,299	3,070,661
Philip Morris International, Inc.	303,773	26,312,817
Reynolds American, Inc. (a)	59,130	2,860,118

		45,297,840

Trading Companies & Distributors 0.2%
Fastenal Co.	50,023	2,293,555
W.W. Grainger, Inc.	11,080	2,794,154

		5,087,709

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 0.3%
Crown Castle International Corp.*	54,536	$3,947,861
Sprint Nextel Corp.*	560,563	3,935,152

		7,883,013

Total Common Stocks (cost $2,095,260,900)		2,657,701,335

Mutual Fund 1.0%
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (c)	26,235,240	26,235,240

Total Mutual Fund (cost $26,235,240)		26,235,240

Repurchase Agreements 2.2%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $5,000,050, collateralized by U.S. Government Agency Securities, ranging from 0.00% — 7.25%, maturing 07/01/13 — 07/17/37; total market value $5,100,008. (d)	$5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $9,545,670, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $9,736,578. (d)	9,545,583	9,545,583
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $45,000,413, collateralized by U.S. Government Agency Securities, ranging from 1.13% — 5.50%, maturing 04/20/24 — 05/20/43; total market value $45,900,268. (d)	$45,000,000	45,000,000

Total Repurchase Agreements (cost $59,545,583)		59,545,583

Total Investments (cost $2,181,041,723) (e) — 102.2%		2,743,482,158

Liabilities in excess of other assets — (2.2%)		(58,530,570)

NET ASSETS — 100.0%		$2,684,951,588

13

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $55,462,380.

(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of June 30, 2013.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $59,545,583.
(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
339	E-Mini S&P 500	09/20/13	$27,108,135	$(506,805)

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund
Assets:
Investments, at value *(cost $2,121,496,140)	$2,683,936,575
Repurchase agreements, at value and cost	59,545,583

Total Investments	2,743,482,158

Cash	1,288
Dividends receivable	3,304,282
Security lending income receivable	6,805
Receivable for investments sold	324,154
Receivable for capital shares issued	2,422,883
Prepaid expenses	21,376

Total Assets	2,749,562,946

Liabilities:
Payable for investments purchased	1,783,514
Payable for capital shares redeemed	2,720,269
Payable for variation margin on futures contracts	121,188
Payable upon return of securities loaned (Note 2)	59,545,583
Accrued expenses and other payables:
Investment advisory fees	259,166
Fund administration fees	61,364
Distribution fees	703
Administrative servicing fees	23,597
Accounting and transfer agent fees	3,516
Trustee fees	767
Custodian fees	15,806
Compliance program costs (Note 3)	2,307
Professional fees	18,057
Printing fees	14,838
Other	40,683

Total Liabilities	64,611,358

Net Assets	$2,684,951,588

Represented by:
Capital	$2,280,134,740
Accumulated undistributed net investment income	31,250,113
Accumulated net realized losses from investment and futures transactions	(188,366,895)
Net unrealized appreciation/(depreciation) from investments	562,440,435
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(506,805)

Net Assets	$2,684,951,588

Net Assets:
Class I Shares	$207,116
Class II Shares	5,360,169
Class IV Shares	153,769,078
Class Y Shares	2,525,615,225

Total	$2,684,951,588

*	Includes value of securities on loan of $55,462,380 (Note 2).

15

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	18,365
Class II Shares	475,931
Class IV Shares	13,636,601
Class Y Shares	224,009,402

Total	238,140,299

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.28
Class II Shares	$11.26
Class IV Shares	$11.28
Class Y Shares	$11.27

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$28,508,776
Income from securities lending (Note 2)	122,188
Foreign tax withholding	(6,359)

Total Income	28,624,605

EXPENSES:
Investment advisory fees	1,553,166
Fund administration fees	380,144
Distribution fees Class II Shares(a)	842
Administrative servicing fees Class I Shares(a)	15
Administrative servicing fees Class II Shares(a)	506
Administrative servicing fees Class IV Shares	75,946
Professional fees	52,608
Printing fees	12,700
Trustee fees	52,733
Custodian fees	48,127
Accounting and transfer agent fees	3,794
Compliance program costs (Note 3)	4,722
Miscellaneous fee	141,273
Other	14,390

Total expenses before earnings credit and fees waived	2,340,966

Earnings credit (Note 4)	(85)
Administrative servicing fees voluntarily waived—Class I(a) (Note 3)	(7)
Administrative servicing fees voluntarily waived—Class II(a) (Note 3)	(236)

Net Expenses	2,340,638

NET INVESTMENT INCOME	26,283,967

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	13,812,923
Net realized gains from futures transactions (Note 2)	3,729,236

Net realized gains from investment and futures transactions	17,542,159

Net change in unrealized appreciation/(depreciation) from investments	298,626,548
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(426,566)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	298,199,982

Net realized/unrealized gains from investments and futures transactions	315,742,141

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$342,026,108

(a)	For the period from May 2, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
Operations:
Net investment income	$26,283,967		$53,602,261
Net realized gains/(losses) from investment and futures transactions	17,542,159		(14,566,223)
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	298,199,982		330,980,066

Change in net assets resulting from operations	342,026,108		370,016,104

Distributions to Shareholders From:
Net investment income:
Class I	–	(a)	–
Class II	–	(a)	–
Class IV	–		(2,774,632)
Class Y	–		(48,172,998)

Change in net assets from shareholder distributions	–		(50,947,630)

Change in net assets from capital transactions	(181,262,063)		(172,993,453)

Change in net assets	160,764,045		146,075,021

Net Assets:
Beginning of period	2,524,187,543		2,378,112,522

End of period	$2,684,951,588		$2,524,187,543

Accumulated undistributed net investment income at end of period	$31,250,113		$4,966,146

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$209,833	(a)	$–
Dividends reinvested	–	(a)	–
Cost of shares redeemed	(208	)(a)	–

Total Class I Shares	209,625	(a)	–

Class II Shares
Proceeds from shares issued	5,529,306	(a)	–
Dividends reinvested	–	(a)	–
Cost of shares redeemed	(91,841	)(a)	–

Total Class II Shares	5,437,465	(a)	–

Class IV Shares
Proceeds from shares issued	2,413,270		3,220,683
Dividends reinvested	–		2,774,632
Cost of shares redeemed	(11,436,226)		(24,527,618)

Total Class IV Shares	(9,022,956)		(18,532,303)

Class Y Shares
Proceeds from shares issued	33,948,669		158,720,497
Dividends reinvested	–		48,172,998
Cost of shares redeemed	(211,834,866)		(361,354,645)

Total Class Y Shares	(177,886,197)		(154,461,150)

Change in net assets from capital transactions	$(181,262,063)		$(172,993,453)

18

Statements of Changes in Net Assets (Continued)

	NVIT S&P 500 Index Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012

SHARE TRANSACTIONS:
Class I Shares
Issued	18,383	(a)	–
Reinvested	–	(a)	–
Redeemed	(18	)(a)	–

Total Class I Shares	18,365	(a)	–

Class II Shares
Issued	483,991	(a)	–
Reinvested	–	(a)	–
Redeemed	(8,060	)(a)	–

Total Class II Shares	475,931	(a)	–

Class IV Shares
Issued	218,937		332,190
Reinvested	–		281,940
Redeemed	(1,047,912)		(2,535,643)

Total Class IV Shares	(828,975)		(1,921,513)

Class Y Shares
Issued	3,138,696		16,544,535
Reinvested	–		4,900,296
Redeemed	(19,265,766)		(37,128,036)

Total Class Y Shares	(16,127,070)		(15,683,205)

Total change in shares	(16,461,749)		(17,604,718)

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from May 2, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT S&P 500 Index Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Period Ended June 30, 2013(e)(f) (Unaudited)	$11.07	0.03	0.18	0.21	–	–	$11.28	2.53%	$207,116	0.25%	1.75%	0.32%	1.39%

Class II Shares
Period Ended June 30, 2013(e)(f) (Unaudited)	$11.07	0.03	0.16	0.19	–	–	$11.26	2.52%	$5,360,169	0.49%	1.54%	0.56%	1.39%

Class IV Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.92	0.10	1.26	1.36	–	–	$11.28	13.71%	$153,769,078	0.27%	1.87%	0.27%	1.39%
Year Ended December 31, 2012(e)	$8.74	0.20	1.17	1.37	(0.19)	(0.19)	$9.92	15.73%	$143,501,136	0.28%	2.02%	0.28%	3.69%
Year Ended December 31, 2011(e)	$8.74	0.16	(0.01)	0.15	(0.15)	(0.15)	$8.74	1.75%	$143,233,498	0.28%	1.78%	0.28%	6.23%
Year Ended December 31, 2010(e)	$7.75	0.14	0.99	1.13	(0.14)	(0.14)	$8.74	14.73%	$158,693,476	0.29%	1.78%	0.29%	4.46%
Year Ended December 31, 2009(e)	$6.28	0.15	1.47	1.62	(0.15)	(0.15)	$7.75	26.22%	$159,219,298	0.33%	2.30%	0.33%	11.47%
Year Ended December 31, 2008	$10.22	0.17	(3.95)	(3.78)	(0.16)	(0.16)	$6.28	(37.29)%	$144,568,725	0.34%	1.99%	0.34%	5.47%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$9.91	0.11	1.25	1.36	–	–	$11.27	13.72%	$2,525,615,225	0.17%	1.97%	0.17%	1.39%
Year Ended December 31, 2012(e)	$8.74	0.21	1.16	1.37	(0.20)	(0.20)	$9.91	15.74%	$2,380,686,407	0.18%	2.13%	0.18%	3.69%
Year Ended December 31, 2011(e)	$8.74	0.17	(0.01)	0.16	(0.16)	(0.16)	$8.74	1.86%	$2,234,879,024	0.18%	1.88%	0.18%	6.23%
Year Ended December 31, 2010(e)	$7.74	0.15	1.00	1.15	(0.15)	(0.15)	$8.74	14.99%	$2,273,476,988	0.19%	1.88%	0.19%	4.46%
Year Ended December 31, 2009(e)	$6.28	0.16	1.46	1.62	(0.16)	(0.16)	$7.74	26.19%	$1,922,248,342	0.22%	2.40%	0.22%	11.47%
Year Ended December 31, 2008	$10.21	0.18	(3.94)	(3.76)	(0.17)	(0.17)	$6.28	(37.15)%	$1,477,720,654	0.22%	2.12%	0.22%	5.47%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 2, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT S&P 500 Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. . The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,657,701,335	$—	$—	$2,657,701,335
Mutual Fund	26,235,240	—	—	26,235,240
Repurchase Agreements	—	59,545,583	—	59,545,583
Total Assets	$2,683,936,575	$59,545,583	$—	$2,743,482,158
Liabilities:
Futures Contracts	(506,805)	—	—	(506,805)
Total Liabilities	$(506,805)	$—	$—	$(506,805)
Total	$2,683,429,770	$59,545,583	$—	$2,742,975,353

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended April 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized depreciation from futures contracts	$(506,805)
Total		$(506,805)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$3,729,236
Total	$3,729,236

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(426,566)
Total	$(426,566)

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2013.

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(506,805)	$—	$(506,805)
Total	$(506,805)	$—	$(506,805)

Amounts designated as “—” are zero or have been rounded to zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount
Goldman Sachs	$(506,805)	$—	$506,805	$—
Total	$(506,805)	$—	$506,805	$—

(1)	The collateral pledged is a portion of the security held with the broker as shown on the Statement of Investments as of June 30, 2013.

Amounts designated as “—” are zero or have been rounded to zero.

(d)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Funds’ loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$55,462,380
Collateral offsetting	59,545,583
Net Amount(1)	$4,083,203

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(e)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$59,545,583
Collateral offsetting	60,736,854
Net Amount(1)	$1,191,271

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

26

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

27

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.125%
$1.5 billion up to $3 billion	0.105%
$3 billion and more	0.095%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.21% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFA has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

28

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $380,144 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $4,722.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of 0.15% of the average daily net assets of Class I and Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class I and Class II shares of the Fund until April 30, 2014. During the six months ended June 30, 2013, the waiver of such administrative services fees by NFS amounted to $243.

For the six months ended June 30, 2013, NFS received $76,224 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

29

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $36,838,815 and sales of $190,406,596 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $0 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of excluding derivative contracts and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,250,137,603	$645,402,047	$(152,057,492)	$493,344,555

30

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

32

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each NVIT Index Fund (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that all of the NVIT Index Funds had achieved gross performance of their Class Y shares either above that of the Funds’ respective benchmark indexes for the three-year period ended September 30, 2012 or below the benchmark index performance by a small margin.

33

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

34

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from
				2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

35

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

36

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

37

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

38

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

39

NVIT Short Term Bond Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

29	Supplemental Information

32	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-STB (8/13)

This page intentionally left blank

Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers' assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund's investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund's summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund's portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor's sub-account may experience under that investor's variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies' stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year's Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee's (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed's quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets' sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe's economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors' concerns about the Fed's possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013, through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Short Term Bond Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class I Shares	Actual		1,000.00	993.40	2.67	0.54
	Hypothetical	[b]	1,000.00	1,022.12	2.71	0.54
Class II Shares	Actual		1,000.00	992.40	3.90	0.79
	Hypothetical	[b]	1,000.00	1,020.88	3.96	0.79
Class Y Shares	Actual		1,000.00	994.30	1.93	0.39
	Hypothetical	[b]	1,000.00	1,022.86	1.96	0.39

[a]

Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Short Term Bond Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Corporate Bonds	61.6%
U.S. Government Sponsored & Agency Obligations	8.8%
U.S. Government Mortgage Backed Agencies	7.7%
Commercial Mortgage Backed Securities	6.5%
U.S. Treasury Notes	4.2%
Asset-Backed Securities	4.2%
Collateralized Mortgage Obligations	2.7%
Yankee Dollars	2.3%
Repurchase Agreements	1.1%
Municipal Bonds	0.8%
Mutual Fund	0.6%
Liabilities in excess of other assets	(0.5%)

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	8.2%
Commercial Banks	6.4%
Metals & Mining	6.0%
Diversified Financial Services	5.8%
Automobiles	3.8%
Health Care Providers & Services	3.1%
Media	2.9%
Road & Rail	2.9%
Gas Utilities	2.6%
Pharmaceuticals	2.5%
Other Industries*	55.8%

100.0%

Top Holdings ††
Federal National Mortgage Association Pool, 2.00%, 05/01/28	7.3%
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	2.6%
Federal Home Loan Mortgage Corp., 1.25%, 05/12/17	2.4%
U.S. Treasury Notes, 0.13%, 04/30/15	2.2%
Anadarko Petroleum Corp., 5.95%, 09/15/16	1.3%
Park Place Securities, Inc., 0.46%, 05/25/35	1.2%
Mondelez International, Inc., 4.13%, 02/09/16	1.1%
Murphy Oil Corp., 2.50%, 12/01/17	1.1%
AbbVie, Inc., 1.20%, 11/06/15	1.0%
U.S. Treasury Notes, 0.25%, 06/30/14	1.0%
Other Holdings*	78.8%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 4.2%

	Principal Amount	Market Value

Automobiles 1.1%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19 (a)	$3,000,000	$3,038,142
First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.47%, 05/15/18 (a)	7,885,432	7,923,998
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 02/15/18 (a)	11,214,000	11,202,523

		22,164,663

Other 3.1%
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T1, Class A2, 1.50%, 01/16/46 (a)	3,900,000	3,924,657
Series 2013-T3, Class A3, 1.79%, 05/15/46 (a)	10,276,000	10,265,003
Series 2013-T3, Class B3, 2.14%, 05/15/46 (a)	4,000,000	3,995,728
Nationstar Mortgage Advance Receivable Trust
Series 2013-T2A, Class A2, 1.68%, 06/20/46 (a)	10,000,000	9,989,290
Series 2013-T2A, Class B2, 1.99%, 06/20/46 (a)	9,500,000	9,489,655
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B, 0.46%, 05/25/35 (b)	24,993,812	24,216,037

		61,880,370

Total Asset-Backed Securities (cost $84,384,962)		84,045,033

Collateralized Mortgage Obligations 2.7%
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	11,489,722	11,555,265
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42 (a)(b)	7,406,789	7,439,139
Federal Home Loan Mortgage Corp. REMICS
Series 3640, Class EL, 4.00%, 03/15/20	1,695,089	1,777,416
Series 3728, Class EA, 3.50%, 09/15/20	1,312,841	1,333,171
Series 3609, Class JA, 4.00%, 06/15/23	2,698,108	2,741,917
Series 3614, Class QA, 4.00%, 05/15/24	6,964,580	7,354,052

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3827, Class UA, 3.50%, 03/15/26	$2,049,163	$2,069,436
Series 3616, Class PA, 4.50%, 11/15/39	1,726,263	1,821,948
Federal National Mortgage Association REMICS, Series 2010-135, Class FP, 0.59%, 12/25/40 (b)	8,914,426	8,907,555
Government National Mortgage Association
Series 2009-22, Class AG, 4.00%, 10/16/32	244,064	244,397
Series 2010-29, Class BA, 4.50%, 04/20/36	733,909	744,676
GSAA Trust, Series 2004-NC1, Class AF6, 4.76%, 11/25/33 (c)	304,109	306,676
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	2,875,416	2,877,665
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 1.57%, 12/25/59 (a)(b)	4,219,120	4,152,008

Total Collateralized Mortgage Obligations (cost $53,857,833)		53,325,321

Commercial Mortgage Backed Securities 6.5%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class A4, 5.36%, 09/10/47 (b)	10,015,000	10,786,596
Series 2007-3, Class A4, 5.86%, 06/10/49 (b)	10,000,000	11,143,035
Bear Stearns Commercial Mortgage Securities
Series 2003-PWR2, Class A4, 5.19%, 05/11/39 (b)	1,311,111	1,315,123
Series 2004-T16, Class A6, 4.75%, 02/13/46 (b)	9,718,867	10,085,993
Series 2005-T18, Class A4, 4.93%, 02/13/42 (b)	3,912,328	4,128,967
Series 2006-PW12, Class A4, 5.90%, 09/11/38 (b)	1,730,000	1,915,072
Series 2006-T22, Class AAB, 5.77%, 04/12/38 (b)	142,487	145,299
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.34%, 12/10/49 (b)	10,000,000	11,500,451

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46 (a)	$4,740,417	$5,013,483
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3, 4.58%, 06/10/48	291,544	295,774
Series 2005-C1, Class AJ, 4.83%, 06/10/48 (b)	8,500,000	8,749,413
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 5.40%, 08/10/38 (b)	9,217,000	9,494,054
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	3,076,149	3,094,685
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43 (b)	472,450	493,274
Series 2006-LDP7, Class ASB, 6.06%, 04/15/45 (b)	1,106,989	1,164,318
Series 2011-C4, Class A2, 3.34%, 07/15/46 (a)	1,000,000	1,049,725
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.56%, 06/15/29 (b)	66,934	66,921
Series 2007-C6, Class A2, 5.85%, 07/15/40	356,060	358,218
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4 4.75%, 06/12/43 (b)	10,026,000	10,564,686
Morgan Stanley Capital I
Series 2004-IQ8, Class A5, 5.11%, 06/15/40 (b)	6,678,789	6,872,012
Series 2004-T13, Class A4, 4.66%, 09/13/45	956,345	964,169
Series 2005-HQ5, Class A4, 5.17%, 01/14/42	725,000	755,878
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	39,188	39,138
Series 2005-T19, Class AAB, 4.85%, 06/12/47	30,810	31,239
Series 2007-IQ15, Class A4, 6.09%, 06/11/49 (b)	11,647,500	13,116,502
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	10,000,000	11,283,822
Series 2008-T29, Class A3, 6.46%, 01/11/43 (b)	111,254	114,879
Series 2011-C1, Class A2, 3.88%, 09/15/47 (a)	5,000,000	5,298,353

Total Commercial Mortgage Backed Securities (cost $133,028,759)		129,841,079

Corporate Bonds 61.6%

	Principal Amount	Market Value

Aerospace & Defense 0.9%
L-3 Communications Corp., 3.95%, 11/15/16	$13,000,000	$13,714,892
United Technologies Corp., 0.77%, 06/01/15 (b)	5,000,000	5,036,692

		18,751,584

Auto Components 0.2%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,373,322

Automobiles 2.7%
Daimler Finance North America LLC
1.47%, 09/13/13 (a)(b)	10,000,000	10,018,956
1.06%, 04/10/14 (a)(b)	4,000,000	4,007,154
0.88%, 01/09/15 (a)(b)	5,000,000	5,001,533
2.30%, 01/09/15 (a)	5,000,000	5,093,025
1.65%, 04/10/15 (a)	4,000,000	4,032,092
Volkswagen International Finance NV
1.02%, 03/21/14 (a)(b)	15,000,000	15,054,186
1.15%, 11/20/15 (a)	10,000,000	10,025,959

		53,232,905

Beverages 1.5%
Anheuser-Busch InBev Finance, Inc., 0.80%, 01/15/16	20,000,000	19,903,016
Molson Coors Brewing Co., 2.00%, 05/01/17	4,000,000	4,002,012
SABMiller Holdings, Inc., 1.85%, 01/15/15 (a)	5,000,000	5,084,451
SABMiller PLC, 5.70%, 01/15/14 (a)	750,000	768,979

		29,758,458

Biotechnology 1.8%
Amgen, Inc.
1.88%, 11/15/14	10,000,000	10,154,004
2.30%, 06/15/16	7,500,000	7,713,203
Celgene Corp., 2.45%, 10/15/15	10,750,000	11,081,171
Genentech, Inc., 4.75%, 07/15/15	5,930,000	6,396,450

		35,344,828

Capital Markets 0.4%
Morgan Stanley, 4.75%, 04/01/14 (d)	8,000,000	8,174,725

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals 0.7%
CF Industries, Inc., 6.88%, 05/01/18	$4,128,000	$4,840,080
Ecolab, Inc., 1.45%, 12/08/17	10,000,000	9,699,028

		14,539,108

Commercial Banks 6.4%
Bank of America NA, 6.00%, 06/15/16	10,000,000	10,974,471
CoBank, ACB
7.88%, 04/16/18 (a)	3,000,000	3,693,068
0.87%, 06/15/22 (a)(b)	11,635,000	10,546,098
HSBC Bank PLC, 1.50%, 05/15/18 (a)	15,000,000	14,471,941
HSBC USA, Inc., 2.38%, 02/13/15	6,000,000	6,136,341
ING Bank NV, 5.13%, 05/01/15 (a)	14,495,000	14,964,889
JPMorgan Chase Bank NA, 0.60%, 06/13/16 (b)	5,000,000	4,925,593
National City Bank, 0.62%, 12/15/16 (b)	10,432,000	10,297,344
Standard Chartered PLC, 3.85%, 04/27/15 (a)	7,000,000	7,328,319
SunTrust Bank
0.56%, 08/24/15 (b)	5,000,000	4,939,842
5.20%, 01/17/17	10,000,000	10,738,188
Union Bank NA, 5.95%, 05/11/16	9,500,000	10,640,483
UnionBanCal Corp., 5.25%, 12/16/13	1,075,000	1,095,647
Wachovia Corp.
0.62%, 10/28/15 (b)	5,000,000	4,939,955
5.63%, 10/15/16	10,506,000	11,806,589

		127,498,768

Commercial Services & Supplies 1.4%
Catholic Health Initiatives, 1.60%, 11/01/17	10,000,000	9,807,939
GATX Corp., 2.38%, 07/30/18	5,000,000	4,919,085
Novant Health, Inc., Series 09B, 5.35%, 11/01/16	5,000,000	5,548,631
Waste Management, Inc., 6.38%, 03/11/15	7,321,000	7,979,522

		28,255,177

Computers & Peripherals 0.4%
Hewlett-Packard Co.
2.35%, 03/15/15	6,000,000	6,092,312
2.20%, 12/01/15	2,000,000	2,029,205

		8,121,517

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance 1.5%
American Honda Finance Corp.
6.70%, 10/01/13 (a)	$1,000,000	$1,014,186
2.50%, 09/21/15 (a)	4,200,000	4,328,370
Hyundai Capital America, 1.63%, 10/02/15 (a)	8,000,000	7,983,230
Toyota Motor Credit Corp.
1.00%, 02/17/15	6,000,000	6,034,785
0.88%, 07/17/15	5,000,000	5,003,517
1.25%, 10/05/17	5,000,000	4,852,502

		29,216,590

Distributors 0.4%
Glencore Funding LLC, 1.43%, 05/27/16 (a)(b)	7,000,000	6,999,976

Diversified Financial Services 5.8%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	6,297,600	7,027,024
Associates Corp. of North America, 6.95%, 11/01/18	1,650,000	1,958,249
Caterpillar Financial Services Corp.
1.13%, 12/15/14	10,000,000	10,077,109
1.30%, 03/01/18	7,000,000	6,802,443
Citigroup, Inc., 5.50%, 10/15/14	9,000,000	9,459,197
General Electric Capital Corp.
Series A, 0.53%, 09/15/14 (b)	4,500,000	4,500,547
0.48%, 01/08/16 (b)	5,000,000	4,968,415
0.88%, 01/08/16 (b)	10,000,000	10,042,979
0.45%, 02/15/17 (b)(d)	5,000,000	4,948,066
Harley-Davidson Financial Services, Inc.
3.88%, 03/15/16 (a)	10,470,000	11,135,625
2.70%, 03/15/17 (a)	3,000,000	3,048,046
Harley-Davidson Funding Corp., 5.75%, 12/15/14 (a)	3,385,000	3,609,763
Hyundai Capital Services, Inc.
6.00%, 05/05/15 (a)	6,590,000	7,072,009
4.38%, 07/27/16 (a)	2,400,000	2,537,159
3.50%, 09/13/17 (a)	2,650,000	2,683,125
JPMorgan Chase & Co.
5.25%, 05/01/15	7,000,000	7,466,116
1.63%, 05/15/18	15,000,000	14,337,998
USAA Capital Corp., 1.05%, 09/30/14 (a)	5,000,000	5,019,105

		116,692,975

Diversified Telecommunication Services 0.2%
Verizon New England, Inc., Series C, 4.75%, 10/01/13	3,495,000	3,530,514

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities 1.5%
DTE Energy Co., 7.63%, 05/15/14	$5,000,000	$5,294,063
ITC Holdings Corp.
5.25%, 07/15/13 (a)	2,000,000	2,002,350
6.05%, 01/31/18 (a)	6,500,000	7,413,673
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,230,238
Trans-Allegheny Interstate Line Co., 4.00%, 01/15/15 (a)	7,000,000	7,266,418

		29,206,742

Electrical Equipment 0.4%
Thermo Fisher Scientific, Inc., 5.00%, 06/01/15	8,000,000	8,558,396

Energy Equipment & Services 0.5%
Schlumberger Investment SA, 1.25%, 08/01/17 (a)	10,000,000	9,728,601

Food & Staples Retailing 0.3%
Safeway, Inc., 6.25%, 03/15/14	6,525,000	6,752,677

Food Products 2.0%
ConAgra Foods, Inc., 1.30%, 01/25/16	3,000,000	3,001,177
Kraft Foods Group, Inc., Series WI, 1.63%, 06/04/15	15,000,000	15,174,856
Mondelez International, Inc., 4.13%, 02/09/16	21,100,000	22,571,582

		40,747,615

Gas Utilities 2.6%
Enbridge Energy Partners LP
5.88%, 12/15/16	7,650,000	8,707,626
Series B, 6.50%, 04/15/18	6,000,000	6,953,290
Energy Transfer Partners LP
6.00%, 07/01/13	6,000,000	6,000,979
8.50%, 04/15/14	1,604,000	1,698,804
5.95%, 02/01/15	6,345,000	6,810,421
Enterprise Products Operating LLC, 3.70%, 06/01/15	5,000,000	5,246,111
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	5,000,000	5,276,051
Sempra Energy, 1.03%, 03/15/14 (b)	8,000,000	8,023,345
Sunoco Logistics Partners Operations LP
8.75%, 02/15/14	365,000	382,665
6.13%, 05/15/16	2,000,000	2,204,876

		51,304,168

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services 3.1%
CareFusion Corp., 5.13%, 08/01/14	$12,049,000	$12,573,715
Express Scripts Holding Co.
2.75%, 11/21/14	3,000,000	3,071,924
2.10%, 02/12/15	2,000,000	2,032,749
3.50%, 11/15/16	5,000,000	5,304,300
Express Scripts, Inc., 3.13%, 05/15/16	10,000,000	10,415,701
Hospira, Inc.
6.40%, 05/15/15	2,125,000	2,259,897
6.05%, 03/30/17	7,713,000	8,252,445
Medtronic, Inc., 1.38%, 04/01/18	10,000,000	9,689,149
Quest Diagnostics, Inc., 1.13%, 03/24/14 (b)	8,000,000	8,035,214

		61,635,094

Industrial Conglomerates 0.5%
General Electric Co., 0.85%, 10/09/15	5,000,000	4,993,261
Tyco Electronics Group SA, 5.95%, 01/15/14	5,065,000	5,210,154

		10,203,415

Insurance 1.7%
Berkshire Hathaway, Inc., 0.98%, 08/15/14 (b)	10,000,000	10,051,560
MetLife Institutional Funding II, 1.63%, 04/02/15 (a)	5,000,000	5,059,183
MetLife, Inc.
5.00%, 06/15/15	2,000,000	2,150,459
6.75%, 06/01/16	2,000,000	2,289,065
Metropolitan Life Global Funding I
2.00%, 01/09/15 (a)(d)	6,000,000	6,100,097
1.50%, 01/10/18 (a)	5,000,000	4,857,364
Travelers Cos., Inc. (The), 5.50%, 12/01/15	4,010,000	4,436,743

		34,944,471

Media 2.9%
Comcast Corp.
5.30%, 01/15/14	5,000,000	5,128,981
5.85%, 11/15/15	7,000,000	7,798,969
Cox Communications, Inc., 7.25%, 11/15/15	6,770,000	7,703,943
DIRECTV Holdings LLC, 3.55%, 03/15/15	7,480,000	7,774,815
Discovery Communications LLC, 3.70%, 06/01/15	10,000,000	10,498,061
NBCUniversal Enterprise, Inc., 0.97%, 04/15/18 (a)(b)	10,000,000	10,002,387

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
TCI Communications, Inc., 8.75%, 08/01/15	$2,000,000	$2,318,817
Time Warner Cable, Inc., 8.25%, 02/14/14	750,000	784,399
Time Warner, Inc., 3.15%, 07/15/15	5,250,000	5,484,197
Viacom, Inc., 4.25%, 09/15/15	1,140,000	1,214,223

		58,708,792

Metals & Mining 5.3%
Anglo American Capital PLC, 9.38%, 04/08/14 (a)	13,300,000	14,078,715
ArcelorMittal
9.00%, 02/15/15	3,000,000	3,212,155
4.25%, 03/01/16	5,030,000	5,031,092
Barrick Gold Corp.
2.90%, 05/30/16	10,000,000	9,883,123
2.50%, 05/01/18 (a)(d)	6,000,000	5,407,532
Barrick International Barbados Corp., 5.75%, 10/15/16 (a)	8,000,000	8,714,186
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 03/15/18 (a)	20,000,000	19,060,556
Kinross Gold Corp., 3.63%, 09/01/16	10,000,000	10,173,458
Rio Tinto Finance USA PLC, 1.11%, 06/17/16 (b)	20,000,000	19,905,938
Xstrata Canada Financial Corp.
2.85%, 11/10/14 (a)	5,000,000	5,107,608
3.60%, 01/15/17 (a)	5,000,000	5,055,262

		105,629,625

Office Electronics 0.7%
Xerox Corp.
1.09%, 05/16/14 (b)	7,500,000	7,501,982
6.40%, 03/15/16	5,500,000	6,147,541

		13,649,523

Oil, Gas & Consumable Fuels 7.6%
Anadarko Petroleum Corp.
5.95%, 09/15/16	23,000,000	25,844,187
6.38%, 09/15/17	3,000,000	3,453,382
BG Energy Capital PLC, 2.88%, 10/15/16 (a)	5,000,000	5,230,979
BP Capital Markets PLC
3.13%, 10/01/15	5,000,000	5,239,735
3.20%, 03/11/16	10,000,000	10,510,042
1.38%, 11/06/17	5,000,000	4,867,370
Murphy Oil Corp., 2.50%, 12/01/17	22,000,000	21,668,304

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Nexen, Inc., 5.65%, 05/15/17	$2,000,000	$2,200,041
Petrobras Global Finance BV, 1.89%, 05/20/16 (b)	5,000,000	4,960,441
Petrobras International Finance Co.
2.88%, 02/06/15 (d)	10,000,000	10,122,792
3.88%, 01/27/16 (d)	5,000,000	5,128,322
Rowan Cos., Inc., 5.00%, 09/01/17	6,465,000	6,994,387
Total Capital International SA, 0.75%, 01/25/16	5,000,000	4,981,250
Total Capital SA, 3.13%, 10/02/15	10,000,000	10,475,392
Transocean, Inc.
5.05%, 12/15/16	10,000,000	10,874,255
2.50%, 10/15/17	10,000,000	9,873,121
6.00%, 03/15/18	1,905,000	2,132,763
7.38%, 04/15/18	6,483,000	7,467,272

		152,024,035

Pharmaceuticals 2.3%
AbbVie, Inc., 1.20%, 11/06/15 (a)(d)	21,000,000	21,135,799
Actavis, Inc., 5.00%, 08/15/14	14,905,000	15,537,972
Mylan, Inc.
1.80%, 06/24/16 (a)	5,000,000	4,976,367
2.60%, 06/24/18 (a)(d)	5,000,000	4,929,589

		46,579,727

Real Estate Investment Trusts (REITs) 0.9%
CommonWealth REIT, 6.25%, 06/15/17	3,500,000	3,759,090
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,719,685
UDR, Inc., 5.25%, 01/15/15	5,000,000	5,301,989
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75%, 09/02/15 (a)	3,120,000	3,409,508

		18,190,272

Real Estate Management & Development 0.1%
Retail Property Trust (The), 7.88%, 03/15/16 (a)	2,520,000	2,934,367

Road & Rail 2.9%
Burlington Northern Santa Fe LLC, 6.88%, 02/15/16	8,210,000	9,387,212

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
ERAC USA Finance LLC
2.25%, 01/10/14 (a)	$10,425,000	$10,501,014
5.60%, 05/01/15 (a)	1,225,000	1,322,131
5.90%, 11/15/15 (a)	1,780,000	1,953,343
1.40%, 04/15/16 (a)	2,065,000	2,055,781
2.75%, 03/15/17 (a)	3,000,000	3,052,272
6.38%, 10/15/17 (a)	1,505,000	1,752,672
Federal Express Corp. 1993 Pass Through Trust
Series B2, 7.63%, 01/01/15	1,991,567	2,104,901
Series A2, 8.76%, 05/22/15	1,300,494	1,380,330
Series C2, 7.96%, 03/28/17	1,128,475	1,241,511
Federal Express Corp. 1998 Pass Through Trust
Series 981B, 6.85%, 07/15/20	7,810,538	8,767,448
Series 981A, 6.72%, 07/15/23	690,171	812,331
Union Pacific Railroad Co. 2000 Pass Through Trust, 8.00%, 01/10/21	6,189,425	7,224,183
United Parcel Service, Inc., 5.13%, 04/01/19	5,000,000	5,762,828

		57,317,957

Thrifts & Mortgage Finance 0.7%
Federal Agricultural Mortgage Corp., 1.25%, 12/06/13	5,000,000	5,014,641
Santander Holdings USA, Inc., 4.63%, 04/19/16	9,000,000	9,488,014

		14,502,655

Tobacco 1.2%
Lorillard Tobacco Co., 3.50%, 08/04/16	15,700,000	16,427,985
Reynolds American, Inc.
7.30%, 07/15/15	2,814,000	3,152,307
7.63%, 06/01/16	3,000,000	3,495,777

		23,076,069

Wireless Telecommunication Services 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,023,865

Total Corporate Bonds (cost $1,226,490,203)		1,230,208,513

Municipal Bonds 0.8%
Illinois 0.4%
State of Illinois, 4.51%, 03/01/15	8,000,000	8,402,240

Municipal Bonds (continued)

	Principal Amount	Market Value

New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 1.76%, 12/15/18	$8,000,000	$7,678,880

Total Municipal Bonds (cost $16,000,000)		16,081,120

U.S. Government Mortgage Backed Agencies 7.7%
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648
2.48%, 06/01/37 (b)	2,509,219	2,624,690
Pool# 1B3601
3.17%, 10/01/37 (b)	562,445	596,966
Federal National Mortgage Association Pool
Pool# AT2769
2.00%, 05/01/28	148,914,741	145,232,586
Pool# 747271
2.83%, 07/01/34 (b)	2,273,080	2,427,429
Pool# 886345
6.27%, 08/01/36 (b)	422,859	448,221
Pool# 893776
5.94%, 09/01/36 (b)	685,561	724,502
Pool# 949691
6.29%, 09/01/37 (b)	1,008,455	1,086,485

Total U.S. Government Mortgage Backed Agencies (cost $160,366,389)		153,140,879

U.S. Government Sponsored & Agency Obligations 8.8%
Federal Home Loan Banks
3.13%, 12/13/13	5,000,000	5,066,489
2.38%, 03/14/14	15,000,000	15,224,957
2.50%, 06/13/14	10,000,000	10,209,694
Federal Home Loan Mortgage Corp.
0.50%, 10/15/13	15,000,000	15,013,535
1.00%, 08/20/14	51,000,000	51,443,822
0.42%, 09/18/15	15,000,000	14,954,337
1.25%, 05/12/17	49,000,000	49,071,109
Federal National Mortgage Association 2.00%, 09/21/15	10,000,000	10,328,023
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	4,084,430	4,595,631

Total U.S. Government Sponsored & Agency Obligations (cost $176,646,776)		175,907,597

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Short Term Bond Fund (Continued)

U.S. Treasury Notes 4.2%

	Principal Amount	Market Value

U.S. Treasury Notes
0.25%, 06/30/14(d)	$20,000,000	$20,012,500
0.25%, 02/28/15(d)	20,000,000	19,987,500
0.13%, 04/30/15(d)	45,000,000	44,831,250

Total U.S. Treasury Notes (cost $84,934,535)		84,831,250

Yankee Dollars 2.3%
Energy Equipment & Services 0.4%
Weatherford International Ltd.
4.95%, 10/15/13	1,000,000	1,011,532
5.50%, 02/15/16	7,000,000	7,529,561

		8,541,093

Industrial Conglomerates 0.4%
Tyco International Finance SA, 3.38%, 10/15/15	6,762,000	7,064,019

Metals & Mining 0.7%
Teck Resources Ltd., 5.38%, 10/01/15	8,820,000	9,604,073
Xstrata Canada Corp., 6.00%, 10/15/15	3,650,000	3,999,924

		13,603,997

Oil, Gas & Consumable Fuels 0.6%
Noble Holding International Ltd., 3.45%, 08/01/15	11,000,000	11,439,281

Pharmaceuticals 0.2%
Teva Pharmaceutical Finance III BV, 0.77%, 03/21/14 (b)	4,300,000	4,308,071

Total Yankee Dollars (cost $44,209,981)		44,956,461

Mutual Fund 0.6%

	Shares	Market Value

Money Market Fund 0.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (e)	12,406,462	12,406,462

Total Mutual Fund (cost $12,406,462)		12,406,462

Repurchase Agreements 1.1%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $10,000,092, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 05/20/43; total market value $10,200,060. (f)	$10,000,000	$10,000,000
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $11,689,105, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 - 05/04/37; total market value $11,922,881. (f)	11,688,998	11,688,998

Total Repurchase Agreements (cost $21,688,998)		21,688,998

Total Investments (cost $2,014,014,898) (g) — 100.5%		2,006,432,713

Liabilities in excess of other assets — (0.5)%		(9,405,961)

NET ASSETS — 100.0%		$1,997,026,752

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2013 was $421,410,702 which represents 21.10% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2013. The maturity date represents the actual maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2013.

(d)

The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $105,161,004, which was collateralized by repurchase agreements with a value of $21,688,998 and $86,720,638 of collateral in the form of U.S. Government Agency Securities, interest rates ranging from 0.00% - 9.20% and maturity

13

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Short Term Bond Fund (Continued)

dates ranging from 04/01/14 - 07/01/43, a total value of $108,409,636.

(e)	Represents 7-day effective yield as of June 30, 2013.

(f)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $21,688,998.

(g)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Short Term Bond Fund
Assets:
Investments, at value* (cost $1,992,325,900)	$1,984,743,715
Repurchase agreements, at value and cost	21,688,998

Total Investments	2,006,432,713

Cash	23,639
Interest and dividends receivable	12,418,098
Security lending income receivable	7,215
Receivable for investments sold	147,562
Receivable for capital shares issued	364,112
Prepaid expenses	11,944

Total Assets	2,019,405,283

Liabilities:
Payable for capital shares redeemed	7,827
Payable upon return of securities loaned (Note 2)	21,688,998
Accrued expenses and other payables:
Investment advisory fees	562,633
Fund administration fees	43,930
Distribution fees	20,982
Administrative servicing fees	12,480
Accounting and transfer agent fees	1,780
Trustee fees	646
Custodian fees	9,826
Compliance program costs (Note 3)	1,517
Professional fees	18,952
Printing fees	8,605
Other	355

Total Liabilities	22,378,531

Net Assets	$1,997,026,752

Represented by:
Capital	$1,987,669,464
Accumulated undistributed net investment income	13,822,264
Accumulated net realized gains from investment transactions	3,117,209
Net unrealized appreciation/(depreciation) from investments	(7,582,185)

Net Assets	$1,997,026,752

Net Assets:
Class I Shares	$29,129,331
Class II Shares	104,537,518
Class Y Shares	1,863,359,903

Total	$1,997,026,752

*	Includes value of securities on loan of $105,161,004 (Note 2).

15

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Short Term Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,776,566
Class II Shares	10,005,388
Class Y Shares	177,512,025

Total	190,293,979

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.49
Class II Shares	$10.45
Class Y Shares	$10.50

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$15,390,945
Dividend income	35,057
Income from securities lending (Note 2)	11,333

Total Income	15,437,335

EXPENSES:
Investment advisory fees	2,839,958
Fund administration fees	241,225
Distribution fees Class II Shares	122,878
Administrative servicing fees Class I Shares	20,315
Administrative servicing fees Class II Shares	73,727
Professional fees	39,517
Printing fees	8,490
Trustee fees	34,608
Custodian fees	28,822
Accounting and transfer agent fees	6,977
Compliance program costs (Note 3)	2,847
Other	21,966

Total expenses before earnings credit	3,441,330

Earnings credit (Note 4)	(980)

Net Expenses	3,440,350

NET INVESTMENT INCOME	11,996,985

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,401,386
Net change in unrealized appreciation/(depreciation) from investments	(29,301,285)

Net realized/unrealized losses from investments	(27,899,899)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,902,914)

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$11,996,985	$23,068,454
Net realized gains from investment transactions	1,401,386	4,056,457
Net change in unrealized appreciation/(depreciation) from investments	(29,301,285)	21,854,551

Change in net assets resulting from operations	(15,902,914)	48,979,462

Distributions to Shareholders From:
Net investment income:
Class I	–	(476,662)
Class II	–	(1,345,066)
Class Y	–	(22,956,525)

Change in net assets from shareholder distributions	–	(24,778,253)

Change in net assets from capital transactions	542,241,890	357,833,460

Change in net assets	526,338,976	382,034,669

Net Assets:
Beginning of period	1,470,687,776	1,088,653,107

End of period	$1,997,026,752	$1,470,687,776

Accumulated undistributed net investment income at end of period	$13,822,264	$1,825,279

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,338,555	$24,003,681
Dividends reinvested	–	476,662
Cost of shares redeemed	(9,141,267)	(917,737)

Total Class I Shares	197,288	23,562,606

Class II Shares
Proceeds from shares issued	18,570,845	30,236,603
Dividends reinvested	–	1,345,066
Cost of shares redeemed	(12,647,967)	(25,877,049)

Total Class II Shares	5,922,878	5,704,620

Class Y Shares
Proceeds from shares issued	559,201,845	372,699,849
Dividends reinvested	–	22,956,525
Cost of shares redeemed	(23,080,121)	(67,090,140)

Total Class Y Shares	536,121,724	328,566,234

Change in net assets from capital transactions	$542,241,890	$357,833,460

18

Statements of Changes in Net Assets (Continued)

	NVIT Short Term Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	881,495	2,275,078
Reinvested	–	45,116
Redeemed	(864,215)	(86,457)

Total Class I Shares	17,280	2,233,737

Class II Shares
Issued	1,762,994	2,879,828
Reinvested	–	127,677
Redeemed	(1,198,771)	(2,461,049)

Total Class II Shares	564,223	546,456

Class Y Shares
Issued	52,596,125	35,299,183
Reinvested	–	2,174,870
Redeemed	(2,184,353)	(6,335,508)

Total Class Y Shares	50,411,772	31,138,545

Total change in shares	50,993,275	33,918,738

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Short Term Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.56	0.07	(0.14)	(0.07)	–	–	–	–	$10.49	(0.66)%	$29,129,331	0.54%	1.34%	0.54%	20.76%
Year Ended December 31, 2012(e)	$10.34	0.17	0.23	0.40	(0.18)	–	(0.18)	–	$10.56	3.83%	$29,144,698	0.55%	1.56%	0.55%	42.18%
Year Ended December 31, 2011(e)	$10.38	0.18	(0.03)	0.15	(0.19)	–	(0.19)	–	$10.34	1.45%	$5,436,533	0.55%	1.71%	0.55%	57.05%
Year Ended December 31, 2010(e)	$10.29	0.16	0.12	0.28	(0.17)	(0.02)	(0.19)	–	$10.38	2.68%	$5,565,250	0.57%	1.56%	0.57%	43.59%
Year Ended December 31, 2009(e)	$9.80	0.24	0.48	0.72	(0.20)	(0.03)	(0.23)	–	$10.29	7.39%	$573,625	0.59%	2.25%	0.59%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.22	(0.25)	(0.03)	(0.17)	–	(0.17)	–	$9.80	(0.34)%	$9,967	0.50%	2.94%	0.53%	88.81%

Class II Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.53	0.06	(0.14)	(0.08)	–	–	–	–	$10.45	(0.76)%	$104,537,518	0.79%	1.10%	0.79%	20.76%
Year Ended December 31, 2012(e)	$10.31	0.15	0.21	0.36	(0.14)	–	(0.14)	–	$10.53	3.52%	$99,432,317	0.80%	1.40%	0.80%	42.18%
Year Ended December 31, 2011(e)	$10.34	0.15	(0.02)	0.13	(0.16)	–	(0.16)	–	$10.31	1.30%	$91,686,274	0.80%	1.46%	0.80%	57.05%
Year Ended December 31, 2010(e)	$10.25	0.14	0.11	0.25	(0.14)	(0.02)	(0.16)	–	$10.34	2.42%	$100,026,945	0.82%	1.33%	0.82%	43.59%
Year Ended December 31, 2009(e)	$9.77	0.21	0.48	0.69	(0.18)	(0.03)	(0.21)	–	$10.25	7.11%	$106,513,719	0.84%	1.95%	0.84%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.22	(0.29)	(0.07)	(0.16)	–	(0.16)	–	$9.77	(0.67)%	$19,505,830	0.89%	2.92%	0.92%	88.81%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.56	0.08	(0.14)	(0.06)	–	–	–	–	$10.50	(0.57)%	$1,863,359,903	0.39%	1.49%	0.39%	20.76%
Year Ended December 31, 2012(e)	$10.33	0.19	0.22	0.41	(0.18)	–	(0.18)	–	$10.56	4.02%	$1,342,110,761	0.40%	1.78%	0.40%	42.18%
Year Ended December 31, 2011(e)	$10.36	0.19	(0.01)	0.18	(0.21)	–	(0.21)	–	$10.33	1.70%	$991,530,300	0.40%	1.87%	0.40%	57.05%
Year Ended December 31, 2010(e)	$10.28	0.18	0.10	0.28	(0.18)	(0.02)	(0.20)	–	$10.36	2.73%	$637,718,772	0.42%	1.72%	0.42%	43.59%
Year Ended December 31, 2009(e)	$9.79	0.26	0.47	0.73	(0.21)	(0.03)	(0.24)	–	$10.28	7.53%	$253,825,296	0.45%	2.46%	0.45%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.24	(0.27)	(0.03)	(0.18)	–	(0.18)	–	$9.79	(0.33)%	$73,930,759	0.50%	3.10%	0.52%	88.81%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Short Term Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment's assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$84,045,033	$—	$84,045,033
Collateralized Mortgage Obligations	—	53,325,321	—	53,325,321
Commercial Mortgage Backed Securities	—	129,841,079	—	129,841,079
Corporate Bonds	—	1,230,208,513	—	1,230,208,513
Municipal Bonds	—	16,081,120	—	16,081,120
Mutual Fund	12,406,462	—	—	12,406,462
Repurchase Agreements	—	21,688,998	—	21,688,998
U.S. Government Mortgage Backed Agencies	—	153,140,879	—	153,140,879
U.S. Government Sponsored & Agency Obligations	—	175,907,597	—	175,907,597
U.S. Treasury Notes	—	84,831,250	—	84,831,250
Yankee Dollars	—	44,956,461	—	44,956,461
Total	$12,406,462	$1,994,026,251	$—	$2,006,432,713

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(c)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund's total assets. The Fund's securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when,

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Fund’s loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$105,161,004
Collateral offsetting(1)	108,409,636
Net Amount(2)	$3,248,632

(1)	Includes $86,720,638 of collateral in the form of U.S. Government Agency securities, interest rates ranging from 0.00% to 9.20% and maturity dates ranging from 04/01/14 to 07/01/43.

(2)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(d)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

24

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$21,688,998
Collateral offsetting	22,122,941
Net Amount(1)	$433,943

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities' widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

25

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund's average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.35%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund's average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.35%
$1 billion and up to $1.5 billion	0.34%
$1.5 billion and more	0.33%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

26

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $241,225 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund's portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust's Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund's portion of such costs amounted to $2,847.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2013, NFS received $94,042 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust's custodian, permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund's custody accounts, which are used to offset custody fees of the Fund.

27

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $899,980,492 and sales of $336,223,947 (excluding short-term securities).

For the six months ended June 30, 2013, the Fund had purchases of $119,862,902 and sales of $174,849,609 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund's investments to decline significantly.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,014,014,898	$15,120,955	$(22,703,140)	$(7,582,185)

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

28

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

29

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that the Fund had achieved total return performance of its Class Y shares above the median of the funds in its performance universe for the three-year period ended September 30, 2012. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

30

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

31

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
International,
Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from
				2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

32

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

33

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

34

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

35

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust's Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund's proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust's website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36

NVIT Small Cap Index Fund

SemiannualReport

June 30, 2013 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

29	Statement of Assets and Liabilities

31	Statement of Operations

32	Statements of Changes in Net Assets

34	Financial Highlights

35	Notes to Financial Statements

47	Supplemental Information

50	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCX (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s

(FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	NVIT Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

NVIT Small Cap Index Fund		Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13	Expense Ratio During Period (%) 01/01/13 - 06/30/13
Class II Shares	Actual[a]	1,000.00	1,059.80	1.01	0.60
	Hypothetical[b,c]	1,000.00	1,021.80	3.00	0.60
Class Y Shares	Actual[b]	1,000.00	1,158.00	1.40	0.26
	Hypothetical[b,c]	1,000.00	1,023.51	1.30	0.26

[a]	Actual expenses are equal to the Class’ annualized expense ratio multiplied by the average account value from May 2, 2013 through June 30, 2013 to reflect the period from commencement of operations.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period .The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	NVIT Small Cap Index Fund
June 30, 2013 (Unaudited)

Asset Allocation †
Common Stocks	99.4%
Repurchase Agreements	12.5%
Mutual Fund	0.8%
Right††	0.0%
Warrant††	0.0%
Liabilities in excess of other assets†††	(12.7%)

100.0%

Top Industries ††††
Real Estate Investment Trusts (REITs)	7.1%
Commercial Banks	6.2%
Software	3.6%
Biotechnology	3.2%
Specialty Retail	3.1%
Oil, Gas & Consumable Fuels	3.1%
Semiconductors & Semiconductor Equipment	3.0%
Health Care Equipment & Supplies	2.9%
Machinery	2.8%
Internet Software & Services	2.6%
Other Industries*	62.4%

100.0%

Top Holdings ††††
Fidelity Institutional Money Market Fund—Institutional Class	0.8%
CoStar Group, Inc.	0.2%
CommVault Systems, Inc.	0.2%
FirstMerit Corp.	0.2%
Ultimate Software Group, Inc.	0.2%
Acuity Brands, Inc.	0.2%
Middleby Corp.	0.2%
Prosperity Bancshares, Inc.	0.2%
athenahealth, Inc.	0.2%
Isis Pharmaceuticals, Inc.	0.2%
Other Holdings*	97.4%

100.00%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Please refer to Statement of Asset and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 99.4%

	Shares	Market Value

Aerospace & Defense 1.6%
AAR Corp.	12,803	$281,410
Aerovironment, Inc.* (a)	5,929	119,647
American Science & Engineering, Inc.	2,626	147,056
API Technologies Corp.*	10,177	28,496
Astronics Corp.*	4,038	165,033
Cubic Corp. (a)	6,366	306,205
Curtiss-Wright Corp.	15,064	558,272
DigitalGlobe, Inc.*	23,937	742,286
Ducommun, Inc.*	3,391	72,093
Engility Holdings, Inc.*	5,494	156,140
Erickson Air-Crane, Inc.*	1,214	22,835
Esterline Technologies Corp.*	10,060	727,237
GenCorp, Inc.* (a)	19,497	317,021
HEICO Corp. (a)	17,071	859,866
Innovative Solutions & Support, Inc.	3,928	25,139
KEYW Holding Corp. (The)* (a)	10,220	135,415
Kratos Defense & Security Solutions, Inc.*	14,085	91,271
LMI Aerospace, Inc.*	3,317	62,161
Moog, Inc., Class A*	14,575	751,050
National Presto Industries, Inc. (a)	1,548	111,502
Orbital Sciences Corp.*	19,312	335,449
Sparton Corp.*	3,250	56,030
Taser International, Inc.*	16,548	140,989
Teledyne Technologies, Inc.*	12,017	929,515

		7,142,118

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	16,758	110,770
Atlas Air Worldwide Holdings, Inc.*	8,310	363,646
Echo Global Logistics, Inc.*	5,688	110,859
Forward Air Corp.	9,691	370,971
Hub Group, Inc., Class A*	11,897	433,289
Pacer International, Inc.*	11,386	71,846
Park-Ohio Holdings Corp.*	2,796	92,212
UTi Worldwide, Inc.	29,103	479,326
XPO Logistics, Inc.* (a)	5,800	104,922

		2,137,841

Airlines 0.6%
Allegiant Travel Co.	4,821	510,978
Hawaiian Holdings, Inc.* (a)	16,848	102,941
JetBlue Airways Corp.*	74,790	471,177
Republic Airways Holdings, Inc.*	15,823	179,275
SkyWest, Inc.	16,695	226,050
Spirit Airlines, Inc.*	19,373	615,480
US Airways Group, Inc.* (a)	52,670	864,842

		2,970,743

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	21,625	402,874
Cooper Tire & Rubber Co.	20,363	675,441
Dana Holding Corp.	47,217	909,400

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Dorman Products, Inc.	8,113	$370,196
Drew Industries, Inc.	7,345	288,805
Federal-Mogul Corp.*	5,910	60,341
Fuel Systems Solutions, Inc.*	4,519	80,845
Gentherm, Inc.*	10,720	199,070
Modine Manufacturing Co.*	15,199	165,365
Remy International, Inc.	4,400	81,708
Shiloh Industries, Inc.	1,904	19,878
Spartan Motors, Inc.	10,918	66,818
Standard Motor Products, Inc.	6,377	218,986
Stoneridge, Inc.*	9,245	107,612
Superior Industries International, Inc.	7,471	128,576
Tenneco, Inc.*	19,560	885,677
Tower International, Inc.*	1,962	38,828

		4,700,420

Automobiles 0.0%†
Winnebago Industries, Inc.*	9,038	189,708

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	2,647	451,684
Coca-Cola Bottling Co. Consolidated	1,494	91,358
Craft Brew Alliance, Inc.*	3,425	28,222
National Beverage Corp.	3,677	64,237

		635,501

Biotechnology 3.6%
ACADIA Pharmaceuticals, Inc.*	22,534	408,992
Achillion Pharmaceuticals, Inc.*	31,002	253,596
Acorda Therapeutics, Inc.*	13,051	430,552
Aegerion Pharmaceuticals, Inc.* (a)	9,261	586,592
Alnylam Pharmaceuticals, Inc.*	18,687	579,484
AMAG Pharmaceuticals, Inc.*	6,953	154,704
Amicus Therapeutics, Inc.* (a)	10,329	24,067
Anacor Pharmaceuticals, Inc.* (a)	8,114	45,357
Arena Pharmaceuticals, Inc.* (a)	70,069	539,531
Arqule, Inc.*	18,734	43,463
Array BioPharma, Inc.*	37,650	170,931
Astex Pharmaceuticals, Inc.*	30,457	125,178
AVEO Pharmaceuticals, Inc.* (a)	16,625	41,562
Biotime, Inc.* (a)	11,845	46,906
Cell Therapeutics, Inc.*	35,943	37,740
Celldex Therapeutics, Inc.*	26,029	406,313
Cepheid, Inc.*	21,583	742,887
Chelsea Therapeutics International Ltd.*	21,458	49,353
ChemoCentryx, Inc.*	7,831	110,730
Chimerix, Inc.*	2,692	65,254
Clovis Oncology, Inc.*	4,460	298,731
Coronado Biosciences, Inc.* (a)	7,084	60,922
Curis, Inc.*	25,791	82,273
Cytokinetics, Inc.*	7,935	91,808
Cytori Therapeutics, Inc.*	20,093	46,214
Dendreon Corp.* (a)	50,616	208,538

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Durata Therapeutics, Inc.* (a)	4,188	$30,154
Dyax Corp.* (a)	35,415	122,536
Dynavax Technologies Corp.* (a)	58,545	64,400
Emergent Biosolutions, Inc.*	8,776	126,550
Enanta Pharmaceuticals, Inc.*	1,142	20,225
Enzon Pharmaceuticals, Inc.	11,802	23,604
Epizyme, Inc.*	1,888	53,109
Exact Sciences Corp.*	20,638	287,075
Exelixis, Inc.* (a)	59,189	268,718
Fibrocell Science, Inc.*	5,285	32,344
Galena Biopharma, Inc.*	26,694	59,261
Genomic Health, Inc.*	5,373	170,378
Geron Corp.*	42,236	63,354
GTx, Inc.*	8,502	56,113
Halozyme Therapeutics, Inc.* (a)	28,636	227,370
Hyperion Therapeutics, Inc.* (a)	2,684	59,048
Idenix Pharmaceuticals, Inc.* (a)	32,037	115,654
ImmunoGen, Inc.* (a)	27,235	451,829
Immunomedics, Inc.* (a)	23,579	128,270
Infinity Pharmaceuticals, Inc.*	15,389	250,071
Insmed, Inc.*	9,057	108,322
Insys Therapeutics, Inc.*	1,628	22,532
Intercept Pharmaceuticals, Inc.*	2,011	90,173
InterMune, Inc.* (a)	26,287	252,881
Ironwood Pharmaceuticals, Inc.* (a)	29,899	297,495
Isis Pharmaceuticals, Inc.* (a)	36,125	970,679
KaloBios Pharmaceuticals, Inc.*	2,771	15,684
Keryx Biopharmaceuticals, Inc.* (a)	26,331	196,693
KYTHERA Biopharmaceuticals, Inc.*	3,264	88,291
Lexicon Pharmaceuticals, Inc.*	73,004	158,419
Ligand Pharmaceuticals, Inc., Class B* (a)	5,760	215,539
MannKind Corp.* (a)	47,851	311,032
MEI Pharma, Inc.*	3,035	21,640
Merrimack Pharmaceuticals, Inc.* (a)	29,098	195,830
MiMedx Group, Inc.*	26,971	190,415
Momenta Pharmaceuticals, Inc.*	15,209	229,048
Nanosphere, Inc.*	13,427	41,221
Neurocrine Biosciences, Inc.* (a)	21,497	287,630
NewLink Genetics Corp.* (a)	5,422	106,922
Novavax, Inc.* (a)	43,786	89,761
NPS Pharmaceuticals, Inc.*	32,259	487,111
OncoGenex Pharmaceutical, Inc.*	4,829	47,324
Opko Health, Inc.* (a)	45,680	324,328
Orexigen Therapeutics, Inc.*	30,399	177,834
Osiris Therapeutics, Inc.* (a)	5,452	54,902
OvaScience, Inc.*	2,829	38,842
PDL BioPharma, Inc. (a)	45,124	348,357
Peregrine Pharmaceuticals, Inc.*	43,944	56,688
Portola Pharmaceuticals, Inc.*	3,099	76,142
Progenics Pharmaceuticals, Inc.*	16,352	72,930
Prothena Corp. PLC*	3,762	48,567
Puma Biotechnology, Inc.*	7,112	315,559
Raptor Pharmaceutical Corp.* (a)	17,786	166,299

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Receptos, Inc.*	1,831	$36,419
Regulus Therapeutics, Inc.*	2,924	28,684
Repligen Corp.*	10,300	84,872
Rigel Pharmaceuticals, Inc.* (a)	28,193	94,165
Sangamo BioSciences, Inc.* (a)	17,446	136,253
Sarepta Therapeutics, Inc.*	10,260	390,280
SIGA Technologies, Inc.* (a)	11,832	33,603
Spectrum Pharmaceuticals, Inc. (a)	19,349	144,344
Stemline Therapeutics, Inc.*	2,929	69,827
Sunesis Pharmaceuticals, Inc.*	10,400	54,184
Synageva BioPharma Corp.*	5,481	230,202
Synergy Pharmaceuticals, Inc.* (a)	25,814	111,516
Synta Pharmaceuticals Corp.* (a)	13,191	65,823
Targacept, Inc.*	8,846	37,772
TESARO, Inc.*	4,299	140,749
Tetraphase Pharmaceuticals, Inc.*	3,616	25,420
TG Therapeutics, Inc.*	4,047	25,860
Threshold Pharmaceuticals, Inc.* (a)	15,028	79,047
Trius Therapeutics, Inc.* (a)	11,947	97,010
Vanda Pharmaceuticals, Inc.*	9,045	73,084
Verastem, Inc.* (a)	4,567	63,390
Vical, Inc.* (a)	24,541	76,813
XOMA Corp.*	20,312	73,733
ZIOPHARM Oncology, Inc.* (a)	22,246	46,717

		16,586,598

Building Products 0.7%
AAON, Inc.	6,028	199,406
American Woodmark Corp.*	3,229	112,046
Apogee Enterprises, Inc.	9,233	221,592
Builders FirstSource, Inc.* (a)	14,484	86,614
Gibraltar Industries, Inc.*	9,896	144,086
Griffon Corp.	14,395	161,944
Insteel Industries, Inc.	5,803	101,669
NCI Building Systems, Inc.*	6,656	101,770
Nortek, Inc.*	2,883	185,752
Patrick Industries, Inc.*	2,135	44,387
PGT, Inc.*	10,658	92,405
Ply Gem Holdings, Inc.*	5,070	101,704
Quanex Building Products Corp. (a)	11,947	201,187
Simpson Manufacturing Co., Inc.	13,033	383,431
Trex Co., Inc.* (a)	5,527	262,477
Universal Forest Products, Inc.	6,362	253,971
USG Corp.*	24,441	563,365

		3,217,806

Capital Markets 2.6%
Apollo Investment Corp.	72,356	560,035
Arlington Asset Investment Corp., Class A	4,732	126,534
BGC Partners, Inc., Class A	40,817	240,412
BlackRock Kelso Capital Corp.	23,942	224,097
Calamos Asset Management, Inc., Class A	6,416	67,368
Capital Southwest Corp.	1,073	147,892

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
CIFC Corp.*	2,138	$16,142
Cohen & Steers, Inc.	6,057	205,817
Cowen Group, Inc., Class A*	31,212	90,515
Diamond Hill Investment Group, Inc.	898	76,375
Evercore Partners, Inc., Class A	10,161	399,124
FBR & Co.*	2,799	70,703
Fidus Investment Corp. (a)	4,427	82,829
Fifth Street Finance Corp.	38,925	406,766
Financial Engines, Inc. (a)	15,733	717,268
Firsthand Technology Value Fund, Inc.*	2,750	54,615
FXCM, Inc., Class A (a)	11,710	192,161
GAMCO Investors, Inc., Class A	1,944	107,717
Garrison Capital, Inc.	1,861	28,697
GFI Group, Inc.	22,277	87,103
Gladstone Capital Corp.	6,780	55,393
Gladstone Investment Corp.	8,357	61,424
Golub Capital BDC, Inc. (a)	11,086	194,005
Greenhill & Co., Inc.	9,070	414,862
GSV Capital Corp.* (a)	6,242	49,062
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	4,708	55,931
Hercules Technology Growth Capital, Inc. (a)	19,850	276,709
HFF, Inc., Class A	10,670	189,606
Horizon Technology Finance Corp.	2,599	35,710
ICG Group, Inc.* (a)	12,247	139,616
INTL. FCStone, Inc.*	4,478	78,141
Investment Technology Group, Inc.* (a)	11,987	167,578
Janus Capital Group, Inc.	47,840	407,118
JMP Group, Inc.	5,039	33,459
KCAP Financial, Inc. (a)	9,077	102,207
Knight Capital Group, Inc., Class A*	60,069	215,648
Ladenburg Thalmann Financial Services, Inc.*	33,043	54,521
Main Street Capital Corp. (a)	11,155	308,882
Manning & Napier, Inc.	4,392	78,002
MCG Capital Corp.	23,090	120,299
Medallion Financial Corp.	5,983	83,224
Medley Capital Corp. (a)	9,309	126,416
MVC Capital, Inc.	7,715	97,132
New Mountain Finance Corp. (a)	10,008	141,713
NGP Capital Resources Co.	6,865	42,083
Oppenheimer Holdings, Inc., Class A	3,205	61,023
PennantPark Floating Rate Capital Ltd.	3,229	45,916
PennantPark Investment Corp. (a)	21,467	237,210
Piper Jaffray Cos.*	5,554	175,562
Prospect Capital Corp. (a)	78,183	844,376
Pzena Investment Management, Inc., Class A	3,459	22,553
Safeguard Scientifics, Inc.*	6,763	108,546
Solar Capital Ltd.	14,503	334,874
Solar Senior Capital Ltd.	3,684	67,822
Stellus Capital Investment Corp. (a)	3,828	57,611
Stifel Financial Corp.* (a)	20,426	728,595
SWS Group, Inc.*	9,365	51,039

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
TCP Capital Corp.	8,278	$138,822
THL Credit, Inc.	8,404	127,657
TICC Capital Corp. (a)	16,883	162,415
Triangle Capital Corp. (a)	8,888	244,509
Virtus Investment Partners, Inc.*	1,866	328,920
Walter Investment Management Corp.*	11,866	401,190
Westwood Holdings Group, Inc.	2,211	94,896
WhiteHorse Finance, Inc. (a)	2,231	35,138
WisdomTree Investments, Inc.*	32,272	373,387

		12,072,972

Chemicals 2.3%
A. Schulman, Inc.	9,468	253,932
ADA-ES, Inc.*	3,235	136,258
American Pacific Corp.*	1,874	53,128
American Vanguard Corp.	9,173	214,923
Arabian American Development Co.*	6,468	56,272
Axiall Corp.	22,447	955,793
Balchem Corp.	9,544	427,094
Calgon Carbon Corp.*	17,405	290,315
Chase Corp.	2,120	47,403
Chemtura Corp.*	31,618	641,845
Ferro Corp.*	23,350	162,283
Flotek Industries, Inc.*	15,370	275,738
FutureFuel Corp.	6,931	98,212
GSE Holding, Inc.*	2,612	15,124
H.B. Fuller Co.	16,173	611,501
Hawkins, Inc.	3,022	119,037
Innophos Holdings, Inc.	7,056	332,832
Innospec, Inc.	7,564	303,922
Intrepid Potash, Inc.	17,531	333,966
KMG Chemicals, Inc.	2,622	55,324
Koppers Holdings, Inc.	6,657	254,164
Kraton Performance Polymers, Inc.*	10,464	221,837
Landec Corp.*	8,288	109,484
LSB Industries, Inc.*	6,140	186,717
Minerals Technologies, Inc.	11,204	463,173
Olin Corp.	25,826	617,758
OM Group, Inc.*	10,284	317,981
OMNOVA Solutions, Inc.*	15,255	122,193
Penford Corp.*	2,963	39,675
PolyOne Corp.	31,962	792,018
Quaker Chemical Corp.	4,227	262,116
Sensient Technologies Corp.	16,088	651,081
Stepan Co.	6,048	336,329
Taminco Corp.*	5,057	103,112
Tredegar Corp.	7,925	203,673
Zep, Inc.	7,255	114,847
Zoltek Cos., Inc.*	8,864	114,434

		10,295,494

Commercial Banks 7.0%
1st Source Corp.	4,885	116,068

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
1st United Bancorp, Inc.	9,774	$65,681
Access National Corp.	2,334	30,295
American National Bankshares, Inc.	2,501	58,123
Ameris Bancorp* (a)	7,745	130,503
Ames National Corp.	2,977	67,756
Arrow Financial Corp.	3,411	84,422
Bancfirst Corp.	2,275	105,901
Banco Latinoamericano de Comercio Exterior SA, Class E	9,427	211,071
Bancorp, Inc. (The)*	10,691	160,258
BancorpSouth, Inc.	30,663	542,735
Bank of Kentucky Financial Corp. (The)	1,979	56,283
Bank of Marin Bancorp	1,798	71,920
Bank of the Ozarks, Inc.	10,011	433,777
Banner Corp.	6,283	212,303
Bar Harbor Bankshares	1,235	45,139
BBCN Bancorp, Inc.	25,479	362,311
BNC Bancorp	5,702	65,117
Boston Private Financial Holdings, Inc.	25,750	273,980
Bridge Bancorp, Inc.	2,945	66,262
Bridge Capital Holdings*	3,145	49,880
Bryn Mawr Bank Corp.	4,328	103,569
C&F Financial Corp.	1,054	58,739
Camden National Corp.	2,495	88,498
Capital Bank Financial Corp., Class A*	7,944	150,857
Capital City Bank Group, Inc.*	3,989	45,993
Cardinal Financial Corp.	9,758	142,857
Cascade Bancorp* (a)	2,238	13,898
Cathay General Bancorp	25,416	517,216
Center Bancorp, Inc.	3,942	50,024
Centerstate Banks, Inc.	9,841	85,420
Central Pacific Financial Corp.*	7,016	126,288
Century Bancorp, Inc., Class A	1,106	38,710
Chemical Financial Corp.	8,924	231,935
Chemung Financial Corp.	1,087	36,404
Citizens & Northern Corp.	3,999	77,261
City Holding Co.	5,077	197,749
CNB Financial Corp.	4,115	69,708
CoBiz Financial, Inc.	11,534	95,732
Columbia Banking System, Inc.	16,461	391,936
Community Bank System, Inc.	12,919	398,551
Community Trust Bancorp, Inc.	4,565	162,605
ConnectOne Bancorp, Inc.*	589	18,106
Crescent Financial Bancshares, Inc.*	3,700	16,206
CU Bancorp*	2,978	47,052
Customers Bancorp, Inc.*	6,400	104,000
CVB Financial Corp.	29,544	347,437
Eagle Bancorp, Inc.*	7,177	160,626
Enterprise Bancorp, Inc.	2,285	42,250
Enterprise Financial Services Corp.	5,889	93,988
Farmers Capital Bank Corp.*	2,364	51,275
Fidelity Southern Corp.*	3,318	41,044
Financial Institutions, Inc.	4,485	82,569

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
First Bancorp	6,304	$88,886
First Bancorp, Inc.	3,070	53,664
First BanCorp, Puerto Rico* (a)	23,172	164,058
First Busey Corp.	23,677	106,546
First Commonwealth Financial Corp.	31,704	233,658
First Community Bancshares, Inc.	5,791	90,803
First Connecticut Bancorp, Inc.	5,602	77,980
First Financial Bancorp	18,764	279,584
First Financial Bankshares, Inc. (a)	10,169	566,007
First Financial Corp.	3,665	113,578
First Financial Holdings, Inc.	5,347	113,410
First Interstate BancSystem, Inc.	5,627	116,648
First M&F Corp.	2,622	41,454
First Merchants Corp.	9,321	159,855
First Midwest Bancorp, Inc.	24,228	332,408
First NBC Bank Holding Co.*	1,328	32,403
First of Long Island Corp. (The)	2,616	86,825
First Security Group, Inc.*	19,937	43,263
FirstMerit Corp.	53,362	1,068,841
Flushing Financial Corp.	9,967	163,957
FNB Corp.	46,644	563,460
FNB United Corp.*	3,443	27,923
German American Bancorp, Inc.	4,151	93,481
Glacier Bancorp, Inc. (a)	23,225	515,363
Great Southern Bancorp, Inc.	3,362	90,640
Guaranty Bancorp	4,873	55,309
Hampton Roads Bankshares, Inc.*	10,328	13,323
Hancock Holding Co.	27,293	820,700
Hanmi Financial Corp.*	10,204	180,305
Heartland Financial USA, Inc.	4,837	132,969
Heritage Commerce Corp.*	6,813	47,691
Heritage Financial Corp.	4,996	73,191
Heritage Oaks Bancorp*	6,439	39,729
Home BancShares, Inc. (a)	14,614	379,526
Home Federal Bancorp, Inc.	4,744	60,439
HomeTrust Bancshares, Inc.*	6,767	114,768
Horizon Bancorp	2,754	56,209
Hudson Valley Holding Corp.	5,276	89,586
IBERIABANK Corp.	9,567	512,887
Independent Bank Corp.	7,340	253,230
Independent Bank Group, Inc.*	1,204	36,602
International Bancshares Corp.	17,223	388,895
Intervest Bancshares Corp., Class A*	5,644	37,702
Investors Bancorp, Inc.	14,953	315,209
Lakeland Bancorp, Inc.	9,705	101,223
Lakeland Financial Corp.	5,337	148,102
LCNB Corp.	1,837	41,075
Macatawa Bank Corp.*	7,491	37,755
MainSource Financial Group, Inc.	6,593	88,544
MB Financial, Inc.	17,660	473,288
Mercantile Bank Corp.	2,805	50,406
Merchants Bancshares, Inc.	1,828	54,054
Metro Bancorp, Inc.*	4,595	92,038

10

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
MetroCorp Bancshares, Inc.	5,093	$49,708
Middleburg Financial Corp.	1,690	32,279
MidSouth Bancorp, Inc.	2,724	42,304
MidWestOne Financial Group, Inc.	2,143	51,561
National Bank Holdings Corp., Class A	16,776	330,487
National Bankshares, Inc. (a)	2,297	81,612
National Penn Bancshares, Inc.	37,799	384,038
NBT Bancorp, Inc.	14,168	299,937
NewBridge Bancorp*	7,979	47,794
Northrim BanCorp, Inc.	2,076	50,218
OFG Bancorp (a)	14,723	266,634
Old National Bancorp	32,688	452,075
OmniAmerican Bancorp, Inc.*	3,753	82,679
Pacific Continental Corp.	5,875	69,325
Pacific Premier Bancorp, Inc.*	4,848	59,243
PacWest Bancorp	12,219	374,512
Palmetto Bancshares, Inc.*	1,400	18,200
Park National Corp.	3,729	256,518
Park Sterling Corp.*	14,407	85,145
Peapack Gladstone Financial Corp.	2,874	50,295
Penns Woods Bancorp, Inc.	1,262	52,827
Peoples Bancorp, Inc.	3,476	73,274
Pinnacle Financial Partners, Inc.*	11,303	290,600
Preferred Bank, Los Angeles*	3,816	62,888
PrivateBancorp, Inc.	20,909	443,480
Prosperity Bancshares, Inc.	19,379	1,003,638
Renasant Corp.	8,174	198,955
Republic Bancorp, Inc., Class A	3,213	70,429
S&T Bancorp, Inc.	9,662	189,375
Sandy Spring Bancorp, Inc.	8,083	174,754
SCBT Financial Corp.	5,468	275,533
Seacoast Banking Corp. of Florida*	24,016	52,835
Sierra Bancorp	3,987	59,008
Simmons First National Corp., Class A	5,379	140,338
Southside Bancshares, Inc.	5,812	138,791
Southwest Bancorp, Inc.*	6,387	84,308
State Bank Financial Corp.	10,346	155,500
StellarOne Corp.	7,375	144,919
Sterling Bancorp	10,078	117,106
Sterling Financial Corp.	10,930	259,915
Suffolk Bancorp*	3,687	60,246
Sun Bancorp, Inc.*	13,571	46,006
Susquehanna Bancshares, Inc.	60,069	771,887
SY Bancorp, Inc.	4,466	109,551
Taylor Capital Group, Inc.*	5,560	93,908
Texas Capital Bancshares, Inc.*	13,134	582,624
Tompkins Financial Corp.	4,626	209,049
TowneBank (a)	8,563	126,047
TriCo Bancshares	5,169	110,255
Tristate Capital Holdings, Inc.*	2,067	28,421
Trustmark Corp.	21,667	532,575
UMB Financial Corp.	10,459	582,253
Umpqua Holdings Corp.	36,081	541,576

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Union First Market Bankshares Corp.	6,566	$135,194
United Bankshares, Inc. (a)	10,672	282,274
United Community Banks, Inc.*	13,905	172,700
Univest Corp. of Pennsylvania	5,465	104,218
ViewPoint Financial Group, Inc.	12,796	266,285
Virginia Commerce Bancorp, Inc.*	8,758	122,262
Washington Banking Co.	5,067	71,951
Washington Trust Bancorp, Inc.	4,718	134,557
Webster Financial Corp.	29,025	745,362
WesBanco, Inc.	8,373	221,298
West Bancorporation, Inc.	5,171	60,759
Westamerica Bancorporation (a)	8,716	398,234
Western Alliance Bancorp*	23,877	377,973
Wilshire Bancorp, Inc.	20,079	132,923
Wintrust Financial Corp.	11,930	456,680
Yadkin Financial Corp.*	4,537	63,699

		31,831,542

Commercial Services & Supplies 2.1%
A.T. Cross Co., Class A*	3,074	52,104
ABM Industries, Inc.	17,566	430,543
ACCO Brands Corp.*	36,552	232,471
Acorn Energy, Inc. (a)	5,941	50,142
ARC Document Solutions, Inc.*	11,882	47,528
Brink’s Co. (The)	15,413	393,186
Casella Waste Systems, Inc., Class A*	12,157	52,397
CECO Environmental Corp.	3,210	39,483
Cenveo, Inc.* (a)	17,315	36,881
CompX International, Inc.	427	5,961
Consolidated Graphics, Inc.*	2,334	109,721
Courier Corp.	3,626	51,779
Deluxe Corp.	16,364	567,013
EnerNOC, Inc.*	8,545	113,307
Ennis, Inc.	8,447	146,049
G&K Services, Inc., Class A	6,280	298,928
Healthcare Services Group, Inc.	22,008	539,636
Heritage-Crystal Clean, Inc.* (a)	2,797	40,864
Herman Miller, Inc.	18,856	510,432
HNI Corp.	14,628	527,632
InnerWorkings, Inc.*	14,205	154,124
Interface, Inc.	19,089	323,940
Intersections, Inc.	3,157	27,687
Kimball International, Inc., Class B	10,454	101,508
Knoll, Inc.	15,519	220,525
McGrath RentCorp (a)	8,107	276,935
Mine Safety Appliances Co.	9,121	424,582
Mobile Mini, Inc.*	12,340	409,071
Multi-Color Corp.	3,962	120,207
NL Industries, Inc.	2,200	24,860
Performant Financial Corp.*	7,137	82,718
Quad/Graphics, Inc. (a)	8,047	193,933
Schawk, Inc.	4,264	55,986
Standard Parking Corp.* (a)	4,963	106,506

11

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies (continued)
Steelcase, Inc., Class A	27,074	$394,739
Swisher Hygiene, Inc.* (a)	37,950	32,633
Team, Inc.*	6,600	249,810
Tetra Tech, Inc.*	20,871	490,677
TMS International Corp., Class A	4,565	67,699
TRC Cos., Inc.*	5,028	35,196
UniFirst Corp.	4,705	429,331
United Stationers, Inc.	13,018	436,754
US Ecology, Inc.	5,945	163,131
Viad Corp.	6,541	160,385
West Corp.	6,821	151,017

		9,380,011

Communications Equipment 1.9%
ADTRAN, Inc.	19,062	469,116
Alliance Fiber Optic Products, Inc.	1,833	36,678
Anaren, Inc.*	3,752	86,071
ARRIS Group, Inc.*	37,451	537,422
Aruba Networks, Inc.*	36,656	563,036
Aviat Networks, Inc.*	19,767	51,790
Bel Fuse, Inc., Class B	3,201	43,053
Black Box Corp.	5,197	131,588
CalAmp Corp.*	11,299	164,965
Calix, Inc.*	12,837	129,654
Ciena Corp.* (a)	32,642	633,908
Comtech Telecommunications Corp.	5,414	145,582
Digi International, Inc.*	8,351	78,249
Emulex Corp.*	29,140	189,993
Extreme Networks*	30,014	103,548
Finisar Corp.* (a)	29,986	508,263
Globecomm Systems, Inc.*	7,625	96,380
Harmonic, Inc.*	36,357	230,867
Infinera Corp.* (a)	37,285	397,831
InterDigital, Inc.	13,241	591,211
Ixia*	18,141	333,794
KVH Industries, Inc.*	4,975	66,217
NETGEAR, Inc.*	12,388	378,330
Numerex Corp., Class A*	4,439	49,539
Oplink Communications, Inc.*	6,134	106,548
ParkerVision, Inc.* (a)	28,429	129,352
PC-Tel, Inc.	5,796	49,150
Plantronics, Inc.	13,917	611,235
Procera Networks, Inc.* (a)	6,618	90,865
Ruckus Wireless, Inc.* (a)	13,973	178,994
ShoreTel, Inc.*	18,773	75,655
Sonus Networks, Inc.*	69,490	209,165
Symmetricom, Inc.*	13,231	59,407
Tellabs, Inc.	114,584	226,876
TESSCO Technologies, Inc.	1,748	46,147
Ubiquiti Networks, Inc.	4,039	70,844
ViaSat, Inc.*	12,719	908,900
Westell Technologies, Inc., Class A*	14,454	34,545

		8,814,768

Common Stocks (continued)

	Shares	Market Value

Computers & Peripherals 0.6%
Avid Technology, Inc.*	9,844	$57,883
Cray, Inc.*	12,756	250,528
Datalink Corp.*	5,111	54,381
Electronics for Imaging, Inc.*	14,936	422,539
Fusion-io, Inc.*	24,438	347,997
Hutchinson Technology, Inc.*	7,496	35,456
Imation Corp.*	10,717	45,333
Immersion Corp.*	9,007	119,343
Intermec, Inc.*	19,481	191,498
QLogic Corp.*	28,654	273,932
Quantum Corp.*	68,596	93,976
Silicon Graphics International Corp.*	10,900	145,842
STEC, Inc.* (a)	10,863	72,999
Super Micro Computer, Inc.*	10,201	108,539
Synaptics, Inc.*	10,451	402,991

		2,623,237

Construction & Engineering 0.9%
Aegion Corp.*	12,610	283,851
Ameresco, Inc., Class A*	6,340	57,123
Argan, Inc.	4,457	69,529
Comfort Systems USA, Inc.	12,016	179,279
Dycom Industries, Inc.*	10,659	246,649
EMCOR Group, Inc.	21,592	877,715
Furmanite Corp.*	12,120	81,083
Granite Construction, Inc.	12,496	371,881
Great Lakes Dredge & Dock Corp.	19,068	149,112
Layne Christensen Co.* (a)	6,394	124,747
MasTec, Inc.*	19,106	628,587
Michael Baker Corp.	2,791	75,664
MYR Group, Inc.*	6,718	130,665
Northwest Pipe Co.*	3,026	84,425
Orion Marine Group, Inc.*	8,818	106,610
Pike Electric Corp.	8,339	102,570
Primoris Services Corp.	11,338	223,585
Sterling Construction Co., Inc.*	5,279	47,828
Tutor Perini Corp.*	11,909	215,434

		4,056,337

Construction Materials 0.2%
Headwaters, Inc.*	23,587	208,509
Texas Industries, Inc.*	7,007	456,436
United States Lime & Minerals, Inc.*	615	32,134
US Concrete, Inc.*	4,281	70,294

		767,373

Consumer Finance 0.8%
Cash America International, Inc. (a)	9,183	417,459
Consumer Portfolio Services, Inc.*	5,422	39,798
Credit Acceptance Corp.*	2,292	240,775
DFC Global Corp.*	13,054	180,276
Encore Capital Group, Inc.*	7,505	248,491
EZCORP, Inc., Class A*	16,388	276,629
First Cash Financial Services, Inc.*	9,394	462,279

12

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Consumer Finance (continued)
First Marblehead Corp. (The)* (a)	29,007	$34,228
Green Dot Corp., Class A* (a)	8,288	165,346
Imperial Holdings, Inc.*	5,488	37,593
Nelnet, Inc., Class A	7,382	266,416
Netspend Holdings, Inc.*	11,297	180,413
Nicholas Financial, Inc.	3,311	50,062
Portfolio Recovery Associates, Inc.*	5,440	835,747
Regional Management Corp.*	1,717	42,925
World Acceptance Corp.* (a)	2,995	260,385

		3,738,822

Containers & Packaging 0.3%
AEP Industries, Inc.*	1,398	103,997
Berry Plastics Group, Inc.*	17,787	392,559
Boise, Inc.	32,408	276,764
Graphic Packaging Holding Co.*	67,301	520,910
Myers Industries, Inc.	9,101	136,606
UFP Technologies, Inc.*	1,796	35,166

		1,466,002

Distributors 0.3%
Core-Mark Holding Co., Inc.	3,688	234,188
Pool Corp. (a)	14,980	785,102
VOXX International Corp.*	5,966	73,203
Weyco Group, Inc. (a)	2,105	53,046

		1,145,539

Diversified Consumer Services 1.2%
American Public Education, Inc.*	5,669	210,660
Ascent Capital Group, Inc., Class A*	4,546	354,906
Bridgepoint Education, Inc.* (a)	5,880	71,618
Bright Horizons Family Solutions, Inc.*	3,790	131,551
Capella Education Co.*	3,560	148,274
Career Education Corp.*	17,441	50,579
Carriage Services, Inc.	5,081	86,123
Coinstar, Inc.* (a)	9,043	530,553
Corinthian Colleges, Inc.* (a)	25,853	57,911
Education Management Corp.* (a)	7,856	44,151
Grand Canyon Education, Inc.*	14,588	470,171
Hillenbrand, Inc.	17,689	419,406
ITT Educational Services, Inc.*	7,490	182,756
JTH Holding, Inc., Class A*	1,415	22,994
K12, Inc.*	8,706	228,706
LifeLock, Inc.*	19,473	228,029
Lincoln Educational Services Corp.	7,751	40,848
Mac-Gray Corp.	3,976	56,459
Matthews International Corp., Class A	8,885	334,964
Regis Corp.	15,285	250,980
Sotheby’s	21,955	832,314
Steiner Leisure Ltd.*	4,720	249,499
Stewart Enterprises, Inc., Class A	23,341	305,534
Strayer Education, Inc. (a)	3,484	170,124
Universal Technical Institute, Inc.	6,866	70,926

		5,550,036

Common Stocks (continued)

	Shares	Market Value

Diversified Financial Services 0.3%
California First National Bancorp	792	$13,068
Gain Capital Holdings, Inc.	3,693	23,303
MarketAxess Holdings, Inc.	12,071	564,319
Marlin Business Services Corp.	2,691	61,301
NewStar Financial, Inc.*	8,489	113,074
PHH Corp.*	18,364	374,258
PICO Holdings, Inc.*	7,329	153,616
Resource America, Inc., Class A	3,988	33,898

		1,336,837

Diversified Telecommunication Services 0.6%
8x8, Inc.*	23,149	190,748
Atlantic Tele-Network, Inc.	2,975	147,739
Cbeyond, Inc.*	8,686	68,098
Cincinnati Bell, Inc.*	67,055	205,188
Cogent Communications Group, Inc.	15,188	427,542
Consolidated Communications Holdings, Inc.	12,982	226,017
FairPoint Communications, Inc.*	6,869	57,356
General Communication, Inc., Class A*	10,220	80,023
Hawaiian Telcom Holdco, Inc.*	3,320	83,531
HickoryTech Corp.	4,479	47,612
IDT Corp., Class B	4,978	93,039
inContact, Inc.* (a)	17,124	140,759
Iridium Communications, Inc.*	20,494	159,033
Lumos Networks Corp.	4,992	85,363
magicJack VocalTec Ltd.* (a)	5,959	84,558
Neutral Tandem, Inc.	10,414	59,881
ORBCOMM, Inc.*	11,587	52,026
Premiere Global Services, Inc.*	15,507	187,170
Primus Telecommunications Group, Inc.	3,899	46,554
Towerstream Corp.* (a)	21,213	54,093
Vonage Holdings Corp.*	46,603	131,886

		2,628,216

Electric Utilities 1.4%
ALLETE, Inc.	12,812	638,678
Cleco Corp.	19,442	902,692
El Paso Electric Co.	12,942	456,982
Empire District Electric Co. (The)	13,767	307,142
IDACORP, Inc.	16,154	771,515
MGE Energy, Inc.	7,438	407,305
Otter Tail Corp.	11,683	331,797
PNM Resources, Inc.	25,634	568,819
Portland General Electric Co.	24,345	744,714
UIL Holdings Corp.	16,321	624,278
Unitil Corp.	4,481	129,411
UNS Energy Corp.	13,288	594,372

		6,477,705

Electrical Equipment 1.6%
Acuity Brands, Inc.	13,780	1,040,666
American Superconductor Corp.*	14,272	37,678
AZZ, Inc.	8,195	315,999

13

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
Belden, Inc. (a)	14,165	$707,258
Brady Corp., Class A	14,854	456,463
Capstone Turbine Corp.* (a)	98,125	114,806
Coleman Cable, Inc.	2,771	50,044
Encore Wire Corp.	6,612	225,469
EnerSys, Inc.	15,474	758,845
Enphase Energy, Inc.* (a)	5,101	39,431
Franklin Electric Co., Inc.	15,254	513,297
FuelCell Energy, Inc.* (a)	51,759	65,734
Generac Holdings, Inc.	16,580	613,626
General Cable Corp.	15,966	490,955
Global Power Equipment Group, Inc.	5,495	88,579
GrafTech International Ltd.*	37,457	272,687
II-VI, Inc.* (a)	16,424	267,054
LSI Industries, Inc.	6,865	55,538
Polypore International, Inc.*	14,986	603,936
Powell Industries, Inc.*	2,954	152,574
Power Solutions International, Inc.*	600	20,154
PowerSecure International, Inc.*	6,063	91,127
Preformed Line Products Co.	821	54,441
Revolution Lighting Technologies, Inc.*	9,534	38,136
Thermon Group Holdings, Inc.*	8,685	177,174
Vicor Corp.*	5,763	39,477

		7,291,148

Electronic Equipment, Instruments & Components 2.4%
Aeroflex Holding Corp.*	6,363	50,204
Agilysys, Inc.*	4,602	51,957
Anixter International, Inc.* (a)	8,716	660,760
Audience, Inc.*	3,059	40,409
Badger Meter, Inc.	4,625	206,044
Benchmark Electronics, Inc.*	17,477	351,288
Checkpoint Systems, Inc.*	13,151	186,613
Cognex Corp.	13,975	631,950
Coherent, Inc.	7,831	431,253
CTS Corp. (a)	10,804	147,367
Daktronics, Inc.	11,805	121,119
DTS, Inc.*	5,884	121,093
Electro Rent Corp.	6,062	101,781
Electro Scientific Industries, Inc.	7,655	82,368
Fabrinet*	9,074	127,036
FARO Technologies, Inc.*	5,498	185,942
FEI Co.	12,402	905,222
GSI Group, Inc.*	9,768	78,535
Insight Enterprises, Inc.*	14,002	248,396
InvenSense, Inc.* (a)	18,243	280,577
Itron, Inc.*	12,687	538,309
KEMET Corp.*	14,494	59,570
Littelfuse, Inc.	7,105	530,104
Maxwell Technologies, Inc.* (a)	9,421	67,360
Measurement Specialties, Inc.*	4,955	230,556
Mercury Systems, Inc.*	10,361	95,528
Mesa Laboratories, Inc.	846	45,794

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	11,940	$203,099
MTS Systems Corp.	5,088	287,981
Multi-Fineline Electronix, Inc.*	2,808	41,586
Navarre Corp.*	12,622	34,837
Neonode, Inc.* (a)	8,038	47,826
Newport Corp.*	12,570	175,100
OSI Systems, Inc.*	6,411	412,997
Park Electrochemical Corp.	6,708	161,059
PC Connection, Inc.	2,993	46,242
Plexus Corp.*	10,969	327,863
Power-One, Inc.*	21,530	136,070
Radisys Corp.*	7,462	35,892
RealD, Inc.* (a)	13,048	181,367
Richardson Electronics Ltd.	3,931	46,150
Rofin-Sinar Technologies, Inc.*	9,102	227,004
Rogers Corp.*	5,476	259,124
Sanmina Corp.*	26,629	382,126
ScanSource, Inc.*	8,966	286,912
SYNNEX Corp.*	8,479	358,492
TTM Technologies, Inc.*	17,054	143,254
Uni-Pixel, Inc.*	3,248	47,616
Universal Display Corp.* (a)	12,940	363,743
Viasystems Group, Inc.*	1,227	14,147
Vishay Precision Group, Inc.*	3,985	60,333
Zygo Corp.*	5,333	84,315

		10,942,270

Energy Equipment & Services 2.1%
Basic Energy Services, Inc.* (a)	9,638	116,523
Bolt Technology Corp.	2,756	47,073
Bristow Group, Inc.	11,621	759,084
C&J Energy Services, Inc.*	14,484	280,555
Cal Dive International, Inc.* (a)	31,555	59,323
CARBO Ceramics, Inc.	6,348	428,046
Dawson Geophysical Co.*	2,586	95,320
Era Group, Inc.*	6,434	168,249
Exterran Holdings, Inc.*	18,524	520,895
Forum Energy Technologies, Inc.*	12,614	383,844
Geospace Technologies Corp.* (a)	4,155	287,027
Global Geophysical Services, Inc.*	7,271	34,319
Gulf Island Fabrication, Inc.	4,653	89,105
GulfMark Offshore, Inc., Class A	8,586	387,143
Helix Energy Solutions Group, Inc.*	34,071	784,996
Hercules Offshore, Inc.*	51,323	361,314
Hornbeck Offshore Services, Inc.*	11,510	615,785
ION Geophysical Corp.*	42,873	258,096
Key Energy Services, Inc.*	48,998	291,538
Lufkin Industries, Inc.	10,909	965,119
Matrix Service Co.*	8,400	130,872
Mitcham Industries, Inc.* (a)	4,120	69,134
Natural Gas Services Group, Inc.*	3,990	93,725
Newpark Resources, Inc.*	27,761	305,093
Nuverra Environmental Solutions, Inc.* (a)	45,969	133,310

14

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services (continued)
Parker Drilling Co.*	38,348	$190,973
PHI, Inc., Non-Voting Shares*	4,061	139,292
Pioneer Energy Services Corp.*	20,022	132,546
RigNet, Inc.*	3,830	97,588
SEACOR Holdings, Inc.	6,438	534,676
Tesco Corp.* (a)	9,735	128,989
TETRA Technologies, Inc.*	25,205	258,603
TGC Industries, Inc.	4,880	40,114
Vantage Drilling Co.* (a)	64,496	131,572
Willbros Group, Inc.*	13,024	79,967

		9,399,808

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	6,010	319,672
Arden Group, Inc., Class A	372	41,065
Casey’s General Stores, Inc.	12,332	741,893
Chefs’ Warehouse Inc. (The)*	4,456	76,643
Fairway Group Holdings Corp.*	5,040	121,817
Harris Teeter Supermarkets, Inc.	15,890	744,606
Ingles Markets, Inc., Class A	4,004	101,101
Nash Finch Co.	3,959	87,138
Natural Grocers by Vitamin Cottage, Inc.* (a)	2,834	87,854
Pantry, Inc. (The)*	7,590	92,446
PriceSmart, Inc.	6,070	531,914
Rite Aid Corp.* (a)	234,771	671,445
Roundy’s, Inc. (a)	8,083	67,331
Spartan Stores, Inc.	7,031	129,652
SUPERVALU, Inc.* (a)	65,350	406,477
Susser Holdings Corp.*	5,797	277,560
United Natural Foods, Inc.*	15,853	855,904
Village Super Market, Inc., Class A	2,070	68,496
Weis Markets, Inc.	3,546	159,818

		5,582,832

Food Products 1.7%
Alico, Inc.	943	37,824
Annie’s, Inc.*	4,385	187,415
B&G Foods, Inc. (a)	17,006	579,054
Boulder Brands, Inc.*	19,172	231,023
Calavo Growers, Inc.	3,947	107,319
Cal-Maine Foods, Inc.	4,793	222,922
Chiquita Brands International, Inc.*	14,941	163,156
Darling International, Inc.*	38,017	709,397
Diamond Foods, Inc.* (a)	7,160	148,570
Dole Food Co., Inc.*	16,472	210,018
Farmer Bros. Co.*	1,941	27,290
Fresh Del Monte Produce, Inc. (a)	12,159	338,993
Griffin Land & Nurseries, Inc.	867	24,727
Hain Celestial Group, Inc. (The)* (a)	12,347	802,185
Inventure Foods, Inc.*	4,461	37,294
J&J Snack Foods Corp.	4,802	373,596
John B. Sanfilippo & Son, Inc.	2,672	53,867
Lancaster Colony Corp.	5,947	463,806

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Lifeway Foods, Inc.	1,555	$26,995
Limoneira Co.	3,210	66,543
Omega Protein Corp.*	6,473	58,128
Pilgrim’s Pride Corp.*	19,515	291,554
Post Holdings, Inc.*	10,488	457,906
Sanderson Farms, Inc.	7,400	491,508
Seaboard Corp.	95	257,260
Seneca Foods Corp., Class A*	2,631	80,719
Snyders-Lance, Inc.	15,253	433,338
Tootsie Roll Industries, Inc. (a)	6,313	200,627
TreeHouse Foods, Inc.*	11,650	763,541

		7,846,575

Gas Utilities 1.0%
Chesapeake Utilities Corp.	3,104	159,825
Delta Natural Gas Co., Inc.	2,105	44,731
Laclede Group, Inc. (The)	10,477	478,380
New Jersey Resources Corp.	13,436	557,997
Northwest Natural Gas Co.	8,664	368,047
Piedmont Natural Gas Co., Inc.	24,296	819,747
South Jersey Industries, Inc.	10,282	590,290
Southwest Gas Corp.	14,899	697,124
WGL Holdings, Inc.	16,630	718,748

		4,434,889

Health Care Equipment & Supplies 3.3%
Abaxis, Inc.	7,107	337,654
ABIOMED, Inc.*	12,445	268,314
Accuray, Inc.* (a)	23,838	136,830
Align Technology, Inc.* (a)	23,526	871,403
Alphatec Holdings, Inc.*	19,738	40,463
Analogic Corp.	3,938	286,804
AngioDynamics, Inc.*	7,951	89,687
Anika Therapeutics, Inc.*	3,909	66,453
Antares Pharma, Inc.* (a)	36,207	150,621
ArthroCare Corp.*	9,060	312,842
AtriCure, Inc.*	6,698	63,631
Atrion Corp.	504	110,230
Biolase, Inc.*	10,143	36,312
Cantel Medical Corp.	7,039	238,411
Cardiovascular Systems, Inc.*	6,719	142,443
Cerus Corp.* (a)	22,671	100,206
CONMED Corp.	8,932	279,036
CryoLife, Inc.	8,841	55,345
Cutera, Inc.*	4,657	40,982
Cyberonics, Inc.* (a)	8,890	461,924
Cynosure, Inc., Class A*	5,841	151,749
Derma Sciences, Inc.* (a)	4,373	58,380
DexCom, Inc.*	22,736	510,423
Endologix, Inc.*	20,168	267,831
Exactech, Inc.*	2,976	58,776
GenMark Diagnostics, Inc.*	9,307	96,309
Globus Medical, Inc., Class A* (a)	17,525	295,471

15

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Greatbatch, Inc.*	7,696	$252,352
Haemonetics Corp.* (a)	16,425	679,174
HeartWare International, Inc.*	5,258	500,088
ICU Medical, Inc.*	4,160	299,770
Insulet Corp.*	17,179	539,592
Integra LifeSciences Holdings Corp.*	6,412	234,872
Invacare Corp.	10,305	147,980
MAKO Surgical Corp.* (a)	13,512	162,820
Masimo Corp.	15,677	332,352
Medical Action Industries, Inc.*	4,598	35,405
Meridian Bioscience, Inc. (a)	13,363	287,304
Merit Medical Systems, Inc.*	13,709	152,855
Natus Medical, Inc.*	9,689	132,255
Navidea Biopharmaceuticals, Inc.* (a)	38,379	102,472
Neogen Corp.* (a)	7,693	427,423
NuVasive, Inc.*	14,237	352,935
NxStage Medical, Inc.* (a)	19,185	273,962
OraSure Technologies, Inc.*	17,712	68,723
Orthofix International NV*	6,210	167,049
PhotoMedex, Inc.* (a)	4,518	72,017
Quidel Corp.* (a)	9,048	230,995
Rochester Medical Corp.*	3,394	49,994
Rockwell Medical, Inc.*	12,388	44,721
RTI Biologics, Inc.*	18,191	68,398
Solta Medical, Inc.*	22,650	51,642
Spectranetics Corp.*	13,004	242,915
Staar Surgical Co.*	11,806	119,831
STERIS Corp.	18,959	812,962
SurModics, Inc.*	4,640	92,846
Symmetry Medical, Inc.*	12,126	102,101
TearLab Corp.*	8,205	87,137
Thoratec Corp.*	18,411	576,448
Tornier NV*	8,318	145,565
Unilife Corp.* (a)	29,474	93,433
Utah Medical Products, Inc.	1,040	56,472
Vascular Solutions, Inc.*	5,389	79,272
Volcano Corp.*	17,550	318,181
West Pharmaceutical Services, Inc.	11,120	781,291
Wright Medical Group, Inc.*	12,999	340,704
ZELTIQ Aesthetics, Inc.*	5,888	37,624

		15,082,462

Health Care Providers & Services 2.7%
Acadia Healthcare Co., Inc.*	11,390	376,667
Accretive Health, Inc.* (a)	18,882	204,114
Addus HomeCare Corp.*	1,748	34,506
Air Methods Corp. (a)	12,513	423,940
Alliance HealthCare Services, Inc.*	1,585	24,789
Almost Family, Inc.	2,632	50,008
Amedisys, Inc.*	10,051	116,793
AMN Healthcare Services, Inc.*	14,857	212,752
Amsurg Corp.*	10,294	361,319
Assisted Living Concepts, Inc., Class A*	6,299	75,336

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Bio-Reference Labs, Inc.* (a)	7,881	$226,579
BioScrip, Inc.*	18,746	309,309
Capital Senior Living Corp.*	9,191	219,665
Centene Corp.*	17,494	917,735
Chemed Corp. (a)	6,068	439,505
Chindex International, Inc.*	3,823	62,009
Corvel Corp.*	4,084	119,539
Cross Country Healthcare, Inc.*	8,679	44,784
Emeritus Corp.*	12,958	300,366
Ensign Group, Inc. (The)	6,239	219,738
ExamWorks Group, Inc.*	9,677	205,443
Five Star Quality Care, Inc.*	13,895	77,951
Gentiva Health Services, Inc.*	10,028	99,879
Hanger, Inc.*	11,157	352,896
HealthSouth Corp.*	28,068	808,358
Healthways, Inc.*	11,026	191,632
IPC The Hospitalist Co., Inc.* (a)	5,400	277,344
Kindred Healthcare, Inc.*	17,365	228,002
Landauer, Inc.	3,069	148,263
LHC Group, Inc.*	3,917	76,695
Magellan Health Services, Inc.*	8,706	488,233
Molina Healthcare, Inc.*	9,120	339,082
MWI Veterinary Supply, Inc.*	4,115	507,133
National HealthCare Corp.	3,457	165,245
National Research Corp., Class B (a)	411	14,360
National Research Corp., Class A*	2,717	48,906
Owens & Minor, Inc.	20,362	688,846
PharMerica Corp.*	9,534	132,141
Providence Service Corp. (The)*	3,429	99,750
Select Medical Holdings Corp.	15,596	127,887
Skilled Healthcare Group, Inc., Class A*	6,315	42,184
Team Health Holdings, Inc.*	22,071	906,456
Triple-S Management Corp., Class B*	7,571	162,549
U.S. Physical Therapy, Inc.	3,885	107,381
Universal American Corp.	12,340	109,703
USMD Holdings, Inc.*	327	9,676
Vanguard Health Systems, Inc.*	10,890	225,859
WellCare Health Plans, Inc.*	13,976	776,367

		12,157,674

Health Care Technology 0.8%
athenahealth, Inc.*	11,811	1,000,628
Computer Programs & Systems, Inc.	3,568	175,332
Greenway Medical Technologies, Inc.* (a)	4,594	56,690
HealthStream, Inc.*	6,465	163,694
HMS Holdings Corp.*	28,205	657,176
MedAssets, Inc.*	19,573	347,225
Medidata Solutions, Inc.*	8,547	661,965
Merge Healthcare, Inc.*	20,947	75,409
Omnicell, Inc.*	11,027	226,605
Quality Systems, Inc.	12,845	240,330
Vocera Communications, Inc.* (a)	6,756	99,313

		3,704,367

16

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure 2.9%
AFC Enterprises, Inc.* (a)	7,688	$276,307
Ameristar Casinos, Inc.	10,634	279,568
Biglari Holdings, Inc.*	389	159,646
BJ’s Restaurants, Inc.*	7,931	294,240
Bloomin’ Brands, Inc.*	17,759	441,844
Bob Evans Farms, Inc.	8,963	421,082
Boyd Gaming Corp.* (a)	18,204	205,705
Bravo Brio Restaurant Group, Inc.*	6,311	112,462
Buffalo Wild Wings, Inc.*	6,030	591,905
Caesars Entertainment Corp.* (a)	11,906	163,112
Carrols Restaurant Group, Inc.*	7,529	48,637
CEC Entertainment, Inc.	5,726	234,995
Cheesecake Factory, Inc. (The)	17,143	718,120
Churchill Downs, Inc.	4,410	347,728
Chuy’s Holdings, Inc.*	5,199	199,330
Cracker Barrel Old Country Store, Inc.	6,316	597,873
Del Frisco’s Restaurant Group, Inc.*	3,402	72,837
Denny’s Corp.*	29,623	166,481
DineEquity, Inc.	5,321	366,457
Diversified Restaurant Holdings, Inc.*	3,300	26,268
Einstein Noah Restaurant Group, Inc.	2,018	28,656
Fiesta Restaurant Group, Inc.*	6,372	219,133
Ignite Restaurant Group, Inc.*	2,293	43,269
International Speedway Corp., Class A	8,950	281,657
Interval Leisure Group, Inc.	12,662	252,227
Isle of Capri Casinos, Inc.*	6,934	52,005
Jack in the Box, Inc.*	14,301	561,886
Jamba, Inc.*	5,418	80,891
Krispy Kreme Doughnuts, Inc.*	21,056	367,427
Life Time Fitness, Inc.*	13,840	693,522
Luby’s, Inc.*	6,446	54,469
Marcus Corp.	5,960	75,811
Marriott Vacations Worldwide Corp.*	9,354	404,467
Monarch Casino & Resort, Inc.*	2,769	46,685
Morgans Hotel Group Co.* (a)	8,536	68,800
Multimedia Games Holding Co., Inc.*	9,295	242,321
Nathan’s Famous, Inc.*	867	45,301
Orient-Express Hotels Ltd., Class A*	30,819	374,759
Papa John’s International, Inc.* (a)	5,151	336,721
Pinnacle Entertainment, Inc.*	18,783	369,462
Red Robin Gourmet Burgers, Inc.*	4,557	251,455
Ruby Tuesday, Inc.*	19,628	181,166
Ruth’s Hospitality Group, Inc.	11,600	140,012
Scientific Games Corp., Class A*	15,401	173,261
SHFL Entertainment, Inc.*	18,102	320,586
Sonic Corp.* (a)	18,090	263,390
Speedway Motorsports, Inc.	3,731	64,919
Texas Roadhouse, Inc.	20,078	502,352
Town Sports International Holdings, Inc.	7,640	82,283
Vail Resorts, Inc.	11,544	710,187
WMS Industries, Inc.*	17,608	449,180

		13,462,857

Common Stocks (continued)

	Shares	Market Value

Household Durables 1.2%
American Greetings Corp., Class A	10,267	$187,065
Bassett Furniture Industries, Inc.	3,491	54,215
Beazer Homes USA, Inc.* (a)	8,109	142,070
Blyth, Inc. (a)	2,998	41,852
Cavco Industries, Inc.*	2,247	113,361
CSS Industries, Inc.	2,703	67,386
Ethan Allen Interiors, Inc. (a)	7,975	229,680
EveryWare Global, Inc.*	3,144	38,168
Flexsteel Industries, Inc.	1,565	38,155
Helen of Troy Ltd.*	10,252	393,369
Hooker Furniture Corp.	3,491	56,764
Hovnanian Enterprises, Inc., Class A* (a)	34,037	190,948
iRobot Corp.*	9,085	361,310
KB Home (a)	26,893	527,910
La-Z-Boy, Inc.	16,848	341,509
Libbey, Inc.*	6,787	162,684
Lifetime Brands, Inc.	3,224	43,782
M.D.C. Holdings, Inc.	12,609	409,919
M/I Homes, Inc.*	7,794	178,950
Meritage Homes Corp.*	11,622	503,930
NACCO Industries, Inc., Class A	1,605	91,934
Ryland Group, Inc. (The)	14,835	594,883
Skullcandy, Inc.*	5,919	32,318
Standard Pacific Corp.* (a)	47,654	396,958
TRI Pointe Homes, Inc.*	4,794	79,484
Universal Electronics, Inc.*	4,832	135,924
William Lyon Homes, Class A*	4,413	111,252
Zagg, Inc.* (a)	9,851	52,703

		5,578,483

Household Products 0.2%
Central Garden and Pet Co., Class A*	13,400	92,460
Harbinger Group, Inc.*	10,675	80,489
Oil-Dri Corp. of America	1,558	42,798
Orchids Paper Products Co.	1,880	49,350
Spectrum Brands Holdings, Inc.	6,915	393,256
WD-40 Co.	4,972	270,875

		929,228

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp. (a)	38,660	152,321
Dynegy, Inc.*	32,066	723,088
Genie Energy Ltd., Class B*	4,220	38,613
Ormat Technologies, Inc. (a)	5,694	133,923

		1,047,945

Industrial Conglomerates 0.1%
Raven Industries, Inc.	11,695	350,616

Information Technology Services 1.9%
Acxiom Corp.*	23,781	539,353
CACI International, Inc., Class A*	7,413	470,651
Cardtronics, Inc.*	14,431	398,296

17

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Cass Information Systems, Inc.	3,318	$152,960
CIBER, Inc.*	23,823	79,569
Computer Task Group, Inc.	4,975	114,276
Convergys Corp.	33,791	588,977
CSG Systems International, Inc.*	10,909	236,725
EPAM Systems, Inc.*	7,012	190,586
Euronet Worldwide, Inc.*	16,037	510,939
ExlService Holdings, Inc.*	10,464	309,316
Forrester Research, Inc.	4,041	148,264
Global Cash Access Holdings, Inc.*	21,208	132,762
Hackett Group, Inc. (The)	8,166	42,382
Heartland Payment Systems, Inc. (a)	11,682	435,155
Higher One Holdings, Inc.*	10,049	116,970
iGATE Corp.*	11,179	183,559
Lionbridge Technologies, Inc.*	18,936	54,914
ManTech International Corp., Class A	7,604	198,617
MAXIMUS, Inc.	10,983	818,014
ModusLink Global Solutions, Inc.*	11,952	38,007
MoneyGram International, Inc.*	6,916	156,647
PRGX Global, Inc.*	9,139	50,173
Sapient Corp.*	35,517	463,852
ServiceSource International, Inc.*	19,612	182,784
Syntel, Inc.	4,962	311,961
TeleTech Holdings, Inc.*	6,414	150,280
Unisys Corp.*	14,207	313,549
Virtusa Corp.*	6,556	145,281
WEX, Inc.*	12,476	956,909

		8,491,728

Insurance 2.5%
Ambac Financial Group, Inc.*	14,434	343,962
American Equity Investment Life Holding Co.	20,613	323,624
American Safety Insurance Holdings Ltd.*	3,059	88,558
AMERISAFE, Inc.	5,923	191,846
Amtrust Financial Services, Inc. (a)	9,048	323,014
Argo Group International Holdings Ltd.	8,742	370,573
Baldwin & Lyons, Inc., Class B	3,022	73,374
Citizens, Inc.* (a)	13,888	83,050
CNO Financial Group, Inc.	71,412	925,499
Crawford & Co., Class B	8,542	48,006
Donegal Group, Inc., Class A	2,415	33,738
Eastern Insurance Holdings, Inc.	2,060	38,625
eHealth, Inc.*	6,281	142,704
EMC Insurance Group, Inc.	1,465	38,471
Employers Holdings, Inc.	9,972	243,815
Enstar Group Ltd.*	3,055	406,254
FBL Financial Group, Inc., Class A	2,871	124,917
First American Financial Corp.	34,789	766,750
Fortegra Financial Corp.*	2,167	14,887
Global Indemnity PLC*	3,035	71,474
Greenlight Capital Re Ltd., Class A*	9,071	222,512
Hallmark Financial Services, Inc.*	4,586	41,916
HCI Group, Inc.	2,983	91,638

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Health Insurance Innovations, Inc., Class A*	1,374	$14,454
Hilltop Holdings, Inc.*	19,911	326,540
Horace Mann Educators Corp.	12,785	311,698
Independence Holding Co.	2,546	30,094
Infinity Property & Casualty Corp.	3,706	221,471
Investors Title Co.	406	28,802
Kansas City Life Insurance Co.	1,289	49,330
Maiden Holdings Ltd.	16,085	180,474
Markel Corp.*	1	527
Meadowbrook Insurance Group, Inc.	16,087	129,179
Montpelier Re Holdings Ltd.	14,880	372,149
National Financial Partners Corp.*	12,909	326,727
National Interstate Corp.	2,112	61,776
National Western Life Insurance Co., Class A	702	133,275
Navigators Group, Inc. (The)*	3,293	187,833
OneBeacon Insurance Group Ltd., Class A	7,286	105,501
Phoenix Cos., Inc. (The)*	1,869	80,367
Platinum Underwriters Holdings Ltd.	10,207	584,045
Primerica, Inc.	18,303	685,264
RLI Corp.	6,841	522,721
Safety Insurance Group, Inc.	4,150	201,316
Selective Insurance Group, Inc.	17,864	411,229
State Auto Financial Corp.	4,835	87,852
Stewart Information Services Corp.	6,856	179,559
Symetra Financial Corp.	26,138	417,947
Tower Group International Ltd.	18,412	377,630
United Fire Group, Inc.	6,639	164,846
Universal Insurance Holdings, Inc.	9,393	66,502

		11,268,315

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	8,334	51,587
Blue Nile, Inc.*	3,988	150,667
HSN, Inc.	10,878	584,366
Nutrisystem, Inc.	9,250	108,965
Orbitz Worldwide, Inc.* (a)	7,720	61,992
Overstock.com, Inc.* (a)	3,608	101,746
PetMed Express, Inc. (a)	6,514	82,076
Shutterfly, Inc.*	12,213	681,363
ValueVision Media, Inc., Class A*	12,572	64,243
Vitacost.com, Inc.*	7,127	60,223

		1,947,228

Internet Software & Services 2.9%
Active Network, Inc. (The)* (a)	17,296	130,931
Angie’s List, Inc.* (a)	13,584	360,655
Bankrate, Inc.* (a)	14,884	213,734
Bazaarvoice, Inc.* (a)	15,389	144,964
Blucora, Inc.*	13,243	245,525
Brightcove, Inc.*	8,999	78,831
Carbonite, Inc.*	3,911	48,457
ChannelAdvisor Corp.*	1,906	29,981
comScore, Inc.*	11,491	280,265

18

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Constant Contact, Inc.*	9,879	$158,755
Cornerstone OnDemand, Inc.*	12,974	561,644
CoStar Group, Inc.*	9,177	1,184,475
Dealertrack Technologies, Inc.*	13,988	495,595
Demand Media, Inc.* (a)	11,516	69,096
Demandware, Inc.*	5,156	218,666
Dice Holdings, Inc.*	13,099	120,642
Digital River, Inc.*	11,356	213,152
E2open, Inc.* (a)	4,702	82,285
EarthLink, Inc.	33,185	206,079
eGain Corp.*	4,135	39,779
Envestnet, Inc.*	7,262	178,645
ExactTarget, Inc.*	13,751	463,684
Global Eagle Entertainment, Inc.*	6,800	68,408
Internap Network Services Corp.*	17,274	142,856
IntraLinks Holdings, Inc.*	12,361	89,741
j2 Global, Inc. (a)	14,754	627,193
Keynote Systems, Inc.	5,242	103,582
Limelight Networks, Inc.*	17,336	39,006
Liquidity Services, Inc.* (a)	7,986	276,875
LivePerson, Inc.*	17,744	158,897
LogMeIn, Inc.*	7,808	190,984
Marchex, Inc., Class B	7,392	44,500
Marin Software, Inc.*	2,931	30,013
Market Leader, Inc.* (a)	7,622	81,555
Marketo, Inc.*	2,226	55,361
Millennial Media, Inc.* (a)	11,315	98,554
Monster Worldwide, Inc.* (a)	37,513	184,189
Move, Inc.*	12,830	164,481
Net Element International, Inc.*	600	3,114
NIC, Inc.	20,868	344,948
OpenTable, Inc.*	7,328	468,626
Perficient, Inc.*	10,801	144,085
QuinStreet, Inc.*	10,131	87,430
RealNetworks, Inc.*	7,378	55,778
Reis, Inc.*	2,614	48,333
Responsys, Inc.*	11,786	168,658
SciQuest, Inc.*	7,302	182,915
Shutterstock, Inc.*	2,378	132,645
Spark Networks, Inc.* (a)	5,591	47,244
SPS Commerce, Inc.*	4,820	265,100
Stamps.com, Inc.*	4,207	165,714
Support.com, Inc.*	16,252	74,272
TechTarget, Inc.*	4,586	20,499
Travelzoo, Inc.*	2,543	69,322
Trulia, Inc.* (a)	7,699	239,362
United Online, Inc.	29,953	227,044
Unwired Planet, Inc.*	28,397	55,374
ValueClick, Inc.*	24,514	605,005
VistaPrint NV* (a)	10,504	518,582
Vocus, Inc.*	6,066	63,814
Web.com Group, Inc.*	13,471	344,858
WebMD Health Corp.*	11,305	332,028
XO Group, Inc.*	8,594	96,253

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Xoom Corp.* (a)	2,355	$53,977
Yelp, Inc.*	9,562	332,471
Zillow, Inc., Class A* (a)	6,692	376,760
Zix Corp.*	19,913	84,232

		13,490,478

IT Services 0.1%
Blackhawk Network Holdings, Inc.*	3,674	85,237
EVERTEC, Inc.*	9,477	208,210
Planet Payment, Inc.*	13,500	37,260
Sykes Enterprises, Inc.*	12,633	199,096

		529,803

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.	4,232	190,355
Black Diamond, Inc.* (a)	7,237	68,028
Brunswick Corp.	29,092	929,489
Callaway Golf Co.	22,727	149,544
JAKKS Pacific, Inc. (a)	6,209	69,851
Johnson Outdoors, Inc., Class A*	1,608	40,039
LeapFrog Enterprises, Inc.* (a)	20,442	201,149
Marine Products Corp.	3,587	28,768
Nautilus, Inc.*	9,934	86,327
Smith & Wesson Holding Corp.* (a)	20,661	206,197
Steinway Musical Instruments, Inc.*	2,279	69,350
Sturm Ruger & Co., Inc. (a)	6,224	299,001

		2,338,098

Life Sciences Tools & Services 0.4%
Accelerate Diagnostics, Inc.*	3,301	26,804
Affymetrix, Inc.*	22,925	101,787
Albany Molecular Research, Inc.*	7,446	88,384
Cambrex Corp.*	9,688	135,341
Fluidigm Corp.*	8,155	142,386
Furiex Pharmaceuticals, Inc.*	2,151	73,285
Harvard Bioscience, Inc.*	8,327	39,387
Luminex Corp.* (a)	12,036	248,062
NeoGenomics, Inc.*	10,376	41,296
Pacific Biosciences of California, Inc.*	14,288	36,006
PAREXEL International Corp.*	18,282	839,875
Sequenom, Inc.* (a)	37,128	156,309

		1,928,922

Machinery 3.2%
Accuride Corp.*	12,956	65,557
Actuant Corp., Class A	23,530	775,784
Alamo Group, Inc.	2,273	92,784
Albany International Corp., Class A	8,998	296,754
Altra Holdings, Inc.	8,697	238,124
American Railcar Industries, Inc. (a)	3,054	102,340
Ampco-Pittsburgh Corp.	2,739	51,411
Astec Industries, Inc.	6,555	224,771
Barnes Group, Inc.	17,289	518,497

19

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Blount International, Inc.*	15,851	$187,359
Briggs & Stratton Corp.	15,503	306,959
Chart Industries, Inc.*	9,750	917,377
CIRCOR International, Inc.	5,651	287,410
CLARCOR, Inc.	15,968	833,689
Columbus McKinnon Corp.*	6,285	133,996
Commercial Vehicle Group, Inc.*	7,740	57,740
Douglas Dynamics, Inc.	7,188	93,300
Dynamic Materials Corp.	4,377	72,264
Energy Recovery, Inc.*	14,310	59,100
EnPro Industries, Inc.*	6,712	340,701
ESCO Technologies, Inc.	8,502	275,295
ExOne Co. (The)* (a)	1,952	120,477
Federal Signal Corp.*	20,131	176,146
Flow International Corp.*	15,402	56,833
FreightCar America, Inc.	3,849	65,395
Global Brass & Copper Holdings, Inc.*	2,547	33,722
Gorman-Rupp Co. (The)	4,858	154,679
Graham Corp.	3,230	96,997
Greenbrier Cos., Inc. (The)*	7,853	191,378
Hardinge, Inc.	3,730	55,129
Hurco Cos., Inc.	2,074	59,669
Hyster-Yale Materials Handling, Inc.	3,390	212,858
John Bean Technologies Corp.	9,319	195,792
Kadant, Inc.	3,611	108,944
Kaydon Corp.	10,385	286,107
LB Foster Co., Class A	3,250	140,303
Lindsay Corp.	4,135	310,042
Lydall, Inc.*	5,489	80,139
Manitex International, Inc.*	3,885	42,541
Meritor, Inc.*	31,373	221,180
Met-Pro Corp.	4,724	63,491
Middleby Corp.*	6,044	1,028,024
Miller Industries, Inc.	3,678	56,568
Mueller Industries, Inc.	9,022	454,979
Mueller Water Products, Inc., Class A	50,849	351,367
NN, Inc.	5,465	62,356
Omega Flex, Inc.	906	13,472
PMFG, Inc.*	6,777	46,897
Proto Labs, Inc.* (a)	5,480	356,036
RBC Bearings, Inc.* (a)	7,376	383,183
Rexnord Corp.*	9,716	163,715
Standex International Corp.	4,087	215,589
Sun Hydraulics Corp.	6,886	215,394
Tecumseh Products Co., Class A*	5,826	63,678
Tennant Co.	5,922	285,855
Titan International, Inc.	17,223	290,552
Trimas Corp.*	12,753	475,432
Twin Disc, Inc.	2,694	63,848
Wabash National Corp.*	22,044	224,408
Watts Water Technologies, Inc., Class A	9,170	415,768
Woodward, Inc.	22,113	884,520
Xerium Technologies, Inc.*	3,474	35,365

		14,690,040

Common Stocks (continued)

	Shares	Market Value

Marine 0.1%
International Shipholding Corp.	1,769	$41,271
Matson, Inc.	13,680	342,000
Ultrapetrol (Bahamas) Ltd.*	6,670	19,009

		402,280

Media 1.5%
AH Belo Corp., Class A	5,931	40,687
Arbitron, Inc.	8,633	401,003
Beasley Broadcasting Group, Inc., Class A	1,367	11,456
Belo Corp., Class A	33,361	465,386
Carmike Cinemas, Inc.*	5,759	111,494
Central European Media Enterprises Ltd., Class A*	24,506	81,115
Crown Media Holdings, Inc., Class A*	11,679	28,847
Cumulus Media, Inc., Class A*	24,133	81,811
Daily Journal Corp.* (a)	297	33,561
Dex Media, Inc.*	5,502	96,670
Digital Generation, Inc.* (a)	7,818	57,619
E.W. Scripps Co. (The), Class A*	10,026	156,205
Entercom Communications Corp., Class A*	7,734	73,009
Entravision Communications Corp., Class A	17,734	109,064
Fisher Communications, Inc.	2,866	117,735
Global Sources Ltd.*	6,221	41,743
Gray Television, Inc.*	16,131	116,143
Harte-Hanks, Inc.	13,899	119,531
Hemisphere Media Group, Inc.*	2,713	37,168
Journal Communications, Inc., Class A*	14,125	105,796
LIN TV Corp., Class A*	9,175	140,378
Live Nation Entertainment, Inc.*	45,279	701,825
Loral Space & Communications, Inc.	4,184	250,956
Martha Stewart Living Omnimedia, Class A*	8,988	21,661
McClatchy Co. (The), Class A* (a)	19,408	44,250
MDC Partners, Inc., Class A	8,148	146,990
Media General, Inc., Class A*	6,260	69,048
Meredith Corp. (a)	11,488	547,978
National CineMedia, Inc.	18,338	309,729
New York Times Co. (The), Class A*	41,524	459,255
Nexstar Broadcasting Group, Inc., Class A	9,437	334,636
ReachLocal, Inc.*	3,363	41,230
Reading International, Inc., Class A*	5,736	36,481
Rentrak Corp.*	3,335	66,933
Saga Communications, Inc., Class A	1,567	71,941
Salem Communications Corp., Class A	3,359	25,159
Scholastic Corp.	8,504	249,082
Sinclair Broadcast Group, Inc., Class A	22,002	646,419
Valassis Communications, Inc. (a)	12,497	307,301
World Wrestling Entertainment, Inc., Class A	9,209	94,945

		6,852,240

Metals & Mining 1.3%
AK Steel Holding Corp.* (a)	43,944	133,590
Allied Nevada Gold Corp.*	33,342	216,056
AM Castle & Co.*	5,579	87,925

20

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
AMCOL International Corp.	8,919	$282,643
Century Aluminum Co.*	16,580	153,863
Coeur Mining, Inc.*	32,633	434,019
Commercial Metals Co.	37,494	553,786
General Moly, Inc.*	18,812	35,179
Globe Specialty Metals, Inc.	20,683	224,824
Gold Resource Corp. (a)	10,627	92,561
Handy & Harman Ltd.*	1,714	30,646
Haynes International, Inc.	3,975	190,283
Hecla Mining Co.	106,902	318,568
Horsehead Holding Corp.*	14,226	182,235
Kaiser Aluminum Corp.	6,081	376,657
Materion Corp.	6,619	179,309
Midway Gold Corp.* (a)	36,698	34,606
Molycorp, Inc.*	39,831	246,952
Noranda Aluminum Holding Corp.	10,945	35,352
Olympic Steel, Inc.	2,901	71,075
Paramount Gold and Silver Corp.* (a)	45,286	53,890
RTI International Metals, Inc.*	10,065	278,901
Schnitzer Steel Industries, Inc., Class A	8,276	193,493
Stillwater Mining Co.* (a)	38,015	408,281
SunCoke Energy, Inc.*	22,526	315,815
U.S. Silica Holdings, Inc. (a)	6,897	143,320
Universal Stainless & Alloy Products, Inc.*	2,200	64,856
Walter Energy, Inc.	20,099	209,030
Worthington Industries, Inc.	17,016	539,577

		6,087,292

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)	4,353	78,572
Fred’s, Inc., Class A	11,812	182,968
Gordmans Stores, Inc.*	2,778	37,809
Saks, Inc.* (a)	33,608	458,413
Tuesday Morning Corp.*	13,861	143,738

		901,500

Multi-Utilities 0.4%
Avista Corp.	19,279	520,919
Black Hills Corp.	14,302	697,222
NorthWestern Corp.	12,152	484,865

		1,703,006

Oil, Gas & Consumable Fuels 3.5%
Abraxas Petroleum Corp.*	26,429	55,501
Adams Resources & Energy, Inc.	683	47,052
Alon USA Energy, Inc.	7,460	107,872
Alpha Natural Resources, Inc.*	70,928	371,663
Amyris, Inc.* (a)	8,625	24,926
Apco Oil and Gas International, Inc.*	2,979	34,348
Approach Resources, Inc.*	11,194	275,037
Arch Coal, Inc. (a)	68,333	258,299
Berry Petroleum Co., Class A	16,936	716,732
Bill Barrett Corp.* (a)	15,681	317,070

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Bonanza Creek Energy, Inc.*	9,454	$335,239
BPZ Resources, Inc.* (a)	37,780	67,626
Callon Petroleum Co.*	13,154	44,329
Carrizo Oil & Gas, Inc.*	12,981	367,752
Clayton Williams Energy, Inc.*	1,880	81,780
Clean Energy Fuels Corp.* (a)	21,953	289,780
Cloud Peak Energy, Inc.*	19,575	322,596
Comstock Resources, Inc.	15,539	244,428
Contango Oil & Gas Co.	4,181	141,109
Crimson Exploration, Inc.*	6,893	19,438
Crosstex Energy, Inc.	15,298	302,288
Delek US Holdings, Inc.	11,933	343,432
Diamondback Energy, Inc.*	5,730	190,924
Emerald Oil, Inc.* (a)	11,719	80,392
Endeavour International Corp.* (a)	15,161	58,218
Energy XXI (Bermuda) Ltd. (a)	25,527	566,189
EPL Oil & Gas, Inc.*	9,607	282,062
Equal Energy Ltd.	11,180	45,167
Evolution Petroleum Corp.*	5,566	60,725
EXCO Resources, Inc.	43,569	332,867
Forest Oil Corp.*	38,425	157,158
Frontline Ltd.* (a)	16,202	28,678
FX Energy, Inc.* (a)	17,391	55,825
GasLog Ltd.	8,176	104,653
Gastar Exploration Ltd.*	20,036	53,496
Goodrich Petroleum Corp.*	8,507	108,890
Green Plains Renewable Energy, Inc.* (a)	8,156	108,638
Halcon Resources Corp.* (a)	66,508	377,100
Hallador Energy Co.	2,707	21,791
Isramco, Inc.* (a)	308	28,699
KiOR, Inc., Class A* (a)	13,945	79,626
Knightsbridge Tankers Ltd. (a)	8,035	59,138
Kodiak Oil & Gas Corp.*	85,387	759,090
L&L Energy, Inc.*	9,572	33,981
Magnum Hunter Resources Corp.* (a)	55,245	201,644
Matador Resources Co.*	15,845	189,823
Midstates Petroleum Co., Inc.*	10,611	57,406
Miller Energy Resources, Inc.* (a)	9,694	38,776
Nordic American Tankers Ltd. (a)	21,204	160,514
Northern Oil and Gas, Inc.*	20,530	273,870
Panhandle Oil and Gas, Inc., Class A	2,223	63,355
PDC Energy, Inc.*	9,761	502,496
Penn Virginia Corp.* (a)	17,727	83,317
PetroQuest Energy, Inc.* (a)	18,317	72,535
Quicksilver Resources, Inc.* (a)	40,053	67,289
Renewable Energy Group, Inc.*	6,792	96,650
Rentech, Inc.	70,927	148,947
Resolute Energy Corp.*	21,712	173,262
REX American Resources Corp.*	1,766	50,808
Rex Energy Corp.*	14,527	255,385
Rosetta Resources, Inc.*	19,645	835,305
Sanchez Energy Corp.* (a)	9,118	209,349
Scorpio Tankers, Inc.	52,188	468,648

21

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
SemGroup Corp., Class A	13,535	$728,995
Ship Finance International Ltd. (a)	16,452	244,148
Solazyme, Inc.* (a)	15,365	180,078
Stone Energy Corp.*	16,074	354,110
Swift Energy Co.*	14,016	168,052
Synergy Resources Corp.*	13,163	96,353
Targa Resources Corp.	10,567	679,775
Teekay Tankers Ltd., Class A	20,264	53,294
Triangle Petroleum Corp.*	14,824	103,916
Uranium Energy Corp.* (a)	27,503	49,230
Ur-Energy, Inc.*	38,598	51,721
VAALCO Energy, Inc.*	18,677	106,832
W&T Offshore, Inc.	11,199	160,034
Warren Resources, Inc.*	23,884	60,904
Western Refining, Inc. (a)	17,440	489,541
Westmoreland Coal Co.*	3,786	42,517
ZaZa Energy Corp.* (a)	11,694	14,033

		15,894,516

Paper & Forest Products 0.8%
Boise Cascade Co.*	4,330	110,025
Buckeye Technologies, Inc.	13,007	481,779
Clearwater Paper Corp.*	7,125	335,303
Deltic Timber Corp.	3,568	206,302
KapStone Paper and Packaging Corp.	13,116	527,001
Louisiana-Pacific Corp.*	44,793	662,488
Neenah Paper, Inc.	5,117	162,567
P.H. Glatfelter Co.	13,765	345,502
Resolute Forest Products, Inc.*	22,400	295,008
Schweitzer-Mauduit International, Inc.	10,070	502,292
Wausau Paper Corp. (a)	15,771	179,789

		3,808,056

Personal Products 0.4%
Elizabeth Arden, Inc.*	8,238	371,287
Female Health Co. (The) (a)	6,941	68,438
Inter Parfums, Inc.	5,277	150,500
Lifevantage Corp.*	36,191	83,963
Medifast, Inc.*	4,434	114,220
Nature’s Sunshine Products, Inc.	3,528	57,683
Nutraceutical International Corp.	2,771	56,639
Prestige Brands Holdings, Inc.*	16,458	479,586
Revlon, Inc., Class A*	3,664	80,828
Star Scientific, Inc.* (a)	53,397	74,222
Synutra International, Inc.*	5,537	28,183
USANA Health Sciences, Inc.* (a)	1,928	139,549

		1,705,098

Pharmaceuticals 1.4%
AcelRx Pharmaceuticals, Inc.*	6,696	62,072
Akorn, Inc.* (a)	18,711	252,973
Alimera Sciences, Inc.*	5,402	26,362
Ampio Pharmaceuticals, Inc.* (a)	8,924	51,492

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Auxilium Pharmaceuticals, Inc.*	15,863	$263,802
AVANIR Pharmaceuticals, Inc., Class A* (a)	46,759	215,091
BioDelivery Sciences International, Inc.* (a)	9,578	38,887
Cadence Pharmaceuticals, Inc.*	19,977	136,243
Cempra, Inc.*	4,666	36,535
Corcept Therapeutics, Inc.*	17,288	29,908
Cornerstone Therapeutics, Inc.*	2,902	23,216
Depomed, Inc.*	18,237	102,310
Endocyte, Inc.*	9,756	128,096
Hi-Tech Pharmacal Co., Inc.	3,574	118,657
Horizon Pharma, Inc.* (a)	16,465	40,504
Impax Laboratories, Inc.*	21,977	438,441
Lannett Co., Inc.*	5,374	64,004
Medicines Co. (The)*	18,009	553,957
Nektar Therapeutics*	37,170	429,314
Omeros Corp.* (a)	9,433	47,542
Omthera Pharmaceuticals, Inc.*	1,889	25,124
Optimer Pharmaceuticals, Inc.* (a)	15,734	227,671
Pacira Pharmaceuticals, Inc.*	8,855	256,795
Pernix Therapeutics Holdings, Inc.*	5,480	19,783
Pozen, Inc.*	8,738	43,777
Questcor Pharmaceuticals, Inc. (a)	16,688	758,636
Repros Therapeutics, Inc.* (a)	6,011	110,903
Sagent Pharmaceuticals, Inc.*	5,326	111,739
Santarus, Inc.*	17,839	375,511
SciClone Pharmaceuticals, Inc.*	17,495	86,775
Sucampo Pharmaceuticals, Inc., Class A*	4,366	28,728
Supernus Pharmaceuticals, Inc.* (a)	4,766	30,645
TherapeuticsMD, Inc.*	25,000	75,750
ViroPharma, Inc.* (a)	21,009	601,908
Vivus, Inc.* (a)	32,385	407,403
XenoPort, Inc.*	13,866	68,637
Zogenix, Inc.* (a)	22,929	39,209

		6,328,400

Professional Services 1.3%
Acacia Research Corp. (a)	15,824	353,666
Advisory Board Co. (The)*	11,407	623,393
Barrett Business Services, Inc.	2,272	118,621
CBIZ, Inc.*	12,274	82,358
CDI Corp.	4,604	65,193
Corporate Executive Board Co. (The)	10,812	683,535
CRA International, Inc.*	3,282	60,619
Exponent, Inc.	4,243	250,804
Franklin Covey Co.*	2,982	40,138
FTI Consulting, Inc.*	12,963	426,353
GP Strategies Corp.*	4,737	112,835
Heidrick & Struggles International, Inc.	5,820	97,310
Huron Consulting Group, Inc.*	7,485	346,106
ICF International, Inc.*	6,346	199,962
Insperity, Inc.	7,225	218,917
Kelly Services, Inc., Class A	8,660	151,290
Kforce, Inc.	8,720	127,312

22

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
Korn/Ferry International*	15,661	$293,487
Mistras Group, Inc.*	5,089	89,465
National Technical Systems, Inc.*	2,135	29,869
Navigant Consulting, Inc.*	16,243	194,916
Odyssey Marine Exploration, Inc.*	25,367	75,086
On Assignment, Inc.*	14,695	392,650
Pendrell Corp.*	52,029	136,316
Resources Connection, Inc.	13,146	152,494
RPX Corp.*	10,384	174,451
TrueBlue, Inc.*	13,095	275,650
VSE Corp.	1,326	54,459
WageWorks, Inc.*	8,015	276,117

		6,103,372

Real Estate Investment Trusts (REITs) 8.1%
Acadia Realty Trust	17,681	436,544
AG Mortgage Investment Trust, Inc.	9,005	169,384
Agree Realty Corp.	4,239	125,135
Alexander’s, Inc.	681	200,017
American Assets Trust, Inc.	10,831	334,245
American Capital Mortgage Investment Corp.	19,046	342,257
American Realty Capital Properties, Inc.	49,485	755,141
American Residential Properties, Inc.*	4,335	74,562
AmREIT, Inc.	5,135	99,311
Anworth Mortgage Asset Corp.	46,692	261,475
Apollo Commercial Real Estate Finance, Inc.	11,777	187,019
Apollo Residential Mortgage, Inc.	10,316	170,008
Ares Commercial Real Estate Corp.	2,310	29,591
Armada Hoffler Properties, Inc.	6,002	70,704
ARMOUR Residential REIT, Inc.	120,532	567,706
Ashford Hospitality Trust, Inc.	16,841	192,829
Associated Estates Realty Corp.	16,311	262,281
Aviv REIT, Inc.	3,669	92,789
Campus Crest Communities, Inc.	20,840	240,494
CapLease, Inc.	28,678	242,042
Capstead Mortgage Corp.	30,895	373,830
Cedar Realty Trust, Inc.	19,948	103,331
Chambers Street Properties	79,854	798,540
Chatham Lodging Trust	5,629	96,706
Chesapeake Lodging Trust	15,671	325,800
Colonial Properties Trust	28,527	688,071
Colony Financial, Inc.	20,812	413,951
Coresite Realty Corp.	6,682	212,554
Cousins Properties, Inc.	34,387	347,309
CubeSmart	42,877	685,174
CyrusOne, Inc.	6,196	128,505
CYS Investments, Inc.	56,313	518,643
DCT Industrial Trust, Inc.	93,359	667,517
DiamondRock Hospitality Co.	62,732	584,662
DuPont Fabros Technology, Inc.	20,089	485,149
Dynex Capital, Inc.	17,883	182,228
EastGroup Properties, Inc.	9,741	548,126

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Education Realty Trust, Inc.	36,745	$375,901
Ellington Residential Mortgage REIT	2,012	35,914
EPR Properties	15,146	761,389
Equity One, Inc.	19,301	436,782
Excel Trust, Inc.	15,411	197,415
FelCor Lodging Trust, Inc.*	40,042	236,648
First Industrial Realty Trust, Inc.	34,608	525,003
First Potomac Realty Trust	18,840	246,050
Franklin Street Properties Corp.	28,894	381,401
Geo Group, Inc. (The)	23,026	781,733
Getty Realty Corp.	8,297	171,333
Gladstone Commercial Corp.	4,009	74,728
Glimcher Realty Trust	46,437	507,092
Government Properties Income Trust	17,538	442,308
Gramercy Property Trust, Inc.*	19,068	85,806
Healthcare Realty Trust, Inc.	29,046	740,673
Hersha Hospitality Trust	64,994	366,566
Highwoods Properties, Inc.	26,395	939,926
Hudson Pacific Properties, Inc.	13,972	297,324
Inland Real Estate Corp.	27,340	279,415
Invesco Mortgage Capital, Inc.	43,570	721,519
Investors Real Estate Trust	32,254	277,384
iStar Financial, Inc.*	27,411	309,470
JAVELIN Mortgage Investment Corp.	4,299	60,573
Kite Realty Group Trust	29,255	176,408
LaSalle Hotel Properties	30,741	759,303
Lexington Realty Trust	54,222	633,313
LTC Properties, Inc.	11,192	437,048
Medical Properties Trust, Inc. (a)	48,345	692,300
Monmouth Real Estate Investment Corp., Class A	13,511	133,354
MPG Office Trust, Inc.*	18,375	57,698
National Health Investors, Inc.	7,930	474,690
New Residential Investment Corp.	81,072	546,425
New York Mortgage Trust, Inc.	20,441	138,386
NorthStar Realty Finance Corp.	63,850	581,035
One Liberty Properties, Inc.	3,854	84,634
Parkway Properties, Inc.	13,965	234,053
Pebblebrook Hotel Trust	19,762	510,848
Pennsylvania Real Estate Investment Trust	21,912	413,699
PennyMac Mortgage Investment Trust	20,532	432,199
Potlatch Corp.	13,044	527,499
PS Business Parks, Inc.	5,877	424,143
RAIT Financial Trust	22,576	169,772
Ramco-Gershenson Properties Trust	19,265	299,185
Redwood Trust, Inc.	26,406	448,902
Resource Capital Corp.	40,833	251,123
Retail Opportunity Investments Corp.	21,436	297,960
RLJ Lodging Trust	39,808	895,282
Rouse Properties, Inc.	7,254	142,323
Ryman Hospitality Properties, Inc.	14,190	553,552
Sabra Health Care REIT, Inc.	12,058	314,834
Saul Centers, Inc.	2,527	112,350

23

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Select Income REIT	5,488	$153,884
Silver Bay Realty Trust Corp.	4,946	81,906
Sovran Self Storage, Inc.	10,101	654,444
Spirit Realty Capital, Inc.	18,468	327,253
STAG Industrial, Inc.	13,418	267,689
Strategic Hotels & Resorts, Inc.*	58,370	517,158
Summit Hotel Properties, Inc.	21,083	199,234
Sun Communities, Inc.	11,558	575,126
Sunstone Hotel Investors, Inc.*	52,412	633,137
Terreno Realty Corp.	6,172	114,367
UMH Properties, Inc.	4,846	49,768
Universal Health Realty Income Trust	3,857	166,352
Urstadt Biddle Properties, Inc., Class A	8,112	163,619
Washington Real Estate Investment Trust	21,422	576,466
Western Asset Mortgage Capital Corp.	7,781	135,856
Whitestone REIT	5,418	85,388
Winthrop Realty Trust	9,476	113,996
ZAIS Financial Corp.	1,763	32,034

		36,855,978

Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.*	13,779	547,715
Altisource Residential Corp.*	7,964	132,919
AV Homes, Inc.*	3,078	54,573
Consolidated-Tomoka Land Co.	1,859	70,939
Forestar Group, Inc.*	11,164	223,950
Kennedy-Wilson Holdings, Inc.	16,845	280,301
Tejon Ranch Co.*	4,418	125,869
Thomas Properties Group, Inc.	9,874	52,332

		1,488,598

Road & Rail 0.5%
Arkansas Best Corp.	8,229	188,856
Celadon Group, Inc.	6,489	118,424
Heartland Express, Inc.	14,871	206,261
Knight Transportation, Inc. (a)	18,908	318,033
Marten Transport Ltd.	7,550	118,308
Patriot Transportation Holding, Inc.*	2,090	62,784
Quality Distribution, Inc.*	6,829	60,368
Roadrunner Transportation Systems, Inc.*	5,660	157,574
Saia, Inc.*	7,825	234,500
Swift Transportation Co.*	26,956	445,852
Universal Truckload Services, Inc.*	1,732	41,759
Werner Enterprises, Inc.	14,679	354,791
YRC Worldwide, Inc.*	3,022	86,883

		2,394,393

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	12,639	220,045
Alpha & Omega Semiconductor Ltd.*	5,624	42,967
Ambarella, Inc.* (a)	5,930	99,802
Amkor Technology, Inc.* (a)	20,687	87,092
ANADIGICS, Inc.*	26,827	59,019

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Applied Micro Circuits Corp.*	21,699	$190,951
ATMI, Inc.*	10,269	242,862
Axcelis Technologies, Inc.*	34,433	62,668
Brooks Automation, Inc.	21,420	208,417
Cabot Microelectronics Corp.*	7,485	247,080
Cavium, Inc.*	16,500	583,605
Ceva, Inc.*	7,131	138,056
Cirrus Logic, Inc.* (a)	20,385	353,884
Cohu, Inc.	7,956	99,450
Cypress Semiconductor Corp.*	47,200	506,456
Diodes, Inc.*	11,542	299,746
DSP Group, Inc.*	6,408	53,250
Entegris, Inc.*	44,830	420,954
Entropic Communications, Inc.*	28,988	123,779
Exar Corp.*	12,317	132,654
FormFactor, Inc.*	17,263	116,525
GSI Technology, Inc.*	6,794	42,938
GT Advanced Technologies, Inc.* (a)	38,389	159,314
Hittite Microwave Corp.*	10,131	587,598
Inphi Corp.*	8,348	91,828
Integrated Device Technology, Inc.*	42,422	336,831
Integrated Silicon Solution, Inc.*	8,938	97,960
Intermolecular, Inc.*	5,465	39,731
International Rectifier Corp.*	22,329	467,569
Intersil Corp., Class A	40,940	320,151
IXYS Corp.	7,812	86,401
Kopin Corp.*	21,440	79,542
Lattice Semiconductor Corp.*	37,251	188,863
LTX-Credence Corp.*	15,345	91,917
M/A-COM Technology Solutions Holdings, Inc.*	3,347	48,866
MaxLinear, Inc., Class A*	7,459	52,213
Micrel, Inc.	15,022	148,417
Microsemi Corp.*	29,849	679,065
Mindspeed Technologies, Inc.* (a)	13,828	44,803
MKS Instruments, Inc.	17,043	452,321
Monolithic Power Systems, Inc.	11,795	284,377
MoSys, Inc.*	14,982	60,228
Nanometrics, Inc.*	7,451	109,306
NeoPhotonics Corp.*	6,450	56,051
NVE Corp.*	1,565	73,273
OmniVision Technologies, Inc.*	17,347	323,522
PDF Solutions, Inc.* (a)	8,071	148,749
Peregrine Semiconductor Corp.* (a)	8,421	91,873
Pericom Semiconductor Corp.*	7,398	52,674
Photronics, Inc.*	19,571	157,742
PLX Technology, Inc.*	14,548	69,248
PMC-Sierra, Inc.*	65,447	415,588
Power Integrations, Inc.	9,304	377,370
Rambus, Inc.*	35,939	308,716
RF Micro Devices, Inc.*	90,477	484,052
Rubicon Technology, Inc.* (a)	5,762	46,154
Rudolph Technologies, Inc.*	10,446	116,995

24

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.*	21,625	$757,524
Sigma Designs, Inc.*	9,895	49,970
Silicon Image, Inc.*	24,883	145,566
Spansion, Inc., Class A*	15,224	190,604
SunEdison, Inc.*	74,574	609,270
SunPower Corp.* (a)	13,260	274,482
Supertex, Inc.	3,186	76,177
Tessera Technologies, Inc.	16,969	352,955
TriQuint Semiconductor, Inc.*	52,528	364,019
Ultra Clean Holdings, Inc.*	7,734	46,791
Ultratech, Inc.*	8,921	327,579
Veeco Instruments, Inc.* (a)	12,593	446,044
Volterra Semiconductor Corp.*	8,053	113,708

		15,236,197

Software 4.1%
Accelrys, Inc.*	18,003	151,225
ACI Worldwide, Inc.*	12,814	595,595
Actuate Corp.*	15,299	101,585
Advent Software, Inc.*	10,492	367,850
American Software, Inc., Class A	7,873	68,416
Aspen Technology, Inc.*	30,139	867,702
AVG Technologies NV* (a)	7,683	149,434
Blackbaud, Inc.	14,682	478,193
Bottomline Technologies de, Inc.*	12,177	307,956
BroadSoft, Inc.*	9,025	249,090
Callidus Software, Inc.*	12,136	79,976
CommVault Systems, Inc.*	14,943	1,134,024
Comverse, Inc.*	7,144	212,605
Cyan, Inc.*	2,521	26,345
Digimarc Corp. (a)	2,052	42,620
Ebix, Inc. (a)	9,949	92,128
Ellie Mae, Inc.*	8,454	195,118
EPIQ Systems, Inc.	10,144	136,640
ePlus, Inc.	1,216	72,826
Fair Isaac Corp.	11,523	528,099
FleetMatics Group PLC* (a)	5,244	174,258
Gerber Scientific, Inc.* (b)	8,390	0
Glu Mobile, Inc.* (a)	18,477	40,649
Guidance Software, Inc.* (a)	5,344	46,707
Guidewire Software, Inc.*	13,477	566,708
Imperva, Inc.*	6,482	291,949
Infoblox, Inc.*	16,089	470,764
Interactive Intelligence Group, Inc.*	4,979	256,916
Jive Software, Inc.* (a)	12,716	231,050
Manhattan Associates, Inc.* (a)	6,261	483,099
Mentor Graphics Corp.	30,632	598,856
MicroStrategy, Inc., Class A*	2,906	252,706
Mitek Systems, Inc.*	7,134	41,235
Model N, Inc.*	2,583	60,339
Monotype Imaging Holdings, Inc.	12,279	312,009
Netscout Systems, Inc.*	11,654	272,004
Pegasystems, Inc.	5,599	185,439

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Progress Software Corp.*	17,740	$408,197
Proofpoint, Inc.*	6,998	169,562
PROS Holdings, Inc.*	7,200	215,640
PTC, Inc.*	38,469	943,645
QAD, Inc., Class A	1,933	22,191
QLIK Technologies, Inc.* (a)	27,987	791,193
Qualys, Inc.*	4,765	76,812
Rally Software Development Corp.*	2,204	54,703
RealPage, Inc.*	14,937	273,945
Rosetta Stone, Inc.*	3,723	54,877
Sapiens International Corp. NV	5,376	30,858
Seachange International, Inc.*	10,475	122,662
Silver Spring Networks, Inc.*	1,885	47,012
Sourcefire, Inc.*	10,018	556,500
SS&C Technologies Holdings, Inc.*	18,710	615,559
Synchronoss Technologies, Inc.* (a)	9,362	289,005
Take-Two Interactive Software, Inc.* (a)	26,025	389,594
Tangoe, Inc.*	9,951	153,544
TeleCommunication Systems, Inc., Class A*	14,947	34,827
Telenav, Inc.*	5,622	29,403
TiVo, Inc.*	40,721	449,967
Tyler Technologies, Inc.*	10,127	694,206
Ultimate Software Group, Inc.*	8,891	1,042,825
VASCO Data Security International, Inc.*	9,362	77,798
Verint Systems, Inc.*	16,930	600,507
VirnetX Holding Corp.* (a)	13,583	271,524
Vringo, Inc.*	21,472	68,066

		18,626,737

Specialty Retail 3.5%
Aeropostale, Inc.*	25,241	348,326
America’s Car-Mart, Inc.*	2,590	111,992
Ann, Inc.*	15,172	503,710
Asbury Automotive Group, Inc.*	10,010	401,401
Barnes & Noble, Inc.*	12,974	207,065
bebe stores, inc. (a)	11,358	63,718
Big 5 Sporting Goods Corp.	5,421	118,991
Body Central Corp.*	5,315	70,796
Brown Shoe Co., Inc.	13,917	299,633
Buckle, Inc. (The) (a)	8,987	467,504
Cato Corp. (The), Class A	8,875	221,520
Children’s Place Retail Stores, Inc. (The)*	7,429	407,109
Christopher & Banks Corp.*	11,600	78,184
Citi Trends, Inc.*	4,919	71,473
Conn’s, Inc.*	7,215	373,448
Destination Maternity Corp.	4,324	106,370
Destination XL Group, Inc.*	13,593	86,180
Express, Inc.*	27,456	575,752
Finish Line, Inc. (The), Class A	15,800	345,388
Five Below, Inc.* (a)	10,533	387,193
Francesca’s Holdings Corp.* (a)	14,147	393,145
Genesco, Inc.*	7,721	517,230
Group 1 Automotive, Inc.	6,993	449,860

25

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Haverty Furniture Cos., Inc.	6,317	$145,354
hhgregg, Inc.* (a)	4,138	66,084
Hibbett Sports, Inc.* (a)	8,355	463,703
Jos. A. Bank Clothiers, Inc.* (a)	8,990	371,467
Kirkland’s, Inc.*	4,488	77,418
Lithia Motors, Inc., Class A	7,153	381,326
Lumber Liquidators Holdings, Inc.*	8,835	687,981
MarineMax, Inc.*	7,481	84,760
Mattress Firm Holding Corp.*	4,312	173,774
Men’s Wearhouse, Inc. (The)	16,165	611,845
Monro Muffler Brake, Inc.	10,054	483,095
New York & Co., Inc.*	9,293	59,011
Office Depot, Inc.*	79,181	306,430
OfficeMax, Inc.	27,997	286,409
Pacific Sunwear of California, Inc.*	14,724	53,743
Penske Automotive Group, Inc.	13,583	414,825
Pep Boys-Manny, Moe & Jack (The)*	17,114	198,180
Pier 1 Imports, Inc. (a)	30,487	716,140
RadioShack Corp.* (a)	32,106	101,455
Rent-A-Center, Inc.	18,586	697,904
Restoration Hardware Holdings, Inc.*	5,683	426,225
rue21, inc.*	4,721	196,441
Sears Hometown and Outlet Stores, Inc.*	2,777	121,410
Select Comfort Corp.* (a)	17,902	448,624
Shoe Carnival, Inc.	4,806	115,392
Sonic Automotive, Inc., Class A	12,532	264,926
Stage Stores, Inc. (a)	10,525	247,338
Stein Mart, Inc.	8,939	122,017
Systemax, Inc.	3,577	33,660
Tile Shop Holdings, Inc.*	5,915	171,298
Tilly’s, Inc., Class A*	3,149	50,384
Trans World Entertainment Corp.	3,186	15,484
Vitamin Shoppe, Inc.*	9,767	437,952
West Marine, Inc.*	5,375	59,125
Wet Seal, Inc. (The), Class A*	28,696	135,158
Winmark Corp.	723	46,901
Zale Corp.*	10,417	94,795
Zumiez, Inc.*	6,797	195,414

		16,169,436

Textiles, Apparel & Luxury Goods 1.4%
American Apparel, Inc.*	18,487	35,495
Columbia Sportswear Co. (a)	4,138	259,246
Crocs, Inc.*	28,349	467,758
Culp, Inc.	2,647	46,031
Fifth & Pacific Cos., Inc.*	38,582	861,922
G-III Apparel Group Ltd.*	5,402	259,944
Iconix Brand Group, Inc.*	18,341	539,409
Jones Group, Inc. (The)	25,769	354,324
Maidenform Brands, Inc.*	7,496	129,906
Movado Group, Inc.	5,690	192,493
Oxford Industries, Inc.	4,331	270,254
Perry Ellis International, Inc.	3,957	80,367

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods (continued)
Quiksilver, Inc.* (a)	42,682	$274,872
RG Barry Corp.	3,153	51,205
Skechers U.S.A., Inc., Class A*	12,401	297,748
Steven Madden Ltd.*	12,896	623,908
True Religion Apparel, Inc. (a)	8,395	265,786
Tumi Holdings, Inc.*	15,365	368,760
Unifi, Inc.*	4,788	98,968
Vera Bradley, Inc.* (a)	6,937	150,255
Wolverine World Wide, Inc. (a)	16,124	880,532

		6,509,183

Thrifts & Mortgage Finance 1.6%
Astoria Financial Corp.	28,441	306,594
Bank Mutual Corp.	15,123	85,294
BankFinancial Corp.	6,807	57,859
BBX Capital Corp., Class A*	2,285	29,499
Beneficial Mutual Bancorp, Inc.*	10,372	87,125
Berkshire Hills Bancorp, Inc.	8,095	224,717
BofI Holding, Inc.*	3,905	178,927
Brookline Bancorp, Inc.	22,658	196,671
Capitol Federal Financial, Inc.	47,641	578,362
Charter Financial Corp.	7,216	72,737
Clifton Savings Bancorp, Inc.	2,781	32,955
Dime Community Bancshares, Inc.	10,310	157,949
Doral Financial Corp.*	41,911	34,786
ESB Financial Corp.	4,199	50,936
ESSA Bancorp, Inc.	2,883	31,598
EverBank Financial Corp.	25,797	427,198
Federal Agricultural Mortgage Corp., Class C	3,305	95,448
First Defiance Financial Corp.	3,118	70,311
First Federal Bancshares of Arkansas, Inc.*	1,065	8,414
First Financial Northwest, Inc.	5,355	55,210
First PacTrust Bancorp, Inc.	3,537	48,032
Flagstar Bancorp, Inc.*	6,348	88,618
Fox Chase Bancorp, Inc.	4,017	68,289
Franklin Financial Corp.	3,518	63,359
Hingham Institution for Savings	400	27,152
Home Bancorp, Inc.*	2,155	39,868
Home Loan Servicing Solutions Ltd.	18,289	438,387
HomeStreet, Inc.	4,136	88,717
Kearny Financial Corp.* (a)	4,729	49,607
Meridian Interstate Bancorp, Inc.*	2,708	50,992
Meta Financial Group, Inc.	1,705	44,807
MGIC Investment Corp.*	104,427	633,872
NASB Financial, Inc.* (a)	1,365	35,722
Northfield Bancorp, Inc.	18,563	217,558
Northwest Bancshares, Inc.	30,217	408,232
OceanFirst Financial Corp.	4,496	69,913
Oritani Financial Corp.	14,665	229,947
PennyMac Financial Services, Inc., Class A*	4,050	86,144
Provident Financial Holdings, Inc.	2,987	47,434
Provident Financial Services, Inc.	19,263	303,970
Provident New York Bancorp	14,198	132,609

26

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Radian Group, Inc. (a)	55,618	$646,281
Rockville Financial, Inc.	8,908	116,517
Roma Financial Corp.*	2,385	43,312
Territorial Bancorp, Inc.	3,452	78,050
Tree.com, Inc.	2,119	36,320
TrustCo Bank Corp.	30,666	166,823
United Community Financial Corp.*	12,418	57,744
United Financial Bancorp, Inc.	6,394	96,869
Walker & Dunlop, Inc.*	5,273	92,278
Waterstone Financial, Inc.*	2,229	22,647
Westfield Financial, Inc.	6,356	44,492
WSFS Financial Corp.	2,524	132,232

		7,489,384

Tobacco 0.2%
Alliance One International, Inc.*	28,254	107,365
Universal Corp.	7,502	433,991
Vector Group Ltd. (a)	19,337	313,646

		855,002

Trading Companies & Distributors 1.0%
Aceto Corp.	8,876	123,643
Aircastle Ltd.	21,972	351,332
Applied Industrial Technologies, Inc.	13,549	654,823
Beacon Roofing Supply, Inc.*	15,655	593,011
BlueLinx Holdings, Inc.*	10,603	22,796
CAI International, Inc.*	5,509	129,847
DXP Enterprises, Inc.*	3,043	202,664
Edgen Group, Inc.*	5,370	34,261
H&E Equipment Services, Inc.	9,539	200,987
Houston Wire & Cable Co.	5,794	80,189
Kaman Corp.	8,691	300,361
Rush Enterprises, Inc., Class A*	11,131	275,492
TAL International Group, Inc.*	10,875	473,824
Textainer Group Holdings Ltd. (a)	6,829	262,507
Titan Machinery, Inc.* (a)	5,495	107,867
Watsco, Inc.	8,268	694,181

		4,507,785

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	13,191	244,957

Water Utilities 0.3%
American States Water Co.	6,196	332,539
Artesian Resources Corp., Class A	2,470	55,032
California Water Service Group	15,327	299,030
Connecticut Water Service, Inc.	3,467	99,503
Consolidated Water Co., Ltd.	4,721	53,961
Middlesex Water Co.	5,129	102,170
Pure Cycle Corp.*	5,394	30,152
SJW Corp.	4,958	129,900
York Water Co. (The)	4,214	80,192

		1,182,479

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.* (a)	5,891	$36,583
Leap Wireless International, Inc.* (a)	17,392	117,048
NII Holdings, Inc.*	55,246	368,491
NTELOS Holdings Corp.	4,922	81,016
Shenandoah Telecommunications Co.	7,748	129,237
USA Mobility, Inc.	7,022	95,288

		827,663

Total Common Stocks (cost $359,747,476)		454,434,944

Right 0.0%†

	Number of Rights	Market Value

Auto Components 0.0%†
Federal-Mogul Corp., expiring 06/05/13*	6,113	1,039

Total Right (cost $—)		1,039

Warrant 0.0%†

	Number of Warrants	Market Value

Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 10/14/13* (a)	3,727	522

Total Warrant (cost $—)		522

Mutual Fund 0.8%

	Shares	Market Value

Money Market Fund 0.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (c)	3,881,567	3,881,567

Total Mutual Fund (cost $3,881,567)		3,881,567

Repurchase Agreements 12.5%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.12%, dated 06/28/13, due 07/01/13, repurchase price $33,000,330, collateralized by U.S. Government Agency Securities, ranging from 0.00% — 7.25%, maturing 07/01/13 — 07/17/37; total market value $33,660,052. (d)	$33,000,000	33,000,000

27

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $4,343,047, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $4,429,905. (d)	$4,343,007	$4,343,007
Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $20,000,183, collateralized by U.S. Government Agency Securities, ranging from 1.13% — 5.50%, maturing 04/20/24 — 05/2 0/43; total market value $20,400,119. (d)	20,000,000	20,000,000

Total Repurchase Agreements (cost $57,343,007)		57,343,007

Total Investments (cost $420,972,050) (e) —112.7%		515,661,079

Liabilities in excess of other assets — (12.7%)		(58,188,503)

NET ASSETS — 100.0%		$457,472,576

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $55,555,490, which was collateralized by repurchase agreements with a value of $57,343,007 and $24,531 of collateral in the form of U.S. Government Treasury securities, interest rates ranging from 0.38% — 2.50% and maturity dates ranging from 03/31/15 — 06/15/15, a total value of $57,367,538.
(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of June 30, 2013.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $57,343,007.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
51	Russell 2000 Mini Future	09/20/13	$4,970,970	$37,978

At June 30, 2013, the Fund has $288,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

28

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund
Assets:
Investments, at value * (cost $363,629,043)	$458,318,072
Repurchase agreements, at value and cost	57,343,007

Total Investments	515,661,079

Cash	631,715
Deposits with broker for futures contracts	288,000
Dividends receivable	594,596
Security lending income receivable	76,442
Receivable for investments sold	40,485,011
Receivable for capital shares issued	74,709
Prepaid expenses	3,757

Total Assets	557,815,309

Liabilities:
Payable for investments purchased	40,968,134
Payable for capital shares redeemed	1,901,119
Payable for variation margin on futures contracts	11,721
Payable upon return of securities loaned (Note 2)	57,343,007
Accrued expenses and other payables:
Investment advisory fees	72,520
Fund administration fees	14,597
Distribution fees	254
Administrative servicing fees	35
Accounting and transfer agent fees	4,211
Trustee fees	128
Custodian fees	2,496
Compliance program costs (Note 3)	387
Professional fees	13,413
Printing fees	10,451
Other	260

Total Liabilities	100,342,733

Net Assets	$457,472,576

Represented by:
Capital	$355,651,212
Accumulated undistributed net investment income	4,901,865
Accumulated net realized gains from investment and futures transactions	2,192,492
Net unrealized appreciation/(depreciation) from investments	94,689,029
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	37,978

Net Assets	$457,472,576

Net Assets:
Class II Shares	$1,398,760
Class Y Shares	456,073,816

Total	$457,472,576

*	Includes value of securities on loan of $55,555,490 (Note 2).

29

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class II Shares	117,853
Class Y Shares	38,415,975

Total	38,533,828

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.87
Class Y Shares	$11.87

The accompanying notes are an integral part of these financial statements.

30

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

NVIT Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$3,325,516
Income from securities lending (Note 2)	564,711
Foreign tax withholding	(2,065)

Total Income	3,888,162

EXPENSES:
Investment advisory fees	437,487
Fund administration fees	88,657
Distribution fees Class II Shares (a)	254
Administrative servicing fees Class II Shares (a)	153
Professional fees	17,703
Printing fees	8,812
Trustee fees	8,682
Custodian fees	8,098
Accounting and transfer agent fees	23,909
Compliance program costs (Note 3)	807
Other	9,036

Total expenses before earnings credit and fees waived	603,598

Earnings credit (Note 4)	(141)
Administrative servicing fees waived — Class II(a) (Note 3)	(71)

Net Expenses	603,386

NET INVESTMENT INCOME	3,284,776

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	18,809,131
Net realized gains from futures transactions (Note 2)	1,854,931

Net realized gains from investment and futures transactions	20,664,062

Net change in unrealized appreciation/(depreciation) from investments	43,060,782
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(207,502)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	42,853,280

Net realized/unrealized gains from investments and futures transactions	63,517,342

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$66,802,118

(a)	For the period from May 2, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

31

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
Operations:
Net investment income	$3,284,776		$8,170,377
Net realized gains from investment and futures transactions	20,664,062		14,978,455
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	42,853,280		41,169,148

Change in net assets resulting from operations	66,802,118		64,317,980

Distributions to Shareholders From:
Net investment income:
Class II	–	(a)	–
Class Y	–		(7,026,441)

Change in net assets from shareholder distributions	–		(7,026,441)

Change in net assets from capital transactions	(42,300,536)		(23,401,112)

Change in net assets	24,501,582		33,890,427

Net Assets:
Beginning of period	432,970,994		399,080,567

End of period	$457,472,576		$432,970,994

Accumulated undistributed net investment income at end of period	$4,901,865		$1,617,089

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$1,411,235	(a)	$–
Dividends reinvested	–	(a)	–
Cost of shares redeemed	(7,234	)(a)	–

Total Class II Shares	1,404,001	(a)	–

Class Y Shares
Proceeds from shares issued	4,985,382		29,587,785
Dividends reinvested	–		7,026,441
Cost of shares redeemed	(48,689,919)		(60,015,338)

Total Class Y Shares	(43,704,537)		(23,401,112)

Change in net assets from capital transactions	$(42,300,536)		$(23,401,112)

(a)	For the period from May 2, 2013 (commencement of operations) through June 30, 2013.

32

Statements of Changes in Net Assets (Continued)

	NVIT Small Cap Index Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	118,471	(a)	–
Reinvested	–	(a)	–
Redeemed	(618	)(a)	–

Total Class II Shares	117,853	(a)	–

Class Y Shares
Issued	448,479		3,040,025
Reinvested	–		706,108
Redeemed	(4,272,285)		(6,091,815)

Total Class Y Shares	(3,823,806)		(2,345,682)

Total change in shares	(3,705,953)		(2,345,682)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 2, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

33

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Small Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Period Ended June 30, 2013(e)(f) (Unaudited)	$11.20	0.04	0.63	0.67	–	–	–	–	$11.87	5.98%	$1,398,760	0.60%	1.89%	0.67%	11.44%

Class Y Shares
Six Months Ended June 30, 2013(e) (Unaudited)	$10.25	0.08	1.54	1.62	–	–	–	–	$11.87	15.80%	$456,073,816	0.26%	1.43%	0.26%	11.44%
Year Ended December 31, 2012(e)	$8.95	0.19	1.28	1.47	(0.17)	–	–	(0.17)	$10.25	16.46%	$432,970,994	0.26%	1.93%	0.26%	15.42%
Year Ended December 31, 2011(e)	$9.43	0.11	(0.50)	(0.39)	(0.09)	–	–	(0.09)	$8.95	(4.15)%	$399,080,567	0.25%	1.16%	0.27%	29.80%
Year Ended December 31, 2010(e)	$7.54	0.10	1.90	2.00	(0.11)	–	–	(0.11)	$9.43	26.65%	$355,539,134	0.27%	1.24%	0.28%	19.24%
Year Ended December 31, 2009(e)	$6.00	0.08	1.53	1.61	(0.07)	–	–	(0.07)	$7.54	26.95%	$289,888,931	0.30%	1.28%	0.30%	30.26%
Year Ended December 31, 2008	$9.30	0.10	(3.22)	(3.12)	(0.09)	(0.09)	–	(0.18)	$6.00	(34.01)%	$208,119,715	0.30%	1.19%	0.31%	29.74%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 2, 2013 (commencement of operations) through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

34

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Small Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by unaffiliated insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

35

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on the primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,142,118	$—	$—	$7,142,118
Air Freight & Logistics	2,137,841	—	—	2,137,841
Airlines	2,970,743	—	—	2,970,743
Auto Components	4,700,420	—	—	4,700,420
Automobiles	189,708	—	—	189,708
Beverages	635,501	—	—	635,501

36

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Biotechnology	$16,586,598	$—	$—	$16,586,598
Building Products	3,217,806	—	—	3,217,806
Capital Markets	12,072,972	—	—	12,072,972
Chemicals	10,295,494	—	—	10,295,494
Commercial Banks	31,831,542	—	—	31,831,542
Commercial Services & Supplies	9,380,011	—	—	9,380,011
Communications Equipment	8,814,768	—	—	8,814,768
Computers & Peripherals	2,623,237	—	—	2,623,237
Construction & Engineering	4,056,337	—	—	4,056,337
Construction Materials	767,373	—	—	767,373
Consumer Finance	3,738,822	—	—	3,738,822
Containers & Packaging	1,466,002	—	—	1,466,002
Distributors	1,145,539	—	—	1,145,539
Diversified Consumer Services	5,550,036	—	—	5,550,036
Diversified Financial Services	1,336,837	—	—	1,336,837
Diversified Telecommunication Services	2,628,216	—	—	2,628,216
Electric Utilities	6,477,705	—	—	6,477,705
Electrical Equipment	7,291,148	—	—	7,291,148
Electronic Equipment, Instruments & Components	10,942,270	—	—	10,942,270
Energy Equipment & Services	9,399,808	—	—	9,399,808
Food & Staples Retailing	5,582,832	—	—	5,582,832
Food Products	7,846,575	—	—	7,846,575
Gas Utilities	4,434,889	—	—	4,434,889
Health Care Equipment & Supplies	15,082,462	—	—	15,082,462
Health Care Providers & Services	12,157,674	—	—	12,157,674
Health Care Technology	3,704,367	—	—	3,704,367
Hotels, Restaurants & Leisure	13,462,857	—	—	13,462,857
Household Durables	5,578,483	—	—	5,578,483
Household Products	929,228	—	—	929,228
Independent Power Producers & Energy Traders	1,047,945	—	—	1,047,945
Industrial Conglomerates	350,616	—	—	350,616
Information Technology Services	8,491,728	—	—	8,491,728
Insurance	11,268,315	—	—	11,268,315
Internet & Catalog Retail	1,947,228	—	—	1,947,228
Internet Software & Services	13,490,478	—	—	13,490,478
IT Services	529,803	—	—	529,803
Leisure Equipment & Products	2,338,098	—	—	2,338,098
Life Sciences Tools & Services	1,928,922	—	—	1,928,922
Machinery	14,690,040	—	—	14,690,040
Marine	402,280	—	—	402,280
Media	6,852,240	—	—	6,852,240
Metals & Mining	6,087,292	—	—	6,087,292
Multiline Retail	901,500	—	—	901,500
Multi-Utilities	1,703,006	—	—	1,703,006
Oil, Gas & Consumable Fuels	15,894,516	—	—	15,894,516
Paper & Forest Products	3,808,056	—	—	3,808,056
Personal Products	1,705,098	—	—	1,705,098
Pharmaceuticals	6,328,400	—	—	6,328,400
Professional Services	6,103,372	—	—	6,103,372
Real Estate Investment Trusts (REITs)	36,855,978	—	—	36,855,978
Real Estate Management & Development	1,488,598	—	—	1,488,598
Road & Rail	2,394,393	—	—	2,394,393

37

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$15,236,197	$—	$—	$15,236,197
Software	18,626,737	—	—	18,626,737
Specialty Retail	16,169,436	—	—	16,169,436
Textiles, Apparel & Luxury Goods	6,509,183	—	—	6,509,183
Thrifts & Mortgage Finance	7,489,384	—	—	7,489,384
Tobacco	855,002	—	—	855,002
Trading Companies & Distributors	4,507,785	—	—	4,507,785
Transportation Infrastructure	244,957	—	—	244,957
Water Utilities	1,182,479	—	—	1,182,479
Wireless Telecommunication Services	827,663	—	—	827,663
Total Common Stocks	$454,434,944	$—	$—	$454,434,944
Futures Contracts	37,978	—	—	37,978
Mutual Fund	3,881,567	—	—	3,881,567
Repurchase Agreements	—	57,343,007	—	57,343,007
Right	1,039	—	—	1,039
Warrant	522	—	—	522
Total	$458,356,050	$57,343,007	$—	$515,699,057

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2013, the Fund held two common stock investments that were categorized as a level three investment which were valued at zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

38

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized appreciation from futures contracts	$37,978
Total		$37,978

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$1,854,931
Total	$1,854,931

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(207,502)
Total	$(207,502)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2013.

(d)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU

39

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Futures Contracts	$37,978	$—	$37,978
Total	$37,978	$—	$37,978

Amounts designated as “—” are zero or have been rounded to zero.

40

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Financial Assets, Derivative Assets and Collateral Held by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Goldman Sachs	$37,978	$—	$—	$37,978
Total	$37,978	$—	$—	$37,978

Amounts designated as “—” are zero or have been rounded to zero.

(e)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Funds’ loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$55,555,490
Collateral offsetting(1)	57,367,538
Net Amount(2)	$1,812,048

(1)	Includes $24,531 of collateral in the form of U.S. Government Treasury securities, interest rates ranging from 0.38% to 2.50% and maturity dates ranging from 03/31/15 to 06/15/15.

41

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(2)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(f)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$57,343,007
Collateral offsetting	58,490,076
Net Amount(1)	$1,147,069

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

42

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of

43

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid NFA investment advisory fees according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.19%
$1.5 billion up to $3 billion	0.17%
$3 billion and more	0.16%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, there were no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $88,657 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

44

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $807.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of 0.15% of the average daily net assets of Class II shares. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class II shares of the Fund until April 30, 2014. During the six months ended June 30, 2013, the waiver of such administrative services fees by NFS amounted to $71.

For the six months ended June 30, 2013, NFS received $82 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $51,770,473 and sales of $ 80,809,761 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of

U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These

45

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $0 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$431,963,925	$110,802,828	$(27,105,674)	$83,697,154

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

46

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

47

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each NVIT Index Fund (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that all of the NVIT Index Funds had achieved gross performance of their Class Y shares either above that of the Funds’ respective benchmark indexes for the three-year period ended September 30, 2012 or below the benchmark index performance by a small margin.

48

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

49

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

50

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

51

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

52

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

53

Management Information (Continued)

June 30, 2013

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

54

Templeton NVIT International Value Fund

SemiannualReport

June 30, 2013 (unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

25	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IV (8/13)

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Message to Shareholders

June 30, 2013

Dear Shareholder,

Investing is like marriage. For the relationship to work, you must make an informed commitment and then honor it for better and for worse, through sickness and in health.

Today, most Americans understand that they are responsible for their own retirement and must make a commitment to prepare for the future. Yet, despite this awareness, many people still struggle with owning their financial futures. While hard at work to support their daily needs, they avoid making long-term plans. Their current obligations and a complex investment climate seem overwhelming, so they choose not to choose. Without a comprehensive long-term financial agenda, the future can be very uncertain.

As a Nationwide Variable Insurance Trust shareholder, you can be confident that you and your financial advisor have selected a reliable partner to share your journey. We are dedicated to offering a solid diversified fund lineup, as well as innovative solutions, outcome-oriented products and the experience to guide your investments through market cycles.

Times have been difficult for investors. Healing from the economic downturn that began in 2008 is taking longer than we would like. Yet, while progress in the economy has been tepid, the stock market ended the reporting period on a tear, posting double-digit returns. Reflecting a broad-based view of economic recovery, the S&P 500® Index posted a return of 13.82% during the six-month reporting period.

Headlines about the real and perceived potential effects of domestic and international political and economic challenges often cause investor unease and contribute to market volatility. During the past six months, investors reacted to concerns about governmental and macroeconomic issues such as the effects of the fiscal cliff, sequestration, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Added to these were the human toll of the destructive tornadoes in Oklahoma, ongoing violence in Syria and the terrorist bombings at the Boston Marathon; it is understandable why many investors remained skittish.

As we now know, the U.S. economy avoided falling off the fiscal cliff and has produced modestly encouraging economic indicators, including modest improvements in unemployment rates and the housing market. There are good reasons to be cautiously optimistic. Even at a slow pace, the more months with some good economic news and little or no bad news, the closer we will be to a sustainable recovery.

As we move forward, please keep in mind that periods of volatility and market downturns are a natural part of the economic cycle and should be expected. Long-term results are what matter most. We have more than 80 years of experience managing our customers’ assets through all types of markets.

We appreciate the commitment you have made to the Nationwide Variable Insurance Trust. We pride ourselves on keeping our promises and will continue to make your success our first priority.

Thank you.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

2

Important Disclosures (Continued)

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P/Case-Shiller® Home Price Indexes: A family of unmanaged, value-weighted indexes designed to measure the average change in home prices in particular U.S. geographic markets; the S&P/Case-Shiller® U.S. National Home Price Index is calculated quarterly as a composite of single-family home price repeat sales indexes for the nine U.S. Census divisions; the S&P/Case-Shiller® 10-City Composite Index and the S&P/Case-Shiller® 20-City Composite Index cover 10 and 20 metropolitan statistical areas, respectively, are calculated monthly using a three-month moving average, and are published with a two-month lag.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. In Mich. only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

3

Summary of Market Environment

June 30, 2013

U.S. Stocks Advanced

In January 2013, at the start of the six-month reporting period ended June 30, 2013, the U.S. stock market exhibited a gain as Congress avoided the so-called fiscal cliff on New Year’s Day, and then later suspended the legal limit on the national debt, known as the debt ceiling, until May. Economic data throughout January was mixed, with fourth-quarter 2012 gross domestic product (GDP) showing a contraction of 0.1%. Spending cuts along with slow business investment were largely to blame, while increases in consumer spending helped to offset the negative news. During February, the Federal Reserve released minutes from its January meeting which indicated a growing divide between board members on whether the benefits of an accommodative interest rate policy have been outweighing the negatives. U.S. stock markets, as measured by the S&P 500® Index (S&P 500), posted a positive return of 1.36% for February.

With uncertainty about the fiscal cliff resolved, U.S. stock markets, as measured by the S&P 500, returned 10.61% for the first quarter of 2013. The equity markets continued their gains through April 2013, with the S&P 500 returning 1.93% for the month. Job growth reports at the beginning of 2013 were strong but slowed in March, when the economy added just 88,000 new jobs, a figure that was well below forecasts. Nonetheless, the unemployment rate for March dropped to a four-year low of 7.6%, due to a combination of the newly added jobs along with evidence that unemployed workers were abandoning the job market.

Aside from a weak fourth-quarter 2012 GDP figure and the ambivalent employment numbers in early 2013, other economic data from the first quarter of 2013 were more positive. Housing markets proved strong, with housing prices rising 8.1% in January 2013 as reported by the S&P/Case-Shiller® U.S. National Home Price Index. Mergers-and-acquisitions activity during the first quarter of 2013 increased and included the high-profile deal of Berkshire Hathaway acquiring Heinz as well as talk of a merger between American Airlines and U.S. Airways.

Discussions of winding down the quantitative easing program began gathering more attention in May, and in June during the Federal Open Market Committee’s (FOMC) June 19 policy meeting, Federal Reserve Board Chairman Ben Bernanke announced a potential plan for tapering off the Fed’s quantitative easing program. While this announcement was mostly in line with expectations, markets reacted negatively, with the S&P 500 falling nearly 4% on June 20. Given the markets’ sharp decline and a spike in volatility, the Fed later refined its message to emphasize that tapering would occur only when the time is right and the economy is able to fully stand on its own. The S&P 500 posted a return of 13.82% during the six-month reporting period.

International Stocks Were Mixed

Results for international stocks and emerging market stocks were mixed during the reporting period. Investors in the international markets remained focused on Europe’s economic struggles, a large bailout for the small island nation of Cyprus and record high unemployment. Cypriot banks had amassed significant exposure to Greek assets, and when the Greek economy collapsed, Cyprus had to request a bailout from the European Union, the European Central Bank and the International Monetary Fund. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 4.10%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, declined 9.57%.

Fixed-income Declined

Overall during the reporting period, investors in fixed-income markets continued to regain some of their risk appetite, as evidenced by increased investments in the equity markets. All fixed-income sectors, with the exception of high yield, declined during the reporting period due to investors’ concerns about the Fed’s possible reductions in quantitative easing.

High-yield credit outperformed investment-grade credit, and emerging market debt underperformed international and U.S. debt during the reporting period. The Barclays U.S. Aggregate Bond Index registered -2.44% for the reporting period, while the Barclays U.S. Corporate High Yield 2% Issuer Cap Index posted a return of 1.42%. The Barclays Emerging Markets USD Aggregate Bond Index registered -6.52% for the reporting period.

4

Shareholder Expense Example	Templeton NVIT International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2013) and continued to hold your shares at the end of the reporting period (June 30, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2013 through June 30, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2013 through June 30, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2013

Templeton NVIT International Value Fund			Beginning Account Value ($) 01/01/13	Ending Account Value ($) 06/30/13	Expenses Paid During Period ($) 01/01/13 - 06/30/13[a]	Expense Ratio During Period (%) 01/01/13 - 06/30/13[a]
Class III Shares	Actual		1,000.00	1,005.70	5.02	1.01
	Hypothetical	[b]	1,000.00	1,019.79	5.06	1.01

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2013 through June 30, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

5

Portfolio Summary	Templeton NVIT International Value Fund
June 30, 2013 (Unaudited)

Asset Allocation†
Common Stocks	97.5%
Mutual Fund	2.8%
Repurchase Agreement	0.3%
Right††	0.0%
Liabilities in excess of other assets	(0.6%)

100.0%

Top Industries †††
Pharmaceuticals	11.4%
Commercial Banks	10.6%
Oil, Gas & Consumable Fuels	10.0%
Insurance	6.8%
Diversified Telecommunication Services	6.6%
Semiconductors & Semiconductor Equipment	4.0%
Industrial Conglomerates	3.7%
Wireless Telecommunication Services	3.5%
Automobiles	3.3%
Auto Components	2.4%
Other Industries *	37.7%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund—Institutional Class	2.8%
Sanofi	2.5%
Roche Holding AG	2.3%
Samsung Electronics Co., Ltd.	2.2%
GlaxoSmithKline PLC	2.1%
Vodafone Group PLC	2.0%
Bayer AG	1.9%
Cie Generale des Etablissements Michelin	1.8%
Telenor ASA	1.8%
Toyota Motor Corp.	1.7%
Other Holdings *	78.9%

100.0%

Top Countries †††
United Kingdom	17.6%
France	11.2%
Germany	10.7%
Netherlands	8.9%
Switzerland	7.6%
Japan	6.8%
South Korea	5.3%
Hong Kong	4.4%
Norway	3.7%
Spain	3.0%
Other Countries *	20.8%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements

6

Statement of Investments

June 30, 2013 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.5%

	Shares	Market Value

BELGIUM 0.5%
Commercial Banks 0.5%
KBC Groep NV	33,359	$1,243,603

BRAZIL 1.2%
Aerospace & Defense 0.5%
Embraer SA, ADR	37,200	1,372,308

Metals & Mining 0.2%
Vale SA—Preference Shares, ADR	36,100	438,976

Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA, ADR	81,220	1,190,685

		3,001,969

CANADA 2.9%
Chemicals 0.9%
Potash Corp. of Saskatchewan, Inc.	59,960	2,286,275

Energy Equipment & Services 0.5%
Ensign Energy Services, Inc.	35,900	555,721
Trican Well Service Ltd. (a)	57,800	768,322

		1,324,043

Oil, Gas & Consumable Fuels 1.5%
Husky Energy, Inc.	31,350	835,245
Talisman Energy, Inc.	232,900	2,657,411

		3,492,656

		7,102,974

CHINA 1.8%
Diversified Telecommunication Services 1.1%
China Telecom Corp., Ltd., H Shares	5,790,000	2,761,431

Insurance 0.7%
China Life Insurance Co., Ltd., H Shares	715,000	1,664,177

		4,425,608

FRANCE 11.2%
Auto Components 1.8%
Cie Generale des Etablissements Michelin	47,670	4,262,460

Building Products 0.7%
Compagnie de Saint-Gobain	40,160	1,627,302

Commercial Banks 1.5%
BNP Paribas SA	67,120	3,674,489

Diversified Telecommunication Services 0.9%
Vivendi SA	111,855	2,119,834

Electrical Equipment 0.5%
Alstom SA*	33,290	1,092,037

Insurance 1.4%
AXA SA	175,444	3,458,478

Multi-Utilities 0.5%
GDF Suez	56,710	1,112,358

Oil, Gas & Consumable Fuels 1.5%
Total SA	76,600	3,741,389

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Pharmaceuticals 2.4%
Sanofi	57,780	$5,973,331

		27,061,678

GERMANY 10.8%
Air Freight & Logistics 0.8%
Deutsche Post AG REG	75,840	1,882,201

Airlines 0.6%
Deutsche Lufthansa AG REG*	67,120	1,359,678

Construction Materials 0.8%
HeidelbergCement AG	27,110	1,816,395

Industrial Conglomerates 1.5%
Siemens AG REG	36,940	3,740,676

Insurance 1.3%
Muenchener Rueckversicherungs AG REG	16,770	3,080,863

Multi-Utilities 0.4%
E.ON SE	61,150	1,002,167

Pharmaceuticals 3.2%
Bayer AG REG	41,287	4,395,854
Merck KGaA	22,770	3,462,859

		7,858,713

Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG	295,540	2,473,941

Software 1.2%
SAP AG	26,530	1,937,302
Software AG	28,570	853,748

		2,791,050

		26,005,684

HONG KONG 4.4%
Industrial Conglomerates 0.9%
Hutchison Whampoa Ltd.	216,000	2,259,848

Insurance 0.7%
AIA Group Ltd.	396,000	1,668,348

Real Estate Management & Development 1.3%
Cheung Kong Holdings Ltd.	113,000	1,523,740
Swire Pacific Ltd., Class A	107,000	1,289,167
Swire Properties Ltd.	113,400	333,856

		3,146,763

Wireless Telecommunication Services 1.5%
China Mobile Ltd.	354,000	3,666,327

		10,741,286

INDIA 0.7%
Commercial Banks 0.7%
ICICI Bank Ltd., ADR	45,813	1,752,347

IRELAND 2.0%
Biotechnology 0.7%
Elan Corp. PLC, ADR*	117,620	1,663,147

7

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

IRELAND (continued)
Construction Materials 1.3%
CRH PLC	156,320	$3,171,920

		4,835,067

ITALY 2.9%
Commercial Banks 1.7%
Intesa Sanpaolo SpA	1,218,422	1,950,135
UniCredit SpA	471,099	2,202,336

		4,152,471

Oil, Gas & Consumable Fuels 1.2%
Eni SpA	141,946	2,913,297

		7,065,768

JAPAN 6.9%
Automobiles 3.4%
Nissan Motor Co., Ltd.	377,900	3,787,544
Toyota Motor Corp.	72,400	4,367,011

		8,154,555

Food Products 0.9%
Suntory Beverage & Food Ltd.* (b)	68,000	2,125,429

Leisure Equipment & Products 0.9%
Nikon Corp.	94,000	2,196,216

Software 0.9%
Trend Micro, Inc.	66,300	2,107,859

Trading Companies & Distributors 0.8%
ITOCHU Corp.	173,000	2,000,554

		16,584,613

NETHERLANDS 9.0%
Air Freight & Logistics 0.7%
TNT Express NV	214,686	1,608,497

Chemicals 1.4%
Akzo Nobel NV	59,310	3,346,630

Diversified Financial Services 1.8%
ING Groep NV, CVA*	461,806	4,220,487

Energy Equipment & Services 1.0%
Fugro NV, CVA	10,065	546,896
SBM Offshore NV*	112,895	1,903,307

		2,450,203

Food Products 0.8%
Unilever NV, CVA	50,440	1,985,536

Industrial Conglomerates 1.3%
Koninklijke Philips NV	116,600	3,178,646

Oil, Gas & Consumable Fuels 1.5%
Royal Dutch Shell PLC, Class B, ADR	54,510	3,612,378

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Professional Services 0.5%
Randstad Holding NV	29,890	$1,228,729

		21,631,106

NORWAY 3.7%
Biotechnology 0.7%
Algeta ASA*	44,991	1,712,661

Diversified Telecommunication Services 1.8%
Telenor ASA	225,070	4,470,568

Oil, Gas & Consumable Fuels 1.2%
Statoil ASA	138,220	2,855,359

		9,038,588

PORTUGAL 0.4%
Diversified Telecommunication Services 0.4%
Portugal Telecom SGPS SA REG	263,410	1,024,778

SINGAPORE 2.9%
Commercial Banks 1.3%
DBS Group Holdings Ltd.	258,361	3,143,711

Diversified Telecommunication Services 1.6%
Singapore Telecommunications Ltd.	1,266,000	3,749,660

		6,893,371

SOUTH KOREA 5.3%
Auto Components 0.6%
Hyundai Mobis	6,207	1,477,718

Commercial Banks 0.8%
KB Financial Group, Inc., ADR	65,885	1,952,173

Household Durables 0.8%
LG Electronics, Inc.	30,149	1,916,232

Metals & Mining 0.9%
POSCO	8,204	2,138,424

Semiconductors & Semiconductor Equipment 2.2%
Samsung Electronics Co., Ltd., GDR REG	8,600	4,997,859
Samsung Electronics Co., Ltd., GDR REG	500	293,770

		5,291,629

		12,776,176

SPAIN 3.0%
Commercial Banks 0.5%
Banco Santander SA	197,340	1,262,828

Diversified Telecommunication Services 0.9%
Telefonica SA	169,836	2,185,009

Oil, Gas & Consumable Fuels 1.2%
Repsol SA (a)	132,955	2,806,013

Specialty Retail 0.4%
Industria de Diseno Textil SA	7,660	944,825

		7,198,675

8

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWEDEN 1.7%
Communications Equipment 1.0%
Telefonaktiebolaget LM Ericsson, Class B	208,620	$2,365,715

Health Care Equipment & Supplies 0.7%
Getinge AB, Class B	58,361	1,771,895

		4,137,610

SWITZERLAND 7.7%
Capital Markets 2.0%
Credit Suisse Group AG REG*	132,366	3,504,269
UBS AG REG*	75,880	1,286,166

		4,790,435

Insurance 1.6%
Swiss Re AG*	51,010	3,795,190

Pharmaceuticals 3.6%
Novartis AG REG	40,810	2,890,595
Roche Holding AG	23,520	5,837,601

		8,728,196

Professional Services 0.5%
Adecco SA REG*	21,120	1,202,825

		18,516,646

TAIWAN 0.8%
Semiconductors & Semiconductor Equipment 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	509,214	1,843,404

UNITED KINGDOM 17.7%
Aerospace & Defense 1.3%
BAE Systems PLC	535,890	3,120,748

Airlines 1.2%
International Consolidated Airlines Group SA*	727,640	2,918,293

Commercial Banks 3.6%
HSBC Holdings PLC	352,400	3,652,721
Lloyds Banking Group PLC*	3,116,540	2,992,851
Standard Chartered PLC	91,370	1,983,678

		8,629,250

Construction & Engineering 0.5%
Carillion PLC	290,380	1,220,084

Containers & Packaging 0.9%
Rexam PLC	293,553	2,130,382

Food & Staples Retailing 1.0%
Tesco PLC	456,460	2,298,649

Insurance 1.1%
Aviva PLC	518,790	2,673,921

Multiline Retail 1.1%
Marks & Spencer Group PLC	394,170	2,579,146

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 1.4%
BP PLC	477,580	$3,314,380

Pharmaceuticals 2.1%
GlaxoSmithKline PLC	206,480	5,161,222

Specialty Retail 1.5%
Kingfisher PLC	684,330	3,567,971

Wireless Telecommunication Services 2.0%
Vodafone Group PLC	1,711,850	4,905,611

		42,519,657

Total Common Stocks (cost $204,463,231)		235,400,608

Right 0.0%†

	Number of Rights	Market Value
SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring on 070/4/13*	132,955	74,070

Total Right (cost $–)		74,070

Mutual Fund 2.8%
	Shares	Market Value

Money Market Fund 2.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.12% (c)	6,753,701	6,753,701

Total Mutual Fund (cost $6,753,701)		6,753,701

Repurchase Agreement 0.3%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.11%, dated 06/28/13, due 07/01/13, repurchase price $729,055, collateralized by U.S. Government Agency Securities, 0.00%, maturing 07/15/18 — 05/04/37; total market value $743,636.(d)	$729,049	729,049

Total Repurchase Agreement (cost $729,049)		729,049

Total Investments (cost $211,945,981) (e) — 100.6%		242,957,428

Liabilities in excess of other assets — (0.6)%		(1,412,741)

NET ASSETS — 100.0%		$241,544,687

9

Statement of Investments (Continued)

June 30, 2013 (Unaudited)

Templeton NVIT International Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $670,610.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of June 30, 2013.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2013 was $729,049.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Templeton NVIT International Value Fund
Assets:
Investments, at value* (cost $211,216,932)	$242,228,379
Repurchase agreement, at value and cost	729,049

Total Investments	242,957,428

Cash	51,521
Foreign currencies, at value (cost $18,520)	18,471
Dividends receivable	598,535
Security lending income receivable	2,865
Receivable for investments sold	1,872,005
Receivable for capital shares issued	938
Reclaims receivable	365,412
Prepaid expenses	1,891

Total Assets	245,869,066

Liabilities:
Payable for investments purchased	2,643,155
Payable for capital shares redeemed	665,332
Payable upon return of securities loaned (Note 2)	729,049
Accrued expenses and other payables:
Investment advisory fees	153,526
Fund administration fees	10,830
Administrative servicing fees	101,114
Accounting and transfer agent fees	987
Trustee fees	72
Custodian fees	2,290
Compliance program costs (Note 3)	232
Professional fees	2,056
Printing fees	15,487
Other	249

Total Liabilities	4,324,379

Net Assets	$241,544,687

Represented by:
Capital	$197,886,446
Accumulated undistributed net investment income	4,626,531
Accumulated net realized gains from investment and foreign currency transactions	8,020,666
Net unrealized appreciation/(depreciation) from investments	31,011,447
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(403)

Net Assets	$241,544,687

*	Includes value of securities on loan of $670,610 (Note 2).

11

Statement of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

Templeton NVIT International Value Fund

Net Assets:
Class III Shares	$241,544,687

Total	$241,544,687

Shares Outstanding (unlimited number of shares authorized):
Class III Shares	19,675,265

Total	19,675,265

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class III Shares	$12.28

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Templeton NVIT International Value Fund
INVESTMENT INCOME:
Dividend income	$5,992,259
Income from securities lending (Note 2)	33,580
Foreign tax withholding	(500,246)

Total Income	5,525,593

EXPENSES:
Investment advisory fees	922,839
Fund administration fees	65,261
Administrative servicing fees Class III Shares	184,569
Professional fees	32,089
Printing fees	13,607
Trustee fees	4,378
Custodian fees	6,600
Accounting and transfer agent fees	3,582
Compliance program costs (Note 3)	444
Other	4,701

Total expenses before earnings credit	1,238,070

Earnings credit (Note 5)	(25)

Net Expenses	1,238,045

NET INVESTMENT INCOME	4,287,548

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,691,335
Net realized losses from foreign currency transactions (Note 2)	(34,032)

Net realized gains from investment and foreign currency transactions	5,657,303

Net change in unrealized appreciation/(depreciation) from investments	(8,073,399)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(9,771)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(8,083,170)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(2,425,867)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,861,681

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Templeton NVIT International Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$4,287,548	$6,043,537
Net realized gains from investment and foreign currency transactions	5,657,303	2,329,238
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(8,083,170)	34,978,281

Change in net assets resulting from operations	1,861,681	43,351,056

Distributions to Shareholders From:
Net investment income:
Class III	–	(5,788,286)
Net realized gains:
Class III	–	(4,085,749)

Change in net assets from shareholder distributions	–	(9,874,035)

Change in net assets from capital transactions	(12,296,284)	(10,231,312)

Change in net assets	(10,434,603)	23,245,709

Net Assets:
Beginning of period	251,979,290	228,733,581

End of period	$241,544,687	$251,979,290

Accumulated undistributed net investment income at end of period	$4,626,531	$338,983

CAPITAL TRANSACTIONS:
Class III Shares
Proceeds from shares issued	$14,283,717	$14,078,953
Dividends reinvested	–	9,874,035
Cost of shares redeemed	(26,580,001)	(34,184,300)

Total Class III Shares	(12,296,284)	(10,231,312)

Change in net assets from capital transactions	$(12,296,284)	(10,231,312)

SHARE TRANSACTIONS:
Class III Shares
Issued	1,165,059	1,276,146
Reinvested	–	836,865
Redeemed	(2,131,758)	(2,989,100)

Total Class III Shares	(966,699)	(876,089)

Total change in shares	(966,699)	(876,089)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Templeton NVIT International Value Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)	Portfolio Turnover
Class III Shares
Six Months Ended June 30, 2013(c) (Unaudited)	$12.21	0.22	(0.15)	0.07	–	–	–	–	$12.28	0.57%	$241,544,687	1.01%	3.49%	1.01%	12.93%
Year Ended December 31, 2012(c)	$10.63	0.29	1.77	2.06	(0.29)	(0.19)	(0.48)	–	$12.21	19.56%	$251,979,290	1.00%	2.55%	1.00%	10.82%
Year Ended December 31, 2011(c)	$12.50	0.34	(1.86)	(1.52)	(0.34)	(0.01)	(0.35)	–	$10.63	(12.43)%	$228,733,581	0.99%	2.77%	0.99%	5.40%
Year Ended December 31, 2010(c)	$13.90	0.27	0.51	0.78	(0.27)	(1.91)	(2.18)	–	$12.50	6.35%	$235,241,097	0.99%	2.01%	0.99%	13.39%
Period Ended December 31, 2009(c)(d)	$10.00	0.10	3.98	4.08	(0.16)	(0.02)	(0.18)	–	$13.90	41.16%	$329,541,495	1.00%	0.94%	1.00%	13.06%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share calculations were performed using average shares method.
(d)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Templeton NVIT International Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security

16

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment within the hierarchy.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,372,308	$3,120,748	$—	$4,493,056
Air Freight & Logistics	—	3,490,698	—	3,490,698
Airlines	—	4,277,971	—	4,277,971
Auto Components	—	5,740,178	—	5,740,178
Automobiles	—	8,154,555	—	8,154,555
Biotechnology	1,663,147	1,712,661	—	3,375,808
Building Products	—	1,627,302	—	1,627,302
Capital Markets	1,286,166	3,504,269	—	4,790,435
Chemicals	2,286,275	3,346,630	—	5,632,905
Commercial Banks	3,704,520	22,106,352	—	25,810,872
Communications Equipment	—	2,365,715	—	2,365,715
Construction & Engineering	—	1,220,084	—	1,220,084
Construction Materials	—	4,988,315	—	4,988,315
Containers & Packaging	—	2,130,382	—	2,130,382
Diversified Financial Services	—	4,220,487	—	4,220,487
Diversified Telecommunication Services	—	16,311,280	—	16,311,280
Electrical Equipment	—	1,092,037	—	1,092,037
Energy Equipment & Services	1,324,043	2,450,203	—	3,774,246
Food & Staples Retailing	—	2,298,649	—	2,298,649
Food Products	—	4,110,965	—	4,110,965
Health Care Equipment & Supplies	—	1,771,895	—	1,771,895
Household Durables	—	1,916,232	—	1,916,232
Industrial Conglomerates	—	9,179,170	—	9,179,170
Insurance	—	16,340,977	—	16,340,977
Leisure Equipment & Products	—	2,196,216	—	2,196,216
Metals & Mining	438,976	2,138,424	—	2,577,400
Multiline Retail	—	2,579,146	—	2,579,146
Multi-Utilities	—	2,114,525	—	2,114,525
Oil, Gas & Consumable Fuels	8,295,719	15,630,438	—	23,926,157
Pharmaceuticals	—	27,721,462	—	27,721,462
Professional Services	—	2,431,554	—	2,431,554
Real Estate Management & Development	—	3,146,763	—	3,146,763
Semiconductors & Semiconductor Equipment	293,770	9,315,204	—	9,608,974
Software	—	4,898,909	—	4,898,909
Specialty Retail	—	4,512,796	—	4,512,796
Trading Companies & Distributors	—	2,000,554	—	2,000,554
Wireless Telecommunication Services	—	8,571,938	—	8,571,938
Total Common Stocks	$20,664,924	$214,735,684	$—	$235,400,608
Mutual Fund	6,753,701	—	—	6,753,701
Right	—	74,070	—	74,070
Repurchase Agreement	—	729,049	—	729,049
Total	$27,418,625	$215,538,803	$—	$242,957,428

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

18

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the six months ended June 30, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense,

19

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2013, the Fund’s loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

Securities Lending Agreements
Total gross amount presented in Statements of Assets and Liabilities	$670,610
Collateral offsetting	729,049
Net Amount(1)	$58,439

(1)	At June 30, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned.

(e)	Repurchase Agreements

During the six months ended June 30, 2013, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date under the terms of a Master Repurchase Agreement. The Master Repurchase Agreement governs the repurchase agreement between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for the repurchase agreement. If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2013, the Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$729,049
Collateral offsetting	743,636
Net Amount(1)	$14,587

(1)	At June 30, 2013, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

20

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a

21

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Templeton Investment Counsel, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.87% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2013, the Fund had no cumulative potential reimbursements.

During the six months ended June 30, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2013, NFM received $65,261 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

22

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2013, the Fund’s portion of such costs amounted to $444.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class III shares of the Fund.

For the six months ended June 30, 2013, NFS received $184,569 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2013 and year ended December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $3,080 and $5,797, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2013. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 18, 2013. Two other lenders participate in this arrangement.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2013, the Fund had purchases of $30,979,385 and sales of $38,965,379 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

23

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2013, the Fund recaptured $774 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$211,986,559	$46,487,755	$(15,516,886)	$30,970,869

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 17, 2014. The renewed credit arrangement is similar to the arrangement that applied during the six months ended June 30, 2013 discussed above under “Bank Loans and Earnings Credit”. Changes include that the credit agreement has been increased to permit the Trust to borrow up to $100,000,000 and that the commitment fee has been reduced to 0.07% per year.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2013 (Unaudited)

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2013, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2013 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2013 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

A summary report for each Fund that set out a wide variety of summary information regarding the Fund, including performance, expense, and profitability information, and specifically including management’s analysis of the Fund’s performance and expenses and a specific recommendation as to action to be taken on the Fund’s advisory and sub-advisory arrangements;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple years ended September 30, 2012) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds;

—

For Funds with multiple Sub-Advisers, expense rankings (over multiple years ended September 30, 2012) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2012) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

25

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, changes related to the Funds’ subadvisory relationships, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management economic and financial analysis, and asset allocation strategy;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; general information about the compensation of the Adviser’s personnel with primary responsibility for management of the Trust; the Adviser’s and Sub-Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2013 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered the Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability. They concluded in each case that the level of profitability to the Adviser did not appear unreasonably high.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the respective medians of the Fund’s expense group. The Trustees also noted that the Fund had achieved total return performance of its Class III shares above the median of the funds in its performance universe for the three-year period ended September 30, 2012. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

26

Supplemental Information (Continued)

June 30, 2013 (Unaudited)

At the March 2013 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2013 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable; and

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

27

Management Information

June 30, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

June 30, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group[4]. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[4].	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

31

Management Information (Continued)

June 30, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why the registrant has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)    (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, the registrant must explain why the registrant does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

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(e)    (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

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(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

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Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 10, 2004, and June 10, 2004, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concerned the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

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Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	August 27, 2013

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 27, 2013

*	Print the name and title of each signing officer under his or her signature.

All Section 302 certifications should be included in one EDGAR EX-99.CERT exhibit document and all Section 906 certifications should be included in a separate EDGAR EX-99.906CERT exhibit document to Form N-CSR.

[Do not include this language in the filing.]

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